Nationwide Destination 2065 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 1
Investment Companies 91.6%
Shares Value ($)
Equity Funds 85.7%
Nationwide International Index
Fund, Class R6(a) 58,685 545,187
Nationwide Mid Cap Market
Index Fund, Class R6(a) 10,114 203,496
Nationwide Multi-Cap Portfolio,
Class R6(a) 96,854 1,332,707
Nationwide Small Cap Index
Fund, Class R6(a) 5,869 79,351
Total Equity Funds
(cost $1,751,805) 2,160,741
Fixed Income Funds 5.9%
Nationwide Bond Index Fund,
Class R6(a) 2,642 30,649
Nationwide Bond Portfolio, Class
R6*(a) 9,295 95,735
Nationwide Core Plus Bond
Fund, Class R6(a) 2,163 23,165
Total Fixed Income Funds
(cost $146,883) 149,549
Total Investment Companies
(cost $1,898,688) 2,310,290
Exchange Traded Funds 8.3%
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 3,050 192,790
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 103 15,401
Total Exchange Traded Funds
(cost $182,848) 208,191
Total Investments
(cost $2,081,536) — 99.9% 2,518,481
Other assets in excess of liabilities — 0.1% 2,634
NET ASSETS — 100.0% $ 2,521,115
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2065 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 208,191 $ – $ – $ 208,191
Investment Companies 2,310,290 – – 2,310,290
Total $ 2,518,481 $ – $ – $ 2,518,481
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2025 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 3
Investment Companies 88.5%
Shares Value ($)
Alternative Assets 4.4%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 897,660 9,434,410
Total Alternative Assets
(cost $8,954,737) 9,434,410
Equity Funds 45.3%
Nationwide International Index
Fund, Class R6(a) 2,835,632 26,343,020
Nationwide Mid Cap Market
Index Fund, Class R6(a) 295,997 5,955,459
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,573,141 62,926,425
Nationwide Small Cap Index
Fund, Class R6(a) 205,376 2,776,690
Total Equity Funds
(cost $68,384,242) 98,001,594
Fixed Income Funds 38.8%
Nationwide Bond Index Fund,
Class R6(a) 1,818,641 21,096,237
Nationwide Bond Portfolio, Class
R6*(a) 3,620,773 37,293,967
Nationwide Core Plus Bond
Fund, Class R6(a) 1,665,402 17,836,457
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 683,819 7,775,019
Total Fixed Income Funds
(cost $79,546,835) 84,001,680
Total Investment Companies
(cost $156,885,814) 191,437,684
Exchange Traded Funds 5.4%
Equity Fund 3.4%
iShares Core MSCI Emerging
Markets ETF 117,263 7,412,195
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF(b) 28,923 4,324,567
Total Exchange Traded Funds
(cost $9,756,520) 11,736,762
Investment Contract 6.2%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 13,374,498 13,374,498
Total Investment Contract
(cost $13,374,498) 13,374,498
Short-Term Investment 2.0%
Shares
Money Market Fund 2.0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 4,346,489 4,346,489
Total Short-Term Investment
(cost $4,346,489)
4,346,489
Total Investments
(cost $184,363,321) — 102.1% 220,895,433
Liabilities in excess of other assets — (2.1)% (4,437,955)
NET ASSETS — 100.0% $ 216,457,478
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $4,281,206, which was collateralized by cash used
to purchase a money market fund with a value of $4,346,489.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $4,346,489.
ETF Exchange Traded Fund

4 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,736,762 $ – $ – $ 11,736,762
Investment Companies 191,437,684 – – 191,437,684
Investment Contract – – 13,374,498 13,374,498
Short-Term Investment 4,346,489 – – 4,346,489
Total $ 207,520,935 $ – $ 13,374,498 $ 220,895,433
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Destination 2025 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 5
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 15,130,744 $ 15,130,744
Purchases
*
6,286,234 6,286,234
Sales (8,042,480) (8,042,480)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2021 $ 13,374,498 $ 13,374,498
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 91.7%
Shares Value ($)
Alternative Assets 3.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 710,414 7,466,449
Total Alternative Assets
(cost $7,169,558) 7,466,449
Equity Funds 57.8%
Nationwide International Index
Fund, Class R6(a) 4,275,209 39,716,695
Nationwide Mid Cap Market
Index Fund, Class R6(a) 485,457 9,767,389
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,187,969 85,146,456
Nationwide Small Cap Index
Fund, Class R6(a) 360,017 4,867,428
Total Equity Funds
(cost $99,490,455) 139,497,968
Fixed Income Funds 30.8%
Nationwide Bond Index Fund,
Class R6(a) 1,617,019 18,757,416
Nationwide Bond Portfolio, Class
R6*(a) 3,421,065 35,236,970
Nationwide Core Plus Bond
Fund, Class R6(a) 1,555,590 16,660,370
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 311,339 3,539,922
Total Fixed Income Funds
(cost $70,506,151) 74,194,678
Total Investment Companies
(cost $177,166,164) 221,159,095
Exchange Traded Funds 6.1%
Equity Fund 4.7%
iShares Core MSCI Emerging
Markets ETF 179,805 11,365,474
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF(b) 22,329 3,338,632
Total Exchange Traded Funds
(cost $12,236,153) 14,704,106
Investment Contract 2.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 5,327,739 5,327,739
Total Investment Contract
(cost $5,327,739) 5,327,739
Short-Term Investment 1.4%
Shares Value ($)
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 3,361,611 3,361,611
Total Short-Term Investment
(cost $3,361,611)
3,361,611
Total Investments
(cost $198,091,667) — 101.4% 244,552,551
Liabilities in excess of other assets — (1.4)% (3,450,776)
NET ASSETS — 100.0% $ 241,101,775
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $3,311,120, which was collateralized by cash used
to purchase a money market fund with a value of $3,361,611.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $3,361,611.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 14,704,106 $ – $ – $ 14,704,106
Investment Companies 221,159,095 – – 221,159,095
Investment Contract – – 5,327,739 5,327,739
Short-Term Investment 3,361,611 – – 3,361,611
Total $ 239,224,812 $ – $ 5,327,739 $ 244,552,551
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

8 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2030 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 5,342,520 $ 5,342,520
Purchases
*
2,791,285 2,791,285
Sales (2,806,066) (2,806,066)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2021 $ 5,327,739 $ 5,327,739
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 9
Investment Companies 91.5%
Shares Value ($)
Alternative Assets 2.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 511,696 5,377,926
Total Alternative Assets
(cost $5,239,641) 5,377,926
Equity Funds 68.4%
Nationwide International Index
Fund, Class R6(a) 4,311,696 40,055,660
Nationwide Mid Cap Market
Index Fund, Class R6(a) 530,945 10,682,616
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,282,901 86,452,718
Nationwide Small Cap Index
Fund, Class R6(a) 380,206 5,140,390
Total Equity Funds
(cost $102,689,539) 142,331,384
Fixed Income Funds 20.5%
Nationwide Bond Index Fund,
Class R6(a) 892,504 10,353,043
Nationwide Bond Portfolio, Class
R6*(a) 2,180,394 22,458,055
Nationwide Core Plus Bond
Fund, Class R6(a) 846,135 9,062,106
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 65,400 743,600
Total Fixed Income Funds
(cost $40,789,626) 42,616,804
Total Investment Companies
(cost $148,718,806) 190,326,114
Exchange Traded Funds 7.6%
Equity Fund 6.2%
iShares Core MSCI Emerging
Markets ETF 204,228 12,909,252
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF(b) 18,421 2,754,308
Total Exchange Traded Funds
(cost $12,909,423) 15,663,560
Investment Contract 1.0%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 2,074,268 2,074,268
Total Investment Contract
(cost $2,074,268) 2,074,268
Short-Term Investment 1.3%
Shares
Money Market Fund 1.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 2,768,225 2,768,225
Total Short-Term Investment
(cost $2,768,225)
2,768,225
Total Investments
(cost $166,470,722) — 101.4% 210,832,167
Liabilities in excess of other assets — (1.4)% (2,867,106)
NET ASSETS — 100.0% $ 207,965,061
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $2,726,647, which was collateralized by cash used
to purchase a money market fund with a value of $2,768,225.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $2,768,225.
ETF Exchange Traded Fund

10 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 15,663,560 $ – $ – $ 15,663,560
Investment Companies 190,326,114 – – 190,326,114
Investment Contract – – 2,074,268 2,074,268
Short-Term Investment 2,768,225 – – 2,768,225
Total $ 208,757,899 $ – $ 2,074,268 $ 210,832,167
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Destination 2035 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 11
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 2,355,998 $ 2,355,998
Purchases
*
861,515 861,515
Sales (1,143,245) (1,143,245)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2021 $ 2,074,268 $ 2,074,268
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 91.5%
Shares Value ($)
Equity Funds 83.9%
Nationwide International Index
Fund, Class R6(a) 2,027,138 18,832,108
Nationwide Mid Cap Market
Index Fund, Class R6(a) 342,779 6,896,722
Nationwide Multi-Cap Portfolio,
Class R6(a) 3,307,117 45,505,933
Nationwide Small Cap Index
Fund, Class R6(a) 195,831 2,647,631
Total Equity Funds
(cost $54,813,955) 73,882,394
Fixed Income Funds 7.6%
Nationwide Bond Index Fund,
Class R6(a) 155,641 1,805,434
Nationwide Bond Portfolio, Class
R6*(a) 387,557 3,991,836
Nationwide Core Plus Bond
Fund, Class R6(a) 87,725 939,535
Total Fixed Income Funds
(cost $6,451,616) 6,736,805
Total Investment Companies
(cost $61,265,571) 80,619,199
Exchange Traded Funds 8.5%
Equity Fund 7.5%
iShares Core MSCI Emerging
Markets ETF 104,398 6,598,998
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF(b) 5,741 858,394
Total Exchange Traded Funds
(cost $6,132,350) 7,457,392
Short-Term Investment 1.0%
Money Market Fund 1.0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 862,679 862,679
Total Short-Term Investment
(cost $862,679)
862,679
Total Investments
(cost $68,260,600) — 101.0% 88,939,270
Liabilities in excess of other assets — (1.0)% (895,425)
NET ASSETS — 100.0% $ 88,043,845
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $849,722, which was collateralized by cash used
to purchase a money market fund with a value of $862,679.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $862,679.
ETF Exchange Traded Fund

Nationwide Destination 2055 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,457,392 $ – $ – $ 7,457,392
Investment Companies 80,619,199 – – 80,619,199
Short-Term Investment 862,679 – – 862,679
Total $ 88,939,270 $ – $ – $ 88,939,270
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 91.4%
Shares Value ($)
Equity Funds 82.7%
Nationwide International Index
Fund, Class R6(a) 3,332,478 30,958,718
Nationwide Mid Cap Market
Index Fund, Class R6(a) 530,287 10,669,376
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,385,712 74,107,397
Nationwide Small Cap Index
Fund, Class R6(a) 306,343 4,141,754
Total Equity Funds
(cost $88,250,795) 119,877,245
Fixed Income Funds 8.7%
Nationwide Bond Index Fund,
Class R6(a) 279,180 3,238,493
Nationwide Bond Portfolio, Class
R6*(a) 705,394 7,265,557
Nationwide Core Plus Bond
Fund, Class R6(a) 197,716 2,117,535
Total Fixed Income Funds
(cost $12,122,136) 12,621,585
Total Investment Companies
(cost $100,372,931) 132,498,830
Exchange Traded Funds 8.7%
Equity Fund 7.3%
iShares Core MSCI Emerging
Markets ETF 167,189 10,568,017
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF(b) 13,525 2,022,258
Total Exchange Traded Funds
(cost $10,387,391) 12,590,275
Short-Term Investment 1.3%
Money Market Fund 1.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 1,942,129 1,942,129
Total Short-Term Investment
(cost $1,942,129)
1,942,129
Total Investments
(cost $112,702,451) — 101.4% 147,031,234
Liabilities in excess of other assets — (1.4)% (2,005,712)
NET ASSETS — 100.0% $ 145,025,522
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $1,912,959, which was collateralized by cash used
to purchase a money market fund with a value of $1,942,129.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $1,942,129.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 12,590,275 $ – $ – $ 12,590,275
Investment Companies 132,498,830 – – 132,498,830
Short-Term Investment 1,942,129 – – 1,942,129
Total $ 147,031,234 $ – $ – $ 147,031,234
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 84.9%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 886,709 9,319,317
Total Alternative Assets
(cost $8,532,018) 9,319,317
Equity Funds 32.5%
Nationwide International Index
Fund, Class R6(a) 1,220,843 11,341,632
Nationwide Mid Cap Market
Index Fund, Class R6(a) 141,351 2,843,989
Nationwide Multi-Cap Portfolio,
Class R6(a) 2,848,347 39,193,258
Total Equity Funds
(cost $36,469,418) 53,378,879
Fixed Income Funds 46.7%
Nationwide Bond Index Fund,
Class R6(a) 1,599,031 18,548,763
Nationwide Bond Portfolio, Class
R6*(a) 2,991,226 30,809,625
Nationwide Core Plus Bond
Fund, Class R6(a) 1,493,374 15,994,037
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 988,578 11,240,131
Total Fixed Income Funds
(cost $71,795,737) 76,592,556
Total Investment Companies
(cost $116,797,173) 139,290,752
Exchange Traded Funds 4.5%
Equity Fund 2.4%
iShares Core MSCI Emerging
Markets ETF 61,348 3,877,807
Fixed Income Fund 2.1%
iShares 20+ Year Treasury Bond
ETF(b) 23,180 3,465,874
Total Exchange Traded Funds
(cost $6,519,471) 7,343,681
Investment Contract 10.7%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 17,472,855 17,472,855
Total Investment Contract
(cost $17,472,855) 17,472,855
Short-Term Investment 2.1%
Shares
Money Market Fund 2.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 3,485,480 3,485,480
Total Short-Term Investment
(cost $3,485,480)
3,485,480
Total Investments
(cost $144,274,979) — 102.2% 167,592,768
Liabilities in excess of other assets — (2.2)% (3,571,585)
NET ASSETS — 100.0% $ 164,021,183
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $3,433,129, which was collateralized by cash used
to purchase a money market fund with a value of $3,485,480.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $3,485,480.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - July 31, 2021 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,343,681 $ – $ – $ 7,343,681
Investment Companies 139,290,752 – – 139,290,752
Investment Contract – – 17,472,855 17,472,855
Short-Term Investment 3,485,480 – – 3,485,480
Total $ 150,119,913 $ – $ 17,472,855 $ 167,592,768
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

18 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination Retirement Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 26,982,011 $ 26,982,011
Purchases
*
3,338,139 3,338,139
Sales (12,847,295) (12,847,295)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2021 $ 17,472,855 $ 17,472,855
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2040 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 19
Investment Companies 91.1%
Shares Value ($)
Alternative Assets 1.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 173,246 1,820,810
Total Alternative Assets
(cost $1,716,445) 1,820,810
Equity Funds 75.9%
Nationwide International Index
Fund, Class R6(a) 4,068,725 37,798,459
Nationwide Mid Cap Market
Index Fund, Class R6(a) 591,688 11,904,757
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,340,563 87,246,150
Nationwide Small Cap Index
Fund, Class R6(a) 359,915 4,866,046
Total Equity Funds
(cost $103,189,802) 141,815,412
Fixed Income Funds 14.2%
Nationwide Bond Index Fund,
Class R6(a) 551,265 6,394,669
Nationwide Bond Portfolio, Class
R6*(a) 1,383,859 14,253,744
Nationwide Core Plus Bond
Fund, Class R6(a) 558,185 5,978,163
Total Fixed Income Funds
(cost $25,475,057) 26,626,576
Total Investment Companies
(cost $130,381,304) 170,262,798
Exchange Traded Funds 8.3%
Equity Fund 6.9%
iShares Core MSCI Emerging
Markets ETF 203,784 12,881,187
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF(b) 17,003 2,542,288
Total Exchange Traded Funds
(cost $12,735,683) 15,423,475
Investment Contract 0.6%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 1,173,838 1,173,838
Total Investment Contract
(cost $1,173,838) 1,173,838
Short-Term Investment 1.4%
Shares
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 2,555,098 2,555,098
Total Short-Term Investment
(cost $2,555,098)
2,555,098
Total Investments
(cost $146,845,923) — 101.4% 189,415,209
Liabilities in excess of other assets — (1.4)% (2,627,283)
NET ASSETS — 100.0% $ 186,787,926
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $2,516,721, which was collateralized by cash used
to purchase a money market fund with a value of $2,555,098.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $2,555,098.
ETF Exchange Traded Fund

20 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2040 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 15,423,475 $ – $ – $ 15,423,475
Investment Companies 170,262,798 – – 170,262,798
Investment Contract – – 1,173,838 1,173,838
Short-Term Investment 2,555,098 – – 2,555,098
Total $ 188,241,371 $ – $ 1,173,838 $ 189,415,209
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Destination 2040 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 21
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 1,283,562 $ 1,283,562
Purchases
*
499,664 499,664
Sales (609,388) (609,388)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2021 $ 1,173,838 $ 1,173,838
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2045 Fund
Investment Companies 91.5%
Shares Value ($)
Alternative Assets 0.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 20,106 211,315
Total Alternative Assets
(cost $211,634) 211,315
Equity Funds 80.3%
Nationwide International Index
Fund, Class R6(a) 3,689,334 34,273,912
Nationwide Mid Cap Market
Index Fund, Class R6(a) 547,680 11,019,321
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,915,093 81,391,682
Nationwide Small Cap Index
Fund, Class R6(a) 335,619 4,537,570
Total Equity Funds
(cost $95,716,295) 131,222,485
Fixed Income Funds 11.1%
Nationwide Bond Index Fund,
Class R6(a) 377,010 4,373,318
Nationwide Bond Portfolio, Class
R6*(a) 946,512 9,749,069
Nationwide Core Plus Bond
Fund, Class R6(a) 370,093 3,963,693
Total Fixed Income Funds
(cost $17,346,510) 18,086,080
Total Investment Companies
(cost $113,274,439) 149,519,880
Exchange Traded Funds 8.4%
Equity Fund 7.0%
iShares Core MSCI Emerging
Markets ETF 182,391 11,528,935
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF(b) 15,175 2,268,966
Total Exchange Traded Funds
(cost $11,425,952) 13,797,901
Investment Contract 0.1%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 244,518 244,518
Total Investment Contract
(cost $244,518) 244,518
Short-Term Investment 1.4%
Shares Value ($)
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 2,280,491 2,280,491
Total Short-Term Investment
(cost $2,280,491)
2,280,491
Total Investments
(cost $127,225,400) — 101.4% 165,842,790
Liabilities in excess of other assets — (1.4)% (2,351,536)
NET ASSETS — 100.0% $ 163,491,254
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $2,246,239, which was collateralized by cash used
to purchase a money market fund with a value of $2,280,491.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $2,280,491.
ETF Exchange Traded Fund

Nationwide Destination 2045 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 13,797,901 $ – $ – $ 13,797,901
Investment Companies 149,519,880 – – 149,519,880
Investment Contract – – 244,518 244,518
Short-Term Investment 2,280,491 – – 2,280,491
Total $ 165,598,272 $ – $ 244,518 $ 165,842,790
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

24 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2045 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 162,387 $ 162,387
Purchases
*
177,308 177,308
Sales (95,177) (95,177)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2021 $ 244,518 $ 244,518
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2060 Fund - July 31, 2021 (Unaudited) - Statement of Investments - 25
Investment Companies 91.6%
Shares Value ($)
Equity Funds 84.8%
Nationwide International Index
Fund, Class R6(a) 815,445 7,575,482
Nationwide Mid Cap Market
Index Fund, Class R6(a) 140,176 2,820,338
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,342,593 18,474,086
Nationwide Small Cap Index
Fund, Class R6(a) 81,078 1,096,170
Total Equity Funds
(cost $22,465,671) 29,966,076
Fixed Income Funds 6.8%
Nationwide Bond Index Fund,
Class R6(a) 54,269 629,526
Nationwide Bond Portfolio, Class
R6*(a) 138,845 1,430,102
Nationwide Core Plus Bond
Fund, Class R6(a) 33,286 356,497
Total Fixed Income Funds
(cost $2,314,618) 2,416,125
Total Investment Companies
(cost $24,780,289) 32,382,201
Exchange Traded Funds 8.5%
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 43,080 2,723,087
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.8%
iShares 20+ Year Treasury Bond
ETF(b) 1,731 258,819
Total Exchange Traded Funds
(cost $2,423,479) 2,981,906
Short-Term Investment 0.7%
Money Market Fund 0.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 260,033 260,033
Total Short-Term Investment
(cost $260,033)
260,033
Total Investments
(cost $27,463,801) — 100.8% 35,624,140
Liabilities in excess of other assets — (0.8)% (269,991)
NET ASSETS — 100.0% $ 35,354,149
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $256,128, which was collateralized by cash used
to purchase a money market fund with a value of $260,033.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $260,033.
ETF Exchange Traded Fund

26 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Destination 2060 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,981,906 $ – $ – $ 2,981,906
Investment Companies 32,382,201 – – 32,382,201
Short-Term Investment 260,033 – – 260,033
Total $ 35,624,140 $ – $ – $ 35,624,140
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - July 31, 2021 (Unaudited) - Statement of Investments - 1
Investment Companies 88.2%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,050,456 10,389,014
Nationwide Emerging Markets
Debt Fund, Class R6(a) 1,039,070 10,442,652
Total Alternative Assets
(cost $20,138,665) 20,831,666
Equity Funds 84.0%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 2,036,350 23,458,756
Nationwide International Index
Fund, Class R6(a) 23,973,100 222,710,101
Nationwide International Small
Cap Fund, Class R6(a) 3,262,463 44,336,871
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,175,286 22,541,995
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,430,096 129,373,522
Nationwide Multi-Cap Portfolio,
Class R6(a) 35,560,467 489,312,030
Total Equity Funds
(cost $695,423,650) 931,733,275
Investment Companies
Shares Value ($)
Fixed Income Funds 2.3%
Nationwide Bond Index Fund,
Class R6(a) 502,578 5,829,900
Nationwide Bond Portfolio, Class
R6*(a) 945,283 9,736,415
Nationwide Core Plus Bond
Fund, Class R6(a) 798 8,549
Nationwide Loomis Core Bond
Fund, Class R6(a) 915,752 10,402,948
Total Fixed Income Funds
(cost $25,098,737) 25,977,812
Total Investment Companies
(cost $740,661,052) 978,542,753
Exchange Traded Funds 11.8%
Equity Funds 11.8%
iShares Core MSCI Emerging
Markets ETF 1,623,597 102,627,566
Nationwide Risk-Based
International Equity ETF(a) 483,113 13,808,674
Nationwide Risk-Based US
Equity ETF(a) 363,531 14,293,494
Total Exchange Traded Funds
(cost $113,763,359) 130,729,734
Total Investments
(cost $854,424,411) — 100.0% 1,109,272,487
Liabilities in excess of other assets — 0.0%
†
(492,988)
NET ASSETS — 100.0% $ 1,108,779,499
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 130,729,734 $ – $ – $ 130,729,734
Investment Companies 978,542,753 – – 978,542,753
Total $ 1,109,272,487 $ – $ – $ 1,109,272,487
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Conservative Fund - July 31, 2021 (Unaudited) - Statement of Investments - 3
Investment Companies 74.1%
Shares Value ($)
Alternative Assets 5.9%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,243,042 12,293,690
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,728,635 18,167,958
Nationwide Emerging Markets
Debt Fund, Class R6(a) 614,967 6,180,414
Total Alternative Assets
(cost $35,421,005) 36,642,062
Equity Funds 20.3%
Nationwide International Index
Fund, Class R6(a) 2,725,724 25,321,977
Nationwide International Small
Cap Fund, Class R6(a) 217,639 2,957,708
Nationwide Mid Cap Market
Index Fund, Class R6(a) 595,352 11,978,490
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,300,017 86,688,233
Total Equity Funds
(cost $85,960,549) 126,946,408
Fixed Income Funds 47.9%
Nationwide Bond Index Fund,
Class R6(a) 5,017,269 58,200,321
Nationwide Bond Portfolio, Class
R6*(a) 7,458,671 76,824,315
Nationwide Core Plus Bond
Fund, Class R6(a) 4,001,357 42,854,536
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,761,955 31,403,430
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,083,446 12,307,946
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 7,539,934 78,189,114
Total Fixed Income Funds
(cost $283,578,719) 299,779,662
Total Investment Companies
(cost $404,960,273) 463,368,132
Exchange Traded Funds 10.6%
Equity Funds 3.1%
iShares Core MSCI Emerging
Markets ETF 184,785 11,680,260
Nationwide Risk-Based
International Equity ETF(a) 131,123 3,747,849
Nationwide Risk-Based US
Equity ETF(a) 98,674 3,879,714
Exchange Traded Funds
Shares Value ($)
Total Equity Funds
(cost $16,841,672) 19,307,823
Fixed Income Funds 7.5%
iShares 20+ Year Treasury Bond
ETF(b) 182,994 27,361,263
iShares 7-10 Year Treasury Bond
ETF(b) 166,580 19,608,131
Total Fixed Income Funds
(cost $44,941,613) 46,969,394
Total Exchange Traded Funds
(cost $61,783,285) 66,277,217
Investment Contract 15.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 96,249,214 96,249,214
Total Investment Contract
(cost $96,249,214) 96,249,214
Short-Term Investment 7.6%
Shares
Money Market Fund 7.6%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 47,283,885 47,283,885
Total Short-Term Investment
(cost $47,283,885)
47,283,885
Total Investments
(cost $610,276,657) — 107.7% 673,178,448
Liabilities in excess of other assets — (7.7)% (47,878,343)
NET ASSETS — 100.0% $ 625,300,105
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $46,533,864, which was collateralized by
cash used to purchase a money market fund with a value of
$47,283,885.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $47,283,885.
ETF Exchange Traded Fund

4 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Investor Destinations Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 66,277,217 $ – $ – $ 66,277,217
Investment Companies 463,368,132 – – 463,368,132
Investment Contract – – 96,249,214 96,249,214
Short-Term Investment 47,283,885 – – 47,283,885
Total $ 576,929,234 $ – $ 96,249,214 $ 673,178,448
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Investor Destinations Conservative Fund - July 31, 2021 (Unaudited) - Statement of Investments - 5
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 114,288,847 $ 114,288,847
Purchases
*
5,494,827 5,494,827
Sales (23,534,460) (23,534,460)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2021 $ 96,249,214 $ 96,249,214
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Investor Destinations Moderate Fund
Investment Companies 83.1%
Shares Value ($)
Alternative Assets 6.2%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 3,626,228 35,863,397
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,681,083 17,668,186
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,392,006 24,039,662
Total Alternative Assets
(cost $75,548,232) 77,571,245
Equity Funds 56.0%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 1,115,643 12,852,211
Nationwide International Index
Fund, Class R6(a) 14,379,781 133,588,167
Nationwide International Small
Cap Fund, Class R6(a) 1,739,799 23,643,869
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 625,761 12,002,102
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,972,761 59,811,956
Nationwide Multi-Cap Portfolio,
Class R6(a) 33,316,732 458,438,239
Total Equity Funds
(cost $506,682,428) 700,336,544
Fixed Income Funds 20.9%
Nationwide Bond Index Fund,
Class R6(a) 3,743,559 43,425,288
Nationwide Bond Portfolio, Class
R6*(a) 6,215,364 64,018,245
Nationwide Core Plus Bond
Fund, Class R6(a) 3,337,499 35,744,611
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,074,311 12,214,914
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,268,121 59,845,853
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,512,434 46,793,944
Total Fixed Income Funds
(cost $250,793,448) 262,042,855
Total Investment Companies
(cost $833,024,108) 1,039,950,644
Exchange Traded Funds 10.4%
Equity Funds 7.9%
iShares Core MSCI Emerging
Markets ETF 1,265,224 79,974,809
Nationwide Risk-Based
International Equity ETF(a) 327,465 9,359,834
Nationwide Risk-Based US
Equity ETF(a) 246,407 9,688,353
Exchange Traded Funds
Shares Value ($)
Total Equity Funds
(cost $85,477,174) 99,022,996
Fixed Income Funds 2.5%
iShares 20+ Year Treasury Bond
ETF(b) 129,823 19,411,135
iShares 7-10 Year Treasury Bond
ETF(b) 105,283 12,392,862
Total Fixed Income Funds
(cost $30,231,136) 31,803,997
Total Exchange Traded Funds
(cost $115,708,310) 130,826,993
Investment Contract 6.5%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 81,904,926 81,904,926
Total Investment Contract
(cost $81,904,926) 81,904,926
Short-Term Investment 2.6%
Shares
Money Market Fund 2.6%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 32,010,413 32,010,413
Total Short-Term Investment
(cost $32,010,413)
32,010,413
Total Investments
(cost $1,062,647,757) — 102.6% 1,284,692,976
Liabilities in excess of other assets — (2.6)% (32,699,720)
NET ASSETS — 100.0% $ 1,251,993,256
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $31,485,580, which was collateralized by
cash used to purchase a money market fund with a value of
$32,010,413.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $32,010,413.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderate Fund - July 31, 2021 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 130,826,993 $ – $ – $ 130,826,993
Investment Companies 1,039,950,644 – – 1,039,950,644
Investment Contract – – 81,904,926 81,904,926
Short-Term Investment 32,010,413 – – 32,010,413
Total $ 1,202,788,050 $ – $ 81,904,926 $ 1,284,692,976
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

8 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Investor Destinations Moderate Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 93,448,899 $ 93,448,899
Purchases
*
3,581,180 3,581,180
Sales (15,125,153) (15,125,153)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2021 $ 81,904,926 $ 81,904,926
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Aggressive Fund - July 31, 2021 (Unaudited) - Statement of Investments - 9
Investment Companies 89.2%
Shares Value ($)
Alternative Assets 6.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 4,684,239 46,327,128
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,171,895 22,826,615
Nationwide Emerging Markets
Debt Fund, Class R6(a) 3,088,971 31,044,154
Total Alternative Assets
(cost $97,116,363) 100,197,897
Equity Funds 71.3%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 2,270,662 26,158,024
Nationwide International Index
Fund, Class R6(a) 25,398,097 235,948,322
Nationwide International Small
Cap Fund, Class R6(a) 4,122,272 56,021,676
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,299,247 24,919,557
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,291,153 126,577,998
Nationwide Multi-Cap Portfolio,
Class R6(a) 50,589,630 696,113,310
Total Equity Funds
(cost $861,965,654) 1,165,738,887
Investment Companies
Shares Value ($)
Fixed Income Funds 11.8%
Nationwide Bond Index Fund,
Class R6(a) 3,447,134 39,986,753
Nationwide Bond Portfolio, Class
R6*(a) 5,851,491 60,270,360
Nationwide Core Plus Bond
Fund, Class R6(a) 4,308,963 46,148,990
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,387,945 15,780,937
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,722,378 30,926,214
Total Fixed Income Funds
(cost $183,858,256) 193,113,254
Total Investment Companies
(cost $1,142,940,273) 1,459,050,038
Exchange Traded Funds 10.8%
Equity Funds 10.8%
iShares Core MSCI Emerging
Markets ETF 2,269,741 143,470,328
Nationwide Risk-Based
International Equity ETF(a) 569,672 16,282,764
Nationwide Risk-Based US
Equity ETF(a) 428,678 16,854,976
Total Exchange Traded Funds
(cost $151,968,749) 176,608,068
Total Investments
(cost $1,294,909,022) — 100.0% 1,635,658,106
Liabilities in excess of other assets — 0.0%
†
(811,418)
NET ASSETS — 100.0% $ 1,634,846,688
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

10 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 176,608,068 $ – $ – $ 176,608,068
Investment Companies 1,459,050,038 – – 1,459,050,038
Total $ 1,635,658,106 $ – $ – $ 1,635,658,106
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2021 (Unaudited) - Statement of Investments - 11
Investment Companies 79.5%
Shares Value ($)
Alternative Assets 5.3%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,290,521 12,763,251
Nationwide Amundi Strategic
Income Fund, Class R6(a) 598,381 6,288,984
Nationwide Emerging Markets
Debt Fund, Class R6(a) 425,481 4,276,088
Total Alternative Assets
(cost $22,711,464) 23,328,323
Equity Funds 38.3%
Nationwide International Index
Fund, Class R6(a) 3,533,948 32,830,381
Nationwide International Small
Cap Fund, Class R6(a) 300,559 4,084,602
Nationwide Mid Cap Market
Index Fund, Class R6(a) 899,720 18,102,366
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,173,817 112,471,722
Total Equity Funds
(cost $116,973,667) 167,489,071
Fixed Income Funds 35.9%
Nationwide Bond Index Fund,
Class R6(a) 2,759,250 32,007,299
Nationwide Bond Portfolio, Class
R6*(a) 4,111,467 42,348,115
Nationwide Core Plus Bond
Fund, Class R6(a) 1,978,778 21,192,715
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,147,008 13,041,482
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,499,998 17,039,974
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,012,072 31,235,188
Total Fixed Income Funds
(cost $148,968,908) 156,864,773
Total Investment Companies
(cost $288,654,039) 347,682,167
Exchange Traded Funds 9.7%
Equity Funds 5.6%
iShares Core MSCI Emerging
Markets ETF(b) 282,136 17,833,816
Nationwide Risk-Based
International Equity ETF(a) 114,609 3,275,835
Nationwide Risk-Based US
Equity ETF(a) 86,241 3,390,867
Total Equity Funds
(cost $20,816,085) 24,500,518
Fixed Income Funds 4.1%
iShares 20+ Year Treasury Bond
ETF(b) 61,412 9,182,322
Exchange Traded Funds
Shares Value ($)
iShares 7-10 Year Treasury Bond
ETF(b) 74,660 8,788,229
Total Fixed Income Funds
(cost $17,327,625) 17,970,551
Total Exchange Traded Funds
(cost $38,143,710) 42,471,069
Investment Contract 10.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 47,904,286 47,904,286
Total Investment Contract
(cost $47,904,286) 47,904,286
Short-Term Investment 4.1%
Shares
Money Market Fund 4.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 18,158,631 18,158,631
Total Short-Term Investment
(cost $18,158,631)
18,158,631
Total Investments
(cost $392,860,666) — 104.2% 456,216,153
Liabilities in excess of other assets — (4.2)% (18,440,859)
NET ASSETS — 100.0% $ 437,775,294
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $17,866,783, which was collateralized by
cash used to purchase a money market fund with a value of
$18,158,631.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $18,158,631.
ETF Exchange Traded Fund

12 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 42,471,069 $ – $ – $ 42,471,069
Investment Companies 347,682,167 – – 347,682,167
Investment Contract – – 47,904,286 47,904,286
Short-Term Investment 18,158,631 – – 18,158,631
Total $ 408,311,867 $ – $ 47,904,286 $ 456,216,153
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Investor Destinations Moderately Conservative Fund - July 31, 2021 (Unaudited) - Statement of Investments - 13
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2020 $ 53,040,217 $ 53,040,217
Purchases
*
3,103,788 3,103,788
Sales (8,239,719) (8,239,719)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of July 31, 2021 $ 47,904,286 $ 47,904,286
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 20.9%
Principal
Amount ($) Value ($)
Airlines 2.4%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,342,877 2,372,191
British Airways Pass-Through
Trust
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 2,365,000 2,394,562
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 715,000 725,783
Continental Airlines Pass-
Through Trust, Series
2007-1, Class B, 6.90%,
4/19/2022 42,843 43,367
United Airlines Pass-Through
Trust
Series 2014-1, Class B,
4.75%, 4/11/2022 703,133 713,513
Series 2016-1, Class B,
3.65%, 1/7/2026 2,109,098 2,099,616
8,349,032
Automobiles 0.2%
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 672,723 675,022
Home Equity 1.1%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.82%,
8/25/2035(b) 1,871,919 1,876,671
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.33%, 1/25/2036(b) 704,154 705,479
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 0.42%, 12/25/2036(b) 1,238,252 1,233,123
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 86 87
3,815,360
Other 17.2%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 2,002,409 2,124,853
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 2,698,384 2,892,977
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.19%, 4/20/2031(a)(b) 1,000,000 999,999
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 1.41%,
10/25/2031(a)(b) 500,000 500,216
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 1,348,100 1,390,736
Broad River Bsl Funding CLO
Ltd.
Series 2020-1A, Class AR,
1.30%, 7/20/2034(a)(b) 2,300,000 2,300,901
Series 2020-1A, Class BR,
1.83%, 7/20/2034(a)(b) 1,200,000 1,200,467
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR,
1.48%, 4/20/2034(a)(b) 3,000,000 3,002,061
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 322,093 338,038
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,421,662 1,726,209
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR,
1.26%, 5/20/2034(a)(b) 2,300,000 2,301,228
Series 2020-77A, Class BR,
1.79%, 5/20/2034(a)(b) 1,200,000 1,200,627
Dryden 86 CLO Ltd.
Series 2020-86A, Class
A1R, 1.23%, 7/17/2034(a)
(b) 1,650,000 1,650,645
Series 2020-86A, Class BR,
1.83%, 7/17/2034(a)(b) 850,000 850,329
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 662,357 663,223
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,279,522 1,353,947
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 1,395,059 1,438,141
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 135,084 143,686
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 171,883 181,310
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 738,574 777,941
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 723,026 770,301
Invesco CLO Ltd.
Series 2021-2A, Class A,
1.20%, 7/15/2034(a)(b) 2,600,000 2,600,499
Series 2021-2A, Class B,
1.68%, 7/15/2034(a)(b) 900,000 900,169
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.09%, 7/17/2037(a)(b) 1,807,635 1,809,421

2 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.40%,
10/25/2031(a)(b) 2,000,000 2,001,348
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 1,770,680 1,832,336
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
1.12%, 1/20/2032(a)(b) 500,000 500,382
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.43%, 10/20/2032(a)(b) 1,950,000 1,952,168
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 720,000 720,680
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 160,000 160,338
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,705,293
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 201,101
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1,284,688 1,372,698
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.23%, 7/15/2035(a)
(b) 2,500,000 2,502,973
Series 2017-1A, Class A2B,
1.68%, 7/15/2035(a)(b) 1,000,000 1,001,571
Towd Point Mortgage Trust
Series 2019-1, Class A1,
3.72%, 3/25/2058(a)(b) 1,657,189 1,744,115
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 1,428,562 1,504,526
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 638,333
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 3,492,683 3,556,649
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 2,778,150 2,897,731
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.22%, 7/15/2034(a)(b) 2,600,000 2,600,499
Series 2021-1A, Class B,
1.72%, 7/15/2034(a)(b) 900,000 900,169
60,910,834
Total Asset-Backed Securities
(cost $73,019,756)
73,750,248
Collateralized Mortgage Obligations 4.1%
Principal
Amount ($) Value ($)
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 217,154 167,125
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 9,031 9,217
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 942,015 946,314
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 3,460,063 3,542,607
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 48,235 37,361
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 371,720 382,916
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 83,861 86,198
Series 2009-42, Class AP,
4.50%, 3/25/2039 29,258 30,219
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 159,932 144,767
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 1,092,168 1,125,218
New Residential Mortgage
Loan Trust
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 954,126 1,021,244
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 1,073,270 1,132,347
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 296,807 313,038
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 1,718,041 1,807,870
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 960,525 1,024,203
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 1,669,440 1,811,978
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 176,914 178,487
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 528,720 544,733
Total Collateralized Mortgage Obligations
(cost $13,964,786)
14,305,842

Nationwide Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 3
Commercial Mortgage-Backed Securities 2.6%
Principal
Amount ($) Value ($)
Aventura Mall Trust , Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 802,560
BBCMS Mortgage Trust ,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 6,198,021
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 730,000 824,766
Series 2019-B10, Class AM,
3.98%, 3/15/2062 700,000 798,929
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 448,144
Total Commercial Mortgage-Backed
Securities
(cost $9,070,860) 9,072,420
Corporate Bonds 38.3%
Aerospace & Defense 1.9%
Boeing Co. (The) ,
2.95%, 2/1/2030 1,225,000 1,268,691
3.25%, 2/1/2035 500,000 516,910
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 1,230,000 1,416,238
L3Harris Technologies, Inc. ,
1.80%, 1/15/2031 1,000,000 985,870
Moog, Inc. ,
4.25%, 12/15/2027(a) 215,000 221,719
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 2,204,212
6,613,640
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026 150,000 150,750
3.88%, 8/15/2026(a) 70,000 70,168
Auto Components 0.0%
†
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 110,000 114,675
Automobiles 1.1%
Daimler Finance North
America LLC ,
3.75%, 2/22/2028(a) 250,000 283,150
3.10%, 8/15/2029(a) 890,000 972,695
Hyundai Capital America ,
2.38%, 10/15/2027(a) 1,110,000 1,145,182
1.80%, 1/10/2028(a) 140,000 139,630
6.38%, 4/8/2030(a) 460,000 602,869
Nissan Motor Co. Ltd. ,
4.81%, 9/17/2030(a) 700,000 799,159
3,942,685
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 4.1%
Bank of America Corp. ,
Series L, 3.95%, 4/21/2025 1,750,000 1,921,160
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 1,990,000 2,264,410
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 1,000,000 1,043,529
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 110,000 108,046
Citigroup, Inc. ,
4.45%, 9/29/2027 2,000,000 2,307,771
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 1,350,000 1,367,151
Cooperatieve Rabobank UA ,
5.75%, 12/1/2043 600,000 862,485
HSBC Holdings plc ,
4.38%, 11/23/2026 1,000,000 1,131,632
ING Groep NV ,
(SOFR + 1.32%), 2.73%,
4/1/2032(d) 1,075,000 1,127,943
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.60%,
10/30/2021(d)(e) 488,000 490,439
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 650,000 635,726
4.95%, 6/1/2045 950,000 1,275,748
14,536,040
Beverages 1.0%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 850,000 942,766
4.90%, 2/1/2046 1,000,000 1,281,859
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 105,000 130,468
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 810,000 1,078,342
3,433,435
Biotechnology 0.2%
AbbVie, Inc. ,
3.20%, 11/21/2029 195,000 214,080
4.25%, 11/21/2049 400,000 489,338
703,418
Building Products 0.5%
Carrier Global Corp. ,
2.72%, 2/15/2030 1,075,000 1,138,663
2.70%, 2/15/2031 425,000 446,937
Johnson Controls International
plc ,
4.63%, 7/2/2044(c) 294,000 371,971
1,957,571
Capital Markets 2.0%
Credit Suisse Group AG ,
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 250,000 284,950
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 975,000 1,018,449

4 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 1,181,503
Moody's Corp. ,
3.25%, 5/20/2050 710,000 751,187
MSCI, Inc. ,
3.88%, 2/15/2031(a) 220,000 233,750
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 3,230,000 3,575,143
7,044,982
Chemicals 0.4%
CF Industries, Inc. ,
5.15%, 3/15/2034 215,000 266,600
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 649,025
Mosaic Co. (The) ,
5.63%, 11/15/2043 350,000 468,173
1,383,798
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a) 215,000 233,813
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 220,000 223,025
456,838
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044 610,000 804,766
Viasat , Inc. ,
5.63%, 4/15/2027(a) 220,000 228,525
1,033,291
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 215,000 227,363
Containers & Packaging 0.8%
Ball Corp. ,
2.88%, 8/15/2030 215,000 212,768
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 700,000 737,170
5.63%, 7/15/2027(a) 215,000 226,287
Crown Americas LLC ,
4.25%, 9/30/2026 110,000 118,019
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 215,000 229,513
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 1,250,000 1,243,750
4.13%, 2/1/2028 220,000 228,250
2,995,757
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 290,000 289,246
Diversified Financial Services 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032 600,000 724,959
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 1.4%
AT&T, Inc. ,
2.55%, 12/1/2033(a) 174,000 175,537
3.65%, 6/1/2051 1,795,000 1,902,376
CCO Holdings LLC ,
4.50%, 5/1/2032 290,000 303,413
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 145,000 150,582
Verizon Communications, Inc. ,
2.55%, 3/21/2031 2,500,000 2,599,267
5,131,175
Electric Utilities 4.4%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 2,303,903
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 190,000 216,624
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 3,052,029
Evergy , Inc. ,
2.90%, 9/15/2029 1,020,000 1,096,435
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,420,217
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 500,000 559,012
2.75%, 3/1/2032(a) 170,000 177,915
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,138,552
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a) 215,000 231,663
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 215,000 216,612
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 3,000,000 3,203,030
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 1,500,000 1,607,167
5.63%, 2/15/2027(a) 230,000 238,625
15,461,784
Electrical Equipment 0.0%
†
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 200,000 205,250
Electronic Equipment, Instruments & Components 0.0%
†
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 215,000 216,613
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,575,000 1,765,367
Entertainment 0.2%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 852,357
Equity Real Estate Investment Trusts (REITs) 3.8%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 1,000,000 1,034,674

Nationwide Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Corporate Office Properties
LP,
2.75%, 4/15/2031 1,250,000 1,279,769
Crown Castle International
Corp. ,
4.15%, 7/1/2050 430,000 503,451
Lexington Realty Trust ,
2.70%, 9/15/2030 1,300,000 1,350,195
Piedmont Operating
Partnership LP ,
3.40%, 6/1/2023 1,500,000 1,556,614
4.45%, 3/15/2024 2,300,000 2,483,063
Spirit Realty LP ,
2.10%, 3/15/2028 1,000,000 1,011,209
4.00%, 7/15/2029 1,250,000 1,407,118
VEREIT Operating
Partnership LP ,
2.85%, 12/15/2032 1,250,000 1,340,777
Welltower , Inc. ,
2.80%, 6/1/2031 1,250,000 1,321,324
13,288,194
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 657,934 836,814
Food Products 1.4%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 1,775,000 1,973,321
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 150,000 164,258
Ingredion, Inc. ,
3.90%, 6/1/2050 735,000 849,015
J M Smucker Co. (The) ,
3.55%, 3/15/2050 610,000 683,841
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 775,000 966,615
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 220,000 243,650
4,880,700
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 700,000 918,018
Health Care Providers & Services 0.2%
CVS Health Corp. ,
4.25%, 4/1/2050 300,000 367,995
HCA, Inc. ,
3.50%, 9/1/2030 215,000 233,479
601,474
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(a) 220,000 229,350
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 215,000 229,479
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
KFC Holding Co. ,
4.75%, 6/1/2027(a) 215,000 224,675
MGM Resorts International ,
5.50%, 4/15/2027 220,000 239,074
693,228
Household Durables 0.1%
Newell Brands, Inc. ,
5.87%, 4/1/2036(c) 215,000 273,050
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 215,000 221,450
Insurance 1.0%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 500,000 488,554
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 2,875,000 3,198,343
3,686,897
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049 730,000 859,916
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(a) 215,000 226,202
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 220,000 226,600
Media 1.0%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 600,000 774,875
3.70%, 4/1/2051 250,000 252,842
Comcast Corp. ,
4.70%, 10/15/2048 1,000,000 1,311,865
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 215,000 204,250
Discovery Communications
LLC ,
5.30%, 5/15/2049 500,000 643,048
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a) 215,000 224,675
3,411,555
Multi-Utilities 1.5%
Black Hills Corp. ,
3.95%, 1/15/2026 1,750,000 1,936,626
3.05%, 10/15/2029 675,000 731,528
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 1,297,534

6 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,225,438
5,191,126
Oil, Gas & Consumable Fuels 2.8%
Aker BP ASA ,
3.75%, 1/15/2030(a) 1,500,000 1,629,831
Apache Corp. ,
4.38%, 10/15/2028 220,000 233,075
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 489,717
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 238,112
DCP Midstream Operating LP ,
5.38%, 7/15/2025 110,000 121,550
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 400,000 643,889
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,187,201
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 810,295
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 500,000 620,855
3.25%, 8/1/2050 115,000 113,082
Marathon Oil Corp. ,
6.60%, 10/1/2037 300,000 396,261
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 1,350,000 1,407,568
ONEOK, Inc. ,
7.15%, 1/15/2051 500,000 746,857
Targa Resources Partners LP ,
5.38%, 2/1/2027 215,000 222,794
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 725,000 980,950
9,842,037
Pharmaceuticals 0.8%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 450,000 580,882
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a) 145,000 142,100
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 1,175,000 1,280,456
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 520,000 541,619
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 250,000 239,900
2,784,957
Road & Rail 1.4%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 2,000,000 2,105,000
4.25%, 11/1/2029(a) 1,061,000 1,149,859
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 323,004
4.15%, 4/1/2045 1,000,000 1,231,428
4,809,291
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a) 250,000 248,835
Software 1.2%
Microsoft Corp. ,
3.30%, 2/6/2027 1,750,000 1,956,111
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 215,000 221,988
Oracle Corp. ,
2.88%, 3/25/2031 500,000 529,033
3.60%, 4/1/2050 665,000 694,425
PTC, Inc. ,
4.00%, 2/15/2028(a) 215,000 222,256
VMware, Inc. ,
1.80%, 8/15/2028 675,000 677,120
4,300,933
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030 1,750,000 1,713,274
Technology Hardware, Storage & Peripherals 0.2%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 903,545
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a) 215,000 227,363
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,656,666
Tobacco 0.3%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 1,080,975
Trading Companies & Distributors 0.3%
GATX Corp. ,
1.90%, 6/1/2031 1,000,000 967,207
United Rentals North America,
Inc. ,
3.88%, 2/15/2031 215,000 221,158
1,188,365
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 300,000 301,671
3.50%, 4/15/2031 285,000 298,910
3.30%, 2/15/2051 1,060,000 1,080,744
1,681,325
Total Corporate Bonds
(cost $126,464,334)
135,293,302

Nationwide Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 7
Mortgage-Backed Securities 17.1%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool#
SB8088 ,
1.50%, 2/1/2036 4,693,727
4,785,616
FNMA Pool
Pool# AM7838
3.56%, 2/1/2035 2,216,753 2,469,353
Pool# AM9070
3.77%, 8/1/2045 2,995,000 3,428,957
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 2,211,921 2,319,426
Pool# FM1776
3.00%, 10/1/2034 679,858 716,056
Pool# BC0180
4.00%, 1/1/2046 1,066,280 1,160,974
Pool# BC9003
3.00%, 11/1/2046 151,669 161,441
Pool# AS8483
3.00%, 12/1/2046 115,395 122,523
Pool# MA2863
3.00%, 1/1/2047 1,238,980 1,305,772
Pool# BM2003
4.00%, 10/1/2047 740,723 797,849
Pool# CA2208
4.50%, 8/1/2048 3,004,558 3,244,764
Pool# CA2469
4.00%, 10/1/2048 1,223,298 1,308,099
Pool# BN0906
4.00%, 11/1/2048 1,535,211 1,658,903
Pool# CA3866
3.50%, 7/1/2049 3,908,861 4,141,336
Pool# BP5783
3.00%, 5/1/2050 8,287,218 8,703,352
Pool# MA4210
2.50%, 12/1/2050 1,350,976 1,408,307
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 8/25/2051 2,000,000 1,979,766
2.00%, 8/25/2051 11,000,000 11,219,570
2.50%, 8/25/2051 9,000,000 9,375,117
Total Mortgage-Backed Securities
(cost $59,370,955)
60,307,181
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 758,296
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 1,069,660
Total Municipal Bonds
(cost $1,324,165)
1,827,956
Purchased Option 0.0%
†
Number of
Contracts Value ($)
Put options 0.0%
†
Future Interest Rate Options 0.0%
†
U.S. Treasury 30 Year Bond
8/27/2021 at
USD
163.00,
American Style, Notional
Amount:
USD
5,000,000
Exchange Traded* 50 50,000
0
Total Purchased Option
(cost $57,176) 50,000
U.S. Treasury Obligations 17.7%
Principal
Amount ($)
U.S. Treasury Notes
0.25%, 3/15/2024 1,000,000 999,219
0.38%, 4/15/2024 4,000,000 4,008,125
2.25%, 10/31/2024 3,000,000 3,179,180
2.75%, 2/28/2025 3,500,000 3,783,418
2.63%, 1/31/2026 (f) 16,000,000 17,416,875
1.25%, 3/31/2028 19,000,000 19,354,023
1.50%, 2/15/2030 13,300,000 13,682,894
Total U.S. Treasury Obligations
(cost $61,235,666)
62,423,734
Total Investments
(cost $344,507,698) — 101.2%
357,030,683
Liabilities in excess of other
assets — (1.2)% (4,078,114)
NET ASSETS — 100.0%
$ 352,952,569
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$126,399,848 which represents 35.81% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2021.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2021.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2021. The
maturity date reflects the next call date.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.

8 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Fund
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.50
USD
10,000,000 (204,091) (47,195) (251,286)
(204,091) (47,195) (251,286)
As of July 31, 2021, the Fund had $115,706 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 115 9/2021 USD 25,375,469 (7)
U.S. Treasury 5 Year Note 125 9/2021 USD 15,555,664 153,020
U.S. Treasury 10 Year Note 44 9/2021 USD 5,915,937 120,324
U.S. Treasury Long Bond 447 9/2021 USD 73,629,281 3,405,461
3,678,798
Short Contracts
U.S. Treasury 10 Year Ultra Note (406) 9/2021 USD (61,001,500) (2,235,785)
U.S. Treasury Ultra Bond (16) 9/2021 USD (3,192,500) (239,538)
(2,475,323)
1,203,475
Currency:
USD United States Dollar
Written Call Options Contracts as of July 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 50 USD 5,000,000 USD 168.00 8/27/2021 (28,907)
Written Put Options Contracts as of July 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 50 USD 5,000,000 USD 159.00 8/27/2021 (10,156)
Total Written Options Contracts (Premiums Received ($37,991)) (39,063)
Currency:
USD United States dollar

10 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 11
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of July 31,
2021. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 73,750,248 $ – $ 73,750,248
Collateralized Mortgage Obligations – 14,305,842 – 14,305,842
Commercial Mortgage-Backed Securities – 9,072,420 – 9,072,420
Corporate Bonds – 135,293,302 – 135,293,302
Futures Contracts 3,678,805 – – 3,678,805
Mortgage-Backed Securities – 60,307,181 – 60,307,181
Municipal Bonds – 1,827,956 – 1,827,956
Purchased Option 50,000 – – 50,000
U.S. Treasury Obligations – 62,423,734 – 62,423,734
Total Assets $ 3,728,805 $ 356,980,683 $ – $ 360,709,488
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (47,195) $ – $ (47,195)
Futures Contracts (2,475,330) – – (2,475,330)
Options Written (39,063) – – (39,063)
Total Liabilities $ (2,514,393) $ (47,195) $ – $ (2,561,588)
Total $ 1,214,412 $ 356,933,488 $ – $ 358,147,900
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

12 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Fund
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the nine months ended July
31, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

Nationwide Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 13
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2021 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

14 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Fund
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 50,000
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 3,678,805
Total $ 3,728,805
Liabilities:
Written Options
Interest rate risk Written options, at value $ (39,063)
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts (47,195)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (2,475,330)
Total $ (2,561,588)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Core Plus Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 15
Asset-Backed Securities 1.3%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 700,232 697,083
Other 1.2%
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.13%, 1/20/2031(a)(b) 8,250,000 8,260,123
SBA Tower Trust, 3.87%,
10/8/2024(b) 4,385,000 4,612,514
12,872,637
Total Asset-Backed Securities
(cost $13,223,118)
13,569,720
Collateralized Mortgage Obligations 0.2%
FHLMC REMICS
Series 4039, Class ME,
2.00%, 12/15/2040 145,288 146,648
Series 4026, Class WJ,
2.75%, 8/15/2041 791,302 821,026
JP Morgan Mortgage Trust
Series 2017-5, Class A1A,
3.00%, 10/26/2048(a)(b) 1,005,510 1,007,393
Series 2019-3, Class A3,
4.00%, 9/25/2049(a)(b) 546,859 552,550
Total Collateralized Mortgage Obligations
(cost $2,480,877)
2,527,617
Commercial Mortgage-Backed Securities 2.9%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 6,110,968 6,348,474
Series 2019-34, Class AL,
3.15%, 5/16/2059 2,509,436 2,583,669
Series 2018-28, Class AG,
2.60%, 8/16/2059(a) 11,081,463 11,414,484
Series 2019-131, Class AD,
2.50%, 8/16/2060 6,897,206 7,147,471
Series 2020-89, Class GA,
1.50%, 4/16/2062 4,564,661 4,451,619
Total Commercial Mortgage-Backed
Securities
(cost $31,738,845) 31,945,717
Corporate Bonds 59.4%
Aerospace & Defense 0.6%
TransDigm , Inc. ,
5.50%, 11/15/2027 6,410,000 6,618,325
Air Freight & Logistics 0.4%
FedEx Corp. ,
4.05%, 2/15/2048 3,300,000 3,843,583
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines 0.5%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 4,989,000 5,056,484
Auto Components 0.7%
Dana, Inc. ,
5.38%, 11/15/2027 5,000,000 5,287,500
Tenneco, Inc. ,
5.38%, 12/15/2024 2,000,000 2,010,620
7,298,120
Automobiles 0.2%
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,909,053
Banks 5.5%
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.26%,
5/17/2024(c) 3,850,000 3,904,354
(ICE LIBOR USD 3 Month +
1.02%), 1.16%, 6/1/2024(c) 2,800,000 2,839,515
First Horizon Bank ,
5.75%, 5/1/2030 3,149,000 3,923,068
First Horizon Corp. ,
4.00%, 5/26/2025 5,238,000 5,784,819
JPMorgan Chase & Co. ,
(SOFR + 1.51%), 2.53%,
11/19/2041(c) 7,250,000 7,090,795
KeyBank NA ,
(SOFR + 0.34%), 0.39%,
1/3/2024(c) 11,500,000 11,513,930
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.61%), 0.74%, 9/8/2024(c) 11,000,000 11,059,211
Royal Bank of Canada ,
(SOFR + 0.45%), 0.50%,
10/26/2023(c) 13,260,000 13,364,622
59,480,314
Biotechnology 3.0%
AbbVie, Inc. ,
3.38%, 11/14/2021 3,561,000 3,592,496
2.95%, 11/21/2026 5,975,000 6,476,184
4.05%, 11/21/2039 1,965,000 2,316,662
Amgen, Inc. ,
5.15%, 11/15/2041 3,875,000 5,201,490
5.38%, 5/15/2043 1,320,000 1,771,647
Baxalta , Inc. ,
4.00%, 6/23/2025 4,009,000 4,434,886
Emergent BioSolutions , Inc. ,
3.88%, 8/15/2028(b) 3,000,000 2,981,250
Regeneron Pharmaceuticals,
Inc. ,
1.75%, 9/15/2030 5,770,000 5,579,289
32,353,904
Building Products 0.1%
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b) 1,000,000 1,037,500

16 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 3.3%
Apollo Investment Corp. ,
5.25%, 3/3/2025 3,400,000 3,562,999
BlackRock, Inc. ,
3.25%, 4/30/2029 4,695,000 5,305,966
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.60%), 1.73%,
11/29/2023(c) 4,631,000 4,770,940
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 7,250,000 7,393,453
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.40%), 1.53%,
10/24/2023(c) 1,500,000 1,521,970
7.25%, 4/1/2032 5,600,000 8,269,789
Nasdaq, Inc. ,
0.45%, 12/21/2022 5,000,000 5,002,146
35,827,263
Chemicals 4.2%
Chevron Phillips Chemical Co.
LLC ,
5.13%, 4/1/2025(b) 7,500,000 8,621,753
3.40%, 12/1/2026(b) 6,865,000 7,595,718
DuPont de Nemours, Inc. ,
(ICE LIBOR USD 3
Month + 1.11%), 1.27%,
11/15/2023(c) 4,110,000 4,181,294
4.49%, 11/15/2025 5,900,000 6,713,020
FXI Holdings, Inc. ,
7.88%, 11/1/2024(b) 2,237,000 2,292,925
LYB International Finance III
LLC ,
(ICE LIBOR USD 3
Month + 1.00%), 1.14%,
10/1/2023(c) 10,530,000 10,544,440
Methanex Corp. ,
5.13%, 10/15/2027 2,145,000 2,321,920
5.25%, 12/15/2029 3,250,000 3,592,875
45,863,945
Commercial Services & Supplies 0.8%
Cimpress plc ,
7.00%, 6/15/2026(b) 5,725,000 6,011,250
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
3.66%, 12/21/2065(b)(c) 3,800,000 3,130,250
9,141,500
Communications Equipment 0.4%
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 113,000 114,695
Motorola Solutions, Inc. ,
2.75%, 5/24/2031 2,500,000 2,593,209
Plantronics, Inc. ,
4.75%, 3/1/2029(b) 1,500,000 1,462,500
4,170,404
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials 0.4%
Martin Marietta Materials, Inc. ,
4.25%, 7/2/2024 3,500,000 3,823,951
Consumer Finance 0.5%
AerCap Ireland Capital DAC ,
1.75%, 1/30/2026 2,750,000 2,733,423
Capital One Financial Corp. ,
(ICE LIBOR USD 3
Month + 0.72%), 0.85%,
1/30/2023(c) 3,000,000 3,023,614
5,757,037
Containers & Packaging 0.8%
Greif, Inc. ,
6.50%, 3/1/2027(b) 8,250,000 8,683,125
Diversified Financial Services 0.6%
Burford Capital Global
Finance LLC ,
6.25%, 4/15/2028(b) 1,000,000 1,052,500
GTP Acquisition Partners I
LLC ,
3.48%, 6/16/2025(b) 5,000,000 5,321,067
6,373,567
Diversified Telecommunication Services 1.1%
CCO Holdings LLC ,
4.50%, 5/1/2032(b) 1,500,000 1,569,375
Verizon Communications, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.26%,
5/15/2025(c) 10,000,000 10,289,199
11,858,574
Electric Utilities 0.8%
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,407,624
Drax Finco plc ,
6.63%, 11/1/2025(b) 2,100,000 2,160,375
Duke Energy Florida LLC ,
3.80%, 7/15/2028 3,825,000 4,381,938
8,949,937
Electrical Equipment 0.9%
Hubbell, Inc. ,
3.15%, 8/15/2027 8,585,000 9,299,064
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 7,895,653
5.75%, 8/15/2040 3,000,000 4,168,966
Jabil, Inc. ,
3.00%, 1/15/2031 2,065,000 2,135,512
14,200,131
Energy Equipment & Services 0.0%
†
Transocean Phoenix 2 Ltd. ,
7.75%, 10/15/2024(b) 33,000 33,330

Nationwide Core Plus Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.1%
Live Nation Entertainment,
Inc. ,
4.75%, 10/15/2027(b) 1,270,000 1,296,988
Equity Real Estate Investment Trusts (REITs) 1.3%
Crown Castle International
Corp. ,
3.30%, 7/1/2030 2,240,000 2,439,383
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 178,000 191,742
1.35%, 2/1/2027 3,975,000 3,992,808
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 3,243,119
STORE Capital Corp. ,
2.75%, 11/18/2030 1,850,000 1,903,671
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,616,141
14,386,864
Food & Staples Retailing 0.1%
United Natural Foods, Inc. ,
6.75%, 10/15/2028(b) 1,050,000 1,131,375
Food Products 0.2%
Chobani LLC ,
4.63%, 11/15/2028(b) 2,000,000 2,080,580
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. ,
4.30%, 6/15/2028 3,000,000 3,500,843
Health Care Providers & Services 1.8%
Anthem, Inc. ,
5.10%, 1/15/2044 4,000,000 5,369,718
CVS Health Corp. ,
6.25%, 6/1/2027 4,000,000 5,017,291
4.30%, 3/25/2028 4,000,000 4,631,478
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,721,822
19,740,309
Hotels, Restaurants & Leisure 2.8%
Carnival Corp. ,
7.63%, 3/1/2026(b) 2,614,000 2,761,038
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 2,325,000 2,351,505
McDonald's Corp. ,
4.60%, 5/26/2045 3,000,000 3,825,945
Royal Caribbean Cruises Ltd. ,
9.13%, 6/15/2023(b) 2,000,000 2,175,260
7.50%, 10/15/2027(d) 1,973,000 2,254,152
Scientific Games International,
Inc. ,
8.25%, 3/15/2026(b) 3,855,000 4,091,157
Travel + Leisure Co. ,
6.60%, 10/1/2025(e) 7,272,000 8,144,640
VOC Escrow Ltd. ,
5.00%, 2/15/2028(b) 4,800,000 4,764,000
30,367,697
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0.5%
NVR, Inc. ,
3.95%, 9/15/2022 1,994,000 2,056,938
Whirlpool Corp. ,
2.40%, 5/15/2031 3,205,000 3,278,242
5,335,180
Industrial Conglomerates 0.9%
General Electric Co. ,
Series D, (ICE LIBOR USD
3 Month + 3.33%), 3.45%,
9/15/2021(c)(f) 6,000,000 5,865,000
7.50%, 8/21/2035 1,680,000 2,473,827
6.88%, 1/10/2039 782,000 1,189,415
9,528,242
Insurance 3.7%
Athene Holding Ltd. ,
6.15%, 4/3/2030 1,255,000 1,610,756
Fidelity National Financial,
Inc. ,
4.50%, 8/15/2028 11,115,000 12,873,603
Globe Life, Inc. ,
7.88%, 5/15/2023 2,975,000 3,348,391
Kuvare US Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 6.54%),
7.00%, 2/17/2051(b)(c) 2,500,000 2,601,097
SBL Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.62%),
6.50%, 11/13/2026(b)(c)(f) 12,500,000 12,406,250
5.00%, 2/18/2031(b) 3,000,000 3,234,032
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,244,743
40,318,872
Interactive Media & Services 0.2%
Alphabet, Inc. ,
1.90%, 8/15/2040 1,900,000 1,761,977
IT Services 0.3%
DXC Technology Co. ,
4.13%, 4/15/2025 2,500,000 2,749,649
Leisure Products 0.1%
Mattel, Inc. ,
5.88%, 12/15/2027(b) 1,250,000 1,370,313
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 2,750,000 2,914,190
Machinery 0.5%
GrafTech Finance, Inc. ,
4.63%, 12/15/2028(b) 5,500,000 5,644,375

18 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media 1.4%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,527,896
Comcast Cable Holdings LLC ,
9.88%, 6/15/2022 1,165,000 1,255,256
Comcast Corp. ,
3.95%, 10/15/2025 3,985,000 4,469,145
Sirius XM Radio, Inc. ,
5.38%, 7/15/2026(b) 4,500,000 4,646,340
14,898,637
Metals & Mining 0.7%
Allegheny Ludlum LLC ,
6.95%, 12/15/2025 2,000,000 2,172,800
Cleveland-Cliffs, Inc. ,
5.88%, 6/1/2027 1,000,000 1,055,000
First Quantum Minerals Ltd. ,
6.88%, 10/15/2027(b) 4,000,000 4,335,000
7,562,800
Multiline Retail 0.8%
Dillard's, Inc. ,
7.75%, 7/15/2026 4,595,000 5,517,959
Nordstrom, Inc. ,
4.38%, 4/1/2030(d) 2,750,000 2,902,371
8,420,330
Multi-Utilities 0.8%
Dominion Energy, Inc. ,
Series D, (ICE LIBOR USD
3 Month + 0.53%), 0.65%,
9/15/2023(c) 5,000,000 5,002,779
Series C, 3.38%, 4/1/2030 3,350,000 3,715,731
8,718,510
Oil, Gas & Consumable Fuels 6.6%
Enviva Partners LP ,
6.50%, 1/15/2026(b) 2,500,000 2,589,000
Genesis Energy LP ,
8.00%, 1/15/2027 1,150,000 1,185,707
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(b) 3,200,000 3,352,000
HollyFrontier Corp. ,
5.88%, 4/1/2026 8,000,000 9,262,994
Lundin Energy Finance BV ,
2.00%, 7/15/2026(b) 4,500,000 4,551,844
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 11,000,000 11,701,260
Northern Oil and Gas, Inc. ,
8.13%, 3/1/2028(b) 2,500,000 2,618,375
NuStar Logistics LP ,
6.00%, 6/1/2026 1,593,000 1,720,440
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 10,541,293
PBF Holding Co. LLC ,
7.25%, 6/15/2025 2,250,000 1,350,000
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 3,255,000
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,255,000 1,740,721
Valero Energy Corp. ,
(ICE LIBOR USD 3
Month + 1.15%), 1.27%,
9/15/2023(c) 5,000,000 5,005,573
8.75%, 6/15/2030 2,500,000 3,738,997
7.50%, 4/15/2032 2,641,000 3,729,609
6.63%, 6/15/2037 3,500,000 4,856,044
71,198,857
Pharmaceuticals 1.4%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 1,500,000 1,430,625
Bayer US Finance II LLC ,
(ICE LIBOR USD 3
Month + 1.01%), 1.13%,
12/15/2023(b)(c) 10,137,000 10,270,017
Pfizer, Inc. ,
3.60%, 9/15/2028 3,070,000 3,531,339
15,231,981
Professional Services 0.3%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 3,000,000 3,130,875
Real Estate Management & Development 0.4%
Forestar Group, Inc. ,
5.00%, 3/1/2028(b) 2,500,000 2,604,675
Realogy Group LLC ,
5.75%, 1/15/2029(b) 2,000,000 2,097,500
4,702,175
Road & Rail 0.2%
Ashtead Capital, Inc. ,
5.25%, 8/1/2026(b) 2,000,000 2,080,000
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc. ,
4.70%, 4/15/2025 2,000,000 2,247,093
Microchip Technology, Inc. ,
0.97%, 2/15/2024(b) 10,000,000 10,018,796
NVIDIA Corp. ,
3.20%, 9/16/2026 592,000 653,447
NXP BV ,
2.70%, 5/1/2025(b) 2,000,000 2,115,404
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 2,000,000 2,097,928
17,132,668
Software 1.4%
Citrix Systems, Inc. ,
4.50%, 12/1/2027 4,000,000 4,571,311
Infor , Inc. ,
1.75%, 7/15/2025(b) 2,000,000 2,053,403

Nationwide Core Plus Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Software
VMware, Inc. ,
4.50%, 5/15/2025 8,000,000 8,955,785
15,580,499
Specialty Retail 2.9%
AutoZone, Inc. ,
4.00%, 4/15/2030 2,000,000 2,307,669
Carvana Co. ,
5.63%, 10/1/2025(b) 7,000,000 7,253,750
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(b) 4,000,000 4,140,000
O'Reilly Automotive, Inc. ,
4.20%, 4/1/2030 1,180,000 1,383,419
Ross Stores, Inc. ,
4.70%, 4/15/2027 14,217,000 16,582,060
31,666,898
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC ,
5.45%, 6/15/2023 1,775,000 1,918,254
Seagate HDD Cayman ,
3.13%, 7/15/2029(b) 1,000,000 980,000
4.13%, 1/15/2031(b) 3,000,000 3,138,750
6,037,004
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
4.13%, 7/15/2027 2,070,000 2,260,488
Trading Companies & Distributors 0.5%
Fortress Transportation and
Infrastructure Investors LLC ,
9.75%, 8/1/2027(b) 2,000,000 2,280,000
Herc Holdings, Inc. ,
5.50%, 7/15/2027(b) 3,000,000 3,146,250
5,426,250
Water Utilities 0.2%
American Water Capital Corp. ,
2.95%, 9/1/2027 1,833,000 2,014,259
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 2,000,000 2,171,960
Total Corporate Bonds
(cost $610,244,391)
641,940,756
Mortgage-Backed Securities 17.5%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 15 16
Pool# C91768
3.50%, 7/1/2034 2,991,290 3,242,852
Pool# G30692
3.50%, 8/1/2034 4,076,149 4,419,891
Pool# G30782
3.50%, 2/1/2035 1,055,876 1,139,195
Pool# C91859
3.50%, 12/1/2035 1,039,566 1,121,765
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C91868
3.50%, 4/1/2036 2,542,146 2,743,158
Pool# Q10392
3.50%, 8/1/2042 1,557,673 1,690,042
Pool# G08541
3.50%, 8/1/2043 2,211,420 2,399,210
Pool# G08554
3.50%, 10/1/2043 1,281,859 1,393,476
Pool# G08588
4.00%, 5/1/2044 929,549 1,016,050
Pool# G08721
3.00%, 9/1/2046 3,252,349 3,442,307
Pool# G08726
3.00%, 10/1/2046 4,766,133 5,070,497
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 6,496,461 6,758,302
Pool# RB5076
2.00%, 8/1/2040 10,040,302 10,350,440
Pool# SD0040
3.00%, 7/1/2049 2,756,904 2,890,317
Pool# SD8037
2.50%, 1/1/2050 10,498,039 10,943,547
Pool# SD8036
3.00%, 1/1/2050 2,028,416 2,124,637
Pool# SD8090
2.00%, 9/1/2050 6,100,622 6,225,200
Pool# SD8098
2.00%, 10/1/2050 9,806,491 10,006,746
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 628,243 665,571
Pool# AL6591
3.00%, 9/1/2033 3,054,786 3,263,115
Pool# MA1608
3.50%, 10/1/2033 3,829,020 4,151,789
Pool# MA1982
3.50%, 8/1/2034 4,215,413 4,506,411
Pool# MA2610
3.00%, 5/1/2036 3,697,753 3,905,056
Pool# BT2752
2.00%, 8/1/2036 12,600,000 13,104,939
Pool# MA3697
3.00%, 7/1/2039 2,714,075 2,843,944
Pool# AE0311
3.50%, 8/1/2040 2,617,058 2,829,169
Pool# AB1845
4.00%, 11/1/2040 2,649,725 2,904,405
Pool# AJ9278
3.50%, 12/1/2041 2,809,144 3,046,811
Pool# AW8165
4.00%, 1/1/2042 2,185,368 2,410,054
Pool# AJ8414
4.00%, 2/1/2042 1,715,689 1,874,441
Pool# AU2592
3.50%, 8/1/2043 1,782,353 1,943,997
Pool# AX4312
3.50%, 2/1/2045 1,199,511 1,291,952
Pool# AZ7353
3.50%, 11/1/2045 1,834,581 1,974,993

20 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6408
3.50%, 1/1/2046 2,859,781 3,077,397
Pool# AS8583
3.50%, 1/1/2047 4,882,622 5,213,844
Pool# MA3088
4.00%, 8/1/2047 1,234,326 1,326,829
Pool# CA1191
3.50%, 11/1/2047 3,042,866 3,244,562
Pool# MA3744
3.00%, 8/1/2049 2,728,277 2,858,566
Pool# BP8608
2.50%, 6/1/2050 13,763,366 14,350,344
Pool# BP7293
2.50%, 8/1/2050 9,529,878 9,936,796
Pool# CA7972
3.00%, 9/1/2050 10,597,388 11,122,511
GNMA Pool# MA7392 ,
2.50%, 6/20/2036 9,939,194
10,422,228
Total Mortgage-Backed Securities
(cost $185,332,174)
189,247,372
Municipal Bonds 1.6%
Arizona 0.5%
City of Tucson, 2.86%,
7/1/2047 5,750,000 5,849,395
California 0.5%
City of San Francisco CA
Public Utilities Commission
Water Revenue, Series A,
3.47%, 11/1/2043 5,000,000 5,445,584
Virginia 0.6%
City of Richmond VA Public
Utility Revenue, 2.50%,
1/15/2029 2,450,000 2,647,194
Virginia College Building
Authority, Series B, 2.17%,
2/1/2034 3,465,000 3,549,915
6,197,109
Total Municipal Bonds
(cost $16,856,978)
17,492,088
U.S. Treasury Obligations 10.7%
U.S. Treasury Bonds
1.38%, 11/15/2040 10,000,000 9,289,063
1.88%, 2/15/2041 7,500,000 7,584,375
2.25%, 5/15/2041 28,705,000 30,835,449
1.88%, 2/15/2051 37,750,000 37,484,570
U.S. Treasury Notes
1.50%, 2/28/2023 15,000,000 15,322,266
1.75%, 5/15/2023 10,000,000 10,282,031
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.63%, 8/15/2029 5,000,000 5,204,492
Total U.S. Treasury Obligations
(cost $114,605,009)
116,002,246
Preferred Stocks 1.1%
Shares
Consumer Finance 0.3%
Capital One Financial Corp.,
4.80%, 6/1/2025(g) 128,250 3,374,258
SquareTwo Financial Canada
Corp., 0.00%, *^∞(g)(h) 355 0
3,374,258
Insurance 0.5%
Enstar Group Ltd., 7.00%,
3/1/2024(g) 140,000 3,875,200
Maiden Holdings North
America Ltd., 7.75%,
12/1/2043(g) 69,351 1,660,956
5,536,156
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(c)(g) 100,000 2,563,000
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022*(c)(g) 35,000 61,600
Total Preferred Stocks
(cost $11,906,205)
11,535,014
Short-Term Investments 1.8%
Shares
Money Market Fund 0.5%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%( i )(j) 4,887,460 4,887,460

Nationwide Core Plus Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 21
Short-Term Investments
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 1.3%
U.S. Treasury Bills, 0.04%,
8/5/2021(h) 14,500,000 14,499,964
Total Short-Term Investments
(cost $19,387,404)
19,387,424
Total Investments
(cost $1,005,775,001) — 96.5%
1,043,647,954
Other assets in excess of
liabilities — 3.5% 37,836,291
NET ASSETS — 100.0%
$ 1,081,484,245
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$192,144,262 which represents 17.77% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2021.
(d) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $4,716,446, which was collateralized by cash used
to purchase a money market fund with a value of $4,887,460.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2021.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2021. The
maturity date reflects the next call date.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of July 31, 2021.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
( i ) Represents 7-day effective yield as of July 31, 2021.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $4,887,460.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

22 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Core Plus Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Core Plus Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 23
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 13,569,720 $ – $ 13,569,720
Collateralized Mortgage Obligations – 2,527,617 – 2,527,617
Commercial Mortgage-Backed Securities – 31,945,717 – 31,945,717
Corporate Bonds – 641,940,756 – 641,940,756
Mortgage-Backed Securities – 189,247,372 – 189,247,372
Municipal Bonds – 17,492,088 – 17,492,088
  Preferred Stocks
Consumer Finance 3,374,258 – – 3,374,258
Insurance 5,536,156 – – 5,536,156
Mortgage Real Estate Investment Trusts
(REITs) 2,563,000 – – 2,563,000
Thrifts & Mortgage Finance 61,600 – – 61,600
Total Preferred Stocks $ 11,535,014 $ – $ – $ 11,535,014
Short-Term Investments   4,887,460 14,499,964 – 19,387,424
U.S. Treasury Obligations – 116,002,246 – 116,002,246
Total $ 16,422,474 $ 1,027,225,480 $ – $ 1,043,647,954
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2021, the Fund held one preferred stock investment that was categorized as Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 4.5%
Principal
Amount ($) Value ($)
Other 4.5%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 1,649,051 1,665,817
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,904,684
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 250,514
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 251,587
NRZ Advance Receivables
Trust, Series 2020-
T3, Class AT3, 1.32%,
10/15/2052(a) 240,000 240,227
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,299,601
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,984,265
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 3,042,100
Total Asset-Backed Securities
(cost $11,567,316)
11,638,795
Collateralized Mortgage Obligations 0.5%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 50,713 54,122
Series 2296, Class H,
6.50%, 3/15/2031 13 14
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 2,190 2,261
Series 1993-226, Class PK,
6.00%, 12/25/2023 24,720 25,795
Series 2013-59, Class MX,
2.50%, 9/25/2042 1,265,512 1,319,612
Total Collateralized Mortgage Obligations
(cost $1,359,608)
1,401,804
Commercial Mortgage-Backed Security 0.0%
†
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 75,764 75,751
Total Commercial Mortgage-Backed Security
(cost $76,057) 75,751
Mortgage-Backed Securities 0.8%
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,389,815 1,488,336
Pool# 773298
2.41%, 4/1/2035(b) 448,280 447,269
Pool# 745769
1.90%, 7/1/2036(b) 122,817 123,895
Pool# 813605
2.30%, 7/1/2036(b) 61,899 61,749
Total Mortgage-Backed Securities
(cost $2,056,856)
2,121,249
U.S. Government Agency Securities 4.0%
FFCB, 2.43%, 9/13/2027 3,000,000 3,258,536
FHLB
5.37%, 9/9/2024 2,615,000 3,019,788
3.00%, 3/12/2027 2,000,000 2,233,760
Ukraine Government AID
Bonds, 1.47%, 9/29/2021 2,000,000 2,003,259
Total U.S. Government Agency Securities
(cost $9,866,144)
10,515,343
U.S. Treasury Obligations 89.0%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 1,300,000 2,171,067
1.75%, 1/15/2028 (c) 4,800,000 7,616,119
3.63%, 4/15/2028 (c) 5,000,000 11,443,194
2.50%, 1/15/2029 (c) 4,750,000 7,854,550
3.88%, 4/15/2029 (c) 3,300,000 7,773,637
2.13%, 2/15/2041 (c) 7,375,000 14,055,523
0.75%, 2/15/2042 (c) 11,750,000 17,586,753
0.63%, 2/15/2043 (c) 15,350,000 22,168,393
0.75%, 2/15/2045 (c) 3,000,000 4,373,429
1.00%, 2/15/2046 (c) 5,875,000 9,025,113
0.88%, 2/15/2047 (c) 5,000,000 7,437,365
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2022 (c)(d) 5,000,000 6,064,626
0.50%, 4/15/2024 (c) 19,500,000 22,537,335
0.13%, 4/15/2025 (c) 9,000,000 10,226,351
0.38%, 7/15/2025 (c) 12,000,000 15,116,429
0.63%, 1/15/2026 (c) 17,500,000 22,322,691
0.13%, 7/15/2026 (c) 3,000,000 3,751,699
0.38%, 1/15/2027 (c) 10,250,000 12,896,201
0.38%, 7/15/2027 (c) 4,750,000 5,958,841
0.50%, 1/15/2028 (c) 5,000,000 6,263,126
0.75%, 7/15/2028 (c) 4,000,000 5,046,742
0.88%, 1/15/2029 (c) 2,500,000 3,166,298
0.25%, 7/15/2029 (c) 4,000,000 4,814,684
0.13%, 1/15/2030 (c) 1,000,000 1,182,115

Nationwide Inflation-Protected Securities Fund - July 31, 2021 (Unaudited) - Statement of Investments - 25
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2031 (c) 2,000,000 2,340,940
Total U.S. Treasury Obligations
(cost $205,446,296)
233,193,221
Total Investments
(cost $230,372,277) — 98.8%
258,946,163
Other assets in excess of
liabilities — 1.2% 3,082,564
NET ASSETS — 100.0%
$ 262,028,727
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$11,638,795 which represents 4.44% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2021.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury Long Bond (155) 9/2021 USD (25,531,406) (1,363,888)
(1,363,888)
Currency:
USD United States Dollar

26 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Inflation-Protected Securities Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Inflation-Protected Securities Fund - July 31, 2021 (Unaudited) - Statement of Investments - 27
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 11,638,795 $ – $ 11,638,795
Collateralized Mortgage Obligations – 1,401,804 – 1,401,804
Commercial Mortgage-Backed Security – 75,751 – 75,751
Mortgage-Backed Securities – 2,121,249 – 2,121,249
U.S. Government Agency Securities – 10,515,343 – 10,515,343
U.S. Treasury Obligations – 233,193,221 – 233,193,221
Total Assets $ – $ 258,946,163 $ – $ 258,946,163
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,363,888) $ – $ – $ (1,363,888)
Total Liabilities $ (1,363,888) $ – $ – $ (1,363,888)
Total $ (1,363,888) $ 258,946,163 $ – $ 257,582,275
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

28 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Inflation-Protected Securities Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,363,888)
Total $ (1,363,888)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Core Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 29
Asset-Backed Securities 6.5%
Principal
Amount ($) Value ($)
Automobiles 5.5%
American Credit Acceptance
Receivables Trust
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 275,000 278,143
Series 2021-1, Class B,
0.61%, 3/13/2025(a) 65,000 65,028
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 700,000 707,753
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 645,000 645,312
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 865,000 873,798
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 222,692 224,103
Series 2019-2, Class B,
2.54%, 7/18/2024 2,180,000 2,218,849
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 160,000 161,127
Series 2020-3, Class C,
1.06%, 8/18/2026 350,000 353,556
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 655,343
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 1,053,536
Carvana Auto Receivables
Trust, Series 2021-N2,
Class B, 0.75%, 3/10/2028 370,000 369,731
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 330,000 335,957
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 680,000 688,378
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 672,276
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 565,000 566,630
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 625,000 627,675
Donlen Fleet Lease Funding
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 1,350,000 1,352,471
Drive Auto Receivables Trust
Series 2019-3, Class B,
2.65%, 2/15/2024 361,139 362,062
Series 2021-1, Class B,
0.65%, 7/15/2025 690,000 692,220
DT Auto Owner Trust
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 319,896 322,250
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 235,000 237,677
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 160,000 160,156
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 300,000 312,170
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 510,000 511,955
Exeter Automobile
Receivables Trust
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 246,370 247,440
Series 2021-1A, Class B,
0.50%, 2/18/2025 625,000 625,646
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 405,000 417,305
Series 2021-2A, Class B,
0.57%, 9/15/2025 560,000 561,117
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 265,646 266,192
Series 2018-4, Class B,
3.88%, 10/16/2023(a) 337,205 339,565
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 230,000 234,648
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 65,000 68,169
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 121,218
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 502,004
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 2,055,077
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 995,523
GLS Auto Receivables Issuer
Trust
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 425,000 432,973
Series 2021-1A, Class B,
0.82%, 4/15/2025(a) 765,000 766,097
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 430,000 432,748
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 201,281 202,514
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 275,000 278,287
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 311,636
NextGear Floorplan Master
Owner Trust
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 845,000 851,042
Series 2020-1A, Class A2,
1.55%, 2/15/2025(a) 100,000 101,674
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 406,299

30 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 1,035,000 1,046,868
Series 2020-2, Class B,
0.96%, 11/15/2024 320,000 321,381
Series 2018-5, Class C,
3.81%, 12/16/2024 20,677 20,701
Series 2020-4, Class C,
1.01%, 1/15/2026 680,000 684,977
Series 2021-2, Class C,
0.90%, 6/15/2026 790,000 792,263
Series 2021-3, Class C,
0.95%, 9/15/2027 1,245,000 1,247,770
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 414,122
Westlake Automobile
Receivables Trust
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 964,328 967,203
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 377,034
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 308,063
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 1,625,000 1,628,213
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 620,000 620,736
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 545,000 546,496
33,641,157
Other 0.7%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/15/2026(a) 665,000 665,077
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 2,251,476 2,259,182
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 904,425 937,405
3,861,664
Student Loan 0.3%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 429,142 457,095
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 439,573 443,387
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 480,913 488,156
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 178,655 179,995
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 404,784 412,432
1,981,065
Total Asset-Backed Securities
(cost $38,893,895)
39,483,886
Collateralized Mortgage Obligations 8.8%
FHLMC REMICS
Series 5065, Class HI, IO,
5.04%, 4/15/2042(b) 2,610,241 508,687
Series 5115, Class FD,
0.29%, 8/15/2043(b) 2,921,630 2,920,524
Series 5065, Class EI, IO,
5.43%, 11/25/2044(b) 577,935 125,977
Series 5094, Class , IO,
1.69%, 12/15/2048(b) 967,323 88,454
FNMA REMICS
Series 2017-82, Class FG,
0.34%, 11/25/2032(b) 11,790,536 11,829,509
Series 2004-29, Class PS,
IO, 7.51%, 5/25/2034(b) 1,549,819 346,687
Series 2016-32, Class SA,
IO, 6.01%, 10/25/2034(b) 7,512,221 1,285,561
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 3,070,000 504,201
Series 2010-57, Class SA,
IO, 6.36%, 6/25/2040(b) 2,163,788 414,895
Series 2010-63, Class SA,
IO, 6.41%, 6/25/2040(b) 1,862,351 355,524
Series 2010-118, Class SN,
IO, 6.51%, 10/25/2040(b) 9,511,566 2,088,273
Series 2013-18, Class FB,
0.44%, 10/25/2041(b) 353,303 354,341
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 431,703 61,508
Series 2016-40, Class GA,
2.17%, 7/25/2046(b) 506,145 531,842
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 369,426 31,143
Series 2018-4, Class FM,
0.39%, 2/25/2048(b) 478,328 480,986
Series 2019-31, Class FA,
0.49%, 7/25/2049(b) 1,946,276 1,962,054
Series 2019-81, Class FJ,
0.59%, 1/25/2050(b) 1,334,284 1,347,740
Series 2021-24, Class , IO,
1.24%, 3/25/2059(b) 4,043,004 327,800
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,357,789 4,267,444
Series 2019-21, Class , IO,
4.50%, 2/20/2049 6,235,770 866,035
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 1,361,915 83,483
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 447,252 22,549

Nationwide Loomis Core Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 31
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2012-H20, Class PT,
0.91%, 7/20/2062(b) 714,304 713,202
Series 2018-H02, Class ZJ,
4.32%, 10/20/2064(b) 524,049 579,549
Series 2017-H12, Class EZ,
4.59%, 6/20/2066(b) 615,049 672,992
Series 2017-H13, Class JZ,
4.87%, 5/20/2067(b) 167,399 185,012
Series 2017-H22, Class FD,
0.29%, 11/20/2067(b) 99,761 99,578
Series 2017-H25, Class FD,
0.24%, 12/20/2067(b) 116,734 116,338
Series 2021-H08, Class IA,
IO, 4.24%, 1/20/2068(b) 906,173 109,783
Series 2019-H01, Class FT,
0.49%, 10/20/2068(b) 7,678,606 7,689,525
Series 2019-H07, Class BZ,
4.26%, 1/20/2069(b) 4,080,973 4,986,583
Series 2019-H05, Class FT,
0.47%, 4/20/2069(b) 5,049,535 5,054,783
Series 2019-H13, Class FT,
0.49%, 8/20/2069(b) 778,055 777,404
Series 2019-H18, Class DF,
0.49%, 10/20/2069(b) 746,668 748,130
Series 2021-H03, Class ,
IO, 4.17%, 4/20/2070(b) 8,561,829 1,046,224
Total Collateralized Mortgage Obligations
(cost $51,592,495)
53,584,320
Commercial Mortgage-Backed Securities 7.0%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 1,098,170
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 2,146,406
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust ,
Series 2020-BID, Class A,
2.23%, 10/15/2037(a)(b) 1,095,000 1,102,557
CIM Retail Portfolio Trust ,
Series 2021-RETL, Class A,
0.00%, 8/15/2036(a)(b) 240,000 240,228
Citigroup Commercial
Mortgage Trust , Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 1,001,908
COMM Mortgage Trust ,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,562,708
Commercial Mortgage Pass-
Through Certificates , Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 105,000 104,818
CSAIL Commercial Mortgage
Trust , Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 832,357
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 530,000 573,938
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 484,484 58,240
Series K157, Class X1, IO,
0.02%, 8/25/2033(b) 9,465,929 58,942
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 967,994 82,817
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.96%, 6/25/2028(b) 1,016,741 97,542
Series 2020-M43, Class X1,
IO, 2.13%, 8/25/2034(b) 6,278,752 892,830
Series 2020-M36, Class X1,
IO, 1.47%, 9/25/2034(b) 989,431 104,588
FNMA Multifamily REMIC
Trust REMICS, Series
2020-M37, Class X, IO,
1.11%, 4/25/2032(b) 1,400,243 106,084
GNMA REMICS
Series 2018-82, Class , IO,
0.43%, 5/16/2058(b) 15,407,206 641,458
Series 2020-108, Class , IO,
0.91%, 6/16/2062(b) 3,474,109 272,831
Series 2021-20, Class , IO,
1.12%, 8/16/2062(b) 3,354,613 316,185
Series 2020-179, Class , IO,
1.00%, 9/16/2062(b) 3,046,083 263,399
Series 2020-128, Class , IO,
0.98%, 10/16/2062(b) 1,557,791 133,460
Series 2021-33, Class , IO,
0.99%, 10/16/2062(b) 3,236,611 281,119
Series 2021-40, Class , IO,
0.84%, 2/16/2063(b) 2,413,780 192,345
Series 2021-12, Class , IO,
0.98%, 3/16/2063(b) 3,654,513 318,585

32 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2021-52, Class , IO,
0.85%, 4/16/2063(b) 4,065,273 321,120
Series 2021-106, Class , IO,
0.92%, 4/16/2063(b) 3,705,230 309,752
Series 2021-10, Class , IO,
1.00%, 5/16/2063(b) 783,407 70,567
Series 2021-133, Class , IO,
0.89%, 7/1/2063(b) 4,285,000 357,988
GS Mortgage Securities
Corp. II , Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 1,035,000 1,050,716
GS Mortgage Securities Corp.
Trust , Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 235,000 246,187
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,431,176
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 450,228
Hudsons Bay Simon JV Trust ,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,840,379
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 1,130,000 1,182,198
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.56%,
11/15/2027(a)(b) 655,893 432,889
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 6,270,000 6,457,444
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,597,469
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,505,000 1,590,858
WFRBS Commercial
Mortgage Trust , Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,770,211
Total Commercial Mortgage-Backed
Securities
(cost $41,927,924) 42,592,697
Corporate Bonds 45.2%
Aerospace & Defense 0.1%
Boeing Co. (The) ,
2.20%, 2/4/2026 525,000 529,758
Automobiles 1.2%
BMW US Capital LLC ,
1.85%, 9/15/2021(a) 1,090,000 1,091,166
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Hyundai Capital America ,
3.95%, 2/1/2022(a) 1,320,000 1,342,396
1.80%, 1/10/2028(a) 935,000 932,529
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 402,511
Nissan Motor Co. Ltd. ,
4.35%, 9/17/2027(a) 1,405,000 1,560,560
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 530,409
1.25%, 11/24/2025(a) 1,590,000 1,595,299
7,454,870
Banks 12.7%
ANZ New Zealand Int'l Ltd. ,
1.90%, 2/13/2023(a) 1,415,000 1,449,736
1.25%, 6/22/2026(a) 1,600,000 1,612,012
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 1,400,000 1,407,111
Banco Santander SA ,
2.96%, 3/25/2031 800,000 836,327
Bank of America Corp. ,
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 2,065,000 2,102,729
(ICE LIBOR USD 3
Month + 1.32%), 4.08%,
4/23/2040(c) 570,000 670,534
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 1,510,000 1,524,812
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 669,733
Bank of Montreal ,
1.85%, 5/1/2025 330,000 341,990
Bank of New Zealand ,
2.00%, 2/21/2025(a) 2,080,000 2,157,878
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 2,505,000 2,563,066
2.15%, 8/1/2031 1,410,000 1,429,037
Banque Federative du Credit
Mutuel SA ,
3.75%, 7/20/2023(a) 765,000 813,766
2.38%, 11/21/2024(a) 985,000 1,031,983
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 945,000 965,984
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 588,065
BNP Paribas SA ,
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 1,270,000 1,313,885
(SOFR + 1.00%), 1.32%,
1/13/2027(a)(c) 210,000 208,073
(SOFR + 1.39%), 2.87%,
4/19/2032(a)(c) 1,510,000 1,570,199
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 395,000 397,155
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 572,856

Nationwide Loomis Core Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 605,284
Cooperatieve Rabobank UA ,
2.75%, 1/10/2023 460,000 476,861
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
1.11%, 2/24/2027(a)(c) 1,630,000 1,619,265
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,427,866
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,910,000 2,031,703
DNB Bank ASA ,
2.15%, 12/2/2022(a) 200,000 205,021
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,990,000 1,988,724
HSBC Holdings plc ,
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 1,030,000 1,068,323
ING Groep NV ,
(SOFR + 1.32%), 2.73%,
4/1/2032(c) 380,000 398,715
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 955,000 973,268
(SOFR + 1.46%), 1.51%,
6/1/2024(c) 965,000 983,780
(SOFR + 0.58%), 0.97%,
6/23/2025(c) 2,605,000 2,616,358
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 1,820,000 1,853,589
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 967,929
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(c) 1,415,000 1,443,120
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
2.26%, 7/9/2032(c) 2,120,000 2,134,674
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,675,000 1,689,890
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 320,000 321,781
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 880,000 939,596
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,920,000 1,993,070
0.80%, 8/12/2024(a) 585,000 584,436
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada ,
0.65%, 7/29/2024 1,815,000 1,816,852
1.15%, 6/10/2025 2,575,000 2,598,828
1.20%, 4/27/2026 210,000 210,620
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,591,111
Santander UK Group Holdings
plc ,
(SOFR + 1.48%), 2.90%,
3/15/2032(c) 1,575,000 1,644,865
Societe Generale SA ,
1.38%, 7/8/2025(a) 1,080,000 1,094,247
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.79%, 6/9/2027(a)(c) 2,120,000 2,128,427
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 1,400,000 1,469,203
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
2.68%, 6/29/2032(a)(c) 1,945,000 1,971,696
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 350,000 358,295
Sumitomo Mitsui Trust Bank
Ltd. ,
0.85%, 3/25/2024(a) 1,505,000 1,512,285
Toronto-Dominion Bank (The) ,
0.75%, 9/11/2025 1,895,000 1,884,278
Truist Financial Corp. ,
3.05%, 6/20/2022 1,620,000 1,656,418
(SOFR + 0.61%), 1.27%,
3/2/2027(c) 625,000 628,314
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 885,000 899,385
UniCredit SpA ,
3.75%, 4/12/2022(a) 1,730,000 1,766,688
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 1,112,485
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
1.98%, 6/3/2027(a)(c) 585,000 586,383
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 635,000 660,868
Westpac Banking Corp. ,
2.15%, 6/3/2031 1,150,000 1,183,462
77,324,894
Beverages 0.6%
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 427,349
Coca-Cola Co. (The) ,
2.25%, 1/5/2032 765,000 799,162

34 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,790,000 1,789,922
Constellation Brands, Inc. ,
2.25%, 8/1/2031 705,000 710,928
3,727,361
Building Products 0.1%
Masco Corp. ,
1.50%, 2/15/2028 540,000 535,196
Capital Markets 5.7%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 48,771
3.25%, 7/15/2025 1,310,000 1,388,831
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 1,135,000 1,168,032
1.80%, 7/28/2031 1,490,000 1,493,197
Blackstone Holdings Finance
Co. LLC ,
2.85%, 8/5/2051(a) 1,510,000 1,514,567
Blue Owl Finance LLC ,
3.13%, 6/10/2031(a) 1,510,000 1,527,076
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 1,035,000 1,046,050
Charles Schwab Corp. (The) ,
2.00%, 3/20/2028 870,000 903,281
Credit Suisse Group AG ,
(SOFR + 2.04%), 2.19%,
6/5/2026(a)(c) 840,000 864,678
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(c) 1,245,000 1,300,482
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 335,000 337,701
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 665,000 722,369
1.69%, 3/19/2026 150,000 152,275
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 330,000 341,319
E*TRADE Financial Corp. ,
2.95%, 8/24/2022 1,075,000 1,103,737
FS KKR Capital Corp. ,
4.13%, 2/1/2025 230,000 244,513
3.40%, 1/15/2026 600,000 626,643
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.79%), 1.09%,
12/9/2026(c) 1,670,000 1,659,015
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 810,000 813,914
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 1,435,000 1,460,026
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 4,000,000 27,200
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,870,000 1,911,982
Macquarie Group Ltd. ,
(SOFR + 1.07%), 1.34%,
1/12/2027(a)(c) 765,000 763,604
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Macquarie Group Ltd.,
(SOFR + 1.44%), 2.69%,
6/23/2032(a)(c) 1,530,000 1,560,324
Morgan Stanley ,
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 1,515,000 1,512,801
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 1,425,000 1,436,870
Nomura Holdings, Inc. ,
2.61%, 7/14/2031 925,000 939,220
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,288,353
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 260,000 274,081
Owl Rock Capital Corp. ,
4.25%, 1/15/2026 895,000 967,551
3.40%, 7/15/2026 560,000 588,718
Owl Rock Technology Finance
Corp. ,
3.75%, 6/17/2026(a) 685,000 729,268
State Street Corp. ,
(ICE LIBOR USD 3
Month + 0.64%), 2.65%,
5/15/2023(c) 1,080,000 1,100,392
(SOFR + 2.60%), 2.90%,
3/30/2026(c) 495,000 530,683
UBS AG ,
1.75%, 4/21/2022(a) 2,505,000 2,529,870
34,877,394
Chemicals 0.1%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 687,322
Huntsman International LLC ,
2.95%, 6/15/2031 235,000 243,735
931,057
Commercial Services & Supplies 0.1%
Waste Management, Inc. ,
1.50%, 3/15/2031 705,000 682,212
Communications Equipment 0.1%
Juniper Networks, Inc. ,
1.20%, 12/10/2025 400,000 400,601
Construction Materials 0.5%
Eagle Materials, Inc. ,
2.50%, 7/1/2031 1,535,000 1,551,758
Martin Marietta Materials, Inc. ,
3.20%, 7/15/2051 1,550,000 1,586,219
3,137,977
Consumer Finance 2.8%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 897,531
Ally Financial, Inc. ,
1.45%, 10/2/2023 1,515,000 1,538,305
American Express Co. ,
3.70%, 8/3/2023 1,005,000 1,068,916

Nationwide Loomis Core Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Honda Finance
Corp. ,
3.63%, 10/10/2023 575,000 615,637
2.15%, 9/10/2024 200,000 209,073
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 87,000 88,688
4.25%, 4/15/2026(a) 885,000 967,496
2.75%, 2/21/2028(a) 495,000 499,509
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 580,049
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,426,897
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 1,485,000 1,498,659
Caterpillar Financial Services
Corp. ,
0.80%, 11/13/2025 1,060,000 1,058,923
Ford Motor Credit Co. LLC ,
2.98%, 8/3/2022 1,400,000 1,417,500
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 400,000 407,338
3.35%, 6/8/2025(a) 535,000 572,500
John Deere Capital Corp. ,
1.50%, 3/6/2028 1,415,000 1,425,370
2.00%, 6/17/2031 320,000 327,020
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 819,388
Toyota Motor Credit Corp. ,
1.90%, 4/6/2028 1,640,000 1,695,277
17,114,076
Containers & Packaging 0.2%
Berry Global, Inc. ,
1.57%, 1/15/2026(a) 955,000 960,539
Diversified Financial Services 1.1%
AIG Global Funding ,
0.65%, 6/17/2024(a) 1,060,000 1,059,851
0.90%, 9/22/2025(a) 1,010,000 1,003,896
Antares Holdings LP ,
2.75%, 1/15/2027(a) 545,000 545,665
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 883,399
GE Capital Funding LLC ,
4.05%, 5/15/2027 875,000 997,755
Mitsubishi HC Capital, Inc. ,
2.65%, 9/19/2022(a) 1,400,000 1,430,601
ORIX Corp. ,
3.25%, 12/4/2024 635,000 686,182
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 367,988
6,975,337
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
3.65%, 6/1/2051 1,125,000 1,192,297
NBN Co. Ltd. ,
2.63%, 5/5/2031(a) 1,280,000 1,329,435
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. ,
2.10%, 3/22/2028 830,000 853,362
3,375,094
Electric Utilities 3.3%
AEP Texas, Inc. ,
3.45%, 5/15/2051 1,100,000 1,181,956
Alabama Power Co. ,
3.13%, 7/15/2051 1,535,000 1,636,066
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 1,335,000 1,537,855
American Electric Power Co.,
Inc. ,
Series J, 4.30%, 12/1/2028 1,000,000 1,163,441
Duke Energy Corp. ,
0.90%, 9/15/2025 1,030,000 1,025,718
Enel Finance International NV ,
2.25%, 7/12/2031(a) 1,400,000 1,419,936
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 1,094,015
2.40%, 6/15/2031 425,000 432,507
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 453,573
MidAmerican Energy Co. ,
2.70%, 8/1/2052 1,520,000 1,532,019
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 1,005,000 1,042,370
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 950,300
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 1,535,000 1,540,529
Pacific Gas and Electric Co. ,
(ICE LIBOR USD 3
Month + 1.38%), 1.53%,
11/15/2021(c) 1,520,000 1,521,624
3.00%, 6/15/2028 865,000 865,603
PacifiCorp ,
2.90%, 6/15/2052 1,510,000 1,539,340
Southern California Edison
Co. ,
Series G, 2.50%, 6/1/2031 665,000 674,022
Southwestern Electric Power
Co. ,
Series N, 1.65%, 3/15/2026 440,000 448,995
20,059,869
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 239,507
Avnet, Inc. ,
3.00%, 5/15/2031 710,000 719,089
Flex Ltd. ,
4.88%, 6/15/2029 425,000 492,960
SYNNEX Corp. ,
1.75%, 8/9/2026(a) 915,000 914,246
2,365,802
Entertainment 0.1%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 425,000 388,016

36 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs) 0.5%
American Homes 4 Rent LP ,
3.38%, 7/15/2051 145,000 150,010
Office Properties Income
Trust ,
4.50%, 2/1/2025 1,155,000 1,252,484
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 444,180
3.38%, 2/1/2031 470,000 488,987
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 383,664
Simon Property Group LP ,
1.75%, 2/1/2028 535,000 539,457
3,258,782
Food & Staples Retailing 0.3%
Alimentation Couche-Tard,
Inc. ,
3.63%, 5/13/2051(a) 760,000 821,602
CK Hutchison International 21
Ltd. ,
1.50%, 4/15/2026(a) 915,000 926,126
1,747,728
Food Products 0.6%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 1,000,000 1,088,451
2.75%, 5/14/2031 1,050,000 1,077,351
Mondelez International, Inc. ,
2.75%, 4/13/2030 355,000 378,803
Viterra Finance BV ,
2.00%, 4/21/2026(a) 900,000 911,607
3,456,212
Health Care Equipment & Supplies 0.4%
Abbott Laboratories ,
3.40%, 11/30/2023 1,508,000 1,609,702
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 878,595
2,488,297
Health Care Providers & Services 1.6%
AmerisourceBergen Corp. ,
2.70%, 3/15/2031 1,070,000 1,118,734
Anthem, Inc. ,
4.10%, 3/1/2028 1,000,000 1,152,425
Centene Corp. ,
3.00%, 10/15/2030 610,000 633,875
2.50%, 3/1/2031 620,000 620,775
2.63%, 8/1/2031 1,020,000 1,027,650
Cigna Corp. ,
3.75%, 7/15/2023 327,000 347,264
CVS Health Corp. ,
4.30%, 3/25/2028 381,000 441,148
Fresenius Medical Care US
Finance III, Inc. ,
3.00%, 12/1/2031(a) 1,420,000 1,480,879
HCA, Inc. ,
3.50%, 7/15/2051 1,545,000 1,595,240
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings ,
2.70%, 6/1/2031 1,230,000 1,277,921
9,695,911
Hotels, Restaurants & Leisure 0.2%
Choice Hotels International,
Inc. ,
3.70%, 12/1/2029 160,000 174,619
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 372,052
Marriott International, Inc. ,
Series Z, 4.15%, 12/1/2023 655,000 703,047
1,249,718
Household Durables 0.2%
Panasonic Corp. ,
2.54%, 7/19/2022(a) 975,000 992,465
Independent Power and Renewable Electricity Producers
0.6%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 849,298
1.38%, 1/15/2026(a) 1,265,000 1,262,799
Exelon Generation Co. LLC ,
4.25%, 6/15/2022 1,330,000 1,362,247
3,474,344
Insurance 2.6%
American Financial Group,
Inc. ,
3.50%, 8/15/2026 1,075,000 1,177,219
Assurant, Inc. ,
4.20%, 9/27/2023 565,000 606,047
Athene Global Funding ,
1.61%, 6/29/2026(a) 1,380,000 1,395,209
2.50%, 3/24/2028(a) 1,495,000 1,555,116
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 395,000 397,764
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047 338,000 379,663
Equitable Financial Life Global
Funding ,
1.80%, 3/8/2028(a) 620,000 625,574
GA Global Funding Trust ,
1.00%, 4/8/2024(a) 1,470,000 1,480,424
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,219,549
Jackson National Life Global
Funding ,
3.88%, 6/11/2025(a) 195,000 215,005
Markel Corp. ,
3.45%, 5/7/2052 1,515,000 1,609,678
New York Life Global Funding ,
1.85%, 8/1/2031(a) 1,485,000 1,485,324
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 960,000 1,024,460
2.75%, 5/7/2025(a) 1,270,000 1,344,165

Nationwide Loomis Core Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Unum Group ,
4.13%, 6/15/2051 1,535,000 1,564,788
16,079,985
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc. ,
3.10%, 5/12/2051 760,000 818,708
eBay, Inc. ,
3.65%, 5/10/2051 760,000 836,168
Prosus NV ,
3.06%, 7/13/2031(a) 1,790,000 1,767,866
3,422,742
IT Services 0.7%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 915,000 934,813
Broadridge Financial
Solutions, Inc. ,
2.60%, 5/1/2031 195,000 202,768
DXC Technology Co. ,
4.13%, 4/15/2025 215,000 236,470
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 1,200,000 1,201,709
Western Union Co. (The) ,
4.25%, 6/9/2023 645,000 686,511
1.35%, 3/15/2026 840,000 840,365
4,102,636
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 710,000 783,147
Machinery 0.3%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 574,470
Kennametal, Inc. ,
4.63%, 6/15/2028 380,000 433,551
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 748,996
1,757,017
Media 0.3%
Cox Communications, Inc. ,
2.60%, 6/15/2031(a) 1,175,000 1,210,829
ViacomCBS, Inc. ,
6.88%, 4/30/2036 440,000 640,175
1,851,004
Metals & Mining 0.2%
Anglo American Capital plc ,
2.25%, 3/17/2028(a) 710,000 723,500
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 312,581
1,036,081
Multi-Utilities 0.7%
Ameren Corp. ,
1.75%, 3/15/2028 770,000 771,812
Consolidated Edison Co. of
New York, Inc. ,
3.60%, 6/15/2061 1,515,000 1,671,773
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 405,000 430,990
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(e) 495,000 519,284
Series F, 1.05%, 6/1/2025 660,000 662,071
4,055,930
Oil, Gas & Consumable Fuels 1.3%
Aker BP ASA ,
3.75%, 1/15/2030(a) 330,000 358,563
Diamondback Energy, Inc. ,
0.90%, 3/24/2023 355,000 354,904
4.75%, 5/31/2025 805,000 903,803
Enbridge, Inc. ,
3.40%, 8/1/2051 690,000 711,408
Kinder Morgan, Inc. ,
7.80%, 8/1/2031 1,195,000 1,730,022
Lundin Energy Finance BV ,
3.10%, 7/15/2031(a) 500,000 511,390
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 830,000 842,373
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 702,046
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 900,000 901,093
Qatar Petroleum ,
3.30%, 7/12/2051(a) 795,000 823,819
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 375,000 386,110
8,225,531
Paper & Forest Products 0.2%
Suzano Austria GmbH ,
3.13%, 1/15/2032 1,000,000 991,000
Pharmaceuticals 0.4%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 644,976
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 1,136,307
Royalty Pharma plc ,
3.55%, 9/2/2050(a) 675,000 684,948
2,466,231
Road & Rail 0.5%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 525,000 524,475
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,396,953
4.00%, 7/15/2025(a) 400,000 443,190
Ryder System, Inc. ,
4.63%, 6/1/2025 745,000 840,724
3,205,342
Semiconductors & Semiconductor Equipment 0.5%
Marvell Technology, Inc. ,
4.20%, 6/22/2023(a) 940,000 997,343
Microchip Technology, Inc. ,
2.67%, 9/1/2023 860,000 893,299
0.97%, 2/15/2024(a) 240,000 240,451

38 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. ,
2.00%, 6/15/2031 970,000 987,157
3,118,250
Software 0.3%
Infor, Inc. ,
1.45%, 7/15/2023(a) 585,000 592,135
salesforce.com, Inc. ,
2.90%, 7/15/2051 1,500,000 1,538,398
2,130,533
Specialty Retail 0.4%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 861,527
4.50%, 10/1/2025 675,000 752,746
2.40%, 8/1/2031 795,000 799,448
2,413,721
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 415,000 416,203
4.65%, 10/1/2024 945,000 1,048,276
HP, Inc. ,
1.45%, 6/17/2026(a) 1,530,000 1,529,090
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 552,417
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 742,992
4,288,978
Thrifts & Mortgage Finance 0.2%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,403,014
Tobacco 0.2%
Altria Group, Inc. ,
3.70%, 2/4/2051 1,515,000 1,479,682
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
1.88%, 8/15/2026 900,000 908,394
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 908,153
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 874,015
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 742,150
3,432,712
Transportation Infrastructure 0.2%
Adani Ports & Special
Economic Zone Ltd. ,
5.00%, 8/2/2041(a) 1,045,000 1,041,739
Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 588,980
Total Corporate Bonds
(cost $268,543,837)
275,077,765
Foreign Government Security 0.3%
Principal
Amount ($) Value ($)
CHILE 0.3%
Republic of Chile ,
2.55%, 7/27/2033 1,525,000 1,555,149
Total Foreign Government Security
(cost $1,520,780)
1,555,149
Mortgage-Backed Securities 9.7%
FNMA UMBS Pool
Pool# 292234
8.00%, 8/1/2024 147 147
Pool# 303300
8.50%, 5/1/2025 1,293 1,391
Pool# 342718
6.50%, 5/1/2026 9,167 10,306
Pool# 250764
7.50%, 12/1/2026 16,338 17,698
Pool# 415652
6.50%, 3/1/2028 1,936 2,177
Pool# 252212
6.50%, 1/1/2029 46,323 52,605
Pool# 504076
6.50%, 6/1/2029 23,569 27,031
Pool# 484939
6.50%, 6/1/2029 8,197 9,215
Pool# 252570
6.50%, 7/1/2029 20,970 23,932
Pool# 506638
6.50%, 8/1/2029 8,297 9,328
Pool# 535300
6.50%, 5/1/2030 26,156 30,081
Pool# 539932
7.00%, 5/1/2030 4,307 4,322
Pool# MA3209
3.00%, 12/1/2047 2,068,592 2,176,404
Pool# MA3275
3.00%, 2/1/2048 1,976,671 2,080,344
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 8/25/2036 7,668,000
7,957,647
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 8/25/2051 5,825,000 6,067,784
2.00%, 9/25/2051 14,136,000 14,387,245
2.50%, 9/25/2051 6,314,000 6,563,354
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 1,201 1,215
Pool# 354696
6.50%, 12/15/2023 1,502 1,680
Pool# 369270
6.50%, 12/15/2023 1,044 1,167
Pool# 368677
7.50%, 1/15/2024 3,252 3,291
Pool# 359986
7.50%, 1/15/2024 305 307
Pool# 362734
7.50%, 1/15/2024 108 108
Pool# 371909
6.50%, 2/15/2024 1,746 1,952

Nationwide Loomis Core Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 14,988 16,368
Pool# 399109
7.50%, 2/15/2027 5,829 6,204
Pool# 445661
7.50%, 7/15/2027 2,399 2,438
Pool# 443887
7.50%, 8/15/2027 4,078 4,143
Pool# 455381
7.50%, 8/15/2027 2,814 3,081
Pool# 450591
7.50%, 8/15/2027 494 506
Pool# 453295
7.50%, 8/15/2027 254 262
Pool# 446699
6.00%, 8/15/2028 6,906 7,731
Pool# 482748
6.00%, 9/15/2028 27,726 31,052
Pool# 460906
6.00%, 9/15/2028 4,298 4,804
Pool# 476969
6.50%, 1/15/2029 18,518 20,703
Pool# 781029
6.50%, 5/15/2029 60,102 68,435
Pool# 503106
6.50%, 6/15/2029 1,748 1,954
GNMA TBA
2.00%, 8/15/2051 9,000,000 9,217,617
2.50%, 9/15/2051 10,000,000 10,376,172
Total Mortgage-Backed Securities
(cost $58,462,019)
59,192,201
U.S. Treasury Obligations 20.9%
U.S. Treasury Bonds
4.25%, 5/15/2039 570,000 801,050
4.38%, 11/15/2039 2,400,000 3,429,750
1.13%, 5/15/2040 17,455,000 15,595,633
4.38%, 5/15/2040 8,870,000 12,725,332
2.25%, 8/15/2049 11,385,000 12,241,543
2.00%, 2/15/2050 8,630,000 8,804,623
1.63%, 11/15/2050 4,860,000 4,543,341
1.88%, 2/15/2051 4,625,000 4,592,481
2.38%, 5/15/2051 1,915,000 2,124,453
U.S. Treasury Notes
0.38%, 12/31/2025 9,535,000 9,435,180
0.50%, 2/28/2026 14,315,000 14,223,295
0.75%, 3/31/2026 6,225,000 6,252,964
0.88%, 6/30/2026 9,905,000 9,994,764
1.13%, 2/15/2031 15,325,000 15,190,906
1.63%, 5/15/2031 6,925,000 7,179,277
Total U.S. Treasury Obligations
(cost $126,082,030)
127,134,592
Short-Term Investments 9.1%
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 9.1%
U.S. Treasury Bills
0.05%, 9/2/2021 6,120,000 6,119,763
0.04%, 11/4/2021 7,000,000 6,999,086
0.02%, 11/18/2021 15,000,000 14,997,739
0.03%, 12/2/2021 5,000,000 4,999,153
0.05%, 12/16/2021 10,000,000 9,998,017
0.05%, 12/23/2021 10,000,000 9,997,914
0.05%, 1/6/2022 2,000,000 1,999,520
Total U.S. Treasury Obligations
(cost $55,113,316)
55,111,192
Total Short-Term Investments
(cost $55,113,316)
55,111,192
Total Investments
(cost $642,136,296) — 107.5%
653,731,802
Liabilities in excess of other
assets — (7.5)% (45,518,280)
NET ASSETS — 100.0%
$ 608,213,522
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$140,839,893 which represents 23.16% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2021.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2021.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2021.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

40 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund

Nationwide Loomis Core Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 41
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
(a) Futures Contracts
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 39,483,886 $ – $ 39,483,886
Collateralized Mortgage Obligations – 53,584,320 – 53,584,320
Commercial Mortgage-Backed Securities – 42,592,697 – 42,592,697
Corporate Bonds – 275,077,765 – 275,077,765
Foreign Government Security – 1,555,149 – 1,555,149
Mortgage-Backed Securities – 59,192,201 – 59,192,201
Short-Term Investments – 55,111,192 – 55,111,192
U.S. Treasury Obligations – 127,134,592 – 127,134,592
Total $ – $ 653,731,802 $ – $ 653,731,802
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

42 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Core Bond Fund
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis Short Term Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 43
Asset-Backed Securities 22.7%
Principal
Amount ($) Value ($)
Automobiles 18.3%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 941,225 949,205
American Credit Acceptance
Receivables Trust
Series 2020-1, Class B,
2.08%, 12/13/2023(a) 92,029 92,215
Series 2021-1, Class A,
0.35%, 5/13/2024(a) 302,051 302,166
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 165,000 166,885
Series 2021-2, Class A,
0.37%, 10/15/2024(a) 466,415 466,633
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 840,000 849,304
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 215,000 215,104
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 143,997 144,909
Series 2019-2, Class B,
2.54%, 7/18/2024 1,255,000 1,277,364
AmeriCredit Automobile
Receivables Trust
Series 2021-1, Class A3,
0.37%, 8/18/2025 730,000 731,244
Series 2020-2, Class B,
0.97%, 2/18/2026 25,000 25,176
Series 2020-3, Class C,
1.06%, 8/18/2026 55,000 55,559
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 612,771
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 348,073 352,085
Carmax Auto Owner Trust
Series 2019-4, Class A2A,
2.01%, 3/15/2023 51,503 51,569
Series 2020-1, Class A2,
1.87%, 4/17/2023 266,925 267,589
Series 2021-1, Class A3,
0.34%, 12/15/2025 200,000 199,917
Carvana Auto Receivables
Trust, Series 2021-N2,
Class B, 0.75%, 3/10/2028 130,000 129,905
CPS Auto Receivables Trust,
Series 2019-C, Class B,
2.63%, 8/15/2023(a) 24,481 24,501
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 250,000 254,513
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 280,000 283,450
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 275,000 276,177
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Donlen Fleet Lease Funding
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 460,000 460,842
Drive Auto Receivables Trust
Series 2019-3, Class B,
2.65%, 2/15/2024 132,478 132,817
Series 2020-1, Class B,
2.08%, 7/15/2024 335,000 336,741
Series 2021-1, Class B,
0.65%, 7/15/2025 235,000 235,756
DT Auto Owner Trust
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 207,340 208,866
Series 2021-1A, Class A,
0.35%, 1/15/2025(a) 333,879 334,077
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 85,000 85,968
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 135,000 140,476
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 227,328
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 175,000 175,671
Exeter Automobile
Receivables Trust
Series 2021-1A, Class A2,
0.30%, 6/15/2023 380,208 380,239
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 143,716 144,340
Series 2021-1A, Class B,
0.50%, 2/18/2025 135,000 135,140
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 185,000 190,621
Series 2020-3A, Class C,
1.32%, 7/15/2025 205,000 207,293
Series 2021-2A, Class B,
0.57%, 9/15/2025 195,000 195,389
First Investors Auto Owner
Trust
Series 2019-1A, Class A,
2.89%, 3/15/2024(a) 34,164 34,276
Series 2019-2A, Class A,
2.21%, 9/16/2024(a) 101,219 101,851
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 178,454 178,617
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 170,528 170,878
Series 2020-1, Class A,
1.90%, 8/15/2024(a) 286,145 288,700
Series 2018-3, Class B,
3.59%, 12/16/2024(a) 188,527 189,395
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 705,000 719,248
Series 2021-1, Class A,
0.31%, 6/16/2025(a) 486,892 486,952
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 175,702
Ford Credit Auto Lease Trust,
Series 2020-A, Class A3,
1.85%, 3/15/2023 295,751 297,057

44 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Ford Credit Auto Owner Trust
Series 2019-C, Class A3,
1.87%, 3/15/2024 875,623 885,226
Series 2020-C, Class A3,
0.41%, 7/15/2025 270,000 270,565
Series 2021-A, Class A3,
0.30%, 8/15/2025 475,000 475,015
Ford Credit Floorplan Master
Owner Trust, Series 2019-1,
Class A, 2.84%, 3/15/2024 735,000 746,916
GLS Auto Receivables Issuer
Trust
Series 2020-3A, Class B,
1.38%, 8/15/2024(a) 425,000 427,747
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 260,000 264,877
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 120,000 120,767
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 133,155 133,971
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 105,000 105,517
GM Financial Consumer
Automobile Receivables
Trust
Series 2019-3, Class A3,
2.18%, 4/16/2024 317,337 320,561
Series 2021-1, Class A3,
0.35%, 10/16/2025 185,000 185,338
GM Financial Leasing Trust,
Series 2021-1, Class A3,
0.26%, 2/20/2024 585,000 585,601
Harley-Davidson Motorcycle
Trust
Series 2020-A, Class A3,
1.87%, 10/15/2024 260,280 262,787
Series 2021-A, Class A3,
0.37%, 4/15/2026 330,000 330,322
Honda Auto Receivables
Owner Trust
Series 2019-4, Class A3,
1.83%, 1/18/2024 1,090,000 1,101,780
Series 2021-1, Class A3,
0.27%, 4/21/2025 285,000 285,045
Hyundai Auto Lease
Securitization Trust, Series
2020-A, Class A3, 1.95%,
7/17/2023(a) 904,976 911,079
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 711,589 718,772
Mercedes-Benz Auto Lease
Trust, Series 2020-A, Class
A3, 1.84%, 12/15/2022 426,054 428,863
NextGear Floorplan Master
Owner Trust, Series 2018-
2A, Class A2, 3.69%,
10/15/2023(a) 580,000 584,147
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Nissan Auto Lease Trust,
Series 2020-A, Class A3,
1.84%, 1/17/2023 396,113 398,483
Prestige Auto Receivables
Trust
Series 2019-1A, Class A3,
2.45%, 5/15/2023(a) 267,216 267,768
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 480,000 484,765
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 175,000 184,681
Santander Drive Auto
Receivables Trust
Series 2021-1, Class A3,
0.32%, 9/16/2024 690,000 690,930
Series 2019-2, Class C,
2.90%, 10/15/2024 485,000 490,561
Series 2020-2, Class B,
0.96%, 11/15/2024 120,000 120,518
Series 2020-4, Class C,
1.01%, 1/15/2026 265,000 266,940
Series 2020-3, Class C,
1.12%, 1/15/2026 420,000 423,527
Series 2021-2, Class C,
0.90%, 6/15/2026 275,000 275,788
Series 2021-3, Class C,
0.95%, 9/15/2027 410,000 410,912
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 173,829
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 1,080,000 1,092,102
Series 2020-A, Class A3,
1.66%, 5/15/2024 2,260,000 2,286,368
United Auto Credit
Securitization Trust, Series
2020-1, Class B, 1.47%,
11/10/2022(a) 403,370 403,970
Westlake Automobile
Receivables Trust
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 583,757 585,497
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 168,137
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 80,803
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 570,000 571,127
Wheels SPV 2 LLC, Series
2019-1A, Class A2, 2.30%,
5/22/2028(a) 112,002 112,792
World Omni Auto Receivables
Trust
Series 2020-A, Class A2,
1.71%, 11/15/2022 648,843 651,731

Nationwide Loomis Short Term Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 45
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-A, Class A3,
1.70%, 1/17/2023 1,580,000 1,602,602
Series 2019-C, Class A3,
1.96%, 12/16/2024 1,307,920 1,322,062
Series 2020-B, Class A3,
0.63%, 5/15/2025 465,000 467,098
36,640,368
Credit Card 1.1%
Barclays Dryrock Issuance
Trust, Series 2019-1, Class
A, 1.96%, 5/15/2025 925,000 940,509
World Financial Network
Credit Card Master Trust,
Series 2019-B, Class A,
2.49%, 4/15/2026 1,200,000 1,223,958
2,164,467
Other 2.0%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/15/2026(a) 220,000 220,026
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 95,000 95,855
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 166,590 173,043
GreatAmerica Leasing
Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 6/15/2022(a) 637,953 640,082
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 600,000 607,744
HPEFS Equipment Trust,
Series 2021-1A, Class A2,
0.27%, 3/20/2031(a) 340,000 340,154
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 1,234,073 1,238,296
SCF Equipment Leasing LLC,
Series 2021-1A, Class A2,
0.42%, 8/20/2026(a) 605,000 605,175
Verizon Owner Trust, Series
2018-A, Class A1A, 3.23%,
4/20/2023 105,075 105,766
4,026,141
Student Loan 1.3%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 284,589 303,126
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 212,697 214,542
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 191,591 191,482
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 70,895 71,426
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 519,103 521,079
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 1,000,000 1,000,466
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 0.44%,
2/25/2042(a)(b) 104,629 104,127
SoFi Professional Loan
Program Trust, Series 2020-
A, Class A1FX, 2.06%,
5/15/2046(a) 308,729 309,769
2,716,017
Total Asset-Backed Securities
(cost $45,114,079)
45,546,993
Collateralized Mortgage Obligations 1.3%
FHLMC REMICS
Series 4060, Class EA,
1.75%, 6/15/2022 17,546 17,612
Series 2611, Class HD,
5.00%, 5/15/2023 22,924 23,628
Series 3585, Class LA,
3.50%, 10/15/2024 6,759 6,995
Series 3609, Class LE,
3.00%, 12/15/2024 4 4
Series 3721, Class PE,
3.50%, 9/15/2040 66,886 72,026
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 26,945 27,024
Series 2012-100, Class WA,
1.50%, 9/25/2027 150,868 153,553
Series 2012-93, Class DP,
1.50%, 9/25/2027 136,119 138,676
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 20,401 20,802
Series 2009-88, Class QE,
3.00%, 9/16/2039 30,985 31,626
Series 2011-39, Class NE,
3.50%, 9/16/2039 64,721 67,960
Series 2010-H22, Class FE,
0.44%, 5/20/2059(b) 78,962 78,997
Series 2010-H02, Class FA,
0.78%, 2/20/2060(b) 276,534 277,879
Series 2011-H11, Class FA,
0.59%, 3/20/2061(b) 189,099 189,896
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,903 5,186
Series 2012-H18, Class NA,
0.61%, 8/20/2062(b) 83,117 83,476
Series 2016-H13, Class FT,
0.67%, 5/20/2066(b) 60,163 60,374
Series 2017-H25, Class FD,
0.24%, 12/20/2067(b) 89,525 89,221

46 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-H01, Class FJ,
0.39%, 9/20/2068(b) 170,706 170,673
Series 2019-H01, Class FT,
0.49%, 10/20/2068(b) 380,859 381,401
Series 2019-H13, Class FT,
0.49%, 8/20/2069(b) 632,775 632,246
Total Collateralized Mortgage Obligations
(cost $2,521,308)
2,529,255
Commercial Mortgage-Backed Securities 2.5%
BBCMS Mortgage Trust ,
Series 2020-BID, Class A,
2.23%, 10/15/2037(a)(b) 425,000 427,933
Benchmark Mortgage Trust ,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 1,310,377 1,344,829
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 295,000 319,456
DROP Mortgage Trust , Series
2021-FILE, Class A, 1.24%,
4/15/2026(a)(b) 525,000 527,905
GS Mortgage Securities
Corp. II , Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 350,000 355,315
GS Mortgage Securities Corp.
Trust , Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 100,000 104,760
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 565,000 591,099
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.56%,
11/15/2027(a)(b) 336,810 222,294
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,072,904
Total Commercial Mortgage-Backed
Securities
(cost $4,993,416) 4,966,495
Corporate Bonds 59.6%
Aerospace & Defense 0.0%
†
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 24,340
Airlines 0.2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 291,114
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 123,466
414,580
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components 0.3%
Goodyear Tire & Rubber Co.
(The) ,
5.63%, 4/30/2033 235,000 249,687
Icahn Enterprises LP ,
5.25%, 5/15/2027 400,000 420,500
670,187
Automobiles 1.9%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,223,957
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 786,849
Hyundai Capital America ,
0.88%, 6/14/2024(a) 715,000 713,618
Kia Corp. ,
1.00%, 4/16/2024(a) 205,000 206,287
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(a) 490,000 525,432
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 355,856
3,811,999
Banks 16.7%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,228,834
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 603,048
Banco Santander SA ,
2.75%, 5/28/2025 600,000 632,985
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 388,877
Bank of Montreal ,
2.05%, 11/1/2022 1,190,000 1,217,255
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023 1,190,000 1,220,112
1.35%, 6/24/2026 300,000 302,699
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 415,000 424,215
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 594,160
(SOFR + 0.91%), 1.68%,
6/30/2027(a)(c) 290,000 292,216
Citigroup, Inc. ,
(SOFR + 0.87%), 2.31%,
11/4/2022(c) 335,000 336,689
(ICE LIBOR USD 3
Month + 0.72%), 3.14%,
1/24/2023(c) 650,000 658,684
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 95,000 95,518
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 398,213
Cooperatieve Rabobank UA ,
(SOFR + 0.30%), 0.35%,
1/12/2024(c) 1,080,000 1,081,866

Nationwide Loomis Short Term Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 628,207
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,225,000 1,303,055
DNB Bank ASA ,
2.15%, 12/2/2022(a) 645,000 661,191
Fifth Third Bank NA ,
1.80%, 1/30/2023 1,005,000 1,027,118
HSBC Holdings plc ,
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 710,000 720,636
ING Groep NV ,
4.10%, 10/2/2023 790,000 850,481
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 590,000 601,286
(SOFR + 0.42%), 0.56%,
2/16/2025(c) 310,000 308,870
(SOFR + 0.58%), 0.97%,
6/23/2025(c) 845,000 848,684
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 310,000 315,721
KeyBank NA ,
3.30%, 2/1/2022 500,000 507,777
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 363,642
Mitsubishi UFJ Financial
Group, Inc. ,
2.67%, 7/25/2022 540,000 552,804
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 1,005,000 1,016,542
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 1,150,000 1,176,358
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,125,000 1,135,001
1.88%, 12/13/2022 1,215,000 1,243,454
National Bank of Canada ,
2.15%, 10/7/2022(a) 645,000 658,818
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,200,000 1,245,669
Royal Bank of Canada ,
2.80%, 4/29/2022 545,000 555,493
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 658,019
Skandinaviska Enskilda
Banken AB ,
2.20%, 12/12/2022(a) 1,210,000 1,241,309
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.79%, 6/9/2027(a)(c) 990,000 993,935
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 820,000 860,533
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Standard Chartered plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
2.68%, 6/29/2032(a)(c) 440,000 446,039
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 685,000 741,148
Toronto-Dominion Bank (The) ,
(SOFR + 0.24%), 0.29%,
1/6/2023(c) 1,075,000 1,075,901
Truist Financial Corp. ,
3.05%, 6/20/2022 395,000 403,880
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 464,386
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
1.98%, 6/3/2027(a)(c) 200,000 200,473
Westpac Banking Corp. ,
2.80%, 1/11/2022 325,000 328,787
2.00%, 1/13/2023 605,000 620,067
2.15%, 6/3/2031 280,000 288,147
33,518,802
Beverages 0.9%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 629,602
Coca-Cola Europacific
Partners plc ,
0.50%, 5/5/2023(a) 1,050,000 1,049,858
Constellation Brands, Inc. ,
2.25%, 8/1/2031 165,000 166,388
1,845,848
Biotechnology 0.3%
AbbVie, Inc. ,
2.15%, 11/19/2021 580,000 583,384
HCRX Investments Holdco LP ,
4.50%, 8/1/2029(a) 90,000 91,800
675,184
Building Products 0.4%
Masonite International Corp. ,
3.50%, 2/15/2030(a) 700,000 705,376
Capital Markets 5.8%
Ameriprise Financial, Inc. ,
3.00%, 3/22/2022 505,000 513,980
Ares Capital Corp. ,
3.25%, 7/15/2025 265,000 280,947
Blackstone Holdings Finance
Co. LLC ,
1.63%, 8/5/2028(a) 1,005,000 1,005,181
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 340,000 343,630
Credit Suisse AG ,
2.10%, 11/12/2021 415,000 417,237

48 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Credit Suisse Group AG ,
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(c) 305,000 318,592
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 455,000 458,669
FS KKR Capital Corp. ,
4.13%, 2/1/2025 100,000 106,310
4.25%, 2/14/2025(a) 90,000 95,616
Goldman Sachs Group, Inc.
(The) ,
Series FXD, 0.48%,
1/27/2023 855,000 855,461
(SOFR + 0.54%), 0.63%,
11/17/2023(c) 655,000 655,199
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 340,000 345,929
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 500,000 3,400
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,237,165
Macquarie Group Ltd. ,
(SOFR + 1.44%), 2.69%,
6/23/2032(a)(c) 355,000 362,036
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 1,080,000 1,080,301
(SOFR + 0.62%), 0.73%,
4/5/2024(c) 835,000 837,806
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 1,020,000 1,018,519
Nomura Holdings, Inc. ,
1.65%, 7/14/2026 1,000,000 1,005,296
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 150,000 158,124
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 180,000 191,330
3.40%, 7/15/2026 295,000 310,128
11,600,856
Chemicals 0.0%
†
Huntsman International LLC ,
2.95%, 6/15/2031 80,000 82,974
Commercial Services & Supplies 0.4%
ADT Security Corp. (The) ,
4.13%, 8/1/2029(a) 575,000 578,421
Nielsen Finance LLC ,
4.50%, 7/15/2029(a) 250,000 251,874
830,295
Construction Materials 0.2%
Eagle Materials, Inc. ,
2.50%, 7/1/2031 355,000 358,876
Consumer Finance 4.3%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 293,928
Ally Financial, Inc. ,
1.45%, 10/2/2023 520,000 527,999
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co. ,
3.70%, 11/5/2021 1,310,000 1,317,803
3.70%, 8/3/2023 665,000 707,293
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 393,744
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 206,800
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 920,752
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 495,000 499,553
Caterpillar Financial Services
Corp. ,
1.95%, 11/18/2022 320,000 327,452
0.65%, 7/7/2023 820,000 825,725
General Motors Financial Co.,
Inc. ,
2.90%, 2/26/2025 290,000 307,786
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 230,000 234,219
3.35%, 6/8/2025(a) 70,000 74,907
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 519,996
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 983,559
1.80%, 2/6/2025 135,000 140,197
Synchrony Financial ,
2.85%, 7/25/2022 155,000 158,382
4.38%, 3/19/2024 120,000 130,667
8,570,762
Diversified Financial Services 1.5%
AIG Global Funding ,
0.80%, 7/7/2023(a) 1,050,000 1,059,008
Antares Holdings LP ,
2.75%, 1/15/2027(a) 250,000 250,305
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 346,856
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 379,000 400,109
Jefferies Finance LLC ,
5.00%, 8/15/2028(a) 390,000 398,873
Shell International Finance
BV ,
2.38%, 4/6/2025 485,000 511,143
2,966,294
Diversified Telecommunication Services 0.5%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 434,405
NBN Co. Ltd. ,
1.45%, 5/5/2026(a) 595,000 599,796
1,034,201
Electric Utilities 3.5%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 865,609

Nationwide Loomis Short Term Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 0.66%,
11/1/2023(c) 1,085,000 1,085,751
Enel Finance International NV ,
1.38%, 7/12/2026(a) 1,005,000 1,011,191
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,237,740
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 500,000 501,801
Pacific Gas and Electric Co. ,
(ICE LIBOR USD 3
Month + 1.38%), 1.53%,
11/15/2021(c) 520,000 520,555
3.00%, 6/15/2028 295,000 295,206
Southern California Edison
Co. ,
Series G, 2.50%, 6/1/2031 160,000 162,171
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 751,914
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 600,000 642,867
7,074,805
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 240,000 246,300
Electronic Equipment, Instruments & Components 0.3%
Avnet, Inc. ,
3.00%, 5/15/2031 240,000 243,072
SYNNEX Corp. ,
1.75%, 8/9/2026(a) 305,000 304,749
547,821
Equity Real Estate Investment Trusts (REITs) 1.7%
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 715,528
GLP Capital LP ,
5.25%, 6/1/2025 600,000 677,580
Office Properties Income
Trust ,
4.50%, 2/1/2025 400,000 433,761
Simon Property Group LP ,
2.63%, 6/15/2022 1,165,000 1,182,101
3.50%, 9/1/2025 295,000 323,307
3,332,277
Food & Staples Retailing 0.2%
Performance Food Group,
Inc. ,
4.25%, 8/1/2029(a) 300,000 304,875
Food Products 0.4%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 795,000 865,318
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities 0.6%
CenterPoint Energy
Resources Corp. ,
0.70%, 3/2/2023 260,000 260,074
3.55%, 4/1/2023 750,000 785,487
Southern Natural Gas Co.
LLC ,
0.63%, 4/28/2023(a) 185,000 184,831
1,230,392
Health Care Providers & Services 0.9%
Centene Corp. ,
2.63%, 8/1/2031 235,000 236,762
Cigna Corp. ,
3.75%, 7/15/2023 289,000 306,909
CVS Health Corp. ,
3.70%, 3/9/2023 157,000 164,934
Fresenius Medical Care US
Finance III, Inc. ,
1.88%, 12/1/2026(a) 1,055,000 1,068,875
1,777,480
Hotels, Restaurants & Leisure 0.1%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 126,000 146,954
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 65,000 73,620
220,574
Household Durables 0.4%
Meritage Homes Corp. ,
3.88%, 4/15/2029(a) 245,000 258,103
Panasonic Corp. ,
2.54%, 7/19/2022(a) 590,000 600,568
858,671
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 336,514
Industrial Conglomerates 0.2%
Honeywell International, Inc. ,
1.85%, 11/1/2021 315,000 315,881
Insurance 5.7%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,223,957
Assurant, Inc. ,
4.20%, 9/27/2023 305,000 327,158
Athene Global Funding ,
1.20%, 10/13/2023(a) 310,000 313,903
2.50%, 1/14/2025(a) 55,000 57,727
1.61%, 6/29/2026(a) 370,000 374,078
2.50%, 3/24/2028(a) 490,000 509,703
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 135,000 135,945
GA Global Funding Trust ,
1.00%, 4/8/2024(a) 560,000 563,971
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 1,004,844

50 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 0.65%,
1/6/2023(a)(c) 1,205,000 1,211,314
MassMutual Global Funding II ,
2.25%, 7/1/2022(a) 990,000 1,008,846
0.85%, 6/9/2023(a) 1,054,000 1,064,877
Metropolitan Life Global
Funding I ,
2.40%, 6/17/2022(a) 560,000 570,779
0.90%, 6/8/2023(a) 445,000 449,949
New York Life Global Funding ,
1.85%, 8/1/2031(a) 500,000 500,109
Protective Life Global
Funding ,
1.08%, 6/9/2023(a) 1,005,000 1,018,718
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 575,000 588,872
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 451,432
11,376,182
Interactive Media & Services 0.5%
Baidu, Inc. ,
3.88%, 9/29/2023 1,030,000 1,093,353
Internet & Direct Marketing Retail 0.2%
Prosus NV ,
3.06%, 7/13/2031(a) 420,000 414,806
IT Services 0.5%
DXC Technology Co. ,
4.13%, 4/15/2025 85,000 93,488
Gartner, Inc. ,
3.63%, 6/15/2029(a) 355,000 363,431
Western Union Co. (The) ,
4.25%, 6/9/2023 570,000 606,684
1,063,603
Machinery 0.1%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 235,943
Metals & Mining 0.6%
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 204,794
Novelis Corp. ,
3.88%, 8/15/2031(a) 690,000 697,763
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 205,000 206,537
1,109,094
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 290,000 304,137
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 295,000 313,931
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,106,632
1,420,563
Oil, Gas & Consumable Fuels 2.0%
Diamondback Energy, Inc. ,
0.90%, 3/24/2023 215,000 214,942
EQT Corp. ,
7.63%, 2/1/2025(e) 240,000 277,296
3.13%, 5/15/2026(a) 45,000 46,291
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 77,773
Lundin Energy Finance BV ,
2.00%, 7/15/2026(a) 340,000 343,917
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 680,000 723,351
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 770,000 781,478
MPLX LP ,
3.38%, 3/15/2023 780,000 814,391
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 315,000 315,382
Qatar Petroleum ,
2.25%, 7/12/2031(a) 340,000 343,996
3,938,817
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
3.13%, 1/15/2032 235,000 232,885
Pharmaceuticals 1.1%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 737,738
Bausch Health Cos., Inc. ,
4.88%, 6/1/2028(a) 200,000 206,368
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 410,439
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 101,798
Pfizer, Inc. ,
3.20%, 9/15/2023 675,000 714,330
2,170,673
Real Estate Management & Development 0.1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 156,550
Road & Rail 1.2%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 215,000 214,785
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 897,662
4.00%, 7/15/2025(a) 45,000 49,859
Ryder System, Inc. ,
4.63%, 6/1/2025 245,000 276,479
Triton Container International
Ltd. ,
0.80%, 8/1/2023(a) 1,005,000 1,004,741
2,443,526

Nationwide Loomis Short Term Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.8%
Marvell Technology, Inc. ,
4.20%, 6/22/2023(a) 600,000 636,602
Microchip Technology, Inc. ,
2.67%, 9/1/2023 335,000 347,971
Skyworks Solutions, Inc. ,
0.90%, 6/1/2023 525,000 526,958
1,511,531
Software 0.6%
Infor , Inc. ,
1.45%, 7/15/2023(a) 225,000 227,744
VMware, Inc. ,
0.60%, 8/15/2023 1,005,000 1,006,788
1,234,532
Specialty Retail 0.3%
AutoNation, Inc. ,
1.95%, 8/1/2028 180,000 180,506
Lithia Motors, Inc. ,
3.88%, 6/1/2029(a) 215,000 226,399
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 155,000 155,211
562,116
Technology Hardware, Storage & Peripherals 0.9%
Dell International LLC ,
5.85%, 7/15/2025 390,000 458,909
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 140,000 140,406
4.65%, 10/1/2024 380,000 421,529
HP, Inc. ,
1.45%, 6/17/2026(a) 720,000 719,572
1,740,416
Thrifts & Mortgage Finance 0.6%
Ladder Capital Finance
Holdings LLLP ,
4.25%, 2/1/2027(a) 295,000 294,509
Nationwide Building Society ,
0.55%, 1/22/2024(a) 930,000 928,911
1,223,420
Trading Companies & Distributors 1.0%
Air Lease Corp. ,
3.50%, 1/15/2022 240,000 243,480
0.70%, 2/15/2024 505,000 503,573
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 338,633
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 539,063
United Rentals North America,
Inc. ,
3.75%, 1/15/2032 350,000 350,000
1,974,749
Wireless Telecommunication Services 0.5%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 331,301
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc. ,
2.25%, 2/15/2026(a) 730,000 738,213
1,069,514
Total Corporate Bonds
(cost $116,566,023)
119,497,892
Foreign Government Security 0.2%
CHILE 0.2%
Republic of Chile ,
2.55%, 7/27/2033 355,000 362,018
Total Foreign Government Security
(cost $354,018)
362,018
Mortgage-Backed Securities 0.8%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 69,458 73,045
Pool# G13746
4.50%, 1/1/2025 48,232 50,872
Pool# G13888
5.00%, 6/1/2025 10,845 11,294
Pool# J19197
3.00%, 5/1/2027 176,877 187,065
Pool# C00748
6.00%, 4/1/2029 6,366 7,272
Pool# C01418
5.50%, 10/1/2032 42,085 48,633
Pool# G01740
5.50%, 12/1/2034 23,632 27,419
Pool# G04342
6.00%, 4/1/2038 27,231 32,344
FHLMC Non Gold Pool
Pool# 972136
2.35%, 1/1/2034(b) 27,852 29,620
Pool# 848191
2.36%, 12/1/2034(b) 149,832 152,635
FNMA Pool# 815323 ,
1.75%, 1/1/2035 (b) 44,705
46,406
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 16,192 16,851
Pool# 931892
4.50%, 9/1/2024 175,973 185,270
Pool# AL0802
4.50%, 4/1/2025 38,224 40,175
Pool# AB2518
4.00%, 3/1/2026 38,491 41,014
Pool# AB4998
3.00%, 4/1/2027 294,410 311,868
Pool# MA1174
3.00%, 9/1/2027 48,621 51,507
Pool# 190307
8.00%, 6/1/2030 546 643
Pool# 253516
8.00%, 11/1/2030 466 549

52 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 725773
5.50%, 9/1/2034 51,705 59,933
Pool# 811773
5.50%, 1/1/2035 50,089 58,066
GNMA Pool# 5080 ,
4.00%, 6/20/2026 46,382
49,369
Total Mortgage-Backed Securities
(cost $1,421,244)
1,481,850
U.S. Treasury Obligations 11.5%
U.S. Treasury Notes
0.13%, 2/28/2023 11,860,000 11,857,684
0.13%, 3/31/2023 6,205,000 6,202,334
0.13%, 5/31/2023 3,035,000 3,032,984
0.13%, 6/30/2023 2,010,000 2,008,508
Total U.S. Treasury Obligations
(cost $23,090,048)
23,101,510
Total Investments
(cost $194,060,136) — 98.6%
197,486,013
Other assets in excess of
liabilities — 1.4% 2,883,903
NET ASSETS — 100.0%
$ 200,369,916
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$73,862,989 which represents 36.86% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2021.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2021.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2021.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 35 9/2021 USD 7,722,969 (2,799)
(2,799)
Short Contracts
U.S. Treasury 5 Year Note (34) 9/2021 USD (4,231,141) (19,455)
U.S. Treasury 10 Year Ultra Note (22) 9/2021 USD (3,305,500) (90,830)
(110,285)
(113,084)
As of July 31, 2021, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - July 31, 2021 (Unaudited) - Statement of Investments - 53
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

54 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis Short Term Bond Fund
(a)
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 45,546,993 $ – $ 45,546,993
Collateralized Mortgage Obligations – 2,529,255 – 2,529,255
Commercial Mortgage-Backed Securities – 4,966,495 – 4,966,495
Corporate Bonds – 119,497,892 – 119,497,892
Foreign Government Security – 362,018 – 362,018
Mortgage-Backed Securities – 1,481,850 – 1,481,850
U.S. Treasury Obligations – 23,101,510 – 23,101,510
Total Assets $ – $ 197,486,013 $ – $ 197,486,013
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (113,084) $ – $ – $ (113,084)
Total Liabilities $ (113,084) $ – $ – $ (113,084)
Total $ (113,084) $ 197,486,013 $ – $ 197,372,929
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (113,084)
Total $ (113,084)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - July 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 98.9%
Shares Value ($)
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings,
Inc.* 6,839 458,008
Echo Global Logistics, Inc.* 8,761 270,978
728,986
Airlines 0.2%
Mesa Air Group, Inc.* 27,200 242,624
Auto Components 1.1%
American Axle &
Manufacturing Holdings,
Inc.* 66,004 639,579
Cooper-Standard Holdings,
Inc.* 7,800 203,190
Strattec Security Corp.* 7,600 312,968
1,155,737
Banks 14.5%
Ames National Corp. 2,200 51,898
Associated Banc-Corp. 10,800 213,840
Bancorp, Inc. (The)* 35,139 821,198
Bank of NT Butterfield & Son
Ltd. (The) 9,600 318,144
Banner Corp. 10,800 572,832
C&F Financial Corp. 2,100 109,746
Camden National Corp. 14,100 631,257
Capstar Financial Holdings,
Inc. 28,300 599,960
Carter Bankshares , Inc.* 36,746 421,477
Civista Bancshares, Inc. 29,266 669,899
CNB Financial Corp. 6,008 138,544
Customers Bancorp, Inc.* 5,000 181,100
Financial Institutions, Inc. 26,600 783,104
First Busey Corp. 21,300 502,680
First Business Financial
Services, Inc. 4,500 124,110
First Financial Bancorp 29,300 659,250
First Horizon Corp. 49,900 770,955
First Internet Bancorp 14,200 429,976
Great Western Bancorp, Inc. 9,955 306,614
Hancock Whitney Corp. 7,100 310,341
Hanmi Financial Corp. 35,623 649,407
HBT Financial, Inc. 11,125 181,782
Heartland Financial USA, Inc. 7,825 356,976
Independent Bank Corp. 28,187 592,773
LCNB Corp. 3,700 62,308
Level One Bancorp, Inc. 3,420 93,332
Live Oak Bancshares, Inc. 4,500 270,855
Macatawa Bank Corp. 28,440 236,621
Northrim Bancorp, Inc. 15,917 649,732
Orrstown Financial Services,
Inc. 12,645 291,467
Popular, Inc. 10,600 771,256
Sierra Bancorp 3,967 95,724
Simmons First National Corp.,
Class A 7,455 202,925
SmartFinancial , Inc. 15,626 380,806
South Plains Financial, Inc. 6,100 140,300
South State Corp. 2,500 172,100
Trustmark Corp. 6,900 207,138
UMB Financial Corp. 3,025 283,140
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 7,900 564,060
14,819,627
Biotechnology 4.9%
Agios Pharmaceuticals, Inc.* 5,600 269,304
Allogene Therapeutics, Inc.* 11,700 256,815
Arena Pharmaceuticals, Inc.* 5,100 315,486
Atara Biotherapeutics , Inc.* 9,600 122,400
Bluebird Bio, Inc.* 9,800 249,018
Chimerix , Inc.* 41,900 277,797
Coherus Biosciences, Inc.* 14,300 186,615
Cullinan Oncology, Inc.*(a) 9,600 220,128
Curis , Inc.* 38,000 288,420
Dicerna Pharmaceuticals, Inc.* 9,838 369,023
Intellia Therapeutics, Inc.* 1,300 184,405
Invitae Corp.*(a) 13,300 372,267
Jounce Therapeutics, Inc.* 31,952 161,038
Kura Oncology, Inc.* 10,100 191,294
MeiraGTx Holdings plc* 18,300 256,017
Rocket Pharmaceuticals, Inc.* 2,800 100,296
Sangamo Therapeutics, Inc.* 24,100 230,878
Veracyte , Inc.* 7,200 320,832
Viracta Therapeutics, Inc.*(a) 22,000 231,440
Viridian Therapeutics, Inc.* 3,100 48,205
Xencor , Inc.* 10,400 320,112
4,971,790
Building Products 2.0%
JELD-WEN Holding, Inc.* 25,600 677,888
Masonite International Corp.* 6,109 691,294
Resideo Technologies, Inc.* 23,600 696,200
2,065,382
Capital Markets 1.5%
Brightsphere Investment
Group, Inc. 8,341 208,442
Cowen, Inc., Class A 9,001 359,860
Donnelley Financial Solutions,
Inc.* 12,200 392,962
Janus Henderson Group plc 5,400 225,936
Oppenheimer Holdings, Inc.,
Class A 6,900 310,155
1,497,355
Chemicals 1.9%
AdvanSix , Inc.* 18,200 608,790
Balchem Corp. 2,400 323,736
Koppers Holdings, Inc.* 13,000 399,230
Trinseo SA 11,600 630,576
1,962,332
Commercial Services & Supplies 2.1%
Brady Corp., Class A 3,700 202,316
Covanta Holding Corp. 14,700 295,470
Deluxe Corp. 14,100 618,990
Herman Miller, Inc. 5,800 250,270
Matthews International Corp.,
Class A 18,500 640,100
Quest Resource Holding
Corp.* 17,950 106,264
2,113,410

2 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Communications Equipment 1.7%
ADTRAN, Inc. 14,800 331,668
Aviat Networks, Inc.* 6,900 257,232
CommScope Holding Co.,
Inc.* 41,214 872,088
PCTEL, Inc.* 39,506 262,715
1,723,703
Construction & Engineering 1.5%
EMCOR Group, Inc. 5,800 706,498
MYR Group, Inc.* 5,000 478,150
Orion Group Holdings, Inc.* 47,400 254,538
Primoris Services Corp. 3,200 95,680
1,534,866
Construction Materials 0.4%
Summit Materials, Inc., Class
A* 11,900 399,840
Consumer Finance 2.1%
Navient Corp. 49,200 1,005,156
OneMain Holdings, Inc. 12,600 768,600
Regional Management Corp. 7,961 411,823
2,185,579
Containers & Packaging 0.7%
Greif, Inc., Class A 11,200 678,944
Diversified Consumer Services 0.9%
Carriage Services, Inc. 6,900 256,542
Graham Holdings Co., Class B 1,000 664,660
921,202
Diversified Financial Services 0.3%
A-Mark Precious Metals, Inc.
(a) 6,900 351,486
Diversified Telecommunication Services 0.4%
IDT Corp., Class B* 4,200 209,160
ORBCOMM, Inc.* 13,500 152,415
361,575
Electric Utilities 1.3%
IDACORP, Inc. 2,700 284,715
OGE Energy Corp. 14,700 496,125
Portland General Electric Co. 9,400 459,660
Spark Energy, Inc., Class A(a) 4,400 48,972
1,289,472
Electrical Equipment 2.2%
Atkore , Inc.* 12,700 953,897
Babcock & Wilcox Enterprises,
Inc.* 14,600 104,536
LSI Industries, Inc. 19,733 148,590
nVent Electric plc 22,800 720,708
Ultralife Corp.* 38,577 306,301
2,234,032
Electronic Equipment, Instruments & Components 1.4%
Daktronics, Inc.* 34,200 208,962
ePlus , Inc.* 2,400 221,904
Flex Ltd.* 23,300 418,701
Kimball Electronics, Inc.* 13,800 281,382
Knowles Corp.* 13,327 267,073
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Taitron Components, Inc.,
Class A 2,136 9,868
1,407,890
Energy Equipment & Services 0.7%
ChampionX Corp.* 11,800 274,232
Nabors Industries Ltd.* 1,700 148,767
TETRA Technologies, Inc.* 92,100 284,589
707,588
Equity Real Estate Investment Trusts (REITs) 10.3%
Braemar Hotels & Resorts,
Inc.* 37,900 193,290
Brixmor Property Group, Inc. 39,800 916,196
DigitalBridge Group, Inc.* 132,800 924,288
Essential Properties Realty
Trust, Inc. 6,700 199,660
Farmland Partners, Inc. 7,393 93,152
First Industrial Realty Trust,
Inc. 2,900 158,862
Gladstone Land Corp. 32,362 754,682
Independence Realty Trust,
Inc. 43,400 836,752
Kimco Realty Corp. 19,100 407,403
Kite Realty Group Trust 30,200 608,832
Lexington Realty Trust 19,200 252,480
National Storage Affiliates
Trust 10,300 557,951
NexPoint Residential Trust,
Inc. 14,600 860,670
Outfront Media, Inc.* 31,500 752,535
Pebblebrook Hotel Trust 12,400 278,876
Piedmont Office Realty Trust,
Inc., Class A 5,300 100,806
Retail Properties of America,
Inc., Class A 16,100 203,021
Ryman Hospitality Properties,
Inc.* 2,700 207,090
Saul Centers, Inc. 1,120 51,072
SITE Centers Corp. 58,600 929,396
STAG Industrial, Inc. 12,200 504,104
Sunstone Hotel Investors, Inc.* 9,000 103,860
Tanger Factory Outlet Centers,
Inc. 33,148 569,151
10,464,129
Food & Staples Retailing 1.0%
Andersons, Inc. (The) 23,500 627,450
Performance Food Group Co.* 8,300 380,306
1,007,756
Food Products 0.3%
Lifeway Foods, Inc.* 9,700 61,304
Seneca Foods Corp., Class A* 5,201 284,703
346,007
Gas Utilities 0.8%
Brookfield Infrastructure Corp.,
Class A(a) 2,100 135,996
Southwest Gas Holdings, Inc. 4,100 286,713
UGI Corp. 8,800 404,712
827,421

Nationwide Bailard Cognitive Value Fund - July 31, 2021 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 0.1%
Shockwave Medical, Inc.* 780 141,960
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.* 4,700 290,084
AMN Healthcare Services,
Inc.* 2,400 241,344
Cross Country Healthcare,
Inc.* 19,824 325,510
Ensign Group, Inc. (The) 2,400 204,168
Owens & Minor, Inc. 6,300 291,375
Premier, Inc., Class A 5,800 206,712
Select Medical Holdings Corp. 19,000 749,550
2,308,743
Health Care Technology 1.1%
Allscripts Healthcare Solutions,
Inc.* 24,848 424,404
Computer Programs &
Systems, Inc. 8,200 258,874
NextGen Healthcare, Inc.* 29,400 476,868
1,160,146
Household Durables 1.7%
Beazer Homes USA, Inc.* 2,600 47,476
Century Communities, Inc. 5,977 415,103
Hooker Furniture Corp. 7,571 251,281
KB Home 4,800 203,712
TRI Pointe Group, Inc.* 32,733 789,520
1,707,092
Household Products 0.9%
Oil- Dri Corp. of America(a) 7,432 264,356
Spectrum Brands Holdings,
Inc. 7,100 620,185
884,541
Independent Power and Renewable Electricity Producers
0.7%
Atlantica Sustainable
Infrastructure plc 13,800 548,688
Clearway Energy, Inc., Class A 7,900 212,905
761,593
Insurance 2.8%
American National Group, Inc. 4,000 659,920
Argo Group International
Holdings Ltd. 4,600 239,798
Assured Guaranty Ltd. 14,800 707,588
CNO Financial Group, Inc. 4,500 102,780
Investors Title Co. 1,961 326,565
NI Holdings, Inc.* 7,492 148,117
Stewart Information Services
Corp. 11,200 660,912
2,845,680
Internet & Direct Marketing Retail 0.4%
Lands' End, Inc.* 4,600 176,318
Revolve Group, Inc.* 3,000 208,830
385,148
IT Services 1.6%
Conduent , Inc.* 114,900 770,979
CONTRA
BMTECHNOLOGIES*∞ 1,200 12,036
Common Stocks
Shares Value ($)
IT Services
Information Services Group,
Inc. 66,000 394,020
MAXIMUS, Inc. 2,496 222,144
Perficient , Inc.* 2,900 273,441
1,672,620
Leisure Products 0.5%
Brunswick Corp. 3,000 313,200
Johnson Outdoors, Inc., Class
A 1,700 201,229
514,429
Machinery 2.9%
Chart Industries, Inc.* 1,600 248,720
Evoqua Water Technologies
Corp.* 6,000 198,060
Gates Industrial Corp. plc* 17,384 314,824
Hillenbrand, Inc. 14,800 670,440
Mayville Engineering Co., Inc.* 14,820 260,387
Rexnord Corp. 9,556 538,290
Terex Corp. 15,100 723,592
2,954,313
Marine 1.2%
Costamare , Inc. 16,195 175,554
Eagle Bulk Shipping, Inc.*(a) 7,200 300,240
Genco Shipping & Trading Ltd. 27,900 489,645
Pangaea Logistics Solutions
Ltd. 50,860 239,550
1,204,989
Media 1.6%
Gray Television, Inc. 25,361 562,253
TEGNA, Inc. 36,114 639,940
Thryv Holdings, Inc.* 9,000 298,980
Townsquare Media, Inc., Class
A* 11,900 146,251
1,647,424
Metals & Mining 1.7%
Alcoa Corp.* 17,900 718,685
Olympic Steel, Inc. 10,400 313,248
Schnitzer Steel Industries,
Inc., Class A 13,469 706,045
1,737,978
Mortgage Real Estate Investment Trusts (REITs) 2.6%
ACRES Commercial Realty
Corp.* 4,400 77,000
Apollo Commercial Real
Estate Finance, Inc. 55,000 837,100
Granite Point Mortgage Trust,
Inc. 53,900 760,529
Lument Finance Trust, Inc. 13,000 53,430
Ready Capital Corp. 19,800 299,376
Redwood Trust, Inc. 39,900 473,613
Starwood Property Trust, Inc. 6,300 163,989
2,665,037
Multiline Retail 0.2%
Macy's, Inc.* 9,500 161,500
Multi-Utilities 1.2%
Avista Corp. 9,700 415,451

4 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Multi-Utilities
MDU Resources Group, Inc. 16,700 529,724
NorthWestern Corp. 4,500 278,955
1,224,130
Oil, Gas & Consumable Fuels 4.7%
APA Corp. 6,200 116,250
Berry Corp. 45,553 252,819
Centrus Energy Corp., Class
A*(a) 11,810 273,874
CNX Resources Corp.* 16,076 194,520
Dorian LPG Ltd.* 20,779 251,426
Enerplus Corp. 90,800 565,684
Equitrans Midstream Corp. 24,531 201,645
Falcon Minerals Corp. 56,400 269,028
Golar LNG Ltd.* 6,000 66,960
HollyFrontier Corp. 19,600 576,240
Ovintiv , Inc. 15,100 387,466
SilverBow Resources, Inc.* 12,300 243,786
SM Energy Co. 28,600 534,820
Vine Energy, Inc., Class A* 18,300 256,383
Whiting Petroleum Corp.* 4,500 211,050
World Fuel Services Corp. 10,042 346,047
4,747,998
Paper & Forest Products 0.7%
Louisiana-Pacific Corp. 5,800 321,552
Resolute Forest Products, Inc. 30,908 369,041
690,593
Personal Products 0.5%
Natural Alternatives
International, Inc.* 17,700 311,874
Nature's Sunshine Products,
Inc. 14,000 246,260
558,134
Pharmaceuticals 0.9%
Antares Pharma, Inc.* 22,800 100,320
Intra-Cellular Therapies, Inc.* 9,700 333,001
Nuvation Bio, Inc.*(a) 29,100 251,424
Opiant Pharmaceuticals, Inc.* 12,417 200,162
884,907
Professional Services 1.3%
CRA International, Inc. 3,975 340,777
Heidrick & Struggles
International, Inc. 5,890 251,562
Korn Ferry 2,800 192,472
ManpowerGroup , Inc. 4,200 498,036
Mistras Group, Inc.* 7,766 81,543
1,364,390
Real Estate Management & Development 0.3%
Newmark Group, Inc., Class A 25,500 328,440
Road & Rail 0.2%
Saia, Inc.* 900 203,400
Semiconductors & Semiconductor Equipment 1.3%
Amkor Technology, Inc. 22,690 559,082
Entegris , Inc. 200 24,128
Ichor Holdings Ltd.* 5,200 268,164
NVE Corp. 2,601 195,257
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Power Integrations, Inc. 3,100 300,669
1,347,300
Software 0.5%
ACI Worldwide, Inc.* 5,200 178,360
Progress Software Corp. 3,300 150,447
Support.com, Inc.*(a) 17,515 140,470
469,277
Specialty Retail 2.9%
Academy Sports & Outdoors,
Inc.* 16,600 615,030
American Eagle Outfitters, Inc.
(a) 16,100 554,967
America's Car-Mart, Inc.* 1,398 222,282
Big 5 Sporting Goods Corp.(a) 8,100 177,552
Caleres , Inc. 10,000 247,400
Foot Locker, Inc. 3,400 194,004
Lazydays Holdings, Inc.*(a) 7,800 162,786
MarineMax , Inc.* 6,500 349,635
Signet Jewelers Ltd. 3,600 231,624
Zumiez , Inc.* 5,400 235,710
2,990,990
Technology Hardware, Storage & Peripherals 0.8%
NCR Corp.* 11,472 509,357
One Stop Systems, Inc.* 16,486 98,751
Turtle Beach Corp.* 7,751 239,506
847,614
Textiles, Apparel & Luxury Goods 0.4%
Rocky Brands, Inc. 7,300 397,120
Thrifts & Mortgage Finance 2.1%
Essent Group Ltd. 4,527 204,485
Flagstar Bancorp, Inc. 13,800 631,488
FS Bancorp, Inc. 700 24,346
Merchants Bancorp 7,500 274,800
Radian Group, Inc. 30,200 681,916
Timberland Bancorp, Inc. 10,100 290,476
2,107,511
Trading Companies & Distributors 3.9%
Applied Industrial
Technologies, Inc. 6,800 609,960
Beacon Roofing Supply, Inc.* 5,200 278,096
GMS, Inc.* 3,300 162,129
Herc Holdings, Inc.* 2,700 334,908
MRC Global, Inc.* 36,900 338,373
Titan Machinery, Inc.* 11,600 330,948
Triton International Ltd. 12,400 654,596
Veritiv Corp.* 4,900 300,272
WESCO International, Inc.* 8,635 919,196
3,928,478
Total Common Stocks
(cost $74,047,661) 100,842,208
Exchange Traded Funds 0.6%
Equity Funds  0.6%
iShares Micro-Cap ETF(a) 1,000 143,800

Nationwide Bailard Cognitive Value Fund - July 31, 2021 (Unaudited) - Statement of Investments - 5
Exchange Traded Funds
Shares Value ($)
Vanguard Small-Cap Value
ETF 2,900 495,320
639,120
Total Exchange Traded Funds
(cost $602,422) 639,120
Master Limited Partnership 0.1%
Oil, Gas & Consumable Fuels 0.1%
Enviva Partners LP 2,000 108,000
Total Master Limited Partnership
(cost  $97,861)
108,000
Short-Term Investment 2.9%
Money Market Fund 2.9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 2,978,031 2,978,031
Total Short-Term Investment
(cost $2,978,031) 2,978,031
Total Investments
(cost $77,725,975) — 102.5% 104,567,359
Liabilities in excess of other assets — (2.5)% (2,534,597)
NET ASSETS — 100.0%
$ 102,032,762
* Denotes a non-income producing security.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July
31, 2021 was $2,875,664, which was collateralized by cash
used to purchase a money market fund with a total value of
$2,978,031 and by $31,147 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 6.25%, and maturity dates ranging from 9/30/2021 –
11/15/2049; a total value of $3,009,178.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $2,978,031.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

6 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Bailard Cognitive Value Fund - July 31, 2021 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ 728,986 $ – $ – $ 728,986
Airlines 242,624 – – 242,624
Auto Components 1,155,737 – – 1,155,737
Banks 14,819,627 – – 14,819,627
Biotechnology 4,971,790 – – 4,971,790
Building Products 2,065,382 – – 2,065,382
Capital Markets 1,497,355 – – 1,497,355
Chemicals 1,962,332 – – 1,962,332
Commercial Services & Supplies 2,113,410 – – 2,113,410
Communications Equipment 1,723,703 – – 1,723,703
Construction & Engineering 1,534,866 – – 1,534,866
Construction Materials 399,840 – – 399,840
Consumer Finance 2,185,579 – – 2,185,579
Containers & Packaging 678,944 – – 678,944
Diversified Consumer Services 921,202 – – 921,202
Diversified Financial Services 351,486 – – 351,486
Diversified Telecommunication Services 361,575 – – 361,575
Electric Utilities 1,289,472 – – 1,289,472
Electrical Equipment 2,234,032 – – 2,234,032
Electronic Equipment, Instruments &
Components 1,407,890 – – 1,407,890
Energy Equipment & Services 707,588 – – 707,588
Equity Real Estate Investment Trusts
(REITs) 10,464,129 – – 10,464,129
Food & Staples Retailing 1,007,756 – – 1,007,756
Food Products 346,007 – – 346,007
Gas Utilities 827,421 – – 827,421
Health Care Equipment & Supplies 141,960 – – 141,960
Health Care Providers & Services 2,308,743 – – 2,308,743
Health Care Technology 1,160,146 – – 1,160,146
Household Durables 1,707,092 – – 1,707,092
Household Products 884,541 – – 884,541
Independent Power and Renewable
Electricity Producers 761,593 – – 761,593
Insurance 2,845,680 – – 2,845,680
Internet & Direct Marketing Retail 385,148 – – 385,148
IT Services 1,660,584 12,036 – 1,672,620
Leisure Products 514,429 – – 514,429
Machinery 2,954,313 – – 2,954,313
Marine 1,204,989 – – 1,204,989
Media 1,647,424 – – 1,647,424
Metals & Mining 1,737,978 – – 1,737,978
Mortgage Real Estate Investment Trusts
(REITs) 2,665,037 – – 2,665,037
Multiline Retail 161,500 – – 161,500
Multi-Utilities 1,224,130 – – 1,224,130
Oil, Gas & Consumable Fuels 4,747,998 – – 4,747,998
Paper & Forest Products 690,593 – – 690,593
Personal Products 558,134 – – 558,134
Pharmaceuticals 884,907 – – 884,907
Professional Services 1,364,390 – – 1,364,390
Real Estate Management & Development 328,440 – – 328,440
Road & Rail 203,400 – – 203,400
Semiconductors & Semiconductor
Equipment 1,347,300 – – 1,347,300
Software 469,277 – – 469,277
Specialty Retail 2,990,990 – – 2,990,990

8 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ 847,614 $ – $ – $ 847,614
Textiles, Apparel & Luxury Goods 397,120 – – 397,120
Thrifts & Mortgage Finance 2,107,511 – – 2,107,511
Trading Companies & Distributors 3,928,478 – – 3,928,478
Total Common Stocks $ 100,830,172 $ 12,036 $ – $ 100,842,208
Exchange Traded Funds 639,120 – – 639,120
Master Limited Partnership 108,000 – – 108,000
Short-Term Investment 2,978,031 – – 2,978,031
Total $ 104,555,323 $ 12,036 $ – $ 104,567,359
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Technology & Science Fund - July 31, 2021 (Unaudited) - Statement of Investments - 9
Common Stocks 99.7%
Shares Value ($)
Biotechnology 4.4%
Acceleron Pharma, Inc.* 2,000 250,120
Affimed NV* 25,000 166,250
Apellis Pharmaceuticals, Inc.* 3,800 243,162
Aurinia Pharmaceuticals,
Inc.*(a) 110,000 1,491,600
BioMarin Pharmaceutical, Inc.* 4,000 306,920
Blueprint Medicines Corp.* 15,800 1,388,346
Dicerna Pharmaceuticals, Inc.* 18,400 690,184
Horizon Therapeutics plc* 13,000 1,300,260
Kura Oncology, Inc.* 8,500 160,990
Novavax , Inc.* 1,200 215,196
REVOLUTION Medicines,
Inc.* 19,500 558,480
Sangamo Therapeutics, Inc.* 25,000 239,500
Xencor , Inc.* 20,500 630,990
Zentalis Pharmaceuticals, Inc.* 5,500 292,655
Zymeworks , Inc.* 24,500 786,205
8,720,858
Electronic Equipment, Instruments & Components 5.0%
Insight Enterprises, Inc.* 52,533 5,273,262
TE Connectivity Ltd. 30,465 4,492,674
9,765,936
Entertainment 3.4%
Activision Blizzard, Inc. 40,080 3,351,490
Sea Ltd., ADR-TW* 12,190 3,366,390
6,717,880
Household Durables 2.3%
Sony Group Corp., ADR-JP 42,800 4,464,040
Interactive Media & Services 10.7%
Alphabet, Inc., Class A* 3,923 10,570,641
Facebook, Inc., Class A* 29,165 10,391,490
20,962,131
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 1,837 6,112,783
IT Services 15.1%
Euronet Worldwide, Inc.* 21,385 3,054,206
Fiserv, Inc.* 31,030 3,571,863
PayPal Holdings, Inc.* 22,000 6,061,660
Square, Inc., Class A* 12,435 3,074,678
Twilio , Inc., Class A* 16,888 6,309,188
Visa, Inc., Class A 31,265 7,703,383
29,774,978
Pharmaceuticals 0.9%
Arvinas , Inc.* 3,300 333,630
Intra-Cellular Therapies, Inc.* 41,000 1,407,530
1,741,160
Professional Services 1.7%
Booz Allen Hamilton Holding
Corp. 38,450 3,299,395
Road & Rail 0.8%
Uber Technologies, Inc.* 34,405 1,495,241
Semiconductors & Semiconductor Equipment 21.5%
KLA Corp. 14,940 5,201,510
Lam Research Corp. 10,390 6,622,690
Micron Technology, Inc.* 35,726 2,771,623
NVIDIA Corp. 39,140 7,631,909
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV 33,850 6,986,301
QUALCOMM, Inc. 42,200 6,321,560
Skyworks Solutions, Inc. 11,425 2,108,027
Texas Instruments, Inc. 24,660 4,700,689
42,344,309
Software 25.2%
Adobe, Inc.* 14,734 9,159,096
Cadence Design Systems,
Inc.* 16,580 2,448,037
Crowdstrike Holdings, Inc.,
Class A* 5,200 1,318,772
DocuSign, Inc.* 2,535 755,531
Elastic NV* 9,710 1,437,663
HubSpot , Inc.* 4,350 2,592,687
Intuit, Inc. 7,400 3,921,778
Microsoft Corp. 62,410 17,781,233
Paycom Software, Inc.* 6,790 2,716,000
RingCentral, Inc., Class A* 15,150 4,049,141
ServiceNow , Inc.* 2,950 1,734,276
Varonis Systems, Inc.* 27,150 1,661,580
49,575,794
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. 64,608 9,423,723
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(b) 876 1,502,194
10,925,917
Total Common Stocks
(cost $61,725,435) 195,900,422
Short-Term Investment 0.8%
Money Market Fund 0.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 1,551,398 1,551,398
Total Short-Term Investment
(cost $1,551,398) 1,551,398
Total Investments
(cost $63,276,833) — 100.5% 197,451,820
Liabilities in excess of other assets — (0.5)% (931,106)
NET ASSETS — 100.0%
$ 196,520,714

10 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard Technology & Science Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $1,476,277, which was collateralized by cash used
to purchase a money market fund with a value of $1,551,398.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$1,502,194 which represents 0.76% of net assets.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $1,551,398.
ADR American Depositary Receipt
GDR Global Depositary Receipt
JP Japan
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
TW Taiwan

Nationwide Bailard Technology & Science Fund - July 31, 2021 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

12 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard Technology & Science Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Biotechnology $ 8,720,858 $ – $ – $ 8,720,858
Electronic Equipment, Instruments &
Components 9,765,936 – – 9,765,936
Entertainment 6,717,880 – – 6,717,880
Household Durables 4,464,040 – – 4,464,040
Interactive Media & Services 20,962,131 – – 20,962,131
Internet & Direct Marketing Retail 6,112,783 – – 6,112,783
IT Services 29,774,978 – – 29,774,978
Pharmaceuticals 1,741,160 – – 1,741,160
Professional Services 3,299,395 – – 3,299,395
Road & Rail 1,495,241 – – 1,495,241
Semiconductors & Semiconductor
Equipment 42,344,309 – – 42,344,309
Software 49,575,794 – – 49,575,794
Technology Hardware, Storage &
Peripherals 9,423,723 1,502,194 – 10,925,917
Total Common Stocks $ 194,398,228 $ 1,502,194 $ – $ 195,900,422
Short-Term Investment 1,551,398 – – 1,551,398
Total $ 195,949,626 $ 1,502,194 $ – $ 197,451,820
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Diamond Hill Large Cap Concentrated Fund - July 31, 2021 (Unaudited) - Statement of Investments - 13
Common Stocks 99.6%
Shares Value ($)
Automobiles 4.5%
General Motors Co.* 20,667 1,174,712
Banks 8.2%
Bank of America Corp. 30,363 1,164,725
Truist Financial Corp. 18,423 1,002,764
2,167,489
Beverages 5.6%
PepsiCo, Inc. 9,486 1,488,828
Capital Markets 6.1%
KKR & Co., Inc. 25,061 1,597,889
Diversified Financial Services 6.3%
Berkshire Hathaway, Inc.,
Class B* 5,925 1,648,868
Entertainment 6.1%
Walt Disney Co. (The)* 9,142 1,609,175
Food Products 5.5%
Mondelez International, Inc.,
Class A 22,749 1,439,102
Health Care Equipment & Supplies 5.8%
Abbott Laboratories 12,596 1,523,864
Health Care Providers & Services 4.1%
Humana, Inc. 2,565 1,092,331
Household Durables 4.8%
NVR, Inc.* 241 1,258,647
Common Stocks
Shares Value ($)
Insurance 8.1%
American International Group,
Inc. 45,313 2,145,570
Interactive Media & Services 5.1%
Facebook, Inc., Class A* 3,768 1,342,538
IT Services 8.2%
Cognizant Technology
Solutions Corp., Class A 14,702 1,081,038
Fidelity National Information
Services, Inc. 7,204 1,073,756
2,154,794
Machinery 3.7%
Parker-Hannifin Corp. 3,123 974,470
Metals & Mining 4.5%
Freeport-McMoRan, Inc. 30,998 1,181,024
Oil, Gas & Consumable Fuels 4.5%
Chevron Corp. 11,694 1,190,566
Pharmaceuticals 4.8%
Pfizer, Inc. 29,308 1,254,675
Textiles, Apparel & Luxury Goods 3.7%
VF Corp. 12,104 970,741
Total Investments
(cost $19,793,396) — 99.6% 26,215,283
Other assets in excess of liabilities — 0.4% 109,310
NET ASSETS — 100.0%
$ 26,324,593
* Denotes a non-income producing security.

14 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Diamond Hill Large Cap Concentrated Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Diamond Hill Large Cap Concentrated Fund - July 31, 2021 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 26,215,283 $ – $ – $ 26,215,283
Total $ 26,215,283 $ – $ – $ 26,215,283
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Fund
Common Stocks 98.1%
Shares Value ($)
Aerospace & Defense 2.0%
Boeing Co. (The)* 30,069 6,810,027
Lockheed Martin Corp. 21,874 8,129,909
Raytheon Technologies Corp. 133,468 11,605,043
26,544,979
Air Freight & Logistics 1.0%
FedEx Corp. 44,728 12,521,604
Airlines 0.1%
Southwest Airlines Co.* 25,209 1,273,559
Automobiles 0.6%
Tesla, Inc.* 12,005 8,249,836
Banks 1.4%
Bank of America Corp. 481,142 18,456,607
Beverages 1.8%
Constellation Brands, Inc.,
Class A 64,201 14,402,852
Monster Beverage Corp.* 95,967 9,051,608
23,454,460
Biotechnology 0.8%
Biogen, Inc.* 7,142 2,333,506
Incyte Corp.* 11,298 873,900
Regeneron Pharmaceuticals,
Inc.* 4,491 2,580,574
Seagen , Inc.* 11,198 1,717,661
Vertex Pharmaceuticals, Inc.* 12,419 2,503,422
10,009,063
Building Products 0.9%
Johnson Controls International
plc 104,381 7,454,891
Trane Technologies plc 21,985 4,476,366
11,931,257
Capital Markets 6.0%
Ares Management Corp. 180,719 12,941,288
Charles Schwab Corp. (The) 344,196 23,388,118
CME Group, Inc. 39,262 8,328,648
Morgan Stanley 246,794 23,687,288
S&P Global, Inc. 22,338 9,576,747
77,922,089
Chemicals 2.2%
Celanese Corp. 48,232 7,513,098
FMC Corp. 54,284 5,805,674
Linde plc 27,126 8,338,261
PPG Industries, Inc. 40,911 6,689,767
28,346,800
Commercial Services & Supplies 0.4%
Waste Management, Inc. 37,592 5,573,390
Consumer Finance 1.1%
American Express Co. 86,867 14,813,429
Containers & Packaging 0.5%
Ball Corp. 39,431 3,189,179
Crown Holdings, Inc. 29,281 2,921,073
6,110,252
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 24,321 6,768,291
Common Stocks
Shares Value ($)
Diversified Financial Services
Equitable Holdings, Inc. 324,435 10,015,309
16,783,600
Electric Utilities 2.9%
Duke Energy Corp. 116,441 12,239,114
Edison International 114,182 6,222,919
Exelon Corp. 189,194 8,854,279
FirstEnergy Corp. 272,472 10,441,127
37,757,439
Energy Equipment & Services 0.2%
Schlumberger NV 88,215 2,543,238
Entertainment 1.0%
Electronic Arts, Inc. 43,546 6,268,882
Netflix, Inc.* 13,275 6,870,742
13,139,624
Equity Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp. 37,184 10,515,635
Prologis, Inc. 89,259 11,428,722
Welltower , Inc. 107,895 9,371,760
31,316,117
Food & Staples Retailing 1.7%
Sysco Corp. 293,505 21,778,071
Food Products 1.7%
Archer-Daniels-Midland Co. 92,013 5,495,016
Lamb Weston Holdings, Inc. 56,436 3,768,232
Mondelez International, Inc.,
Class A 208,355 13,180,537
22,443,785
Health Care Equipment & Supplies 3.7%
Align Technology, Inc.* 6,532 4,544,965
Boston Scientific Corp.* 197,313 8,997,473
Danaher Corp. 40,264 11,978,137
Edwards Lifesciences Corp.* 54,162 6,080,768
Insulet Corp.* 9,765 2,731,173
Intuitive Surgical, Inc.* 7,566 7,501,386
Teleflex, Inc. 16,369 6,505,532
48,339,434
Health Care Providers & Services 2.8%
Anthem, Inc. 17,635 6,772,016
Centene Corp.* 90,262 6,192,876
HCA Healthcare, Inc. 16,191 4,018,606
Humana, Inc. 13,304 5,665,641
Laboratory Corp. of America
Holdings* 10,771 3,189,832
McKesson Corp. 12,930 2,635,522
UnitedHealth Group, Inc. 20,103 8,286,859
36,761,352
Hotels, Restaurants & Leisure 4.0%
Airbnb, Inc., Class A* 55,368 7,973,546
Booking Holdings, Inc.* 1,578 3,437,294
Caesars Entertainment, Inc.* 84,469 7,379,212
Chipotle Mexican Grill, Inc.* 5,060 9,429,006
Hilton Worldwide Holdings,
Inc.* 50,827 6,681,209
Starbucks Corp. 147,707 17,936,061
52,836,328

Nationwide Fund - July 31, 2021 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Industrial Conglomerates 0.1%
General Electric Co. 143,002 1,851,876
Insurance 2.3%
American International Group,
Inc. 153,915 7,287,875
Chubb Ltd. 45,988 7,760,015
Hartford Financial Services
Group, Inc. (The) 75,473 4,801,593
Marsh & McLennan Cos., Inc. 49,863 7,340,831
Progressive Corp. (The) 34,394 3,272,933
30,463,247
Interactive Media & Services 9.2%
Alphabet, Inc., Class A* 24,993 67,344,388
Facebook, Inc., Class A* 113,346 40,385,180
Match Group, Inc.* 40,048 6,378,445
Snap, Inc., Class A* 82,848 6,165,548
120,273,561
Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc.* 16,440 54,705,580
IT Services 5.1%
Cognizant Technology
Solutions Corp., Class A 73,541 5,407,470
FleetCor Technologies, Inc.* 33,139 8,557,153
Global Payments, Inc. 96,000 18,567,360
GoDaddy , Inc., Class A* 37,083 3,109,410
PayPal Holdings, Inc.* 47,006 12,951,563
Shopify, Inc., Class A* 3,925 5,887,225
Snowflake, Inc., Class A* 3,356 891,756
Visa, Inc., Class A 45,877 11,303,634
66,675,571
Life Sciences Tools & Services 1.3%
Illumina, Inc.* 8,454 4,191,070
PPD, Inc.* 35,400 1,632,648
Thermo Fisher Scientific, Inc. 21,594 11,660,976
17,484,694
Machinery 3.1%
Fortive Corp. 118,573 8,615,514
Ingersoll Rand, Inc.* 157,279 7,686,225
Otis Worldwide Corp. 52,191 4,673,704
Parker-Hannifin Corp. 26,258 8,193,284
Westinghouse Air Brake
Technologies Corp. 130,916 11,110,841
40,279,568
Media 3.2%
Charter Communications, Inc.,
Class A* 29,409 21,881,767
DISH Network Corp., Class A* 126,385 5,294,268
Omnicom Group, Inc. 201,642 14,683,570
41,859,605
Oil, Gas & Consumable Fuels 2.9%
ConocoPhillips 124,987 7,006,772
Marathon Petroleum Corp. 80,937 4,469,341
Pioneer Natural Resources
Co. 17,914 2,604,158
Royal Dutch Shell plc, Class A,
ADR-NL 222,512 9,038,437
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Royal Dutch Shell plc, Class
B, ADR-NL 384,801 15,218,880
38,337,588
Personal Products 0.4%
Estee Lauder Cos., Inc. (The),
Class A 15,779 5,267,504
Pharmaceuticals 5.3%
AstraZeneca plc, ADR-UK(a) 185,004 10,589,629
Bristol-Myers Squibb Co. 156,218 10,602,516
Eli Lilly & Co. 80,535 19,610,272
Pfizer, Inc. 435,213 18,631,469
Royalty Pharma plc, Class A 10,991 419,856
Zoetis, Inc. 50,105 10,156,283
70,010,025
Professional Services 0.8%
Equifax, Inc. 13,725 3,576,735
IHS Markit Ltd. 58,732 6,862,247
10,438,982
Road & Rail 1.1%
CSX Corp. 109,482 3,538,458
JB Hunt Transport Services,
Inc. 48,497 8,169,320
Uber Technologies, Inc.* 58,480 2,541,541
14,249,319
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.* 144,317 15,325,022
KLA Corp. 18,064 6,289,162
Marvell Technology, Inc. 220,546 13,345,238
Micron Technology, Inc.* 133,037 10,321,011
NVIDIA Corp. 15,908 3,101,901
Skyworks Solutions, Inc. 14,998 2,767,281
Teradyne, Inc. 13,561 1,722,247
Texas Instruments, Inc. 63,185 12,044,325
64,916,187
Software 7.7%
Adobe, Inc.* 10,586 6,580,575
Ceridian HCM Holding, Inc.* 5,318 523,291
Microsoft Corp. 252,453 71,926,384
salesforce.com, Inc.* 49,674 12,017,631
ServiceNow , Inc.* 8,031 4,721,345
UiPath , Inc., Class A*(a) 2,991 187,117
Workday, Inc., Class A* 18,922 4,435,317
100,391,660
Specialty Retail 1.3%
Ross Stores, Inc. 52,582 6,451,285
TJX Cos., Inc. (The) 160,881 11,070,222
17,521,507
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc. 369,354 53,873,974
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.* 47,975 6,909,359
Total Common Stocks
(cost $810,774,748) 1,284,416,120

18 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Fund
Exchange Traded Fund 1.1%
Shares Value ($)
Equity Fund 1.1%
SPDR S&P 500 ETF Trust(a) 32,430 14,220,879
Total Exchange Traded Fund
(cost $13,973,837) 14,220,879
Short-Term Investment 0.5%
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 6,364,872 6,364,872
Total Short-Term Investment
(cost $6,364,872) 6,364,872
Total Investments
(cost $831,113,457) — 99.7% 1,305,001,871
Other assets in excess of liabilities — 0.3% 3,617,115
NET ASSETS — 100.0%
$ 1,308,618,986
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $16,151,202, which was collateralized
by cash used to purchase a money market fund with a total
value of $6,364,872 and by $10,734,302 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
9/30/2021 – 11/15/2049; a total value of $17,099,174.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $6,364,872.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom

Nationwide Fund - July 31, 2021 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

20 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,284,416,120 $ – $ – $ 1,284,416,120
Exchange Traded Fund 14,220,879 – – 14,220,879
Short-Term Investment 6,364,872 – – 6,364,872
Total $ 1,305,001,871 $ – $ – $ 1,305,001,871
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund) - July 31, 2021 (Unaudited) -
Statement of Investments - 21
Common Stocks 86.5%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)* 18,362 4,158,626
General Dynamics Corp. 7,620 1,493,749
Howmet Aerospace, Inc.* 13,086 429,483
Huntington Ingalls Industries,
Inc. 1,399 286,977
L3Harris Technologies, Inc. 6,825 1,547,500
Lockheed Martin Corp. 8,164 3,034,314
Northrop Grumman Corp. 4,988 1,810,744
Raytheon Technologies Corp. 50,610 4,400,539
Teledyne Technologies, Inc.* 1,537 695,907
Textron, Inc. 7,440 513,434
TransDigm Group, Inc.* 1,843 1,181,529
19,552,802
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 4,369 389,584
Expeditors International of
Washington, Inc. 5,592 717,174
FedEx Corp. 8,144 2,279,913
United Parcel Service, Inc.,
Class B 24,168 4,624,788
8,011,459
Airlines 0.2%
Alaska Air Group, Inc.* 4,330 251,270
American Airlines Group,
Inc.*(a) 21,725 442,755
Delta Air Lines, Inc.* 21,505 858,050
Southwest Airlines Co.* 19,914 1,006,055
United Airlines Holdings, Inc.* 10,890 508,781
3,066,911
Auto Components 0.1%
Aptiv plc* 9,104 1,519,002
BorgWarner, Inc. 8,178 400,559
1,919,561
Automobiles 1.5%
Ford Motor Co.* 131,842 1,839,196
General Motors Co.* 42,589 2,420,759
Tesla, Inc.* 25,741 17,689,215
21,949,170
Banks 3.5%
Bank of America Corp. 252,147 9,672,359
Citigroup, Inc. 69,057 4,669,634
Citizens Financial Group, Inc. 14,420 607,947
Comerica, Inc. 4,814 330,529
Fifth Third Bancorp 23,347 847,263
First Republic Bank 5,851 1,141,062
Huntington Bancshares, Inc. 49,966 703,521
JPMorgan Chase & Co. 101,103 15,345,413
KeyCorp 32,584 640,602
M&T Bank Corp. 4,252 569,130
People's United Financial, Inc. 14,681 230,492
PNC Financial Services
Group, Inc. (The) 14,177 2,586,027
Regions Financial Corp. 32,316 622,083
SVB Financial Group* 1,841 1,012,476
Truist Financial Corp. 44,863 2,441,893
US Bancorp 45,229 2,512,019
Wells Fargo & Co. 138,143 6,346,289
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 5,667 295,534
50,574,273
Beverages 1.2%
Brown-Forman Corp., Class B 6,019 426,867
Coca-Cola Co. (The) 129,712 7,397,475
Constellation Brands, Inc.,
Class A 5,622 1,261,239
Molson Coors Beverage Co.,
Class B* 6,157 301,016
Monster Beverage Corp.* 12,461 1,175,322
PepsiCo, Inc. 46,183 7,248,422
17,810,341
Biotechnology 1.6%
AbbVie, Inc. 59,037 6,866,003
Amgen, Inc. 19,195 4,636,360
Biogen, Inc.* 5,017 1,639,204
Gilead Sciences, Inc. 41,856 2,858,346
Incyte Corp.* 6,162 476,631
Moderna , Inc.* 9,973 3,526,453
Regeneron Pharmaceuticals,
Inc.* 3,490 2,005,389
Vertex Pharmaceuticals, Inc.* 8,624 1,738,426
23,746,812
Building Products 0.4%
A O Smith Corp. 4,406 309,874
Allegion plc 2,955 403,653
Carrier Global Corp. 27,545 1,521,861
Fortune Brands Home &
Security, Inc. 4,554 443,878
Johnson Controls International
plc 23,875 1,705,153
Masco Corp. 8,363 499,355
Trane Technologies plc 8,041 1,637,228
6,521,002
Capital Markets 2.6%
Ameriprise Financial, Inc. 3,848 991,091
Bank of New York Mellon
Corp. (The) 25,760 1,322,261
BlackRock, Inc. 4,739 4,109,519
Cboe Global Markets, Inc. 3,505 415,237
Charles Schwab Corp. (The) 50,083 3,403,140
CME Group, Inc. 11,980 2,541,317
Franklin Resources, Inc. 9,247 273,249
Goldman Sachs Group, Inc.
(The) 11,364 4,260,136
Intercontinental Exchange, Inc. 18,767 2,248,850
Invesco Ltd. 13,015 317,306
MarketAxess Holdings, Inc. 1,255 596,338
Moody's Corp. 5,367 2,017,992
Morgan Stanley 49,726 4,772,702
MSCI, Inc. 2,743 1,634,718
Nasdaq, Inc. 3,802 709,947
Northern Trust Corp. 7,011 791,191
Raymond James Financial,
Inc. 4,036 522,581
S&P Global, Inc. 8,043 3,448,195
State Street Corp. 11,547 1,006,206

22 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide
Mellon Dynamic U.S. Core Fund)
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 7,554 1,542,225
36,924,201
Chemicals 1.5%
Air Products & Chemicals, Inc. 7,380 2,147,801
Albemarle Corp. 3,865 796,345
Celanese Corp. 3,720 579,464
CF Industries Holdings, Inc. 7,391 349,225
Corteva , Inc. 24,490 1,047,682
Dow, Inc. 25,141 1,562,765
DuPont de Nemours, Inc. 17,711 1,329,211
Eastman Chemical Co. 4,504 507,691
Ecolab, Inc. 8,283 1,829,135
FMC Corp. 4,242 453,682
International Flavors &
Fragrances, Inc. 8,385 1,263,116
Linde plc 17,381 5,342,746
LyondellBasell Industries NV,
Class A 8,666 860,794
Mosaic Co. (The) 11,950 373,198
PPG Industries, Inc. 7,989 1,306,361
Sherwin-Williams Co. (The) 7,982 2,323,001
22,072,217
Commercial Services & Supplies 0.4%
Cintas Corp. 2,973 1,171,897
Copart , Inc.* 6,999 1,028,853
Republic Services, Inc. 7,082 838,226
Rollins, Inc. 7,644 292,994
Waste Management, Inc. 12,942 1,918,781
5,250,751
Communications Equipment 0.7%
Arista Networks, Inc.* 1,847 702,580
Cisco Systems, Inc. 140,874 7,800,193
F5 Networks, Inc.* 1,954 403,521
Juniper Networks, Inc. 10,725 301,802
Motorola Solutions, Inc. 5,696 1,275,448
10,483,544
Construction & Engineering 0.0%
†
Quanta Services, Inc. 4,795 435,866
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,096 761,477
Vulcan Materials Co. 4,461 802,935
1,564,412
Consumer Finance 0.6%
American Express Co. 21,729 3,705,446
Capital One Financial Corp. 15,062 2,435,525
Discover Financial Services 10,142 1,260,854
Synchrony Financial 18,278 859,432
8,261,257
Containers & Packaging 0.3%
Amcor plc 52,517 607,097
Avery Dennison Corp. 2,789 587,587
Ball Corp. 11,046 893,400
International Paper Co. 13,227 763,991
Packaging Corp. of America 3,128 442,612
Sealed Air Corp. 4,953 281,083
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 9,030 444,366
4,020,136
Distributors 0.1%
Genuine Parts Co. 4,775 606,043
LKQ Corp.* 9,153 464,515
Pool Corp. 1,327 634,067
1,704,625
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc.,
Class B* 63,306 17,617,427
Diversified Telecommunication Services 1.0%
AT&T, Inc. 238,651 6,694,160
Lumen Technologies, Inc. 32,761 408,530
Verizon Communications, Inc. 138,400 7,719,952
14,822,642
Electric Utilities 1.4%
Alliant Energy Corp. 8,253 483,048
American Electric Power Co.,
Inc. 16,749 1,475,922
Duke Energy Corp. 25,665 2,697,648
Edison International 12,766 695,747
Entergy Corp. 6,744 694,092
Evergy , Inc. 7,566 493,455
Eversource Energy 11,557 997,022
Exelon Corp. 32,517 1,521,796
FirstEnergy Corp. 18,266 699,953
NextEra Energy, Inc. 65,533 5,105,021
NRG Energy, Inc. 8,438 347,983
Pinnacle West Capital Corp. 3,895 325,427
PPL Corp. 25,880 734,216
Southern Co. (The) 35,301 2,254,675
Xcel Energy, Inc. 18,126 1,237,099
19,763,104
Electrical Equipment 0.5%
AMETEK, Inc. 7,768 1,080,141
Eaton Corp. plc 13,286 2,099,852
Emerson Electric Co. 19,990 2,016,791
Generac Holdings, Inc.* 2,089 876,043
Rockwell Automation, Inc. 3,914 1,203,242
7,276,069
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 19,879 1,441,029
CDW Corp. 4,746 870,179
Corning, Inc. 25,899 1,084,132
IPG Photonics Corp.* 1,239 270,300
Keysight Technologies, Inc.* 6,116 1,006,388
TE Connectivity Ltd. 10,995 1,621,433
Trimble, Inc.* 8,308 710,334
Zebra Technologies Corp.,
Class A* 1,801 995,016
7,998,811
Energy Equipment & Services 0.2%
Baker Hughes Co. 23,998 509,718
Halliburton Co. 29,430 608,612
NOV, Inc.* 13,726 189,556

Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund) - July 31, 2021 (Unaudited) -
Statement of Investments - 23
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 47,147 1,359,248
2,667,134
Entertainment 1.6%
Activision Blizzard, Inc. 25,895 2,165,340
Electronic Arts, Inc. 9,523 1,370,931
Live Nation Entertainment,
Inc.* 4,938 389,559
Netflix, Inc.* 14,823 7,671,940
Take-Two Interactive Software,
Inc.* 3,875 672,003
Walt Disney Co. (The)* 60,757 10,694,447
22,964,220
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate
Equities, Inc. 4,646 935,426
American Tower Corp. 15,188 4,295,166
AvalonBay Communities, Inc. 4,699 1,070,573
Boston Properties, Inc. 4,687 550,160
Crown Castle International
Corp. 14,424 2,785,130
Digital Realty Trust, Inc. 9,480 1,461,437
Duke Realty Corp. 12,396 630,708
Equinix , Inc. 2,986 2,449,744
Equity Residential 11,544 971,197
Essex Property Trust, Inc. 2,185 716,899
Extra Space Storage, Inc. 4,465 777,535
Federal Realty Investment
Trust 2,413 283,600
Healthpeak Properties, Inc. 17,814 658,584
Host Hotels & Resorts, Inc.* 23,201 369,592
Iron Mountain, Inc. 9,490 415,282
Kimco Realty Corp. 15,014 320,249
Mid-America Apartment
Communities, Inc. 3,844 742,276
Prologis, Inc. 24,694 3,161,820
Public Storage 5,066 1,583,024
Realty Income Corp. 12,390 870,893
Regency Centers Corp. 5,453 356,681
SBA Communications Corp. 3,684 1,256,207
Simon Property Group, Inc. 11,077 1,401,462
UDR, Inc. 9,804 539,122
Ventas, Inc. 12,604 753,467
Vornado Realty Trust 5,419 235,727
Welltower , Inc. 14,064 1,221,599
Weyerhaeuser Co. 25,184 849,456
31,663,016
Food & Staples Retailing 1.1%
Costco Wholesale Corp. 14,773 6,348,254
Kroger Co. (The) 25,149 1,023,564
Sysco Corp. 17,213 1,277,205
Walgreens Boots Alliance, Inc. 24,181 1,140,134
Walmart, Inc. 45,891 6,541,762
16,330,919
Food Products 0.8%
Archer-Daniels-Midland Co. 18,820 1,123,930
Campbell Soup Co. 6,998 305,953
Conagra Brands, Inc. 15,838 530,415
General Mills, Inc. 20,281 1,193,740
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 4,934 882,594
Hormel Foods Corp. 9,293 431,009
J M Smucker Co. (The) 3,609 473,176
Kellogg Co. 8,312 526,648
Kraft Heinz Co. (The) 21,833 839,916
Lamb Weston Holdings, Inc. 4,807 320,963
McCormick & Co., Inc.
(Non-Voting) 8,378 705,176
Mondelez International, Inc.,
Class A 46,884 2,965,882
Tyson Foods, Inc., Class A 9,919 708,812
11,008,214
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,401 433,895
Health Care Equipment & Supplies 3.3%
Abbott Laboratories 59,392 7,185,244
ABIOMED, Inc.* 1,492 488,093
Align Technology, Inc.* 2,396 1,667,137
Baxter International, Inc. 16,733 1,294,297
Becton Dickinson and Co. 9,701 2,481,031
Boston Scientific Corp.* 47,330 2,158,248
Cooper Cos., Inc. (The) 1,630 687,485
Danaher Corp. 21,215 6,311,250
Dentsply Sirona, Inc. 7,183 474,365
DexCom , Inc.* 3,242 1,671,283
Edwards Lifesciences Corp.* 20,730 2,327,357
Hologic , Inc.* 8,464 635,139
IDEXX Laboratories, Inc.* 2,843 1,929,061
Intuitive Surgical, Inc.* 3,954 3,920,233
Medtronic plc 44,961 5,903,829
ResMed , Inc. 4,901 1,332,092
STERIS plc 3,305 720,325
Stryker Corp. 10,939 2,963,813
Teleflex, Inc. 1,570 623,965
West Pharmaceutical
Services, Inc. 2,493 1,026,443
Zimmer Biomet Holdings, Inc. 7,006 1,144,920
46,945,610
Health Care Providers & Services 2.3%
AmerisourceBergen Corp. 4,883 596,556
Anthem, Inc. 8,174 3,138,898
Cardinal Health, Inc. 9,873 586,259
Centene Corp.* 19,610 1,345,442
Cigna Corp. 11,450 2,627,661
CVS Health Corp. 43,963 3,620,793
DaVita, Inc.* 2,283 274,531
HCA Healthcare, Inc. 8,760 2,174,232
Henry Schein, Inc.* 4,609 369,411
Humana, Inc. 4,298 1,830,346
Laboratory Corp. of America
Holdings* 3,287 973,445
McKesson Corp. 5,253 1,070,719
Quest Diagnostics, Inc. 4,315 611,867
UnitedHealth Group, Inc. 31,560 13,009,663
Universal Health Services,
Inc., Class B 2,564 411,291
32,641,114

24 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide
Mellon Dynamic U.S. Core Fund)
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 9,988 802,935
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.* 1,371 2,986,394
Caesars Entertainment, Inc.* 7,067 617,373
Carnival Corp.* 26,890 582,168
Chipotle Mexican Grill, Inc.* 937 1,746,043
Darden Restaurants, Inc. 4,383 639,392
Domino's Pizza, Inc. 1,283 674,204
Expedia Group, Inc.* 4,732 761,237
Hilton Worldwide Holdings,
Inc.* 9,357 1,229,978
Las Vegas Sands Corp.* 11,049 467,925
Marriott International, Inc.,
Class A* 8,970 1,309,441
McDonald's Corp. 24,936 6,052,217
MGM Resorts International 13,439 504,366
Norwegian Cruise Line
Holdings Ltd.*(a) 12,287 295,257
Penn National Gaming, Inc.* 5,030 343,951
Royal Caribbean Cruises Ltd.* 7,420 570,375
Starbucks Corp. 39,365 4,780,092
Wynn Resorts Ltd.* 3,599 353,890
Yum! Brands, Inc. 9,904 1,301,286
25,215,589
Household Durables 0.4%
DR Horton, Inc. 10,890 1,039,233
Garmin Ltd. 4,964 780,341
Leggett & Platt, Inc. 4,625 222,139
Lennar Corp., Class A 9,247 972,322
Mohawk Industries, Inc.* 1,920 374,208
Newell Brands, Inc. 13,048 322,938
NVR, Inc.* 112 584,931
PulteGroup, Inc. 8,925 489,715
Whirlpool Corp. 2,064 457,258
5,243,085
Household Products 1.2%
Church & Dwight Co., Inc. 8,247 714,025
Clorox Co. (The) 4,124 745,990
Colgate-Palmolive Co. 28,217 2,243,252
Kimberly-Clark Corp. 11,235 1,524,814
Procter & Gamble Co. (The) 81,867 11,643,944
16,872,025
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 21,992 521,210
Industrial Conglomerates 1.0%
3M Co. 19,359 3,831,920
General Electric Co. 293,164 3,796,474
Honeywell International, Inc. 23,207 5,425,564
Roper Technologies, Inc. 3,540 1,739,344
14,793,302
Insurance 1.6%
Aflac, Inc. 21,009 1,155,495
Allstate Corp. (The) 9,959 1,295,168
American International Group,
Inc. 28,554 1,352,032
Aon plc, Class A 7,518 1,954,905
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 6,802 947,587
Assurant, Inc. 2,001 315,778
Chubb Ltd. 15,001 2,531,269
Cincinnati Financial Corp. 4,950 583,506
Everest Re Group Ltd. 1,381 349,158
Globe Life, Inc. 3,102 288,827
Hartford Financial Services
Group, Inc. (The) 12,037 765,794
Lincoln National Corp. 5,868 361,586
Loews Corp. 7,346 393,966
Marsh & McLennan Cos., Inc. 16,963 2,497,293
MetLife, Inc. 24,771 1,429,287
Principal Financial Group, Inc. 8,515 529,037
Progressive Corp. (The) 19,503 1,855,905
Prudential Financial, Inc. 13,109 1,314,570
Travelers Cos., Inc. (The) 8,363 1,245,418
Unum Group 7,037 192,814
W R Berkley Corp. 4,601 336,655
Willis Towers Watson plc 4,345 895,418
22,591,468
Interactive Media & Services 5.8%
Alphabet, Inc., Class A* 10,047 27,071,943
Alphabet, Inc., Class C* 9,512 25,724,443
Facebook, Inc., Class A* 80,040 28,518,252
Twitter, Inc.* 26,599 1,855,280
83,169,918
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.* 14,321 47,654,416
eBay, Inc. 21,798 1,486,842
Etsy, Inc.* 4,298 788,726
49,929,984
IT Services 4.5%
Accenture plc, Class A 21,246 6,749,429
Akamai Technologies, Inc.* 5,484 657,641
Automatic Data Processing,
Inc. 14,202 2,977,165
Broadridge Financial
Solutions, Inc. 3,893 675,397
Cognizant Technology
Solutions Corp., Class A 17,538 1,289,569
DXC Technology Co.* 8,792 351,504
Fidelity National Information
Services, Inc. 20,699 3,085,186
Fiserv, Inc.* 19,862 2,286,315
FleetCor Technologies, Inc.* 2,808 725,082
Gartner, Inc.* 2,851 754,745
Global Payments, Inc. 9,839 1,902,961
International Business
Machines Corp. 29,845 4,206,951
Jack Henry & Associates, Inc. 2,441 424,954
Mastercard , Inc., Class A 29,252 11,289,517
Paychex, Inc. 10,817 1,231,191
PayPal Holdings, Inc.* 39,284 10,823,920
VeriSign, Inc.* 3,283 710,343
Visa, Inc., Class A 56,502 13,921,528
Western Union Co. (The) 13,409 311,223
64,374,621

Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund) - July 31, 2021 (Unaudited) -
Statement of Investments - 25
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 4,209 418,543
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 10,104 1,548,236
Bio-Rad Laboratories, Inc.,
Class A* 723 534,666
Charles River Laboratories
International, Inc.* 1,701 692,171
Illumina, Inc.* 4,869 2,413,807
IQVIA Holdings, Inc.* 6,449 1,597,417
Mettler -Toledo International,
Inc.* 773 1,139,178
PerkinElmer, Inc. 3,761 685,367
Thermo Fisher Scientific, Inc. 13,136 7,093,571
Waters Corp.* 2,090 814,703
16,519,116
Machinery 1.4%
Caterpillar, Inc. 18,295 3,782,491
Cummins, Inc. 4,861 1,128,238
Deere & Co. 10,417 3,766,683
Dover Corp. 4,831 807,357
Fortive Corp. 11,381 826,943
IDEX Corp. 2,550 578,060
Illinois Tool Works, Inc. 9,586 2,172,859
Ingersoll Rand, Inc.* 12,532 612,439
Otis Worldwide Corp. 13,408 1,200,686
PACCAR, Inc. 11,693 970,402
Parker-Hannifin Corp. 4,353 1,358,267
Pentair plc 5,464 402,533
Snap-on, Inc. 1,779 387,786
Stanley Black & Decker, Inc. 5,422 1,068,405
Westinghouse Air Brake
Technologies Corp. 5,960 505,825
Xylem, Inc. 6,065 763,280
20,332,254
Media 1.1%
Charter Communications, Inc.,
Class A* 4,598 3,421,142
Comcast Corp., Class A 153,288 9,017,933
Discovery, Inc., Class A*(a) 5,558 161,238
Discovery, Inc., Class C* 10,005 271,235
DISH Network Corp., Class A* 8,148 341,320
Fox Corp., Class A 10,730 382,632
Fox Corp., Class B 5,345 177,668
Interpublic Group of Cos., Inc.
(The) 13,537 478,668
News Corp., Class A 13,567 334,155
News Corp., Class B 4,198 98,695
Omnicom Group, Inc. 7,100 517,022
ViacomCBS , Inc. 20,514 839,638
16,041,346
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 49,204 1,874,672
Newmont Corp. 26,670 1,675,409
Nucor Corp. 10,034 1,043,737
4,593,818
Multiline Retail 0.5%
Dollar General Corp. 7,870 1,830,877
Dollar Tree, Inc.* 7,685 766,886
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 16,524 4,313,590
6,911,353
Multi-Utilities 0.6%
Ameren Corp. 8,622 723,558
CenterPoint Energy, Inc. 18,826 479,310
CMS Energy Corp. 9,560 590,713
Consolidated Edison, Inc. 11,367 838,544
Dominion Energy, Inc. 26,887 2,013,030
DTE Energy Co. 6,526 765,630
NiSource, Inc. 13,242 328,004
Public Service Enterprise
Group, Inc. 17,019 1,059,092
Sempra Energy 10,486 1,369,996
WEC Energy Group, Inc. 10,628 1,000,520
9,168,397
Oil, Gas & Consumable Fuels 2.0%
APA Corp. 13,199 247,481
Cabot Oil & Gas Corp. 13,786 220,576
Chevron Corp. 64,601 6,577,028
ConocoPhillips 45,027 2,524,213
Devon Energy Corp. 19,896 514,113
Diamondback Energy, Inc. 6,090 469,722
EOG Resources, Inc. 19,414 1,414,504
Exxon Mobil Corp. 141,538 8,148,343
Hess Corp. 9,189 702,407
Kinder Morgan, Inc. 65,615 1,140,389
Marathon Oil Corp. 27,329 316,743
Marathon Petroleum Corp. 21,186 1,169,891
Occidental Petroleum Corp. 28,220 736,542
ONEOK, Inc. 14,976 778,303
Phillips 66 14,726 1,081,330
Pioneer Natural Resources
Co. 7,699 1,119,204
Valero Energy Corp. 13,766 921,909
Williams Cos., Inc. (The) 40,892 1,024,344
29,107,042
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,736 2,582,509
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. 74,639 5,065,749
Catalent , Inc.* 5,638 675,489
Eli Lilly & Co. 26,603 6,477,831
Johnson & Johnson 87,952 15,145,334
Merck & Co., Inc. 84,630 6,505,508
Organon & Co.* 8,550 248,036
Perrigo Co. plc 4,607 221,274
Pfizer, Inc. 187,119 8,010,564
Viatris , Inc. 39,903 561,435
Zoetis, Inc. 15,849 3,212,592
46,123,812
Professional Services 0.4%
Equifax, Inc. 4,099 1,068,200
IHS Markit Ltd. 12,568 1,468,445
Jacobs Engineering Group,
Inc. 4,300 581,575
Leidos Holdings, Inc. 4,376 465,694
Nielsen Holdings plc 12,485 295,770

26 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide
Mellon Dynamic U.S. Core Fund)
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,697 363,082
Verisk Analytics, Inc. 5,383 1,022,447
5,265,213
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,303 1,090,287
Road & Rail 0.8%
CSX Corp. 75,794 2,449,662
JB Hunt Transport Services,
Inc. 2,748 462,901
Kansas City Southern 3,058 818,933
Norfolk Southern Corp. 8,345 2,151,591
Old Dominion Freight Line, Inc. 3,153 848,630
Union Pacific Corp. 22,195 4,855,378
11,587,095
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.* 40,573 4,308,447
Analog Devices, Inc. 12,297 2,058,764
Applied Materials, Inc. 30,652 4,289,134
Broadcom, Inc. 13,647 6,624,254
Enphase Energy, Inc.* 4,597 871,591
Intel Corp. 134,986 7,251,448
KLA Corp. 5,105 1,777,357
Lam Research Corp. 4,760 3,034,072
Maxim Integrated Products,
Inc.* 9,024 901,588
Microchip Technology, Inc. 9,101 1,302,535
Micron Technology, Inc.* 37,429 2,903,742
Monolithic Power Systems,
Inc. 1,462 656,818
NVIDIA Corp. 83,232 16,229,408
NXP Semiconductors NV 9,190 1,896,724
Qorvo , Inc.* 3,810 722,338
QUALCOMM, Inc. 37,692 5,646,261
Skyworks Solutions, Inc. 5,556 1,025,137
Teradyne, Inc. 5,505 699,135
Texas Instruments, Inc. 30,864 5,883,296
Xilinx, Inc. 8,281 1,240,825
69,322,874
Software 7.9%
Adobe, Inc.* 15,983 9,935,512
ANSYS, Inc.* 2,895 1,066,692
Autodesk, Inc.* 7,337 2,356,131
Cadence Design Systems,
Inc.* 9,253 1,366,205
Citrix Systems, Inc. 4,245 427,684
Fortinet, Inc.* 4,560 1,241,414
Intuit, Inc. 9,129 4,838,096
Microsoft Corp. 251,626 71,690,764
NortonLifeLock , Inc. 19,129 474,782
Oracle Corp. 60,701 5,289,485
Paycom Software, Inc.* 1,624 649,600
PTC, Inc.* 3,560 482,202
salesforce.com, Inc.* 32,004 7,742,728
ServiceNow , Inc.* 6,594 3,876,547
Synopsys, Inc.* 5,137 1,479,404
Tyler Technologies, Inc.* 1,347 663,586
113,580,832
Common Stocks
Shares Value ($)
Specialty Retail 1.9%
Advance Auto Parts, Inc. 2,154 456,777
AutoZone, Inc.* 718 1,165,723
Best Buy Co., Inc. 7,390 830,266
CarMax, Inc.* 5,470 732,706
Gap, Inc. (The) 7,109 207,370
Home Depot, Inc. (The) 35,555 11,668,795
L Brands, Inc. 7,737 619,502
Lowe's Cos., Inc. 23,615 4,550,374
O'Reilly Automotive, Inc.* 2,321 1,401,513
Ross Stores, Inc. 12,008 1,473,262
TJX Cos., Inc. (The) 40,202 2,766,300
Tractor Supply Co. 3,913 707,979
Ulta Beauty, Inc.* 1,865 626,267
27,206,834
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. 524,077 76,441,871
Hewlett Packard Enterprise
Co. 44,471 644,830
HP, Inc. 39,929 1,152,750
NetApp, Inc. 7,479 595,254
Seagate Technology Holdings
plc 6,746 592,973
Western Digital Corp.* 10,146 658,780
80,086,458
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc. 12,036 219,777
NIKE, Inc., Class B 42,615 7,138,439
PVH Corp.* 2,456 256,947
Ralph Lauren Corp. 1,666 189,124
Tapestry, Inc.* 9,586 405,488
Under Armour , Inc., Class A* 6,617 135,317
Under Armour , Inc., Class C* 6,836 119,767
VF Corp. 10,817 867,524
9,332,383
Tobacco 0.6%
Altria Group, Inc. 61,765 2,967,190
Philip Morris International, Inc. 52,075 5,212,187
8,179,377
Trading Companies & Distributors 0.2%
Fastenal Co. 19,350 1,059,799
United Rentals, Inc.* 2,431 801,136
WW Grainger, Inc. 1,448 643,752
2,504,687
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,111 1,039,542
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 19,558 2,816,743
Total Common Stocks
(cost $740,587,558) 1,243,326,167

Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund) - July 31, 2021 (Unaudited) -
Statement of Investments - 27
Purchased Options 2.3%
Number of
Contracts Value ($)
Call Options 2.3%
Future Interest Rate Options: 0.2%
U.S. Treasury 30 Year Bond
8/27/2021 at USD 165.00,
American Style
Notional Amount: USD
25,200,000
Exchange Traded
*
672 1,071,000
U.S. Treasury 30 Year Bond
8/27/2021 at USD 163.00,
American Style
Notional Amount: USD
25,200,000
Exchange Traded
*
672 1,827,000
Index Funds: 2.1%
S&P 500 E-Mini Index
9/17/2021 at USD 4,350.00,
American Style
Notional Amount: USD
26,371,560
Exchange Traded
*
331 1,956,210
S&P 500 E-Mini Index
9/17/2021 at USD 3,800.00,
American Style
Notional Amount: USD
39,337,577
Exchange Traded
*
492 14,858,400
S&P 500 E-Mini Index
9/17/2021 at USD 3,850.00,
American Style
Notional Amount: USD
39,337,577
Exchange Traded
*
492 13,684,980
Total Purchased Options
(cost $27,336,540) 33,397,590
Short-Term Investments 4.8%
Shares
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 946,947 946,947
(cost $946,947)
U.S. Treasury Obligation 4.7%
U.S. Treasury Bills, 0.01%,
9/16/2021 68,155,000 68,151,379
(cost $68,153,772)
Total Short-Term Investment
(cost $69,100,719) 69,098,326
Total Investments
(cost $837,024,817) — 93.6% 1,345,822,083
Other assets in excess of liabilities — 6.4% 91,548,389
NET ASSETS — 100.0%
$ 1,437,370,472
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $888,546, which was collateralized by
cash used to purchase a money market fund with a value
of $946,947.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $946,947.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

28 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide
Mellon Dynamic U.S. Core Fund)
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 851 9/2021 USD 186,773,225 6,633,173
U.S. Treasury Long Bond 17 9/2021 USD 2,800,219 128,633
6,761,806
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund) - July 31, 2021 (Unaudited) -
Statement of Investments - 29
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

30 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide
Mellon Dynamic U.S. Core Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a)
Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b)
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,243,326,167 $ – $ – $ 1,243,326,167
Futures Contracts 6,761,806 – – 6,761,806
Purchased Option 33,397,590 – – 33,397,590
Short-Term Investments   946,947 68,151,379 – 69,098,326
Total $ 1,284,432,510 $ 68,151,379 $ – $ 1,352,583,889
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund) - July 31, 2021 (Unaudited) -
Statement of Investments - 31
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 30,499,590
Interest rate risk Investment securities, at value 2,898,000
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 6,633,173
Interest rate risk Unrealized appreciation from futures contracts 128,633
Total $ 40,159,396
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 4.3%
Axon Enterprise, Inc.* 54,992 10,229,612
HEICO Corp., Class A 52,755 6,398,654
Mercury Systems, Inc.* 64,982 4,288,812
20,917,078
Banks 1.9%
Signature Bank 40,935 9,291,017
Building Products 3.8%
Advanced Drainage Systems,
Inc. 122,543 14,961,275
Fortune Brands Home &
Security, Inc. 36,296 3,537,771
18,499,046
Capital Markets 3.3%
Intercontinental Exchange, Inc. 79,330 9,506,114
Raymond James Financial,
Inc. 52,549 6,804,045
16,310,159
Commercial Services & Supplies 3.5%
Copart , Inc.* 117,728 17,306,016
Distributors 3.7%
Pool Corp. 37,282 17,814,085
Diversified Consumer Services 1.1%
Frontdoor , Inc.* 110,780 5,421,573
Electrical Equipment 2.2%
Generac Holdings, Inc.* 25,848 10,839,617
Electronic Equipment, Instruments & Components 7.9%
Amphenol Corp., Class A 165,357 11,986,729
Cognex Corp. 51,591 4,664,342
Keysight Technologies, Inc.* 91,443 15,046,946
Trimble, Inc.* 81,366 6,956,793
38,654,810
Health Care Equipment & Supplies 13.2%
ABIOMED, Inc.* 26,295 8,602,146
Align Technology, Inc.* 16,820 11,703,356
Cooper Cos., Inc. (The) 10,187 4,296,571
IDEXX Laboratories, Inc.* 24,196 16,417,712
Masimo Corp.* 23,520 6,406,613
STERIS plc 47,355 10,321,022
Teleflex, Inc. 16,916 6,722,926
64,470,346
Health Care Providers & Services 0.7%
HealthEquity , Inc.* 45,714 3,381,922
Household Products 1.8%
Church & Dwight Co., Inc. 101,245 8,765,792
Industrial Conglomerates 2.0%
Roper Technologies, Inc. 19,789 9,723,127
Internet & Direct Marketing Retail 0.7%
Etsy, Inc.* 19,560 3,589,456
IT Services 12.3%
Broadridge Financial
Solutions, Inc. 53,557 9,291,604
EPAM Systems, Inc.* 34,013 19,040,477
Fiserv, Inc.* 88,662 10,205,883
Gartner, Inc.* 37,309 9,876,812
Common Stocks
Shares Value ($)
IT Services
Global Payments, Inc. 61,181 11,833,017
60,247,793
Life Sciences Tools & Services 1.7%
Repligen Corp.* 34,632 8,509,082
Machinery 2.3%
IDEX Corp. 48,613 11,020,081
Pharmaceuticals 1.7%
Catalent , Inc.* 71,072 8,515,136
Professional Services 4.5%
CoStar Group, Inc.* 148,535 13,197,335
Verisk Analytics, Inc. 46,343 8,802,389
21,999,724
Road & Rail 0.5%
JB Hunt Transport Services,
Inc. 13,100 2,206,695
Semiconductors & Semiconductor Equipment 0.7%
Microchip Technology, Inc. 23,874 3,416,847
Software 15.6%
ANSYS, Inc.* 35,165 12,956,896
Blackline, Inc.* 89,337 10,219,260
HubSpot , Inc.* 25,001 14,901,096
Intuit, Inc. 35,699 18,919,399
SS&C Technologies Holdings,
Inc. 64,198 5,032,481
Tyler Technologies, Inc.* 28,342 13,962,403
75,991,535
Specialty Retail 6.5%
Burlington Stores, Inc.* 35,362 11,839,197
O'Reilly Automotive, Inc.* 22,764 13,745,814
Ulta Beauty, Inc.* 17,935 6,022,573
31,607,584
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica , Inc.* 17,758 7,106,219
Trading Companies & Distributors 1.4%
Watsco , Inc. 23,516 6,641,859
Total Investments
(cost $189,899,033) — 98.8% 482,246,599
Other assets in excess of liabilities — 1.2% 6,067,145
NET ASSETS — 100.0%
$ 488,313,744
* Denotes a non-income producing security.

Nationwide Geneva Mid Cap Growth Fund - July 31, 2021 (Unaudited) - Statement of Investments - 33
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

34 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
The foll owing table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 482,246,599 $ – $ – $ 482,246,599
Total $ 482,246,599 $ – $ – $ 482,246,599
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis All Cap Growth Fund - July 31, 2021 (Unaudited) - Statement of Investments - 35
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 3.8%
Boeing Co. (The)* 66,506 15,062,279
Air Freight & Logistics 1.8%
Expeditors International of
Washington, Inc. 55,470 7,114,027
Beverages 4.0%
Monster Beverage Corp.* 167,571 15,805,297
Biotechnology 7.4%
Alnylam Pharmaceuticals, Inc.* 53,627 9,596,016
BioMarin Pharmaceutical, Inc.* 42,540 3,264,094
CRISPR Therapeutics AG* 48,014 5,810,654
Regeneron Pharmaceuticals,
Inc.* 18,357 10,548,116
29,218,880
Capital Markets 4.6%
FactSet Research Systems,
Inc. 14,727 5,261,662
MSCI, Inc. 12,148 7,239,722
SEI Investments Co. 91,142 5,541,434
18,042,818
Communications Equipment 1.6%
Cisco Systems, Inc. 110,338 6,109,415
Energy Equipment & Services 1.4%
Schlumberger NV 194,689 5,612,884
Entertainment 3.1%
Walt Disney Co. (The)* 69,718 12,271,762
Health Care Equipment & Supplies 1.1%
Intuitive Surgical, Inc.* 4,376 4,338,629
Health Care Technology 0.9%
Cerner Corp. 46,159 3,710,722
Hotels, Restaurants & Leisure 4.8%
Starbucks Corp. 77,100 9,362,253
Yum China Holdings, Inc. 89,120 5,542,373
Yum! Brands, Inc. 31,728 4,168,742
19,073,368
Household Products 0.9%
Colgate-Palmolive Co. 44,889 3,568,675
Interactive Media & Services 11.4%
Alphabet, Inc., Class A* 4,163 11,217,329
Alphabet, Inc., Class C* 4,172 11,282,840
Facebook, Inc., Class A* 63,347 22,570,536
45,070,705
Internet & Direct Marketing Retail 10.1%
Alibaba Group Holding Ltd.,
ADR-CN* 74,062 14,456,162
Amazon.com, Inc.* 7,688 25,582,512
40,038,674
IT Services 4.8%
Automatic Data Processing,
Inc. 13,305 2,789,127
Visa, Inc., Class A 64,933 15,998,842
18,787,969
Life Sciences Tools & Services 2.7%
Illumina, Inc.* 21,473 10,645,240
Common Stocks
Shares Value ($)
Machinery 2.3%
Deere & Co. 25,048 9,057,106
Pharmaceuticals 5.8%
Novartis AG, ADR-CH 111,344 10,287,072
Novo Nordisk A/S, ADR-DK 37,703 3,491,298
Roche Holding AG, ADR-CH 190,744 9,205,305
22,983,675
Semiconductors & Semiconductor Equipment 8.5%
NVIDIA Corp. 128,660 25,087,414
QUALCOMM, Inc. 55,684 8,341,463
33,428,877
Software 16.7%
Autodesk, Inc.* 58,154 18,674,994
Microsoft Corp. 39,298 11,196,393
Oracle Corp. 194,338 16,934,613
salesforce.com, Inc.* 40,893 9,893,244
Workday, Inc., Class A* 39,127 9,171,369
65,870,613
Textiles, Apparel & Luxury Goods 1.7%
Under Armour , Inc., Class A* 328,747 6,722,876
Total Investments
(cost $212,298,061) — 99.4% 392,534,491
Other assets in excess of liabilities — 0.6% 2,348,128
NET ASSETS — 100.0%
$ 394,882,619
* Denotes a non-income producing security.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark

36 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Loomis All Cap Growth Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Loomis All Cap Growth Fund - July 31, 2021 (Unaudited) - Statement of Investments - 37
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 392,534,491 $ – $ – $ 392,534,491
Total $ 392,534,491 $ – $ – $ 392,534,491
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

38 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 99.2%
Shares Value ($)
Biotechnology 3.4%
Ironwood Pharmaceuticals,
Inc.* 318,279 4,223,562
Vericel Corp.* 98,999 5,241,007
9,464,569
Chemicals 0.2%
Balchem Corp. 4,068 548,733
Communications Equipment 0.2%
NetScout Systems, Inc.* 17,587 505,802
Electronic Equipment, Instruments & Components 4.8%
Cognex Corp. 150,983 13,650,373
Energy Equipment & Services 0.6%
DMC Global, Inc.* 39,242 1,717,622
Health Care Equipment & Supplies 22.3%
ABIOMED, Inc.* 34,239 11,200,947
Cardiovascular Systems, Inc.* 222,649 8,970,528
Glaukos Corp.* 94,055 4,796,805
Inogen , Inc.* 118,709 9,469,417
Neogen Corp.* 267,790 11,664,932
OrthoPediatrics Corp.* 59,658 3,748,909
Quidel Corp.*(a) 70,005 9,903,607
Tandem Diabetes Care, Inc.* 30,361 3,299,330
63,054,475
Health Care Technology 6.1%
NextGen Healthcare, Inc.* 32,592 528,642
Veeva Systems, Inc., Class A* 38,238 12,722,165
Vocera Communications, Inc.* 93,881 3,939,247
17,190,054
Life Sciences Tools & Services 6.5%
10X Genomics, Inc., Class A* 25,555 4,682,443
Bio- Techne Corp. 16,899 8,149,374
Repligen Corp.* 22,348 5,490,903
18,322,720
Machinery 3.1%
Helios Technologies, Inc. 78,765 6,368,150
Proto Labs, Inc.* 29,592 2,313,799
8,681,949
Software 52.0%
ACI Worldwide, Inc.* 15,309 525,099
Alarm.com Holdings, Inc.* 145,779 12,131,728
Alteryx , Inc., Class A* 31,691 2,452,883
American Software, Inc., Class
A 29,295 644,490
Anaplan, Inc.* 180,291 10,312,645
ANSYS, Inc.* 34,982 12,889,468
Appfolio , Inc., Class A* 91,493 12,955,409
Blackbaud , Inc.* 7,772 554,377
Datadog , Inc., Class A* 113,958 12,615,151
Duck Creek Technologies,
Inc.* 34,007 1,493,927
Guidewire Software, Inc.* 68,405 7,880,256
Manhattan Associates, Inc.* 80,572 12,861,708
nCino , Inc.* 23,593 1,499,807
Paycom Software, Inc.* 30,076 12,030,400
PROS Holdings, Inc.* 185,837 8,069,042
Q2 Holdings, Inc.* 123,799 12,789,675
Smartsheet , Inc., Class A* 170,592 12,376,450
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 25,989 12,803,221
146,885,736
Total Common Stocks
(cost $135,649,561) 280,022,033
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 584 584
Total Short-Term Investment
(cost $584) 584
Total Investments
(cost $135,650,145) — 99.2% 280,022,617
Other assets in excess of liabilities — 0.8% 2,369,250
NET ASSETS — 100.0%
$ 282,391,867
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $566, which was collateralized by cash used to
purchase a money market fund with a value of $584.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $584.

Nationwide Small Company Growth Fund - July 31, 2021 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

40 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Company Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 280,022,033 $ – $ – $ 280,022,033
Short-Term Investment 584 – – 584
Total $ 280,022,617 $ – $ – $ 280,022,617
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide WCM Focused Small Cap Fund - July 31, 2021 (Unaudited) - Statement of Investments - 41
Common Stocks 92.7%
Shares Value ($)
Aerospace & Defense 1.2%
Vectrus , Inc.* 53,500 2,423,015
Auto Components 2.4%
Dorman Products, Inc.* 48,500 4,905,775
Building Products 1.4%
American Woodmark Corp.* 39,600 2,940,300
Capital Markets 9.4%
Focus Financial Partners, Inc.,
Class A* 225,000 11,549,250
Virtus Investment Partners,
Inc. 28,800 7,952,544
19,501,794
Chemicals 4.5%
Chase Corp. 18,600 2,167,458
Element Solutions, Inc. 307,800 7,199,442
9,366,900
Commercial Services & Supplies 10.5%
Healthcare Services Group,
Inc. 173,000 4,515,300
SP Plus Corp.* 147,100 4,823,409
UniFirst Corp. 39,500 8,601,915
US Ecology, Inc.*(a) 106,800 3,738,000
21,678,624
Construction & Engineering 4.5%
API Group Corp. Reg. S*(b) 106,000 2,429,520
EMCOR Group, Inc. 55,800 6,796,998
9,226,518
Electrical Equipment 3.2%
EnerSys 66,200 6,531,292
Electronic Equipment, Instruments & Components 5.2%
ePlus , Inc.* 116,900 10,808,574
Food & Staples Retailing 2.5%
Grocery Outlet Holding Corp.* 153,100 5,070,672
Health Care Equipment & Supplies 1.5%
ICU Medical, Inc.* 15,400 3,130,666
Health Care Providers & Services 3.5%
Addus HomeCare Corp.* 82,200 7,134,138
Hotels, Restaurants & Leisure 3.3%
Wyndham Hotels & Resorts,
Inc. 95,400 6,874,524
Insurance 4.3%
Enstar Group Ltd.* 34,200 8,790,084
IT Services 4.9%
Cass Information Systems,
Inc. 65,800 2,901,122
Verra Mobility Corp.*(a) 478,700 7,328,897
10,230,019
Machinery 4.0%
Crane Co. 84,100 8,177,043
Media 1.7%
Hemisphere Media Group,
Inc.* 280,000 3,558,800
Common Stocks
Shares Value ($)
Personal Products 3.7%
Inter Parfums , Inc. 98,400 7,564,008
Real Estate Management & Development 3.6%
Cushman & Wakefield plc* 403,900 7,540,813
Road & Rail 2.8%
Landstar System, Inc. 37,000 5,809,000
Semiconductors & Semiconductor Equipment 3.2%
CMC Materials, Inc. 46,400 6,711,296
Software 3.3%
Manhattan Associates, Inc.* 42,200 6,736,386
Specialty Retail 4.4%
America's Car-Mart, Inc.* 57,600 9,158,400
Trading Companies & Distributors 3.7%
Beacon Roofing Supply, Inc.* 142,500 7,620,900
Total Common Stocks
(cost $151,167,164) 191,489,541
Short-Term Investment 0.3%
Money Market Fund 0.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 562,840 562,840
Total Short-Term Investment
(cost $562,840) 562,840
Total Investments
(cost $151,730,004) — 93.0% 192,052,381
Other assets in excess of liabilities — 7.0% 14,453,092
NET ASSETS — 100.0%
$ 206,505,473
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July
31, 2021 was $589,445, which was collateralized by cash
used to purchase a money market fund with a total value of
$562,840 and by $48,724 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 6.25%, and maturity dates ranging from 9/30/2021 –
11/15/2049; a total value of $611,564.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$2,429,520 which represents 1.18% of net assets.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $562,840.

42 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide WCM Focused Small Cap Fund - July 31, 2021 (Unaudited) - Statement of Investments - 43
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

44 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide WCM Focused Small Cap Fund
Th e following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 191,489,541 $ – $ – $ 191,489,541
Short-Term Investment 562,840 – – 562,840
Total $ 192,052,381 $ – $ – $ 192,052,381
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide American Century Small Cap Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 45
Common Stocks 86.2%
Shares Value ($)
Aerospace & Defense 1.2%
Park Aerospace Corp. 99,822 1,487,348
Banks 17.3%
Financial Institutions, Inc. 40,192 1,183,252
First Hawaiian, Inc. 30,544 840,876
HBT Financial, Inc. 91,414 1,493,705
Home BancShares, Inc. 104,009 2,202,911
Origin Bancorp, Inc. 31,148 1,267,101
Pacific Premier Bancorp, Inc. 54,784 2,080,696
PacWest Bancorp 65,229 2,597,419
Popular, Inc. 12,769 929,072
Signature Bank 7,167 1,626,694
Towne Bank 35,289 1,051,965
Umpqua Holdings Corp. 112,010 2,113,629
United Bankshares, Inc. 67,136 2,318,877
Valley National Bancorp 64,377 829,820
Webster Financial Corp. 16,380 787,878
21,323,895
Building Products 2.6%
Fortune Brands Home &
Security, Inc. 17,099 1,666,639
Tecnoglass, Inc. 76,109 1,468,143
3,134,782
Capital Markets 2.2%
Ares Management Corp. 3,497 250,420
Carlyle Group, Inc. (The) 49,015 2,473,787
2,724,207
Chemicals 5.9%
Chase Corp. 7,001 815,826
RPM International, Inc. 17,432 1,509,437
Valvoline, Inc. 96,815 2,970,284
W R Grace & Co. 28,486 1,982,626
7,278,173
Commercial Services & Supplies 4.6%
Brink's Co. (The) 31,360 2,413,466
Deluxe Corp. 45,212 1,984,807
Healthcare Services Group,
Inc. 50,185 1,309,828
5,708,101
Containers & Packaging 3.6%
Graphic Packaging Holding
Co. 174,827 3,351,433
Sonoco Products Co. 16,768 1,069,631
4,421,064
Diversified Consumer Services 1.6%
H&R Block, Inc. 78,663 1,931,177
Electronic Equipment, Instruments & Components 3.2%
Avnet, Inc. 59,440 2,456,061
Vishay Intertechnology, Inc. 67,870 1,501,963
3,958,024
Energy Equipment & Services 1.2%
Cactus, Inc., Class A 40,818 1,471,081
Equity Real Estate Investment Trusts (REITs) 6.4%
Brandywine Realty Trust 112,897 1,576,042
CareTrust REIT, Inc. 26,680 643,522
Four Corners Property Trust,
Inc. 63,567 1,825,009
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Healthcare Realty Trust, Inc. 11,566 368,724
Highwoods Properties, Inc. 32,315 1,541,102
LTC Properties, Inc. 9,619 364,079
Urstadt Biddle Properties, Inc.,
Class A 25,464 485,598
Weingarten Realty Investors 34,742 1,118,345
7,922,421
Food & Staples Retailing 0.5%
Casey's General Stores, Inc. 3,330 658,374
Food Products 0.0%
†
Sanderson Farms, Inc.*^∞ 200 0
Gas Utilities 0.7%
South Jersey Industries, Inc. 31,304 787,922
Health Care Providers & Services 1.8%
National HealthCare Corp. 8,846 686,892
Patterson Cos., Inc. 47,675 1,484,123
2,171,015
Household Durables 1.9%
Leggett & Platt, Inc. 49,510 2,377,965
Orleans Homebuilders, Inc.*^∞ 1,500 0
2,377,965
Household Products 2.5%
Spectrum Brands Holdings,
Inc. 35,657 3,114,639
Industrial Conglomerates 1.2%
Carlisle Cos., Inc. 7,398 1,496,172
Insurance 3.6%
AMERISAFE, Inc. 10,649 609,123
Axis Capital Holdings Ltd. 41,270 2,099,405
James River Group Holdings
Ltd. 16,737 608,892
ProAssurance Corp. 24,753 501,991
RenaissanceRe Holdings Ltd. 4,059 619,768
4,439,179
IT Services 2.0%
EVERTEC, Inc. 55,190 2,411,803
Machinery 6.6%
Graham Corp. 104,412 1,429,400
Hurco Cos., Inc. 15,064 511,272
IMI plc 74,741 1,823,825
Luxfer Holdings plc 115,118 2,400,210
Timken Co. (The) 24,091 1,915,235
8,079,942
Media 2.8%
Entravision Communications
Corp., Class A 434,778 2,673,885
John Wiley & Sons, Inc., Class
A 11,954 702,656
3,376,541
Multi-Utilities 1.1%
NorthWestern Corp. 21,561 1,336,566
Oil, Gas & Consumable Fuels 0.8%
Hess Midstream LP, Class A(a) 39,599 1,024,822

46 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide American Century Small Cap Income Fund
Common Stocks
Shares Value ($)
Paper & Forest Products 0.4%
Neenah, Inc. 8,677 436,193
Semiconductors & Semiconductor Equipment 3.0%
Kulicke & Soffa Industries, Inc. 46,588 2,532,524
MKS Instruments, Inc. 7,050 1,102,902
3,635,426
Specialty Retail 2.5%
Penske Automotive Group,
Inc. 35,031 3,103,747
Textiles, Apparel & Luxury Goods 2.8%
Ralph Lauren Corp. 12,427 1,410,713
Tapestry, Inc.* 48,401 2,047,362
3,458,075
Thrifts & Mortgage Finance 1.1%
First Place Financial Corp.*^∞ 367 0
Premier Financial Corp. 27,649 740,440
Provident Financial Services,
Inc. 28,441 614,326
1,354,766
Trading Companies & Distributors 1.1%
Applied Industrial
Technologies, Inc. 15,429 1,383,981
Total Common Stocks
(cost $86,652,709) 106,007,401
Convertible Bond 1.2%
Principal
Amount ($)
Building Products 1.2%
DIRTT Environmental
Solutions, 6.00%, 01/31/26 1,426,000 1,463,376
Total Convertible Bond
(cost  $1,142,495)
1,463,376
Convertible Preferred Stock 2.3%
Electronic Equipment, Instruments & Components 2.3%
II-VI, Inc., 6.00%, 07/01/23 9,799 2,859,544
Total Convertible Preferred Stock
(cost  $2,819,229) 2,859,544
Master Limited Partnerships 3.5%
Shares
Diversified Financial Services 1.1%
Compass Diversified Holdings 52,197 1,303,359
Oil, Gas & Consumable Fuels 2.4%
Enviva Partners LP 55,966 3,022,164
Total Master Limited Partnership
(cost  $3,631,098)
4,325,523
Preferred Stocks 4.3%
Banks 2.5%
FNB Corp.(ICE LIBOR USD 3
Month + 4.60%), (b) 26,371 768,187
Preferred Stocks
Shares Value ($)
Banks
People's United Financial,
Inc., Series A(ICE LIBOR
USD 3 Month + 4.02%), (b) 25,480 738,411
Valley National
Bancorp, Series A(ICE
LIBOR USD 3 Month +
3.85%), (b) 53,929 1,620,027
3,126,625
Diversified Financial Services 1.8%
Compass Diversified
Holdings, Series B(ICE
LIBOR USD 3 Month +
4.99%), (b) 83,026 2,201,019
Total Preferred Stocks
(cost $5,190,571) 5,327,644
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 5,857
Diversified Financial Services 0.0%
†
First Eagle Private Credit LLC,
CVR*^∞ 8,788 0
Media 0.0%
†
Media General, Inc., CVR*^∞ 5,993 0
Total Rights
(cost $34,705) 5,857
Short-Term Investment 0.4%
Shares
Money Market Fund 0.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 468,125 468,125
Total Short-Term Investment
(cost $468,125) 468,125
Total Investments
(cost $99,938,932) — 97.9% 120,457,470
Other assets in excess of liabilities — 2.1% 2,567,425
NET ASSETS — 100.0%
$ 123,024,895

Nationwide American Century Small Cap Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 47
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $452,900, which was collateralized by cash used
to purchase a money market fund with a value of $468,125.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2021.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $468,125.
CVR Contingent Value Rights
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust

48 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide American Century Small Cap Income Fund
Forward Foreign Currency Contracts outstanding as of July 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 48,484 USD 38,576 Morgan Stanley Co., Inc. 9/29/2021 286
USD 1,247,774 CAD 1,545,428 Morgan Stanley Co., Inc. 9/29/2021 9,057
GBP 46,377 USD 63,161 JPMorgan Chase Bank 9/30/2021 1,313
USD 1,490,041 GBP 1,070,478 JPMorgan Chase Bank 9/30/2021 1,850
USD 255,947 SEK 2,179,089 UBS AG STAMFORD BRANCH 9/30/2021 2,694
Total unrealized appreciation 15,200
CAD 78,787 USD 63,556 Morgan Stanley Co., Inc. 9/29/2021 (406)
USD 56,997 CAD 72,726 Morgan Stanley Co., Inc. 9/29/2021 (1,295)
SEK 2,179,089 USD 257,052 UBS AG STAMFORD BRANCH 9/30/2021 (3,799)
USD 89,563 GBP 64,800 JPMorgan Chase Bank 9/30/2021 (524)
Total unrealized depreciation (6,024)
Net unrealized appreciation 9,176
Currency:
CAD Canadian dollar
GBP British pound
SEK Swedish krona
USD United States dollar

Nationwide American Century Small Cap Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,487,348 $ – $ – $ 1,487,348
Banks 21,323,895 – – 21,323,895
Building Products 3,134,782 – – 3,134,782
Capital Markets 2,724,207 – – 2,724,207
Chemicals 7,278,173 – – 7,278,173
Commercial Services & Supplies 5,708,101 – – 5,708,101
Containers & Packaging 4,421,064 – – 4,421,064
Diversified Consumer Services 1,931,177 – – 1,931,177
Electronic Equipment, Instruments &
Components 3,958,024 – – 3,958,024

50 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide American Century Small Cap Income Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Energy Equipment & Services $ 1,471,081 $ – $ – $ 1,471,081
Equity Real Estate Investment Trusts
(REITs) 7,922,421 – – 7,922,421
Food & Staples Retailing 658,374 – – 658,374
Food Products – – – –
Gas Utilities 787,922 – – 787,922
Health Care Providers & Services 2,171,015 – – 2,171,015
Household Durables 2,377,965 – – 2,377,965
Household Products 3,114,639 – – 3,114,639
Industrial Conglomerates 1,496,172 – – 1,496,172
Insurance 4,439,179 – – 4,439,179
IT Services 2,411,803 – – 2,411,803
Machinery 6,256,117 1,823,825 – 8,079,942
Media 3,376,541 – – 3,376,541
Multi-Utilities 1,336,566 – – 1,336,566
Oil, Gas & Consumable Fuels 1,024,822 – – 1,024,822
Paper & Forest Products 436,193 – – 436,193
Semiconductors & Semiconductor
Equipment 3,635,426 – – 3,635,426
Specialty Retail 3,103,747 – – 3,103,747
Textiles, Apparel & Luxury Goods 3,458,075 – – 3,458,075
Thrifts & Mortgage Finance 1,354,766 – – 1,354,766
Trading Companies & Distributors 1,383,981 – – 1,383,981
Total Common Stocks $ 104,183,576 $ 1,823,825 $ – $ 106,007,401
Convertible Bond – 1,463,376 – 1,463,376
Convertible Preferred Stock 2,859,544 – – 2,859,544
Forward Foreign Currency Contracts – 15,200 – 15,200
Master Limited Partnerships 4,325,523 – – 4,325,523
Preferred Stocks 5,327,644 – – 5,327,644
Rights   – 5,857 – 5,857
Short-Term Investment 468,125 – – 468,125
Total Assets $ 117,164,412 $ 3,308,258 $ – $ 120,472,670
Liabilities:
Forward Foreign Currency Contracts $ – $ (6,024) $ – $ (6,024)
Total Liabilities $ – $ (6,024) $ – $ (6,024)
Total $ 117,164,412 $ 3,302,234 $ – $ 120,466,646
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2021, the Fund held three common stocks and two rights investments that were categorized as Level
3 investments which were each valued at $0.
Common
Stocks Rights Total
Balance as of 10/31/2020 $ — $ 893 $893
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases — — —
Sales — — —
Change in Unrealized Appreciation/Depreciation — (893) (893)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 7/31/2021 $ — $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 7/31/2021 ** $ — $ (893) $(893)
Amounts designated as "−" are zero or have been rounded to zero.
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities ."

Nationwide American Century Small Cap Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 51
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021 :
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 15,200
Total $ 15,200
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (6,024)
Total $ (6,024)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

52 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide GQG U.S. Quality Equity Fund
Common Stocks 98.1%
Shares Value ($)
Banks 2.6%
Bank of America Corp. 51,376 1,970,783
Capital Markets 8.1%
Blackstone Group, Inc. (The) 27,633 3,185,256
Morgan Stanley 29,575 2,838,608
6,023,864
Health Care Providers & Services 7.4%
Humana, Inc. 3,884 1,654,040
UnitedHealth Group, Inc. 9,285 3,827,463
5,481,503
Household Durables 2.1%
Lennar Corp., Class A 14,589 1,534,033
Interactive Media & Services 15.1%
Alphabet, Inc., Class C* 2,442 6,604,194
Facebook, Inc., Class A* 12,968 4,620,498
11,224,692
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc.* 810 2,695,348
IT Services 8.0%
Mastercard , Inc., Class A 5,530 2,134,248
Visa, Inc., Class A 15,322 3,775,188
5,909,436
Life Sciences Tools & Services 2.1%
Syneos Health, Inc.* 17,086 1,532,102
Media 4.1%
Charter Communications, Inc.,
Class A* 4,105 3,054,325
Metals & Mining 7.8%
ArcelorMittal SA (Registered),
NYRS-LU 98,010 3,453,872
Freeport-McMoRan, Inc. 20,415 777,812
Nucor Corp. 2,852 296,665
United States Steel Corp. 46,981 1,244,057
5,772,406
Multiline Retail 5.4%
Target Corp. 15,368 4,011,816
Oil, Gas & Consumable Fuels 8.6%
Devon Energy Corp. 56,474 1,459,288
Exxon Mobil Corp. 48,737 2,805,789
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp. 79,912 2,085,704
6,350,781
Pharmaceuticals 2.3%
AstraZeneca plc, ADR-UK 3,234 185,114
Eli Lilly & Co. 6,129 1,492,412
1,677,526
Road & Rail 0.1%
Kansas City Southern 238 63,736
Semiconductors & Semiconductor Equipment 5.0%
Lam Research Corp. 60 38,245
NVIDIA Corp. 18,850 3,675,561
3,713,806
Software 10.6%
Adobe, Inc.* 3,798 2,360,951
Microsoft Corp. 18,205 5,186,787
ServiceNow , Inc.* 526 309,230
7,856,968
Specialty Retail 1.4%
American Eagle Outfitters, Inc. 30,346 1,046,027
Tobacco 3.8%
Philip Morris International, Inc. 28,124 2,814,931
Total Common Stocks
(cost $62,884,003) 72,734,083
Master Limited Partnership 1.0%
Capital Markets 1.0%
AllianceBernstein Holding LP 15,112 729,456
Total Master Limited Partnership
(cost  $599,434)
729,456
Total Investments
(cost $63,483,437) — 99.1% 73,463,539
Other assets in excess of liabilities — 0.9% 645,804
NET ASSETS — 100.0%
$ 74,109,343
* Denotes a non-income producing security.
ADR American Depositary Receipt
LU Luxembourg
NYRS New York Registry Shares
UK United Kingdom

Nationwide GQG U.S. Quality Equity Fund - July 31, 2021 (Unaudited) - Statement of Investments - 53
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 72,734,083 $ – $ – $ 72,734,083
Master Limited Partnership 729,456 – – 729,456
Total $ 73,463,539 $ – $ – $ 73,463,539
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

54 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide
Mellon Disciplined Value Fund)
Common Stocks 86.3%
Shares Value ($)
Aerospace & Defense 3.9%
Howmet Aerospace, Inc.* 124,468 4,085,040
L3Harris Technologies, Inc. 63,053 14,296,637
Northrop Grumman Corp. 14,544 5,279,763
23,661,440
Air Freight & Logistics 0.5%
FedEx Corp. 11,329 3,171,554
Automobiles 0.7%
General Motors Co.* 73,213 4,161,427
Banks 7.3%
Bank of America Corp. 242,849 9,315,688
JPMorgan Chase & Co. 104,450 15,853,421
Truist Financial Corp. 49,324 2,684,705
US Bancorp 141,937 7,883,181
Wells Fargo & Co. 180,515 8,292,859
44,029,854
Beverages 0.9%
PepsiCo, Inc. 33,990 5,334,730
Biotechnology 2.3%
AbbVie, Inc. 118,559 13,788,412
Building Products 1.6%
Armstrong World Industries,
Inc. 45,833 4,958,214
Carrier Global Corp. 84,516 4,669,509
9,627,723
Capital Markets 6.2%
Ameriprise Financial, Inc. 43,183 11,122,214
Charles Schwab Corp. (The) 188,212 12,789,005
LPL Financial Holdings, Inc. 29,143 4,110,329
Morgan Stanley 97,633 9,370,815
37,392,363
Chemicals 1.3%
CF Industries Holdings, Inc. 162,350 7,671,037
Communications Equipment 1.9%
Cisco Systems, Inc. 204,943 11,347,694
Construction & Engineering 0.8%
Quanta Services, Inc. 56,147 5,103,762
Construction Materials 0.4%
Vulcan Materials Co. 14,807 2,665,112
Consumer Finance 3.0%
Ally Financial, Inc. 97,352 4,999,999
Capital One Financial Corp. 81,951 13,251,476
18,251,475
Diversified Financial Services 4.5%
Berkshire Hathaway, Inc.,
Class B* 52,882 14,716,532
Equitable Holdings, Inc. 87,089 2,688,437
Voya Financial, Inc. 157,709 10,156,460
27,561,429
Electric Utilities 2.6%
Exelon Corp. 277,490 12,986,532
PPL Corp. 93,891 2,663,688
15,650,220
Electrical Equipment 2.5%
Eaton Corp. plc 63,702 10,068,101
Common Stocks
Shares Value ($)
Electrical Equipment
Hubbell, Inc. 24,556 4,922,496
14,990,597
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc. 165,679 6,935,323
Food Products 1.3%
Mondelez International, Inc.,
Class A 120,454 7,619,920
Health Care Equipment & Supplies 5.4%
Becton Dickinson and Co. 22,592 5,777,904
Danaher Corp. 21,411 6,369,559
Medtronic plc 128,736 16,904,324
Zimmer Biomet Holdings, Inc. 24,379 3,984,016
33,035,803
Health Care Providers & Services 4.8%
CVS Health Corp. 121,369 9,995,951
HCA Healthcare, Inc. 19,947 4,950,845
McKesson Corp. 14,312 2,917,215
UnitedHealth Group, Inc. 27,008 11,133,238
28,997,249
Hotels, Restaurants & Leisure 1.1%
Aramark 122,504 4,303,565
Las Vegas Sands Corp.* 50,674 2,146,044
6,449,609
Household Durables 0.4%
Newell Brands, Inc. 99,486 2,462,278
Independent Power and Renewable Electricity Producers
3.1%
AES Corp. (The) 171,943 4,075,049
Clearway Energy, Inc., Class C 181,526 5,206,166
NextEra Energy Partners
LP(a) 82,791 6,418,786
Vistra Corp. 155,368 2,975,297
18,675,298
Insurance 4.2%
Aon plc, Class A 29,435 7,653,983
Assurant, Inc. 97,017 15,310,253
Principal Financial Group, Inc. 44,052 2,736,951
25,701,187
Interactive Media & Services 3.5%
Alphabet, Inc., Class A* 7,911 21,316,427
Media 1.3%
Comcast Corp., Class A 139,442 8,203,373
Metals & Mining 2.1%
Freeport-McMoRan, Inc. 111,871 4,262,285
Newmont Corp. 133,665 8,396,835
12,659,120
Oil, Gas & Consumable Fuels 7.2%
Devon Energy Corp. 346,759 8,960,253
Exxon Mobil Corp. 245,741 14,147,309
Hess Corp. 99,839 7,631,693
Marathon Petroleum Corp. 182,314 10,067,379
Valero Energy Corp. 41,059 2,749,721
43,556,355

Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund) - July 31, 2021 (Unaudited) -
Statement of Investments - 55
Common Stocks
Shares Value ($)
Pharmaceuticals 3.2%
Eli Lilly & Co. 48,588 11,831,178
Organon & Co.* 129,149 3,746,612
Viatris , Inc. 258,080 3,631,186
19,208,976
Road & Rail 0.8%
Union Pacific Corp. 23,664 5,176,737
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc. 65,028 9,099,368
QUALCOMM, Inc. 62,962 9,431,708
18,531,076
Software 0.5%
Dolby Laboratories, Inc., Class
A 33,246 3,228,187
Tobacco 1.7%
Philip Morris International, Inc. 100,824 10,091,474
Wireless Telecommunication Services 1.1%
Vodafone Group plc,
ADR-UK(a) 415,944 6,792,365
Total Common Stocks
(cost $390,315,825) 523,049,586
Purchased Options 2.3%
Number of
Contracts
Call Options 2.3%
Future Interest Rate Options: 0.2%
U.S. Treasury 30 Year Bond
8/27/2021 at USD 165.00,
American Style
Notional Amount: USD
30,000,000
Exchange Traded
*
300 478,125
U.S. Treasury 30 Year Bond
8/27/2021 at USD
163.00null
Notional Amount: USD
30,000,000
Exchange Traded
*
300 815,625
Index Funds: 2.1%
S&P 500 E-Mini Index
9/17/2021 at USD 4,350.00,
American Style
Notional Amount: USD
31,426,109
Exchange Traded
*
143 845,130
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
9/17/2021 at USD 3,800.00,
American Style
Notional Amount: USD
45,271,178
Exchange Traded
*
206 6,221,200
S&P 500 E-Mini Index
9/17/2021 at USD 3,850.00,
American Style
Notional Amount: USD
45,271,178
Exchange Traded
*
206 5,729,890
Total Purchased Options
(cost $11,453,816) 14,089,970
Short-Term Investments 3.5%
Shares
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,169,200 1,169,200
U.S. Treasury Obligation 3.3%
U.S. Treasury Bills, 0.03%,
9/16/2021 20,000,000 19,998,938
Total Short-Term Investment
(cost $21,168,434) 21,168,138
Total Investments
(cost $422,938,075) — 92.1% 558,307,694
Other assets in excess of liabilities — 7.9% 47,834,429
NET ASSETS — 100.0%
$ 606,142,123
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $7,870,505, which was collateralized
by cash used to purchase a money market fund with a
total value of $1,169,200 and by $7,256,592 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% - 6.25%, and maturity dates
ranging from 9/30/2021 – 11/15/2049; a total value of
$8,425,792.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $1,169,200.
ADR American Depositary Receipt
UK United Kingdom
Currency:
USD United States Dollar

56 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide
Mellon Disciplined Value Fund)
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 766 9/2021 USD 60,153,980 (426,563)
(426,563)
Short Contracts
S&P 500 E-Mini Index (15) 9/2021 USD (3,292,125) (17,046)
U.S. Treasury Long Bond (14) 9/2021 USD (2,306,062) 2,365
(14,681)
(441,244)
Currency:
USD United States Dollar

Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund) - July 31, 2021 (Unaudited) -
Statement of Investments - 57
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

58 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide
Mellon Disciplined Value Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 523,049,586 $ – $ – $ 523,049,586
Futures Contracts 2,365 – – 2,365
Purchased Option 14,089,970 – – 14,089,970
Short-Term Investments   1,169,200 19,998,938 – 21,168,138
Total Assets $ 538,311,121 $ 19,998,938 $ – $ 558,310,059
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (443,609) $ – $ – $ (443,609)
Total Liabilities $ (443,609) $ – $ – $ (443,609)
Total $ 537,867,512 $ 19,998,938 $ – $ 557,866,450
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund) - July 31, 2021 (Unaudited) -
Statement of Investments - 59
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 12,796,220
Interest rate risk Investment securities, at value 1,293,750
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 2,365
Total $ 14,092,335
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (443,609)
Total $ (443,609)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
UNITED STATES 0.3%
Automobiles 0.3%
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 502,697
Series 2020-3, Class D,
1.64%, 11/16/2026 710,000 721,911
Total Asset-Backed Securities
(cost  $1,217,930) 1,224,608
Commercial Mortgage-Backed Securities 2.4%
UNITED STATES 2.4%
Banc of America
Commercial Mortgage
Trust , Series 2016-
UB10, Class A4, 3.17%,
7/15/2049 735,000 792,318
BANK , Series 2020-
BN27, Class A5, 2.14%,
4/15/2063 796,000 817,222
Benchmark Mortgage
Trust
Series 2018-B5, Class
A4, 4.21%, 7/15/2051 400,000 467,091
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 585,612
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 803,266
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 298,484
Citigroup Commercial
Mortgage Trust
Series 2013-GC11,
Class A4, 3.09%,
4/10/2046 414,000 428,463
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 532,649
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 1,174,641
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 1,057,797
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 812,576
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 552,277
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 557,042
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 576,753
Wells Fargo Commercial
Mortgage Trust , Series
2019-C52, Class A5,
2.89%, 8/15/2052 530,000 574,666
Total Commercial Mortgage-Backed Securities
(cost $9,837,908) 10,030,857
Corporate Bonds 40.5%
BRAZIL 0.2%
Metals & Mining 0.2%
Vale Overseas Ltd.,
3.75%, 7/8/2030 750,000 802,500
CANADA 1.6%
Banks 0.7%
Bank of Montreal, Series
E, 3.30%, 2/5/2024 200,000 214,027
Bank of Nova Scotia (The)
0.65%, 7/31/2024 690,000 690,683
1.05%, 3/2/2026 200,000 199,408
Canadian Imperial Bank of
Commerce
0.45%, 6/22/2023 450,000 450,291
3.10%, 4/2/2024 200,000 213,088
Royal Bank of Canada,
1.15%, 6/10/2025 241,000 243,230
Toronto-Dominion Bank
(The), 0.30%, 6/2/2023 715,000 714,631
2,725,358
Capital Markets 0.0%
†
Brookfield Finance I UK
plc, 2.34%, 1/30/2032 140,000 141,495
Diversified Telecommunication Services 0.0%
†
Telesat Canada, 6.50%,
10/15/2027(b) 250,000 211,875
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, 4.00%,
10/15/2030(b) 250,000 249,335
Household Durables 0.1%
Brookfield Residential
Properties, Inc., 5.00%,
6/15/2029(b) 250,000 254,500
Insurance 0.2%
Fairfax Financial Holdings
Ltd.
4.85%, 4/17/2028 500,000 583,023

2 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Insurance
3.38%, 3/3/2031(b) 357,000 380,931
963,954
Oil, Gas & Consumable Fuels 0.4%
Canadian Natural
Resources Ltd.
3.85%, 6/1/2027 750,000 830,850
2.95%, 7/15/2030 350,000 366,297
Enbridge, Inc., 3.50%,
6/10/2024 500,000 536,171
1,733,318
Professional Services 0.1%
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 109,476
6,389,311
CHINA 0.4%
Entertainment 0.1%
Tencent Music
Entertainment Group,
2.00%, 9/3/2030 225,000 216,343
Interactive Media & Services 0.1%
Baidu, Inc., 2.38%,
10/9/2030 200,000 200,774
Weibo Corp., 3.38%,
7/8/2030 200,000 202,552
403,326
Internet & Direct Marketing Retail 0.1%
Alibaba Group Holding
Ltd., 3.60%, 11/28/2024 300,000 324,936
Semiconductors & Semiconductor Equipment 0.1%
NXP BV, 4.88%,
3/1/2024(b) 400,000 439,733
1,384,338
GERMANY 0.1%
Diversified Telecommunication Services 0.1%
Deutsche Telekom
International Finance
BV, 8.75%, 6/15/2030(c) 350,000 528,924
ITALY 0.1%
Banks 0.1%
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 4.91%), 7.30%,
4/2/2034(b)(d) 200,000 242,904
JAPAN 0.4%
Banks 0.3%
Mitsubishi UFJ Financial
Group, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(d) 380,000 382,272
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.95%), 2.31%,
7/20/2032(d) 200,000 203,974
Mizuho Financial Group,
Inc., (SOFR + 1.24%),
2.84%, 7/16/2025(d) 400,000 423,049
Sumitomo Mitsui Financial
Group, Inc.
2.45%, 9/27/2024 250,000 262,914
0.95%, 1/12/2026 250,000 248,830
1,521,039
Capital Markets 0.1%
Nomura Holdings, Inc.,
2.65%, 1/16/2025 300,000 316,105
1,837,144
NETHERLANDS 0.2%
Banks 0.2%
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 280,269
ING Groep NV, 3.95%,
3/29/2027 200,000 226,699
506,968
PERU 0.1%
Metals & Mining 0.1%
Southern Copper Corp.,
3.88%, 4/23/2025 300,000 327,225
PUERTO RICO 0.1%
Banks 0.1%
Popular, Inc., 6.13%,
9/14/2023 400,000 431,000
SPAIN 0.1%
Banks 0.1%
Banco Santander SA,
2.75%, 5/28/2025 400,000 421,990
SWITZERLAND 0.1%
Capital Markets 0.1%
Credit Suisse AG, 3.63%,
9/9/2024 250,000 271,696
UNITED KINGDOM 0.6%
Banks 0.2%
Barclays plc, (ICE LIBOR
USD 3 Month + 1.36%),
4.34%, 5/16/2024(d) 200,000 212,742
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 224,622
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 235,000 258,573

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
Santander UK Group
Holdings plc, (ICE
LIBOR USD 3 Month
+ 1.57%), 4.80%,
11/15/2024(d) 300,000 327,461
1,023,398
Beverages 0.1%
Diageo Capital plc, 2.00%,
4/29/2030 200,000 203,599
Commercial Services & Supplies 0.1%
RELX Capital, Inc., 3.00%,
5/22/2030 250,000 269,840
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 491,176
Tobacco 0.1%
BAT Capital Corp., 3.22%,
8/15/2024 300,000 318,746
2,306,759
UNITED STATES 36.5%
Aerospace & Defense 0.5%
Boeing Co. (The)
1.43%, 2/4/2024 200,000 200,531
4.88%, 5/1/2025 300,000 336,409
2.95%, 2/1/2030 250,000 258,916
General Dynamics Corp.,
1.15%, 6/1/2026 270,000 273,347
Raytheon Technologies
Corp., 3.95%, 8/16/2025 350,000 389,985
Spirit AeroSystems , Inc.,
5.50%, 1/15/2025(b) 200,000 210,000
Teledyne Technologies,
Inc., 2.25%, 4/1/2028 300,000 310,255
1,979,443
Air Freight & Logistics 0.1%
FedEx Corp., 3.40%,
2/15/2028 500,000 557,115
Airlines 0.2%
Hawaiian Brand
Intellectual Property
Ltd., 5.75%,
1/20/2026(b) 400,000 419,296
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(b) 239,357 268,678
687,974
Auto Components 0.2%
Adient Global Holdings
Ltd., 4.88%,
8/15/2026(b) 200,000 204,500
Aptiv plc, 4.35%,
3/15/2029 200,000 233,453
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Auto Components
Icahn Enterprises LP,
4.38%, 2/1/2029 300,000 303,750
741,703
Automobiles 0.2%
Ford Motor Co., 6.63%,
10/1/2028 200,000 239,549
General Motors Co.,
5.00%, 10/1/2028 400,000 471,311
710,860
Banks 3.6%
Bank of America Corp.
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(d) 200,000 212,771
(ICE LIBOR USD 3
Month + 0.81%), 3.37%,
1/23/2026(d) 200,000 215,252
(SOFR + 1.15%),
1.32%, 6/19/2026(d) 550,000 552,948
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(d) 500,000 558,899
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(d) 800,000 849,680
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 1,097,806
Citigroup, Inc.
(ICE LIBOR USD 3
Month + 1.02%), 4.04%,
6/1/2024(d) 1,500,000 1,593,822
(SOFR + 0.67%),
0.98%, 5/1/2025(d) 340,000 341,855
4.40%, 6/10/2025 200,000 223,911
4.45%, 9/29/2027 400,000 461,554
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(d) 500,000 550,770
(SOFR + 3.91%),
4.41%, 3/31/2031(d) 300,000 352,492
JPMorgan Chase & Co.
3.88%, 9/10/2024 1,000,000 1,088,566
(SOFR + 0.58%),
0.97%, 6/23/2025(d) 385,000 386,679
3.90%, 7/15/2025 1,000,000 1,108,766
(SOFR + 1.59%),
2.00%, 3/13/2026(d) 500,000 518,160
(SOFR + 0.89%),
1.58%, 4/22/2027(d) 218,000 220,561
(ICE LIBOR USD 3
Month + 1.16%), 3.70%,
5/6/2030(d) 1,800,000 2,028,655
(SOFR + 2.52%),
2.96%, 5/13/2031(d) 250,000 266,248

4 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Santander Holdings USA,
Inc., 3.45%, 6/2/2025 100,000 107,872
SVB Financial Group
2.10%, 5/15/2028 400,000 410,555
3.13%, 6/5/2030 700,000 764,217
Wells Fargo & Co.
(SOFR + 1.60%),
1.65%, 6/2/2024(d) 700,000 714,902
3.00%, 2/19/2025 500,000 535,951
15,162,892
Beverages 0.2%
Constellation Brands, Inc.,
4.75%, 12/1/2025 500,000 578,479
Keurig Dr Pepper, Inc.,
3.40%, 11/15/2025 500,000 548,369
1,126,848
Biotechnology 0.1%
Horizon Therapeutics
USA, Inc., 5.50%,
8/1/2027(b) 400,000 424,284
Building Products 0.5%
Builders FirstSource , Inc.,
5.00%, 3/1/2030(b) 250,000 265,937
Carrier Global Corp.
2.24%, 2/15/2025 300,000 313,967
2.72%, 2/15/2030 300,000 317,766
James Hardie International
Finance DAC, 5.00%,
1/15/2028(b) 500,000 530,100
Masonite International
Corp., 5.38%,
2/1/2028(b) 400,000 425,500
1,853,270
Capital Markets 3.9%
Affiliated Managers Group,
Inc., 3.30%, 6/15/2030 300,000 329,137
Ares Capital Corp.
4.25%, 3/1/2025 500,000 541,898
3.88%, 1/15/2026 500,000 539,662
2.15%, 7/15/2026 1,000,000 1,007,698
Bank of New York Mellon
Corp. (The), 0.50%,
4/26/2024 150,000 150,093
Compass Group
Diversified Holdings
LLC, 5.25%,
4/15/2029(b) 300,000 311,206
FS KKR Capital Corp.
4.13%, 2/1/2025 500,000 531,551
3.40%, 1/15/2026 200,000 208,881
Goldman Sachs BDC, Inc.,
2.88%, 1/15/2026 500,000 520,671
Goldman Sachs Group,
Inc. (The)
4.00%, 3/3/2024 200,000 216,719
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
3.50%, 1/23/2025 1,000,000 1,082,373
3.75%, 2/25/2026 300,000 332,230
(ICE LIBOR USD 3
Month + 1.51%), 3.69%,
6/5/2028(d) 200,000 223,234
(ICE LIBOR USD 3
Month + 1.30%), 4.22%,
5/1/2029(d) 1,800,000 2,070,328
3.80%, 3/15/2030 750,000 851,441
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 200,000 203,957
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 500,000 507,500
Morgan Stanley
(ICE LIBOR USD 3
Month + 0.85%), 3.74%,
4/24/2024(d) 800,000 843,944
3.70%, 10/23/2024 700,000 764,427
4.00%, 7/23/2025 200,000 222,638
5.00%, 11/24/2025 300,000 346,559
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(d) 1,700,000 1,997,680
(SOFR + 1.14%),
2.70%, 1/22/2031(d) 500,000 527,061
(SOFR + 3.12%),
3.62%, 4/1/2031(d) 300,000 337,435
Nasdaq, Inc.
4.25%, 6/1/2024 700,000 763,768
3.85%, 6/30/2026 200,000 224,842
1.65%, 1/15/2031 200,000 192,350
Owl Rock Capital Corp.,
3.40%, 7/15/2026 200,000 210,257
Prospect Capital Corp.,
3.71%, 1/22/2026 400,000 413,049
16,472,589
Chemicals 1.1%
Celanese US Holdings
LLC, 1.40%, 8/5/2026 230,000 230,498
Chemours Co. (The),
5.75%, 11/15/2028(b) 250,000 265,313
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 170,670
Element Solutions, Inc.,
3.88%, 9/1/2028(b) 250,000 255,070
Huntsman International
LLC, 4.50%, 5/1/2029 20,000 23,051
Minerals Technologies,
Inc., 5.00%, 7/1/2028(b) 400,000 418,000
PPG Industries, Inc.,
2.55%, 6/15/2030 1,150,000 1,206,424
RPM International, Inc.,
4.55%, 3/1/2029 300,000 350,045
Scotts Miracle- Gro
Co. (The), 4.50%,
10/15/2029 200,000 208,526

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Sherwin-Williams Co.
(The), 2.95%, 8/15/2029 700,000 762,454
Trinseo Materials
Operating SCA, 5.38%,
9/1/2025(b) 500,000 510,350
Tronox , Inc., 4.63%,
3/15/2029(b) 250,000 254,062
4,654,463
Commercial Services & Supplies 0.0%
†
Cintas Corp. No. 2, 3.70%,
4/1/2027 4,000 4,498
Communications Equipment 0.5%
Avaya, Inc., 6.13%,
9/15/2028(b) 400,000 428,000
Motorola Solutions, Inc.
4.60%, 2/23/2028 500,000 586,023
2.30%, 11/15/2030 550,000 549,893
2.75%, 5/24/2031 400,000 414,914
1,978,830
Construction & Engineering 0.4%
AECOM, 5.13%,
3/15/2027 400,000 445,000
Brundage -Bone Concrete
Pumping Holdings, Inc.,
6.00%, 2/1/2026(b) 300,000 313,500
MasTec , Inc., 4.50%,
8/15/2028(b) 500,000 527,260
Quanta Services, Inc.,
2.90%, 10/1/2030 500,000 525,392
1,811,152
Consumer Finance 1.0%
Ally Financial, Inc., 3.88%,
5/21/2024 100,000 108,131
Caterpillar Financial
Services Corp., 0.90%,
3/2/2026 500,000 501,028
Enova International, Inc.,
8.50%, 9/15/2025(b) 250,000 260,313
General Motors Financial
Co., Inc.
5.10%, 1/17/2024 300,000 330,080
4.00%, 1/15/2025 500,000 546,621
4.35%, 1/17/2027 600,000 679,616
3.60%, 6/21/2030 200,000 219,646
John Deere Capital Corp.,
1.45%, 1/15/2031 250,000 244,617
OneMain Finance Corp.,
7.13%, 3/15/2026 350,000 412,125
SLM Corp., 4.20%,
10/29/2025 500,000 540,000
Toyota Motor Credit Corp.,
0.80%, 1/9/2026 250,000 248,313
4,090,490
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Containers & Packaging 0.2%
Crown Cork & Seal Co.,
Inc., 7.38%, 12/15/2026 350,000 430,150
Greif, Inc., 6.50%,
3/1/2027(b) 400,000 421,000
851,150
Diversified Financial Services 0.1%
Block Financial LLC
2.50%, 7/15/2028 210,000 214,612
3.88%, 8/15/2030 100,000 109,828
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 100,016
1.35%, 3/15/2031 100,000 94,487
518,943
Diversified Telecommunication Services 1.0%
AT&T, Inc.
3.90%, 3/11/2024 1,000,000 1,076,231
4.13%, 2/17/2026 300,000 337,549
4.30%, 2/15/2030 300,000 349,720
CCO Holdings LLC,
5.38%, 6/1/2029(b) 200,000 217,680
Embarq Corp., 8.00%,
6/1/2036 100,000 112,000
Lumen Technologies, Inc.,
5.13%, 12/15/2026(b) 400,000 415,728
Sprint Capital Corp.,
6.88%, 11/15/2028 250,000 322,527
Verizon Communications,
Inc.
0.85%, 11/20/2025 500,000 497,323
1.75%, 1/20/2031 700,000 679,427
4,008,185
Electric Utilities 0.8%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 102,436
Cleveland Electric
Illuminating Co. (The),
5.50%, 8/15/2024 100,000 113,991
Commonwealth Edison
Co., 2.20%, 3/1/2030 99,000 102,697
Duke Energy Corp.
3.75%, 4/15/2024 100,000 107,677
3.15%, 8/15/2027 100,000 109,109
2.45%, 6/1/2030 100,000 103,621
Duke Energy Florida
Project Finance LLC,
Series 2026, 2.54%,
9/1/2029 200,000 212,698
Entergy Corp., 0.90%,
9/15/2025 100,000 99,456
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 114,959

6 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Eversource Energy, Series
L, 2.90%, 10/1/2024 100,000 106,485
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 227,235
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 116,183
Nevada Power Co., Series
DD, 2.40%, 5/1/2030 200,000 208,200
NextEra Energy Capital
Holdings, Inc.
2.75%, 5/1/2025 150,000 159,844
1.90%, 6/15/2028 95,000 96,997
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 110,135
Pacific Gas and Electric
Co.
3.40%, 8/15/2024 100,000 104,354
2.10%, 8/1/2027 50,000 48,640
3.00%, 6/15/2028 110,000 110,077
2.50%, 2/1/2031 100,000 94,274
PacifiCorp, 2.70%,
9/15/2030 100,000 106,747
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 54,099
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 96,916
Union Electric Co., 2.95%,
3/15/2030 100,000 108,828
Vistra Operations Co. LLC,
5.00%, 7/31/2027(b) 500,000 516,250
Xcel Energy, Inc., 3.30%,
6/1/2025 150,000 162,102
3,494,010
Electronic Equipment, Instruments & Components 0.8%
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 400,000 437,043
Amphenol Corp., 2.05%,
3/1/2025 500,000 520,668
CDW LLC, 3.25%,
2/15/2029 300,000 300,999
Keysight Technologies,
Inc.
4.55%, 10/30/2024 500,000 554,939
3.00%, 10/30/2029 250,000 269,012
Trimble, Inc.
4.75%, 12/1/2024 500,000 557,289
4.90%, 6/15/2028 700,000 832,235
3,472,185
Energy Equipment & Services 0.1%
Schlumberger Investment
SA, 2.65%, 6/26/2030 250,000 266,208
USA Compression
Partners LP, 6.88%,
4/1/2026 250,000 261,840
528,048
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Entertainment 0.3%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 850,000 941,314
Electronic Arts, Inc.,
1.85%, 2/15/2031 300,000 297,867
1,239,181
Equity Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.
0.60%, 1/15/2024 300,000 299,662
2.40%, 3/15/2025 300,000 314,031
Camden Property Trust,
3.15%, 7/1/2029 100,000 110,575
Crown Castle International
Corp.
4.45%, 2/15/2026 200,000 226,731
3.30%, 7/1/2030 250,000 272,253
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 225,309
ERP Operating LP, 2.85%,
11/1/2026 100,000 107,624
Essex Portfolio LP, 1.70%,
3/1/2028 200,000 200,439
GLP Capital LP
5.75%, 6/1/2028 350,000 420,469
5.30%, 1/15/2029 250,000 294,595
4.00%, 1/15/2030 650,000 707,915
4.00%, 1/15/2031 500,000 546,845
Iron Mountain, Inc., 5.00%,
7/15/2028(b) 400,000 415,500
LifeStorage LP, 3.50%,
7/1/2026 300,000 330,746
MGM Growth Properties
Operating Partnership
LP, 4.50%, 1/15/2028 250,000 265,000
Park Intermediate
Holdings LLC, 5.88%,
10/1/2028(b) 350,000 373,625
Public Storage
3.09%, 9/15/2027 300,000 331,796
3.39%, 5/1/2029 550,000 616,232
RHP Hotel Properties LP,
4.50%, 2/15/2029(b) 300,000 303,000
Weyerhaeuser Co., 4.00%,
4/15/2030 500,000 574,241
WP Carey, Inc., 4.00%,
2/1/2025 250,000 273,688
XHR LP, 6.38%,
8/15/2025(b) 500,000 533,220
7,743,496
Food Products 0.4%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 250,000 254,485
Hormel Foods Corp.,
1.80%, 6/11/2030 200,000 201,245
McCormick & Co., Inc.
3.15%, 8/15/2024 250,000 267,144
0.90%, 2/15/2026 250,000 248,146

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products
Pilgrim's Pride Corp.,
5.88%, 9/30/2027(b) 400,000 428,008
1,399,028
Gas Utilities 0.2%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 54,538
1.50%, 1/15/2031 100,000 97,037
National Fuel Gas Co.,
2.95%, 3/1/2031 500,000 514,556
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 111,076
777,207
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.,
3.36%, 6/6/2024 500,000 535,597
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 250,000 291,737
Hologic , Inc., 4.63%,
2/1/2028(b) 300,000 316,500
Zimmer Biomet Holdings,
Inc., 3.55%, 3/20/2030 150,000 167,121
1,310,955
Health Care Providers & Services 1.2%
Acadia Healthcare
Co., Inc., 5.00%,
4/15/2029(b) 500,000 523,750
AmerisourceBergen Corp.,
2.80%, 5/15/2030 500,000 530,412
Anthem, Inc., 3.50%,
8/15/2024 250,000 269,662
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 552,296
Centene Corp., 4.63%,
12/15/2029 500,000 547,975
CVS Health Corp., 3.88%,
7/20/2025 500,000 553,367
HCA, Inc.
5.88%, 2/15/2026 200,000 232,500
5.25%, 6/15/2026 500,000 582,522
4.13%, 6/15/2029 450,000 513,620
Owens & Minor, Inc.,
4.50%, 3/31/2029(b) 350,000 358,750
Universal Health
Services, Inc., 2.65%,
10/15/2030(b) 200,000 203,260
4,868,114
Health Care Technology 0.1%
IQVIA, Inc., 5.00%,
5/15/2027(b) 300,000 312,750
Hotels, Restaurants & Leisure 0.6%
Brinker International, Inc.,
5.00%, 10/1/2024(b) 500,000 529,375
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 300,000 327,411
Dave & Buster's, Inc.,
7.63%, 11/1/2025(b) 250,000 264,592
Expedia Group, Inc.,
5.00%, 2/15/2026 200,000 227,882
McDonald's Corp., 3.30%,
7/1/2025 500,000 544,110
Six Flags Theme Parks,
Inc., 7.00%, 7/1/2025(b) 500,000 533,750
Starbucks Corp., 2.55%,
11/15/2030 400,000 421,529
2,848,649
Household Durables 0.4%
Century Communities,
Inc., 6.75%, 6/1/2027 400,000 424,796
M/I Homes, Inc., 4.95%,
2/1/2028 400,000 419,200
NVR, Inc., 3.00%,
5/15/2030 500,000 535,843
Williams Scotsman
International, Inc.,
4.63%, 8/15/2028(b) 350,000 360,500
1,740,339
Household Products 0.3%
Procter & Gamble Co.
(The), 3.00%, 3/25/2030 230,000 256,579
Spectrum Brands, Inc.
5.00%, 10/1/2029(b) 501,000 530,434
5.50%, 7/15/2030(b) 300,000 324,750
1,111,763
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 168,780
Industrial Conglomerates 0.0%
†
General Electric Co.,
5.55%, 1/5/2026 150,000 178,784
Insurance 0.4%
Aflac, Inc., 3.60%,
4/1/2030 200,000 228,108
Aon Corp., 2.80%,
5/15/2030 200,000 213,883
Athene Holding Ltd.,
6.15%, 4/3/2030 200,000 256,694
Brown & Brown, Inc.,
4.20%, 9/15/2024 200,000 219,315
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 282,941
Willis North America, Inc.,
4.50%, 9/15/2028 150,000 174,755
1,375,696

8 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Internet & Direct Marketing Retail 0.4%
eBay, Inc.
1.90%, 3/11/2025 250,000 258,760
2.70%, 3/11/2030 250,000 263,204
Match Group Holdings II
LLC
5.00%, 12/15/2027(b) 437,000 459,099
5.63%, 2/15/2029(b) 500,000 546,875
QVC, Inc., 4.38%,
9/1/2028 400,000 410,744
1,938,682
IT Services 0.7%
Amdocs Ltd., 2.54%,
6/15/2030 650,000 660,965
Gartner, Inc., 4.50%,
7/1/2028(b) 500,000 528,750
Global Payments, Inc.,
1.20%, 3/1/2026 500,000 499,588
PayPal Holdings, Inc.
2.65%, 10/1/2026 500,000 538,415
2.30%, 6/1/2030 250,000 262,877
Unisys Corp., 6.88%,
11/1/2027(b) 300,000 326,559
2,817,154
Leisure Products 0.1%
Vista Outdoor, Inc., 4.50%,
3/15/2029(b) 300,000 305,463
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.,
2.10%, 6/4/2030 650,000 654,919
Thermo Fisher Scientific,
Inc.
4.13%, 3/25/2025 500,000 554,568
2.60%, 10/1/2029 200,000 212,946
1,422,433
Machinery 0.7%
Caterpillar, Inc., 1.90%,
3/12/2031 250,000 255,267
Deere & Co., 2.75%,
4/15/2025 300,000 321,448
GrafTech Finance, Inc.,
4.63%, 12/15/2028(b) 400,000 410,500
Hillenbrand, Inc., 3.75%,
3/1/2031 300,000 305,247
IDEX Corp.
3.00%, 5/1/2030 700,000 750,038
2.63%, 6/15/2031 550,000 571,499
Westinghouse Air Brake
Technologies Corp.,
4.95%, 9/15/2028(c) 300,000 351,815
2,965,814
Media 0.9%
Charter Communications
Operating LLC
4.50%, 2/1/2024 300,000 326,433
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
4.91%, 7/23/2025 500,000 567,554
5.05%, 3/30/2029 200,000 238,685
Comcast Corp.
3.38%, 8/15/2025 500,000 546,873
4.25%, 10/15/2030 200,000 237,582
DIRECTV Holdings LLC,
5.88%, 8/15/2027(b) 25,000 25,848
GCI LLC, 4.75%,
10/15/2028(b) 350,000 364,438
Interpublic Group of Cos.,
Inc. (The), 2.40%,
3/1/2031 500,000 511,348
Lamar Media Corp.,
3.75%, 2/15/2028 350,000 355,250
Nexstar Broadcasting, Inc.,
4.75%, 11/1/2028(b) 200,000 206,248
Omnicom Group, Inc.,
2.60%, 8/1/2031 80,000 82,789
TEGNA, Inc., 5.00%,
9/15/2029 250,000 261,250
3,724,298
Metals & Mining 0.5%
Alcoa Nederland Holding
BV, 4.13%, 3/31/2029(b) 300,000 315,375
Arconic Corp., 6.13%,
2/15/2028(b) 710,000 756,150
Kaiser Aluminum Corp.,
4.63%, 3/1/2028(b) 210,000 219,236
Newmont Corp., 2.25%,
10/1/2030 150,000 152,625
Reliance Steel &
Aluminum Co., 1.30%,
8/15/2025 600,000 603,059
2,046,445
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust,
Inc., 4.75%, 3/15/2025 400,000 422,000
Multi-Utilities 0.2%
Ameren Corp., 3.50%,
1/15/2031 200,000 223,487
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 55,714
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 107,256
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 115,114
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 110,897
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 110,917
Sempra Energy, 3.25%,
6/15/2027 100,000 108,857

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Multi-Utilities
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 97,452
929,694
Oil, Gas & Consumable Fuels 2.8%
Cheniere Corpus Christi
Holdings LLC
5.13%, 6/30/2027 800,000 937,091
3.70%, 11/15/2029 950,000 1,048,153
Cheniere Energy, Inc.,
4.63%, 10/15/2028 400,000 421,672
Chevron Corp., 1.55%,
5/11/2025 250,000 257,062
CNX Resources Corp.,
7.25%, 3/14/2027(b) 200,000 212,938
Continental Resources,
Inc.
5.75%, 1/15/2031(b) 200,000 241,060
4.90%, 6/1/2044 100,000 115,389
Crestwood Midstream
Partners LP, 6.00%,
2/1/2029(b) 200,000 208,000
DCP Midstream Operating
LP, 5.63%, 7/15/2027 200,000 227,500
Energy Transfer LP,
4.05%, 3/15/2025 500,000 543,275
Global Partners LP, 6.88%,
1/15/2029 250,000 263,125
Hess Midstream
Operations LP, 5.63%,
2/15/2026(b) 200,000 208,000
Holly Energy Partners LP,
5.00%, 2/1/2028(b) 200,000 202,750
Magnolia Oil & Gas
Operating LLC, 6.00%,
8/1/2026(b) 400,000 407,956
MPLX LP, 2.65%,
8/15/2030 1,850,000 1,899,263
NuStar Logistics LP,
5.63%, 4/28/2027 200,000 215,942
Occidental Petroleum
Corp.
6.13%, 1/1/2031 200,000 236,270
6.45%, 9/15/2036 100,000 120,738
4.40%, 4/15/2046 100,000 98,107
ONEOK Partners LP,
4.90%, 3/15/2025 300,000 336,300
ONEOK, Inc., 6.35%,
1/15/2031 225,000 292,689
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 500,000 564,352
Pioneer Natural Resources
Co., 1.90%, 8/15/2030 40,000 38,819
Sabine Pass Liquefaction
LLC, 5.00%, 3/15/2027 450,000 524,552
Southwestern Energy Co.,
6.45%, 1/23/2025(c) 200,000 218,984
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Sunoco LP, 4.50%,
5/15/2029 200,000 204,500
Targa Resources Partners
LP
6.88%, 1/15/2029 500,000 561,548
4.00%, 1/15/2032(b) 300,000 310,113
Viper Energy Partners LP,
5.38%, 11/1/2027(b) 350,000 366,695
Western Midstream
Operating LP, 5.30%,
2/1/2030(c) 200,000 224,507
11,507,350
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.,
3.63%, 3/15/2029(b) 300,000 302,250
Resolute Forest Products,
Inc., 4.88%, 3/1/2026(b) 250,000 258,125
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 200,000 212,124
772,499
Personal Products 0.1%
Coty, Inc., 5.00%,
4/15/2026(b) 250,000 251,875
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.,
7.25%, 5/30/2029(b) 350,000 362,250
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 221,870
584,120
Professional Services 0.1%
ASGN, Inc., 4.63%,
5/15/2028(b) 500,000 521,813
Real Estate Management & Development 0.4%
Five Point Operating
Co. LP, 7.88%,
11/15/2025(b) 400,000 419,000
Howard Hughes
Corp. (The), 4.38%,
2/1/2031(b) 250,000 249,355
Kennedy-Wilson, Inc.
4.75%, 3/1/2029 555,000 569,569
5.00%, 3/1/2031 300,000 307,500
1,545,424
Road & Rail 0.1%
Avis Budget Car
Rental LLC, 5.75%,
7/15/2027(b) 250,000 261,205
Uber Technologies, Inc.,
7.50%, 9/15/2027(b) 250,000 273,175
534,380

10 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 1.7%
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 1,108,887
Broadcom, Inc.
3.15%, 11/15/2025 1,000,000 1,075,323
4.75%, 4/15/2029 1,000,000 1,174,279
4.15%, 11/15/2030 500,000 566,744
2.45%, 2/15/2031(b) 200,000 199,237
Micron Technology, Inc.
4.98%, 2/6/2026 500,000 578,410
5.33%, 2/6/2029 750,000 910,948
4.66%, 2/15/2030 500,000 586,268
Texas Instruments, Inc.,
1.75%, 5/4/2030 250,000 253,316
Xilinx, Inc., 2.38%,
6/1/2030 550,000 566,774
7,020,186
Software 1.7%
Adobe, Inc., 2.30%,
2/1/2030 650,000 683,423
Autodesk, Inc.
4.38%, 6/15/2025 500,000 560,753
2.85%, 1/15/2030 200,000 213,387
Elastic NV, 4.13%,
7/15/2029(b) 30,000 30,114
Fortinet, Inc.
1.00%, 3/15/2026 1,000,000 997,191
2.20%, 3/15/2031 150,000 152,478
Intuit, Inc., 1.65%,
7/15/2030 1,250,000 1,248,978
J2 Global, Inc., 4.63%,
10/15/2030(b) 400,000 425,000
Oracle Corp., 3.25%,
5/15/2030 300,000 327,999
ServiceNow , Inc., 1.40%,
9/1/2030 2,450,000 2,343,947
VMware, Inc., 4.70%,
5/15/2030 35,000 42,089
7,025,359
Specialty Retail 0.4%
Abercrombie & Fitch
Management Co.,
8.75%, 7/15/2025(b) 500,000 551,875
AutoNation, Inc.
1.95%, 8/1/2028 120,000 120,337
4.75%, 6/1/2030 15,000 17,938
Carvana Co., 5.88%,
10/1/2028(b) 250,000 264,845
L Brands, Inc., 6.63%,
10/1/2030(b) 350,000 403,375
Rent-A-Center, Inc.,
6.38%, 2/15/2029(b) 350,000 375,812
1,734,182
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.
2.45%, 8/4/2026 500,000 533,542
1.40%, 8/5/2028 160,000 159,893
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Technology Hardware, Storage & Peripherals
Dell International LLC
5.85%, 7/15/2025 500,000 588,345
6.10%, 7/15/2027 500,000 619,141
5.30%, 10/1/2029 1,000,000 1,224,291
6.20%, 7/15/2030 750,000 971,872
Dell, Inc., 7.10%,
4/15/2028 300,000 385,500
Hewlett Packard
Enterprise Co., 4.65%,
10/1/2024 1,000,000 1,109,287
HP, Inc.
3.00%, 6/17/2027 1,000,000 1,079,492
3.40%, 6/17/2030 700,000 751,841
2.65%, 6/17/2031(b) 500,000 505,436
NCR Corp., 6.13%,
9/1/2029(b) 300,000 325,353
NetApp, Inc., 1.88%,
6/22/2025 500,000 516,278
8,770,271
Textiles, Apparel & Luxury Goods 0.2%
Michael Kors USA, Inc.,
4.50%, 11/1/2024(b)(c) 100,000 106,250
Tapestry, Inc.
4.25%, 4/1/2025 500,000 544,467
4.13%, 7/15/2027 300,000 327,607
978,324
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage
Holdings, Inc., 6.00%,
1/15/2027(b) 250,000 260,625
Radian Group, Inc.,
4.88%, 3/15/2027 500,000 543,880
804,505
Tobacco 0.3%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 314,084
3.40%, 5/6/2030 200,000 215,325
Philip Morris International,
Inc., 0.88%, 5/1/2026 450,000 446,615
Turning Point Brands, Inc.,
5.63%, 2/15/2026(b) 200,000 208,000
Vector Group Ltd., 5.75%,
2/1/2029(b) 250,000 253,750
1,437,774
Trading Companies & Distributors 0.5%
Aircastle Ltd., 4.25%,
6/15/2026 100,000 109,939
Beacon Roofing
Supply, Inc., 4.50%,
11/15/2026(b) 500,000 518,750
Boise Cascade Co.,
4.88%, 7/1/2030(b) 300,000 317,625

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Trading Companies & Distributors
Fortress Transportation
and Infrastructure
Investors LLC, 6.50%,
10/1/2025(b) 250,000 259,062
Herc Holdings, Inc.,
5.50%, 7/15/2027(b) 500,000 524,375
WESCO Distribution, Inc.,
7.25%, 6/15/2028(b) 200,000 222,600
1,952,351
Water Utilities 0.0%
†
American Water Capital
Corp., 2.95%, 9/1/2027 100,000 109,889
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 52,916
162,805
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.
3.50%, 4/15/2025 250,000 271,495
3.88%, 4/15/2030 200,000 225,818
497,313
152,876,188
Total Corporate Bonds
(cost $165,119,149) 168,326,947
Municipal Bonds 0.3%
CALIFORNIA 0.2%
Los Angeles Community
College District,
GO, 1.81%, 8/1/2030 200,000 205,907
State of California,
GO, 1.75%, 11/1/2030 300,000 302,195
University of California,
RB, 1.61%, 5/15/2030 200,000 200,475
708,577
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, 2.15%,
7/1/2030 75,000 77,725
MASSACHUSETTS 0.0%
†
Commonwealth of
Massachusetts,
RB, 4.91%, 5/1/2029 100,000 124,584
TEXAS 0.1%
Texas Transportation
Commission, RB,
Series B,5.18%,
4/1/2030 350,000 437,481
Total Municipal Bonds
(cost $1,308,965) 1,348,367
Mortgage-Backed Securities 27.1%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA3986
2.50%, 11/1/2050 1,878,675 1,960,313
Pool# SD7536
2.50%, 2/1/2051 1,918,779 2,026,627
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,763,186 1,864,469
Pool# CA9152
2.50%, 2/1/2036 3,019,246 3,196,612
Pool# BE3774
4.00%, 7/1/2047 1,582,100 1,706,258
Pool# CA2471
4.00%, 10/1/2048 1,525,780 1,636,396
Pool# MA3692
3.50%, 7/1/2049 5,739,774 6,079,425
Pool# FM2363
3.00%, 1/1/2050 1,205,185 1,298,798
Pool# CA6020
3.00%, 6/1/2050 2,472,594 2,603,094
Pool# CA7404
4.00%, 10/1/2050 7,752,146 8,417,623
Pool# CA9190
2.00%, 2/1/2051 3,434,637 3,506,951
Pool# FM6554
2.00%, 3/1/2051 1,461,569 1,495,057
Pool# FM6834
2.00%, 4/1/2051 668,142 683,451
Pool# BR7647
2.00%, 4/1/2051 97,837 99,838
Pool# MA4398
2.00%, 8/1/2051 7,955,000 8,117,557
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA
1.50%, 8/25/2036 2,900,000 2,955,395
2.00%, 8/25/2036 5,700,000 5,915,309
2.50%, 8/25/2036 875,000 916,733
3.00%, 8/25/2036 2,450,000 2,578,144
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 8/25/2051 2,650,000 2,623,189
2.00%, 8/25/2051 4,941,000 5,039,627
2.50%, 8/25/2051 6,925,000 7,213,632
3.00%, 8/25/2051 4,825,000 5,057,769
3.50%, 8/25/2051 2,075,000 2,199,338
4.00%, 8/25/2051 2,125,000 2,270,748
1.50%, 9/25/2051 775,000 765,645
2.00%, 9/25/2051 1,725,000 1,755,659
2.50%, 9/25/2051 2,025,000 2,104,972
3.00%, 9/25/2051 2,550,000 2,667,439
4.00%, 9/25/2051 375,000 400,955
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
3.50%, 9/25/2051 1,200,000 1,269,234
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 633,288 675,414
Pool# MA2600

12 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
3.00%, 2/20/2045 757,044 805,424
Pool# MA2825
3.00%, 5/20/2045 562,210 596,846
Pool# MA4509
3.00%, 6/20/2047 738,545 785,804
Pool# MA4718
3.00%, 9/20/2047 701,936 741,840
Pool# MA4719
3.50%, 9/20/2047 2,942,854 3,122,582
Pool# MA6409
3.00%, 1/20/2050 314,111 330,328
Pool# MA6710
3.00%, 6/20/2050 1,654,063 1,731,592
Pool# MA7255
2.50%, 3/20/2051 3,419,603 3,555,627
Pool# MA7311
2.00%, 4/20/2051 1,382,619 1,417,050
GNMA TBA
1.50%, 8/15/2051 25,000 24,869
2.00%, 8/15/2051 3,175,000 3,251,770
2.50%, 8/15/2051 1,300,000 1,351,543
3.50%, 8/15/2051 1,700,000 1,785,266
4.00%, 8/15/2051 1,750,000 1,850,819
Total Mortgage-Backed Securities
(cost $111,953,536) 112,453,031
Foreign Government Securities 1.0%
CANADA 0.2%
Province of Alberta
1.88%, 11/13/2024 150,000 156,400
1.30%, 7/22/2030 60,000 58,725
Province of British
Columbia
1.75%, 9/27/2024 50,000 51,986
1.30%, 1/29/2031 25,000 24,746
Province of Manitoba,
3.05%, 5/14/2024 50,000 53,533
Province of Ontario
3.20%, 5/16/2024 150,000 161,530
0.63%, 1/21/2026 50,000 49,736
2.30%, 6/15/2026 45,000 48,085
1.05%, 5/21/2027 25,000 25,043
2.00%, 10/2/2029 25,000 26,332
1.13%, 10/7/2030 40,000 38,812
Province of Quebec
0.60%, 7/23/2025 50,000 49,808
2.50%, 4/20/2026 50,000 54,035
2.75%, 4/12/2027 25,000 27,470
826,241
CHILE 0.1%
Republic of Chile, 3.24%,
2/6/2028 250,000 272,300
COLOMBIA 0.0%
†
Republic of Colombia,
4.50%, 3/15/2029 250,000 271,462
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA 0.1%
Republic of Indonesia,
4.10%, 4/24/2028 300,000 339,867
ISRAEL 0.1%
State of Israel Government
Bond, 2.75%, 7/3/2030 300,000 322,845
ITALY 0.1%
Italian Republic
Government Bond,
2.88%, 10/17/2029 300,000 318,349
MEXICO 0.1%
United Mexican States,
3.75%, 1/11/2028 300,000 329,481
PANAMA 0.1%
Republic of Panama,
8.88%, 9/30/2027 300,000 413,103
PERU 0.0%
†
Republic of Peru, 2.78%,
1/23/2031 200,000 200,778
PHILIPPINES 0.1%
Republic of Philippines,
5.50%, 3/30/2026 350,000 421,862
URUGUAY 0.1%
Oriental Republic of
Uruguay
4.38%, 10/27/2027 250,000 287,450
4.38%, 1/23/2031 250,000 292,203
579,653
Total Foreign Government Securities
(cost $4,226,241) 4,295,941
Supranational 1.0%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 999,407
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 1,037,271
Inter-American
Development Bank,
3.00%, 2/21/2024 1,000,000 1,068,072
International Bank for
Reconstruction &
Development, 2.50%,
3/19/2024 1,000,000 1,056,272
Total Supranational
(cost $4,153,681) 4,161,022
U.S. Treasury Obligations 24.4%
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,491,797
1.88%, 2/15/2041 24,900,000 25,180,125
2.75%, 11/15/2042 6,500,000 7,552,187
3.00%, 2/15/2047 16,000,000 19,660,625
1.88%, 2/15/2051 13,000,000 12,908,594
66,793,328

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 13
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.13%, 2/28/2023 10,000,000 9,998,047
0.25%, 8/31/2025 1,000,000 987,187
0.50%, 2/28/2026 6,500,000 6,458,359
0.88%, 6/30/2026 7,000,000 7,063,438
2.75%, 2/15/2028 1,000,000 1,115,430
1.13%, 2/29/2028 2,000,000 2,023,359
1.25%, 6/30/2028 7,000,000 7,119,219
Total U.S. Treasury Obligations
(cost $95,755,760) $ 101,558,367
Total Investments
(cost $393,573,170) — 97.0% 403,399,140
Other assets in excess of liabilities — 3.0% 12,351,889
NET ASSETS — 100.0%
$ 415,751,029
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$31,945,878 which represents 7.68% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2021.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2021.

14 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
V1
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2021 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SONIA annually 0.41% annually Rec 9/15/2026 GBP 170,000 (121) 323 202
1 Day SORA
semi-annually
0.72%
semi-annually Pay 9/15/2026 SGD 400,000 – 355 355
1 Day SORA
semi-annually
0.73%
semi-annually Pay 9/15/2026 SGD 400,000 – 501 501
1 Day SORA
semi-annually
0.76%
semi-annually Pay 9/15/2026 SGD 15,330,000 – 35,933 35,933
1 Month USCPI 2.47% quarterly Rec 7/15/2031 USD 4,900,000 – 72,102 72,102
1 Month USCPI 2.64% quarterly Rec 7/15/2026 USD 5,200,000 – 52,225 52,225
3 Month BA
semi-annually
1.30%
semi-annually Rec 9/15/2026 CAD 550,000 – 59 59
3 Month BA
semi-annually
1.30%
semi-annually Rec 9/15/2026 CAD 690,000 – 278 278
3 Month HIBOR
quarterly
0.78% quarterly
Pay 9/15/2026 HKD 2,865,500 – 717 717
3 Month HIBOR
quarterly
0.78% quarterly
Pay 9/15/2026 HKD 2,344,500 – 684 684
3 Month HIBOR
quarterly
0.83% quarterly
Pay 9/15/2026 HKD 3,750,000 – 2,195 2,195
3 Month HIBOR
quarterly
0.89% quarterly
Pay 9/15/2026 HKD 1,669,400 – 1,616 1,616
3 Month HIBOR
quarterly
0.89% quarterly
Pay 9/15/2026 HKD 1,620,300 – 1,568 1,568
3 Month HIBOR
quarterly
0.90% quarterly
Pay 9/15/2026 HKD 1,620,300 – 1,697 1,697
3 Month HIBOR
quarterly
0.93% quarterly
Pay 9/15/2026 HKD 2,445,000 – 2,928 2,928
3 Month JIBAR
quarterly
6.26% quarterly
Pay 9/15/2026 ZAR 2,170,000 156 2,527 2,683
3 Month LIBOR
quarterly
0.88%
semi-annually Pay 9/15/2026 USD 1,600,000 – 3,869 3,869
3 Month LIBOR
quarterly
0.91%
semi-annually Pay 9/15/2026 USD 660,000 – 2,836 2,836
3 Month LIBOR
quarterly
0.91%
semi-annually Pay 9/15/2026 USD 640,000 – 2,513 2,513
3 Month LIBOR
quarterly
0.91%
semi-annually Pay 9/15/2026 USD 880,000 – 3,738 3,738

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 15
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
0.92%
semi-annually Pay 9/15/2026 USD 430,000 – 1,890 1,890
3 Month LIBOR
quarterly
1.01%
semi-annually Pay 9/15/2026 USD 440,000 – 3,914 3,914
3 Month LIBOR
quarterly
1.04%
semi-annually Pay 9/15/2026 USD 1,130,000 – 11,952 11,952
3 Month LIBOR
quarterly
1.06%
semi-annually Pay 9/15/2026 USD 550,000 – 6,266 6,266
6 Month BBR
semi-annually
0.84%
semi-annually Pay 9/15/2026 AUD 880,000 – 3,017 3,017
35 215,703 215,738
1 Day SONIA annually 0.43% annually Rec 9/15/2026 GBP 330,000 (709) 654 (55)
1 Month TIIE 6.48% monthly Rec 9/9/2026 MXN 7,590,000 – (186) (186)
1 Month TIIE 6.50% monthly Rec 9/9/2026 MXN 8,980,000 – (709) (709)
1 Month TIIE 6.72% monthly Rec 9/9/2026 MXN 11,080,000 – (6,052) (6,052)
1 Month TIIE 6.76% monthly Rec 9/9/2026 MXN 9,170,000 – (5,806) (5,806)
1 Month TIIE 6.78% monthly Rec 9/9/2026 MXN 8,250,000 – (5,672) (5,672)
1 Month TIIE 6.82% monthly Rec 9/9/2026 MXN 2,538,648 – (1,985) (1,985)
1 Month TIIE 6.86% monthly Rec 9/9/2026 MXN 7,560,000 – (6,430) (6,430)
1 Month TIIE 6.92% monthly Rec 9/9/2026 MXN 3,314,480 – (3,251) (3,251)
1 Month TIIE 6.94% monthly Rec 9/9/2026 MXN 6,595,520 – (6,828) (6,828)
3 Month BA
semi-annually
1.28%
semi-annually Rec 6/16/2026 CAD 520,000 – (881) (881)
3 Month BA
semi-annually
1.30%
semi-annually Rec 6/16/2026 CAD 650,000 – (1,549) (1,549)
3 Month BA
semi-annually
1.31%
semi-annually Rec 6/16/2026 CAD 360,000 – (978) (978)
3 Month BA
semi-annually
1.32%
semi-annually Rec 6/16/2026 CAD 510,000 – (1,667) (1,667)
3 Month BA
semi-annually
1.34%
semi-annually Rec 6/16/2026 CAD 800,000 – (3,119) (3,119)
3 Month BA
semi-annually
1.35%
semi-annually Rec 6/16/2026 CAD 480,000 – (2,136) (2,136)
3 Month BA
semi-annually
1.38%
semi-annually Rec 9/15/2026 CAD 140,000 – (395) (395)
3 Month BA
semi-annually
1.41%
semi-annually Rec 9/15/2026 CAD 1,200,000 – (4,608) (4,608)
3 Month BA
semi-annually
1.46%
semi-annually Rec 9/15/2026 CAD 500,000 – (2,922) (2,922)
3 Month BA
semi-annually
1.46%
semi-annually Rec 9/15/2026 CAD 410,000 – (2,380) (2,380)
3 Month BA
semi-annually
1.47%
semi-annually Rec 9/15/2026 CAD 750,000 – (4,780) (4,780)
3 Month BA
semi-annually
1.47%
semi-annually Rec 9/15/2026 CAD 1,240,000 – (8,123) (8,123)
3 Month BA
semi-annually
1.50%
semi-annually Rec 9/15/2026 CAD 1,210,000 – (9,257) (9,257)
3 Month BA
semi-annually
1.50%
semi-annually Rec 9/15/2026 CAD 450,000 – (3,443) (3,443)
3 Month BA
semi-annually
1.51%
semi-annually Rec 9/15/2026 CAD 880,000 – (6,905) (6,905)
3 Month BA
semi-annually
1.51%
semi-annually Rec 9/15/2026 CAD 360,000 – (2,797) (2,797)
3 Month BA
semi-annually
1.52%
semi-annually Rec 9/15/2026 CAD 1,310,000 – (10,871) (10,871)
3 Month HIBOR
quarterly
0.66% quarterly
Pay 9/15/2026 HKD 1,251,000 – (601) (601)
3 Month HIBOR
quarterly
0.68% quarterly
Pay 9/15/2026 HKD 2,919,000 – (1,131) (1,131)

16 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month HIBOR
quarterly
0.70% quarterly
Pay 9/15/2026 HKD 1,496,400 – (365) (365)
3 Month HIBOR
quarterly
0.70% quarterly
Pay 9/15/2026 HKD 1,983,600 – (484) (484)
3 Month JIBAR
quarterly
6.26% quarterly
Rec 9/15/2026 ZAR 2,170,000 – (2,683) (2,683)
3 Month LIBOR
quarterly
0.81%
semi-annually Pay 9/15/2026 USD 960,000 – (882) (882)
3 Month STIBOR
quarterly
0.35% annually
Rec 9/15/2026 SEK 3,230,000 486 (2,447) (1,961)
3 Month STIBOR
quarterly
0.35% annually
Rec 9/15/2026 SEK 3,780,000 – (2,264) (2,264)
3 Month STIBOR
quarterly
0.37% annually
Rec 9/15/2026 SEK 4,730,000 (11) (3,381) (3,392)
3 Month STIBOR
quarterly
0.40% annually
Rec 9/15/2026 SEK 4,320,000 (796) (3,135) (3,931)
3 Month STIBOR
quarterly
0.41% annually
Rec 9/15/2026 SEK 4,190,000 69 (3,994) (3,925)
3 Month STIBOR
quarterly
0.42% annually
Rec 9/15/2026 SEK 720,000 – (743) (743)
6 Month EURIBOR
semi-annually
0.20% annually
Rec 9/15/2026 EUR 520,000 – (4,722) (4,722)
6 Month EURIBOR
semi-annually
0.22% annually
Rec 9/15/2026 EUR 240,000 – (1,977) (1,977)
6 Month EURIBOR
semi-annually
0.28% annually
Rec 9/15/2026 EUR 370,000 – (1,574) (1,574)
6 Month EURIBOR
semi-annually
0.30% annually
Rec 9/15/2026 EUR 580,000 – (1,698) (1,698)
6 Month WIBOR
semi-annually
1.18% annually
Pay 9/15/2026 PLN 1,430,000 – (4,672) (4,672)
6 Month WIBOR
semi-annually
1.23% annually
Pay 9/15/2026 PLN 1,890,000 – (4,985) (4,985)
6 Month WIBOR
semi-annually
1.42% annually
Pay 9/15/2026 PLN 750,000 – (216) (216)
(961) (145,030) (145,991)
(926) 70,673 69,747
– – –
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
HKD Hong Kong dollar
KRW South Korean won
MXN Mexican peso
PLN Polish zloty
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
ZAR South African rand

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 17
OTC Interest rate swap contracts outstanding as of July 31, 2021 :
Floating Rate Index1 Fixed Rate
Pay/
Receive
Floating
Rate Counterparty
Maturity
Date
Notional
Amount Upfront
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month CD_KSDA
quarterly
1.50% quarterly Rec Bank of
America NA 9/15/2026
KRW
223,921,600 – 54 54
3 Month CD_KSDA
quarterly
1.50% quarterly Rec JPMorgan
Chase Bank
NA 9/15/2026
KRW
317,550,000 – 77 77
– 131 131
3 Month CD_KSDA
quarterly
1.51% quarterly Rec Bank of
America NA 9/15/2026
KRW
269,076,221 – (70) (70)
3 Month CD_KSDA
quarterly
1.51% quarterly Rec Bank of
America NA 9/15/2026
KRW
320,727,329 – (70) (70)
3 Month CD_KSDA
quarterly
1.51% quarterly Rec Bank of
America NA 9/15/2026
KRW
531,283,282 – (27) (27)
3 Month CD_KSDA
quarterly
1.51% quarterly Rec JPMorgan
Chase Bank
NA 9/15/2026
KRW
241,778,633 – (93) (93)
3 Month CD_KSDA
quarterly
1.51% quarterly Rec JPMorgan
Chase Bank
NA 9/15/2026
KRW
317,550,000 – (22) (22)
3 Month CD_KSDA
quarterly
1.51% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
269,076,221 – (81) (81)
3 Month CD_KSDA
quarterly
1.51% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
575,798,400 – (101) (101)
3 Month CD_KSDA
quarterly
1.52% quarterly Rec Bank of
America NA 9/15/2026
KRW
232,966,425 – (119) (119)
3 Month CD_KSDA
quarterly
1.52% quarterly Rec Bank of
America NA 9/15/2026
KRW
337,632,500 – (172) (172)
3 Month CD_KSDA
quarterly
1.52% quarterly Rec JPMorgan
Chase Bank
NA 9/15/2026
KRW
342,696,420 – (275) (275)
3 Month CD_KSDA
quarterly
1.52% quarterly Rec JPMorgan
Chase Bank
NA 9/15/2026
KRW
546,103,289 – (233) (233)
3 Month CD_KSDA
quarterly
1.53% quarterly Rec JPMorgan
Chase Bank
NA 9/15/2026
KRW
692,316,000 – (643) (643)
3 Month CD_KSDA
quarterly
1.53% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
308,616,247 – (293) (293)
3 Month CD_KSDA
quarterly
1.53% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
695,777,580 – (646) (646)
3 Month CD_KSDA
quarterly
1.53% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
516,195,988 – (598) (598)
3 Month CD_KSDA
quarterly
1.54% quarterly Rec Bank of
America NA 9/15/2026
KRW
893,876,100 – (1,129) (1,129)

18 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index1 Fixed Rate
Pay/
Receive
Floating
Rate Counterparty
Maturity
Date
Notional
Amount Upfront
Unrealized
(Depreciation) Value ($)
3 Month CD_KSDA
quarterly
1.54% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
502,788,300 – (793) (793)
3 Month CD_KSDA
quarterly
1.54% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
527,927,715 – (832) (832)
3 Month CD_KSDA
quarterly
1.55% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
538,701,750 – (906) (906)
3 Month CD_KSDA
quarterly
1.57% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
324,918,000 – (886) (886)
3 Month CD_KSDA
quarterly
1.59% quarterly Rec Goldman
Sachs 9/15/2026
KRW
338,708,700 – (1,207) (1,207)
3 Month CD_KSDA
quarterly
1.60% quarterly Rec Bank of
America NA 9/15/2026
KRW
508,063,050 – (1,917) (1,917)
3 Month CD_KSDA
quarterly
1.60% quarterly Rec Bank of
America NA 9/15/2026
KRW
697,945,200 – (2,707) (2,707)
3 Month CD_KSDA
quarterly
1.60% quarterly Rec JPMorgan
Chase Bank
NA 9/15/2026
KRW
508,063,050 – (2,002) (2,002)
3 Month CD_KSDA
quarterly
1.61% quarterly Rec Bank of
America NA 9/15/2026
KRW
408,677,500 – (1,798) (1,798)
3 Month CD_KSDA
quarterly
1.61% quarterly Rec Bank of
America NA 9/15/2026
KRW
414,398,985 – (1,858) (1,858)
3 Month CD_KSDA
quarterly
1.62% quarterly Rec Bank of
America NA 9/15/2026
KRW
397,122,000 – (1,955) (1,955)
3 Month CD_KSDA
quarterly
1.62% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
382,522,140 – (1,883) (1,883)
3 Month CD_KSDA
quarterly
1.62% quarterly Rec Morgan
Stanley
Capital
Services,
Inc. 9/15/2026
KRW
429,111,375 – (2,068) (2,068)
– (25,384) (25,384)
– (25,253) (25,253)
At July 31, 2021, the Fund had $711,264 segregated as collateral for interest rate swap contracts.
Currency:
KRW South Korean won
Forward Foreign Currency Contracts outstanding as of July 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 282,057 CAD 360,000 Morgan Stanley Co., Inc. 9/15/2021 (6,492)
Total unrealized depreciation (6,492)
Net unrealized depreciation (6,492)
Currency:
CAD Canadian dollar

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 19
USD United States dollar
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Australia 10 Year Bond 250 9/2021 AUD 26,675,013 763,389
Long Gilt 162 9/2021 GBP 29,226,112 251,255
U.S. Treasury 2 Year Note 144 9/2021 USD 31,774,500 10,317
U.S. Treasury 5 Year Note 342 9/2021 USD 42,560,297 253,195
1,278,156
Short Contracts
Canada 10 Year Bond (189) 9/2021 CAD (22,422,163) (412,913)
Euro-Bund (66) 9/2021 EUR (13,824,107) (59,963)
U.S. Treasury 10 Year Note (373) 9/2021 USD (50,151,016) (694,219)
U.S. Treasury 10 Year Ultra Note (12) 9/2021 USD (1,803,000) (19,528)
U.S. Treasury Long Bond (35) 9/2021 USD (5,765,156) (200,667)
U.S. Treasury Ultra Bond (13) 9/2021 USD (2,593,906) (121,225)
(1,508,515)
(230,359)
As of July 31, 2021, the Fund had $2,484,000 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar

20 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 21
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of July 31,
2021. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,224,608 $ – $ 1,224,608
Commercial Mortgage-Backed Securities – 10,030,857 – 10,030,857
Corporate Bonds – 168,326,947 – 168,326,947
Foreign Government Securities – 4,295,941 – 4,295,941
Futures Contracts 1,278,156 – – 1,278,156
Interest Rate Swaps* – 216,488 – 216,488
Mortgage-Backed Securities – 112,453,031 – 112,453,031
Municipal Bonds – 1,348,367 – 1,348,367
Supranational – 4,161,022 – 4,161,022
U.S. Treasury Obligations – 101,558,367 – 101,558,367
Total Assets $ 1,278,156 $ 403,615,628 $ – $ 404,893,784
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contract $ – $ (6,492) $ – $ (6,492)
Futures Contracts (1,508,515) – – (1,508,515)
Interest Rate Swaps* – (171,068) – (171,068)
Total Liabilities $ (1,508,515) $ (177,560) $ – $ (1,686,075)
Total $ (230,359) $ 403,438,068 $ – $ 403,207,709
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation).

22 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Nationwide Bond Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 23
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the
Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap
contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.
If a counterparty defaults on its obligations under a swap
agreement, the Fund may lose any amount it expected to
receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the
hierarchy.
(c) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

24 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Assets: Fair Value
Swap Contracts(a)
Interest rate risk Unrealized appreciation on centrally clear swap contracts $ 131
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts 216,357
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 1,278,156
Total $ 1,494,644
Liabilities:
Swap Contracts(a)
Interest rate risk Swap contracts, at value $ (25,384)
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts (145,684)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (6,492)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (1,508,515)
Total $ (1,686,075)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation /( depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities 6.9%
Principal
Amount ($) Value ($)
Automobiles 0.6%
Avis Budget Rental Car
Funding AESOP LLC,
Series 2021-1A, Class A,
1.38%, 8/20/2027(a) 2,190,000 2,195,774
Ford Credit Floorplan Master
Owner Trust, Series 2018-4,
Class A, 4.06%, 11/15/2030 1,150,000 1,312,442
Ford Credit Floorplan Master
Owner Trust A, Series
2020-2, Class A, 1.06%,
9/15/2027 2,940,000 2,951,909
Hertz Vehicle Financing III LP,
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 2,089,902
Toyota Auto Loan Extended
Note Trust
Series 2020-1A, Class A,
1.35%, 5/25/2033(a) 3,150,000 3,220,947
Series 2021-1A, Class A,
1.07%, 2/27/2034(a) 3,690,000 3,723,738
15,494,712
Home Equity 0.8%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 0.79%,
10/25/2035(b) 2,330,000 2,288,257
Ameriquest Mortgage
Securities, Inc., Series
2004-R10, Class M6,
2.14%, 11/25/2034(b) 1,815,679 1,806,731
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
0.99%, 8/25/2034(b) 4,265,164 4,210,053
Countrywide Asset-Backed
Certificates, Series 2004-
3, Class 1A, 0.51%,
8/25/2034(b) 1,899,373 1,840,995
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 0.63%,
12/25/2034(b) 874,554 852,912
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 0.21%,
11/25/2036(b) 1,183,973 1,130,617
GSAA Home Equity Trust,
Series 2005-6, Class M4,
1.14%, 6/25/2035(b) 1,090,000 1,073,840
J.P. Morgan Mortgage
Acquisition Corp., Series
2005-OPT2, Class M4,
1.02%, 12/25/2035(b) 2,190,000 2,192,300
RAAC Trust, Series 2005-
SP3, Class M2, 1.29%,
12/25/2035(b) 733,832 733,526
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
0.33%, 10/25/2046(b) 1,329,000 1,197,671
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 1.29%,
8/25/2034(b) 1,000,000 1,001,825
18,328,727
Other 4.1%
ABPCI Direct Lending Fund
CLO X LP, Series 2020-
10A, Class A1A, 2.08%,
1/20/2032(a)(b) 1,340,000 1,342,523
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 1.43%,
11/2/2030(a)(b) 392,000 392,001
Apidos CLO XII, Series 2013-
12A, Class AR, 1.21%,
4/15/2031(a)(b) 1,100,000 1,099,310
Avery Point VII CLO Ltd.,
Series 2015-7A, Class AR2,
1.09%, 1/15/2028(a)(b) 3,154,096 3,154,090
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
1.32%, 4/18/2033(a)(b) 2,250,000 2,250,810
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
1.36%, 11/20/2030(a)(b) 970,000 970,059
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2,
1.21%, 11/20/2028(a)(b) 1,753,524 1,753,603
Series 2013-2A, Class A1R,
1.32%, 10/22/2030(a)(b) 735,289 735,836
Series 2015-3A, Class A1R,
1.13%, 4/20/2031(a)(b) 1,215,000 1,210,759
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
1.21%, 7/15/2031(a)(b) 2,000,000 1,996,652
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class A,
1.52%, 1/15/2033(a)(b) 1,140,000 1,141,082
Carlyle Global Market
Strategies CLO Ltd.
Series 2015-3A, Class A1R,
1.13%, 7/28/2028(a)(b) 462,056 462,148
Series 2014-1A, Class
A1R2, 1.10%, 4/17/2031(a)
(b) 1,450,590 1,451,392
Series 2014-3RA, Class
A1A, 1.18%, 7/27/2031(a)
(b) 743,875 744,130
Carlyle US CLO Ltd., Series
2017-2A, Class A1R,
1.18%, 7/20/2031(a)(b) 2,700,000 2,700,365
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 1.83%,
4/20/2029(a)(b) 1,300,000 1,300,203

26 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CBAM Ltd., Series 2017-
1A, Class A1, 1.38%,
7/20/2030(a)(b) 1,050,000 1,050,547
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 1.98%, 10/15/2031(a)(b) 360,000 360,413
CIFC Funding Ltd., Series
2021-4A, Class A, 1.14%,
7/15/2033(a)(b) 1,980,000 1,980,758
Cumberland Park CLO Ltd.,
Series 2015-2A, Class BR,
1.53%, 7/20/2028(a)(b) 760,000 760,171
Denali Capital CLO X
LLC, Series 2013-1A,
Class A1LR, 1.18%,
10/26/2027(a)(b) 888,852 889,025
Dryden XXV Senior Loan
Fund, Series 2012-25A,
Class ARR, 1.03%,
10/15/2027(a)(b) 1,789,797 1,790,138
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 1,946,649 1,952,092
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 1.35%,
11/22/2031(a)(b) 450,000 450,002
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class AR2,
1.24%, 10/29/2029(a)(b) 725,000 725,914
Golub Capital Partners CLO
54M LP, Series 2021-54A,
Class A, 0.00%, 8/5/2033(a)
(b) 1,750,000 1,750,364
Great Lakes Kcap F3c Senior
LLC, Series 2017-1A, Class
A, 2.03%, 12/20/2029(a)(b) 2,290,000 2,290,976
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2,
1.14%, 4/15/2031(a)(b) 1,500,000 1,501,665
Greystone Commercial
Real Estate Notes, Series
2021-FL3, Class A, 0.00%,
7/15/2039(a)(b) 2,070,000 2,071,301
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
1.29%, 1/27/2031(a)(b) 2,250,000 2,252,765
Grippen Park CLO Ltd., Series
2017-1A, Class A, 1.39%,
1/20/2030(a)(b) 1,850,000 1,853,197
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 1.83%,
1/17/2030(a)(b) 750,000 746,380
Jamestown CLO X Ltd.,
Series 2017-10A, Class
A1R, 1.16%, 7/17/2029(a)
(b) 3,450,000 3,450,376
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
KKR CLO Ltd., Series
21, Class A, 1.13%,
4/15/2031(a)(b) 1,160,000 1,157,061
LCM XVIII LP, Series
19A, Class AR, 1.37%,
7/15/2027(a)(b) 132,806 132,908
Legacy Mortgage Asset Trust
Series 2019-GS1, Class A1,
4.00%, 1/25/2059(a)(c) 2,041,890 2,043,149
Series 2019-GS5, Class A1,
3.20%, 5/25/2059(a)(c) 1,564,877 1,569,126
Madison Park Funding X Ltd.,
Series 2012-10A, Class
AR3, 1.14%, 1/20/2029(a)
(b) 1,966,032 1,966,789
Madison Park Funding
XXXV Ltd., Series 2019-
35A, Class A1R, 1.12%,
4/20/2032(a)(b) 2,140,000 2,140,777
MidOcean Credit CLO VIII,
Series 2018-8A, Class A1R,
1.21%, 2/20/2031(a)(b) 2,860,000 2,856,674
MMAF Equipment Finance
LLC, Series 2019-A, Class
A5, 3.08%, 11/12/2041(a) 2,105,000 2,233,352
Myers Park CLO Ltd., Series
2018-1A, Class B1, 1.73%,
10/20/2030(a)(b) 510,000 510,161
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
1.15%, 4/19/2030(a)(b) 500,000 500,067
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
1.26%, 10/19/2031(a)(b) 283,333 283,479
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1R,
1.10%, 7/25/2030(a)(b) 1,050,000 1,049,999
Ocean Trails CLO IX, Series
2020-9A, Class A1, 2.00%,
10/15/2029(a)(b) 2,250,000 2,252,054
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 1.15%,
2/14/2031(a)(b) 720,000 720,019
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
1.19%, 5/23/2031(a)(b) 500,000 500,012
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 1.96%,
5/20/2031(a)(b) 1,810,000 1,810,453
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 1,417,379 1,424,414
Recette CLO Ltd., Series
2015-1A, Class ARR,
1.27%, 4/20/2034(a)(b) 340,000 340,352

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 27
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Romark CLO III Ltd., Series
2019-3A, Class A1, 1.50%,
7/15/2032(a)(b) 2,500,000 2,500,100
Seven Sticks CLO Ltd.,
Series 2016-1A, Class A1R,
1.18%, 7/15/2028(a)(b) 473,948 474,079
SoFi Consumer Loan Program
LLC, Series 2017-4, Class
B, 3.59%, 5/26/2026(a)(b) 582,639 588,567
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,214,342 2,412,433
Symphony CLO XIX Ltd.,
Series 2018-19A, Class A,
1.09%, 4/16/2031(a)(b) 1,750,000 1,749,997
Symphony CLO XVIII Ltd.,
Series 2016-18A, Class BR,
1.75%, 7/23/2033(a)(b) 2,320,000 2,320,445
Towd Point Mortgage Trust,
Series 2019-HY2, Class A1,
1.09%, 5/25/2058(a)(b) 1,442,467 1,457,011
Tralee CLO VI Ltd., Series
2019-6A, Class AS, 1.43%,
10/25/2032(a)(b) 2,150,000 2,149,740
TRP LLC, Series 2021-
1, Class A, 2.07%,
6/19/2051(a) 888,785 892,603
Tryon Park CLO Ltd.
Series 2013-1A, Class
A1SR, 1.02%, 4/15/2029(a)
(b) 1,675,743 1,676,578
Series 2013-1A, Class A2R,
1.63%, 4/15/2029(a)(b) 1,500,000 1,500,412
Venture 31 CLO Ltd., Series
2018-31A, Class A1, 1.16%,
4/20/2031(a)(b) 1,300,000 1,296,628
Voya CLO Ltd.
Series 2018-3A, Class A1A,
1.28%, 10/15/2031(a)(b) 940,000 940,661
Series 2016-3A, Class A1R,
1.32%, 10/18/2031(a)(b) 2,200,000 2,203,122
Series 2018-4A, Class
A1AR, 1.17%, 1/15/2032(a)
(b) 1,930,000 1,930,202
Whitebox CLO II Ltd., Series
2020-2A, Class A1, 1.88%,
10/24/2031(a)(b) 2,140,000 2,143,608
98,308,079
Student Loan 1.4%
AccessLex Institute, Series
2007-A, Class A3, 0.45%,
5/25/2036(b) 2,911,181 2,859,742
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 2,037,454 2,039,695
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Earnest Student Loan
Program LLC, Series
2017-A, Class A2, 2.65%,
1/25/2041(a) 333,892 335,386
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 1.24%,
11/25/2069(a)(b) 1,803,691 1,821,426
Montana Higher Education
Student Assistance Corp.,
Series 2012-1, Class A2,
1.08%, 5/20/2030(b) 1,592,925 1,598,851
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,470,830
Series 2019-D, Class A2B,
1.14%, 12/15/2059(a)(b) 3,655,424 3,698,194
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 3,150,000 3,249,588
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 1,985,061 1,999,941
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
0.69%, 12/26/2069(a)(b) 2,602,434 2,618,312
SLM Student Loan Trust,
Series 2005-7, Class A4,
0.28%, 10/25/2029(b) 357,704 356,018
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 1,046,480
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 1,610,586 1,613,338
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,944,502 1,933,728
Series 2021-A, Class A2B,
1.59%, 1/15/2053(a) 2,120,000 2,129,438
SoFi Professional Loan
Program LLC, Series 2019-
C, Class A2FX, 2.37%,
11/16/2048(a) 2,213,622 2,259,012
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 1,782,394 1,810,305
34,840,284
Total Asset-Backed Securities
(cost $165,330,890)
166,971,802
Collateralized Mortgage Obligations 2.4%
Connecticut Avenue Securities
Trust, Series 2019-R07,
Class 1M2, 2.19%,
10/25/2039(a)(b) 308,857 310,379

28 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
CSMC Trust
Series 2015-12R, Class
2A1, 0.59%, 11/30/2037(a)
(b) 1,156,131 1,154,907
Series 2021-2R, Class 1A1,
1.85%, 7/25/2047(a)(b) 1,253,349 1,258,207
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 492,922 492,362
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 492,922 492,113
Series 2019-RPL9, Class
A1, 2.98%, 10/27/2059(a)(b) 2,234,345 2,251,812
Series 2021-RPL3, Class
A1, 2.00%, 1/25/2060(a)(b) 1,698,677 1,732,056
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 2,760,000 2,816,327
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 0.23%, 4/19/2047(b) 1,055,074 936,727
Ellington Financial Mortgage
Trust, Series 2021-2, Class
A1, 0.93%, 6/25/2066(a)(b) 2,186,688 2,193,264
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 2.15%, 10/25/2033(a)
(b) 570,000 581,424
Series 2021-DNA5, Class
M2, 1.70%, 1/25/2034(a)(b) 510,000 513,206
Series 2020-DNA4, Class
M2, 3.84%, 8/25/2050(a)(b) 632,192 635,641
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2016-DNA1, Class
M3, 5.64%, 7/25/2028(b) 794,193 831,104
Series 2017-DNA2, Class
M2, 3.54%, 10/25/2029(b) 1,990,000 2,061,494
Series 2017-DNA3, Class
M2, 2.59%, 3/25/2030(b) 1,905,000 1,945,929
Series 2021-DNA2, Class
M2, 2.35%, 8/25/2033(a)(b) 1,080,000 1,107,726
FNMA
Series 2014-C02, Class
1M2, 2.69%, 5/25/2024(b) 1,147,555 1,155,041
Series 2014-C02, Class
2M2, 2.69%, 5/25/2024(b) 625,783 631,878
Series 2014-C03, Class
1M2, 3.09%, 7/25/2024(b) 665,067 669,997
Series 2016-C02, Class
1M2, 6.09%, 9/25/2028(b) 781,243 820,561
Series 2016-C04, Class
1M2, 4.34%, 1/25/2029(b) 1,075,590 1,123,722
Series 2016-C06, Class
1M2, 4.34%, 4/25/2029(b) 632,137 657,009
Series 2017-C05, Class
1M2, 2.29%, 1/25/2030(b) 1,294,514 1,320,855
Series 2018-C01, Class
1M2, 2.34%, 7/25/2030(b) 1,542,978 1,560,288
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2019-123, Class A,
3.00%, 10/20/2049 24,098 24,404
Series 2020-H09, Class FL,
1.23%, 5/20/2070(b) 648,530 680,963
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 0.25%,
9/26/2037(a)(b) 1,509,919 1,496,127
Legacy Mortgage Asset Trust
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,440,089 1,450,876
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 543,667 545,358
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 0.35%,
4/25/2035(b) 1,262,577 1,255,026
MRA Issuance Trust, Series
2021-EBO1, Class A1X,
1.85%, 10/8/2021(a)(b) 1,630,000 1,629,002
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 3,445,014 3,712,234
Series 2019-RPL3, Class
A1, 2.75%, 7/25/2059(a)(b) 1,259,833 1,311,189
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 2,246,326 2,375,405
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 935,505 1,035,520
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 907,990 1,001,734
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 2,504,826 2,520,617
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 3,230,000 3,268,676
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 3,320,434
WaMu Mortgage Pass-
Through Trust
Series 2004-AR9, Class A7,
2.78%, 8/25/2034(b) 1,962,315 2,019,091
Series 2005-AR13, Class
A1A1, 0.67%, 10/25/2045(b) 762,629 762,124
Total Collateralized Mortgage Obligations
(cost $57,034,200)
57,662,809

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 29
Commercial Mortgage-Backed Securities 2.9%
Principal
Amount ($) Value ($)
BAMLL Commercial Mortgage
Securities Trust , Series
2018-DSNY, Class A,
0.94%, 9/15/2034(a)(b) 2,500,000 2,500,757
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,341,049
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,576,400
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 2,217,146
BBCMS Mortgage Trust ,
Series 2017-DELC, Class A,
0.94%, 8/15/2036(a)(b) 2,610,000 2,612,415
BDS , Series 2021-FL8, Class
A, 0.00%, 1/18/2036(a)(b) 1,025,000 1,026,088
BHMS , Series 2018-
ATLS, Class D, 2.34%,
7/15/2035(a)(b) 3,830,000 3,825,131
BX Commercial Mortgage
Trust
Series 2019-IMC, Class A,
1.09%, 4/15/2034(a)(b) 4,420,000 4,421,394
Series 2020-VIVA, Class E,
3.55%, 3/11/2044(a)(b) 2,140,000 2,172,444
BX Trust , Series 2019-
MMP, Class A, 1.09%,
8/15/2036(a)(b) 2,009,942 2,010,574
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,661,513
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,436,448
CHT Mortgage Trust , Series
2017-CSMO, Class A,
1.02%, 11/15/2036(a)(b) 1,670,000 1,673,693
Credit Suisse Commercial
Mortgage Securities Corp. ,
Series 2019-SKLZ, Class A,
1.34%, 1/15/2034(a)(b) 3,700,000 3,714,857
Credit Suisse Mortgage
Capital Certificates , Series
2019-ICE4, Class A, 1.07%,
5/15/2036(a)(b) 4,260,000 4,269,591
DBJPM Mortgage Trust ,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,656,966
GNMA REMICS
Series 2020-157, Class , IO,
0.97%, 6/16/2062(b) 9,988,549 823,699
Series 2020-190, Class , IO,
1.06%, 11/16/2062(b) 11,307,234 1,045,540
GS Mortgage Securities
Corp. Trust , Series 2020-
DUNE, Class A, 1.19%,
12/15/2036(a)(b) 4,500,000 4,521,658
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 2,209,918
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,393,144
Hawaii Hotel Trust , Series
2019-MAUI, Class F, 2.84%,
5/15/2038(a)(b) 2,040,000 2,042,511
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2020-NNN, Class
FFL, 2.59%, 1/16/2037(a)(b) 42,113 41,932
Series 2020-NNN, Class
GFL, 3.09%, 1/16/2037(a)
(b) 3,068,500 2,982,483
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 3,492,326
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 2,219,922
JPMDB Commercial Mortgage
Securities Trust , Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,730,143
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
1.49%, 5/15/2036(a)(b) 1,780,000 1,739,980
Series 2018-H4, Class XA,
IO, 0.86%, 12/15/2051(b) 21,226,144 1,114,284
SFO Commercial Mortgage
Trust , Series 2021-
555, Class A, 1.24%,
5/15/2038(a)(b) 2,280,000 2,287,087
UBS Commercial Mortgage
Trust , Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,691,864
Wells Fargo Commercial
Mortgage Trust , Series
2018-C44, Class A5, 4.21%,
5/15/2051 2,000,000 2,319,933
Total Commercial Mortgage-Backed
Securities
(cost $69,018,881) 70,772,890
Common Stocks 49.7%
Shares
Aerospace & Defense 0.7%
AAR Corp. * 1,217 43,520
Aerojet Rocketdyne Holdings,
Inc. 1,545 72,893
AeroVironment, Inc. * 453 45,798
AerSale Corp. * 33 375
Astronics Corp. * 838 14,313
Axon Enterprise, Inc. * 1,643 305,631
Boeing Co. (The) * 14,231 3,223,037
BWX Technologies, Inc. 2,596 149,088
Curtiss-Wright Corp. 1,109 131,195

30 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Aerospace & Defense
Ducommun, Inc. * 385 20,771
General Dynamics Corp. 6,428 1,260,081
HEICO Corp. 3,287 416,479
Hexcel Corp. * 1,967 107,044
Howmet Aerospace, Inc. * 14,049 461,088
Huntington Ingalls Industries,
Inc. 1,046 214,566
Kaman Corp. 953 42,266
Kratos Defense & Security
Solutions, Inc. * 3,597 97,838
L3Harris Technologies, Inc. 5,342 1,211,245
Lockheed Martin Corp. 6,594 2,450,792
Maxar Technologies, Inc. 1,757 63,726
Mercury Systems, Inc. * 1,308 86,328
Moog, Inc., Class A 942 73,353
National Presto Industries, Inc. 179 17,270
Northrop Grumman Corp. 4,033 1,464,060
PAE, Inc. * 2,155 19,223
Park Aerospace Corp. 724 10,788
Parsons Corp. * 764 29,506
Raytheon Technologies Corp. 40,013 3,479,130
Spirit AeroSystems Holdings,
Inc., Class A 2,605 112,562
Teledyne Technologies, Inc. * 1,218 551,474
Textron, Inc. 6,208 428,414
TransDigm Group, Inc. * 1,384 887,269
Triumph Group, Inc. * 1,710 32,575
Vectrus, Inc. * 400 18,116
Virgin Galactic Holdings,
Inc. *(d) 3,928 117,801
17,659,615
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 716 17,327
Atlas Air Worldwide Holdings,
Inc. * 856 57,326
CH Robinson Worldwide, Inc. 3,186 284,096
Echo Global Logistics, Inc. * 26 804
Expeditors International of
Washington, Inc. 4,554 584,051
FedEx Corp. 6,483 1,814,916
Forward Air Corp. 928 82,072
Hub Group, Inc., Class A * 1,084 71,848
Radiant Logistics, Inc. * 1,317 8,192
United Parcel Service, Inc.,
Class B 19,229 3,679,661
XPO Logistics, Inc. * 2,396 332,301
6,932,594
Airlines 0.1%
Alaska Air Group, Inc. * 3,114 180,705
Allegiant Travel Co. * 456 86,695
American Airlines Group,
Inc. *(d) 17,066 347,805
Blade Air Mobility, Inc. * 28 215
Copa Holdings SA, Class A * 1,095 77,647
Delta Air Lines, Inc. * 25,033 998,817
Frontier Group Holdings, Inc. * 1,927 28,404
Hawaiian Holdings, Inc. * 1,646 32,476
Common Stocks
Shares Value ($)
Airlines
JetBlue Airways Corp. * 9,351 138,301
Mesa Air Group, Inc. * 908 8,099
SkyWest, Inc. * 827 33,485
Southwest Airlines Co. * 19,639 992,162
Spirit Airlines, Inc. * 2,903 78,323
Sun Country Airlines Holdings,
Inc. * 11 357
United Airlines Holdings, Inc. * 8,561 399,970
3,403,461
Auto Components 0.1%
Adient plc * 2,179 91,801
American Axle &
Manufacturing Holdings,
Inc. * 3,946 38,237
Aptiv plc * 6,879 1,147,761
BorgWarner, Inc. 6,542 320,427
Cooper-Standard Holdings,
Inc. * 539 14,041
Dana, Inc. 3,726 90,020
Dorman Products, Inc. * 585 59,173
Fox Factory Holding Corp. * 1,021 164,932
Gentex Corp. 6,965 237,019
Gentherm, Inc. * 1,161 96,282
Goodyear Tire & Rubber Co.
(The) * 6,916 108,650
Holley, Inc. * 25 294
LCI Industries 553 80,638
Lear Corp. 1,606 281,018
Luminar Technologies, Inc. * 197 3,625
Microvast Holdings, Inc. * 29 264
Modine Manufacturing Co. * 1,760 29,445
Motorcar Parts of America,
Inc. * 665 14,790
Patrick Industries, Inc. 304 25,120
QuantumScape Corp. *(d) 3,280 75,145
Standard Motor Products, Inc. 677 28,271
Stoneridge, Inc. * 919 26,605
Tenneco, Inc., Class A * 1,703 29,649
Visteon Corp. * 633 72,194
XL Fleet Corp. * 115 803
XPEL, Inc. Reg. S* 465 43,059
3,079,263
Automobiles 0.8%
Arcimoto, Inc. * 27 441
Canoo, Inc. *(d) 3,535 28,740
Fisker, Inc. *(d) 4,474 72,121
Ford Motor Co. * 104,856 1,462,741
General Motors Co. * 46,572 2,647,153
Harley-Davidson, Inc. 4,160 164,819
Lordstown Motors Corp. * 113 705
Lucid Group, Inc. * 211 5,005
Stellantis NV 2,107 40,391
Tesla, Inc. * 20,567 14,133,642
Thor Industries, Inc. 1,486 175,883
Winnebago Industries, Inc. 577 41,469
Workhorse Group, Inc. *(d) 3,164 36,513
18,809,623

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Banks 2.1%
1st Source Corp. 577 26,421
ACNB Corp. 9 251
Allegiance Bancshares, Inc. 19 693
Altabancorp 548 22,134
Amalgamated Financial Corp. 457 7,020
Amerant Bancorp, Inc. * 804 17,809
American National
Bankshares, Inc. 413 13,047
Ameris Bancorp 492 23,916
Ames National Corp. 9 212
Arrow Financial Corp. 587 21,161
Associated Banc-Corp. 5,046 99,911
Atlantic Capital Bancshares,
Inc. * 784 18,816
Atlantic Union Bankshares
Corp. 2,746 97,401
Banc of California, Inc. 45 770
BancFirst Corp. 1,190 66,021
Bancorp, Inc. (The) * 572 13,368
BancorpSouth Bank 3,548 91,538
Bank First Corp. 214 14,978
Bank of America Corp. 202,298 7,760,151
Bank of Hawaii Corp. 1,022 85,552
Bank of Marin Bancorp 476 16,517
Bank of NT Butterfield & Son
Ltd. (The) 906 30,025
Bank OZK 3,274 133,285
BankUnited, Inc. 1,544 61,112
Banner Corp. 514 27,263
Bar Harbor Bankshares 556 15,924
Berkshire Hills Bancorp, Inc. 474 12,817
BOK Financial Corp. 677 56,875
Brookline Bancorp, Inc. 705 10,131
Bryn Mawr Bank Corp. 683 26,726
Business First Bancshares,
Inc. 478 11,142
Byline Bancorp, Inc. 906 22,297
Cadence Bancorp 1,273 24,187
Cambridge Bancorp 222 18,999
Camden National Corp. 515 23,057
Capital Bancorp, Inc. 299 6,793
Capital City Bank Group, Inc. 517 12,584
Capstar Financial Holdings,
Inc. 540 11,448
Carter Bankshares, Inc. * 854 9,795
Cathay General Bancorp 2,036 77,103
CBTX, Inc. 646 16,990
Central Pacific Financial Corp. 28 717
Century Bancorp, Inc., Class A 116 13,268
CIT Group, Inc. 2,513 121,227
Citigroup, Inc. 55,371 3,744,187
Citizens & Northern Corp. 515 12,721
Citizens Financial Group, Inc. 11,688 492,766
City Holding Co. 16 1,211
Civista Bancshares, Inc. 616 14,100
CNB Financial Corp. 570 13,144
Coastal Financial Corp. * 282 8,240
Columbia Banking System,
Inc. 691 24,144
Comerica, Inc. 3,687 253,149
Common Stocks
Shares Value ($)
Banks
Commerce Bancshares, Inc. 2,865 202,641
Community Bank System, Inc. 54 3,869
Community Trust Bancorp,
Inc. 593 23,578
ConnectOne Bancorp, Inc. 1,343 35,321
CrossFirst Bankshares, Inc. * 1,842 25,438
Cullen/Frost Bankers, Inc. 1,444 154,970
Customers Bancorp, Inc. * 173 6,266
CVB Financial Corp. 2,888 55,045
Dime Community Bancshares,
Inc. 309 10,203
Eagle Bancorp, Inc. 555 30,542
East West Bancorp, Inc. 3,899 277,414
Eastern Bankshares, Inc. 5,677 103,605
Enterprise Bancorp, Inc. 364 11,903
Enterprise Financial Services
Corp. 1,096 48,854
Equity Bancshares, Inc.,
Class A * 543 15,997
Farmers & Merchants
Bancorp, Inc. 10 220
Farmers National Banc Corp. 961 14,751
FB Financial Corp. 1,125 42,536
Fidelity D&D Bancorp, Inc. 118 6,018
Fifth Third Bancorp 19,606 711,502
Financial Institutions, Inc. 451 13,277
First Bancorp, Inc. (The) 417 12,118
First Bancorp/NC 210 8,400
First Bancorp/PR 1,504 18,244
First Bancshares, Inc. (The) 760 29,313
First Bank 579 7,715
First Busey Corp. 1,844 43,518
First Citizens BancShares,
Inc., Class A (d) 162 126,780
First Commonwealth Financial
Corp. 393 5,176
First Community Bankshares,
Inc. 637 18,600
First Financial Bancorp 571 12,848
First Financial Bankshares,
Inc. 3,624 176,996
First Financial Corp. 11 441
First Foundation, Inc. 1,414 33,328
First Hawaiian, Inc. 4,636 127,629
First Horizon Corp. 14,123 218,200
First Internet Bancorp 312 9,447
First Interstate BancSystem,
Inc., Class A 2,183 91,511
First Merchants Corp. 1,155 47,043
First Mid Bancshares, Inc. 536 21,810
First Midwest Bancorp, Inc. 1,133 20,326
First of Long Island Corp.
(The) 842 18,145
First Republic Bank 4,795 935,121
Flushing Financial Corp. 1,061 23,395
FNB Corp. 14,897 170,720
Fulton Financial Corp. 3,592 55,029
German American Bancorp,
Inc. 810 30,537
Glacier Bancorp, Inc. 2,619 135,036

32 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Great Southern Bancorp, Inc. 438 22,789
Great Western Bancorp, Inc. 663 20,420
Guaranty Bancshares, Inc. 339 11,340
Hancock Whitney Corp. 2,379 103,986
Hanmi Financial Corp. 842 15,350
HarborOne Bancorp, Inc. 1,812 24,661
HBT Financial, Inc. 317 5,180
Heartland Financial USA, Inc. 1,203 54,881
Heritage Commerce Corp. 2,149 23,295
Heritage Financial Corp. 390 9,434
Hilltop Holdings, Inc. 1,996 63,233
Home BancShares, Inc. 4,076 86,330
HomeTrust Bancshares, Inc. 582 15,324
Hope Bancorp, Inc. 120 1,590
Horizon Bancorp, Inc. 1,523 25,449
Howard Bancorp, Inc. * 407 8,018
HSBC Holdings plc , ADR-UK 3,723 102,643
Huntington Bancshares, Inc. 40,185 565,805
Independent Bank Corp. 1,546 68,707
Independent Bank Group, Inc. 864 60,221
ING Groep NV , ADR-NL 8,078 103,398
International Bancshares
Corp. 1,207 47,170
Investors Bancorp, Inc. 231 3,192
JPMorgan Chase & Co. 81,131 12,314,063
KeyCorp 26,700 524,922
Lakeland Bancorp, Inc. 1,683 27,551
Lakeland Financial Corp. 8,762 585,915
Live Oak Bancshares, Inc. 985 59,287
M&T Bank Corp. 3,514 470,349
Macatawa Bank Corp. 1,724 14,344
Mercantile Bank Corp. 502 15,688
Metrocity Bankshares, Inc. 612 12,222
Metropolitan Bank Holding
Corp. * 269 19,107
Mid Penn Bancorp, Inc. 211 5,497
Midland States Bancorp, Inc. 830 20,426
MidWestOne Financial Group,
Inc. 521 15,177
MVB Financial Corp. 298 12,352
National Bank Holdings Corp.,
Class A 141 5,000
NBT Bancorp, Inc. 592 20,631
Nicolet Bankshares, Inc. * 329 23,816
Northrim Bancorp, Inc. 282 11,511
OceanFirst Financial Corp. 2,020 39,390
OFG Bancorp 223 5,151
Old National Bancorp 166 2,671
Old Second Bancorp, Inc. 1,000 11,580
Origin Bancorp, Inc. 758 30,835
Orrstown Financial Services,
Inc. 379 8,736
Pacific Premier Bancorp, Inc. 1,310 49,754
PacWest Bancorp 3,120 124,238
Park National Corp. 208 23,693
Peapack-Gladstone Financial
Corp. 739 23,803
Peoples Bancorp, Inc. 599 17,665
Peoples Financial Services
Corp. 263 11,283
Common Stocks
Shares Value ($)
Banks
People's United Financial, Inc. 12,426 195,088
Pinnacle Financial Partners,
Inc. 2,425 217,304
PNC Financial Services
Group, Inc. (The) 11,618 2,119,239
Popular, Inc. 2,302 167,494
Preferred Bank 14 826
Premier Financial Bancorp,
Inc. 415 7,063
Primis Financial Corp. 766 11,911
Prosperity Bancshares, Inc. 2,449 166,997
QCR Holdings, Inc. 568 27,883
RBB Bancorp 610 14,597
Red River Bancshares, Inc. 164 8,356
Regions Financial Corp. 26,476 509,663
Reliant Bancorp, Inc. 513 14,261
Renasant Corp. 1,053 37,045
Republic Bancorp, Inc.,
Class A 350 17,066
Republic First Bancorp, Inc. * 1,351 4,985
Royal Bank of Canada 1,066 107,815
S&T Bancorp, Inc. 284 8,364
Sandy Spring Bancorp, Inc. 1,560 64,880
Seacoast Banking Corp. of
Florida 698 21,212
ServisFirst Bancshares, Inc. 1,219 86,647
Sierra Bancorp 477 11,510
Signature Bank 1,550 351,804
Silvergate Capital Corp.,
Class A * 314 32,279
Simmons First National Corp.,
Class A 1,586 43,171
SmartFinancial, Inc. 530 12,916
South Plains Financial, Inc. 366 8,418
South State Corp. 2,091 143,944
Southern First Bancshares,
Inc. * 299 14,809
Southside Bancshares, Inc. 155 5,586
Spirit of Texas Bancshares,
Inc. 491 11,431
Sterling Bancorp 5,013 108,832
Stock Yards Bancorp, Inc. 672 32,014
Summit Financial Group, Inc. 462 10,742
SVB Financial Group * 1,524 838,139
Synovus Financial Corp. 3,921 160,369
Texas Capital Bancshares,
Inc. * 1,187 74,757
Tompkins Financial Corp. 87 6,677
Toronto-Dominion Bank (The) 1,538 102,200
Towne Bank 2,373 70,739
TriCo Bancshares 967 38,129
TriState Capital Holdings,
Inc. * 831 16,878
Triumph Bancorp, Inc. * 190 14,565
Truist Financial Corp. 36,451 1,984,028
Trustmark Corp. 3,272 98,225
UMB Financial Corp. 1,223 114,473
Umpqua Holdings Corp. 6,391 120,598
United Bankshares, Inc. 3,411 117,816
United Community Banks, Inc. 515 14,837

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Banks
Univest Financial Corp. 1,006 27,524
US Bancorp 39,704 2,205,160
Valley National Bancorp 11,361 146,443
Veritex Holdings, Inc. 88 2,952
Washington Trust Bancorp,
Inc. 594 28,958
Webster Financial Corp. 2,486 119,577
Wells Fargo & Co. 109,733 5,041,134
WesBanco, Inc. 3,230 104,264
West Bancorp, Inc. 601 17,717
Westamerica Bancorp 245 13,610
Western Alliance Bancorp 2,935 272,427
Wintrust Financial Corp. 1,550 110,670
Zions Bancorp NA 4,628 241,350
50,545,931
Beverages 0.6%
Boston Beer Co., Inc. (The),
Class A * 243 172,530
Brown-Forman Corp., Class A 5,852 409,995
Celsius Holdings, Inc. * 1,012 69,454
Coca-Cola Co. (The) 102,837 5,864,794
Coca-Cola Consolidated, Inc. 141 56,280
Constellation Brands, Inc.,
Class A 4,230 948,958
Duckhorn Portfolio, Inc. (The) * 20 440
Keurig Dr Pepper, Inc. 21,892 770,817
MGP Ingredients, Inc. 455 27,141
Molson Coors Beverage Co.,
Class B * 4,715 230,516
Monster Beverage Corp. * 9,747 919,337
National Beverage Corp. 779 35,351
NewAge, Inc. * 3,510 6,704
PepsiCo, Inc. 36,480 5,725,536
Primo Water Corp. 3,257 53,838
15,291,691
Biotechnology 1.3%
4D Molecular Therapeutics,
Inc. * 10 249
89bio, Inc. * 83 1,300
AbbVie, Inc. 46,624 5,422,371
ACADIA Pharmaceuticals,
Inc. * 3,465 74,948
Acceleron Pharma, Inc. * 1,319 164,954
Adicet Bio, Inc. * 20 148
Adverum Biotechnologies,
Inc. * 2,515 5,709
Aeglea BioTherapeutics, Inc. * 1,792 10,985
Affimed NV * 1,865 12,402
Agenus, Inc. * 4,877 25,263
Agios Pharmaceuticals, Inc. * 1,473 70,837
Akebia Therapeutics, Inc. * 4,488 11,085
Akero Therapeutics, Inc. * 334 7,161
Akouos, Inc. * 20 217
Albireo Pharma, Inc. * 476 13,618
Aldeyra Therapeutics, Inc. * 45 400
Alector, Inc. * 1,582 38,023
Aligos Therapeutics, Inc. * 363 5,289
Alkermes plc * 4,007 103,661
Common Stocks
Shares Value ($)
Biotechnology
Allakos, Inc. * 807 64,205
Allogene Therapeutics, Inc. * 1,558 34,198
Allovir, Inc. * 809 15,484
Alnylam Pharmaceuticals,
Inc. *(d) 3,150 563,661
Altimmune, Inc. * 34 308
ALX Oncology Holdings, Inc. * 320 18,739
Ambrx Biopharma, Inc. , ADR* 3,948 77,183
Amgen, Inc. 15,315 3,699,185
Amicus Therapeutics, Inc. * 8,531 79,253
AnaptysBio, Inc. * 789 18,131
Anavex Life Sciences Corp. * 1,409 25,292
Anika Therapeutics, Inc. * 492 19,744
Annexon, Inc. * 184 3,875
Apellis Pharmaceuticals, Inc. * 1,961 125,484
Applied Molecular Transport,
Inc. * 556 15,585
Applied Therapeutics, Inc. * 441 7,590
Arcturus Therapeutics
Holdings, Inc. * 689 21,573
Arcus Biosciences, Inc. * 1,098 34,488
Arcutis Biotherapeutics, Inc. * 333 7,769
Ardelyx, Inc. * 2,668 4,642
Arena Pharmaceuticals, Inc. * 1,897 117,348
Arrowhead Pharmaceuticals,
Inc. * 2,786 193,042
Atara Biotherapeutics, Inc. * 1,972 25,143
Athenex, Inc. * 2,478 9,342
Athersys, Inc. *(d) 5,539 9,029
Atossa Therapeutics, Inc. * 637 1,905
Atreca, Inc., Class A * 811 4,452
AVEO Pharmaceuticals, Inc. * 35 181
Avid Bioservices, Inc. * 1,613 41,373
Avidity Biosciences, Inc. * 949 18,325
Avita Medical, Inc. * 24 445
Avrobio, Inc. * 947 6,970
Beam Therapeutics, Inc. * 1,362 125,304
Beyondspring, Inc. * 682 6,493
BioAtla, Inc. * 11 451
BioCryst Pharmaceuticals,
Inc. * 5,268 84,920
Biogen, Inc. * 4,028 1,316,068
Biohaven Pharmaceutical
Holding Co. Ltd. * 1,264 159,277
BioMarin Pharmaceutical,
Inc. * 4,891 375,286
BioNTech SE , ADR-DE* 448 147,101
BioNTech SE , ADR-DE* 443 141,412
Bioxcel Therapeutics, Inc. * 369 9,443
Black Diamond Therapeutics,
Inc. * 469 4,484
Bluebird Bio, Inc. * 2,208 56,105
Blueprint Medicines Corp. * 1,490 130,926
Bolt Biotherapeutics, Inc. * 927 10,336
Bridgebio Pharma, Inc. *(d) 3,043 162,648
Brooklyn
ImmunoTherapeutics, Inc. * 34 391
C4 Therapeutics, Inc. * 1,239 53,450
Cardiff Oncology, Inc. * 37 197
CareDx, Inc. * 1,467 123,287

34 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Caribou Biosciences, Inc. *(d) 6,319 102,368
Catalyst Pharmaceuticals,
Inc. * 3,515 20,528
Celldex Therapeutics, Inc. * 40 1,750
CEL-SCI Corp. *(d) 1,192 9,572
Celularity, Inc., Class A * 29 255
Centessa Pharmaceuticals
plc , ADR* 143 2,952
Cerevel Therapeutics
Holdings, Inc. * 36 887
ChemoCentryx, Inc. * 1,475 21,800
Chimerix, Inc. * 1,341 8,891
Chinook Therapeutics, Inc. * 452 5,890
Clovis Oncology, Inc. * 2,216 10,703
Cogent Biosciences, Inc. * 32 192
Coherus Biosciences, Inc. * 842 10,988
Cortexyme, Inc. * 513 28,990
Crinetics Pharmaceuticals,
Inc. * 905 16,272
Cue Biopharma, Inc. * 798 8,315
Cullinan Oncology, Inc. * 854 19,582
CureVac NV *(d) 1,540 75,860
Curis, Inc. * 88 668
Cytokinetics, Inc. * 1,924 57,104
CytomX Therapeutics, Inc. * 1,550 8,385
Day One Biopharmaceuticals,
Inc. * 85 2,016
Deciphera Pharmaceuticals,
Inc. * 1,321 40,277
Denali Therapeutics, Inc. * 2,516 128,391
DermTech, Inc. * 244 8,213
Design Therapeutics, Inc. * 14 217
Dicerna Pharmaceuticals,
Inc. * 2,120 79,521
Dynavax Technologies Corp. * 2,640 24,658
Dyne Therapeutics, Inc. * 27 488
Eagle Pharmaceuticals, Inc. * 348 16,182
Editas Medicine, Inc. *(d) 1,926 80,622
Eiger BioPharmaceuticals,
Inc. * 956 7,610
Emergent BioSolutions, Inc. * 1,323 87,186
Enanta Pharmaceuticals, Inc. * 647 27,336
Epizyme, Inc. * 2,934 19,452
Esperion Therapeutics, Inc. * 888 13,666
Evelo Biosciences, Inc. * 440 4,052
Exact Sciences Corp. * 4,639 500,270
Exelixis, Inc. * 8,521 143,579
Fate Therapeutics, Inc. * 1,990 164,772
FibroGen, Inc. * 1,613 20,969
Flexion Therapeutics, Inc. * 1,255 7,442
Foghorn Therapeutics, Inc. * 1,604 14,548
Forma Therapeutics Holdings,
Inc. * 735 16,824
Forte Biosciences, Inc. * 11 330
Fortress Biotech, Inc. * 1,751 5,446
Frequency Therapeutics, Inc. * 1,035 8,622
G1 Therapeutics, Inc. * 1,164 20,149
Gemini Therapeutics, Inc. * 39 159
Generation Bio Co. * 1,088 23,653
Geron Corp. * 7,233 8,824
Common Stocks
Shares Value ($)
Biotechnology
Gilead Sciences, Inc. 33,583 2,293,383
Global Blood Therapeutics,
Inc. * 2,055 56,163
Gossamer Bio, Inc. * 1,640 12,890
Gritstone bio, Inc. * 1,152 7,695
GT Biopharma, Inc. * 28 279
Halozyme Therapeutics, Inc. * 3,637 150,317
Harpoon Therapeutics, Inc. * 361 3,534
Heron Therapeutics, Inc. * 2,906 35,918
Homology Medicines, Inc. * 1,096 6,971
Hookipa Pharma, Inc. * 635 4,909
Horizon Therapeutics plc * 6,219 622,024
Humanigen, Inc. * 1,911 30,805
iBio, Inc. * 1,504 1,865
Ideaya Biosciences, Inc. * 411 10,070
IGM Biosciences, Inc. * 249 16,934
Imago Biosciences, Inc. * 6,360 116,515
Immunic, Inc. * 138 1,219
ImmunityBio, Inc. *(d) 797 8,735
ImmunoGen, Inc. * 5,865 32,903
Immunovant, Inc. * 1,368 14,309
Incyte Corp. * 4,979 385,126
Infinity Pharmaceuticals, Inc. * 88 187
Inhibrx, Inc. * 1,268 36,087
Inovio Pharmaceuticals,
Inc. *(d) 4,700 39,480
Insmed, Inc. * 3,334 82,016
Instil Bio, Inc. * 17 256
Intellia Therapeutics, Inc. * 1,550 219,867
Intercept Pharmaceuticals,
Inc. * 851 14,705
Invitae Corp. *(d) 5,484 153,497
Ionis Pharmaceuticals, Inc. * 3,693 137,158
Iovance Biotherapeutics,
Inc. *(d) 4,341 96,674
Ironwood Pharmaceuticals,
Inc. * 4,817 63,922
iTeos Therapeutics, Inc. * 222 5,335
IVERIC bio, Inc. * 1,621 13,989
Jounce Therapeutics, Inc. * 539 2,717
Kadmon Holdings, Inc. * 5,530 20,793
KalVista Pharmaceuticals,
Inc. * 488 9,828
Karuna Therapeutics, Inc. *(d) 660 75,385
Karyopharm Therapeutics,
Inc. * 2,979 24,815
Keros Therapeutics, Inc. * 195 7,176
Kezar Life Sciences, Inc. * 932 4,539
Kiniksa Pharmaceuticals Ltd.,
Class A * 725 11,114
Kinnate Biopharma, Inc. * 998 21,537
Kodiak Sciences, Inc. * 962 80,654
Kronos Bio, Inc. * 1,138 23,272
Krystal Biotech, Inc. * 413 24,136
Kura Oncology, Inc. * 1,717 32,520
Kymera Therapeutics, Inc. * 24 1,444
Lexicon Pharmaceuticals,
Inc. * 1,799 6,368
Ligand Pharmaceuticals, Inc. * 496 56,301

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Biotechnology
Lineage Cell Therapeutics,
Inc. * 122 321
Lyell Immunopharma, Inc. * 334 4,843
MacroGenics, Inc. * 1,678 41,883
Madrigal Pharmaceuticals,
Inc. * 296 25,847
Magenta Therapeutics, Inc. * 886 6,308
MannKind Corp. * 8,917 36,560
MEI Pharma, Inc. * 4,129 11,148
MeiraGTx Holdings plc * 729 10,199
Mersana Therapeutics, Inc. * 1,408 15,488
MiMedx Group, Inc. * 3,641 44,639
Mirati Therapeutics, Inc. * 1,120 179,267
Mirum Pharmaceuticals, Inc. * 206 2,977
Moderna, Inc. * 8,990 3,178,864
Molecular Templates, Inc. * 953 6,671
Morphic Holding, Inc. * 376 21,665
Mustang Bio, Inc. * 984 2,844
Myovant Sciences Ltd. * 36 739
Myriad Genetics, Inc. * 2,433 76,956
Natera, Inc. * 1,984 227,208
Neoleukin Therapeutics, Inc. * 857 5,990
Neurocrine Biosciences, Inc. * 2,396 223,331
Nkarta, Inc. * 514 16,325
Novavax, Inc. * 2,030 364,040
Nurix Therapeutics, Inc. * 817 25,115
Nuvalent, Inc., Class A * 2,817 51,410
Ocugen, Inc. *(d) 4,927 33,060
Olema Pharmaceuticals, Inc. * 744 17,469
Omega Therapeutics, Inc. * 3,202 51,232
Oncocyte Corp. * 1,544 7,936
Oncternal Therapeutics, Inc. * 44 172
OPKO Health, Inc. * 12,520 43,069
Organogenesis Holdings,
Inc. * 784 12,027
ORIC Pharmaceuticals, Inc. * 331 5,511
Oyster Point Pharma, Inc. * 180 2,565
Passage Bio, Inc. * 559 6,596
PMV Pharmaceuticals, Inc. * 796 27,072
Poseida Therapeutics, Inc. * 35 284
Praxis Precision Medicines,
Inc. * 138 2,153
Precigen, Inc. * 2,481 13,621
Precision BioSciences, Inc. * 1,312 12,936
Prelude Therapeutics, Inc. * 513 16,437
Prometheus Biosciences,
Inc. * 12 252
Protagonist Therapeutics,
Inc. * 859 42,460
Prothena Corp. plc * 1,200 60,120
PTC Therapeutics, Inc. * 2,230 85,476
Puma Biotechnology, Inc. * 951 7,152
Radius Health, Inc. * 1,556 23,542
Rallybio Corp. * 917 15,589
RAPT Therapeutics, Inc. * 407 12,483
Recursion Pharmaceuticals,
Inc., Class A * 1,012 30,714
Regeneron Pharmaceuticals,
Inc. * 2,665 1,531,336
REGENXBIO, Inc. * 1,154 37,297
Common Stocks
Shares Value ($)
Biotechnology
Relay Therapeutics, Inc. * 1,181 38,312
Replimune Group, Inc. * 682 22,322
REVOLUTION Medicines,
Inc. * 960 27,494
Rhythm Pharmaceuticals,
Inc. * 1,134 19,607
Rigel Pharmaceuticals, Inc. * 5,953 23,812
Rocket Pharmaceuticals, Inc. * 1,337 47,891
Rubius Therapeutics, Inc. * 1,341 28,818
Sage Therapeutics, Inc. * 1,165 50,945
Sana Biotechnology, Inc. * 823 13,407
Sangamo Therapeutics, Inc. * 4,036 38,665
Sarepta Therapeutics, Inc. * 2,297 155,691
Scholar Rock Holding Corp. * 815 25,469
Seagen, Inc. * 3,481 533,951
Selecta Biosciences, Inc. * 2,043 7,069
Seres Therapeutics, Inc. * 1,229 8,726
Sesen Bio, Inc. * 173 645
Shattuck Labs, Inc. * 225 4,959
Silverback Therapeutics, Inc. * 616 18,652
Solid Biosciences, Inc. * 956 2,667
Sorrento Therapeutics,
Inc. *(d) 5,898 48,423
Spectrum Pharmaceuticals,
Inc. * 4,159 13,392
Spero Therapeutics, Inc. * 543 7,244
SpringWorks Therapeutics,
Inc. * 782 67,017
Stoke Therapeutics, Inc. * 481 13,771
Sutro Biopharma, Inc. * 531 9,043
Syndax Pharmaceuticals,
Inc. * 1,084 15,805
Syros Pharmaceuticals, Inc. * 1,577 7,286
Talaris Therapeutics, Inc. * 1,194 16,489
Taysha Gene Therapies, Inc. * 398 6,881
TCR2 Therapeutics, Inc. * 482 5,996
TG Therapeutics, Inc. * 3,024 105,810
Tonix Pharmaceuticals
Holding Corp. * 330 236
Translate Bio, Inc. * 1,944 53,732
Travere Therapeutics, Inc. * 1,385 19,044
Trevena, Inc. * 157 209
Trillium Therapeutics, Inc. * 3,299 21,542
Turning Point Therapeutics,
Inc. * 1,363 86,987
Twist Bioscience Corp. * 1,179 145,076
Ultragenyx Pharmaceutical,
Inc. * 1,870 149,282
United Therapeutics Corp. * 1,091 198,486
UroGen Pharma Ltd. * 672 10,416
Vaccitech plc , ADR-UK* 1,407 20,486
Vanda Pharmaceuticals, Inc. * 1,770 28,869
Vaxart, Inc. * 970 6,974
Vaxcyte, Inc. * 737 15,978
VBI Vaccines, Inc. * 4,464 13,303
Veracyte, Inc. * 1,739 77,490
Verastem, Inc. * 4,622 14,929
Vericel Corp. * 1,445 76,498
Vertex Pharmaceuticals, Inc. * 6,889 1,388,685
Verve Therapeutics, Inc. *(d) 1,416 84,153

36 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Viking Therapeutics, Inc. * 2,309 14,200
Vir Biotechnology, Inc. * 1,549 55,222
Viracta Therapeutics, Inc. * 35 368
VistaGen Therapeutics, Inc. * 140 372
Vor BioPharma, Inc. * 990 12,395
XBiotech, Inc. 515 8,343
Xencor, Inc. * 2,224 68,455
XOMA Corp. * 205 6,642
Y-mAbs Therapeutics, Inc. * 1,001 33,133
Zentalis Pharmaceuticals,
Inc. * 338 17,985
ZIOPHARM Oncology, Inc. * 7,126 16,176
31,817,029
Building Products 0.3%
A O Smith Corp. 3,378 237,575
AAON, Inc. 884 54,941
Advanced Drainage Systems,
Inc. 1,410 172,147
Allegion plc 2,287 312,404
American Woodmark Corp. * 152 11,286
Apogee Enterprises, Inc. 924 36,655
Armstrong World Industries,
Inc. 1,281 138,579
AZEK Co., Inc. (The) * 3,153 114,675
Builders FirstSource, Inc. * 5,491 244,349
Caesarstone Ltd. 815 10,815
Carrier Global Corp. 23,855 1,317,989
Cornerstone Building Brands,
Inc. * 1,270 21,361
CSW Industrials, Inc. 498 58,908
Fortune Brands Home &
Security, Inc. 3,748 365,318
Gibraltar Industries, Inc. * 1,080 80,654
Griffon Corp. 1,276 29,501
Insteel Industries, Inc. 687 26,676
Janus International Group,
Inc. * 35 490
JELD-WEN Holding, Inc. * 2,285 60,507
Johnson Controls International
plc 19,221 1,372,764
Lennox International, Inc. 842 277,380
Masco Corp. 7,836 467,888
Masonite International Corp. * 761 86,115
Owens Corning 2,784 267,709
PGT Innovations, Inc. * 443 10,003
Quanex Building Products
Corp. 1,157 28,740
Resideo Technologies, Inc. * 3,292 97,114
Simpson Manufacturing Co.,
Inc. 1,110 124,853
Trane Technologies plc 6,263 1,275,209
Trex Co., Inc. * 3,029 294,116
UFP Industries, Inc. 1,512 112,281
View, Inc. * 4,003 24,378
7,733,380
Capital Markets 1.5%
26 Capital Acquisition Corp.,
Class A * 28 272
Common Stocks
Shares Value ($)
Capital Markets
890 5th Avenue Partners, Inc.,
Class A * 30 297
Adit EdTech Acquisition
Corp. * 27 262
Affiliated Managers Group,
Inc. 1,128 178,720
African Gold Acquisition Corp.,
Class A * 37 358
Ajax I, Class A * 82 817
Alkuri Global Acquisition
Corp. * 35 345
Altimar Acquisition Corp. II,
Class A * 35 344
Altimeter Growth Corp.,
Class A * 51 545
Altimeter Growth Corp. 2,
Class A * 45 447
Altitude Acquisition Corp.,
Class A * 31 304
Ameriprise Financial, Inc. 3,134 807,193
Apollo Global Management,
Inc. (d) 6,691 393,832
Apollo Strategic Growth
Capital, Class A * 83 811
Apollo Strategic Growth
Capital II, Class A * 70 684
Ares Acquisition Corp.,
Class A * 102 998
Ares Capital Corp. 2,798 55,876
Ares Management Corp. 4,195 300,404
Artisan Partners Asset
Management, Inc., Class A 2,011 96,709
Assetmark Financial Holdings,
Inc. * 1,409 36,775
Associated Capital Group,
Inc., Class A 184 6,935
Athlon Acquisition Corp.,
Class A * 28 272
Atlas Crest Investment Corp.,
Class A * 51 506
Atlas Crest Investment Corp.
II, Class A * 35 340
B. Riley Financial, Inc. 687 46,414
Bank of New York Mellon
Corp. (The) 29,990 1,539,387
BGC Partners, Inc., Class A 10,824 57,908
Bite Acquisition Corp. * 26 252
BlackRock, Inc. 144 124,872
Blackstone Group, Inc.
(The) (d) 18,441 2,125,694
Blucora, Inc. * 1,746 29,438
BlueRiver Acquisition Corp.,
Class A * 28 271
Bluescape Opportunities
Acquisition Corp., Class A * 62 608
BowX Acquisition Corp.,
Class A * 40 423
Brightsphere Investment
Group, Inc. 2,246 56,128

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Capital Markets
Broadscale Acquisition Corp.,
Class A * 35 340
Brookfield Asset Management,
Inc., Class A 3 178
Burgundy Technology
Acquisition Corp., Class A * 36 355
Capstar Special Purpose
Acquisition Corp., Class A * 28 275
Carlyle Group, Inc. (The) 5,595 282,380
Carney Technology Acquisition
Corp. II, Class A * 42 407
Cboe Global Markets, Inc. 3,227 382,303
CBRE Acquisition Holdings,
Inc., Class A * 41 405
CC Neuberger Principal
Holdings II, Class A * 84 823
CC Neuberger Principal
Holdings III, Class A * 41 399
CF Acquisition Corp. IV,
Class A * 52 506
Charles Schwab Corp. (The) 42,044 2,856,890
CHP Merger Corp., Class A * 31 309
Churchill Capital Corp. V,
Class A * 51 502
Churchill Capital Corp. VI,
Class A * 56 552
Churchill Capital Corp. VII,
Class A * 141 1,378
Clarim Acquisition Corp.,
Class A * 29 281
Class Acceleration Corp.,
Class A * 26 251
CME Group, Inc. 9,632 2,043,236
Cohen & Steers, Inc. 720 59,911
Cohn Robbins Holdings Corp.,
Class A * 84 825
Compute Health Acquisition
Corp., Class A * 76 738
Concord Acquisition Corp.,
Class A * 29 294
Constellation Acquisition Corp.
I, Class A * 32 315
Conx Corp., Class A * 76 744
Corner Growth Acquisition
Corp., Class A * 41 399
COVA Acquisition Corp.,
Class A * 31 299
Cowen, Inc., Class A 945 37,781
Crucible Acquisition Corp.,
Class A * 26 252
D & Z Media Acquisition Corp.,
Class A * 29 280
Decarbonization Plus
Acquisition Corp. II,
Class A * 41 404
Diamond Hill Investment
Group, Inc. 389 67,005
DiamondHead Holdings Corp.,
Class A * 35 337
Common Stocks
Shares Value ($)
Capital Markets
dMY Technology Group, Inc.
III, Class A * 31 308
Donnelley Financial Solutions,
Inc. * 88 2,834
DPCM Capital, Inc., Class A * 31 302
Dragoneer Growth
Opportunities Corp.,
Class A * 64 593
Dragoneer Growth
Opportunities Corp. II,
Class A * 29 286
Dragoneer Growth
Opportunities Corp. III,
Class A * 41 405
E.Merge Technology
Acquisition Corp., Class A * 62 606
East Resources Acquisition
Co., Class A * 35 342
ECP Environmental Growth
Opportunities Corp.,
Class A * 35 343
Empowerment & Inclusion
Capital I Corp., Class A * 28 271
Epiphany Technology
Acquisition Corp., Class A * 42 408
Equity Distribution Acquisition
Corp., Class A * 32 313
Evercore, Inc., Class A 923 122,021
Executive Network Partnering
Corp., Class A * 40 386
FactSet Research Systems,
Inc. 1,107 395,509
Far Peak Acquisition Corp.,
Class A * 53 527
Federated Hermes, Inc.,
Class B 3,568 115,746
Fifth Wall Acquisition Corp. I,
Class A * 36 446
Fintech Acquisition Corp. V,
Class A * 25 251
FirstMark Horizon Acquisition
Corp., Class A * 42 412
Focus Financial Partners, Inc.,
Class A * 1,857 95,320
Foresight Acquisition Corp.,
Class A * 26 256
Fortistar Sustainable Solutions
Corp., Class A * 26 252
Fortress Capital Acquisition
Corp., Class A * 36 354
Franklin Resources, Inc. 8,391 247,954
Fusion Acquisition Corp.,
Class A * 27 268
G Squared Ascend I, Inc.,
Class A * 35 342
GAMCO Investors, Inc.,
Class A 215 5,792
GCM Grosvenor, Inc., Class A 3,515 35,009
GigCapital4, Inc. * 38 372

38 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Global Partner Acquisition
Corp. II, Class A * 31 299
Global Synergy Acquisition
Corp., Class A * 26 252
GO Acquisition Corp.,
Class A * 59 579
Goal Acquisitions Corp. * 28 272
Golden Falcon Acquisition
Corp., Class A * 35 340
Goldman Sachs Group, Inc.
(The) 8,911 3,340,556
Gores Holdings V, Inc.,
Class A * 54 539
Gores Metropoulos II, Inc.,
Class A * 46 455
Greenhill & Co., Inc. 748 11,983
GS Acquisition Holdings Corp.
II, Class A * 55 551
Hamilton Lane Alliance
Holdings I, Inc., Class A * 28 272
Hamilton Lane, Inc., Class A 1,192 110,856
Health Assurance Acquisition
Corp., Class A * 54 527
Healthcare Capital Corp.,
Class A * 28 275
Healthcare Services
Acquisition Corp., Class A * 34 329
Hennessy Capital Investment
Corp. V, Class A * 35 350
HIG Acquisition Corp.,
Class A * 37 361
Highland Transcend Partners I
Corp., Class A * 31 302
Horizon Acquisition Corp.,
Class A * 26 257
Horizon Acquisition Corp. II,
Class A * 24 234
Houlihan Lokey, Inc. 2,038 181,586
HumanCo Acquisition Corp.,
Class A * 32 312
IG Acquisition Corp., Class A * 31 302
Interactive Brokers Group,
Inc., Class A 2,484 153,660
Intercontinental Exchange,
Inc. 15,164 1,817,102
Invesco Ltd. 9,497 231,537
Jack Creek Investment Corp.,
Class A * 35 340
Jaws Mustang Acquisition
Corp., Class A * 105 1,026
Jaws Spitfire Acquisition
Corp., Class A * 35 348
Jefferies Financial Group, Inc. 7,063 234,421
JOFF Fintech Acquisition
Corp., Class A * 42 408
Kairos Acquisition Corp.,
Class A * 28 270
Kernel Group Holdings, Inc.,
Class A * 31 302
Common Stocks
Shares Value ($)
Capital Markets
Khosla Ventures Acquisition
Co. * 36 355
Khosla Ventures Acquisition
Co. II, Class A * 42 444
Khosla Ventures Acquisition
Co. III, Class A * 51 506
KINS Technology Group, Inc.,
Class A * 28 277
KKR & Co., Inc. 14,610 931,534
KL Acquisition Corp., Class A * 29 282
Lazard Growth Acquisition
Corp. I * 59 574
Lazard Ltd., Class A 2,098 99,026
Leo Holdings Corp. II,
Class A * 38 369
Liberty Media Acquisition
Corp., Class A * 59 602
Live Oak Acquisition Corp. II,
Class A * 26 260
LPL Financial Holdings, Inc. 2,426 342,163
Lux Health Tech Acquisition
Corp., Class A * 27 265
MarketAxess Holdings, Inc. 1,049 498,453
Marlin Technology Corp.,
Class A * 42 408
Marquee Raine Acquisition
Corp., Class A * 38 377
Mason Industrial Technology,
Inc., Class A * 51 495
MDH Acquisition Corp.,
Class A * 28 275
Moelis & Co., Class A 1,952 115,656
Montes Archimedes
Acquisition Corp., Class A * 42 416
Moody's Corp. 4,702 1,767,952
Morgan Stanley 37,574 3,606,353
Morningstar, Inc. 699 176,588
Motive Capital Corp., Class A * 42 408
MSCI, Inc. 2,438 1,452,950
Mudrick Capital Acquisition
Corp. II, Class A * 32 344
Nasdaq, Inc. 3,474 648,700
Nebula Caravel Acquisition
Corp., Class A * 28 308
NextGen Acquisition Corp. * 38 378
North Atlantic Acquisition
Corp., Class A * 39 379
Northern Genesis Acquisition
Corp. II * 53 526
Northern Star Investment
Corp. II, Class A * 41 408
Northern Trust Corp. 6,259 706,328
Novus Capital Corp. II,
Class A * 29 282
Oaktree Acquisition Corp. II,
Class A * 25 246
One Equity Partners Open
Water I Corp., Class A * 35 338
Open Lending Corp., Class A * 2,833 107,654

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Capital Markets
Oppenheimer Holdings, Inc.,
Class A 563 25,307
Perella Weinberg Partners * 24 293
Peridot Acquisition Corp.,
Class A * 31 309
Periphas Capital Partnering
Corp., Class A * 15 362
Pershing Square Tontine
Holdings Ltd., Class A * 51 1,038
Pioneer Merger Corp.,
Class A * 41 407
Piper Sandler Cos. 668 81,957
Pivotal Investment Corp. III,
Class A * 28 270
PJT Partners, Inc., Class A 854 66,757
Poema Global Holdings Corp.,
Class A * 35 340
Pontem Corp., Class A * 70 675
Powered Brands, Class A * 28 272
Prime Impact Acquisition I,
Class A * 23 224
Prospector Capital Corp.,
Class A * 33 320
Pzena Investment
Management, Inc., Class A 647 7,408
Qell Acquisition Corp.,
Class A * 34 337
Queen's Gambit Growth
Capital, Class A * 35 345
Raymond James Financial,
Inc. 3,659 473,767
RedBall Acquisition Corp.,
Class A * 46 450
Reinvent Technology Partners,
Class A * 70 699
Ribbit LEAP Ltd., Class A * 42 442
Rice Acquisition Corp.,
Class A * 24 406
RMG Acquisition Corp. II,
Class A * 32 319
RMG Acquisition Corp. III,
Class A * 49 475
Rotor Acquisition Corp.,
Class A * 28 278
S&P Global, Inc. 6,540 2,803,829
Science Strategic Acquisition
Corp. Alpha, Class A * 32 313
Sculptor Capital Management,
Inc. 680 15,790
SEI Investments Co. 4,049 246,179
Senior Connect Acquisition
Corp. I, Class A * 42 409
Seven Oaks Acquisition Corp.,
Class A * 26 257
Social Capital Hedosophia
Holdings Corp. IV, Class A * 47 472
Social Capital Hedosophia
Holdings Corp. VI, Class A * 117 1,158
Common Stocks
Shares Value ($)
Capital Markets
Social Leverage Acquisition
Corp. I, Class A * 35 341
Spartan Acquisition Corp. III,
Class A * 56 552
Sports Entertainment
Acquisition Corp., Class A * 46 455
Spring Valley Acquisition
Corp., Class A * 23 231
Star Peak Corp. II, Class A * 41 408
State Street Corp. 10,074 877,848
StepStone Group, Inc.,
Class A 1,107 50,380
Stifel Financial Corp. 2,486 165,418
StoneX Group, Inc. * 568 36,653
Supernova Partners
Acquisition Co., Inc.,
Class A * 41 405
Sustainable Development
Acquisition I Corp., Class A * 32 311
SVF Investment Corp.,
Class A * 61 595
SVF Investment Corp. 3,
Class A * 34 333
Switchback II Corp., Class A * 32 316
T. Rowe Price Group, Inc. 6,393 1,305,195
Tailwind Acquisition Corp.,
Class A * 34 340
Tastemaker Acquisition Corp.,
Class A * 28 271
Tekkorp Digital Acquisition
Corp., Class A * 24 233
Thimble Point Acquisition
Corp., Class A * 28 276
Thunder Bridge Capital
Partners III, Inc., Class A * 32 313
TLG Acquisition One Corp.,
Class A * 41 398
Tortoise Acquisition Corp. II * 35 347
TPG Pace Beneficial Finance
Corp., Class A * 36 427
TPG Pace Tech Opportunities
Corp., Class A * 46 459
Tradeweb Markets, Inc.,
Class A 3,372 292,454
Trebia Acquisition Corp.,
Class A * 42 415
TWC Tech Holdings II Corp.,
Class A * 61 606
Value Line, Inc. 36 1,152
VectoIQ Acquisition Corp. II,
Class A * 34 330
Vector Acquisition Corp.,
Class A * 33 336
Vector Acquisition Corp. II,
Class A * 47 457
Victory Capital Holdings, Inc.,
Class A 16 488
Virtu Financial, Inc., Class A 2,123 54,646

40 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Virtus Investment Partners,
Inc. 292 80,630
Viveon Health Acquisition
Corp. * 26 258
WisdomTree Investments, Inc. 851 5,259
Yucaipa Acquisition Corp.,
Class A * 35 345
35,800,850
Chemicals 0.7%
AdvanSix, Inc. * 1,002 33,517
Air Products & Chemicals, Inc. 5,912 1,720,569
Albemarle Corp. 3,011 620,386
American Vanguard Corp. 1,064 17,567
Amyris, Inc. * 4,557 66,441
Ashland Global Holdings, Inc. 1,518 129,136
Avient Corp. 2,381 115,526
Axalta Coating Systems Ltd. * 5,718 172,112
Balchem Corp. 764 103,056
Cabot Corp. 1,977 108,854
Celanese Corp. 2,846 443,321
CF Industries Holdings, Inc. 5,392 254,772
Chase Corp. 260 30,298
Chemours Co. (The) 4,187 139,218
Corteva, Inc. 19,825 848,113
Danimer Scientific, Inc. * 1,967 32,810
Diversey Holdings Ltd. * 46 767
Dow, Inc. 19,917 1,238,041
DuPont de Nemours, Inc. 14,169 1,063,383
Eastman Chemical Co. 3,782 426,307
Ecolab, Inc. 6,518 1,439,370
Element Solutions, Inc. 5,800 135,662
Ferro Corp. * 2,840 59,072
FMC Corp. 3,546 379,245
FutureFuel Corp. 965 8,202
GCP Applied Technologies,
Inc. * 1,720 39,990
Hawkins, Inc. 681 24,727
HB Fuller Co. 1,185 76,575
Huntsman Corp. 5,561 146,866
Ingevity Corp. * 1,108 94,114
Innospec, Inc. 831 73,502
International Flavors &
Fragrances, Inc. 6,596 993,621
Intrepid Potash, Inc. * 341 10,332
Koppers Holdings, Inc. * 718 22,050
Kraton Corp. * 1,108 42,315
Kronos Worldwide, Inc. 829 11,531
Livent Corp. * 4,642 90,565
LyondellBasell Industries NV,
Class A 7,082 703,455
Marrone Bio Innovations, Inc. * 1,782 2,227
Minerals Technologies, Inc. 680 54,550
Mosaic Co. (The) 9,526 297,497
NewMarket Corp. 165 52,125
Olin Corp. 4,013 188,731
Origin Materials, Inc. * 74 437
Orion Engineered Carbons
SA * 452 8,172
PPG Industries, Inc. 6,201 1,013,987
Common Stocks
Shares Value ($)
Chemicals
PQ Group Holdings, Inc. 1,398 21,753
PureCycle Technologies, Inc. * 1,439 21,312
Quaker Chemical Corp. 281 70,739
Rayonier Advanced Materials,
Inc. * 2,107 14,686
RPM International, Inc. 3,458 299,428
Scotts Miracle-Gro Co. (The) 1,012 179,084
Sensient Technologies Corp. 1,073 93,544
Sherwin-Williams Co. (The) 6,365 1,852,406
Stepan Co. 707 83,391
Tredegar Corp. 928 12,129
Trinseo SA 1,160 63,058
Tronox Holdings plc, Class A 2,628 48,434
Valvoline, Inc. 5,062 155,302
Venator Materials plc * 55 174
W R Grace & Co. 1,423 99,041
Westlake Chemical Corp. 850 70,482
Zymergen, Inc. * 778 27,067
16,645,144
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 1,437 66,806
ACCO Brands Corp. 2,881 25,756
ACV Auctions, Inc., Class A * 19 440
ADT, Inc. 2,730 28,638
Brady Corp., Class A 1,498 81,911
BrightView Holdings, Inc. * 1,067 17,104
Brink's Co. (The) 1,214 93,429
Casella Waste Systems, Inc.,
Class A * 1,485 102,138
CECO Environmental Corp. * 1,380 9,715
Cimpress plc * 195 19,939
Cintas Corp. 2,446 964,164
Clean Harbors, Inc. * 1,348 128,060
CompX International, Inc. 68 1,265
Copart, Inc. * 5,701 838,047
CoreCivic, Inc. * 3,178 32,670
Covanta Holding Corp. 1,647 33,105
Deluxe Corp. 743 32,618
Driven Brands Holdings, Inc. * 1,130 35,957
Ennis, Inc. 880 17,398
Harsco Corp. * 2,568 51,668
Healthcare Services Group,
Inc. 1,505 39,280
Heritage-Crystal Clean, Inc. * 568 16,006
Herman Miller, Inc. 2,061 88,932
HNI Corp. 1,069 39,874
IAA, Inc. * 3,385 204,725
Interface, Inc. 1,986 28,638
KAR Auction Services, Inc. * 3,308 54,516
Kimball International, Inc.,
Class B 1,261 15,611
Matthews International Corp.,
Class A 1,054 36,468
Montrose Environmental
Group, Inc. * 652 35,006
MSA Safety, Inc. 991 163,000
NL Industries, Inc. 307 1,851
Pitney Bowes, Inc. 1,667 13,336
Republic Services, Inc. 5,275 624,349

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Rollins, Inc. 6,304 241,632
RR Donnelley & Sons Co. * 69 422
SP Plus Corp. * 807 26,462
Steelcase, Inc., Class A 3,005 41,319
Stericycle, Inc. * 2,637 186,040
Team, Inc. * 1,042 6,429
Tetra Tech, Inc. 1,497 199,879
UniFirst Corp. 325 70,775
US Ecology, Inc. * 982 34,370
Viad Corp. * 721 33,058
VSE Corp. 354 17,718
Waste Management, Inc. 11,111 1,647,317
6,447,841
Communications Equipment 0.4%
ADTRAN, Inc. 1,626 36,439
Arista Networks, Inc. * 1,622 616,993
Aviat Networks, Inc. * 10 373
CalAmp Corp. * 1,134 13,755
Calix, Inc. * 1,648 77,093
Cambium Networks Corp. * 159 7,004
Casa Systems, Inc. * 1,014 7,615
Ciena Corp. * 4,378 254,537
Cisco Systems, Inc. 113,978 6,310,962
Clearfield, Inc. * 310 13,491
CommScope Holding Co.,
Inc. * 5,054 106,943
Comtech Telecommunications
Corp. 891 22,248
Digi International, Inc. * 1,034 21,383
DZS, Inc. * 365 7,209
EchoStar Corp., Class A * 969 21,609
Extreme Networks, Inc. * 4,277 47,090
F5 Networks, Inc. * 1,583 326,905
Genasys, Inc. * 33 185
Harmonic, Inc. * 3,080 27,258
Infinera Corp. * 5,396 53,474
Inseego Corp. * 2,255 19,596
Juniper Networks, Inc. 9,489 267,020
KVH Industries, Inc. * 490 5,547
Lumentum Holdings, Inc. * 2,076 174,363
Motorola Solutions, Inc. 4,316 966,439
NETGEAR, Inc. * 1,041 35,654
NetScout Systems, Inc. * 1,162 33,419
Plantronics, Inc. * 368 11,478
Ribbon Communications, Inc. * 2,564 17,717
Ubiquiti, Inc. 174 54,479
ViaSat, Inc. * 1,215 60,313
Viavi Solutions, Inc. * 5,765 96,218
9,714,809
Construction & Engineering 0.1%
AECOM * 3,736 235,219
Ameresco, Inc., Class A * 850 58,250
API Group Corp. Reg. S *(a) 4,881 111,873
Arcosa, Inc. 1,117 61,167
Argan, Inc. 525 23,599
Comfort Systems USA, Inc. 1,136 84,916
Concrete Pumping Holdings,
Inc. * 859 7,473
Common Stocks
Shares Value ($)
Construction & Engineering
Construction Partners, Inc.,
Class A * 732 24,581
Dycom Industries, Inc. * 702 48,719
EMCOR Group, Inc. 1,372 167,123
Fluor Corp. * 2,726 45,415
Granite Construction, Inc. 1,353 51,982
Great Lakes Dredge & Dock
Corp. * 2,218 34,157
HC2 Holdings, Inc. *(d) 2,166 7,971
IES Holdings, Inc. * 228 12,405
MasTec, Inc. * 1,607 162,677
Matrix Service Co. * 926 10,103
MYR Group, Inc. * 481 45,998
Northwest Pipe Co. * 295 8,381
NV5 Global, Inc. * 370 35,150
Primoris Services Corp. 1,567 46,853
Quanta Services, Inc. 3,754 341,239
Sterling Construction Co.,
Inc. * 1,008 22,136
Tutor Perini Corp. * 1,393 19,599
Valmont Industries, Inc. 538 127,479
WillScot Mobile Mini Holdings
Corp. * 4,565 131,061
1,925,526
Construction Materials 0.1%
Eagle Materials, Inc. 1,172 165,627
Forterra, Inc. * 546 12,880
Martin Marietta Materials, Inc. 1,613 586,003
Summit Materials, Inc.,
Class A * 2,592 87,091
United States Lime &
Minerals, Inc. 71 9,869
US Concrete, Inc. * 594 43,249
Vulcan Materials Co. 3,643 655,704
1,560,423
Consumer Finance 0.3%
Ally Financial, Inc. 10,239 525,875
American Express Co. 17,453 2,976,260
Atlanticus Holdings Corp. * 158 6,870
Capital One Financial Corp. 11,974 1,936,196
Credit Acceptance Corp. *(d) 244 118,284
Curo Group Holdings Corp. 643 10,140
Discover Financial Services 8,238 1,024,148
Encore Capital Group, Inc. * 1,068 50,559
Enova International, Inc. * 1,096 36,267
EZCORP, Inc., Class A * 2,105 12,041
FirstCash, Inc. 1,001 79,279
Green Dot Corp., Class A * 271 12,485
Katapult Holdings, Inc. * 25 200
LendingClub Corp. * 2,492 60,805
LendingTree, Inc. * 279 54,466
Navient Corp. 5,304 108,361
Nelnet, Inc., Class A 756 56,927
OneMain Holdings, Inc. 2,381 145,241
Oportun Financial Corp. * 683 14,398
PRA Group, Inc. * 1,580 61,288
PROG Holdings, Inc. 1,536 67,231
Regional Management Corp. 355 18,364

42 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
Santander Consumer USA
Holdings, Inc. 1,797 73,731
SLM Corp. 8,736 164,499
SoFi Technologies, Inc. * 82 1,266
Sunlight Financial Holdings,
Inc. * 35 287
Synchrony Financial 16,311 766,943
Upstart Holdings, Inc. * 335 40,454
World Acceptance Corp. * 186 35,260
8,458,125
Containers & Packaging 0.2%
Amcor plc 41,019 474,180
AptarGroup, Inc. 1,800 232,056
Ardagh Group SA 721 16,835
Avery Dennison Corp. 2,321 488,988
Ball Corp. 8,739 706,810
Berry Global Group, Inc. * 3,527 226,751
Crown Holdings, Inc. 3,522 351,355
Graphic Packaging Holding
Co. 7,148 137,027
Greif, Inc., Class A 976 59,231
International Paper Co. 10,322 596,199
Myers Industries, Inc. 1,298 27,492
O-I Glass, Inc. * 3,812 56,379
Packaging Corp. of America 2,547 360,400
Pactiv Evergreen, Inc. 1,961 28,376
Ranpak Holdings Corp. * 522 13,374
Sealed Air Corp. 3,625 205,719
Silgan Holdings, Inc. 1,736 70,343
Sonoco Products Co. 2,516 160,495
UFP Technologies, Inc. * 263 15,722
Westrock Co. 7,228 355,690
4,583,422
Distributors 0.1%
Core-Mark Holding Co., Inc. 872 37,531
Funko, Inc., Class A * 881 16,439
Genuine Parts Co. 3,789 480,900
Greenlane Holdings, Inc.,
Class A * 288 1,025
LKQ Corp. * 7,504 380,828
Pool Corp. 1,001 478,298
1,395,021
Diversified Consumer Services 0.1%
2U, Inc. * 1,409 61,151
Adtalem Global Education,
Inc. * 1,511 54,910
American Public Education,
Inc. * 507 15,017
Beachbody Co., Inc. (The) * 31 278
Bright Horizons Family
Solutions, Inc. * 1,576 235,612
Carriage Services, Inc. 635 23,609
Chegg, Inc. *(d) 3,526 312,509
Coursera, Inc. * 16 569
Duolingo, Inc. * 59 8,275
Frontdoor, Inc. * 2,203 107,815
Graham Holdings Co., Class B 90 59,819
Common Stocks
Shares Value ($)
Diversified Consumer Services
Grand Canyon Education,
Inc. * 1,186 109,551
H&R Block, Inc. 4,565 112,071
Houghton Mifflin Harcourt
Co. * 3,492 39,530
Laureate Education, Inc.,
Class A * 3,737 55,345
Mister Car Wash, Inc. * 663 13,817
OneSpaWorld Holdings Ltd. * 1,489 14,711
Perdoceo Education Corp. * 2,328 27,610
PowerSchool Holdings, Inc.,
Class A * 4,590 84,686
Regis Corp. * 898 7,157
Service Corp. International 5,210 325,573
Strategic Education, Inc. 739 58,595
Stride, Inc. * 314 9,627
Terminix Global Holdings,
Inc. * 3,579 187,898
Vivint Smart Home, Inc. * 2,393 29,362
WW International, Inc. * 1,359 41,776
1,996,873
Diversified Financial Services 0.6%
Alerus Financial Corp. 431 12,046
A-Mark Precious Metals, Inc. 7 357
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,043 17,189
Berkshire Hathaway, Inc.,
Class B * 49,719 13,836,300
Cannae Holdings, Inc. * 1,757 58,420
Equitable Holdings, Inc. 10,802 333,458
Marlin Business Services
Corp. 274 6,181
Voya Financial, Inc. 4,564 293,922
14,557,873
Diversified Telecommunication Services 0.5%
Anterix, Inc. * 453 26,419
AST SpaceMobile, Inc. * 44 474
AT&T, Inc. 188,332 5,282,713
ATN International, Inc. 388 16,703
Bandwidth, Inc., Class A * 661 85,705
Cincinnati Bell, Inc. * 1,615 24,774
Cogent Communications
Holdings, Inc. 1,380 107,102
Consolidated Communications
Holdings, Inc. * 2,554 19,640
Cyxtera Technologies, Inc. * 41 389
Globalstar, Inc. * 19,799 27,323
IDT Corp., Class B * 488 24,302
Iridium Communications, Inc. * 3,167 133,743
Liberty Latin America Ltd.,
Class A * 3,980 54,753
Lumen Technologies, Inc. 29,534 368,289
Ooma, Inc. * 654 12,132
ORBCOMM, Inc. * 2,606 29,422
Radius Global Infrastructure,
Inc. * 47 721

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. 109,371 6,100,714
12,315,318
Electric Utilities 0.7%
ALLETE, Inc. 1,254 88,181
Alliant Energy Corp. 6,915 404,735
American Electric Power Co.,
Inc. 13,219 1,164,858
Avangrid, Inc. (d) 1,272 66,322
Duke Energy Corp. 21,288 2,237,582
Edison International 11,650 634,925
Entergy Corp. 5,167 531,787
Evergy, Inc. 5,876 383,233
Eversource Energy 9,046 780,398
Exelon Corp. 27,284 1,276,891
FirstEnergy Corp. 16,417 629,099
Hawaiian Electric Industries,
Inc. 2,696 116,845
IDACORP, Inc. 1,281 135,081
MGE Energy, Inc. 1,185 92,572
NextEra Energy, Inc. 51,983 4,049,476
NRG Energy, Inc. 6,649 274,205
OGE Energy Corp. 5,237 176,749
Otter Tail Corp. 1,391 70,649
PG&E Corp. * 38,948 342,353
Pinnacle West Capital Corp. 2,944 245,971
PNM Resources, Inc. 1,984 95,887
Portland General Electric Co. 2,272 111,101
PPL Corp. 22,591 640,907
Southern Co. (The) 30,479 1,946,694
Spark Energy, Inc., Class A 425 4,730
Xcel Energy, Inc. 16,148 1,102,101
17,603,332
Electrical Equipment 0.3%
Acuity Brands, Inc. 995 174,503
Advent Technologies
Holdings, Inc. * 32 249
Allied Motion Technologies,
Inc. 426 14,020
American Superconductor
Corp. * 576 8,093
AMETEK, Inc. 6,269 871,704
Array Technologies, Inc. * 2,689 36,409
Atkore, Inc. * 1,080 81,119
AZZ, Inc. 898 47,585
Babcock & Wilcox Enterprises,
Inc. * 57 408
Beam Global * 8 245
Bloom Energy Corp.,
Class A *(d) 3,652 79,614
ChargePoint Holdings,
Inc. *(d) 3,515 83,130
Eaton Corp. plc 10,567 1,670,114
Emerson Electric Co. 15,566 1,570,454
Encore Wire Corp. 683 53,568
EnerSys 826 81,493
Eos Energy Enterprises, Inc. * 35 543
FTC Solar, Inc. * 338 3,427
FuelCell Energy, Inc. * 9,284 58,768
Common Stocks
Shares Value ($)
Electrical Equipment
Generac Holdings, Inc. * 1,673 701,589
GrafTech International Ltd. 5,453 62,001
Hubbell, Inc. 1,370 274,630
LSI Industries, Inc. 26 196
nVent Electric plc 4,131 130,581
Plug Power, Inc. * 13,565 370,053
Powell Industries, Inc. 334 9,716
Preformed Line Products Co. 99 6,784
Regal Beloit Corp. 1,087 160,039
Rockwell Automation, Inc. 3,067 942,857
Romeo Power, Inc. * 89 627
Sensata Technologies Holding
plc * 4,070 238,583
Shoals Technologies Group,
Inc., Class A * 2,360 68,652
Stem, Inc. *(d) 1,740 47,171
Sunrun, Inc. * 5,370 284,449
Sunworks, Inc. * 27 233
Thermon Group Holdings,
Inc. * 1,182 19,692
TPI Composites, Inc. * 1,050 41,097
Vertiv Holdings Co. 6,987 195,916
Vicor Corp. * 621 71,794
8,462,106
Electronic Equipment, Instruments & Components 0.3%
908 Devices, Inc. * 8 250
Advanced Energy Industries,
Inc. (d) 959 99,496
Aeva Technologies, Inc. * 111 972
Akoustis Technologies, Inc. * 814 7,879
Amphenol Corp., Class A 15,300 1,109,097
Arlo Technologies, Inc. * 2,610 15,947
Arrow Electronics, Inc. * 1,566 185,681
Avnet, Inc. 2,156 89,086
Badger Meter, Inc. 952 96,181
Belden, Inc. 853 41,797
Benchmark Electronics, Inc. 134 3,538
Berkshire Grey, Inc. * 29 274
CDW Corp. 3,673 673,445
Cognex Corp. 4,781 432,250
Coherent, Inc. * 623 153,221
Corning, Inc. 20,635 863,781
CTS Corp. 1,067 37,334
Daktronics, Inc. * 1,250 7,637
Enovix Corp. * 23 380
ePlus, Inc. * 76 7,027
Fabrinet * 851 80,437
FARO Technologies, Inc. * 612 44,609
Identiv, Inc. * 21 342
II-VI, Inc. * 2,562 178,853
Insight Enterprises, Inc. * 889 89,238
IPG Photonics Corp. * 989 215,760
Iteris, Inc. * 1,301 8,105
Itron, Inc. * 1,130 111,441
Jabil, Inc. 3,357 199,876
Keysight Technologies, Inc. * 4,886 803,991
Kimball Electronics, Inc. * 860 17,535
Knowles Corp. * 2,666 53,427
Littelfuse, Inc. 641 170,500

44 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Luna Innovations, Inc. * 826 10,185
Methode Electronics, Inc. 1,294 61,892
MicroVision, Inc. * 4,633 63,796
Napco Security Technologies,
Inc. * 427 15,094
National Instruments Corp. 3,458 152,532
nLight, Inc. * 1,191 41,316
Novanta, Inc. * 831 116,681
OSI Systems, Inc. * 306 30,615
Ouster, Inc. * 114 1,048
PAR Technology Corp. * 563 34,371
PC Connection, Inc. 399 18,976
Plexus Corp. * 541 48,863
Powerfleet, Inc. * 33 225
Rogers Corp. * 422 80,433
Sanmina Corp. * 1,316 50,561
ScanSource, Inc. * 26 717
SYNNEX Corp. 961 114,878
TE Connectivity Ltd. 336 49,550
Trimble, Inc. * 6,902 590,121
TTM Technologies, Inc. * 1,509 21,111
Velodyne Lidar, Inc. *(d) 3,012 24,126
Vishay Intertechnology, Inc. 3,089 68,360
Vishay Precision Group, Inc. * 414 15,041
Vontier Corp. 3,929 127,103
Zebra Technologies Corp.,
Class A * 1,451 801,648
8,338,630
Energy Equipment & Services 0.1%
Archrock, Inc. 4,068 35,025
Aspen Aerogels, Inc. * 591 22,251
Baker Hughes Co. 19,465 413,437
Bristow Group, Inc. * 246 6,391
Cactus, Inc., Class A 1,725 62,169
ChampionX Corp. * 5,686 132,143
Core Laboratories NV 47 1,568
DMC Global, Inc. * 514 22,498
Dril-Quip, Inc. * 235 6,716
Frank's International NV * 5,157 14,182
FTS International, Inc.,
Class A * 12 235
Halliburton Co. 22,397 463,170
Helix Energy Solutions Group,
Inc. * 5,097 21,153
Helmerich & Payne, Inc. 2,566 73,567
Liberty Oilfield Services, Inc.,
Class A * 2,245 22,877
Nabors Industries Ltd. * 57 4,988
National Energy Services
Reunited Corp. * 729 9,404
Newpark Resources, Inc. * 2,910 9,399
NexTier Oilfield Solutions,
Inc. * 5,723 21,862
NOV, Inc. * 11,573 159,823
Oceaneering International,
Inc. * 1,542 20,447
Oil States International, Inc. * 1,961 11,099
Patterson-UTI Energy, Inc. 2,472 19,825
ProPetro Holding Corp. * 2,757 20,815
Common Stocks
Shares Value ($)
Energy Equipment & Services
RPC, Inc. * 2,137 8,975
Schlumberger NV 38,151 1,099,893
Select Energy Services, Inc.,
Class A * 2,252 13,399
Solaris Oilfield Infrastructure,
Inc., Class A 1,028 8,944
TETRA Technologies, Inc. * 122 377
Tidewater, Inc. * 412 4,664
Transocean Ltd. * 593 2,141
US Silica Holdings, Inc. * 2,510 25,351
2,738,788
Entertainment 1.0%
Activision Blizzard, Inc. 20,396 1,705,514
AMC Entertainment Holdings,
Inc., Class A *(d) 10,311 381,713
Cinemark Holdings, Inc. * 1,862 28,917
CuriosityStream, Inc. * 28 308
Electronic Arts, Inc. 7,817 1,125,335
Eros STX Global Corp. * 3,061 3,337
IMAX Corp. * 1,679 27,099
Liberty Media Corp.-Liberty
Braves, Class C * 1,189 31,449
Liberty Media Corp.-Liberty
Formula One, Class A * 869 36,029
Liberty Media Corp-Liberty
Braves, Class A * 313 8,307
Liberty Media Corp-Liberty
Formula One, Class C * 4,902 230,051
Lions Gate Entertainment
Corp., Class A * 5,633 78,447
Live Nation Entertainment,
Inc. * 3,793 299,230
LiveXLive Media, Inc. * 899 3,182
Madison Square Garden
Entertainment Corp. * 832 58,207
Madison Square Garden
Sports Corp., Class A * 642 104,479
Marcus Corp. (The) * 746 11,988
Netflix, Inc. * 11,837 6,126,476
Playtika Holding Corp. * 1,836 40,814
ROBLOX Corp., Class A * 231 17,782
Roku, Inc. * 3,030 1,297,779
Sciplay Corp., Class A * 23 370
Skillz, Inc. *(d) 7,778 109,514
Spotify Technology SA * 3,476 794,857
Take-Two Interactive
Software, Inc. * 3,112 539,683
Walt Disney Co. (The) * 53,834 9,475,861
Warner Music Group Corp.,
Class A 90 3,401
World Wrestling
Entertainment, Inc., Class A 33,638 1,661,044
Zynga, Inc., Class A * 27,357 276,306
24,477,479
Equity Real Estate Investment Trusts (REITs) 1.7%
Acadia Realty Trust 1,188 25,423
Agree Realty Corp. 1,723 129,483
Alexander & Baldwin, Inc. 2,408 48,208

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Alexander's, Inc. 71 19,798
Alexandria Real Estate
Equities, Inc. 3,772 759,454
American Assets Trust, Inc. 1,701 62,818
American Campus
Communities, Inc. 3,890 195,706
American Finance Trust, Inc. 3,710 31,424
American Homes 4 Rent,
Class A 7,682 322,644
American Tower Corp. 11,955 3,380,874
Americold Realty Trust 6,334 246,076
Apartment Income REIT Corp. 3,988 209,928
Apartment Investment and
Management Co., Class A 3,987 27,749
Apple Hospitality REIT, Inc. 4,911 73,419
Armada Hoffler Properties,
Inc. 59 767
AvalonBay Communities, Inc. 4,148 945,039
Bluerock Residential Growth
REIT, Inc. 28 358
Boston Properties, Inc. 4,275 501,799
Brandywine Realty Trust 2,839 39,632
Brixmor Property Group, Inc. 8,403 193,437
Broadstone Net Lease, Inc. 3,699 96,248
BRT Apartments Corp. 281 4,937
Camden Property Trust 2,563 382,887
CareTrust REIT, Inc. 346 8,345
CatchMark Timber Trust, Inc.,
Class A 1,671 19,534
Centerspace 395 35,550
Chatham Lodging Trust * 1,670 20,508
City Office REIT, Inc. 1,492 19,202
Clipper Realty, Inc. 525 4,368
Columbia Property Trust, Inc. 4,008 66,813
Community Healthcare Trust,
Inc. 741 36,924
CorePoint Lodging, Inc. * 1,398 18,789
CoreSite Realty Corp. 1,052 145,397
Corporate Office Properties
Trust 3,691 108,663
Cousins Properties, Inc. 3,952 156,973
Crown Castle International
Corp. 12,217 2,358,980
CTO Realty Growth, Inc. 227 12,755
CubeSmart 5,711 283,608
CyrusOne, Inc. 3,141 223,859
DiamondRock Hospitality Co. * 3,211 27,647
Digital Realty Trust, Inc. 7,463 1,150,496
DigitalBridge Group, Inc. * 15,076 104,929
Diversified Healthcare Trust 7,838 30,568
Douglas Emmett, Inc. 4,547 151,870
Duke Realty Corp. 10,013 509,461
Easterly Government
Properties, Inc. 2,638 59,883
EastGroup Properties, Inc. 1,083 190,846
Empire State Realty Trust,
Inc., Class A 4,396 50,246
EPR Properties 2,016 101,405
Equinix, Inc. 2,502 2,052,666
Equity Commonwealth 2,593 68,170
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Equity LifeStyle Properties,
Inc. 4,696 393,525
Equity Residential 11,086 932,665
Essential Properties Realty
Trust, Inc. 3,332 99,294
Essex Property Trust, Inc. 1,680 551,208
Extra Space Storage, Inc. 3,505 610,361
Farmland Partners, Inc. 898 11,315
Federal Realty Investment
Trust 1,974 232,004
First Industrial Realty Trust,
Inc. 3,404 186,471
Four Corners Property Trust,
Inc. 77 2,211
Franklin Street Properties
Corp. 3,695 19,288
Gaming and Leisure
Properties, Inc. 5,883 278,501
GEO Group, Inc. (The) 3,667 25,376
Getty Realty Corp. 173 5,465
Gladstone Commercial Corp. 1,103 25,568
Gladstone Land Corp. 550 12,826
Global Medical REIT, Inc. 1,312 20,415
Global Net Lease, Inc. 3,102 57,294
Healthcare Realty Trust, Inc. 2,619 83,494
Healthcare Trust of America,
Inc., Class A 5,309 151,784
Healthpeak Properties, Inc. 15,210 562,314
Hersha Hospitality Trust * 1,136 10,690
Highwoods Properties, Inc. 2,753 131,291
Host Hotels & Resorts, Inc. * 18,891 300,934
Hudson Pacific Properties,
Inc. 3,336 90,939
Independence Realty Trust,
Inc. 3,197 61,638
Indus Realty Trust, Inc. 88 5,944
Industrial Logistics Properties
Trust 2,177 58,997
Innovative Industrial
Properties, Inc. 714 153,503
Invitation Homes, Inc. 14,899 606,091
Iron Mountain, Inc. 10,114 442,589
iStar, Inc. 804 19,481
JBG SMITH Properties 3,420 111,595
Kilroy Realty Corp. 3,025 209,542
Kimco Realty Corp. 11,426 243,717
Kite Realty Group Trust 2,870 57,859
Lamar Advertising Co.,
Class A 2,493 265,754
Lexington Realty Trust 8,672 114,037
Life Storage, Inc. 1,917 224,979
LTC Properties, Inc. 1,313 49,697
Macerich Co. (The) 4,761 77,604
Mack-Cali Realty Corp. * 2,455 44,190
Medical Properties Trust, Inc. 15,296 321,675
MGM Growth Properties LLC,
Class A 156 5,897
Mid-America Apartment
Communities, Inc. 3,498 675,464

46 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Monmouth Real Estate
Investment Corp. 1,962 37,356
National Health Investors, Inc. 951 64,887
National Retail Properties, Inc. 7,188 351,278
National Storage Affiliates
Trust 1,444 78,221
NETSTREIT Corp. 258 6,695
New Senior Investment
Group, Inc. 2,915 26,876
NexPoint Residential Trust,
Inc. 271 15,975
Office Properties Income Trust 1,513 43,847
Omega Healthcare Investors,
Inc. 6,410 232,555
One Liberty Properties, Inc. 617 18,874
Outfront Media, Inc. * 3,645 87,079
Paramount Group, Inc. 5,553 54,197
Park Hotels & Resorts, Inc. * 6,740 124,690
Pebblebrook Hotel Trust 3,082 69,314
Physicians Realty Trust 4,859 92,078
Piedmont Office Realty Trust,
Inc., Class A 2,577 49,015
Plymouth Industrial REIT, Inc. 542 12,509
Postal Realty Trust, Inc.,
Class A 12 231
PotlatchDeltic Corp. 1,659 86,168
Preferred Apartment
Communities, Inc., Class A 1,675 17,654
Prologis, Inc. 19,671 2,518,675
PS Business Parks, Inc. 471 72,379
Public Storage 4,159 1,299,604
QTS Realty Trust, Inc.,
Class A 1,594 123,870
Rayonier, Inc. 3,487 131,495
Realty Income Corp. 11,697 822,182
Regency Centers Corp. 4,526 296,046
Retail Opportunity
Investments Corp. 3,934 69,514
Retail Properties of America,
Inc., Class A 6,874 86,681
Retail Value, Inc. 652 15,935
Rexford Industrial Realty, Inc. 3,857 237,283
RLJ Lodging Trust 3,634 52,148
RPT Realty 2,593 33,035
Ryman Hospitality Properties,
Inc. * 1,229 94,264
Sabra Health Care REIT, Inc. 5,062 94,103
Safehold, Inc. 556 50,218
Saul Centers, Inc. 416 18,970
SBA Communications Corp. 3,256 1,110,263
Seritage Growth Properties,
Class A * 1,160 18,409
Service Properties Trust 574 6,389
Simon Property Group, Inc. 8,719 1,103,128
SITE Centers Corp. 5,063 80,299
SL Green Realty Corp. 1,977 147,207
Spirit Realty Capital, Inc. 2,831 142,173
STAG Industrial, Inc. 4,058 167,677
STORE Capital Corp. 9,951 360,127
Summit Hotel Properties, Inc. * 2,816 25,372
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Sun Communities, Inc. 2,811 551,265
Sunstone Hotel Investors,
Inc. * 4,893 56,465
Tanger Factory Outlet
Centers, Inc. 3,110 53,399
Terreno Realty Corp. 1,753 119,835
UDR, Inc. 7,367 405,111
UMH Properties, Inc. 1,044 24,304
Uniti Group, Inc. 5,994 70,190
Universal Health Realty
Income Trust 435 25,991
Urban Edge Properties 4,107 78,033
Urstadt Biddle Properties, Inc.,
Class A 1,101 20,996
Ventas, Inc. 10,205 610,055
VEREIT, Inc. 6,108 299,109
VICI Properties, Inc. 14,627 456,216
Vornado Realty Trust 5,079 220,936
Washington REIT 2,802 68,061
Weingarten Realty Investors 2,991 96,280
Welltower, Inc. 11,082 962,582
Weyerhaeuser Co. 19,546 659,287
Whitestone REIT 1,369 12,116
WP Carey, Inc. 4,874 393,283
Xenia Hotels & Resorts, Inc. * 2,346 41,477
40,133,985
Food & Staples Retailing 0.6%
Albertsons Cos., Inc.,
Class A (d) 9,414 203,342
Andersons, Inc. (The) 1,085 28,969
BJ's Wholesale Club Holdings,
Inc. * 3,709 187,824
Casey's General Stores, Inc. 917 181,300
Chefs' Warehouse, Inc. (The) * 854 24,698
Costco Wholesale Corp. 11,761 5,053,937
Grocery Outlet Holding Corp. * 1,818 60,212
HF Foods Group, Inc. * 1,315 6,799
Ingles Markets, Inc., Class A 500 29,880
Kroger Co. (The) 19,555 795,889
Natural Grocers by Vitamin
Cottage, Inc. 296 3,309
Performance Food Group
Co. * 3,822 175,124
PriceSmart, Inc. 473 42,447
Rite Aid Corp. * 1,867 28,378
SpartanNash Co. 1,186 23,068
Sprouts Farmers Market, Inc. * 2,719 66,833
Sysco Corp. 13,290 986,118
United Natural Foods, Inc. * 1,596 52,860
US Foods Holding Corp. * 5,760 197,798
Village Super Market, Inc.,
Class A 257 5,795
Walgreens Boots Alliance, Inc. 19,220 906,223
Walmart, Inc. 38,139 5,436,714
Weis Markets, Inc. 344 18,112
14,515,629
Food Products 0.5%
AppHarvest, Inc. *(d) 2,087 24,877

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
Food Products
Archer-Daniels-Midland Co. 15,247 910,551
B&G Foods, Inc. (d) 1,992 57,210
Beyond Meat, Inc. *(d) 1,465 179,756
Bunge Ltd. 3,666 284,592
Calavo Growers, Inc. 573 32,283
Cal-Maine Foods, Inc. 1,080 37,681
Campbell Soup Co. 5,527 241,640
Conagra Brands, Inc. 12,110 405,564
Darling Ingredients, Inc. * 4,258 294,100
Flowers Foods, Inc. 5,144 121,193
Fresh Del Monte Produce, Inc. 1,029 31,755
Freshpet, Inc. * 1,114 163,145
General Mills, Inc. 17,810 1,048,297
Hain Celestial Group, Inc.
(The) * 1,974 78,782
Hershey Co. (The) 3,857 689,940
Hormel Foods Corp. 7,920 367,330
Hostess Brands, Inc. * 4,101 65,985
Ingredion, Inc. (d) 1,689 148,311
J & J Snack Foods Corp. 524 86,135
J M Smucker Co. (The) 3,565 467,407
John B Sanfilippo & Son, Inc. 307 28,355
Kellogg Co. 6,242 395,493
Kraft Heinz Co. (The) 17,876 687,690
Lamb Weston Holdings, Inc. 3,759 250,988
Lancaster Colony Corp. 461 91,218
Landec Corp. * 827 9,047
Limoneira Co. 709 12,698
McCormick & Co., Inc.
(Non-Voting) 6,553 551,566
Mission Produce, Inc. * 1,620 31,379
Mondelez International, Inc.,
Class A 36,599 2,315,253
Pilgrim's Pride Corp. * 498 11,031
Post Holdings, Inc. * 1,568 160,469
Sanderson Farms, Inc. 457 85,386
Seaboard Corp. 2 8,220
Seneca Foods Corp., Class A * 211 11,550
Simply Good Foods Co.
(The) * 1,915 71,774
Tattooed Chef, Inc. *(d) 1,723 33,978
Tootsie Roll Industries, Inc. 567 19,499
TreeHouse Foods, Inc. * 1,110 49,284
Tyson Foods, Inc., Class A 9,371 669,652
Utz Brands, Inc. 1,797 40,684
Vital Farms, Inc. * 18 313
Whole Earth Brands, Inc. * 38 489
11,272,550
Gas Utilities 0.1%
Atmos Energy Corp. 3,397 334,910
Brookfield Infrastructure Corp.,
Class A (d) 1,094 70,847
Chesapeake Utilities Corp. 588 73,259
National Fuel Gas Co. 2,062 106,049
New Jersey Resources Corp. 2,134 82,202
Northwest Natural Holding Co. 1,019 53,284
ONE Gas, Inc. 1,314 96,947
South Jersey Industries, Inc. 3,163 79,613
Southwest Gas Holdings, Inc. 1,288 90,070
Common Stocks
Shares Value ($)
Gas Utilities
Spire, Inc. 1,276 90,532
Star Group LP 36 424
UGI Corp. 5,508 253,313
1,331,450
Health Care Equipment & Supplies 1.8%
Abbott Laboratories 46,091 5,576,089
ABIOMED, Inc. * 1,560 510,338
Accelerate Diagnostics, Inc. * 1,011 7,542
Accuray, Inc. * 3,496 14,334
Acutus Medical, Inc. * 1,138 17,525
Align Technology, Inc. * 2,087 1,452,135
Alphatec Holdings, Inc. * 1,313 19,354
AngioDynamics, Inc. * 1,278 34,033
Apyx Medical Corp. * 964 8,676
Asensus Surgical, Inc. * 459 1,074
Aspira Women's Health, Inc. * 1,520 6,810
AtriCure, Inc. * 1,317 111,234
Atrion Corp. 20 12,579
Avanos Medical, Inc. * 849 32,211
Axogen, Inc. * 1,173 23,894
Axonics, Inc. * 950 64,553
Baxter International, Inc. 13,256 1,025,352
Becton Dickinson and Co. 7,560 1,933,470
BioLife Solutions, Inc. * 273 12,804
Boston Scientific Corp. * 37,872 1,726,963
Butterfly Network, Inc. * 144 1,547
Cardiovascular Systems, Inc. * 1,210 48,751
Cerus Corp. * 5,304 26,732
ClearPoint Neuro, Inc. * 17 378
Co-Diagnostics, Inc. * 29 293
CONMED Corp. 871 120,146
Cooper Cos., Inc. (The) 1,194 503,593
CryoLife, Inc. * 1,237 33,399
CryoPort, Inc. * 1,108 68,386
Cutera, Inc. * 582 30,235
CytoSorbents Corp. * 1,272 9,680
Danaher Corp. 16,806 4,999,617
Dentsply Sirona, Inc. 5,962 393,730
DexCom, Inc. * 2,535 1,306,818
Eargo, Inc. * 145 5,220
Edwards Lifesciences Corp. * 16,327 1,833,032
Envista Holdings Corp. * 4,453 191,835
Figs, Inc., Class A * 352 12,813
Glaukos Corp. * 1,358 69,258
Globus Medical, Inc., Class A * 2,041 169,750
Haemonetics Corp. * 1,355 82,370
Heska Corp. * 249 59,934
Hill-Rom Holdings, Inc. 1,573 217,798
Hologic, Inc. * 6,511 488,585
ICU Medical, Inc. * 540 109,777
IDEXX Laboratories, Inc. * 2,228 1,511,765
Inari Medical, Inc. * 900 80,811
Inogen, Inc. * 629 50,175
Insulet Corp. * 1,835 513,231
Integer Holdings Corp. * 719 70,383
Integra LifeSciences Holdings
Corp. * 1,918 138,844
Intersect ENT, Inc. * 1,058 24,704
Intuitive Surgical, Inc. * 3,149 3,122,108

48 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Invacare Corp. * 1,438 10,397
iRadimed Corp. * 168 5,655
iRhythm Technologies, Inc. * 818 41,816
Lantheus Holdings, Inc. * 975 25,516
LeMaitre Vascular, Inc. 594 32,349
LivaNova plc * 1,188 102,524
Masimo Corp. * 1,298 353,562
Medtronic plc 36,075 4,737,008
Meridian Bioscience, Inc. * 1,448 29,684
Merit Medical Systems, Inc. * 1,313 92,028
Mesa Laboratories, Inc. 50 14,726
Misonix, Inc. * 484 12,845
Natus Medical, Inc. * 1,095 29,236
Neogen Corp. * 2,596 113,082
Neuronetics, Inc. * 23 305
Nevro Corp. * 881 136,555
Novocure Ltd. * 2,673 411,669
NuVasive, Inc. * 1,546 98,867
OraSure Technologies, Inc. * 2,166 25,537
Ortho Clinical Diagnostics
Holdings plc * 2,150 48,310
Orthofix Medical, Inc. * 624 24,798
OrthoPediatrics Corp. * 416 26,141
Outset Medical, Inc. * 1,377 56,402
PAVmed, Inc. * 1,349 9,268
Penumbra, Inc. * 943 251,055
Pulmonx Corp. * 893 35,416
Pulse Biosciences, Inc. * 387 7,934
Quidel Corp. *(d) 1,024 144,865
Quotient Ltd. * 2,268 7,734
ResMed, Inc. 3,810 1,035,558
Retractable Technologies,
Inc. * 422 4,967
SeaSpine Holdings Corp. * 755 14,790
Senseonics Holdings, Inc. *(d) 10,972 33,684
Shockwave Medical, Inc. * 892 162,344
SI-BONE, Inc. * 913 27,700
Sientra, Inc. * 1,267 10,453
Sight Sciences, Inc. * 332 12,274
Silk Road Medical, Inc. * 761 38,187
SmileDirectClub, Inc. * 103 727
Soliton, Inc. * 233 5,110
STAAR Surgical Co. * 1,258 160,923
Stereotaxis, Inc. * 1,480 13,483
STERIS plc 2,591 564,708
Stryker Corp. 9,131 2,473,953
Surmodics, Inc. * 470 25,902
Tactile Systems Technology,
Inc. * 606 29,682
Tandem Diabetes Care, Inc. * 1,571 170,721
Teleflex, Inc. 1,265 502,749
TransMedics Group, Inc. * 741 21,133
Utah Medical Products, Inc. 134 11,980
Vapotherm, Inc. * 575 14,870
Varex Imaging Corp. * 1,308 35,708
ViewRay, Inc. * 3,734 24,794
West Pharmaceutical
Services, Inc. 2,008 826,754
Zimmer Biomet Holdings, Inc. 5,639 921,525
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Zynex, Inc. * 632 8,778
42,925,409
Health Care Providers & Services 1.2%
1Life Healthcare, Inc. * 3,500 94,640
Acadia Healthcare Co.,
Inc. *(d) 2,379 146,832
Accolade, Inc. * 1,491 69,794
AdaptHealth Corp. * 1,912 42,810
Addus HomeCare Corp. * 463 40,184
agilon health, Inc. * 1,578 58,055
Alignment Healthcare, Inc. * 31 646
Amedisys, Inc. * 887 231,170
AmerisourceBergen Corp. 3,930 480,128
AMN Healthcare Services,
Inc. * 1,200 120,672
Anthem, Inc. 6,480 2,488,385
Apollo Medical Holdings,
Inc. *(d) 1,000 88,370
Apria, Inc. * 9 284
ATI Physical Therapy, Inc. * 44 150
Brookdale Senior Living, Inc. * 6,661 50,091
Cano Health, Inc. * 53 570
Cardinal Health, Inc. 7,960 472,665
Castle Biosciences, Inc. * 756 52,807
Centene Corp. * 15,319 1,051,037
Chemed Corp. 412 196,120
Cigna Corp. 9,117 2,092,260
Clover Health Investments
Corp. * 148 1,194
Community Health Systems,
Inc. * 2,367 31,528
CorVel Corp. * 316 44,499
Covetrus, Inc. * 3,209 81,701
Cross Country Healthcare,
Inc. * 1,350 22,167
CVS Health Corp. 35,046 2,886,389
DaVita, Inc. * 1,768 212,602
Encompass Health Corp. 2,883 240,010
Ensign Group, Inc. (The) 1,275 108,464
Exagen, Inc. * 171 2,038
Five Star Senior Living, Inc. * 837 4,754
Fulgent Genetics, Inc. *(d) 670 61,808
Guardant Health, Inc. * 2,544 279,331
Hanger, Inc. * 1,349 33,104
HCA Healthcare, Inc. 6,739 1,672,620
HealthEquity, Inc. * 2,337 172,891
Henry Schein, Inc. * 3,814 305,692
Hims & Hers Health, Inc. * 106 838
Humana, Inc. 3,420 1,456,441
InfuSystem Holdings, Inc. * 508 9,271
Innovage Holding Corp. * 19 320
Joint Corp. (The) * 109 8,610
Laboratory Corp. of America
Holdings * 2,665 789,240
LHC Group, Inc. * 839 180,536
LifeStance Health Group,
Inc. * 915 21,686
Magellan Health, Inc. * 47 4,433
McKesson Corp. 4,355 887,680

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Health Care Providers & Services
MEDNAX, Inc. * 2,035 59,259
ModivCare, Inc. * 411 69,870
Molina Healthcare, Inc. * 1,435 391,769
National HealthCare Corp. 425 33,001
National Research Corp. 466 24,596
Oak Street Health, Inc. * 2,682 169,073
Ontrak, Inc. * 239 6,455
Option Care Health, Inc. * 2,809 58,203
Owens & Minor, Inc. 1,920 88,800
Patterson Cos., Inc. 1,911 59,489
Pennant Group, Inc. (The) * 896 30,661
PetIQ, Inc. * 637 22,524
Premier, Inc., Class A 2,825 100,683
Privia Health Group, Inc. * 1,808 75,032
Progyny, Inc. * 1,794 99,908
Quest Diagnostics, Inc. 3,379 479,142
R1 RCM, Inc. * 3,557 76,155
RadNet, Inc. * 1,486 54,596
Select Medical Holdings Corp. 2,712 106,988
Sharps Compliance Corp. * 517 5,160
Signify Health, Inc., Class A * 695 18,292
SOC Telemed, Inc. * 44 202
Surgery Partners, Inc. * 649 35,409
Talkspace, Inc. * 33 195
Tenet Healthcare Corp. * 2,807 201,655
Tivity Health, Inc. * 1,417 35,538
Triple-S Management Corp.,
Class B * 780 18,977
UnitedHealth Group, Inc. 25,022 10,314,569
Universal Health Services,
Inc., Class B 1,892 303,496
US Physical Therapy, Inc. 152 17,960
Viemed Healthcare, Inc. * 936 6,515
30,261,689
Health Care Technology 0.1%
Allscripts Healthcare
Solutions, Inc. * 3,484 59,507
American Well Corp., Class A * 5,242 61,069
Cerner Corp. 7,880 633,473
Certara, Inc. * 1,187 32,298
Change Healthcare, Inc. * 7,006 152,100
Computer Programs &
Systems, Inc. 460 14,522
Doximity, Inc., Class A * 539 33,364
Evolent Health, Inc., Class A * 2,486 57,029
GoodRx Holdings, Inc.,
Class A * 55 1,764
Health Catalyst, Inc. * 1,397 81,110
HealthStream, Inc. * 893 26,085
iCAD, Inc. * 670 9,822
Inovalon Holdings, Inc.,
Class A * 1,450 54,926
Inspire Medical Systems, Inc. * 731 133,890
Multiplan Corp. *(d) 9,989 80,411
NantHealth, Inc. * 841 1,682
NextGen Healthcare, Inc. * 1,862 30,202
Omnicell, Inc. * 1,175 172,138
OptimizeRx Corp. * 379 20,947
Phreesia, Inc. * 972 66,436
Common Stocks
Shares Value ($)
Health Care Technology
Schrodinger, Inc. * 1,224 82,828
Sema4 Holdings Corp. * 45 508
Simulations Plus, Inc. 454 21,424
Tabula Rasa HealthCare, Inc. * 277 11,900
Teladoc Health, Inc. *(d) 3,930 583,409
Veeva Systems, Inc., Class A * 3,633 1,208,735
Vocera Communications, Inc. * 956 40,114
3,671,693
Hotels, Restaurants & Leisure 1.1%
Accel Entertainment, Inc. * 1,179 13,040
Airbnb, Inc., Class A * 75 10,801
Aramark 6,500 228,345
Bally's Corp. * 676 33,293
Biglari Holdings, Inc.,
Class B * 38 6,249
BJ's Restaurants, Inc. * 590 23,942
Bloomin' Brands, Inc. * 2,877 72,299
Bluegreen Vacations Holding
Corp. * 120 2,077
Booking Holdings, Inc. * 1,086 2,365,590
Boyd Gaming Corp. * 2,251 128,307
Brinker International, Inc. * 987 53,634
Caesars Entertainment, Inc. * 8,108 708,315
Carnival Corp. * 39,181 848,269
Carrols Restaurant Group,
Inc. * 1,522 7,473
Century Casinos, Inc. * 1,334 14,954
Cheesecake Factory, Inc.
(The) * 804 36,389
Chipotle Mexican Grill, Inc. * 810 1,509,386
Choice Hotels International,
Inc. 750 89,925
Churchill Downs, Inc. 907 168,521
Chuy's Holdings, Inc. * 630 20,790
Cracker Barrel Old Country
Store, Inc. 672 91,513
Darden Restaurants, Inc. 3,531 515,102
Dave & Buster's
Entertainment, Inc. * 776 25,825
Del Taco Restaurants, Inc. 1,094 9,310
Denny's Corp. * 1,871 26,325
Dine Brands Global, Inc. * 531 41,137
Domino's Pizza, Inc. 998 524,439
DraftKings, Inc., Class A * 8,230 399,155
Drive Shack, Inc. * 82 207
El Pollo Loco Holdings, Inc. * 573 10,664
Everi Holdings, Inc. * 2,596 58,903
Expedia Group, Inc. * 3,805 612,110
Fiesta Restaurant Group,
Inc. * 865 11,582
Full House Resorts, Inc. * 32 265
GAN Ltd. * 238 3,641
Golden Entertainment, Inc. * 530 24,120
Golden Nugget Online
Gaming, Inc. * 43 493
Hilton Grand Vacations, Inc. * 2,156 87,685
Hilton Worldwide Holdings,
Inc. * 7,052 926,985
Hyatt Hotels Corp., Class A * 1,158 92,490

50 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
International Game
Technology plc * 1,840 34,500
Jack in the Box, Inc. 437 47,572
Kura Sushi USA, Inc.,
Class A * 134 6,515
Las Vegas Sands Corp. * 20,469 866,862
Lindblad Expeditions
Holdings, Inc. * 853 11,678
Marriott International, Inc.,
Class A * 7,013 1,023,758
Marriott Vacations Worldwide
Corp. * 1,013 149,286
McDonald's Corp. 19,695 4,780,173
MGM Resorts International 24,722 927,817
Monarch Casino & Resort,
Inc. * 429 27,392
Nathan's Famous, Inc. 88 5,654
Noodles & Co. * 1,064 12,704
Norwegian Cruise Line
Holdings Ltd. *(d) 38,602 927,606
Papa John's International, Inc. 716 81,710
Penn National Gaming, Inc. * 4,233 289,453
Planet Fitness, Inc., Class A * 2,179 163,926
Playa Hotels & Resorts NV * 118 789
PlayAGS, Inc. * 1,088 8,443
RCI Hospitality Holdings, Inc. 370 23,221
Red Robin Gourmet Burgers,
Inc. * 441 11,567
Red Rock Resorts, Inc.,
Class A * 1,351 53,229
Royal Caribbean Cruises Ltd. * 5,885 452,380
Rush Street Interactive, Inc. * 45 443
Ruth's Hospitality Group, Inc. * 989 19,750
Scientific Games Corp. * 2,560 157,978
SeaWorld Entertainment, Inc. * 1,151 54,569
Shake Shack, Inc., Class A * 891 89,581
Six Flags Entertainment
Corp. * 1,913 79,485
Starbucks Corp. 31,378 3,810,231
Target Hospitality Corp. * 1,611 5,767
Texas Roadhouse, Inc. 1,845 170,054
Travel + Leisure Co. 2,403 124,475
Vail Resorts, Inc. * 1,432 437,046
Wendy's Co. (The) 4,375 101,544
Wingstop, Inc. 733 125,570
Wyndham Hotels & Resorts,
Inc. 2,583 186,131
Wynn Resorts Ltd. * 2,838 279,061
Yum China Holdings, Inc. 10,664 663,194
Yum! Brands, Inc. 7,597 998,170
27,012,834
Household Durables 0.3%
Aterian, Inc. * 17 154
Bassett Furniture Industries,
Inc. 9 205
Beazer Homes USA, Inc. * 844 15,411
Casper Sleep, Inc. * 223 1,541
Cavco Industries, Inc. * 304 71,440
Century Communities, Inc. 494 34,308
Common Stocks
Shares Value ($)
Household Durables
Cricut, Inc., Class A * 16 546
DR Horton, Inc. 9,190 877,002
Dream Finders Homes, Inc.,
Class A * 18 417
Ethan Allen Interiors, Inc. 825 19,610
Flexsteel Industries, Inc. 6 207
Garmin Ltd. 3,942 619,682
GoPro, Inc., Class A * 4,489 45,967
Green Brick Partners, Inc. * 683 17,123
Hamilton Beach Brands
Holding Co., Class A 183 3,420
Helen of Troy Ltd. * 666 148,778
Hooker Furniture Corp. 326 10,820
Hovnanian Enterprises, Inc.,
Class A * 815 85,078
Installed Building Products,
Inc. 729 87,480
iRobot Corp. * 582 50,925
KB Home 2,290 97,188
La-Z-Boy, Inc. 1,593 53,493
Legacy Housing Corp. * 282 4,974
Leggett & Platt, Inc. 3,682 176,846
Lennar Corp., Class A 7,562 786,722
LGI Homes, Inc. * 538 91,944
Lifetime Brands, Inc. 325 4,898
Lovesac Co. (The) * 248 15,054
M/I Homes, Inc. * 965 62,445
MDC Holdings, Inc. 1,243 66,277
Meritage Homes Corp. * 889 96,528
Mohawk Industries, Inc. * 1,559 303,849
Newell Brands, Inc. 10,418 257,846
NVR, Inc. * 88 459,589
PulteGroup, Inc. 9,385 514,955
Purple Innovation, Inc. * 1,683 44,330
Skyline Champion Corp. * 1,123 63,337
Sonos, Inc. * 3,475 115,995
Taylor Morrison Home Corp. * 3,388 90,866
Tempur Sealy International,
Inc. 4,419 191,210
Toll Brothers, Inc. 2,610 154,695
TopBuild Corp. * 898 182,016
Traeger, Inc. * 3,047 67,674
TRI Pointe Group, Inc. * 2,714 65,462
Tupperware Brands Corp. * 1,754 36,641
Universal Electronics, Inc. * 461 21,547
VOXX International Corp. * 546 6,235
Vuzix Corp. * 1,989 29,437
Whirlpool Corp. 1,563 346,267
6,498,434
Household Products 0.6%
Central Garden & Pet Co. * 1,014 45,196
Church & Dwight Co., Inc. 6,674 577,835
Clorox Co. (The) 3,838 694,256
Colgate-Palmolive Co. 22,073 1,754,803
Energizer Holdings, Inc. 2,035 87,200
Kimberly-Clark Corp. 8,708 1,181,850
Oil-Dri Corp. of America 175 6,225
Procter & Gamble Co. (The) 64,560 9,182,369

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Household Products
Reynolds Consumer Products,
Inc. 1,646 46,829
Spectrum Brands Holdings,
Inc. 1,109 96,871
WD-40 Co. 349 84,803
13,758,237
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 18,061 428,046
Brookfield Renewable Corp. 2,952 125,283
Clearway Energy, Inc., Class A 2,632 73,469
NextEra Energy Partners LP 77 5,970
Ormat Technologies, Inc. (d) 981 68,415
Sunnova Energy International,
Inc. * 2,283 86,982
Vistra Corp. 12,576 240,830
1,028,995
Industrial Conglomerates 0.5%
3M Co. 15,259 3,020,366
Carlisle Cos., Inc. 1,305 263,923
General Electric Co. 231,748 3,001,137
Honeywell International, Inc. 18,405 4,302,905
Raven Industries, Inc. * 1,043 60,755
Roper Technologies, Inc. 2,727 1,339,884
11,988,970
Insurance 1.0%
Aflac, Inc. 18,455 1,015,025
Alleghany Corp. * 337 223,465
Allstate Corp. (The) 8,881 1,154,974
Ambac Financial Group, Inc. * 1,593 23,130
American Equity Investment
Life Holding Co. 939 30,132
American Financial Group,
Inc. 1,970 249,185
American International Group,
Inc. 23,095 1,093,548
American National Group, Inc. 55 9,074
AMERISAFE, Inc. 535 30,602
Aon plc, Class A 3,156 820,655
Arch Capital Group Ltd. * 10,168 396,552
Argo Group International
Holdings Ltd. 550 28,671
Arthur J Gallagher & Co. 5,452 759,518
Assurant, Inc. 1,404 221,565
Assured Guaranty Ltd. 1,979 94,616
Athene Holding Ltd., Class A * 3,272 211,437
Axis Capital Holdings Ltd. 2,177 110,744
Brighthouse Financial, Inc. * 2,460 105,928
Brown & Brown, Inc. 6,873 373,891
BRP Group, Inc., Class A * 644 17,555
Chubb Ltd. 11,746 1,982,020
Cincinnati Financial Corp. 4,175 492,149
Citizens, Inc. * 1,741 9,332
CNA Financial Corp. 959 42,206
CNO Financial Group, Inc. 3,434 78,433
Crawford & Co., Class A 552 5,835
Doma Holdings, Inc. * 35 239
Common Stocks
Shares Value ($)
Insurance
Donegal Group, Inc., Class A 373 5,770
eHealth, Inc. * 328 17,059
Employers Holdings, Inc. 28 1,163
Enstar Group Ltd. * 234 60,143
Erie Indemnity Co., Class A 707 130,717
Everest Re Group Ltd. 999 252,577
Fidelity National Financial, Inc. 6,734 300,404
First American Financial Corp. 2,383 160,400
Genworth Financial, Inc.,
Class A * 7,711 25,755
Globe Life, Inc. 2,972 276,723
GoHealth, Inc., Class A * 70 616
Goosehead Insurance, Inc.,
Class A 424 50,961
Greenlight Capital Re Ltd.,
Class A * 1,339 11,783
Hanover Insurance Group,
Inc. (The) 883 120,000
Hartford Financial Services
Group, Inc. (The) 9,338 594,084
HCI Group, Inc. 247 24,819
Heritage Insurance Holdings,
Inc. 1,089 7,993
Horace Mann Educators Corp. 575 22,891
Independence Holding Co. 140 6,264
Investors Title Co. 67 11,158
James River Group Holdings
Ltd. 65 2,365
Kemper Corp. 1,638 108,124
Kinsale Capital Group, Inc. 492 87,893
Lemonade, Inc. *(d) 1,054 91,761
Lincoln National Corp. 5,336 328,804
Loews Corp. 6,025 323,121
Manulife Financial Corp. 5,486 106,044
Markel Corp. * 376 453,520
Marsh & McLennan Cos., Inc. 13,421 1,975,840
MBIA, Inc. * 2,536 33,095
Mercury General Corp. 619 37,654
MetLife, Inc. 20,305 1,171,598
MetroMile, Inc. * 97 688
National Western Life Group,
Inc., Class A 91 18,918
NI Holdings, Inc. * 268 5,298
Old Republic International
Corp. 12,632 311,505
Oscar Health, Inc., Class A * 38 643
Palomar Holdings, Inc. * 774 63,027
Primerica, Inc. 1,072 156,748
Principal Financial Group, Inc. 7,596 471,939
ProAssurance Corp. 328 6,652
Progressive Corp. (The) 16,790 1,597,736
ProSight Global, Inc. * 319 4,070
Prudential Financial, Inc. 11,146 1,117,721
Reinsurance Group of
America, Inc. 1,796 197,883
RenaissanceRe Holdings Ltd. 1,212 185,060
RLI Corp. 961 104,153
Root, Inc., Class A * 26 198
Ryan Specialty Group
Holdings, Inc., Class A * 4,354 128,443

52 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Insurance
Safety Insurance Group, Inc. 42 3,218
Selective Insurance Group,
Inc. 1,529 124,384
Selectquote, Inc. * 3,591 63,920
SiriusPoint Ltd. * 3,135 30,723
State Auto Financial Corp. 580 29,000
Stewart Information Services
Corp. 182 10,740
Tiptree, Inc. 854 8,207
Travelers Cos., Inc. (The) 7,503 1,117,347
Trean Insurance Group, Inc. * 152 2,050
Trupanion, Inc. * 399 45,893
United Fire Group, Inc. 766 19,089
United Insurance Holdings
Corp. 903 3,955
Universal Insurance Holdings,
Inc. 811 11,484
Unum Group 5,990 164,126
W R Berkley Corp. 3,842 281,119
White Mountains Insurance
Group Ltd. 77 87,131
Willis Towers Watson plc 3,394 699,436
23,454,084
Interactive Media & Services 2.9%
Alphabet, Inc., Class A * 15,481 41,788,787
Angi, Inc. * 67 771
Bumble, Inc., Class A * 58 2,951
Cargurus, Inc. * 1,579 45,159
Cars.com, Inc. * 2,434 29,403
Eventbrite, Inc., Class A * 2,060 36,606
EverQuote, Inc., Class A * 483 14,577
Facebook, Inc., Class A * 65,868 23,468,768
fuboTV, Inc. *(d) 3,612 94,056
IAC/InterActiveCorp * 2,049 281,307
Liberty TripAdvisor Holdings,
Inc., Class A * 2,670 11,161
Match Group, Inc. * 7,222 1,150,248
MediaAlpha, Inc., Class A * 332 11,089
Outbrain, Inc. * 3,947 77,440
Pinterest, Inc., Class A * 14,325 843,743
QuinStreet, Inc. * 1,606 29,454
Snap, Inc., Class A * 1,129 84,020
TripAdvisor, Inc. * 2,808 106,564
TrueCar, Inc. * 3,442 18,105
Twitter, Inc. * 20,906 1,458,194
Vimeo, Inc. * 3,697 165,626
Yelp, Inc. * 1,555 58,157
Zillow Group, Inc., Class A * 5,993 638,209
ZoomInfo Technologies, Inc.,
Class A * 100 5,375
70,419,770
Internet & Direct Marketing Retail 1.7%
1-800-Flowers.com, Inc.,
Class A * 1,124 34,282
Amazon.com, Inc. * 11,545 38,417,027
CarParts.com, Inc. * 711 12,521
Chewy, Inc., Class A * 76 6,361
ContextLogic, Inc., Class A * 59 587
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
DoorDash, Inc., Class A * 2,255 393,024
Duluth Holdings, Inc.,
Class B * 409 6,123
eBay, Inc. 17,856 1,217,958
Etsy, Inc. * 3,274 600,812
Groupon, Inc. * 895 32,551
Lands' End, Inc. * 375 14,374
Liquidity Services, Inc. * 813 16,130
Original BARK Co. (The) * 26 209
Overstock.com, Inc. * 976 67,969
PetMed Express, Inc. 852 26,744
Porch Group, Inc. * 63 1,167
Poshmark, Inc., Class A * 10 392
PubMatic, Inc., Class A * 7 208
Quotient Technology, Inc. * 2,869 31,157
Qurate Retail, Inc. Series A, 9,112 108,068
RealReal, Inc. (The) * 2,277 37,593
Revolve Group, Inc. * 955 66,478
Shutterstock, Inc. 713 77,353
Stamps.com, Inc. * 402 131,358
Stitch Fix, Inc., Class A * 1,836 98,997
Waitr Holdings, Inc. * 95 162
Wayfair, Inc., Class A *(d) 1,949 470,411
Xometry, Inc., Class A * 224 17,734
41,887,750
IT Services 2.6%
Accenture plc, Class A 16,776 5,329,400
Affirm Holdings, Inc. * 30 1,690
Akamai Technologies, Inc. * 4,341 520,573
Alliance Data Systems Corp. 1,247 116,283
Amdocs Ltd. 3,456 266,492
Automatic Data Processing,
Inc. 11,300 2,368,819
BigCommerce Holdings,
Inc. Series 1,* 1,277 82,698
Brightcove, Inc. * 1,385 15,886
Broadridge Financial
Solutions, Inc. 2,938 509,714
Cantaloupe, Inc. * 2,765 28,590
Cass Information Systems,
Inc. 499 22,001
Cognizant Technology
Solutions Corp., Class A 13,971 1,027,288
Concentrix Corp. * 1,024 167,659
Conduent, Inc. * 5,794 38,878
CONTRA
BMTECHNOLOGIES *∞ 187 1,876
CSG Systems International,
Inc. 284 12,882
DigitalOcean Holdings, Inc. * 19 978
DXC Technology Co. * 6,745 269,665
EPAM Systems, Inc. * 1,471 823,466
Euronet Worldwide, Inc. * 1,436 205,089
EVERTEC, Inc. 1,237 54,057
Evo Payments, Inc., Class A * 1,356 39,595
ExlService Holdings, Inc. * 850 96,237
Fastly, Inc., Class A *(d) 2,811 135,125
Fidelity National Information
Services, Inc. 16,583 2,471,696

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
IT Services
Fiserv, Inc. * 15,802 1,818,968
FleetCor Technologies, Inc. * 2,121 547,685
Flywire Corp. * 315 10,004
Gartner, Inc. * 2,230 590,348
Genpact Ltd. 4,292 213,784
Global Payments, Inc. 7,831 1,514,594
Globant SA * 888 212,374
GoDaddy, Inc., Class A * 4,460 373,971
GreenSky, Inc., Class A * 1,758 11,550
Grid Dynamics Holdings, Inc. * 734 15,451
Hackett Group, Inc. (The) 869 15,572
I3 Verticals, Inc., Class A * 517 16,503
International Business
Machines Corp. 23,672 3,336,805
International Money Express,
Inc. * 436 7,059
Jack Henry & Associates,
Inc. (d) 1,860 323,807
Limelight Networks, Inc. * 3,568 10,026
LiveRamp Holdings, Inc. * 1,763 70,538
Marathon Digital Holdings,
Inc. *(d) 2,547 70,374
Marqeta, Inc., Class A * 2,513 67,424
Mastercard, Inc., Class A 23,232 8,966,158
MAXIMUS, Inc. 1,445 128,605
MoneyGram International,
Inc. * 3,297 34,091
MongoDB, Inc. * 1,422 510,384
Okta, Inc. * 3,381 837,778
Paya Holdings, Inc. * 3,225 37,055
Paychex, Inc. 8,533 971,226
Paymentus Holdings, Inc.,
Class A * 1,564 45,356
Payoneer Global, Inc. * 77 727
PayPal Holdings, Inc. * 31,247 8,609,486
Paysafe Ltd. *(d) 7,970 85,996
Perficient, Inc. * 680 64,117
Priority Technology Holdings,
Inc. * 431 2,638
Rackspace Technology,
Inc. *(d) 2,106 37,381
Repay Holdings Corp. * 1,335 33,255
Sabre Corp. *(d) 9,100 107,289
Shift4 Payments, Inc.,
Class A * 1,210 107,920
Snowflake, Inc., Class A * 3,358 892,288
SolarWinds Corp. * 1,615 18,153
Square, Inc., Class A * 10,387 2,568,290
StarTek, Inc. * 617 4,331
StoneCo Ltd., Class A * 5,821 342,508
Switch, Inc., Class A 3,295 68,075
Sykes Enterprises, Inc. * 1,329 71,314
TTEC Holdings, Inc. 600 62,700
Tucows, Inc., Class A * 271 21,073
Twilio, Inc., Class A * 4,280 1,598,965
Unisys Corp. * 2,189 48,924
VeriSign, Inc. * 2,933 634,613
Verra Mobility Corp. * 2,184 33,437
Visa, Inc., Class A 44,826 11,044,678
Western Union Co. (The) 10,926 253,592
Common Stocks
Shares Value ($)
IT Services
WEX, Inc. * 1,181 224,071
Wix.com Ltd. * 1,376 410,929
62,710,877
Leisure Products 0.1%
Acushnet Holdings Corp. 1,185 60,708
American Outdoor Brands,
Inc. * 463 12,492
AMMO, Inc. * 42 284
Brunswick Corp. 2,201 229,784
Callaway Golf Co. * 3,034 96,117
Clarus Corp. 620 17,682
Escalade, Inc. 258 5,857
Genius Brands International,
Inc. * 291 457
Hasbro, Inc. 3,239 322,086
Hayward Holdings, Inc. * 1,418 34,160
Johnson Outdoors, Inc.,
Class A 187 22,135
Malibu Boats, Inc., Class A * 691 57,809
Marine Products Corp. 219 3,583
MasterCraft Boat Holdings,
Inc. * 689 18,369
Mattel, Inc. * 8,264 179,494
Nautilus, Inc. * 786 11,358
Peloton Interactive, Inc.,
Class A * 6,982 824,225
Polaris, Inc. 1,502 196,867
Smith & Wesson Brands, Inc. 736 17,259
Sturm Ruger & Co., Inc. 531 39,485
Vista Outdoor, Inc. * 1,195 48,266
YETI Holdings, Inc. * 2,117 203,931
2,402,408
Life Sciences Tools & Services 0.7%
10X Genomics, Inc., Class A * 2,317 424,544
23andMe Holding Co. * 52 408
Absci Corp. *(d) 5,308 151,172
Adaptive Biotechnologies
Corp. * 3,103 113,756
Agilent Technologies, Inc. 8,400 1,287,132
Avantor, Inc. * 15,324 575,876
Berkeley Lights, Inc. * 1,309 59,664
Bionano Genomics, Inc. * 7,504 44,499
Bio-Rad Laboratories, Inc.,
Class A * 574 424,479
Bio-Techne Corp. 1,039 501,047
Bruker Corp. 2,744 225,694
Charles River Laboratories
International, Inc. * 1,341 545,680
ChromaDex Corp. * 1,125 9,776
Codexis, Inc. * 1,776 37,580
Cytek Biosciences, Inc. * 9,092 201,661
Fluidigm Corp. *(d) 2,365 17,525
Harvard Bioscience, Inc. * 1,343 10,596
Illumina, Inc. * 3,945 1,955,734
IQVIA Holdings, Inc. * 5,225 1,294,232
Maravai LifeSciences
Holdings, Inc., Class A * 1,930 84,862
Medpace Holdings, Inc. * 712 125,269

54 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Mettler-Toledo International,
Inc. * 615 906,332
NanoString Technologies,
Inc. * 1,280 79,283
NeoGenomics, Inc. * 2,732 125,945
Pacific Biosciences of
California, Inc. * 4,665 149,980
PerkinElmer, Inc. 2,852 519,720
Personalis, Inc. * 567 11,901
PPD, Inc. * 4,246 195,825
QIAGEN NV * 6,074 320,646
Quanterix Corp. * 619 32,900
Repligen Corp. * 1,391 341,769
Seer, Inc. * 674 21,528
Singular Genomics Systems,
Inc. * 286 5,162
Sotera Health Co. * 1,381 32,730
Syneos Health, Inc. * 2,572 230,631
Thermo Fisher Scientific, Inc. 10,414 5,623,664
Waters Corp. * 1,596 622,137
17,311,339
Machinery 0.9%
AGCO Corp. 1,790 236,477
AgEagle Aerial Systems, Inc. * 50 199
Alamo Group, Inc. 157 23,043
Albany International Corp.,
Class A 673 58,114
Allison Transmission Holdings,
Inc. 3,003 119,850
Altra Industrial Motion Corp. 1,643 102,983
Astec Industries, Inc. 809 49,600
Barnes Group, Inc. 1,000 50,670
Blue Bird Corp. * 584 14,600
Caterpillar, Inc. 15,044 3,110,347
Chart Industries, Inc. * 869 135,086
CIRCOR International, Inc. * 685 21,125
Colfax Corp. * 2,680 122,958
Columbus McKinnon Corp. 787 36,517
Commercial Vehicle Group,
Inc. * 31 283
Crane Co. 1,244 120,954
Cummins, Inc. 3,879 900,316
Deere & Co. 7,473 2,702,162
Desktop Metal, Inc., Class A * 2,743 24,687
Donaldson Co., Inc. 3,198 211,676
Douglas Dynamics, Inc. 780 31,122
Dover Corp. 3,571 596,786
Energy Recovery, Inc. * 1,376 29,102
Enerpac Tool Group Corp. 1,786 45,847
EnPro Industries, Inc. 718 66,860
ESCO Technologies, Inc. 493 46,524
Evoqua Water Technologies
Corp. * 2,841 93,781
ExOne Co. (The) * 300 4,980
Federal Signal Corp. 1,500 59,415
Flowserve Corp. 3,592 151,187
Fortive Corp. 10,215 742,222
Franklin Electric Co., Inc. 1,531 125,175
Gates Industrial Corp. plc * 1,603 29,030
Common Stocks
Shares Value ($)
Machinery
Gorman-Rupp Co. (The) 620 22,128
Graco, Inc. 4,722 368,694
Greenbrier Cos., Inc. (The) 1,026 43,913
Helios Technologies, Inc. 1,013 81,901
Hillenbrand, Inc. 1,774 80,362
Hillman Solutions Corp. * 51 627
Hydrofarm Holdings Group,
Inc. * 62 3,059
Hyliion Holdings Corp. * 3,098 30,051
Hyster-Yale Materials
Handling, Inc. 343 24,573
Hyzon Motors, Inc. * 23 155
IDEX Corp. 2,010 455,647
Illinois Tool Works, Inc. 8,214 1,861,867
Ingersoll Rand, Inc. * 10,254 501,113
ITT, Inc. (d) 2,506 245,362
John Bean Technologies Corp. 864 126,645
Kadant, Inc. 380 68,449
Kennametal, Inc. 1,975 71,594
Lincoln Electric Holdings, Inc. 1,612 224,761
Lindsay Corp. 357 57,366
Lion Electric Co. (The) * 24 370
Luxfer Holdings plc 987 20,579
Lydall, Inc. * 671 41,065
Manitowoc Co., Inc. (The) * 1,223 28,312
Mayville Engineering Co.,
Inc. * 266 4,674
Meritor, Inc. * 1,106 26,909
Middleby Corp. (The) * 1,430 273,831
Miller Industries, Inc. 401 15,041
Mueller Industries, Inc. 1,201 52,123
Mueller Water Products, Inc.,
Class A 5,430 80,473
Nikola Corp. *(d) 5,367 63,706
NN, Inc. * 1,523 10,417
Nordson Corp. 1,453 328,567
Omega Flex, Inc. 84 13,173
Oshkosh Corp. 1,854 221,646
Otis Worldwide Corp. 11,642 1,042,541
PACCAR, Inc. 8,896 738,279
Parker-Hannifin Corp. 3,411 1,064,334
Park-Ohio Holdings Corp. 312 9,076
Pentair plc 4,331 319,065
Proterra, Inc. * 28 309
Proto Labs, Inc. * 651 50,902
RBC Bearings, Inc. * 524 123,140
REV Group, Inc. 929 14,037
Rexnord Corp. 2,844 160,203
Shyft Group, Inc. (The) 1,237 48,787
Snap-on, Inc. 1,466 319,559
SPX Corp. * 887 59,127
SPX FLOW, Inc. 944 77,550
Standex International Corp. 408 37,536
Stanley Black & Decker, Inc. 4,223 832,142
Tennant Co. 599 47,393
Terex Corp. 1,603 76,816
Timken Co. (The) 1,683 133,798
Titan International, Inc. * 51 440
Toro Co. (The) 3,034 345,087
TriMas Corp. * 1,450 47,444

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Machinery
Trinity Industries, Inc. 1,658 44,948
Wabash National Corp. 1,856 27,172
Watts Water Technologies,
Inc., Class A 691 104,175
Welbilt, Inc. * 3,112 73,101
Westinghouse Air Brake
Technologies Corp. 4,920 417,560
Woodward, Inc. 1,596 194,010
Xylem, Inc. 4,983 627,111
22,548,473
Marine 0.0%
†
Costamare, Inc. 1,370 14,851
Eagle Bulk Shipping, Inc. * 194 8,090
Genco Shipping & Trading Ltd. 663 11,635
Kirby Corp. * 1,423 82,406
Matson, Inc. 941 63,160
Safe Bulkers, Inc. * 1,586 5,297
185,439
Media 0.6%
Advantage Solutions, Inc. * 3,001 29,350
Altice USA, Inc., Class A * 6,267 192,585
AMC Networks, Inc., Class A * 421 21,067
Boston Omaha Corp.,
Class A * 332 10,860
Cable One, Inc. 150 283,198
Cardlytics, Inc. * 853 107,444
Charter Communications, Inc.,
Class A * 3,527 2,624,264
Clear Channel Outdoor
Holdings, Inc. * 12,519 33,301
Comcast Corp., Class A 120,354 7,080,426
comScore, Inc. * 2,611 10,470
Daily Journal Corp. * 45 14,985
Discovery, Inc., Class A *(d) 12,546 347,992
DISH Network Corp., Class A * 6,362 266,504
Emerald Holding, Inc. * 1,035 4,088
Entercom Communications
Corp. * 4,250 15,172
Entravision Communications
Corp., Class A 2,087 12,835
EW Scripps Co. (The), Class A 1,972 37,626
Fluent, Inc. * 1,132 2,819
Fox Corp., Class A 11,903 417,719
Gannett Co., Inc. * 4,811 27,759
Gray Television, Inc. 2,215 49,107
Hemisphere Media Group,
Inc. * 541 6,876
iHeartMedia, Inc., Class A * 3,002 77,602
Integral Ad Science Holding
Corp. * 2,961 51,788
Interpublic Group of Cos., Inc.
(The) 10,416 368,310
John Wiley & Sons, Inc.,
Class A 906 53,255
Liberty Broadband Corp.,
Class A * 4,724 836,338
Liberty Media Corp-Liberty
SiriusXM, Class A * 6,522 302,393
Common Stocks
Shares Value ($)
Media
Loral Space &
Communications, Inc. 458 16,209
Magnite, Inc. * 2,484 75,265
Meredith Corp. * 635 27,711
National CineMedia, Inc. 2,594 9,027
New York Times Co. (The),
Class A 3,969 173,763
News Corp., Class A 14,018 342,086
Nexstar Media Group, Inc.,
Class A 1,100 161,777
Omnicom Group, Inc. 7,126 518,915
Scholastic Corp. 828 27,829
Sinclair Broadcast Group, Inc.,
Class A 621 17,568
Sirius XM Holdings, Inc. (d) 21,954 142,042
TechTarget, Inc. * 806 58,902
TEGNA, Inc. 5,180 91,790
Thryv Holdings, Inc. * 12 399
ViacomCBS, Inc. 15,734 644,871
WideOpenWest, Inc. * 1,510 33,582
15,627,869
Metals & Mining 0.3%
Alcoa Corp. * 4,369 175,415
Allegheny Technologies, Inc. * 2,900 59,537
Arconic Corp. * 2,504 89,994
Carpenter Technology Corp. 1,539 58,713
Century Aluminum Co. * 1,921 27,970
Cleveland-Cliffs, Inc. *(d) 11,694 292,350
Coeur Mining, Inc. * 4,741 35,747
Commercial Metals Co. 2,544 83,443
Compass Minerals
International, Inc. 783 53,682
Constellium SE * 2,740 51,704
Ferroglobe plc * 79 477
Fortitude Gold Corp. 604 4,657
Freeport-McMoRan, Inc. 38,829 1,479,385
Gatos Silver, Inc. * 833 11,362
Haynes International, Inc. 455 17,167
Hecla Mining Co. 14,969 100,143
Kaiser Aluminum Corp. 460 55,973
Materion Corp. 675 48,168
MP Materials Corp. *(d) 1,934 72,757
Newmont Corp. 21,489 1,349,939
Novagold Resources, Inc. * 4,170 32,609
Nucor Corp. 7,805 811,876
Olympic Steel, Inc. 289 8,705
Reliance Steel & Aluminum
Co. 1,730 271,869
Royal Gold, Inc. 1,627 197,713
Ryerson Holding Corp. * 557 8,762
Schnitzer Steel Industries,
Inc., Class A 908 47,597
Southern Copper Corp. 1,985 130,295
Steel Dynamics, Inc. 4,985 321,283
SunCoke Energy, Inc. 2,935 22,688
TimkenSteel Corp. * 1,741 23,208
United States Steel Corp. 7,318 193,781
Warrior Met Coal, Inc. 1,776 33,158

56 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Metals & Mining
Worthington Industries, Inc. 777 49,705
6,221,832
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 14,349 227,719
Annaly Capital Management,
Inc. 38,305 325,210
Apollo Commercial Real
Estate Finance, Inc. 3,178 48,369
Arbor Realty Trust, Inc. 3,804 69,537
Ares Commercial Real Estate
Corp. 1,155 17,417
ARMOUR Residential REIT,
Inc. 71 738
Blackstone Mortgage Trust,
Inc., Class A 3,646 118,203
BrightSpire Capital, Inc. 2,579 24,526
Broadmark Realty Capital, Inc. 4,931 51,135
Capstead Mortgage Corp. 96 612
Chimera Investment Corp. 4,455 65,578
Dynex Capital, Inc. 605 10,557
Ellington Financial, Inc. 41 745
Granite Point Mortgage Trust,
Inc. 55 776
Great Ajax Corp. 675 8,559
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 1,743 99,002
Invesco Mortgage Capital, Inc. 6,303 21,682
KKR Real Estate Finance
Trust, Inc. 947 20,181
Ladder Capital Corp. 3,605 41,169
MFA Financial, Inc. 8,575 40,045
New Residential Investment
Corp. 11,534 112,572
New York Mortgage Trust, Inc. 5,232 22,864
Orchid Island Capital, Inc. 2,748 13,603
PennyMac Mortgage
Investment Trust 1,626 32,065
Ready Capital Corp. 1,311 19,822
Redwood Trust, Inc. 3,017 35,812
Starwood Property Trust, Inc. 7,733 201,290
TPG RE Finance Trust, Inc. 2,049 26,965
Two Harbors Investment Corp. 5,225 33,492
1,690,245
Multiline Retail 0.3%
Big Lots, Inc. 1,064 61,297
Dillard's, Inc., Class A 250 45,818
Dollar General Corp. 6,396 1,487,965
Dollar Tree, Inc. * 6,110 609,717
Franchise Group, Inc. 776 26,353
Kohl's Corp. 4,289 217,881
Macy's, Inc. * 6,390 108,630
Nordstrom, Inc. * 2,689 89,006
Ollie's Bargain Outlet
Holdings, Inc. * 1,708 159,015
Target Corp. 13,688 3,573,252
6,378,934
Common Stocks
Shares Value ($)
Multi-Utilities 0.3%
Ameren Corp. 6,764 567,635
Avista Corp. 617 26,426
Black Hills Corp. 1,726 116,764
CenterPoint Energy, Inc. 15,369 391,295
CMS Energy Corp. 7,203 445,073
Consolidated Edison, Inc. 9,442 696,536
Dominion Energy, Inc. 23,095 1,729,123
DTE Energy Co. 4,976 583,784
MDU Resources Group, Inc. 5,411 171,637
National Grid plc , ADR-UK 1,701 109,408
NiSource, Inc. 8,908 220,651
NorthWestern Corp. 1,445 89,576
Public Service Enterprise
Group, Inc. 15,018 934,570
Sempra Energy 9,133 1,193,227
Unitil Corp. 452 23,920
WEC Energy Group, Inc. 9,321 877,479
8,177,104
Oil, Gas & Consumable Fuels 1.1%
Aemetis, Inc. * 23 202
Alto Ingredients, Inc. * 70 371
Antero Midstream Corp. 10,084 95,798
Antero Resources Corp. * 7,612 103,523
APA Corp. 9,987 187,256
Arch Resources, Inc. * 552 36,277
Berry Corp. 2,345 13,015
Bonanza Creek Energy, Inc. 747 28,737
Brigham Minerals, Inc.,
Class A 993 19,503
Cabot Oil & Gas Corp. 10,053 160,848
California Resources Corp. * 2,174 61,111
Callon Petroleum Co. * 1,033 40,659
Centennial Resource
Development, Inc., Class A * 5,000 26,050
Cheniere Energy, Inc. * 6,319 536,673
Chesapeake Energy Corp. 2,500 135,125
Chevron Corp. 51,042 5,196,586
Cimarex Energy Co. 2,487 162,152
Clean Energy Fuels Corp. * 1,717 12,895
CNX Resources Corp. * 4,679 56,616
Comstock Resources, Inc. * 773 4,700
ConocoPhillips 40,804 2,287,472
CONSOL Energy, Inc. * 957 20,107
Contango Oil & Gas Co. * 2,688 10,268
Continental Resources,
Inc. (d) 1,543 52,693
CVR Energy, Inc. 1,026 14,015
Delek US Holdings, Inc. 2,252 39,140
Denbury, Inc. * 1,362 89,497
Devon Energy Corp. 18,080 467,187
DHT Holdings, Inc. 3,806 22,075
Diamondback Energy, Inc. 4,631 357,189
Dorian LPG Ltd. * 562 6,800
DT Midstream, Inc. * 2,488 105,491
Earthstone Energy, Inc.,
Class A * 690 6,783
Enbridge, Inc. 2,707 106,520
Energy Fuels, Inc. * 4,234 22,229
EOG Resources, Inc. 15,864 1,155,851

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. * 7,681 141,254
Equitrans Midstream Corp. 7,936 65,234
Extraction Oil & Gas, Inc. * 634 28,207
Exxon Mobil Corp. 112,341 6,467,471
Falcon Minerals Corp. 1,848 8,815
Frontline Ltd. 3,798 30,232
Gevo, Inc. * 6,056 36,881
Golar LNG Ltd. * 1,530 17,075
Green Plains, Inc. * 249 8,805
Hess Corp. 7,503 573,529
Hess Midstream LP, Class A 23 595
HollyFrontier Corp. 4,180 122,892
International Seaways, Inc. 1,561 25,678
Kinder Morgan, Inc. 49,679 863,421
Kosmos Energy Ltd. * 12,623 29,159
Laredo Petroleum, Inc. * 431 23,731
Magnolia Oil & Gas Corp.,
Class A * 4,216 59,024
Marathon Oil Corp. 20,924 242,509
Marathon Petroleum Corp. 17,625 973,253
Matador Resources Co. 2,276 70,328
Murphy Oil Corp. 4,283 92,984
Navigator Holdings Ltd. * 51 490
New Fortress Energy, Inc. 953 28,885
Nordic American Tankers Ltd. 4,474 11,677
Northern Oil and Gas, Inc. 1,764 30,464
Oasis Petroleum, Inc. 518 47,506
Occidental Petroleum Corp. 22,978 599,726
ONEOK, Inc. 12,040 625,719
Ovintiv, Inc. 7,374 189,217
Par Pacific Holdings, Inc. * 1,400 22,932
PBF Energy, Inc., Class A * 2,901 26,602
PDC Energy, Inc. 2,700 106,785
Peabody Energy Corp. * 2,218 25,973
Penn Virginia Corp. * 633 11,704
Phillips 66 11,842 869,558
Pioneer Natural Resources
Co. 5,806 844,018
Plains GP Holdings LP,
Class A * 187 1,962
Range Resources Corp. * 6,444 98,142
Renewable Energy Group,
Inc. * 1,272 77,910
REX American Resources
Corp. * 197 16,154
Scorpio Tankers, Inc. 1,559 25,490
SFL Corp. Ltd. 3,132 21,517
SM Energy Co. 3,739 69,919
Southwestern Energy Co. * 18,848 88,774
Talos Energy, Inc. * 549 6,335
Targa Resources Corp. 6,169 259,777
Tellurian, Inc. * 4,628 17,448
Texas Pacific Land Corp. 160 238,808
Uranium Energy Corp. * 4,426 9,604
Valero Energy Corp. 10,669 714,503
Viper Energy Partners LP 65 1,171
W&T Offshore, Inc. * 3,526 14,280
Whiting Petroleum Corp. * 986 46,243
Williams Cos., Inc. (The) 31,913 799,421
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
World Fuel Services Corp. 2,213 76,260
27,547,465
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 583 17,193
Domtar Corp. * 1,085 59,577
Glatfelter Corp. 1,544 23,515
Louisiana-Pacific Corp. 2,975 164,934
Neenah, Inc. 590 29,659
Schweitzer-Mauduit
International, Inc. 1,052 41,375
Verso Corp., Class A 1,178 22,406
358,659
Personal Products 0.1%
Beauty Health Co. (The) * 1,974 34,663
BellRing Brands, Inc.,
Class A * 1,297 42,892
Coty, Inc., Class A * 6,028 52,624
Edgewell Personal Care Co. 1,076 44,202
elf Beauty, Inc. * 956 26,395
Estee Lauder Cos., Inc. (The),
Class A 6,118 2,042,372
Herbalife Nutrition Ltd. * 2,655 135,246
Honest Co., Inc. (The) *(d) 4,503 64,708
Inter Parfums, Inc. 576 44,277
Medifast, Inc. 247 70,521
Nature's Sunshine Products,
Inc. 337 5,928
Nu Skin Enterprises, Inc.,
Class A 1,084 58,200
Revlon, Inc., Class A * 200 2,180
USANA Health Sciences, Inc. * 359 34,202
Veru, Inc. * 1,534 10,539
2,668,949
Pharmaceuticals 1.6%
Aclaris Therapeutics, Inc. * 50 747
Aerie Pharmaceuticals, Inc. * 1,263 19,930
Amneal Pharmaceuticals,
Inc. * 3,254 16,042
Amphastar Pharmaceuticals,
Inc. * 1,228 25,727
Ampio Pharmaceuticals, Inc. * 185 261
ANI Pharmaceuticals, Inc. * 351 11,909
Antares Pharma, Inc. * 4,864 21,402
Arvinas, Inc. * 942 95,236
Atea Pharmaceuticals, Inc. * 1,795 44,947
Athira Pharma, Inc. * 1,251 12,022
Axsome Therapeutics, Inc. * 829 40,281
BioDelivery Sciences
International, Inc. * 3,215 12,088
Bristol-Myers Squibb Co. 60,936 4,135,726
Cara Therapeutics, Inc. * 1,366 16,351
Cassava Sciences, Inc. *(d) 1,019 70,851
Catalent, Inc. * 4,413 528,722
Cerecor, Inc. * 769 2,046
Collegium Pharmaceutical,
Inc. * 1,203 29,943
Corcept Therapeutics, Inc. * 1,774 36,846

58 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Pharmaceuticals
CorMedix, Inc. * 706 4,102
Cymabay Therapeutics, Inc. * 2,513 9,901
Durect Corp. * 5,851 8,250
Edgewise Therapeutics, Inc. * 12 210
Elanco Animal Health, Inc. *(d) 11,477 418,566
Eli Lilly & Co. 22,384 5,450,504
Endo International plc * 7,650 38,709
Evolus, Inc. * 774 8,375
Fulcrum Therapeutics, Inc. * 404 2,953
Harmony Biosciences
Holdings, Inc. * 15 392
Ikena Oncology, Inc. * 21 208
Innoviva, Inc. * 211 2,992
Intra-Cellular Therapies, Inc. * 1,907 65,467
Jazz Pharmaceuticals plc * 1,519 257,501
Johnson & Johnson 69,827 12,024,209
Kala Pharmaceuticals, Inc. * 1,104 3,809
Kaleido Biosciences, Inc. * 268 1,455
Marinus Pharmaceuticals,
Inc. * 678 9,967
Merck & Co., Inc. 67,442 5,184,267
Mind Medicine MindMed,
Inc. *(d) 11,581 35,438
Nektar Therapeutics * 5,815 91,819
NGM Biopharmaceuticals,
Inc. * 880 17,943
Novartis AG , ADR-CH 1,194 110,314
Nuvation Bio, Inc. * 147 1,270
Ocular Therapeutix, Inc. * 2,032 22,372
Omeros Corp. * 1,827 26,492
Organon & Co. * 6,415 186,099
Pacira BioSciences, Inc. * 1,441 84,947
Paratek Pharmaceuticals,
Inc. * 1,238 6,438
Perrigo Co. plc 3,171 152,303
Pfizer, Inc. 147,435 6,311,692
Phathom Pharmaceuticals,
Inc. * 385 12,359
Phibro Animal Health Corp.,
Class A 728 17,232
Pliant Therapeutics, Inc. * 1,173 23,695
Prestige Consumer
Healthcare, Inc. * 1,354 71,153
Provention Bio, Inc. * 1,207 7,326
Reata Pharmaceuticals, Inc.,
Class A * 798 99,997
Relmada Therapeutics, Inc. * 400 10,400
Revance Therapeutics, Inc. * 1,800 52,344
Royalty Pharma plc, Class A 8,787 335,663
Seelos Therapeutics, Inc. * 74 167
SIGA Technologies, Inc. * 2,013 12,823
Supernus Pharmaceuticals,
Inc. * 1,695 44,629
Tarsus Pharmaceuticals, Inc. * 37 835
TherapeuticsMD, Inc. *(d) 8,215 8,215
Theravance Biopharma, Inc. * 1,548 20,093
Verrica Pharmaceuticals, Inc. * 408 4,366
Viatris, Inc. 30,586 430,345
VYNE Therapeutics, Inc. * 49 132
WaVe Life Sciences Ltd. * 742 4,088
Common Stocks
Shares Value ($)
Pharmaceuticals
Xeris Pharmaceuticals, Inc. * 58 178
Zoetis, Inc. 12,563 2,546,520
Zogenix, Inc. * 1,802 29,210
39,391,811
Professional Services 0.4%
Acacia Research Corp. * 47 265
ASGN, Inc. * 1,338 135,312
Barrett Business Services, Inc. 261 19,108
Booz Allen Hamilton Holding
Corp. 3,329 285,661
CACI International, Inc.,
Class A * 522 139,353
CBIZ, Inc. * 1,696 54,849
Clarivate plc * 10,685 243,618
CoStar Group, Inc. * 10,710 951,584
CRA International, Inc. 210 18,003
Dun & Bradstreet Holdings,
Inc. * 5,899 123,643
Equifax, Inc. 3,389 883,173
Exponent, Inc. 1,322 141,573
First Advantage Corp. * 5,286 103,658
Forrester Research, Inc. * 391 18,318
Franklin Covey Co. * 446 16,319
FTI Consulting, Inc. * 898 130,839
GP Strategies Corp. * 374 7,611
Heidrick & Struggles
International, Inc. 668 28,530
Huron Consulting Group, Inc. * 764 37,535
ICF International, Inc. 637 58,330
IHS Markit Ltd. 10,064 1,175,878
Insperity, Inc. 803 79,537
Jacobs Engineering Group,
Inc. 3,590 485,548
KBR, Inc. 3,682 142,493
Kelly Services, Inc., Class A * 1,200 26,304
Kforce, Inc. 716 44,700
Korn Ferry 1,335 91,768
Legalzoom.com, Inc. * 1,493 54,913
Leidos Holdings, Inc. 4,684 498,471
ManpowerGroup, Inc. 1,653 196,013
ManTech International Corp.,
Class A 553 48,365
Mistras Group, Inc. * 536 5,628
Nielsen Holdings plc 9,480 224,581
Rekor Systems, Inc. * 32 252
Resources Connection, Inc. 1,104 17,101
Robert Half International, Inc. 2,770 272,042
Science Applications
International Corp. 1,545 134,879
Skillsoft Corp. * 63 548
TransUnion 5,184 622,391
TriNet Group, Inc. * 926 76,839
TrueBlue, Inc. * 1,214 33,009
Upwork, Inc. * 2,836 146,876
Verisk Analytics, Inc. 4,139 786,162
Willdan Group, Inc. * 374 15,428
8,577,008

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A * 8,793 848,173
Compass, Inc., Class A * 23 314
Cushman & Wakefield plc * 3,815 71,226
eXp World Holdings, Inc. * 1,280 45,978
Five Point Holdings LLC,
Class A * 58 485
Forestar Group, Inc. * 453 9,273
FRP Holdings, Inc. * 257 15,453
Howard Hughes Corp. (The) * 1,259 116,722
Jones Lang LaSalle, Inc. * 1,323 294,460
Kennedy-Wilson Holdings, Inc. 4,251 85,828
Marcus & Millichap, Inc. * 831 33,066
Newmark Group, Inc., Class A 2,664 34,312
Opendoor Technologies, Inc. * 9,416 139,545
Rafael Holdings, Inc.,
Class B * 365 18,473
RE/MAX Holdings, Inc.,
Class A 18 617
Realogy Holdings Corp. * 1,838 32,569
Redfin Corp. * 2,838 166,222
RMR Group, Inc. (The),
Class A 507 19,895
St Joe Co. (The) 1,048 47,443
Stratus Properties, Inc. * 8 241
Tejon Ranch Co. * 778 14,183
1,994,478
Road & Rail 0.5%
AMERCO 214 125,823
ArcBest Corp. 855 50,539
Avis Budget Group, Inc. * 1,342 111,077
Covenant Logistics Group,
Inc. * 377 7,921
CSX Corp. 60,902 1,968,353
Daseke, Inc. * 1,346 9,301
Heartland Express, Inc. 1,531 26,073
JB Hunt Transport Services,
Inc. 2,301 387,603
Kansas City Southern 2,493 667,625
Knight-Swift Transportation
Holdings, Inc. 4,136 205,518
Landstar System, Inc. 1,070 167,990
Lyft, Inc., Class A * 7,562 418,330
Marten Transport Ltd. 1,923 30,422
Norfolk Southern Corp. 6,558 1,690,849
Old Dominion Freight Line,
Inc. 3,113 837,864
PAM Transportation Services,
Inc. * 61 3,812
Ryder System, Inc. (d) 1,257 95,721
Saia, Inc. * 711 160,686
Schneider National, Inc.,
Class B 1,915 42,973
TuSimple Holdings, Inc.,
Class A * 913 33,598
Uber Technologies, Inc. * 42,519 1,847,876
Union Pacific Corp. 17,512 3,830,925
Universal Logistics Holdings,
Inc. 236 5,440
Common Stocks
Shares Value ($)
Road & Rail
US Xpress Enterprises, Inc.,
Class A * 689 6,015
Werner Enterprises, Inc. 1,228 56,132
Yellow Corp. * 49 255
12,788,721
Semiconductors & Semiconductor Equipment 2.4%
ACM Research, Inc., Class A * 12 1,114
Advanced Micro Devices,
Inc. * 29,438 3,126,021
Allegro MicroSystems, Inc. * 1,347 36,921
Alpha & Omega
Semiconductor Ltd. * 565 14,684
Ambarella, Inc. * 846 83,322
Amkor Technology, Inc. 1,925 47,432
Analog Devices, Inc. 5,151 862,380
Applied Materials, Inc. 24,376 3,410,934
Atomera, Inc. *(d) 413 7,289
Axcelis Technologies, Inc. * 1,152 44,410
AXT, Inc. * 1,102 11,240
Broadcom, Inc. 10,552 5,121,941
Brooks Automation, Inc. 1,906 169,653
CEVA, Inc. * 178 8,836
Cirrus Logic, Inc. * 1,403 115,874
CMC Materials, Inc. 736 106,455
Cohu, Inc. * 1,501 53,150
Cree, Inc. * 2,942 272,900
Diodes, Inc. * 993 81,426
DSP Group, Inc. * 799 12,824
Enphase Energy, Inc. * 3,376 640,090
Entegris, Inc. 3,734 450,470
First Solar, Inc. * 2,811 241,858
FormFactor, Inc. * 1,536 57,231
Ichor Holdings Ltd. * 782 40,328
Impinj, Inc. * 581 26,726
indie Semiconductor, Inc.,
Class A * 35 304
Intel Corp. 107,505 5,775,169
KLA Corp. 4,043 1,407,611
Kopin Corp. * 3,936 26,529
Kulicke & Soffa Industries, Inc. 1,663 90,401
Lam Research Corp. 3,790 2,415,784
Lattice Semiconductor Corp. * 3,833 217,523
MACOM Technology Solutions
Holdings, Inc. * 1,120 69,126
Marvell Technology, Inc. 21,374 1,293,341
Maxim Integrated Products,
Inc. * 7,000 699,370
MaxLinear, Inc. * 1,518 73,213
Microchip Technology, Inc. 6,677 955,612
Micron Technology, Inc. * 31,487 2,442,761
MKS Instruments, Inc. 1,433 224,178
Monolithic Power Systems,
Inc. 1,180 530,127
NeoPhotonics Corp. * 1,813 17,586
NVE Corp. 170 12,762
NVIDIA Corp. 64,232 12,524,598
NXP Semiconductors NV 7,152 1,476,101
ON Semiconductor Corp. * 11,675 456,025
Onto Innovation, Inc. * 1,582 110,867

60 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
PDF Solutions, Inc. * 1,007 18,841
Photronics, Inc. * 2,243 29,989
Power Integrations, Inc. 1,605 155,669
Qorvo, Inc. * 3,113 590,194
QUALCOMM, Inc. 29,953 4,486,959
Rambus, Inc. * 2,526 59,765
Semtech Corp. * 1,592 98,561
Silicon Laboratories, Inc. * 1,243 185,195
SiTime Corp. * 361 48,966
Skyworks Solutions, Inc. 4,335 799,851
SMART Global Holdings, Inc. * 410 19,204
SunPower Corp. *(d) 1,501 37,180
Synaptics, Inc. * 1,029 156,326
Teradyne, Inc. 4,557 578,739
Texas Instruments, Inc. 24,740 4,715,939
Ultra Clean Holdings, Inc. * 714 38,563
Universal Display Corp. 1,167 273,650
Veeco Instruments, Inc. * 1,731 40,159
Xilinx, Inc. 6,708 1,005,127
59,203,374
Software 4.9%
8x8, Inc. * 3,372 86,188
A10 Networks, Inc. * 2,225 28,413
ACI Worldwide, Inc. * 2,943 100,945
Adobe, Inc. * 12,680 7,882,268
Agilysys, Inc. * 631 35,058
Alarm.com Holdings, Inc. * 1,082 90,044
Alight, Inc., Class A * 106 998
Altair Engineering, Inc.,
Class A * 1,440 100,454
Alteryx, Inc., Class A * 1,574 121,828
American Software, Inc.,
Class A 1,026 22,572
Anaplan, Inc. * 4,052 231,774
ANSYS, Inc. * 2,370 873,250
Appfolio, Inc., Class A * 532 75,331
Appian Corp. *(d) 1,058 123,183
Asana, Inc., Class A * 1,977 140,486
Aspen Technology, Inc. * 1,721 251,714
Atlassian Corp. plc, Class A * 3,465 1,126,541
Autodesk, Inc. * 5,882 1,888,887
Avalara, Inc. * 2,227 372,288
Avaya Holdings Corp. * 1,762 42,676
AvePoint, Inc. * 34 359
Benefitfocus, Inc. * 1,015 13,357
Bentley Systems, Inc., Class B 3,625 220,436
Bill.com Holdings, Inc. * 2,030 419,845
Black Knight, Inc. * 3,824 316,665
Blackbaud, Inc. * 1,007 71,829
Blackline, Inc. * 1,353 154,770
Blend Labs, Inc., Class A *(d) 5,565 100,504
Bottomline Technologies DE,
Inc. * 606 24,458
Box, Inc., Class A * 3,277 78,386
BTRS Holdings, Inc. * 2,583 30,247
C3.ai, Inc., Class A * 478 24,067
Cadence Design Systems,
Inc. * 7,332 1,082,570
CDK Global, Inc. 2,888 138,595
Common Stocks
Shares Value ($)
Software
Cerence, Inc. * 906 97,404
Ceridian HCM Holding, Inc. * 3,534 347,746
ChannelAdvisor Corp. * 780 18,166
Citrix Systems, Inc. 3,379 340,434
Cleanspark, Inc. * 33 446
Clear Secure, Inc., Class A * 266 13,148
Cloudera, Inc. * 5,916 93,887
Cloudflare, Inc., Class A * 6,504 771,570
CommVault Systems, Inc. * 983 74,305
Confluent, Inc., Class A * 487 19,086
Cornerstone OnDemand, Inc. * 1,344 64,431
Couchbase, Inc. * 1,046 31,547
Coupa Software, Inc. * 1,904 413,168
Crowdstrike Holdings, Inc.,
Class A * 4,292 1,088,494
CS Disco, Inc. * 1,342 55,465
Datadog, Inc., Class A * 6,093 674,495
Datto Holding Corp. * 839 21,890
Digimarc Corp. * 404 11,595
Digital Turbine, Inc. * 2,093 131,754
DocuSign, Inc. * 5,024 1,497,353
Dolby Laboratories, Inc.,
Class A 1,733 168,274
Domo, Inc., Class B * 812 71,724
Dropbox, Inc., Class A * 8,148 256,581
Duck Creek Technologies,
Inc. * 1,945 85,444
Dynatrace, Inc. * 4,736 302,488
E2open Parent Holdings, Inc. * 127 1,276
Ebix, Inc. 874 26,412
eGain Corp. * 674 7,866
Elastic NV * 1,867 276,428
Envestnet, Inc. * 873 65,676
Everbridge, Inc. * 878 123,991
Fair Isaac Corp. * 743 389,265
Faraday Future Intelligent
Electric, Inc. * 30 362
FireEye, Inc. * 5,503 111,161
Five9, Inc. * 1,832 368,763
Fortinet, Inc. * 3,519 958,013
GTY Technology Holdings,
Inc. * 1,714 11,861
Guidewire Software, Inc. * 2,149 247,565
HubSpot, Inc. * 1,211 721,780
Ideanomics, Inc. *(d) 11,339 26,873
Instructure Holdings, Inc. *(d) 6,666 135,120
Intelligent Systems Corp. * 250 8,448
InterDigital, Inc. 665 43,817
Intuit, Inc. 6,787 3,596,906
ironSource Ltd., Class A * 104 887
J2 Global, Inc. * 1,187 167,688
Jamf Holding Corp. * 1,026 33,663
JFrog Ltd. * 1,284 56,265
Kaltura, Inc. * 9,315 110,942
Latch, Inc. * 31 413
LivePerson, Inc. * 1,871 119,164
LiveVox Holdings, Inc. * 25 192
Manhattan Associates, Inc. * 1,603 255,887
MarketWise, Inc. * 33 464
Matterport, Inc. * 35 541

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
Software
McAfee Corp., Class A 1,729 46,804
Medallia, Inc. * 2,721 92,160
MeridianLink, Inc. * 4,229 100,396
Microsoft Corp. 200,358 57,083,998
MicroStrategy, Inc.,
Class A *(d) 186 116,438
Mimecast Ltd. * 1,615 89,713
Mitek Systems, Inc. * 2,154 47,625
Model N, Inc. * 1,144 37,031
Momentive Global, Inc. * 2,504 52,584
N-Able, Inc. * 808 11,144
nCino, Inc. * 1,234 78,445
New Relic, Inc. * 1,337 92,360
NortonLifeLock, Inc. 14,966 371,456
Nuance Communications,
Inc. * 7,865 431,789
Nutanix, Inc., Class A * 5,117 184,314
Olo, Inc., Class A * 1,529 53,622
ON24, Inc. * 696 25,418
OneSpan, Inc. * 1,129 27,852
Oracle Corp. 47,140 4,107,780
PagerDuty, Inc. * 2,278 92,464
Palantir Technologies, Inc.,
Class A * 42,464 921,893
Palo Alto Networks, Inc. * 2,816 1,123,725
Paycom Software, Inc. * 1,331 532,400
Paylocity Holding Corp. * 965 200,199
Pegasystems, Inc. 1,077 137,468
Ping Identity Holding Corp. * 1,589 35,069
Procore Technologies, Inc. * 304 31,397
Progress Software Corp. 1,418 64,647
Proofpoint, Inc. * 1,720 300,415
PROS Holdings, Inc. * 608 26,399
PTC, Inc. * 2,881 390,231
Q2 Holdings, Inc. * 1,428 147,527
QAD, Inc., Class A 412 35,741
Qualtrics International, Inc.,
Class A * 26 1,085
Qualys, Inc. * 794 80,639
Rapid7, Inc. * 1,331 151,401
Rimini Street, Inc. * 658 5,718
RingCentral, Inc., Class A * 2,163 578,105
Riot Blockchain, Inc. *(d) 2,249 74,105
Riskified Ltd., Class A * 499 13,683
SailPoint Technologies
Holdings, Inc. * 2,219 110,928
salesforce.com, Inc. * 24,523 5,932,849
Sapiens International Corp.
NV 895 22,563
SecureWorks Corp., Class A * 263 5,276
SentinelOne, Inc., Class A * 1,016 50,099
ServiceNow, Inc. * 5,243 3,082,307
Sharecare, Inc. * 35 282
ShotSpotter, Inc. * 278 12,705
Smartsheet, Inc., Class A * 3,164 229,548
Smith Micro Software, Inc. * 1,114 6,305
Splunk, Inc. * 4,400 624,712
Sprout Social, Inc., Class A * 1,258 111,761
SPS Commerce, Inc. * 862 93,915
Common Stocks
Shares Value ($)
Software
SS&C Technologies Holdings,
Inc. 7,497 587,690
Sumo Logic, Inc. * 2,276 46,999
Synopsys, Inc. * 4,195 1,208,118
Telos Corp. * 86 2,410
Tenable Holdings, Inc. * 2,180 93,304
Teradata Corp. * 3,008 149,377
Trade Desk, Inc. (The),
Class A * 11,390 932,955
Tyler Technologies, Inc. * 1,067 525,647
Unity Software, Inc. * 3,984 426,766
Upland Software, Inc. * 899 32,364
Varonis Systems, Inc. * 3,216 196,819
Verint Systems, Inc. * 1,390 59,311
Veritone, Inc. * 913 18,881
Vertex, Inc., Class A * 27 510
Viant Technology, Inc.,
Class A * 774 13,383
VirnetX Holding Corp. *(d) 2,180 8,938
VMware, Inc., Class A * 81 12,453
Vonage Holdings Corp. * 5,695 81,211
WM Technology, Inc. * 25 341
Workday, Inc., Class A * 5,044 1,182,314
Workiva, Inc. * 970 125,877
Xperi Holding Corp. 2,747 57,055
Yext, Inc. * 3,240 42,217
Zendesk, Inc. * 3,148 410,908
Zeta Global Holdings Corp.,
Class A * 5,042 30,403
Zix Corp. * 1,826 13,531
Zoom Video Communications,
Inc., Class A * 5,642 2,133,240
Zscaler, Inc. * 2,108 497,298
Zuora, Inc., Class A * 3,077 53,201
118,011,581
Specialty Retail 1.1%
Aaron's Co., Inc. (The) 1,119 32,306
Abercrombie & Fitch Co.,
Class A * 1,521 57,509
Academy Sports & Outdoors,
Inc. * 1,521 56,353
Advance Auto Parts, Inc. 1,701 360,714
American Eagle Outfitters,
Inc. (d) 3,887 133,985
America's Car-Mart, Inc. * 212 33,708
Arko Corp. * 88 730
Asbury Automotive Group,
Inc. * 361 74,171
AutoNation, Inc. * 1,264 153,361
AutoZone, Inc. * 577 936,800
Barnes & Noble Education,
Inc. * 37 309
Bed Bath & Beyond, Inc. * 2,838 80,997
Best Buy Co., Inc. 6,619 743,645
Big 5 Sporting Goods Corp. 21 460
Blink Charging Co. * 1,162 40,124
Boot Barn Holdings, Inc. * 646 55,827
Buckle, Inc. (The) 1,119 47,088
Burlington Stores, Inc. * 1,805 604,314

62 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
Caleres, Inc. 1,327 32,830
Camping World Holdings, Inc.,
Class A 1,171 46,091
CarLotz, Inc. * 74 329
CarMax, Inc. * 4,221 565,403
Carvana Co. * 1,980 668,369
Cato Corp. (The), Class A 839 13,843
Chico's FAS, Inc. * 4,213 26,036
Children's Place, Inc. (The) * 232 19,565
Citi Trends, Inc. * 305 24,324
Conn's, Inc. * 599 13,322
Container Store Group, Inc.
(The) * 691 7,269
Designer Brands, Inc.,
Class A * 361 5,260
Dick's Sporting Goods, Inc. 1,701 177,142
EVgo, Inc. * 23 273
Five Below, Inc. * 1,455 282,881
Floor & Decor Holdings, Inc.,
Class A *(d) 2,776 338,700
Foot Locker, Inc. 2,258 128,841
GameStop Corp., Class A *(d) 1,021 164,504
Gap, Inc. (The) 6,003 175,107
Genesco, Inc. * 424 24,359
Group 1 Automotive, Inc. 453 78,704
GrowGeneration Corp. * 1,638 66,617
Guess?, Inc. 1,575 35,154
Haverty Furniture Cos., Inc. 645 23,214
Hibbett, Inc. 618 54,792
Home Depot, Inc. (The) 28,509 9,356,369
JOANN, Inc. 42 649
Kirkland's, Inc. * 13 253
L Brands, Inc. 6,260 501,238
Leslie's, Inc. * 2,460 59,901
Lithia Motors, Inc., Class A 722 272,353
Lowe's Cos., Inc. 19,016 3,664,193
Lumber Liquidators Holdings,
Inc. * 1,025 19,557
MarineMax, Inc. * 719 38,675
Monro, Inc. 829 48,082
Murphy USA, Inc. 655 96,619
National Vision Holdings, Inc. * 2,419 130,578
ODP Corp. (The) * 953 45,105
OneWater Marine, Inc.,
Class A 179 8,409
O'Reilly Automotive, Inc. * 1,797 1,085,100
Party City Holdco, Inc. * 3,543 30,257
Penske Automotive Group,
Inc. 824 73,006
Petco Health & Wellness Co.,
Inc. * 1,600 33,008
Rent-A-Center, Inc. 1,858 106,315
Restoration Hardware
Holdings, Inc. * 468 310,789
Ross Stores, Inc. 9,320 1,143,471
Sally Beauty Holdings, Inc. * 2,374 44,916
Shift Technologies, Inc. * 46 389
Shoe Carnival, Inc. 768 25,882
Signet Jewelers Ltd. 1,167 75,085
Sleep Number Corp. * 600 59,526
Common Stocks
Shares Value ($)
Specialty Retail
Sonic Automotive, Inc.,
Class A 239 13,037
Sportsman's Warehouse
Holdings, Inc. * 1,453 25,674
Tilly's, Inc., Class A 748 11,093
TJX Cos., Inc. (The) 32,354 2,226,279
Tractor Supply Co. 3,028 547,856
TravelCenters of America,
Inc. * 12 347
Ulta Beauty, Inc. * 1,492 501,014
Urban Outfitters, Inc. * 1,976 73,468
Vroom, Inc. * 3,078 114,009
Williams-Sonoma, Inc. 2,072 314,322
Winmark Corp. 100 21,082
Zumiez, Inc. * 114 4,976
27,468,212
Technology Hardware, Storage & Peripherals 2.7%
3D Systems Corp. * 3,171 87,329
Apple, Inc. 421,576 61,491,075
Avid Technology, Inc. * 1,126 42,101
Corsair Gaming, Inc. * 1,127 32,897
Dell Technologies, Inc.,
Class C * 11,058 1,068,424
Diebold Nixdorf, Inc. * 1,984 20,653
Eastman Kodak Co. * 475 3,506
Hewlett Packard Enterprise
Co. 33,194 481,313
HP, Inc. 33,246 959,812
Immersion Corp. * 26 197
NCR Corp. * 3,439 152,692
NetApp, Inc. 6,043 480,962
Pure Storage, Inc., Class A * 6,310 123,171
Quantum Corp. * 981 6,082
Seagate Technology Holdings
plc 211 18,547
Super Micro Computer, Inc. * 602 22,900
Turtle Beach Corp. * 393 12,144
Western Digital Corp. * 7,896 512,687
Xerox Holdings Corp. 3,336 80,498
65,596,990
Textiles, Apparel & Luxury Goods 0.4%
Capri Holdings Ltd. *(d) 4,245 239,036
Carter's, Inc. 1,179 115,235
Columbia Sportswear Co. 911 90,754
Crocs, Inc. * 1,604 217,839
Deckers Outdoor Corp. * 722 296,634
Fossil Group, Inc. * 1,696 21,404
G-III Apparel Group Ltd. * 1,549 46,253
Hanesbrands, Inc. 8,772 160,177
Kontoor Brands, Inc. 1,159 64,185
Lakeland Industries, Inc. * 8 216
Levi Strauss & Co., Class A 82 2,257
Lululemon Athletica, Inc. * 2,916 1,166,896
Movado Group, Inc. 600 18,042
NIKE, Inc., Class B 32,787 5,492,150
Oxford Industries, Inc. 564 49,028
PLBY Group, Inc. * 13 366
PVH Corp. * 1,984 207,566

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Ralph Lauren Corp. 1,149 130,434
Rocky Brands, Inc. 212 11,533
Skechers USA, Inc., Class A * 3,140 168,555
Steven Madden Ltd. 2,049 89,808
Superior Group of Cos., Inc. 343 8,030
Tapestry, Inc. * 7,914 334,762
Under Armour, Inc., Class A * 10,558 202,562
Unifi, Inc. * 528 12,456
Vera Bradley, Inc. * 1,058 11,649
VF Corp. 8,477 679,855
Wolverine World Wide, Inc. 1,780 59,701
9,897,383
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 1,125 53,831
Blue Foundry Bancorp * 8,561 105,985
Bridgewater Bancshares, Inc. * 895 14,517
Capitol Federal Financial, Inc. 131 1,453
Columbia Financial, Inc. * 1,851 33,392
Essent Group Ltd. 2,987 134,923
Federal Agricultural Mortgage
Corp., Class C 389 37,928
Finance of America Cos., Inc.,
Class A * 4,342 28,006
Flagstar Bancorp, Inc. 1,229 56,239
FS Bancorp, Inc. 280 9,738
Hingham Institution for
Savings 57 17,043
Home Bancorp, Inc. 290 10,185
HomeStreet, Inc. 21 792
Kearny Financial Corp. 2,713 32,637
Luther Burbank Corp. 1,038 13,452
Merchants Bancorp 303 11,102
Meridian Bancorp, Inc. 1,574 30,079
Meta Financial Group, Inc. 240 11,928
MGIC Investment Corp. (d) 9,480 131,203
Mr. Cooper Group, Inc. * 1,601 59,525
New York Community
Bancorp, Inc. 11,608 136,742
NMI Holdings, Inc., Class A * 2,742 60,379
Northfield Bancorp, Inc. 46 757
Northwest Bancshares, Inc. 1,525 20,298
PCSB Financial Corp. 689 12,430
PennyMac Financial Services,
Inc. 725 45,595
Pioneer Bancorp, Inc. * 330 3,818
Premier Financial Corp. 1,150 30,797
Provident Bancorp, Inc. 253 3,992
Provident Financial Services,
Inc. 965 20,844
Radian Group, Inc. 4,980 112,448
Rocket Cos., Inc., Class A 3,201 55,185
Southern Missouri Bancorp,
Inc. 311 13,958
TFS Financial Corp. 1,720 33,506
TrustCo Bank Corp. 19 639
UWM Holdings Corp. 84 641
Walker & Dunlop, Inc. 685 70,884
Washington Federal, Inc. 3,029 97,746
Waterstone Financial, Inc. 848 16,731
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
WSFS Financial Corp. 378 16,549
1,547,897
Tobacco 0.3%
22nd Century Group, Inc. * 7,621 24,463
Altria Group, Inc. 51,268 2,462,915
British American Tobacco plc ,
ADR-UK 2,761 103,400
Philip Morris International, Inc. 41,149 4,118,603
Turning Point Brands, Inc. 312 16,542
Universal Corp. 832 43,397
Vector Group Ltd. 3,969 53,026
6,822,346
Trading Companies & Distributors 0.2%
Air Lease Corp. 2,800 118,608
Alta Equipment Group, Inc. * 570 7,176
Applied Industrial
Technologies, Inc. 907 81,358
Beacon Roofing Supply, Inc. * 1,280 68,454
BlueLinx Holdings, Inc. * 9 387
Boise Cascade Co. 761 38,925
CAI International, Inc. 537 29,970
Core & Main, Inc., Class A *(d) 4,386 116,229
Custom Truck One Source,
Inc. * 431 3,357
DXP Enterprises, Inc. * 560 18,284
EVI Industries, Inc. * 171 4,607
Fastenal Co. 15,296 837,762
GATX Corp. 858 79,151
Global Industrial Co. 484 19,128
GMS, Inc. * 1,401 68,831
H&E Equipment Services, Inc. 1,076 36,616
Herc Holdings, Inc. * 559 69,338
Lawson Products, Inc. * 156 8,188
McGrath RentCorp 725 56,855
MRC Global, Inc. * 2,770 25,401
MSC Industrial Direct Co.,
Inc., Class A 1,176 104,864
NOW, Inc. * 3,832 37,822
Rush Enterprises, Inc.,
Class A 1,624 75,609
SiteOne Landscape Supply,
Inc. * 1,171 204,667
Textainer Group Holdings
Ltd. * 1,478 47,710
Titan Machinery, Inc. * 663 18,915
Transcat, Inc. * 218 13,919
Triton International Ltd. 1,634 86,259
United Rentals, Inc. * 1,997 658,111
Univar Solutions, Inc. * 3,980 97,669
Veritiv Corp. * 507 31,069
Watsco, Inc. 820 231,601
WESCO International, Inc. * 1,293 137,640
Willis Lease Finance Corp. * 86 3,578
WW Grainger, Inc. 1,210 537,942
3,976,000

64 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Transportation Infrastructure 0.0%
†
Macquarie Infrastructure Corp. 1,587 62,687
Water Utilities 0.1%
American States Water Co. 812 71,716
American Water Works Co.,
Inc. 5,523 939,517
Artesian Resources Corp.,
Class A 258 10,083
Cadiz, Inc. * 692 9,377
California Water Service
Group 1,609 100,852
Essential Utilities, Inc. 5,792 284,503
Global Water Resources, Inc. 376 6,625
Middlesex Water Co. 573 58,297
Pure Cycle Corp. * 664 10,265
SJW Group 858 59,142
York Water Co. (The) 427 20,607
1,570,984
Wireless Telecommunication Services 0.1%
Gogo, Inc. * 1,717 17,805
Shenandoah
Telecommunications Co. 983 51,893
Telephone & Data Systems,
Inc. 3,146 70,313
T-Mobile US, Inc. * 15,627 2,250,600
United States Cellular Corp. * 521 18,944
Vodafone Group plc , ADR-UK 6,418 104,806
2,514,361
Total Common Stocks
(cost $739,369,452)
1,205,709,052
Convertible Bond 0.0%
†
Principal
Amount ($)
Pharmaceuticals 0.0%
†
Dermira, Inc., 3.00%,
5/15/2022 480,000 484,800
Total Convertible Bond
(cost $483,881)
484,800
Corporate Bonds 19.9%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
1.43%, 2/4/2024 1,850,000 1,854,908
4.88%, 5/1/2025 2,600,000 2,915,546
2.75%, 2/1/2026 920,000 962,119
General Dynamics Corp. ,
3.25%, 4/1/2025 1,957,000 2,124,384
3.50%, 5/15/2025 1,490,000 1,634,780
1.15%, 6/1/2026 1,120,000 1,133,885
Northrop Grumman Corp. ,
2.93%, 1/15/2025 3,990,000 4,256,967
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 150,000 160,626
15,043,215
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.2%
General Motors Co. ,
(ICE LIBOR USD 3
Month + 0.90%), 1.03%,
9/10/2021(e) 230,000 230,148
5.40%, 10/2/2023 130,000 142,576
6.13%, 10/1/2025 1,290,000 1,526,965
Nissan Motor Acceptance
Corp. ,
1.05%, 3/8/2024(a) 470,000 469,990
2.00%, 3/9/2026(a) 530,000 538,883
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 1,660,000 1,730,322
4,638,884
Banks 4.6%
Banco Santander SA ,
2.75%, 5/28/2025 4,400,000 4,641,890
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
0.79%), 0.92%, 3/5/2024(e) 2,000,000 2,017,535
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(e) 2,570,000 2,734,112
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 410,000 412,198
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 1,010,000 1,027,536
Bank of Montreal ,
2.50%, 6/28/2024 1,360,000 1,434,662
1.85%, 5/1/2025 3,920,000 4,062,428
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 2,320,000 2,356,556
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,550,000 5,835,288
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 450,000 465,550
Citigroup, Inc. ,
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 370,000 377,656
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 3,210,000 3,437,138
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 1,100,000 1,090,747
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 5,300,000 5,305,864
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.34%, 6/24/2026(a)(e) 1,860,000 1,877,893
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 4,340,000 4,442,250
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 2,800,000 2,825,814

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
3.60%, 5/25/2023 2,510,000 2,653,926
(ICE LIBOR USD 3
Month + 1.00%), 1.16%,
5/18/2024(e) 3,450,000 3,494,608
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 560,000 561,479
Intesa Sanpaolo SpA ,
3.13%, 7/14/2022(a) 2,340,000 2,397,370
3.38%, 1/12/2023(a) 2,000,000 2,077,749
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 1,030,000 1,050,045
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 1,440,000 1,552,169
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 5,760,000 5,974,386
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.33%, 6/15/2023(e) 1,990,000 2,004,835
3.90%, 3/12/2024 600,000 648,827
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 1,160,000 1,257,242
National Securities Clearing
Corp. ,
1.20%, 4/23/2023(a) 530,000 538,112
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 5,150,000 5,160,307
Royal Bank of Canada ,
1.15%, 6/10/2025 980,000 989,069
Santander UK Group Holdings
plc ,
3.57%, 1/10/2023 500,000 506,906
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 570,000 572,834
Standard Chartered plc ,
3.95%, 1/11/2023(a) 4,000,000 4,162,460
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 0.93%,
10/16/2023(e) 2,500,000 2,532,317
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 1,890,000 1,903,935
1.15%, 6/12/2025 1,460,000 1,477,059
1.20%, 6/3/2026 1,600,000 1,615,284
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 1,220,000 1,239,831
UniCredit SpA ,
6.57%, 1/14/2022(a) 3,690,000 3,784,321
US Bancorp ,
1.45%, 5/12/2025 5,690,000 5,834,067
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 1.36%,
10/31/2023(e) 3,390,000 3,434,421
(SOFR + 1.60%), 1.65%,
6/2/2024(e) 4,530,000 4,626,436
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 3,020,000 3,143,024
Westpac Banking Corp. ,
1.15%, 6/3/2026 1,250,000 1,262,679
110,800,815
Beverages 0.1%
Coca-Cola Co. (The) ,
1.45%, 6/1/2027 250,000 255,310
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 746,618
2.25%, 3/19/2025 1,040,000 1,097,106
2.63%, 3/19/2027 10,000 10,829
2,109,863
Biotechnology 0.4%
AbbVie, Inc. ,
2.60%, 11/21/2024 1,030,000 1,089,661
3.80%, 3/15/2025 1,720,000 1,884,303
2.95%, 11/21/2026 4,180,000 4,530,619
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,000,000 1,074,973
8,579,556
Building Products 0.1%
Carrier Global Corp. ,
2.24%, 2/15/2025 1,950,000 2,040,783
Capital Markets 1.6%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 5,140,000 5,289,591
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 1,560,000 1,574,155
Credit Suisse AG ,
3.63%, 9/9/2024 2,830,000 3,075,601
2.95%, 4/9/2025 2,490,000 2,669,585
Goldman Sachs Group, Inc.
(The) ,
Series FXD, 0.48%,
1/27/2023 240,000 240,129
3.50%, 4/1/2025 3,120,000 3,387,394
3.75%, 5/22/2025 7,300,000 7,996,735
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(e) 2,110,000 2,110,588
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,450,000 4,620,398
UBS Group AG ,
3.49%, 5/23/2023(a) 1,000,000 1,024,620
(ICE LIBOR USD 3
Month + 0.95%), 1.11%,
8/15/2023(a)(e) 2,100,000 2,117,739

66 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(ICE LIBOR USD 3
Month + 0.95%), 2.86%,
8/15/2023(a)(e) 2,010,000 2,059,387
USAA Capital Corp. ,
0.50%, 5/1/2024(a) 2,420,000 2,421,231
38,587,153
Chemicals 0.2%
Equate Petrochemical BV ,
2.63%, 4/28/2028(a) 1,250,000 1,266,615
OCP SA ,
Reg. S, 4.50%, 10/22/2025 2,200,000 2,381,245
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 790,000 794,819
2.88%, 5/11/2031(a) 750,000 763,657
5,206,336
Consumer Finance 0.6%
American Express Co. ,
(ICE LIBOR USD 3
Month + 0.60%), 0.78%,
11/5/2021(e) 2,500,000 2,501,956
Caterpillar Financial Services
Corp. ,
0.45%, 5/17/2024 3,750,000 3,757,112
1.45%, 5/15/2025 2,410,000 2,477,018
Ford Motor Credit Co. LLC ,
5.88%, 8/2/2021 930,000 930,000
(ICE LIBOR USD 3 Month +
1.08%), 1.26%, 8/3/2022(e) 1,620,000 1,619,771
General Motors Financial Co.,
Inc. ,
3.55%, 7/8/2022 1,500,000 1,542,780
PACCAR Financial Corp. ,
1.10%, 5/11/2026 1,790,000 1,801,073
Park Aerospace Holdings Ltd. ,
5.25%, 8/15/2022(a) 13,000 13,562
14,643,272
Diversified Financial Services 0.3%
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 2,990,000 2,999,610
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 0.56%,
11/13/2023(e) 2,660,000 2,677,822
2.88%, 5/10/2026 830,000 902,715
SLM Student Loan Trust
2003-10 ,
5.15%, 12/15/2039(a) 1,410,000 1,412,686
7,992,833
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
3.40%, 5/15/2025 2,927,000 3,193,155
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,698,500
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. ,
0.75%, 3/22/2024 1,100,000 1,104,983
3.38%, 2/15/2025 5,680,000 6,177,990
0.85%, 11/20/2025 3,190,000 3,172,918
1.45%, 3/20/2026 240,000 243,277
2.63%, 8/15/2026 580,000 618,344
17,209,167
Electric Utilities 0.5%
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 1,000,000 1,031,721
Duke Energy Corp. ,
2.40%, 8/15/2022 700,000 713,968
FirstEnergy Corp. ,
Series A, 3.60%,
7/15/2022(c) 2,855,000 2,890,773
Series B, 4.75%,
3/15/2023(c) 2,162,000 2,275,505
Series A, 1.60%, 1/15/2026 940,000 935,037
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 1,790,000 1,787,543
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.45%, 5/21/2028(a) 1,830,000 2,127,375
11,761,922
Energy Equipment & Services 0.0%
†
Halliburton Co. ,
3.25%, 11/15/2021 767,000 767,660
Food & Staples Retailing 0.1%
Walmart, Inc. ,
3.40%, 6/26/2023 120,000 126,718
3.55%, 6/26/2025 1,160,000 1,280,999
1,407,717
Food Products 0.2%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,590,629
1.38%, 7/23/2023(a) 330,000 336,360
Hershey Co. (The) ,
0.90%, 6/1/2025 400,000 402,371
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 214,197
Mondelez International, Inc. ,
1.50%, 5/4/2025 930,000 951,298
3,494,855
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
3.36%, 6/6/2024 1,000,000 1,071,194
3.73%, 12/15/2024 2,070,000 2,253,094
3,324,288
Health Care Providers & Services 1.0%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 953,118

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.02%,
7/15/2023(e) 4,850,000 4,912,290
3.75%, 7/15/2023 12,000 12,744
3.25%, 4/15/2025 1,010,000 1,092,920
4.13%, 11/15/2025 4,440,000 4,994,970
CVS Health Corp. ,
3.70%, 3/9/2023 310,000 325,666
3.88%, 7/20/2025 6,460,000 7,149,510
Humana, Inc. ,
3.15%, 12/1/2022 1,500,000 1,544,506
4.50%, 4/1/2025 260,000 291,737
UnitedHealth Group, Inc. ,
2.38%, 10/15/2022 50,000 51,259
3.50%, 6/15/2023 120,000 127,043
3.75%, 7/15/2025 1,650,000 1,840,267
1.25%, 1/15/2026 240,000 243,863
1.15%, 5/15/2026 1,090,000 1,099,646
24,639,539
Hotels, Restaurants & Leisure 0.4%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 3,230,000 3,326,769
McDonald's Corp. ,
3.30%, 7/1/2025 4,210,000 4,581,408
1.45%, 9/1/2025 240,000 245,316
3.70%, 1/30/2026 80,000 89,127
Sands China Ltd. ,
4.60%, 8/8/2023 1,810,000 1,917,188
10,159,808
Household Products 0.1%
Procter & Gamble Co. (The) ,
2.45%, 11/3/2026 1,220,000 1,313,086
2.80%, 3/25/2027 60,000 65,429
Reckitt Benckiser Treasury
Services plc ,
(ICE LIBOR USD 3
Month + 0.56%), 0.69%,
6/24/2022(a)(e) 2,100,000 2,108,217
3,486,732
Industrial Conglomerates 0.2%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 0.45%,
2/14/2024(e) 3,290,000 3,301,965
Honeywell International, Inc. ,
1.35%, 6/1/2025 2,410,000 2,463,764
5,765,729
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 200,000 211,106
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 151,484
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 2,320,000 2,343,942
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 301,829
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 140,000 141,496
3,149,857
Interactive Media & Services 0.2%
Alphabet, Inc. ,
0.45%, 8/15/2025 930,000 924,616
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 1,980,000 2,041,917
3.68%, 4/22/2041(a) 610,000 651,262
3.84%, 4/24/2051(a) 1,320,000 1,425,570
5,043,365
Internet & Direct Marketing Retail 0.4%
Amazon.com, Inc. ,
1.00%, 5/12/2026 1,460,000 1,475,449
1.20%, 6/3/2027 3,150,000 3,180,310
eBay, Inc. ,
1.40%, 5/10/2026 1,910,000 1,934,549
Prosus NV ,
3.06%, 7/13/2031(a) 2,000,000 1,975,269
8,565,577
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 1,140,000 1,164,686
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 4,990,000 5,129,873
Visa, Inc. ,
3.15%, 12/14/2025 2,930,000 3,213,514
9,508,073
Media 0.8%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 1.83%, 2/1/2024(e) 6,120,000 6,287,750
4.91%, 7/23/2025 830,000 942,139
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 0.76%,
4/15/2024(e) 4,290,000 4,339,563
3.10%, 4/1/2025 2,300,000 2,482,955
3.95%, 10/15/2025 1,870,000 2,097,190
Fox Corp. ,
3.05%, 4/7/2025 3,300,000 3,542,897
3.50%, 4/8/2030 430,000 479,608
20,172,102
Metals & Mining 0.3%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 420,000 438,754
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,273,572
4.13%, 5/30/2023(a) 440,000 466,615
4.13%, 3/12/2024(a) 2,000,000 2,155,730

68 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Southern Copper Corp. ,
3.88%, 4/23/2025 1,860,000 2,028,795
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 725,441
7,088,907
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 40,000 41,652
Target Corp. ,
2.25%, 4/15/2025 2,750,000 2,896,033
2,937,685
Multi-Utilities 0.1%
Abu Dhabi National Energy
Co. PJSC ,
2.00%, 4/29/2028(a) 2,520,000 2,546,208
Oil, Gas & Consumable Fuels 2.4%
Apache Corp. ,
3.25%, 4/15/2022 1,000,000 1,006,750
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3
Month + 0.65%), 0.78%,
9/19/2022(e) 1,000,000 1,005,896
3.19%, 4/6/2025 370,000 399,033
BP Capital Markets plc ,
(ICE LIBOR USD 3
Month + 0.87%), 0.99%,
9/16/2021(e) 590,000 590,609
Chevron Corp. ,
1.55%, 5/11/2025 4,790,000 4,925,310
Cimarex Energy Co. ,
4.38%, 6/1/2024 2,820,000 3,064,161
3.90%, 5/15/2027 590,000 656,518
Continental Resources, Inc. ,
3.80%, 6/1/2024 1,800,000 1,887,282
Devon Energy Corp. ,
5.25%, 9/15/2024(a) 270,000 300,637
5.85%, 12/15/2025 2,220,000 2,605,994
Diamondback Energy, Inc. ,
2.88%, 12/1/2024 1,490,000 1,569,079
Ecopetrol SA ,
5.88%, 9/18/2023 1,050,000 1,132,950
5.38%, 6/26/2026 1,000,000 1,097,400
Energy Transfer LP ,
4.50%, 11/1/2023 80,000 85,691
4.50%, 4/15/2024 1,440,000 1,566,981
2.90%, 5/15/2025 2,270,000 2,394,442
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 500,000 537,445
3.75%, 2/15/2025 900,000 984,384
Exxon Mobil Corp. ,
2.99%, 3/19/2025 4,800,000 5,153,438
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 500,000 559,410
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc. ,
(ICE LIBOR USD 3
Month + 1.28%), 1.41%,
1/15/2023(e) 500,000 506,804
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 2,090,577
MPLX LP ,
(ICE LIBOR USD 3 Month +
1.10%), 1.22%, 9/9/2022(e) 3,430,000 3,432,218
1.75%, 3/1/2026 1,860,000 1,889,807
Occidental Petroleum Corp. ,
(ICE LIBOR USD 3
Month + 1.45%), 1.61%,
8/15/2022(e) 2,530,000 2,516,257
Petrobras Global Finance BV ,
5.30%, 1/27/2025 150,000 168,000
5.75%, 2/1/2029 300,000 338,403
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,970,000 2,036,796
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 1,140,000 1,141,384
0.75%, 1/15/2024 1,210,000 1,210,308
1.13%, 1/15/2026 4,280,000 4,255,139
Qatar Petroleum ,
1.38%, 9/12/2026(a) 2,610,000 2,617,146
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 2,120,000 2,313,443
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 2.10%), 2.23%,
1/13/2023(e) 420,000 417,721
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 400,000 433,417
4.55%, 6/24/2024 2,110,000 2,320,035
59,210,865
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 2,010,000 2,340,967
Pharmaceuticals 0.7%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 1,730,000 1,744,557
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 0.82%,
8/17/2023(e) 2,186,000 2,206,864
Bristol-Myers Squibb Co. ,
2.60%, 5/16/2022 1,830,000 1,864,844
2.90%, 7/26/2024 96,000 102,558
3.88%, 8/15/2025 862,000 959,813
Elanco Animal Health, Inc. ,
4.91%, 8/27/2021(c) 666,000 667,199
Eli Lilly & Co. ,
2.35%, 5/15/2022 400,000 406,839

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc. ,
0.75%, 2/24/2026 440,000 439,550
1.45%, 6/24/2030 260,000 257,904
Pfizer, Inc. ,
0.80%, 5/28/2025 2,470,000 2,489,982
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,680,000 4,626,180
15,766,290
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
4.70%, 4/15/2025 3,760,000 4,224,535
3.15%, 11/15/2025 630,000 677,453
Microchip Technology, Inc. ,
0.98%, 9/1/2024(a) 1,210,000 1,208,343
Micron Technology, Inc. ,
2.50%, 4/24/2023 320,000 329,594
NXP BV ,
2.70%, 5/1/2025(a) 4,050,000 4,283,694
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 0.86%,
1/30/2023(e) 2,470,000 2,493,359
Texas Instruments, Inc. ,
1.75%, 5/4/2030 110,000 111,459
13,328,437
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 2,090,000 2,199,998
Specialty Retail 0.2%
Home Depot, Inc. (The) ,
(ICE LIBOR USD 3 Month +
0.31%), 0.44%, 3/1/2022(e) 1,000,000 1,001,852
3.25%, 3/1/2022 1,000,000 1,017,896
2.50%, 4/15/2027 20,000 21,472
Lowe's Cos., Inc. ,
3.12%, 4/15/2022 3,000,000 3,038,342
5,079,562
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
1.13%, 5/11/2025 2,830,000 2,867,275
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
2.40%, 3/27/2025 2,340,000 2,478,564
Thrifts & Mortgage Finance 0.2%
BPCE SA ,
3.00%, 5/22/2022(a) 2,770,000 2,830,587
Nationwide Building Society ,
0.55%, 1/22/2024(a) 2,760,000 2,756,769
5,587,356
Tobacco 0.5%
Altria Group, Inc. ,
2.35%, 5/6/2025 2,090,000 2,188,117
4.40%, 2/14/2026 436,000 495,334
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Altria Group, Inc.,
2.63%, 9/16/2026 2,260,000 2,392,392
BAT Capital Corp. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.04%,
8/15/2022(e) 40,000 40,237
BAT International Finance plc ,
1.67%, 3/25/2026 2,600,000 2,626,438
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,455,308
1.50%, 5/1/2025 260,000 265,981
0.88%, 5/1/2026 1,840,000 1,826,160
12,289,967
Trading Companies & Distributors 0.4%
Air Lease Corp. ,
0.70%, 2/15/2024 5,290,000 5,275,045
3.38%, 7/1/2025 260,000 280,165
1.88%, 8/15/2026 560,000 565,223
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,739,099
8,859,532
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 3,160,000 3,431,697
Total Corporate Bonds
(cost $475,991,936)
484,112,411
Exchange Traded Funds 0.7%
Shares
Capital Markets 0.0%
†
iShares MSCI Hong Kong ETF 10,932 285,107
Debt Funds 0.0%
†
iShares iBoxx High Yield
Corporate Bond ETF 6,768 594,501
Equity Funds 0.7%
Consumer Discretionary
Select Sector SPDR Fund 2,756 497,265
Energy Select Sector SPDR
Fund 19,843 980,046
Financial Select Sector SPDR
Fund 14,746 538,524
Industrial Select Sector SPDR
Fund 11,443 1,182,748
Invesco QQQ Trust 7,920 2,887,394
iShares Core S&P 500 ETF 618 272,167
Materials Select Sector SPDR
Fund 41,488 3,485,822
SPDR S&P Homebuilders
ETF 3,241 244,339
Vanguard FTSE Pacific ETF 8,993 732,840
Vanguard Health Care ETF 2,341 600,279
Vanguard High Dividend Yield
ETF 22,456 2,365,740

70 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Exchange Traded Funds
(continued)
Shares Value ($)
Equity Funds
Vanguard Industrials ETF 2,123 418,932
Vanguard Mid-Cap ETF 1,750 420,822
WisdomTree Japan Hedged
Equity Fund 9,203 549,971
Xtrackers Harvest CSI 300
China A-Shares ETF 4,735 178,320
15,355,209
Total Exchange Traded Funds
(cost $15,202,115)
16,234,817
Foreign Government Securities 1.5%
Principal
Amount ($)
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 103,130 39,550
0.50%, 7/9/2030(c) 2,968,200 1,078,941
Provincia de Buenos Aires ,
6.50%, 2/15/2023(a)(f) 1,200,000 570,012
1,688,503
COLOMBIA 0.0%
†
Republic of Colombia ,
3.25%, 4/22/2032 1,140,000 1,114,589
EGYPT 0.0%
†
Arab Republic of Egypt ,
Reg. S, 6.59%, 2/21/2028 1,220,000 1,275,510
INDONESIA 0.2%
Republic of Indonesia ,
3.75%, 4/25/2022(a) 1,200,000 1,227,612
2.95%, 1/11/2023 2,490,000 2,575,581
3,803,193
ISRAEL 0.1%
State of Israel Government
Bond ,
2.88%, 3/16/2026 2,000,000 2,158,628
KUWAIT 0.1%
State of Kuwait ,
2.75%, 3/20/2022(a) 900,000 913,209
3.50%, 3/20/2027(a) 1,260,000 1,408,050
2,321,259
MEXICO 0.1%
Mex Bonos Desarr Fix Rt ,
8.00%, 11/7/2047 MXN 53,130,000 2,769,072
United Mexican States ,
4.00%, 10/2/2023 592,000 639,798
3,408,870
PERU 0.1%
Republic of Peru ,
2.39%, 1/23/2026 2,100,000 2,149,623
Foreign Government Securities
Principal
Amount ($) Value ($)
QATAR 0.1%
State of Qatar ,
Reg. S, 3.88%, 4/23/2023 2,220,000 2,350,905
3.38%, 3/14/2024(a) 760,000 813,010
3,163,915
RUSSIA 0.2%
Russian Federation ,
6.90%, 5/23/2029 RUB 160,665,000 2,220,090
7.65%, 4/10/2030 144,850,000 2,101,208
7.25%, 5/10/2034 2,250,000 31,715
4,353,013
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
4.50%, 4/17/2030(a) 1,450,000 1,713,465
SENEGAL 0.1%
Republic of Senegal ,
6.25%, 5/23/2033(a) 1,260,000 1,335,474
UNITED ARAB EMIRATES 0.2%
United Arab Emirates
Government Bond ,
2.50%, 10/11/2022(a) 1,400,000 1,435,966
0.75%, 9/2/2023(a) 630,000 633,565
4.13%, 10/11/2047(a) 1,970,000 2,367,136
4,436,667
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.38%, 1/23/2031 3,130,000 3,658,375
Total Foreign Government Securities
(cost $36,036,347)
36,581,084
Mortgage-Backed Securities 2.0%
FHLMC Pool Gold Pool Pool#
RE6090 ,
1.50%, 3/1/2051 97,697
95,672
FHLMC UMBS Pool
Pool# ZT1970
3.50%, 4/1/2033 353,600 381,873
Pool# ZS9826
3.00%, 10/1/2046 139,064 149,278
Pool# ZA5297
4.00%, 3/1/2048 549,362 599,003
Pool# ZA6342
4.50%, 3/1/2049 382,579 419,460
Pool# RA3882
2.00%, 11/1/2050 381,835 390,769
Pool# QB9290
2.00%, 3/1/2051 395,228 405,906
Pool# QB9482
2.00%, 3/1/2051 196,104 200,294
Pool# SD0573
2.00%, 4/1/2051 198,669 203,483
Pool# QC1352
2.00%, 4/1/2051 198,380 202,434

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QC0288
2.00%, 4/1/2051 193,733 197,692
Pool# QC0885
2.00%, 4/1/2051 99,274 101,679
Pool# QC0297
2.00%, 4/1/2051 99,234 101,523
Pool# QC1164
2.00%, 4/1/2051 99,076 101,386
Pool# QC2044
2.50%, 5/1/2051 98,690 105,120
Pool# RA5373
2.00%, 6/1/2051 298,774 305,990
Pool# RA5576
2.50%, 7/1/2051 1,798,823 1,893,895
Pool# SD0653
2.50%, 7/1/2051 398,882 419,963
Pool# QC3690
2.50%, 7/1/2051 199,583 209,630
Pool# QC4690
2.50%, 8/1/2051 200,000 211,242
Pool# QC4824
2.50%, 8/1/2051 100,000 105,034
Pool# QC4818
2.50%, 8/1/2051 100,000 104,910
FNMA Pool
Pool# BL5547
2.68%, 1/1/2035 300,000 330,553
Pool# BM6224
2.79%, 1/1/2035(b) 734,845 814,989
Pool# BL5767
2.68%, 2/1/2035 200,000 220,441
Pool# BF0301
4.50%, 8/1/2058 474,288 533,957
FNMA UMBS Pool
Pool# MA2110
3.50%, 12/1/2034 87,294 94,198
Pool# MA2138
3.50%, 1/1/2035 45,427 49,132
Pool# MA2320
3.00%, 7/1/2035 290,864 309,604
Pool# BR2935
1.50%, 3/1/2036 97,846 99,761
Pool# MA2672
3.00%, 7/1/2036 915,956 967,969
Pool# MA2773
3.00%, 10/1/2036 701,986 743,504
Pool# MA2832
3.00%, 12/1/2036 629,931 666,268
Pool# AS8740
3.50%, 2/1/2037 124,850 134,683
Pool# FM5754
3.50%, 3/1/2037 82,529 88,830
Pool# FM5783
3.00%, 6/1/2038 468,143 494,013
Pool# FM6015
3.50%, 8/1/2039 155,109 166,678
Pool# FM0068
3.50%, 2/1/2040 207,994 224,682
Pool# FM0071
3.50%, 2/1/2040 63,864 68,759
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM4650
2.50%, 10/1/2040 834,199 877,911
Pool# AL9546
3.50%, 11/1/2046 325,213 355,288
Pool# BE3776
4.50%, 7/1/2047 464,372 505,096
Pool# MA3239
4.00%, 1/1/2048 211,618 228,057
Pool# BJ9257
4.50%, 6/1/2048 226,984 250,858
Pool# CA2047
4.50%, 7/1/2048 319,906 352,440
Pool# FM3469
3.50%, 8/1/2048 768,160 824,684
Pool# CA2199
4.50%, 8/1/2048 491,041 540,116
Pool# CA2251
5.00%, 8/1/2048 70,043 76,683
Pool# FM3445
4.00%, 9/1/2048 582,633 627,284
Pool# CA2482
4.50%, 10/1/2048 406,912 446,883
Pool# FM6117
3.00%, 11/1/2048 165,952 175,534
Pool# FM3141
3.50%, 11/1/2048 922,735 984,857
Pool# BN1623
4.50%, 11/1/2048 265,302 292,428
Pool# FM5370
3.00%, 12/1/2048 290,523 307,102
Pool# FM1539
4.50%, 9/1/2049 100,812 109,256
Pool# FM1727
5.00%, 9/1/2049 1,156,682 1,287,439
Pool# FM3154
5.00%, 9/1/2049 53,894 59,011
Pool# FM3155
5.00%, 12/1/2049 47,421 51,729
Pool# FM2870
3.00%, 3/1/2050 4,180,688 4,459,299
Pool# CA5379
4.50%, 3/1/2050 275,289 304,173
Pool# FM4133
3.00%, 7/1/2050 2,691,783 2,843,146
Pool# BQ0254
2.00%, 8/1/2050 88,500 90,539
Pool# BP8713
3.00%, 8/1/2050 380,977 405,085
Pool# FM5309
2.50%, 11/1/2050 193,158 205,069
Pool# BQ5876
2.50%, 11/1/2050 96,693 101,925
Pool# FM4925
3.00%, 11/1/2050 244,632 261,837
Pool# BR0001
2.50%, 12/1/2050 96,121 100,804
Pool# BQ9224
2.00%, 1/1/2051 193,477 197,545
Pool# CA8460
2.50%, 1/1/2051 94,719 98,738

72 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM5940
2.00%, 2/1/2051 686,719 702,453
Pool# BR3750
2.00%, 2/1/2051 293,674 299,675
Pool# BR2664
2.00%, 2/1/2051 194,643 198,950
Pool# BR3257
2.00%, 2/1/2051 97,831 100,201
Pool# BR2643
2.00%, 2/1/2051 93,880 95,923
Pool# CA8962
2.50%, 2/1/2051 95,302 101,188
Pool# FM6184
2.00%, 3/1/2051 1,369,116 1,401,695
Pool# BQ9453
2.00%, 3/1/2051 384,855 395,001
Pool# BR4080
2.00%, 3/1/2051 197,808 201,850
Pool# FM6418
2.00%, 3/1/2051 97,787 100,206
Pool# BR4753
2.00%, 3/1/2051 97,722 100,001
Pool# BR3286
2.00%, 3/1/2051 96,661 98,916
Pool# FM6555
2.00%, 4/1/2051 687,524 702,159
Pool# BR7745
2.00%, 4/1/2051 196,269 200,847
Pool# BR8478
2.00%, 4/1/2051 99,356 101,721
Pool# BR8580
2.00%, 4/1/2051 99,299 101,328
Pool# BR7744
2.00%, 4/1/2051 99,185 101,545
Pool# BR8518
2.00%, 4/1/2051 98,621 100,921
Pool# FM7741
2.50%, 5/1/2051 99,420 104,033
Pool# CB0545
3.50%, 5/1/2051 1,135,943 1,215,202
Pool# FM7630
2.50%, 6/1/2051 398,273 419,006
Pool# FM7727
2.50%, 6/1/2051 99,715 106,153
Pool# FM7910
2.50%, 7/1/2051 300,000 315,566
Pool# BT3244
2.50%, 7/1/2051 299,939 314,668
Pool# BT0846
2.50%, 7/1/2051 199,758 209,568
Pool# FM7900
2.50%, 7/1/2051 199,730 210,226
Pool# BT3270
2.50%, 8/1/2051 200,000 209,930
Pool# BT3290
2.50%, 8/1/2051 100,000 104,911
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BT3303
2.50%, 8/1/2051 100,000 105,034
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 8/25/2036 1,200,000
1,245,328
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 73,113
78,875
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 132,112 141,185
Pool# MA4511
4.00%, 6/20/2047 288,217 308,960
Pool# MA4654
4.50%, 8/20/2047 255,537 275,325
Pool# MA5193
4.50%, 5/20/2048 402,952 428,436
Pool# 784985
3.50%, 9/20/2048 90,886 96,223
Pool# MA6342
5.00%, 12/20/2049 677,741 728,691
Pool# BS1728
4.00%, 1/20/2050 75,794 82,388
Pool# MA6413
5.00%, 1/20/2050 422,426 454,113
Pool# BM7534
3.50%, 2/20/2050 132,087 139,544
Pool# BS1742
4.00%, 2/20/2050 68,376 73,964
Pool# BS1757
4.00%, 3/20/2050 69,458 75,758
Pool# BS8420
4.00%, 4/20/2050 301,054 325,693
Pool# MA6603
5.00%, 4/20/2050 385,608 415,015
Pool# 785218
2.00%, 12/20/2050 292,582 299,821
Pool# 785219
2.00%, 12/20/2050 290,029 297,290
Pool# 785221
2.00%, 12/20/2050 288,260 295,478
Pool# 785220
2.00%, 12/20/2050 195,328 200,455
Pool# BT1888
2.50%, 12/20/2050 292,274 304,116
Pool# BS8546
2.50%, 12/20/2050 196,431 207,143
GNMA TBA
2.00%, 8/15/2051 1,700,000 1,741,105
2.50%, 8/15/2051 2,100,000 2,183,262
4.50%, 8/15/2051 300,000 318,891
Total Mortgage-Backed Securities
(cost $49,302,797)
49,471,009

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 73
Purchased Options 0.0%
†
Number of
Contracts Value ($)
Put Options 0.0%
†
Exchange-Traded Fund 0.0%
†
SPDR S&P 500 ETF Trust
8/9/2021 at
USD
430.00,
European Style, Notional
Amount:
USD
10,578,000
Exchange Traded* 10,578,000 36,734
Future Interest Rate Options 0.0%
†
U.S. Treasury 10 Year Note
8/27/2021 at
USD
135.00,
Amercian Style, Notional
Amount:
USD
3,400,000
Exchange Traded* 34 32,406
69,140
Total Purchased Options
(cost $132,598) 69,140
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 2,662
Alder Biopharmaceuticals,
Inc., CVR*^∞ 3,287 0
CONTRA ADURO BIOTECH I,
CVR*^∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 32
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
2,694
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Elanco Animal Health, Inc.,
CVR*^∞ 2,818 0
0
Total Rights
(cost $12,863) 2,694
U.S. Government Agency Security 0.1%
Principal
Amount ($)
FNMA, 0.38%, 8/25/2025 2,710,000 2,685,819
Total U.S. Government Agency Security
(cost $2,699,652)
2,685,819
U.S. Treasury Obligations 5.1%
U.S. Treasury Bonds
1.13%, 8/15/2040 5,550,000 4,941,668
1.38%, 11/15/2040 4,960,000 4,607,375
1.88%, 2/15/2041 3,300,000 3,337,125
2.25%, 5/15/2041 5,930,000 6,370,117
3.00%, 2/15/2049 280,000 347,058
0.00%, 5/15/2049 4,350,000 2,528,137
2.00%, 2/15/2050 5,500,000 5,611,289
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.25%, 5/15/2050 15,630,000 13,304,427
1.38%, 8/15/2050 15,260,000 13,403,168
1.63%, 11/15/2050 7,830,000 7,319,827
1.88%, 2/15/2051 22,080,000 21,924,750
2.38%, 5/15/2051 2,140,000 2,374,062
U.S. Treasury Inflation Linked
Bonds
1.38%, 2/15/2044 (g)(h) 1,420,000 2,332,823
0.75%, 2/15/2045 (h) 80,000 116,625
U.S. Treasury Notes
1.75%, 7/15/2022 70,000 71,113
0.25%, 7/31/2025 210,000 207,523
2.13%, 5/31/2026 1,730,000 1,849,208
0.63%, 11/30/2027 7,630,000 7,493,793
1.25%, 3/31/2028 130,000 132,422
1.25%, 4/30/2028 7,880,000 8,025,595
1.25%, 6/30/2028 1,320,000 1,342,481
1.00%, 7/31/2028 7,720,000 7,717,587
0.63%, 5/15/2030 8,050,000 7,683,348
Total U.S. Treasury Obligations
(cost $123,917,883)
123,041,521
Preferred Stock 0.0%
†
Shares
Real Estate Management & Development 0.0%
†
Brookfield Property Preferred
LP, 6.25%, 7/26/2081*(i) 2 59
Total Preferred Stock
(cost $58)
59
Short-Term Investments 6.4%
Principal
Amount ($)
Commercial Paper 6.1%
Arabella Finance LLC
0.30%, 8/6/2021(a) 4,000,000 3,999,774
0.30%, 8/10/2021 5,000,000 4,999,557
Aviation Capital Group LLC,
0.28%, 8/16/2021(a) 12,000,000 11,999,450
Brookfield Infrastructure
Holdings Canada, Inc.,
0.26%, 8/18/2021 20,000,000 19,997,752
CNPC Finance (HK) Ltd.
0.24%, 8/12/2021(a) 5,000,000 4,999,856
0.33%, 8/18/2021 7,000,000 6,999,693
Edison International
0.27%, 8/4/2021 500,000 499,986
0.40%, 8/6/2021 10,550,000 10,549,569

74 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Short-Term Investments
Principal
Amount ($) Value ($)
Commercial Paper
General Motors Financial Co.,
Inc., 0.30%, 8/18/2021 5,000,000 4,999,045
Harley-Davidson Financial
Services, Inc., 0.27%,
8/4/2021(a) 4,350,000 4,349,861
Humana, Inc., 0.21%,
9/28/2021 15,000,000 14,992,250
Intesa Sanpaolo Funding LLC,
0.17%, 8/16/2021 12,000,000 11,997,274
Oglethorpe Power Corp.,
0.17%, 8/10/2021 4,500,000 4,499,821
Romulus Funding Corp.
0.31%, 8/2/2021(a) 9,600,000 9,599,568
0.25%, 8/9/2021 2,000,000 1,999,700
Smithfield Foods, Inc., 0.30%,
8/5/2021 10,000,000 9,999,652
Viatris, Inc., 0.37%,
8/27/2021(a) 15,000,000 14,995,718
VW Credit, Inc., 0.18%,
8/25/2021(a) 4,000,000 3,999,575
WGL Holdings, Inc., 0.30%,
8/23/2021 3,000,000 2,999,728
148,477,829
Shares
Money Market Funds 0.3%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%(j)(k) 6,206,065 6,206,065
Total Short-Term Investments
(cost $154,687,125)
154,683,894
Total Investments
(cost $1,889,220,678) — 97.6%
2,368,483,801
Other assets in excess of
liabilities — 2.4% 57,012,984
NET ASSETS — 100.0%
$ 2,425,496,785
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$392,142,378 which represents 16.17% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2021.
(d) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $5,918,801, which was collateralized by cash used
to purchase a money market fund with a value of $6,206,065.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2021.
(f) Security in default.
(g) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(h) Principal amounts are not adjusted for inflation.
(i) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of July 31, 2021.
(j) Represents 7-day effective yield as of July 31, 2021.
(k) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $6,206,065.

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 75
V1
ADR American Depositary Receipt
CH Switzerland
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FTSE Financial Times Stock Exchange
GNMA Government National Mortgage Association
GO General Obligation
GP General Partnership
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of July 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.92 USD 15,675,000 1,248,035 280,990 1,529,025
1,248,035 280,990 1,529,025

76 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
1
The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of July 31, 2021 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
0.19%
semi-annually Pay 6/15/2022 USD 13,515,000 (29) 6,288 6,259
3 Month LIBOR
quarterly
0.45%
semi-annually Rec 5/15/2027 USD 26,862,000 (98,054) 766,112 668,058
3 Month LIBOR
quarterly
0.82%
semi-annually Pay 6/4/2024 USD 100,448,000 – 16,840 16,840
3 Month LIBOR
quarterly
0.90%
semi-annually Rec 3/17/2050 USD 2,254,000 (65) 398,114 398,049
3 Month LIBOR
quarterly
1.20%
semi-annually Rec 10/7/2050 USD 1,661,000 (707) 177,031 176,324
3 Month LIBOR
quarterly
1.20%
semi-annually Rec 2/15/2047 USD 3,964,000 21,225 337,721 358,946
3 Month LIBOR
quarterly
1.23%
semi-annually Rec 2/15/2047 USD 1,991,000 1,512 167,662 169,174
3 Month LIBOR
quarterly
1.60%
semi-annually Rec 2/15/2047 USD 2,631,000 15,163 (6,761) 8,402
3 Month LIBOR
quarterly
1.63%
semi-annually Rec 2/15/2047 USD 5,250,000 56,870 (35,255) 21,615
(4,085) 1,827,752 1,823,667
1 Day SOFR annually 1.73% annually Rec 2/15/2047 USD 11,120,000 – (888,555) (888,555)
3 Month LIBOR
quarterly
1.25%
semi-annually Rec 2/15/2028 USD 13,082,000 12,689 (250,974) (238,285)
3 Month LIBOR
quarterly
1.35%
semi-annually Rec 2/15/2028 USD 68,014,000 2,461 (1,683,996) (1,681,535)
3 Month LIBOR
quarterly
2.00%
semi-annually Rec 2/15/2047 USD 25,746,000 (23,105) (2,059,104) (2,082,209)
(7,955) (4,882,629) (4,890,584)
(12,040) (3,054,877) (3,066,917)
– – –
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 77
OTC Total return swap contracts outstanding as of July 31, 2021 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Apollo Global
Management,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 28,095 — 16,188 16,188
Cloudera, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 39,653 — 5,883 5,883
Covanta
Holding Corp.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 27,553 — 476 476
Five9, Inc. 1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 3,560 — 32,371 32,371
IHS Markit
Ltd.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 15,976 — 59,243 59,243
II-VI, Inc. Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 4,682 — 2,741 2,741
Maxim
Integrated
Products, Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 7,203 — 7,994 7,994
Nuance 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 23,708 — 814 814
PPD, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 39,988 — 9,407 9,407

78 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Proofpoint,
Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 5,891 — 2,014 2,014
Russell 3000
Index
1 month
USD LIBOR
+ 0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
8/25/2021 USD 165,449,653 — 2,747,561 2,747,561
Russell 3000
Index
1 month
USD LIBOR
+ 0.35%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
6/10/2022 USD 523,565,542 — 8,185,130 8,185,130
Russell 3000
Index
1 month
USD LIBOR
+ 0.33%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
12/10/2021 USD 501,167,544 — 7,841,237 7,841,237
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.32% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2021 USD 35,042,007 — 124,875 124,875
SPDR S&P
Biotech ETF
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.75% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2022 USD 3,812 — 9,547 9,547
Xilinx, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,467 — 29,511 29,511
— 19,074,992 19,074,992
Athene
Holding Ltd.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 24,452 — (13,369) (13,369)
Change
Healthcare,
Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 50,763 — (23,975) (23,975)

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 79
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Coherent, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 5,145 — (53,027) (53,027)
Columbia
Property
Trust, Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 37,056 — (33,047) (33,047)
Kindred
Biosciences,
Inc.
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 37,439 — (2,115) (2,115)
Russell 3000
Index
1 month
USD LIBOR
+ 0.32%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
8/25/2021 USD 34,820,248 — (110,698) (110,698)
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 4,534 — (78,105) (78,105)
State Auto
Financial
Corp.
1 month
USD LIBOR
+ 0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 4,442 — (1,432) (1,432)
Willis Towers
Watson plc
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 2,965 — (47,004) (47,004)
Zoom Video Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 1,969 — (35,432) (35,432)
— (398,204) (398,204)
— 18,676,788 18,676,788
* There are no upfront payments (receipts) on the swap contracts listed above.
At July 31, 2021, the Fund had $10,832,725 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
Currency:
USD United States dollar

80 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Forward Foreign Currency Contracts outstanding as of July 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
BRL 16,870,000 USD 3,177,862 Citibank NA
**
10/19/2021 26,830
CAD 3,824,252 USD 3,044,724 Citibank NA 10/19/2021 20,424
JPY 1,042,809,809 USD 9,501,623 JPMorgan Chase Bank 10/19/2021 9,966
RUB 503,096,114 USD 6,669,134 Goldman Sachs Bank USA
**
10/19/2021 117,675
Total unrealized appreciation 174,895
CAD 2,240,000 USD 1,804,513 Goldman Sachs Bank USA 10/19/2021 (9,147)
Total unrealized depreciation (9,147)
Net unrealized appreciation 165,748
** Non-deliverable forward.
Currency:
BRL Brazilian real
CAD Canadian dollar
JPY Japanese yen
RUB Russian ruble
USD United States dollar
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 6 9/2021 USD 383,310 (25,813)
NASDAQ 100 E-Mini Index 31 9/2021 USD 9,272,565 391,857
NASDAQ 100 Micro E-Mini Equity Index 67 9/2021 USD 2,004,071 83,624
Russell 2000 E-Mini Index 13 9/2021 USD 1,444,040 (22,777)
S&P 500 E-Mini Index 60 9/2021 USD 13,168,500 393,912
S&P 500 Micro E-Mini Index 296 9/2021 USD 6,496,460 (34,748)
TOPIX Index 23 9/2021 JPY 3,993,893 (114,142)
U.S. Treasury 10 Year Note 81 9/2021 USD 10,890,703 140,574
U.S. Treasury 10 Year Note 531 9/2021 USD 71,394,609 1,068,390
U.S. Treasury Ultra Bond 24 9/2021 USD 4,788,750 135,365
U.S. Treasury Ultra Bond 199 9/2021 USD 39,706,719 2,627,117
3 Month Eurodollar 207 6/2023 USD 51,442,088 84,354
3 Month Eurodollar 563 12/2023 USD 139,476,213 285,927
5,013,640
Short Contracts
EURO STOXX 50 Index (7) 9/2021 EUR (339,457) 3,421
Russell 2000 E-Mini Index (24) 9/2021 USD (2,665,920) (16,815)
Russell 2000 Micro E-Mini Index (34) 9/2021 USD (377,672) 10,432
S&P 500 Micro E-Mini Index (114) 9/2021 USD (2,502,015) (56,265)
U.S. Treasury 2 Year Note (954) 9/2021 USD (210,506,063) (30,347)
U.S. Treasury 5 Year Note (2,668) 9/2021 USD (332,020,094) (1,481,365)
U.S. Treasury 5 Year Note (46) 9/2021 USD (5,724,484) (15,140)
U.S. Treasury 10 Year Ultra Note (74) 9/2021 USD (11,118,500) (465,586)
U.S. Treasury Long Bond (911) 9/2021 USD (150,058,781) (6,902,173)
3 Month Eurodollar (975) 12/2021 USD (243,323,438) (230,083)
(9,183,921)
(4,170,281)
As of July 31, 2021, the Fund had $7,876,721 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 81
Written Call Options Contracts as of July 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 10 Year Note Exchange Traded 58 USD 5,800,000 USD 133.50 8/27/2021 (73,406)
U.S. Treasury 10 Year Note Exchange Traded 48 USD 4,800,000 USD 134.00 8/27/2021 (44,250)
U.S. Treasury 10 Year Note Exchange Traded 58 USD 5,800,000 USD 134.50 8/27/2021 (36,250)
U.S. Treasury 10 Year Note Exchange Traded 38 USD 3,800,000 USD 135.00 8/27/2021 (15,438)
U.S. Treasury 30 Year Bond Exchange Traded 45 USD 4,500,000 USD 163.00 8/27/2021 (122,344)
U.S. Treasury 30 Year Bond Exchange Traded 36 USD 3,600,000 USD 166.00 8/27/2021 (42,187)
U.S. Treasury 5 Year Note Exchange Traded 56 USD 5,600,000 USD 125.00 8/27/2021 (6,563)
(340,438)
Written Put Options Contracts as of July 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
SPDR S&P 500 ETF Trust
Goldman Sachs &
Co. 10,086,000 USD 10,086,000 USD 410.00 8/9/2021 (9,288)
U.S. Treasury 10 Year Note Exchange Traded 39 USD 3,900,000 USD 133.00 8/27/2021 (7,922)
U.S. Treasury 10 Year Note Exchange Traded 27 USD 2,700,000 USD 133.00 9/24/2021 (15,609)
U.S. Treasury 10 Year Note Exchange Traded 69 USD 6,900,000 USD 134.00 8/27/2021 (32,344)
U.S. Treasury 30 Year Bond Exchange Traded 28 USD 2,800,000 USD 161.00 8/27/2021 (13,125)
U.S. Treasury 30 Year Bond Exchange Traded 38 USD 3,800,000 USD 162.00 8/27/2021 (26,125)
U.S. Treasury 30 Year Bond Exchange Traded 11 USD 1,100,000 USD 163.00 8/27/2021 (11,000)
U.S. Treasury 5 Year Note Exchange Traded 62 USD 6,200,000 USD 124.00 8/27/2021 (11,141)
(126,554)
Total Written Options Contracts (Premiums Received ($472,199)) (466,992)
Currency:
USD United States dollar

82 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 83
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 166,971,802 $ – $ 166,971,802
Collateralized Mortgage Obligations – 57,662,809 – 57,662,809
Commercial Mortgage-Backed Securities – 70,772,890 – 70,772,890
  Common Stocks
Aerospace & Defense 17,659,615 – – 17,659,615
Air Freight & Logistics 6,932,594 – – 6,932,594
Airlines 3,403,461 – – 3,403,461
Auto Components 3,079,263 – – 3,079,263
Automobiles 18,809,623 – – 18,809,623
Banks 50,545,931 – – 50,545,931
Beverages 15,291,691 – – 15,291,691
Biotechnology 31,675,617 141,412 – 31,817,029
Building Products 7,733,380 – – 7,733,380
Capital Markets 35,800,850 – – 35,800,850
Chemicals 16,645,144 – – 16,645,144
Commercial Services & Supplies 6,447,841 – – 6,447,841
Communications Equipment 9,714,809 – – 9,714,809
Construction & Engineering 1,925,526 – – 1,925,526
Construction Materials 1,560,423 – – 1,560,423
Consumer Finance 8,458,125 – – 8,458,125
Containers & Packaging 4,583,422 – – 4,583,422
Distributors 1,395,021 – – 1,395,021
Diversified Consumer Services 1,996,873 – – 1,996,873
Diversified Financial Services 14,557,873 – – 14,557,873
Diversified Telecommunication Services 12,315,318 – – 12,315,318
Electric Utilities 17,603,332 – – 17,603,332
Electrical Equipment 8,462,106 – – 8,462,106
Electronic Equipment, Instruments &
Components 8,338,630 – – 8,338,630
Energy Equipment & Services 2,738,788 – – 2,738,788
Entertainment 24,477,479 – – 24,477,479
Equity Real Estate Investment Trusts
(REITs) 40,133,985 – – 40,133,985
Food & Staples Retailing 14,515,629 – – 14,515,629
Food Products 11,272,550 – – 11,272,550
Gas Utilities 1,331,450 – – 1,331,450
Health Care Equipment & Supplies 42,925,409 – – 42,925,409
Health Care Providers & Services 30,261,689 – – 30,261,689
Health Care Technology 3,671,693 – – 3,671,693
Hotels, Restaurants & Leisure 27,012,834 – – 27,012,834
Household Durables 6,498,434 – – 6,498,434
Household Products 13,758,237 – – 13,758,237
Independent Power and Renewable
Electricity Producers 1,028,995 – – 1,028,995
Industrial Conglomerates 11,988,970 – – 11,988,970
Insurance 23,454,084 – – 23,454,084
Interactive Media & Services 70,419,770 – – 70,419,770
Internet & Direct Marketing Retail 41,887,750 – – 41,887,750
IT Services 62,709,001 1,876 – 62,710,877
Leisure Products 2,402,408 – – 2,402,408
Life Sciences Tools & Services 17,311,339 – – 17,311,339
Machinery 22,548,473 – – 22,548,473
Marine 185,439 – – 185,439
Media 15,627,869 – – 15,627,869
Metals & Mining 6,221,832 – – 6,221,832
Mortgage Real Estate Investment Trusts
(REITs) 1,690,245 – – 1,690,245
Multiline Retail 6,378,934 – – 6,378,934
Multi-Utilities 8,177,104 – – 8,177,104

84 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of July 31,
2021. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
Level 1 Level 2 Level 3 Total
Assets:
Oil, Gas & Consumable Fuels $ 27,547,465 $ – $ – $ 27,547,465
Paper & Forest Products 358,659 – – 358,659
Personal Products 2,668,949 – – 2,668,949
Pharmaceuticals 39,391,811 – – 39,391,811
Professional Services 8,577,008 – – 8,577,008
Real Estate Management & Development 1,994,478 – – 1,994,478
Road & Rail 12,788,721 – – 12,788,721
Semiconductors & Semiconductor
Equipment 59,203,374 – – 59,203,374
Software 118,011,581 – – 118,011,581
Specialty Retail 27,468,212 – – 27,468,212
Technology Hardware, Storage &
Peripherals 65,596,990 – – 65,596,990
Textiles, Apparel & Luxury Goods 9,897,383 – – 9,897,383
Thrifts & Mortgage Finance 1,547,897 – – 1,547,897
Tobacco 6,822,346 – – 6,822,346
Trading Companies & Distributors 3,976,000 – – 3,976,000
Transportation Infrastructure 62,687 – – 62,687
Water Utilities 1,570,984 – – 1,570,984
Wireless Telecommunication Services 2,514,361 – – 2,514,361
Total Common Stocks $ 1,205,565,764 $ 143,288 $ – $ 1,205,709,052
Convertible Bond – 484,800 – 484,800
Corporate Bonds – 484,112,411 – 484,112,411
Credit Default Swaps* – 280,990 – 280,990
Exchange Traded Funds 16,234,817 – – 16,234,817
Foreign Government Securities – 36,581,084 – 36,581,084
Forward Foreign Currency Contracts – 174,895 – 174,895
Futures Contracts 5,224,973 – – 5,224,973
Interest Rate Swaps* – 1,869,768 – 1,869,768
Mortgage-Backed Securities – 49,471,009 – 49,471,009
Preferred Stock 59 – – 59
Purchased Options   32,406 36,734 – 69,140
Rights   – 2,694 – 2,694
Short-Term Investments   6,206,065 148,477,829 – 154,683,894
Total Return Swaps* – 19,074,992 – 19,074,992
U.S. Government Agency Security – 2,685,819 – 2,685,819
U.S. Treasury Obligations – 123,041,521 – 123,041,521
Total Assets $ 1,233,264,084 $ 1,161,845,335 $ – $ 2,395,109,419
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (9,147) $ – $ (9,147)
Futures Contracts (9,395,254) – – (9,395,254)
Interest Rate Swaps* – (4,924,645) – (4,924,645)
Total Return Swaps* – (398,204) – (398,204)
Options Written (457,704) (9,288) – (466,992)
Total Liabilities $ (9,852,958) $ (5,341,284) $ – $ (15,194,242)
Total $ 1,223,411,126 $ 1,156,504,051 $ – $ 2,379,915,177
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the period ended July 31, 2021, the Fund held five rights investments that were categorized as Level 3 investments which were each valued at $0.

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 85
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

86 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
(b) Swap Contracts
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the
Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap
contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.
If a counterparty defaults on its obligations under a swap
agreement, the Fund may lose any amount it expected to
receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the
hierarchy.
(c) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(d) Futures Contracts

Nationwide Multi-Cap Portfolio - July 31, 2021 (Unaudited) - Statement of Investments - 87
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:

88 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Multi-Cap Portfolio
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 36,734
Interest rate risk Investment securities, at value 32,406
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts 280,990
Equity risk Unrealized appreciation on centrally clear swap contracts 19,074,992
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts 1,869,768
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 174,895
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 883,246
Interest rate risk Unrealized appreciation from futures contracts 4,341,727
Total $ 26,694,758
Liabilities:
Written Options
Equity risk Written options, at value $ (9,288)
Interest rate risk Written options, at value (457,704)
Swap Contracts(a)
Equity risk Unrealized depreciation on centrally clear swap contracts (398,204)
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts (4,924,645)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (9,147)
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (270,559)
Interest rate risk Unrealized depreciation from futures contracts (9,124,695)
Total $ (15,194,242)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - July 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 97.2%
Shares Value ($)
Airlines 1.5%
Allegiant Travel Co.* 136,928 26,032,751
Auto Components 5.1%
Dorman Products, Inc.* 193,308 19,553,104
Fox Factory Holding Corp.* 423,122 68,351,128
87,904,232
Banks 1.6%
Pacific Premier Bancorp, Inc. 434,003 16,483,434
Texas Capital Bancshares,
Inc.* 165,571 10,427,662
26,911,096
Building Products 3.8%
AAON, Inc. 365,583 22,720,983
Trex Co., Inc.* 432,017 41,948,851
64,669,834
Chemicals 2.0%
Balchem Corp. 247,991 33,451,506
Construction & Engineering 0.4%
Construction Partners, Inc.,
Class A* 199,703 6,706,027
Diversified Consumer Services 1.9%
Bright Horizons Family
Solutions, Inc.* 220,181 32,917,060
Electronic Equipment, Instruments & Components 4.1%
ePlus , Inc.* 224,166 20,726,389
Novanta , Inc.* 204,020 28,646,448
Rogers Corp.* 108,252 20,632,831
70,005,668
Food Products 1.5%
J & J Snack Foods Corp. 159,470 26,213,679
Health Care Equipment & Supplies 11.6%
BioLife Solutions, Inc.* 382,502 17,939,344
Globus Medical, Inc., Class A* 470,040 39,093,227
LeMaitre Vascular, Inc. 336,476 18,324,483
Masimo Corp.* 133,649 36,404,651
Neogen Corp.* 612,960 26,700,537
STAAR Surgical Co.* 259,778 33,230,802
Tactile Systems Technology,
Inc.* 541,340 26,514,833
198,207,877
Health Care Providers & Services 4.8%
HealthEquity , Inc.* 302,549 22,382,575
LHC Group, Inc.* 192,670 41,458,730
PetIQ , Inc.*(a) 490,424 17,341,393
81,182,698
Health Care Technology 5.5%
Omnicell , Inc.* 323,764 47,431,426
Tabula Rasa HealthCare,
Inc.*(a) 400,946 17,224,640
Vocera Communications, Inc.* 719,319 30,182,626
94,838,692
Hotels, Restaurants & Leisure 1.6%
Texas Roadhouse, Inc. 301,631 27,801,329
Household Products 1.0%
WD-40 Co. 67,173 16,322,367
Common Stocks
Shares Value ($)
Insurance 3.2%
Kinsale Capital Group, Inc. 251,832 44,988,528
Palomar Holdings, Inc.* 129,108 10,513,264
55,501,792
IT Services 5.6%
Evo Payments, Inc., Class A* 724,852 21,165,678
ExlService Holdings, Inc.* 287,018 32,496,178
I3 Verticals, Inc., Class A* 694,801 22,178,048
Perficient , Inc.* 210,830 19,879,161
95,719,065
Life Sciences Tools & Services 3.6%
Bio- Techne Corp. 126,413 60,961,405
Machinery 6.8%
Barnes Group, Inc. 245,164 12,422,460
Donaldson Co., Inc. 268,574 17,776,913
ESCO Technologies, Inc. 325,298 30,698,372
Evoqua Water Technologies
Corp.* 344,427 11,369,536
RBC Bearings, Inc.* 189,048 44,426,280
116,693,561
Multiline Retail 1.9%
Ollie's Bargain Outlet
Holdings, Inc.* 344,762 32,097,342
Professional Services 2.9%
Exponent, Inc. 469,898 50,321,377
Road & Rail 1.1%
Marten Transport Ltd. 1,231,638 19,484,513
Semiconductors & Semiconductor Equipment 4.6%
Brooks Automation, Inc. 281,485 25,054,980
Monolithic Power Systems,
Inc. 73,918 33,208,401
Onto Innovation, Inc.* 278,945 19,548,465
77,811,846
Software 18.2%
Alarm.com Holdings, Inc.* 436,841 36,353,908
Blackbaud , Inc.* 204,445 14,583,062
Blackline, Inc.* 315,677 36,110,292
Bottomline Technologies DE,
Inc.* 382,502 15,437,781
Cerence , Inc.*(a) 169,402 18,212,409
Descartes Systems Group,
Inc. (The)* 490,754 35,658,186
Envestnet , Inc.* 401,797 30,227,188
Fair Isaac Corp.* 97,895 51,288,169
Q2 Holdings, Inc.* 251,023 25,933,186
QAD, Inc., Class A 243,570 21,129,697
Tyler Technologies, Inc.* 53,204 26,210,419
311,144,297
Thrifts & Mortgage Finance 1.0%
Axos Financial, Inc.* 357,878 17,124,462
Trading Companies & Distributors 1.9%
SiteOne Landscape Supply,
Inc.* 189,123 33,054,918
Total Common Stocks
(cost $870,514,068) 1,663,079,394

2 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Short-Term Investment 1.4%
Shares Value ($)
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 23,204,079 23,204,079
Total Short-Term Investment
(cost $23,204,079) 23,204,079
Total Investments
(cost $893,718,147) — 98.6% 1,686,283,473
Other assets in excess of liabilities — 1.4% 23,652,346
NET ASSETS — 100.0%
$ 1,709,935,819
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $21,770,955, which was collateralized by
cash used to purchase a money market fund with a value of
$23,204,079.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $23,204,079.

Nationwide Geneva Small Cap Growth Fund - July 31, 2021 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,663,079,394 $ – $ – $ 1,663,079,394
Short-Term Investment 23,204,079 – – 23,204,079
Total $ 1,686,283,473 $ – $ – $ 1,686,283,473
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide AllianzGI International Growth Fund - July 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 99.3%
Shares Value ($)
ARGENTINA 4.4%
Internet & Direct Marketing Retail 4.4%
MercadoLibre , Inc. * 8,619 13,520,625
AUSTRALIA 3.8%
Biotechnology 0.7%
CSL Ltd. 9,497 2,016,115
Hotels, Restaurants & Leisure 3.1%
Domino's Pizza Enterprises
Ltd. 111,305 9,576,331
11,592,446
BRAZIL 3.0%
IT Services 3.0%
StoneCo Ltd., Class A * 157,929 9,292,542
CANADA 6.0%
Food & Staples Retailing 1.7%
Alimentation Couche-Tard,
Inc., Class B 128,423 5,176,653
IT Services 2.2%
Shopify, Inc., Class A * 4,353 6,529,196
Software 2.1%
Constellation Software, Inc. 4,075 6,527,414
18,233,263
CHINA 10.1%
Entertainment 1.3%
Tencent Music Entertainment
Group, ADR * 365,211 3,860,280
Interactive Media & Services 3.7%
Tencent Holdings Ltd. 184,537 11,388,026
Internet & Direct Marketing Retail 5.1%
Alibaba Group Holding Ltd.,
ADR * 57,514 11,226,159
Prosus NV * 51,791 4,595,599
15,821,758
31,070,064
DENMARK 13.8%
Air Freight & Logistics 3.6%
DSV PANALPINA A/S 45,339 11,044,421
Health Care Equipment & Supplies 4.8%
Ambu A/S, Class B 400,285 14,809,518
Pharmaceuticals 1.2%
Novo Nordisk A/S, Class B 38,590 3,574,517
Software 4.2%
Netcompany Group A/S Reg.
S (a) 104,087 12,880,058
42,308,514
GERMANY 8.8%
Diversified Financial Services 0.4%
GRENKE AG 31,249 1,361,449
Internet & Direct Marketing Retail 1.5%
Zalando SE Reg. S *(a) 41,811 4,650,797
IT Services 1.7%
Bechtle AG 25,035 5,174,437
Common Stocks
Shares Value ($)
GERMANY
Semiconductors & Semiconductor Equipment 3.6%
Infineon Technologies AG 287,289 10,954,082
Software 0.7%
SAP SE 14,583 2,091,581
Textiles, Apparel & Luxury Goods 0.9%
adidas AG 7,421 2,695,809
26,928,155
HONG KONG 2.3%
Insurance 2.3%
AIA Group Ltd. 581,005 6,969,366
INDIA 3.6%
Banks 3.6%
HDFC Bank Ltd., ADR 155,741 10,990,642
IRELAND 1.6%
Building Products 1.6%
Kingspan Group plc 45,210 4,916,383
ISRAEL 6.6%
IT Services 6.6%
Wix.com Ltd. * 67,699 20,217,629
JAPAN 1.6%
Electronic Equipment, Instruments & Components 0.6%
Keyence Corp. 3,057 1,702,212
IT Services 0.3%
BASE, Inc. *(b) 88,700 929,115
Trading Companies & Distributors 0.7%
MonotaRO Co. Ltd. 92,336 2,128,925
4,760,252
NETHERLANDS 9.0%
IT Services 3.0%
Adyen NV Reg. S *(a) 3,430 9,339,274
Semiconductors & Semiconductor Equipment 5.8%
ASML Holding NV 23,366 17,767,489
Software 0.2%
Topicus.com, Inc. * 7,577 570,887
27,677,650
NEW ZEALAND 1.9%
Air Freight & Logistics 1.9%
Mainfreight Ltd. 104,031 5,944,554
SOUTH AFRICA 0.9%
Banks 0.9%
Capitec Bank Holdings Ltd. 24,687 2,741,722
SWEDEN 8.4%
Building Products 0.5%
Assa Abloy AB, Class B 51,602 1,654,559
Chemicals 2.3%
Hexpol AB 505,419 6,878,378
Electronic Equipment, Instruments & Components 1.4%
Hexagon AB, Class B 262,422 4,350,236
Machinery 2.4%
Atlas Copco AB, Class A 64,426 4,361,274

2 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Epiroc AB, Class A 119,411 2,791,145
7,152,419
Trading Companies & Distributors 1.8%
AddTech AB, Class B 271,629 5,647,027
25,682,619
SWITZERLAND 4.0%
Capital Markets 1.3%
Partners Group Holding AG 2,384 4,075,788
Chemicals 1.6%
Sika AG (Registered) 13,140 4,627,648
Machinery 1.1%
VAT Group AG Reg. S (a) 8,869 3,481,916
12,185,352
TAIWAN 8.4%
Entertainment 7.0%
Sea Ltd., ADR * 77,850 21,499,056
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 36,617 4,271,007
25,770,063
UNITED KINGDOM 1.1%
Industrial Conglomerates 1.1%
DCC plc 38,759 3,245,011
Total Common Stocks
(cost $173,497,826) 304,046,852
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 112,742 112,742
Total Short-Term Investment
(cost $112,742) 112,742
Total Investments
(cost $173,610,568)   — 99.3% 304,159,594
Other assets in excess of liabilities — 0.7% 2,214,495
NET ASSETS — 100.0%
$ 306,374,089
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$30,352,045 which represents 9.91% of net assets.
(b) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $81,840, which was collateralized by cash used to
purchase a money market fund with a value of $112,742.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $112,742.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide AllianzGI International Growth Fund - July 31, 2021 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide AllianzGI International Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 16,988,975 $ – $ 16,988,975
Banks 10,990,642 2,741,722 – 13,732,364
Biotechnology – 2,016,115 – 2,016,115
Building Products – 6,570,942 – 6,570,942
Capital Markets – 4,075,788 – 4,075,788
Chemicals – 11,506,026 – 11,506,026
Diversified Financial Services – 1,361,449 – 1,361,449
Electronic Equipment, Instruments &
Components – 6,052,448 – 6,052,448
Entertainment 25,359,336 – – 25,359,336
Food & Staples Retailing 5,176,653 – – 5,176,653
Health Care Equipment & Supplies – 14,809,518 – 14,809,518
Hotels, Restaurants & Leisure – 9,576,331 – 9,576,331
Industrial Conglomerates – 3,245,011 – 3,245,011
Insurance – 6,969,366 – 6,969,366
Interactive Media & Services – 11,388,026 – 11,388,026
Internet & Direct Marketing Retail 24,746,784 9,246,396 – 33,993,180
IT Services 36,039,367 15,442,826 – 51,482,193
Machinery – 10,634,335 – 10,634,335
Pharmaceuticals – 3,574,517 – 3,574,517
Semiconductors & Semiconductor
Equipment 4,271,007 28,721,571 – 32,992,578
Software 7,098,301 14,971,639 – 22,069,940
Textiles, Apparel & Luxury Goods – 2,695,809 – 2,695,809
Trading Companies & Distributors – 7,775,952 – 7,775,952
Total Common Stocks $ 113,682,090 $ 190,364,762 $ – $ 304,046,852
Short-Term Investment 112,742 – – 112,742
Total $ 113,794,832 $ 190,364,762 $ – $ 304,159,594
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Global High Yield Fund - July 31, 2021 (Unaudited) - Statement of Investments - 5
Corporate Bonds 88.5%
Principal
Amount ($) Value ($)
ARGENTINA 1.2%
Construction & Engineering 0.3%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(b) 1,625,045 438,762
Electric Utilities 0.9%
Pampa Energia SA,
7.50%, 1/24/2027(b) 1,230,000 1,097,775
1,536,537
BRAZIL 4.1%
Airlines 1.0%
Gol Finance SA
7.00%, 1/31/2025(b) 700,000 649,667
8.00%, 6/30/2026(b) 605,000 601,975
1,251,642
Commercial Services & Supplies 0.8%
Atento Luxco 1 SA, 8.00%,
2/10/2026(b) 903,000 995,854
Electric Utilities 0.6%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b) 730,000 741,534
Food Products 0.4%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 510,000 501,075
Marine 0.2%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(b) 245,000 248,675
Oil, Gas & Consumable Fuels 0.6%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 650,000 674,310
Road & Rail 0.5%
Simpar Europe SA, 5.20%,
1/26/2031(b) 570,000 581,400
4,994,490
BURKINA FASO 0.4%
Metals & Mining 0.4%
IAMGOLD Corp., 5.75%,
10/15/2028(b) 427,000 438,743
CANADA 4.2%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.13%,
6/15/2026(b) 285,000 296,394
Airlines 0.1%
Air Canada, 3.88%,
8/15/2026(b) 85,000 85,204
Commercial Services & Supplies 0.7%
Garda World Security
Corp.
4.63%, 2/15/2027(b) 50,000 50,186
9.50%, 11/1/2027(b) 216,000 235,440
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Commercial Services & Supplies
6.00%, 6/1/2029(b) 580,000 567,675
853,301
Containers & Packaging 0.3%
Intertape Polymer
Group, Inc., 4.38%,
6/15/2029(b) 335,000 342,385
Energy Equipment & Services 0.6%
Precision Drilling Corp.,
6.88%, 1/15/2029(b) 325,000 333,938
Tervita Corp., 11.00%,
12/1/2025(b) 328,000 375,560
709,498
Metals & Mining 0.2%
Hudbay Minerals, Inc.,
6.13%, 4/1/2029(b) 223,000 240,283
Oil, Gas & Consumable Fuels 2.1%
Baytex Energy Corp.,
8.75%, 4/1/2027(b) 900,000 900,000
MEG Energy Corp.
7.13%, 2/1/2027(b) 250,000 262,318
5.88%, 2/1/2029(b) 470,000 485,275
Strathcona Resources
Ltd., 6.88%, 8/1/2026(b) 1,010,000 999,769
2,647,362
5,174,427
CAYMAN ISLANDS 0.5%
Consumer Finance 0.5%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(b)(c) 585,228 571,772
COLOMBIA 0.6%
Oil, Gas & Consumable Fuels 0.6%
SierraCol Energy
Andina LLC, 6.00%,
6/15/2028(b) 685,000 685,856
CYPRUS 0.7%
Consumer Finance 0.7%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(b) 860,000 829,900
FINLAND 0.2%
Paper & Forest Products 0.2%
SpA Holdings 3 Oy, 3.63%,
2/4/2028(b) EUR 175,000 210,022
FRANCE 1.4%
Diversified Telecommunication Services 0.7%
Altice France SA
2.13%, 2/15/2025(b) EUR 235,000 271,799
5.13%, 1/15/2029(b) 200,000 201,500
5.13%, 7/15/2029(b) 375,000 377,779
851,078

6 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Food & Staples Retailing 0.3%
Quatrim SASU, 5.88%,
1/15/2024(b) EUR 270,000 330,697
Specialty Retail 0.4%
Mobilux Finance SAS,
4.25%, 7/15/2028(b) EUR 410,000 487,116
1,668,891
GERMANY 1.7%
Commercial Services & Supplies 0.3%
APCOA Parking Holdings
GmbH, 4.63%,
1/15/2027(b) EUR 275,000 328,258
Paper & Forest Products 0.7%
Mercer International, Inc.,
5.13%, 2/1/2029 860,000 876,125
Pharmaceuticals 0.7%
Gruenenthal GmbH,
4.13%, 5/15/2028(b) EUR 235,000 286,463
Nidda BondCo GmbH,
5.00%, 9/30/2025(b) EUR 300,000 355,906
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(b) EUR 249,000 295,332
937,701
2,142,084
GHANA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Tullow Oil plc, 10.25%,
5/15/2026(b) 620,000 646,350
GREECE 0.4%
Marine 0.4%
Danaos Corp., 8.50%,
3/1/2028(b) 421,000 453,628
HONG KONG 0.6%
Marine 0.6%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(b) 500,000 536,239
5.50%, 8/1/2029(b) 220,000 219,386
755,625
ISRAEL 0.8%
Pharmaceuticals 0.8%
Teva Pharmaceutical
Finance Netherlands III
BV, 2.80%, 7/21/2023 940,000 929,190
ITALY 1.5%
Containers & Packaging 0.7%
Guala Closures SpA ,
3.25%, 6/15/2028(b) EUR 690,000 821,705
Hotels, Restaurants & Leisure 0.4%
Gamma Bidco SpA ,
5.13%, 7/15/2025(b) EUR 400,000 486,363
Corporate Bonds
Principal
Amount ($) Value ($)
ITALY
Household Durables 0.4%
International Design
Group SpA , 6.50%,
11/15/2025(b) EUR 380,000 469,933
1,778,001
LUXEMBOURG 1.7%
Biotechnology 0.5%
Cidron Aida Finco Sarl
5.00%, 4/1/2028(b) EUR 399,000 476,863
6.25%, 4/1/2028(b) GBP 110,000 155,079
631,942
Diversified Financial Services 0.5%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(b) EUR 160,000 196,909
7.75%, 11/1/2025(b) GBP 270,000 389,424
586,333
Diversified Telecommunication Services 0.3%
Altice France Holding SA,
6.00%, 2/15/2028(b) 400,000 394,500
Food Products 0.4%
FAGE International SA,
5.63%, 8/15/2026(b) 510,000 524,759
2,137,534
MEXICO 2.8%
Airlines 0.2%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(b) 315,000 263,025
Banks 0.5%
Banco Mercantil del Norte
SA, (US Treasury Yield
Curve Rate T Note
Constant Maturity 10
Year + 7.76%), 8.38%,
10/14/2030(b)(d)(e) 475,000 573,092
Consumer Finance 1.4%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(b)(f) 704,000 604,877
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(b)
(f) 1,180,000 1,106,250
1,711,127
Diversified Telecommunication Services 0.4%
Total Play
Telecomunicaciones
SA de CV, 7.50%,
11/12/2025(b) 520,000 555,412
Hotels, Restaurants & Leisure 0.1%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(b) 246,000 176,215

Nationwide Amundi Global High Yield Fund - July 31, 2021 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Oil, Gas & Consumable Fuels 0.2%
Petroleos Mexicanos ,
6.88%, 10/16/2025(b) 260,000 286,309
3,565,180
MOLDOVA, REPUBLIC OF 0.3%
Food Products 0.3%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(b) 360,000 373,406
NETHERLANDS 0.8%
Chemicals 0.4%
OCI NV, 4.63%,
10/15/2025(b) 470,000 485,862
Media 0.4%
Ziggo Bond Co. BV,
3.38%, 2/28/2030(b) EUR 455,000 536,967
1,022,829
PARAGUAY 0.6%
Food Products 0.6%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(b) 745,000 773,869
PERU 0.4%
Health Care Providers & Services 0.4%
Auna SAA, 6.50%,
11/20/2025(b) 455,000 467,512
PORTUGAL 0.5%
Airlines 0.5%
Transportes Aereos
Portugueses SA
5.63%, 12/2/2024(b) EUR 600,000 580,788
RUSSIA 0.3%
Banks 0.3%
Sovcombank , (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
6.38%), 7.75%,
5/06/2025(b)(d)(e) 325,000 335,498
SINGAPORE 0.9%
Consumer Finance 0.9%
Avation Capital SA, 8.25%,
10/31/2026(b)(c) 1,399,843 1,133,289
SOUTH AFRICA 0.4%
Chemicals 0.4%
Sasol Financing USA LLC,
5.50%, 3/18/2031 445,000 463,913
SPAIN 1.4%
Auto Components 0.5%
Grupo Antolin-Irausa SA,
3.50%, 4/30/2028(b) EUR 470,000 550,869
Electric Utilities 0.4%
ContourGlobal Power
Holdings SA
2.75%, 1/1/2026(b) EUR 290,000 351,409
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN
Electric Utilities
3.13%, 1/1/2028(b) EUR 150,000 181,284
532,693
Hotels, Restaurants & Leisure 0.2%
NH Hotel Group SA,
4.00%, 7/2/2026(b) EUR 220,000 260,486
Household Durables 0.1%
Neinor Homes SA, 4.50%,
10/15/2026(b) EUR 140,000 169,604
Real Estate Management & Development 0.2%
Aedas Homes Opco SLU,
4.00%, 8/15/2026(b) EUR 200,000 242,330
1,755,982
SWEDEN 0.3%
Commercial Services & Supplies 0.3%
Verisure Holding AB,
3.25%, 2/15/2027(b) EUR 310,000 369,049
SWITZERLAND 0.6%
Consumer Finance 0.6%
VistaJet Malta Finance plc,
10.50%, 6/1/2024(b) 646,000 701,427
TURKEY 1.6%
Airlines 1.1%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(b) 1,230,000 1,299,935
Banks 0.5%
Akbank T.A.S., 6.80%,
2/6/2026(b) 655,000 693,612
1,993,547
UKRAINE 0.8%
Metals & Mining 0.8%
Metinvest BV, 7.75%,
10/17/2029(b) 865,000 951,500
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd.
8.88%, 11/15/2024(b) 310,000 317,750
8.25%, 2/15/2025(b) 371,000 279,114
596,864
UNITED KINGDOM 3.0%
Diversified Consumer Services 0.2%
PeopleCert Wisdom Issuer
plc, 5.75%, 9/15/2026(b) EUR 220,000 260,975
Food Products 0.3%
Boparan Finance plc,
7.63%, 11/30/2025(b) GBP 255,000 313,759
Hotels, Restaurants & Leisure 0.5%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 275,000 381,089
Pinnacle Bidco plc, 5.50%,
2/15/2025(b) EUR 130,000 157,880

8 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure
Wheel Bidco Ltd., 6.75%,
7/15/2026(b) GBP 100,000 139,188
678,157
Insurance 0.3%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(b) GBP 225,000 328,838
Media 0.3%
Virgin Media Vendor
Financing Notes III DAC
4.88%, 7/15/2028(b) GBP 220,000 311,029
Oil, Gas & Consumable Fuels 0.4%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(b) 505,000 513,206
Specialty Retail 0.5%
Constellation Automotive
Financing plc, 4.88%,
7/15/2027(b) GBP 450,000 625,625
Thrifts & Mortgage Finance 0.5%
Jerrold Finco plc, 5.25%,
1/15/2027(b) GBP 400,000 579,084
3,610,673
UNITED STATES 52.4%
Air Freight & Logistics 0.8%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 820,000 923,394
Airlines 0.3%
American Airlines, Inc.
5.50%, 4/20/2026(b) 180,000 188,325
5.75%, 4/20/2029(b) 150,000 161,802
350,127
Auto Components 2.0%
American Axle &
Manufacturing, Inc.,
6.25%, 3/15/2026 578,000 597,297
Dealer Tire LLC, 8.00%,
2/1/2028(b) 543,000 584,463
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(b) 730,000 769,237
Patrick Industries, Inc.,
7.50%, 10/15/2027(b) 439,000 477,413
2,428,410
Biotechnology 0.2%
HCRX Investments Holdco
LP, 4.50%, 8/1/2029(b) 225,000 229,500
Building Products 0.3%
Builders FirstSource , Inc.,
4.25%, 2/1/2032(b) 405,000 414,112
Chemicals 2.0%
Hexion , Inc., 7.88%,
7/15/2027(b) 281,000 302,075
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Koppers , Inc., 6.00%,
2/15/2025(b) 599,000 613,975
Kraton Polymers LLC,
4.25%, 12/15/2025(b) 145,000 148,625
Rain CII Carbon LLC,
7.25%, 4/1/2025(b) 331,000 340,930
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b) 410,000 417,175
Tronox , Inc., 4.63%,
3/15/2029(b) 595,000 604,669
2,427,449
Commercial Services & Supplies 3.1%
Allied Universal Holdco
LLC
6.63%, 7/15/2026(b) 260,000 275,275
9.75%, 7/15/2027(b) 585,000 641,218
3.63%, 6/1/2028(b) EUR 175,000 206,397
6.00%, 6/1/2029(b) 200,000 200,250
APX Group, Inc.
6.75%, 2/15/2027(b) 295,000 312,700
5.75%, 7/15/2029(b) 875,000 878,517
Nielsen Finance LLC
4.50%, 7/15/2029(b) 145,000 146,087
4.75%, 7/15/2031(b) 150,000 151,286
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(b) 870,000 907,976
3,719,706
Communications Equipment 0.6%
CommScope , Inc., 6.00%,
3/1/2026(b) 363,000 378,428
Plantronics, Inc., 4.75%,
3/1/2029(b) 400,000 390,000
768,428
Construction & Engineering 1.3%
Dycom Industries, Inc.,
4.50%, 4/15/2029(b) 486,000 492,075
PowerTeam Services LLC,
9.03%, 12/4/2025(b) 960,000 1,057,286
1,549,361
Consumer Finance 2.2%
Ford Motor Credit Co. LLC
4.54%, 8/1/2026 255,000 276,967
4.13%, 8/17/2027 920,000 984,400
3.82%, 11/2/2027 575,000 603,750
3.63%, 6/17/2031 500,000 518,125
OneMain Finance Corp.,
3.50%, 1/15/2027 365,000 371,387
2,754,629
Containers & Packaging 0.4%
Ardagh Packaging Finance
plc, 2.13%, 8/15/2026(b) EUR 110,000 130,683

Nationwide Amundi Global High Yield Fund - July 31, 2021 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Containers & Packaging
Greif, Inc., 6.50%,
3/1/2027(b) 323,000 339,958
470,641
Diversified Consumer Services 0.3%
Sotheby's, 7.38%,
10/15/2027(b)(f) 375,000 400,556
Diversified Financial Services 0.3%
Jefferies Finance LLC,
5.00%, 8/15/2028(b) 330,000 337,507
Diversified Telecommunication Services 1.1%
Lumen Technologies, Inc.,
4.50%, 1/15/2029(b) 570,000 559,626
Switch Ltd., 4.13%,
6/15/2029(b) 200,000 206,050
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 500,000 510,000
1,275,676
Electric Utilities 0.8%
Leeward Renewable
Energy Operations LLC,
4.25%, 7/1/2029(b) 170,000 173,400
Vistra Operations Co. LLC
5.63%, 2/15/2027(b) 565,000 586,188
4.38%, 5/1/2029(b) 180,000 184,500
944,088
Electrical Equipment 0.6%
Atkore , Inc., 4.25%,
6/1/2031(b) 175,000 178,938
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 340,000 403,829
Sensata Technologies BV,
4.00%, 4/15/2029(b) 185,000 189,856
772,623
Electronic Equipment, Instruments & Components 1.1%
Belden, Inc.
3.38%, 7/15/2027(b) EUR 486,000 590,758
3.38%, 7/15/2031(b) EUR 600,000 716,376
1,307,134
Energy Equipment & Services 1.1%
Archrock Partners LP,
6.88%, 4/1/2027(b) 615,000 645,750
Exterran Energy Solutions
LP, 8.13%, 5/1/2025 733,000 645,040
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 66,166 62,361
1,353,151
Entertainment 0.3%
AMC Entertainment
Holdings, Inc.
10.50%, 4/24/2026(b) 261,000 276,986
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Entertainment
12.00%, 6/15/2026(b)(c) 143,820 126,106
403,092
Equity Real Estate Investment Trusts (REITs) 1.5%
HAT Holdings I LLC,
3.38%, 6/15/2026(b) 500,000 506,690
iStar , Inc., 4.25%, 8/1/2025 730,000 756,871
Uniti Group LP
7.88%, 2/15/2025(b) 111,000 118,215
6.50%, 2/15/2029(b) 405,000 410,492
1,792,268
Food & Staples Retailing 0.3%
US Foods, Inc., 4.75%,
2/15/2029(b) 345,000 351,900
Food Products 0.5%
Simmons Foods, Inc.,
4.63%, 3/1/2029(b) 586,000 591,626
Health Care Providers & Services 1.8%
LifePoint Health, Inc.,
5.38%, 1/15/2029(b) 100,000 99,500
Prime Healthcare
Services, Inc., 7.25%,
11/1/2025(b) 360,000 386,410
Surgery Center Holdings,
Inc.
6.75%, 7/1/2025(b) 735,000 747,862
10.00%, 4/15/2027(b) 273,000 297,570
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(b) 130,000 135,200
US Renal Care, Inc.,
10.63%, 7/15/2027(b) 456,000 495,148
2,161,690
Hotels, Restaurants & Leisure 4.0%
Caesars Entertainment,
Inc., 8.13%, 7/1/2027(b) 440,000 483,859
Carnival Corp., 10.50%,
2/1/2026(b) 95,000 108,773
Hilton Grand Vacations
Borrower Escrow LLC,
5.00%, 6/1/2029(b) 330,000 332,977
International Game
Technology plc
4.13%, 4/15/2026(b) 200,000 208,304
2.38%, 4/15/2028(b) EUR 269,000 311,530
Mohegan Gaming &
Entertainment, 8.00%,
2/1/2026(b) 580,000 603,873
NCL Corp. Ltd., 5.88%,
3/15/2026(b) 395,000 397,962
NCL Finance Ltd., 6.13%,
3/15/2028(b) 110,000 111,100
Royal Caribbean Cruises
Ltd.
11.50%, 6/1/2025(b) 208,000 238,160
5.50%, 4/1/2028(b) 195,000 198,841

10 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Scientific Games
International, Inc.
3.38%, 2/15/2026(b) EUR 474,000 563,126
7.25%, 11/15/2029(b) 330,000 370,055
Viking Cruises Ltd., 5.88%,
9/15/2027(b) 498,000 473,100
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 80,000 80,000
VOC Escrow Ltd., 5.00%,
2/15/2028(b) 285,000 282,863
4,764,523
Household Durables 2.0%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 775,000 847,695
KB Home, 4.00%,
6/15/2031 470,000 488,800
M/I Homes, Inc., 4.95%,
2/1/2028 455,000 476,840
Taylor Morrison
Communities, Inc.,
5.88%, 6/15/2027(b) 513,000 578,921
2,392,256
Independent Power and Renewable Electricity Producers
1.0%
Calpine Corp., 5.13%,
3/15/2028(b) 260,000 263,250
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(b) 310,000 310,000
Talen Energy Supply LLC
10.50%, 1/15/2026(b) 302,000 200,830
7.63%, 6/1/2028(b) 470,000 428,790
1,202,870
Insurance 0.4%
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.63%,
5/23/2059(b)(e) EUR 410,000 506,819
IT Services 0.5%
Alliance Data Systems
Corp., 7.00%,
1/15/2026(b) 584,000 629,260
Media 4.0%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(b) 275,000 286,776
7.50%, 6/1/2029(b) 440,000 456,746
CSC Holdings LLC
4.63%, 12/1/2030(b) 600,000 591,000
5.00%, 11/15/2031(b) 245,000 246,629
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 325,000 128,781
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
Mav Acquisition Corp.,
8.00%, 8/1/2029(b) 1,040,000 1,017,739
MDC Partners, Inc.,
7.50%, 5/1/2024(b)(g) 1,160,000 1,181,228
News Corp., 3.88%,
5/15/2029(b) 215,000 218,864
Outfront Media
Capital LLC, 4.25%,
1/15/2029(b) 185,000 185,329
Summer BC Bidco B LLC,
5.50%, 10/31/2026(b) 485,000 492,275
4,805,367
Metals & Mining 3.2%
Cleveland-Cliffs, Inc.,
6.75%, 3/15/2026(b) 449,000 484,359
Coeur Mining, Inc., 5.13%,
2/15/2029(b) 380,000 368,847
Commercial Metals Co.,
3.88%, 2/15/2031 340,000 342,550
Constellium SE, 3.13%,
7/15/2029(b) EUR 640,000 754,455
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(b) 190,000 209,950
Novelis Corp.
3.25%, 11/15/2026(b) 75,000 76,125
4.75%, 1/30/2030(b) 445,000 473,840
3.88%, 8/15/2031(b) 100,000 101,125
SunCoke Energy, Inc.,
4.88%, 6/30/2029(b) 455,000 458,412
TMS International Corp.,
6.25%, 4/15/2029(b) 560,000 587,202
3,856,865
Oil, Gas & Consumable Fuels 6.4%
Aethon United BR LP,
8.25%, 2/15/2026(b) 450,000 481,368
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(b) 325,000 320,125
Colgate Energy Partners
III LLC, 7.75%,
2/15/2026(b) 545,000 584,534
CQP Holdco LP, 5.50%,
6/15/2031(b) 1,115,000 1,156,812
Delek Logistics Partners
LP, 7.13%, 6/1/2028(b) 525,000 545,800
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 600,000 620,250
EnLink Midstream
Partners LP, 5.45%,
6/1/2047 377,000 365,690
Genesis Energy LP,
8.00%, 1/15/2027 240,000 247,452

Nationwide Amundi Global High Yield Fund - July 31, 2021 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Harvest Midstream I LP,
7.50%, 9/1/2028(b) 531,000 567,788
Occidental Petroleum
Corp.
5.50%, 12/1/2025 105,000 115,500
4.40%, 4/15/2046 615,000 603,358
PBF Holding Co. LLC
9.25%, 5/15/2025(b) 155,000 141,825
7.25%, 6/15/2025 605,000 363,000
6.00%, 2/15/2028 200,000 104,440
Renewable Energy Group,
Inc., 5.88%, 6/1/2028(b) 470,000 489,975
Venture Global Calcasieu
Pass LLC
3.88%, 8/15/2029(b) 110,000 112,338
4.13%, 8/15/2031(b) 160,000 165,672
Vine Energy Holdings LLC,
6.75%, 4/15/2029(b) 615,000 641,138
7,627,065
Paper & Forest Products 0.9%
Clearwater Paper Corp.,
4.75%, 8/15/2028(b) 241,000 243,699
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 851,000 902,588
1,146,287
Pharmaceuticals 0.8%
P&L Development LLC,
7.75%, 11/15/2025(b) 315,000 329,175
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(b) 585,000 596,700
925,875
Professional Services 0.9%
CoreLogic , Inc., 4.50%,
5/1/2028(b) 720,000 717,300
KBR, Inc., 4.75%,
9/30/2028(b) 395,000 398,950
1,116,250
Software 0.5%
LogMeIn, Inc., 5.50%,
9/1/2027(b) 570,000 590,891
Specialty Retail 1.5%
Asbury Automotive Group,
Inc.
4.50%, 3/1/2028 273,000 282,896
4.75%, 3/1/2030 100,000 105,875
Ken Garff Automotive LLC,
4.88%, 9/15/2028(b) 165,000 169,331
L Brands, Inc., 6.63%,
10/1/2030(b) 175,000 201,688
Party City Holdings, Inc.,
8.75%, 2/15/2026(b) 272,000 287,972
Penske Automotive Group,
Inc., 3.75%, 6/15/2029 470,000 476,463
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail
Staples, Inc., 7.50%,
4/15/2026(b) 246,000 249,690
1,773,915
Technology Hardware, Storage & Peripherals 1.0%
Diebold Nixdorf, Inc.
8.50%, 4/15/2024(f) 555,000 565,609
9.38%, 7/15/2025(b) 55,000 60,431
NCR Corp.
5.00%, 10/1/2028(b) 490,000 504,590
5.25%, 10/1/2030(b) 120,000 126,300
1,256,930
Thrifts & Mortgage Finance 1.4%
Freedom Mortgage Corp.
8.13%, 11/15/2024(b) 454,000 464,215
6.63%, 1/15/2027(b) 265,000 257,340
Provident Funding
Associates LP, 6.38%,
6/15/2025(b) 665,000 678,300
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(b) 375,000 372,188
1,772,043
Trading Companies & Distributors 0.6%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(b) 345,000 344,138
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(b) 225,000 256,500
United Rentals North
America, Inc., 3.75%,
1/15/2032 110,000 110,000
710,638
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc., 3.50%,
4/15/2031(b) 440,000 461,475
63,266,397
ZAMBIA 0.4%
Metals & Mining 0.4%
First Quantum Minerals
Ltd.
7.50%, 4/1/2025(b) 200,000 207,280
6.88%, 10/15/2027(b) 300,000 325,125
532,405
Total Corporate Bonds
(cost $106,369,429) 107,447,178

12 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Common Stocks 0.4%
Shares Value ($)
UNITED STATES 0.4%
Energy Equipment & Services 0.4%
FTS International, Inc.,
Class A * 15,138 295,796
Superior Energy Services
LLC *^∞ 5,103 200,293
496,089
Total Common Stocks
(cost $451,199) 496,089
Loan Participations 3.0%
Principal
Amount ($)
UNITED STATES 3.0%
Airlines 0.5%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 8.00%), 9.00%,
12/31/2021 ∞(e) 533,069 534,038
Auto Components 0.7%
First Brands Group, LLC,
First Lien Term Loan
B, (ICE LIBOR USD 3
Month + 5.00%), 6.00%,
3/30/2027 (e) 876,398 884,890
Hotels, Restaurants & Leisure 1.8%
Enterprise Development
Authority, Term Loan,
(ICE LIBOR USD 1
Month + 4.25%), 5.00%,
2/28/2028 (e) 819,625 819,625
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 1,185,000 1,288,687
Spectacle Gary, Delayed
Draw Term Loan, (ICE
LIBOR USD 1 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 85,000 92,438
2,200,750
0
Total Loan Participations
(cost $3,453,689)
3,619,678
Convertible Bonds 3.2%
Airlines 1.1%
Air Canada, 4.00%,
07/01/25 266,000 405,773
GOL Equity Finance SA,
3.75%, 07/15/24 (b) 428,000 379,850
Spirit Airlines, Inc., 1.00%,
05/15/26 546,000 510,838
1,296,461
Convertible Bonds
Principal
Amount ($) Value ($)
Biotechnology 0.1%
Insmed , Inc., 0.75%,
06/01/28 135,000 137,025
Entertainment 0.2%
IMAX Corp., 0.50%,
04/01/26 (b) 259,000 239,912
Equity Real Estate Investment Trusts (REITs) 0.1%
Summit Hotel Properties,
Inc., 1.50%, 02/15/26 178,000 181,115
Hotels, Restaurants & Leisure 0.3%
DraftKings , Inc., –%,
03/15/28 (b) 370,000 324,305
Metals & Mining 0.2%
Ivanhoe Mines Ltd.,
2.50%, 04/15/26 (b) 195,000 243,838
Semiconductors & Semiconductor Equipment 0.4%
Enphase Energy, Inc., –%,
03/01/28 (b) 478,000 483,258
Software 0.8%
Bentley Systems, Inc.,
0.38%, 07/01/27 (b) 410,000 410,410
Ceridian HCM Holding,
Inc., 0.25%, 03/15/26 (b) 237,000 240,958
Verint Systems, Inc.,
0.25%, 04/15/26 (b) 275,000 264,979
916,347
Total Convertible Bond
(cost  $3,729,705) 3,822,261
Short-Term Investment 1.4%
Shares
Money Market Fund 1.4%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.01%
(h)( i ) 1,720,496 1,720,496
Total Short-Term Investment
(cost $1,720,496)
1,720,496
Total Investments
(cost $115,724,518) — 96.5% 117,105,702
Other assets in excess of liabilities — 3.5% 4,280,840
NET ASSETS — 100.0%
$ 121,386,542

Nationwide Amundi Global High Yield Fund - July 31, 2021 (Unaudited) - Statement of Investments - 13
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Security in default.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$96,895,205 which represents 79.82% of net assets.
(c) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2021. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2021.
(f) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $1,646,915, which was collateralized by cash used
to purchase a money market fund with a value of $1,720,496.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2021.
(h) Represents 7-day effective yield as of July 31, 2021.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $1,720,496.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.92
USD
18,000,000 (1,430,804) (325,015) (1,755,819)
(1,430,804) (325,015) (1,755,819)
As of July 31, 2021, the Fund had $958,444 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

14 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
Forward Foreign Currency Contracts outstanding as of July 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 12,176,150 EUR 10,318,193 BROWN BROS HARRIMAN 8/16/2021 (66,938)
USD 708,715 EUR 600,000 Morgan Stanley Co., Inc. 8/16/2021 (3,217)
USD 3,164,445 GBP 2,291,440 JPMorgan Chase Bank 8/16/2021 (20,750)
Total unrealized depreciation (90,905)
Net unrealized depreciation (90,905)
Currency:
EUR Euro
GBP British pound
USD United States dollar

Nationwide Amundi Global High Yield Fund - July 31, 2021 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

16 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the nine months ended July
31, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses upon maturity or
termination of the credit default swap contract.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Energy Equipment & Services $ 295,796 $ – $ 200,293 $ 496,089
Total Common Stocks $ 295,796 $ – $ 200,293 $ 496,089
Convertible Bonds – 3,822,261 – 3,822,261
Corporate Bonds – 107,447,178 – 107,447,178
Loan Participations – 3,619,678 – 3,619,678
Short-Term Investment 1,720,496 – – 1,720,496
Total Assets $ 2,016,292 $ 114,889,117 $ 200,293 $ 117,105,702
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (325,015) $ – $ (325,015)
Forward Foreign Currency Contracts – (90,905) – (90,905)
Total Liabilities $ – $ (415,920) $ – $ (415,920)
Total $ 2,016,292 $ 114,473,197 $ 200,293 $ 116,689,782
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Common
Stocks Rights Total
Balance as of 10/31/2020 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases
*
165,848 — 165,848
Sales — — —
Change in Unrealized Appreciation/Depreciation 34,445 — 34,445
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 7/31/2021 $ 200,293 $ — $200,293
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 7/31/2021 $ 34,445 $ — $34,445
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include all purchases of securities and securities received in corporate actions.

Nationwide Amundi Global High Yield Fund - July 31, 2021 (Unaudited) - Statement of Investments - 17
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2021 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

18 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Global High Yield Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Liabilities:
Fair Value
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (325,015)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (90,905)
Total $ (415,920)
(a)
Swap contracts are included in the ta ble at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Strategic Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 19
Asset-Backed Securities 6.3%
Principal
Amount ($) Value ($)
CANADA 0.5%
Airlines 0.5%
Air Canada Pass-Through
Trust, Series 2020-
2, Class A, 5.25%,
4/1/2029(a) 660,690 717,597
CAYMAN ISLANDS 0.8%
Other 0.8%
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 2.21%,
2/20/2030(a)(b) 350,000 350,039
Symphony CLO XXII Ltd.,
Series 2020-22A, Class
C, 2.28%, 4/18/2033(a)
(b) 250,000 248,746
York CLO-4 Ltd., Series
2016-2A, Class CR,
2.28%, 4/20/2032(a)(b) 600,000 600,161
1,198,946
UNITED KINGDOM 0.1%
Airlines 0.1%
British Airways Pass-
Through Trust, Series
2020-1, Class B, 8.38%,
11/15/2028(a) 109,345 127,607
UNITED STATES 4.9%
Airlines 0.5%
Alaska Airlines Pass-
Through Trust, Series
2020-1, Class A, 4.80%,
8/15/2027(a) 470,795 522,756
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 185,916 195,026
717,782
Automobiles 0.9%
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 290,000 291,177
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 240,000 240,982
JPMorgan Chase Bank
NA-CACLN, Series
2021-2, Class F, 4.39%,
12/26/2028(a) 770,000 772,312
1,304,471
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(a) 725,000 756,986
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 3.0%
BCC Funding XIV LLC,
Series 2018-1A, Class
E, 6.00%, 4/21/2025(a) 750,000 751,304
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(a) 1,200,000 1,223,985
Progress Residential Trust
Series 2020-SFR2,
Class E, 5.12%,
6/17/2037(a) 420,000 447,479
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(a) 840,000 840,152
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(a) 570,000 606,377
Tricon American Homes
Trust
Series 2017-SFR2,
Class E, 4.22%,
1/17/2036(a) 475,000 486,166
Series 2017-SFR2,
Class F, 5.10%,
1/17/2036(a) 140,000 144,280
4,499,743
7,278,982
Total Asset-Backed Securities
(cost  $9,040,206) 9,323,132
Collateralized Mortgage Obligations 14.1%
BERMUDA 3.6%
Bellemeade Re Ltd.,
Series 2020-4A,
Class B1, 5.09%,
6/25/2030(a)(b) 160,000 160,000
Eagle RE Ltd., Series
2020-2, Class B1,
7.09%, 10/25/2030(a)(b) 760,000 782,556
Home RE Ltd.
Series 2020-1,
Class M2, 5.34%,
10/25/2030(a)(b) 650,000 662,429
Series 2020-1,
Class B1, 7.09%,
10/25/2030(a)(b) 160,000 163,118
Series 2021-2, Class
M2, 0.00%, 1/25/2034(a)
(b) 730,000 729,997
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.44%, 7/25/2029(a)(b) 1,520,000 1,543,278
Radnor RE Ltd., Series
2021-1, Class M2,
3.20%, 12/27/2033(a)(b) 1,230,000 1,229,999

20 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Home RE Ltd. (continued)
Traingle Re Ltd., Series
2020-1, Class B1,
7.84%, 10/25/2030(a)(b) 150,000 157,976
5,429,353
0
UNITED STATES 10.5%
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 66,835 3,158
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 157,368 5,695
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 322,921 18,957
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 851,413 51,777
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 132,171 6,358
FHLMC STACR REMIC
Trust
Series 2021-HQA1,
Class B2, 5.05%,
8/25/2033(a)(b) 1,120,000 1,134,641
Series 2021-DNA5,
Class B1, 3.10%,
1/25/2034(a)(b) 765,000 778,418
Series 2021-DNA5,
Class B2, 5.55%,
1/25/2034(a)(b) 1,030,000 1,071,232
Series 2020-HQA4,
Class B1, 5.34%,
9/25/2050(a)(b) 160,000 168,743
Series 2020-DNA5,
Class B2, 11.55%,
10/25/2050(a)(b) 390,000 514,051
Series 2020-DNA6,
Class B2, 5.70%,
12/25/2050(a)(b) 790,000 854,154
Series 2021-DNA1,
Class B2, 4.80%,
1/25/2051(a)(b) 1,015,000 1,024,524
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 11.09%,
10/25/2048(a)(b) 1,090,000 1,295,932
Series 2019-HRP1,
Class B1, 4.14%,
2/25/2049(a)(b) 1,100,000 1,122,646
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 10.84%, 3/25/2025(b) 298,896 297,911
Series 2020-HQA5,
Class B2, 7.45%,
11/25/2050(a)(b) 630,000 739,541
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.22%,
6/1/2051(a)(b) 49,717,631 418,091
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 396,184 23,647
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 391,725 23,181
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 424,314 23,366
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 93,356 7,853
GNMA REMICS
Series 2013-84,
Class SC, IO, 6.51%,
3/16/2040(b) 79,522 11,887
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 103,381 12,941
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 139,749 21,311
Series 2016-5, Class
CS, IO, 6.07%,
1/20/2046(b) 161,711 40,213
Series 2016-20,
Class SB, IO, 6.02%,
2/20/2046(b) 160,615 31,712
Series 2016-17,
Class JS, IO, 6.02%,
2/20/2046(b) 139,821 26,891
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 95,839 14,398
Series 2016-88,
Class SM, IO, 6.02%,
7/20/2046(b) 165,491 30,342
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 119,612 26,996
Series 2016-118,
Class DS, IO, 6.02%,
9/20/2046(b) 191,275 43,669
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 104,718 15,843
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,711,465 238,065
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 649,936 82,608
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.24%,
7/25/2051(a)(b) 19,474,000 195,311
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.14%,
12/25/2051(a)(b) 35,000,000 158,592

Nationwide Amundi Strategic Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 21
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
JP Morgan Mortgage Trust
(continued)
Series 2021-8, Class
AX1, IO, 0.14%,
12/25/2051(a)(b) 32,663,754 161,757
STACR Trust
Series 2018-HRP2,
Class B1, 4.29%,
2/25/2047(a)(b) 1,310,000 1,384,693
Series 2018-HRP2,
Class B2, 10.59%,
2/25/2047(a)(b) 1,380,000 1,574,525
Verus Securitization Trust
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)
(b) 430,000 438,528
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)
(b) 100,000 104,894
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)
(b) 100,000 104,020
Series 2020-2, Class
M1, 5.36%, 5/25/2060(a)
(b) 410,000 433,506
Series 2020-2, Class
B1, 5.36%, 5/25/2060(a)
(b) 200,000 208,147
Vista Point Securitization
Trust, Series 2020-
1, Class B1, 5.38%,
3/25/2065(a)(b) 580,000 607,431
15,552,156
0
Total Collateralized Mortgage Obligations
(cost $19,857,860) 20,981,509
Commercial Mortgage-Backed Securities 6.0%
UNITED STATES 6.0%
COMM Mortgage Trust
Series 2015-CR26,
Class D, 3.48%,
10/10/2048(b) 1,350,000 1,349,759
Series 2019-GC44,
Class D, 2.50%,
8/15/2057(a) 1,280,000 1,177,277
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(b) 250,000 254,495
FHLMC Multifamily
Structured Credit Risk
REMICS, Series 2021-
MN1, Class M2, 3.80%,
1/25/2051(a)(b) 700,000 738,736
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,157,981
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 785,000 756,246
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 3.34%,
10/15/2049(a)(b) 500,000 504,698
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(a) 1,975,000 1,966,957
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.45%, 10/15/2050(b) 810,000 863,589
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
4.98%, 1/15/2059(b) 125,000 135,129
Total Commercial Mortgage-Backed Securities
(cost $8,307,725) 8,904,867
Corporate Bonds 56.8%
ARGENTINA 0.3%
Construction & Engineering 0.3%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(c) 1,381,510 373,008
AUSTRALIA 0.5%
Metals & Mining 0.5%
FMG Resources August
2006 Pty. Ltd., 4.38%,
4/1/2031(a) 630,000 685,125
BRAZIL 4.0%
Airlines 1.2%
Gol Finance SA, 8.00%,
6/30/2026(a) 1,825,000 1,815,875
Auto Components 0.5%
Iochpe-Maxion Austria
GmbH, 5.00%,
5/7/2028(a) 735,000 748,230
Electric Utilities 0.7%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(a) 995,000 1,010,721
Food Products 0.8%
Minerva Luxembourg SA,
4.38%, 3/18/2031(a) 1,210,000 1,188,825

22 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BRAZIL
Oil, Gas & Consumable Fuels 0.8%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 1,080,000 1,120,392
5,884,043
CANADA 2.7%
Chemicals 0.5%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 635,000 684,212
Energy Equipment & Services 0.3%
Precision Drilling Corp.,
6.88%, 1/15/2029(a) 435,000 446,962
Oil, Gas & Consumable Fuels 1.9%
Baytex Energy Corp.,
8.75%, 4/1/2027(a) 950,000 950,000
MEG Energy Corp.,
7.13%, 2/1/2027(a) 575,000 603,330
Strathcona Resources
Ltd., 6.88%, 8/1/2026(a) 1,285,000 1,271,983
2,825,313
3,956,487
CYPRUS 0.4%
Consumer Finance 0.4%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 645,000 622,425
FRANCE 1.1%
Banks 0.5%
Societe Generale SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.51%), 5.38%,
11/18/2030(a)(d)(e) 625,000 675,000
Diversified Telecommunication Services 0.6%
Altice France SA, 5.13%,
7/15/2029(a) 930,000 936,891
1,611,891
GERMANY 1.8%
Paper & Forest Products 0.8%
Mercer International, Inc.,
5.13%, 2/1/2029 1,105,000 1,125,719
Pharmaceuticals 1.0%
Gruenenthal GmbH
3.63%, 11/15/2026(a) EUR 875,000 1,065,112
4.13%, 5/15/2028(a) EUR 315,000 383,982
1,449,094
2,574,813
GHANA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Tullow Oil plc, 10.25%,
5/15/2026(a) 855,000 891,338
Corporate Bonds
Principal
Amount ($) Value ($)
GREECE 0.4%
Marine 0.4%
Danaos Corp., 8.50%,
3/1/2028(a) 532,000 573,230
HONG KONG 0.8%
Marine 0.8%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(a) 900,000 965,230
5.50%, 8/1/2029(a) 185,000 184,484
1,149,714
ISRAEL 0.8%
Pharmaceuticals 0.8%
Teva Pharmaceutical
Finance Netherlands II
BV, 6.00%, 1/31/2025 EUR 300,000 387,853
Teva Pharmaceutical
Finance Netherlands III
BV, 3.15%, 10/1/2026 810,000 777,276
1,165,129
ITALY 1.4%
Banks 0.9%
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(a)(e) 1,260,000 1,402,507
Household Durables 0.5%
International Design
Group SpA , 6.50%,
11/15/2025(a) EUR 585,000 723,449
2,125,956
LUXEMBOURG 0.8%
Biotechnology 0.8%
Cidron Aida Finco Sarl
5.00%, 4/1/2028(a) EUR 1,027,000 1,227,416
MEXICO 1.4%
Airlines 0.2%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(c) 350,000 292,250
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(c) 434,000 310,883
Oil, Gas & Consumable Fuels 1.0%
Petroleos Mexicanos
6.88%, 10/16/2025(a) 435,000 479,018
6.84%, 1/23/2030 925,000 964,960
1,443,978
2,047,111
SINGAPORE 0.7%
Consumer Finance 0.7%
Avation Capital SA, 8.25%,
10/31/2026(a)(f) 1,209,184 978,935

Nationwide Amundi Strategic Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN 0.1%
Independent Power and Renewable Electricity Producers
0.1%
Atlantica Sustainable
Infrastructure plc,
4.13%, 6/15/2028(a) 200,000 207,500
SWEDEN 0.5%
Commercial Services & Supplies 0.5%
Verisure Holding AB,
3.25%, 2/15/2027(a) EUR 395,000 470,240
Verisure Midholding AB,
5.25%, 2/15/2029(a) EUR 255,000 311,750
781,990
SWITZERLAND 1.3%
Capital Markets 0.5%
Credit Suisse Group AG,
(USD Swap Semi 5
Year + 4.60%), 7.50%,
7/17/2023(a)(d)(e) 675,000 730,687
Consumer Finance 0.8%
VistaJet Malta Finance plc,
10.50%, 6/1/2024(a) 1,103,000 1,197,637
1,928,324
UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 7.75%,
10/17/2029(a) 700,000 770,000
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd.
8.88%, 11/15/2024(a) 380,000 389,500
8.25%, 2/15/2025(a) 490,000 368,642
758,142
UNITED KINGDOM 2.4%
Banks 1.3%
Barclays plc, (USD Swap
Semi 5 Year + 4.84%),
7.75%, 9/15/2023(d)(e) 800,000 877,000
Natwest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(e) 1,030,000 1,039,118
1,916,118
Hotels, Restaurants & Leisure 0.4%
Deuce Finco plc, 5.50%,
6/15/2027(a) GBP 370,000 512,739
Media 0.1%
Clear Channel
International BV, 6.63%,
8/1/2025(a) 200,000 209,750
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Oil, Gas & Consumable Fuels 0.6%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 890,000 904,462
3,543,069
UNITED STATES 33.8%
Aerospace & Defense 0.5%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 804,751
Air Freight & Logistics 0.7%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 880,000 990,959
Airlines 1.2%
American Airlines, Inc.
5.50%, 4/20/2026(a) 225,000 235,406
5.75%, 4/20/2029(a) 190,000 204,949
Delta Air Lines, Inc.,
4.75%, 10/20/2028(a) 345,000 385,538
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(a) 805,000 876,444
1,702,337
Auto Components 0.5%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 757,000 814,805
Banks 1.1%
Citigroup, Inc., Series
V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 925,000 958,022
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 650,000 672,750
1,630,772
Biotechnology 0.2%
HCRX Investments Holdco
LP, 4.50%, 8/1/2029(a) 290,000 295,800
Building Products 0.5%
Standard Industries, Inc.,
4.38%, 7/15/2030(a) 720,000 741,600
Capital Markets 0.7%
LPL Holdings, Inc., 4.00%,
3/15/2029(a) 1,010,000 1,025,150
Chemicals 0.3%
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(a) 505,000 513,838
Commercial Services & Supplies 1.0%
Allied Universal Holdco
LLC
3.63%, 6/1/2028(a) EUR 480,000 566,117
4.63%, 6/1/2028(a) 225,000 225,000
6.00%, 6/1/2029(a) 310,000 310,387

24 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies
Nielsen Finance LLC
4.50%, 7/15/2029(a) 205,000 206,536
4.75%, 7/15/2031(a) 205,000 206,758
1,514,798
Construction & Engineering 1.3%
Dycom Industries, Inc.,
4.50%, 4/15/2029(a) 633,000 640,913
PowerTeam Services LLC,
9.03%, 12/4/2025(a) 1,175,000 1,294,074
1,934,987
Consumer Finance 2.9%
Capital One Financial
Corp., Series M,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(d)(e) 855,000 880,650
Ford Motor Credit Co. LLC
2.33%, 11/25/2025 EUR 1,110,000 1,379,546
3.63%, 6/17/2031 1,500,000 1,554,375
OneMain Finance Corp.,
3.50%, 1/15/2027 500,000 508,750
4,323,321
Diversified Telecommunication Services 0.5%
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 650,000 663,000
Electric Utilities 0.3%
Vistra Operations Co. LLC,
4.38%, 5/1/2029(a) 490,000 502,250
Electrical Equipment 0.5%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 610,000 724,517
Electronic Equipment, Instruments & Components 1.5%
Belden, Inc.
3.88%, 3/15/2028(a) EUR 905,000 1,113,896
3.38%, 7/15/2031(a) EUR 950,000 1,134,263
2,248,159
Energy Equipment & Services 0.5%
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 721,393 679,913
Equity Real Estate Investment Trusts (REITs) 2.3%
HAT Holdings I LLC,
3.38%, 6/15/2026(a) 680,000 689,099
iStar , Inc., 4.25%, 8/1/2025 1,225,000 1,270,092
MPT Operating
Partnership LP
4.63%, 8/1/2029 505,000 543,632
3.50%, 3/15/2031 825,000 846,434
3,349,257
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services 0.2%
AHP Health Partners, Inc.,
5.75%, 7/15/2029(a) 325,000 328,656
Hotels, Restaurants & Leisure 2.6%
Boyd Gaming Corp.,
4.75%, 6/15/2031(a) 365,000 377,631
Caesars Entertainment,
Inc., 8.13%, 7/1/2027(a) 688,000 756,580
Expedia Group, Inc.,
3.25%, 2/15/2030 455,000 477,567
Genting New York LLC,
3.30%, 2/15/2026(a) 340,000 341,918
Hilton Domestic Operating
Co., Inc., 3.63%,
2/15/2032(a) 1,335,000 1,331,662
Scientific Games
International, Inc.,
3.38%, 2/15/2026(a) EUR 135,000 160,384
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(a) 505,000 505,000
3,950,742
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(a) 380,000 380,000
Insurance 2.2%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 1,070,000 1,357,297
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.63%,
5/23/2059(a)(e) EUR 950,000 1,174,336
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(a) 420,000 675,874
3,207,507
Machinery 0.5%
Hillenbrand, Inc., 3.75%,
3/1/2031 375,000 381,559
Terex Corp., 5.00%,
5/15/2029(a) 365,000 378,231
759,790
Media 1.8%
Clear Channel Outdoor
Holdings, Inc., 7.50%,
6/1/2029(a) 795,000 825,258
CSC Holdings LLC,
4.63%, 12/1/2030(a) 800,000 788,000
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 322,000 127,592

Nationwide Amundi Strategic Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
Sirius XM Radio, Inc.,
4.00%, 7/15/2028(a) 855,000 882,082
2,622,932
Metals & Mining 1.4%
Coeur Mining, Inc., 5.13%,
2/15/2029(a) 460,000 446,499
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(a) 170,000 187,850
Kaiser Aluminum Corp.,
4.50%, 6/1/2031(a) 300,000 312,000
Novelis Corp.
3.25%, 11/15/2026(a) 135,000 137,025
3.88%, 8/15/2031(a) 205,000 207,306
TMS International Corp.,
6.25%, 4/15/2029(a) 750,000 786,431
2,077,111
Oil, Gas & Consumable Fuels 4.1%
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 725,000 753,725
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 1,370,000 1,416,237
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 906,005
Hess Midstream
Operations LP, 5.13%,
6/15/2028(a) 520,000 544,700
Indigo Natural Resources
LLC, 5.38%, 2/1/2029(a) 680,000 708,900
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(a) 587,000 630,747
PBF Holding Co. LLC
9.25%, 5/15/2025(a) 410,000 375,150
6.00%, 2/15/2028 1,100,000 574,420
Venture Global Calcasieu
Pass LLC
3.88%, 8/15/2029(a) 135,000 137,869
4.13%, 8/15/2031(a) 200,000 207,090
6,254,843
Pharmaceuticals 0.7%
Jazz Securities DAC,
4.38%, 1/15/2029(a) 400,000 416,912
Organon & Co.
2.88%, 4/30/2028(a) EUR 315,000 380,769
4.13%, 4/30/2028(a) 225,000 230,717
1,028,398
Professional Services 0.6%
CoreLogic , Inc., 4.50%,
5/1/2028(a) 945,000 941,456
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software 0.4%
Citrix Systems, Inc.,
3.30%, 3/1/2030 610,000 649,430
Specialty Retail 1.2%
LCM Investments
Holdings II LLC, 4.88%,
5/1/2029(a) 550,000 562,831
Penske Automotive Group,
Inc., 3.75%, 6/15/2029 930,000 942,788
Victoria's Secret & Co.,
4.63%, 7/15/2029(a) 235,000 235,320
1,740,939
Thrifts & Mortgage Finance 0.9%
Nationstar Mortgage
Holdings, Inc.
6.00%, 1/15/2027(a) 405,000 422,212
5.50%, 8/15/2028(a) 500,000 508,125
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(a) 485,000 481,363
1,411,700
Trading Companies & Distributors 0.4%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(a) 455,000 453,863
United Rentals North
America, Inc., 3.75%,
1/15/2032 135,000 135,000
588,863
50,402,581
Total Corporate Bonds
(cost $82,995,142) 84,258,227
Foreign Government Securities 3.1%
MEXICO 1.3%
United Mexican States,
4.28%, 8/14/2041 1,815,000 1,926,822
QATAR 1.0%
State of Qatar, 4.82%,
3/14/2049 (a) 1,135,000 1,476,690
UNITED ARAB EMIRATES 0.8%
United Arab Emirates
Government Bond,
3.88%, 4/16/2050 (a) 1,000,000 1,163,730
Total Foreign Government Securities
(cost $4,064,940) 4,567,242

26 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Common Stock 0.2%
Shares Value ($)
UNITED STATES 0.2%
Energy Equipment & Services 0.2%
FTS International, Inc.,
Class A * 18,426 360,044
Total Common Stock
(cost $347,330) 360,044
Loan Participations 2.8%
Principal
Amount ($)
UNITED STATES 2.8%
Airlines 0.6%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 8.00%), 9.00%,
12/31/2021 ∞(e) 955,000 960,969
Hotels, Restaurants & Leisure 1.9%
Enterprise Development
Authority, Term Loan,
(ICE LIBOR USD 1
Month + 4.25%), 5.00%,
2/28/2028 (e) 997,375 997,375
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 1,535,800 1,670,182
Spectacle Gary, Delayed
Draw Term Loan, (ICE
LIBOR USD 1 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 111,300 121,039
2,788,596
0
Specialty Retail 0.3%
Petco Health & Wellness
Co., Inc., (ICE LIBOR
USD 3 Month + 3.25%),
4.00%, 3/3/2028 (e) 458,850 456,698
Total Loan Participations
(cost $4,013,882)
4,206,263
Convertible Bonds 2.8%
Airlines 1.3%
Air Canada, 4.00%,
07/01/25 803,000 1,224,946
Spirit Airlines, Inc., 1.00%,
05/15/26 733,000 685,795
1,910,741
Equity Real Estate Investment Trusts (REITs) 0.1%
Summit Hotel Properties,
Inc., 1.50%, 02/15/26 115,000 117,012
Hotels, Restaurants & Leisure 0.6%
DraftKings , Inc., –%,
03/15/28 (a) 1,019,000 893,154
Convertible Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0.2%
Tricida , Inc., 3.50%,
05/15/27 715,000 270,914
Semiconductors & Semiconductor Equipment 0.6%
Enphase Energy, Inc., –%,
03/01/28 (a) 927,000 937,197
Total Convertible Bond
(cost  $4,261,127) 4,129,018
Convertible Preferred Stock 1.1%
Banks 1.1%
Wells Fargo & Co., 7.50%, 1,068 1,615,361
Total Convertible Preferred Stock
(cost  $1,533,999) 1,615,361
Total Investments
(cost $134,422,211) — 93.2% 138,345,663
Other assets in excess of liabilities — 6.8% 10,112,541
NET ASSETS — 100.0%
$ 148,458,204
* Denotes a non-income producing security.
∞ Fair valued security.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2021 was $104,007,795 which
represents 70.06% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
July 31, 2021.
(c) Security in default.
(d) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2021. The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2021.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate

Nationwide Amundi Strategic Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 27
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

28 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of July 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.92 USD 55,000,000 (5,015,808) (349,194) (5,365,002)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.50 USD 30,000,000 (690,467) (63,391) (753,858)
(5,706,275) (412,585) (6,118,860)
As of July 31, 2021, the Fund had $3,307,561 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of July 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 10,001,017 EUR 8,474,985 Brown Brothers Harriman Co. 8/16/2021 (55,007)
USD 1,122,132 EUR 950,000 Morgan Stanley Co., Inc. 8/16/2021 (5,094)
USD 510,880 GBP 370,000 JPMorgan Chase Bank 8/16/2021 (3,435)
Total unrealized depreciation (63,536)
Net unrealized depreciation (63,536)
Currency:
EUR Euro
GBP British pound
USD United States dollar

Nationwide Amundi Strategic Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 29
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note 34 9/2021 USD 4,571,406 74,015
74,015
Short Contracts
Euro- Bobl (10) 9/2021 EUR (1,605,708) (16,515)
Euro-Bund (23) 9/2021 EUR (4,817,492) (137,082)
U.S. Treasury 2 Year Note (30) 9/2021 USD (6,619,687) (779)
U.S. Treasury 5 Year Note (105) 9/2021 USD (13,066,758) (92,827)
U.S. Treasury 10 Year Ultra Note (111) 9/2021 USD (16,677,750) (610,241)
U.S. Treasury Long Bond (9) 9/2021 USD (1,482,469) (78,490)
U.S. Treasury Ultra Bond (59) 9/2021 USD (11,772,344) (758,828)
USD 10 Year Interest Rate Swap (27) 9/2021 USD (2,620,687) (69,044)
(1,763,806)
(1,689,791)
As of July 31, 2021, the Fund had $874,296 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

30 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Amundi Strategic Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward
foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the nine months ended July
31, 2021 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses upon maturity or
termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,323,132 $ – $ 9,323,132
Collateralized Mortgage Obligations – 20,981,509 – 20,981,509
Commercial Mortgage-Backed Securities – 8,904,867 – 8,904,867
Common Stock 360,044 – – 360,044
Convertible Bonds – 4,129,018 – 4,129,018
Convertible Preferred Stock 1,615,361 – – 1,615,361
Corporate Bonds – 84,258,227 – 84,258,227
Foreign Government Securities – 4,567,242 – 4,567,242
Futures Contracts 74,015 – – 74,015
Loan Participations – 4,206,263 – 4,206,263
Total Assets $ 2,049,420 $ 136,370,258 $ – $ 138,419,678
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (412,585) $ – $ (412,585)
Forward Foreign Currency Contracts – (63,536) – (63,536)
Futures Contracts (1,763,806) – – (1,763,806)
Total Liabilities $ (1,763,806) $ (476,121) $ – $ (2,239,927)
Total $ 285,614 $ 135,894,137 $ – $ 136,179,751
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

32 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Amundi Strategic Income Fund
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of
default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2021 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Nationwide Amundi Strategic Income Fund - July 31, 2021 (Unaudited) - Statement of Investments - 33
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 74,015
Total $ 74,015
Liabilities:
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts (412,585)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (63,536)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (1,763,806)
Total $ (2,239,927)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks 98.1%
Shares Value ($)
ARGENTINA 0.4%
Internet & Direct Marketing Retail 0.4%
MercadoLibre , Inc. * 500 784,350
AUSTRALIA 5.1%
Banks 0.4%
National Australia Bank Ltd. 40,000 761,659
Biotechnology 0.4%
CSL Ltd. 4,000 849,159
Commercial Services & Supplies 0.5%
Brambles Ltd. 120,000 1,025,328
Food & Staples Retailing 0.4%
Woolworths Group Ltd. 33,000 943,021
Metals & Mining 2.8%
BHP Group Ltd. 65,000 2,547,292
BHP Group plc 50,000 1,623,810
Rio Tinto plc 20,000 1,704,458
5,875,560
Multiline Retail 0.6%
Wesfarmers Ltd. 30,000 1,348,004
10,802,731
BRAZIL 0.4%
Metals & Mining 0.4%
Vale SA, ADR 40,000 840,800
CANADA 2.1%
Auto Components 0.6%
Magna International, Inc. 15,000 1,257,615
Banks 0.4%
Canadian Imperial Bank of
Commerce 8,000 930,234
Chemicals 0.3%
Nutrien Ltd. 10,000 594,582
Diversified Telecommunication Services 0.5%
BCE, Inc. 22,000 1,098,060
Insurance 0.3%
Sun Life Financial, Inc. 12,000 625,008
4,505,499
CHINA 3.8%
Automobiles 0.3%
BYD Co. Ltd., Class H (a) 23,000 708,483
Banks 0.4%
China Construction Bank
Corp., Class H 1,100,000 767,953
Food Products 0.8%
Tingyi Cayman Islands
Holding Corp. 300,000 542,293
Wilmar International Ltd. 378,736 1,216,954
1,759,247
Gas Utilities 0.4%
ENN Energy Holdings Ltd. 40,000 838,044
Interactive Media & Services 0.8%
Baidu, Inc., ADR * 4,000 656,040
Tencent Holdings Ltd. 17,500 1,079,948
1,735,988
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd.,
ADR * 6,000 1,171,140
Semiconductors & Semiconductor Equipment 0.5%
NXP Semiconductors NV 5,000 1,031,950
8,012,805
COLOMBIA 0.1%
Banks 0.1%
Grupo Aval Acciones y
Valores SA, ADR 60,000 313,200
DENMARK 2.4%
Air Freight & Logistics 0.6%
DSV PANALPINA A/S 5,000 1,217,982
Electric Utilities 0.4%
Orsted A/S Reg. S (b) 6,000 892,354
Marine 0.7%
AP Moller - Maersk A/S,
Class B 500 1,387,763
Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B 17,000 1,574,677
5,072,776
FINLAND 0.8%
Machinery 0.5%
Kone OYJ, Class B 12,000 993,726
Multiline Retail 0.3%
Tokmanni Group Corp. 25,000 722,266
1,715,992
FRANCE 8.9%
Banks 0.9%
BNP Paribas SA 15,000 912,581
Credit Agricole SA 75,000 1,043,205
1,955,786
Chemicals 1.1%
Air Liquide SA 13,000 2,259,895
Construction & Engineering 0.5%
Bouygues SA 30,000 1,157,067
Food & Staples Retailing 0.3%
Carrefour SA 38,000 706,303
Oil, Gas & Consumable Fuels 0.6%
TotalEnergies SE 30,000 1,308,164
Personal Products 1.3%
L'Oreal SA 6,000 2,748,395
Pharmaceuticals 0.5%
Sanofi 10,000 1,030,481
Professional Services 0.5%
Teleperformance 2,500 1,054,915
Textiles, Apparel & Luxury Goods 3.2%
Hermes International 900 1,377,165
Kering SA 2,000 1,795,816

Nationwide Bailard International Equities Fund - July 31, 2021 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
FRANCE
Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis
Vuitton SE 4,500 3,601,164
6,774,145
18,995,151
GERMANY 7.5%
Air Freight & Logistics 1.1%
Deutsche Post AG
(Registered) 33,000 2,234,907
Automobiles 1.1%
Daimler AG (Registered) 12,000 1,072,006
Porsche Automobil Holding
SE (Preference) 13,000 1,407,517
2,479,523
Chemicals 0.8%
BASF SE 23,000 1,807,236
Construction Materials 0.6%
HeidelbergCement AG 15,000 1,330,996
Industrial Conglomerates 0.7%
Siemens AG (Registered) 9,000 1,405,153
Insurance 0.4%
Allianz SE (Registered) 3,000 747,131
Internet & Direct Marketing Retail 0.5%
Zalando SE Reg. S *(b) 10,000 1,112,338
Multi-Utilities 0.9%
E.ON SE 150,000 1,845,378
Pharmaceuticals 0.5%
Merck KGaA 5,000 1,024,400
Software 0.9%
SAP SE 13,000 1,864,538
15,851,600
HONG KONG 3.5%
Capital Markets 0.7%
Hong Kong Exchanges &
Clearing Ltd. 22,000 1,405,690
Diversified Telecommunication Services 0.5%
HKT Trust & HKT Ltd. 750,000 1,019,349
Food Products 0.4%
WH Group Ltd. Reg. S (b) 1,100,000 912,528
Industrial Conglomerates 0.6%
Jardine Matheson Holdings
Ltd. 20,000 1,188,455
Insurance 0.7%
AIA Group Ltd. 130,000 1,559,397
Real Estate Management & Development 0.6%
CK Asset Holdings Ltd. 200,000 1,363,777
7,449,196
HUNGARY 0.8%
Banks 0.5%
OTP Bank Nyrt . * 20,000 1,078,545
Common Stocks
Shares Value ($)
HUNGARY
Pharmaceuticals 0.3%
Richter Gedeon Nyrt . 26,000 713,884
1,792,429
INDIA 1.6%
Banks 0.3%
ICICI Bank Ltd., ADR 30,000 557,700
IT Services 1.3%
Infosys Ltd., ADR 75,000 1,659,000
Wipro Ltd., ADR 130,000 1,082,900
2,741,900
3,299,600
IRELAND 0.4%
Construction Materials 0.4%
CRH plc 18,000 897,064
ISRAEL 0.5%
Software 0.5%
Check Point Software
Technologies Ltd. * 8,000 1,016,800
ITALY 1.6%
Banks 0.3%
Intesa Sanpaolo SpA 200,000 552,318
Electric Utilities 0.8%
Enel SpA 200,000 1,846,757
Electrical Equipment 0.5%
Prysmian SpA 28,000 1,004,658
3,403,733
JAPAN 20.7%
Auto Components 0.4%
Bridgestone Corp. 20,900 919,892
Automobiles 2.4%
Honda Motor Co. Ltd. 35,000 1,119,626
Suzuki Motor Corp. 25,000 1,017,461
Toyota Motor Corp. 20,000 1,796,149
Yamaha Motor Co. Ltd. 35,000 875,747
4,808,983
Banks 0.9%
Mitsubishi UFJ Financial
Group, Inc. 200,000 1,059,652
Sumitomo Mitsui Financial
Group, Inc. 25,000 842,699
1,902,351
Building Products 0.5%
Daikin Industries Ltd. 5,000 1,039,370
Chemicals 0.9%
Mitsui Chemicals, Inc. 35,000 1,117,808
Shin-Etsu Chemical Co. Ltd. 5,000 815,853
1,933,661
Construction & Engineering 0.2%
Obayashi Corp. 60,000 493,366
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 40,000 1,024,848

36 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities 0.2%
Kansai Electric Power Co.,
Inc. (The) 50,000 473,132
Electrical Equipment 1.0%
Mitsubishi Electric Corp. 110,000 1,489,041
Nidec Corp. 5,000 561,809
2,050,850
Electronic Equipment, Instruments & Components 1.0%
Keyence Corp. 1,500 835,236
Murata Manufacturing Co.
Ltd. 15,000 1,243,825
2,079,061
Entertainment 0.6%
Nintendo Co. Ltd. 2,500 1,288,089
Food & Staples Retailing 0.6%
Seven & i Holdings Co. Ltd. 27,000 1,203,345
Health Care Equipment & Supplies 1.1%
Hoya Corp. 9,000 1,270,720
Olympus Corp. 55,000 1,132,558
2,403,278
Health Care Technology 0.2%
M3, Inc. 8,000 524,042
Household Durables 1.7%
Panasonic Corp. 110,000 1,317,556
Sekisui Chemical Co. Ltd. 40,000 690,190
Sony Group Corp. 13,000 1,356,955
3,364,701
Household Products 0.2%
Unicharm Corp. 12,000 481,277
Industrial Conglomerates 0.5%
Hitachi Ltd. 20,000 1,148,613
Insurance 0.3%
Tokio Marine Holdings, Inc. 13,000 620,205
IT Services 1.2%
Fujitsu Ltd. 7,000 1,189,117
NEC Corp. 25,000 1,271,155
2,460,272
Machinery 0.4%
Komatsu Ltd. 33,000 860,397
Personal Products 0.4%
Kao Corp. 15,000 901,819
Pharmaceuticals 1.0%
Astellas Pharma, Inc. 70,000 1,114,924
Takeda Pharmaceutical Co.
Ltd. 33,000 1,096,980
2,211,904
Professional Services 0.9%
Recruit Holdings Co. Ltd. 35,000 1,809,986
Semiconductors & Semiconductor Equipment 0.9%
Advantest Corp. 11,000 976,055
Tokyo Electron Ltd. 2,500 1,030,038
2,006,093
Specialty Retail 0.5%
Fast Retailing Co. Ltd. 1,700 1,153,405
Common Stocks
Shares Value ($)
JAPAN
Tobacco 0.2%
Japan Tobacco, Inc. 25,000 488,897
Trading Companies & Distributors 0.6%
ITOCHU Corp. 40,000 1,191,714
Wireless Telecommunication Services 1.4%
KDDI Corp. 27,000 823,989
SoftBank Corp. 63,000 823,158
SoftBank Group Corp. 20,000 1,256,904
2,904,051
43,747,602
NETHERLANDS 7.8%
Banks 0.8%
ING Groep NV 140,000 1,792,775
Capital Markets 0.5%
Euronext NV Reg. S (b) 10,000 1,111,961
Chemicals 0.8%
Akzo Nobel NV 13,000 1,607,596
Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize
NV 55,000 1,710,104
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV 13,263 611,708
IT Services 0.4%
Adyen NV Reg. S *(b) 300 816,846
Oil, Gas & Consumable Fuels 0.3%
Royal Dutch Shell plc, Class
B 30,000 592,106
Professional Services 1.6%
Randstad NV 15,000 1,089,061
Wolters Kluwer NV 20,000 2,281,322
3,370,383
Semiconductors & Semiconductor Equipment 2.3%
ASML Holding NV
(Registered), NYRS 6,500 4,983,811
16,597,290
NORWAY 0.6%
Metals & Mining 0.6%
Norsk Hydro ASA 200,000 1,330,509
PERU 0.2%
Metals & Mining 0.2%
Southern Copper Corp. 8,000 525,120
RUSSIA 1.2%
Banks 0.4%
Sberbank of Russia PJSC,
ADR 55,000 915,537
Metals & Mining 0.3%
Severstal PAO, GDR Reg. S 30,000 738,624
Oil, Gas & Consumable Fuels 0.5%
LUKOIL PJSC, ADR 11,000 942,760
2,596,921
SINGAPORE 1.7%
Banks 1.3%
DBS Group Holdings Ltd. 65,000 1,458,707

Nationwide Bailard International Equities Fund - July 31, 2021 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
SINGAPORE
Banks
Oversea-Chinese Banking
Corp. Ltd. 150,000 1,357,197
2,815,904
Real Estate Management & Development 0.4%
CapitaLand Ltd. * 300,000 892,701
3,708,605
SOUTH AFRICA 0.9%
Metals & Mining 0.9%
Anglo American plc 45,000 1,993,546
SOUTH KOREA 2.4%
Banks 0.4%
KB Financial Group, Inc. 20,000 888,463
Chemicals 0.3%
LG Chem Ltd. 800 586,707
Interactive Media & Services 0.5%
NAVER Corp. 3,000 1,132,775
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd. 25,000 1,709,602
Wireless Telecommunication Services 0.4%
SK Telecom Co. Ltd. 3,000 785,179
5,102,726
SPAIN 1.7%
Banks 1.1%
Banco Bilbao Vizcaya
Argentaria SA 160,000 1,026,262
Banco Santander SA 350,000 1,280,440
2,306,702
Diversified Telecommunication Services 0.6%
Telefonica SA 280,000 1,284,435
3,591,137
SWEDEN 3.2%
Communications Equipment 0.8%
Telefonaktiebolaget LM
Ericsson, Class B 150,000 1,729,463
Diversified Financial Services 0.3%
Investor AB, Class B 30,000 743,194
Household Durables 0.7%
Husqvarna AB, Class B 100,000 1,398,329
Machinery 1.4%
Alfa Laval AB 40,000 1,671,966
Volvo AB, Class B 50,000 1,179,210
2,851,176
6,722,162
SWITZERLAND 5.3%
Capital Markets 0.5%
UBS Group AG (Registered) 60,000 989,323
Construction Materials 0.4%
Holcim Ltd. * 16,000 937,999
Food Products 1.2%
Nestle SA (Registered) 20,000 2,534,271
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance 0.5%
Swiss Life Holding AG
(Registered) 2,000 1,033,024
Pharmaceuticals 1.6%
Novartis AG (Registered) 8,000 739,967
Roche Holding AG 7,000 2,706,917
3,446,884
Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics NV 20,000 819,122
Technology Hardware, Storage & Peripherals 0.7%
Logitech International SA
(Registered) 14,000 1,530,443
11,291,066
TAIWAN 2.3%
Electronic Equipment, Instruments & Components 0.5%
Delta Electronics, Inc. 100,000 1,029,219
Entertainment 0.5%
Sea Ltd., ADR * 3,500 966,560
Semiconductors & Semiconductor Equipment 1.3%
MediaTek , Inc. 18,000 585,292
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 20,000 2,332,800
2,918,092
4,913,871
UNITED KINGDOM 7.3%
Banks 0.7%
Barclays plc 400,000 969,431
Standard Chartered plc 100,000 599,051
1,568,482
Beverages 0.5%
Diageo plc 22,000 1,091,436
Household Durables 0.4%
Persimmon plc 20,000 806,779
Industrial Conglomerates 0.7%
CK Hutchison Holdings Ltd. 200,000 1,462,671
Insurance 1.0%
Direct Line Insurance Group
plc 220,000 908,401
Phoenix Group Holdings plc 70,000 660,675
Prudential plc 30,000 563,895
2,132,971
Oil, Gas & Consumable Fuels 0.9%
BP plc 500,000 2,004,654
Personal Products 1.1%
Unilever plc 40,000 2,303,377
Pharmaceuticals 1.3%
AstraZeneca plc, ADR (a) 27,000 1,545,481
GlaxoSmithKline plc 55,000 1,086,830
2,632,311
Professional Services 0.7%
RELX plc 50,000 1,468,692
15,471,373

38 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
UNITED STATES 2.9%
Automobiles 0.9%
Stellantis NV 104,519 2,006,527
Electrical Equipment 0.9%
Schneider Electric SE 11,000 1,843,206
IT Services 0.3%
Globant SA * 3,000 717,480
Trading Companies & Distributors 0.8%
Ferguson plc 12,000 1,682,194
6,249,407
Total Common Stocks
(cost $158,187,764) 208,595,061
Exchange Traded Fund 0.6%
UNITED STATES 0.6%
VanEck Vectors Vietnam ETF
(a) 70,000 1,368,500
Total Exchange Traded Fund
(cost $1,268,749) 1,368,500
Short-Term Investment 0.7%
Money Market Fund 0.7%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 1,438,552 1,438,552
Total Short-Term Investment
(cost $1,438,552) 1,438,552
Total Investments
(cost $160,895,065)   — 99.4% 211,402,113
Other assets in excess of liabilities — 0.6% 1,271,865
NET ASSETS — 100.0%
$ 212,673,978
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $2,675,702, which was collateralized by
cash used to purchase a money market fund with a total
value of $1,438,552 and by $1,359,555 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
9/30/2021 – 11/15/2049; a total value of $2,798,107.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$4,846,027 which represents 2.28% of net assets.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $1,438,552.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide Bailard International Equities Fund - July 31, 2021 (Unaudited) - Statement of Investments - 39
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

40 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bailard International Equities Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 3,452,889 $ – $ 3,452,889
Auto Components 1,257,615 919,892 – 2,177,507
Automobiles – 10,003,516 – 10,003,516
Banks 1,801,134 17,306,475 – 19,107,609
Beverages – 1,091,436 – 1,091,436
Biotechnology – 849,159 – 849,159
Building Products – 1,039,370 – 1,039,370
Capital Markets – 3,506,974 – 3,506,974
Chemicals 594,582 8,195,095 – 8,789,677
Commercial Services & Supplies – 1,025,328 – 1,025,328
Communications Equipment – 1,729,463 – 1,729,463
Construction & Engineering – 1,650,433 – 1,650,433
Construction Materials – 3,166,059 – 3,166,059
Diversified Financial Services – 743,194 – 743,194
Diversified Telecommunication Services 1,098,060 3,328,632 – 4,426,692
Electric Utilities – 3,212,243 – 3,212,243
Electrical Equipment – 4,898,714 – 4,898,714
Electronic Equipment, Instruments &
Components – 3,108,280 – 3,108,280
Entertainment 966,560 1,288,089 – 2,254,649
Food & Staples Retailing – 4,562,773 – 4,562,773
Food Products – 5,206,046 – 5,206,046
Gas Utilities – 838,044 – 838,044
Health Care Equipment & Supplies – 3,014,986 – 3,014,986
Health Care Technology – 524,042 – 524,042
Household Durables – 5,569,809 – 5,569,809
Household Products – 481,277 – 481,277
Industrial Conglomerates – 5,204,892 – 5,204,892
Insurance 625,008 6,092,728 – 6,717,736
Interactive Media & Services 656,040 2,212,723 – 2,868,763
Internet & Direct Marketing Retail 1,955,490 1,112,338 – 3,067,828
IT Services 3,459,380 3,277,118 – 6,736,498
Machinery – 4,705,299 – 4,705,299
Marine – 1,387,763 – 1,387,763
Metals & Mining 1,365,920 9,938,239 – 11,304,159
Multiline Retail – 2,070,270 – 2,070,270
Multi-Utilities – 1,845,378 – 1,845,378
Oil, Gas & Consumable Fuels – 4,847,684 – 4,847,684
Personal Products – 5,953,591 – 5,953,591
Pharmaceuticals 1,545,481 11,089,060 – 12,634,541
Professional Services – 7,703,976 – 7,703,976
Real Estate Management & Development – 2,256,478 – 2,256,478
Semiconductors & Semiconductor
Equipment 8,348,561 3,410,507 – 11,759,068
Software 1,016,800 1,864,538 – 2,881,338
Specialty Retail – 1,153,405 – 1,153,405
Technology Hardware, Storage &
Peripherals – 3,240,045 – 3,240,045
Textiles, Apparel & Luxury Goods – 6,774,145 – 6,774,145
Tobacco – 488,897 – 488,897
Trading Companies & Distributors – 2,873,908 – 2,873,908
Wireless Telecommunication Services – 3,689,230 – 3,689,230
Total Common Stocks $ 24,690,631 $ 183,904,430 $ – $ 208,595,061
Exchange Traded Fund 1,368,500 – – 1,368,500
Short-Term Investment 1,438,552 – – 1,438,552
Total $ 27,497,683 $ 183,904,430 $ – $ 211,402,113
Amounts design ated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Bailard International Equities Fund - July 31, 2021 (Unaudited) - Statement of Investments - 41
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

42 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds 31.0%
Principal
Amount ($) Value ($)
BRAZIL 3.2%
Chemicals 0.6%
Braskem Netherlands
Finance BV, 4.50%,
1/31/2030(a) 420,000 443,100
Energy Equipment & Services 0.3%
Guara Norte Sarl , 5.20%,
6/15/2034(a) 245,573 252,866
Health Care Providers & Services 0.4%
Rede D'or Finance Sarl ,
4.50%, 1/22/2030(a) 296,000 301,553
Internet & Direct Marketing Retail 0.3%
B2W Digital Lux Sarl ,
4.38%, 12/20/2030(a) 200,000 200,252
Marine 0.5%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 200,000 203,000
MV24 Capital BV, Reg. S,
6.75%, 6/1/2034 186,754 202,464
405,464
Oil, Gas & Consumable Fuels 0.5%
Petrobras Global Finance
BV, 5.60%, 1/3/2031 340,000 378,420
Paper & Forest Products 0.6%
Suzano Austria GmbH,
5.00%, 1/15/2030 383,000 433,747
2,415,402
CHILE 0.3%
Construction & Engineering 0.3%
ATP Tower Holdings LLC,
4.05%, 4/27/2026(a) 210,000 215,670
CHINA 2.5%
Automobiles 1.0%
Geely Automobile Holdings
Ltd., Reg. S, 3.63%,
1/25/2023 700,000 719,394
Internet & Direct Marketing Retail 0.2%
Prosus NV, 4.03%,
8/3/2050(a) 200,000 192,335
Real Estate Management & Development 1.3%
China Aoyuan Group Ltd.,
Reg. S, 6.35%, 2/8/2024 350,000 318,671
CIFI Holdings Group Co.
Ltd., Reg. S, 6.55%,
3/28/2024 350,000 360,668
Sunac China Holdings
Ltd., Reg. S, 6.50%,
1/26/2026 309,000 271,939
951,278
1,863,007
Corporate Bonds
Principal
Amount ($) Value ($)
COLOMBIA 1.2%
Banks 0.6%
Grupo Aval Ltd., 4.38%,
2/4/2030(a) 440,000 434,929
Oil, Gas & Consumable Fuels 0.6%
Transportadora de Gas
Internacional SA ESP,
5.55%, 11/1/2028(a) 400,000 448,004
882,933
DOMINICAN REPUBLIC 0.3%
Electric Utilities 0.3%
AES Andres BV, 5.70%,
5/4/2028(a) 211,000 217,857
ECUADOR 0.5%
Construction & Engineering 0.5%
International Airport
Finance SA, 12.00%,
3/15/2033(a) 356,173 386,448
GEORGIA 1.3%
Banks 0.5%
Bank of Georgia JSC,
Reg. S, 6.00%,
7/26/2023 351,000 370,305
Capital Markets 0.3%
Georgia Capital JSC,
6.13%, 3/9/2024(a) 243,000 245,430
Electric Utilities 0.5%
Georgia Global
Utilities JSC, 7.75%,
7/30/2025(a) 340,000 361,979
977,714
GUATEMALA 0.2%
Banks 0.2%
Banco Industrial SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.44%), 4.88%,
1/29/2031(a)(b) 164,000 169,740
INDIA 1.3%
Diversified Financial Services 0.7%
REC Ltd., Reg. S, 4.63%,
3/22/2028 493,000 537,862
Electric Utilities 0.6%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 281,000 282,857
India Green Power
Holdings, 4.00%,
2/22/2027(a) 220,000 219,450
502,307
1,040,169

Nationwide Emerging Markets Debt Fund - July 31, 2021 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
INDONESIA 1.9%
Banks 0.4%
Bank Mandiri Persero
Tbk . PT, Reg. S, 3.75%,
4/11/2024 337,000 356,803
Diversified Telecommunication Services 0.5%
Tower Bersama
Infrastructure Tbk .
PT, Reg. S, 2.75%,
1/20/2026 354,000 356,655
Electric Utilities 0.4%
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 6.25%,
1/25/2049(a) 265,000 335,888
Oil, Gas & Consumable Fuels 0.6%
Medco Oak Tree Pte.
Ltd., Reg. S, 7.38%,
5/14/2026 461,000 488,660
1,538,006
ISRAEL 1.3%
Oil, Gas & Consumable Fuels 0.4%
Energean Israel Finance
Ltd., Reg. S, 4.88%,
3/30/2026(a) 297,000 303,594
Pharmaceuticals 0.9%
Teva Pharmaceutical
Finance Netherlands III
BV, 6.00%, 4/15/2024 656,000 688,301
991,895
KAZAKHSTAN 1.2%
Banks 0.7%
Development Bank of
Kazakhstan JSC,
10.95%, 5/6/2026(a) KZT 223,000,000 521,319
Oil, Gas & Consumable Fuels 0.5%
KazMunayGas National
Co. JSC, Reg. S, 4.75%,
4/19/2027 330,000 375,606
896,925
KUWAIT 0.3%
Chemicals 0.3%
MEGlobal Canada
ULC, Reg. S, 5.00%,
5/18/2025 220,000 245,894
MEXICO 6.2%
Banks 0.6%
BBVA Bancomer SA, Reg.
S, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.13%,
1/18/2033(b) 420,000 434,196
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Chemicals 0.3%
Orbia Advance Corp. SAB
de CV, Reg. S, 5.88%,
9/17/2044 200,000 247,130
Construction Materials 0.3%
Cemex SAB de CV,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.53%), 5.13%,
6/08/2026(a)(b)(c) 200,000 209,962
Consumer Finance 0.3%
Unifin Financiera SAB de
CV, 9.88%, 1/28/2029(a) 227,000 224,162
Equity Real Estate Investment Trusts (REITs) 0.6%
Trust Fibra Uno, Reg. S,
6.95%, 1/30/2044 375,000 462,975
Oil, Gas & Consumable Fuels 3.6%
Petroleos Mexicanos
Reg. S, 7.19%,
9/12/2024 MXN 11,891,200 568,578
6.75%, 9/21/2047 965,000 862,613
6.35%, 2/12/2048 1,012,000 864,987
Petroleos Mexicanos ,
Series 14-2, 7.47%,
11/12/2026 MXN 9,600,000 431,623
2,727,801
Wireless Telecommunication Services 0.5%
Sixsigma Networks Mexico
SA de CV, 7.50%,
5/2/2025(a) 377,000 354,418
4,660,644
MOROCCO 0.2%
Specialty Retail 0.2%
Vivo Energy Investments
BV, 5.13%, 9/24/2027(a) 176,000 187,000
NIGERIA 1.4%
Banks 0.6%
First Bank of Nigeria Ltd.,
8.63%, 10/27/2025(a) 400,000 433,109
Construction & Engineering 0.8%
IHS Netherlands Holdco
BV, 7.13%, 3/18/2025(a) 580,000 600,300
1,033,409
PANAMA 0.7%
Media 0.4%
Cable Onda SA, 4.50%,
1/30/2030(a) 283,000 298,423
Oil, Gas & Consumable Fuels 0.3%
UEP Penonome II SA,
6.50%, 10/1/2038(a) 197,194 203,603
502,026

44 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds
Principal
Amount ($) Value ($)
PERU 0.8%
Oil, Gas & Consumable Fuels 0.3%
Petroleos del Peru SA,
5.63%, 6/19/2047(a) 200,000 206,500
Specialty Retail 0.5%
InRetail Consumer, 3.25%,
3/22/2028(a) 360,000 351,767
558,267
RUSSIA 1.3%
Banks 0.5%
Sovcombank , Reg. S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025(b)(c) 400,000 412,920
Consumer Finance 0.8%
GTLK Europe DAC, Reg.
S, 5.13%, 5/31/2024 540,000 575,100
988,020
SAUDI ARABIA 0.4%
Real Estate Management & Development 0.4%
Dar Al- Arkan Sukuk Co.
Ltd., Reg. S, 6.75%,
2/15/2025 290,000 300,521
SINGAPORE 0.5%
Oil, Gas & Consumable Fuels 0.5%
Puma International
Financing SA, 5.00%,
1/24/2026(a) 404,000 404,000
SOUTH AFRICA 1.0%
Diversified Telecommunication Services 0.7%
Liquid Telecommunications
Financing plc, 5.50%,
9/4/2026(a) 565,000 583,023
Electric Utilities 0.3%
Eskom Holdings SOC
Ltd., Reg. S, 7.13%,
2/11/2025 200,000 210,024
793,047
TANZANIA, UNITED REPUBLIC OF 0.4%
Machinery 0.4%
HTA Group Ltd., 7.00%,
12/18/2025(a) 273,000 288,698
TUNISIA 1.1%
Banks 1.1%
Banque Centrale de
Tunisie International
Bond
6.75%, 10/31/2023(a) EUR 708,000 742,105
Reg. S, 5.63%,
2/17/2024 EUR 100,000 101,429
843,534
Corporate Bonds
Principal
Amount ($) Value ($)
UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 8.50%,
4/23/2026(a) 338,000 382,577
UNITED ARAB EMIRATES 1.0%
Diversified Financial Services 0.5%
ICD Sukuk Co. Ltd., Reg.
S, 5.00%, 2/1/2027 370,000 408,631
Oil, Gas & Consumable Fuels 0.5%
Galaxy Pipeline Assets
Bidco Ltd., 2.63%,
3/31/2036(a) 364,000 360,506
769,137
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Petroleos de Venezuela
SA, Reg. S, 5.50%,
4/12/2037(d) 560,000 23,800
Total Corporate Bonds
(cost $22,788,611) 23,576,340
Foreign Government Securities 65.9%
ANGOLA 0.9%
Republic of Angola
Reg. S, 9.50%,
11/12/2025 300,000 330,748
Reg. S, 9.38%, 5/8/2048 318,000 333,105
663,853
ARGENTINA 2.0%
Argentine Republic
1.00%, 7/9/2029 154,204 59,137
0.50%, 7/9/2030 (e) 758,991 275,893
1.13%, 7/9/2035 (e) 1,390,528 448,459
2.00%, 1/9/2038 (e) 192,079 76,064
1.13%, 7/9/2046 (e) 2,045,730 685,524
1,545,077
ARMENIA 1.0%
Republic of Armenia
Reg. S, 7.15%,
3/26/2025 248,000 281,480
3.95%, 9/26/2029 (a) 470,000 465,300
746,780
BAHAMAS 1.8%
Commonwealth of the
Bahamas
6.00%, 11/21/2028 (a) 1,000,000 978,510
8.95%, 10/15/2032 (a) 350,000 384,020
1,362,530
BAHRAIN 0.5%
Kingdom of Bahrain, Reg.
S, 7.00%, 1/26/2026 330,000 369,816

Nationwide Emerging Markets Debt Fund - July 31, 2021 (Unaudited) - Statement of Investments - 45
Foreign Government Securities
Principal
Amount ($) Value ($)
BARBADOS 0.1%
Barbados Government
Bond, Reg. S, 6.50%,
10/1/2029 90,200 90,651
BELARUS 0.8%
Republic of Belarus
Ministry of Finance,
5.88%, 2/24/2026 (a) 650,000 603,622
BELIZE 0.3%
Belize Government
Bond, Reg. S, 4.94%,
2/20/2034 (e) 465,852 190,068
BENIN 1.1%
Benin Government Bond
4.88%, 1/19/2032 (a) EUR 634,000 743,912
6.88%, 1/19/2052 (a) 100,000 121,828
865,740
BRAZIL 5.3%
Notas do Tesouro Nacional
10.00%, 1/1/2029 BRL 13,981,000 2,780,996
10.00%, 1/1/2031 6,431,000 1,267,630
4,048,626
CAMEROON 0.5%
Republic of Cameroon,
5.95%, 7/7/2032 (a) EUR 320,000 374,018
CHILE 1.6%
Bonos de la Tesoreria de
la Republica en pesos,
Reg. S, 4.70%, 9/1/2030
(a) CLP 440,000,000 592,004
BTU Co., Inc., 1.90%,
9/1/2030 491,016,900 662,538
1,254,542
COLOMBIA 1.6%
Titulos de Tesoreria
7.50%, 8/26/2026 COP 716,500,000 196,400
7.00%, 6/30/2032 4,119,900,000 1,037,964
1,234,364
CZECH REPUBLIC 0.9%
Czech Republic
Reg. S, 1.00%,
6/26/2026 CZK 6,820,000 308,462
1.50%, 4/24/2040 8,240,000 347,785
656,247
DOMINICAN REPUBLIC 1.1%
Dominican Republic
Government Bond
Reg. S, 5.95%,
1/25/2027 544,000 611,189
5.30%, 1/21/2041 (a) 211,000 213,954
825,143
ECUADOR 0.6%
Republic of Ecuador
0.00%, 7/31/2030 (a) 106,139 58,643
0.50%, 7/31/2030 (a)(e) 357,333 311,777
Foreign Government Securities
Principal
Amount ($) Value ($)
ECUADOR
Republic of Ecuador
Reg. S, 0.50%,
7/31/2030 (e) 34,000 29,665
0.50%, 7/31/2035 (a)(e) 113,689 78,731
478,816
EGYPT 2.8%
Arab Republic of Egypt
5.75%, 5/29/2024 (a) 600,000 637,763
7.60%, 3/1/2029 (a) 489,000 530,467
5.63%, 4/16/2030 (a) EUR 513,000 601,791
Reg. S, 8.88%,
5/29/2050 350,000 372,439
2,142,460
EL SALVADOR 1.5%
Republic of El Salvador
Reg. S, 5.88%,
1/30/2025 535,000 479,098
Reg. S, 8.63%,
2/28/2029 737,000 691,682
1,170,780
GEORGIA 0.4%
Georgia Government
Bond, 2.75%, 4/22/2026
(a) 319,000 324,685
GHANA 1.6%
Republic of Ghana
7.75%, 4/7/2029 (a) 562,000 565,996
8.63%, 4/7/2034 (a) 423,000 427,223
8.63%, 6/16/2049 (a) 267,000 253,110
1,246,329
INDONESIA 2.9%
Republic of Indonesia
6.13%, 5/15/2028 IDR 6,096,000,000 426,785
7.00%, 9/15/2030 12,516,000,000 908,681
6.50%, 2/15/2031 12,205,000,000 856,059
2,191,525
IRAQ 1.2%
Republic of Iraq
Reg. S, 6.75%, 3/9/2023 460,000 466,610
Reg. S, 5.80%,
1/15/2028 439,563 419,782
886,392
IVORY COAST 1.1%
Republic of Cote d'Ivoire
Reg. S, 5.88%,
10/17/2031 EUR 291,000 372,514
4.88%, 1/30/2032 (a) 120,000 143,717
Reg. S, 6.88%,
10/17/2040 250,000 327,220
843,451
JORDAN 0.4%
Hashemite Kingdom of
Jordan, Reg. S, 7.38%,
10/10/2047 283,000 296,641

46 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
MALAYSIA 1.5%
Malaysia Government
Bond
3.91%, 7/15/2026 MYR 2,314,000 579,035
3.76%, 5/22/2040 2,325,000 534,056
1,113,091
MEXICO 3.3%
Mex Bonos Desarr Fix Rt ,
5.75%, 3/5/2026 MXN 50,671,800 2,472,949
MOROCCO 0.5%
Kingdom of Morocco,
1.50%, 11/27/2031 (a) EUR 341,000 381,100
NIGERIA 1.0%
Federal Republic of
Nigeria
Reg. S, 7.63%,
11/21/2025 375,000 421,238
7.14%, 2/23/2030 (a) 297,000 311,901
733,139
PAKISTAN 0.9%
Islamic Republic of
Pakistan
7.38%, 4/8/2031 (a) 246,000 247,112
Reg. S, 7.38%, 4/8/2031 200,000 200,904
8.88%, 4/8/2051 (a) 200,000 206,000
654,016
PERU 0.5%
Bonos de la Tesoreria ,
5.40%, 8/12/2034 PEN 1,790,000 374,347
QATAR 3.5%
State of Qatar
Reg. S, 4.00%,
3/14/2029 950,000 1,096,063
Reg. S, 4.82%,
3/14/2049 1,230,000 1,600,289
2,696,352
ROMANIA 1.6%
Romania Government
Bond
4.75%, 10/11/2034 RON 385,000 98,253
Reg. S, 2.75%,
4/14/2041 EUR 320,000 372,692
Reg. S, 3.38%,
1/28/2050 607,000 754,230
1,225,175
RUSSIA 3.9%
Russian Federation
7.75%, 9/16/2026 RUB 125,973,000 1,802,627
6.90%, 5/23/2029 83,459,000 1,153,247
2,955,874
SAUDI ARABIA 0.4%
Kingdom of Saudi
Arabia, Reg. S, 4.63%,
10/4/2047 270,000 322,784
Foreign Government Securities
Principal
Amount ($) Value ($)
SERBIA 1.0%
Republic of Serbia
1.50%, 6/26/2029 (a) EUR 358,000 429,035
1.65%, 3/3/2033 (a) 300,000 349,818
778,853
SOUTH AFRICA 5.1%
Republic of South Africa
8.25%, 3/31/2032 ZAR 27,346,000 1,703,640
9.00%, 1/31/2040 35,915,000 2,147,171
3,850,811
THAILAND 2.1%
Kingdom of Thailand
Reg. S, 1.25%,
3/12/2028 (f) THB 41,563,825 1,248,756
3.78%, 6/25/2032 10,456,000 383,565
1,632,321
TURKEY 1.0%
Republic of Turkey
6.13%, 10/24/2028 330,000 339,009
7.63%, 4/26/2029 400,000 440,420
779,429
UKRAINE 2.2%
Ukraine Government Bond
Reg. S, 7.75%, 9/1/2023 1,098,000 1,176,331
Reg. S, 7.38%,
9/25/2032 466,000 484,640
1,660,971
UNITED ARAB EMIRATES 1.4%
Sharjah Sukuk Program
Ltd., Reg. S, 3.23%,
10/23/2029 680,000 692,277
United Arab Emirates
Government Bond,
3.13%, 4/16/2030 (a) 349,000 382,183
1,074,460
URUGUAY 2.3%
Oriental Republic of
Uruguay
Reg. S, 8.50%,
3/15/2028 UYU 14,175,000 336,240
4.38%, 12/15/2028 (f) 53,052,103 1,442,459
1,778,699
UZBEKISTAN 1.6%
Republic of Uzbekistan
Reg. S, 4.75%,
2/20/2024 287,000 303,503
3.70%, 11/25/2030 (a) 325,000 320,634
Reg. S, 3.70%,
11/25/2030 200,000 197,314
3.90%, 10/19/2031 (a) 400,000 398,300
1,219,751

Nationwide Emerging Markets Debt Fund - July 31, 2021 (Unaudited) - Statement of Investments - 47
Foreign Government Securities
Principal
Amount ($) Value ($)
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of
Venezuela, Reg. S,
11.75%, 10/21/2026 (d) 445,000 46,280
Total Foreign Government Securities
(cost $50,313,463) 50,162,558
Total Investments
(cost $73,102,074) — 96.9% 73,738,898
Other assets in excess of liabilities — 3.1% 2,360,176
NET ASSETS — 100.0%
$ 76,099,074
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2021 was $23,003,578 which
represents 30.23% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of July 31, 2021.
(c) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on July 31,
2021. The maturity date reflects the next call date.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of July 31, 2021.
(f) Principal amounts are not adjusted for inflation.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Republic Koruna
EUR Euro
IDR Indonesian Rupiah
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysia Ringgit
PEN Peru Nuevo Sol
RON Romanian Leu
RUB Russia Ruble
THB Thailand Baht
UYU Uruguay Peso Uruguayo
ZAR South Africa Rand

48 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
Forward Foreign Currency Contracts outstanding as of July 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CNH 11,441,000 USD 1,760,927 Credit Lyonnais
**
9/15/2021 2,267
IDR 14,000,000,000 USD 953,717 Deutsche Bank Securities, Inc.
**
9/15/2021 11,275
INR 110,740,000 USD 1,474,567 Barclays Bank plc
**
9/15/2021 7,176
MXN 27,600,000 USD 1,369,923 JPMorgan Chase Bank 9/15/2021 8,335
USD 627,422 BRL 3,157,000 Deutsche Bank Securities, Inc.
**
9/15/2021 24,846
USD 1,095,290 COP 4,120,000,000 Deutsche Bank Securities, Inc.
**
9/15/2021 35,404
USD 4,557,009 EUR 3,826,592 Credit Agricole Securities USA,
Inc. 9/15/2021 13,753
USD 1,604,825 MXN 32,130,000 JPMorgan Chase Bank 9/15/2021 353
USD 97,890 PEN 385,000 Barclays Bank plc
**
9/15/2021 3,096
USD 1,323,256 PEN 5,109,000 Deutsche Bank Securities, Inc.
**
9/15/2021 65,336
USD 1,744,832 PLN 6,630,000 Credit Agricole Securities USA,
Inc. 9/15/2021 23,617
USD 2,752,358 ZAR 39,793,000 JPMorgan Chase Bank 9/15/2021 51,501
Total unrealized appreciation 246,959
CZK 64,867,057 USD 3,025,607 Barclays Bank plc 9/15/2021 (10,168)
EUR 156,500 USD 186,072 Deutsche Bank Securities, Inc. 9/15/2021 (262)
HUF 297,000,000 USD 1,002,992 Barclays Bank plc 9/15/2021 (21,716)
MXN 9,900,000 USD 496,607 Credit Agricole Securities USA,
Inc. 9/15/2021 (2,232)
THB 17,350,000 USD 539,351 Credit Agricole Securities USA,
Inc. 9/15/2021 (11,598)
USD 302,612 CZK 6,600,000 JPMorgan Chase Bank 9/15/2021 (4,199)
USD 454,867 EUR 385,000 Credit Agricole Securities USA,
Inc. 9/15/2021 (2,237)
USD 236,730 EUR 200,000 Deutsche Bank Securities, Inc. 9/15/2021 (727)
USD 840,415 IDR 12,342,085,000 Barclays Bank plc
**
9/15/2021 (10,300)
USD 492,849 RUB 36,500,000 Deutsche Bank Securities, Inc.
**
9/15/2021 (2,439)
USD 810,889 EUR 685,000 JPMorgan Chase Bank 10/25/2021 (3,054)
Total unrealized depreciation (68,932)
Net unrealized appreciation 178,027
** Non-deliverable forward.
Currency:
BRL Brazilian real
CNH Chinese Yuan Renminbi
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
MXN Mexican peso
PEN Peruvian nuevo sol
PLN Polish zloty
RUB Russian ruble
THB Thai baht
USD United States dollar
ZAR South African rand

Nationwide Emerging Markets Debt Fund - July 31, 2021 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 23,576,340 $ – $ 23,576,340
Foreign Government Securities – 50,162,558 – 50,162,558
Forward Foreign Currency Contracts – 246,959 – 246,959
Total Assets $ – $ 73,985,857 $ – $ 73,985,857
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (68,932) $ – $ (68,932)
Total Liabilities $ – $ (68,932) $ – $ (68,932)
Total $ – $ 73,916,925 $ – $ 73,916,925
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

50 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Emerging Markets Debt Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 246,959
Total $ 246,959
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (68,932)
Total $ (68,932)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Global Sustainable Equity Fund - July 31, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks 99.8%
Shares Value ($)
AUSTRIA 1.6%
Banks 1.0%
Erste Group Bank AG 16,047 622,240
Paper & Forest Products 0.6%
Mondi plc 13,928 386,159
1,008,399
BELGIUM 1.0%
Banks 1.0%
KBC Group NV 8,093 650,215
CHINA 4.1%
Automobiles 0.8%
Li Auto, Inc., ADR *(a) 15,750 525,893
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd.
*^∞ 2,702,000 0
Insurance 0.8%
Ping An Insurance Group Co.
of China Ltd., Class H 57,000 500,327
Interactive Media & Services 1.3%
Tencent Holdings Ltd. 12,500 771,392
Semiconductors & Semiconductor Equipment 1.2%
NXP Semiconductors NV 3,678 759,102
2,556,714
DENMARK 1.3%
Biotechnology 1.3%
Genmab A/S * 1,785 805,185
FINLAND 1.0%
Oil, Gas & Consumable Fuels 1.0%
Neste OYJ 10,070 619,608
FRANCE 3.7%
Auto Components 1.4%
Cie Generale des
Etablissements Michelin
SCA 5,338 871,711
Banks 1.2%
Societe Generale SA 26,064 763,601
Insurance 1.1%
AXA SA 26,719 691,608
2,326,920
GERMANY 0.6%
Machinery 0.6%
Knorr- Bremse AG 3,395 385,118
INDIA 1.6%
Banks 1.6%
Axis Bank Ltd., GDR Reg. S * 20,704 984,070
INDONESIA 1.1%
Banks 1.1%
Bank Mandiri Persero Tbk . PT 1,721,800 680,273
ITALY 1.1%
Electrical Equipment 1.1%
Prysmian SpA 19,577 702,435
Common Stocks
Shares Value ($)
JAPAN 5.5%
Diversified Telecommunication Services 0.6%
Nippon Telegraph &
Telephone Corp. 13,600 348,448
Entertainment 0.7%
Nintendo Co. Ltd. 900 463,712
Household Durables 2.2%
Sony Group Corp. 13,200 1,377,833
Pharmaceuticals 1.1%
Takeda Pharmaceutical Co.
Ltd. 20,459 680,094
Professional Services 0.9%
TechnoPro Holdings, Inc. 23,514 587,239
3,457,326
NETHERLANDS 0.6%
Food & Staples Retailing 0.6%
Koninklijke Ahold Delhaize
NV 12,343 383,779
NORWAY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Equinor ASA 44,284 866,323
SWITZERLAND 1.0%
Health Care Equipment & Supplies 1.0%
Alcon, Inc. 8,498 618,696
UNITED KINGDOM 11.0%
Chemicals 2.2%
Linde plc 4,525 1,390,939
Diversified Telecommunication Services 1.2%
BT Group plc * 310,424 748,845
Electronic Equipment, Instruments & Components 1.4%
Spectris plc 17,747 880,053
Personal Products 1.2%
Unilever plc 13,428 773,242
Pharmaceuticals 1.8%
AstraZeneca plc 9,717 1,115,979
Software 1.4%
Sage Group plc (The) 90,909 886,289
Trading Companies & Distributors 1.8%
Ashtead Group plc 14,695 1,100,838
6,896,185
UNITED STATES 63.2%
Airlines 1.7%
Southwest Airlines Co. * 21,643 1,093,404
Auto Components 2.6%
Aptiv plc * 9,652 1,610,436
Banks 1.6%
Wells Fargo & Co. 21,695 996,668
Biotechnology 2.7%
AbbVie, Inc. 5,329 619,763
BioMarin Pharmaceutical,
Inc. * 4,369 335,233
Mirati Therapeutics, Inc. * 1,483 237,369

52 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Vertex Pharmaceuticals, Inc. * 2,397 483,187
1,675,552
Capital Markets 3.6%
Ameriprise Financial, Inc. 4,098 1,055,481
T. Rowe Price Group, Inc. 5,795 1,183,107
2,238,588
Chemicals 1.6%
Ecolab, Inc. 4,624 1,021,118
Commercial Services & Supplies 2.1%
Montrose Environmental
Group, Inc. * 13,164 706,775
MSA Safety, Inc. 3,915 643,939
1,350,714
Communications Equipment 1.0%
Ciena Corp. * 11,115 646,226
Electrical Equipment 0.8%
Shoals Technologies Group,
Inc., Class A * 17,856 519,431
Electronic Equipment, Instruments & Components 2.8%
Keysight Technologies, Inc. * 3,433 564,900
National Instruments Corp. 13,096 577,665
Trimble, Inc. * 7,400 632,700
1,775,265
Entertainment 1.1%
Electronic Arts, Inc. 4,968 715,193
Equity Real Estate Investment Trusts (REITs) 1.3%
AvalonBay Communities, Inc. 3,700 842,971
Food & Staples Retailing 1.5%
Costco Wholesale Corp. 2,257 969,878
Health Care Equipment & Supplies 1.9%
Hill-Rom Holdings, Inc. 4,435 614,070
Medtronic plc 4,400 577,764
1,191,834
Health Care Providers & Services 2.9%
Laboratory Corp. of America
Holdings * 1,918 568,016
UnitedHealth Group, Inc. 3,053 1,258,507
1,826,523
Hotels, Restaurants & Leisure 1.4%
Vail Resorts, Inc. * 2,974 907,665
Household Products 0.9%
Procter & Gamble Co. (The) 3,993 567,924
Insurance 1.3%
Marsh & McLennan Cos., Inc. 5,545 816,335
Interactive Media & Services 1.1%
Twitter, Inc. * 10,058 701,546
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc. * 620 2,063,106
IT Services 4.3%
Akamai Technologies, Inc. * 14,345 1,720,253
Visa, Inc., Class A 3,767 928,151
2,648,404
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 1.9%
Bio-Rad Laboratories, Inc.,
Class A * 1,604 1,186,174
Machinery 3.1%
AGCO Corp. 6,511 860,168
Ingersoll Rand, Inc. * 21,787 1,064,731
1,924,899
Oil, Gas & Consumable Fuels 1.3%
Hess Corp. 10,347 790,925
Pharmaceuticals 1.0%
Eli Lilly & Co. 2,646 644,301
Road & Rail 0.9%
Lyft, Inc., Class A *(a) 10,030 554,860
Semiconductors & Semiconductor Equipment 2.0%
Micron Technology, Inc. * 9,689 751,672
Xilinx, Inc. 3,526 528,336
1,280,008
Software 8.6%
Cadence Design Systems,
Inc. * 7,785 1,149,456
Microsoft Corp. 8,520 2,427,434
PTC, Inc. * 2,531 342,824
salesforce.com, Inc. * 2,979 720,709
VMware, Inc., Class A *(a) 4,704 723,193
5,363,616
Specialty Retail 1.8%
TJX Cos., Inc. (The) 16,638 1,144,861
Technology Hardware, Storage & Peripherals 1.1%
Western Digital Corp. * 10,256 665,922
39,734,347
Total Common Stocks
(cost $40,069,962) 62,675,593
Short-Term Investment 2.0%
Money Market Fund 2.0%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (b)(c) 1,271,672 1,271,672
Total Short-Term Investment
(cost $1,271,672) 1,271,672
Total Investments
(cost $41,341,634)   — 101.8% 63,947,265
Liabilities in excess of other assets
— (1.8)% (1,112,954)
NET ASSETS — 100.0%
$ 62,834,311

Nationwide Global Sustainable Equity Fund - July 31, 2021 (Unaudited) - Statement of Investments - 53
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $1,283,141, which was collateralized by cash used
to purchase a money market fund with a value of $1,271,672.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $1,271,672.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

54 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Global Sustainable Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Global Sustainable Equity Fund - July 31, 2021 (Unaudited) - Statement of Investments - 55
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 1,093,404 $ – $ – $ 1,093,404
Auto Components 1,610,436 871,711 – 2,482,147
Automobiles 525,893 – – 525,893
Banks 996,668 3,700,399 – 4,697,067
Biotechnology 1,675,552 805,185 – 2,480,737
Capital Markets 2,238,588 – – 2,238,588
Chemicals 2,412,057 – – 2,412,057
Commercial Services & Supplies 1,350,714 – – 1,350,714
Communications Equipment 646,226 – – 646,226
Diversified Telecommunication Services – 1,097,293 – 1,097,293
Electrical Equipment 519,431 702,435 – 1,221,866
Electronic Equipment, Instruments &
Components 1,775,265 880,053 – 2,655,318
Entertainment 715,193 463,712 – 1,178,905
Equity Real Estate Investment Trusts
(REITs) 842,971 – – 842,971
Food & Staples Retailing 969,878 383,779 – 1,353,657
Health Care Equipment & Supplies 1,191,834 618,696 – 1,810,530
Health Care Providers & Services 1,826,523 – – 1,826,523
Hotels, Restaurants & Leisure 907,665 – – 907,665
Household Durables – 1,377,833 – 1,377,833
Household Products 567,924 – – 567,924
Insurance 816,335 1,191,935 – 2,008,270
Interactive Media & Services 701,546 771,392 – 1,472,938
Internet & Direct Marketing Retail 2,063,106 – – 2,063,106
IT Services 2,648,404 – – 2,648,404
Life Sciences Tools & Services 1,186,174 – – 1,186,174
Machinery 1,924,899 385,118 – 2,310,017
Oil, Gas & Consumable Fuels 790,925 1,485,931 – 2,276,856
Paper & Forest Products – 386,159 – 386,159
Personal Products – 773,242 – 773,242
Pharmaceuticals 644,301 1,796,073 – 2,440,374
Professional Services – 587,239 – 587,239
Road & Rail 554,860 – – 554,860
Semiconductors & Semiconductor
Equipment 2,039,110 – – 2,039,110
Software 5,363,616 886,289 – 6,249,905
Specialty Retail 1,144,861 – – 1,144,861
Technology Hardware, Storage &
Peripherals 665,922 – – 665,922
Trading Companies & Distributors – 1,100,838 – 1,100,838
Total Common Stocks $ 42,410,281 $ 20,265,312 $ – $ 62,675,593
Short-Term Investment 1,271,672 – – 1,271,672
Total $ 43,681,953 $ 20,265,312 $ – $ 63,947,265
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2021, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

56 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 4.5%
Chemicals 0.2%
Nufarm Ltd. * 340,956 1,080,381
Containers & Packaging 0.4%
Orora Ltd. 1,087,938 2,883,438
Energy Equipment & Services 0.1%
Worley Ltd. 64,808 532,312
Equity Real Estate Investment Trusts (REITs) 1.0%
Charter Hall Group 305,482 3,660,017
Ingenia Communities Group 798,257 3,395,830
7,055,847
Hotels, Restaurants & Leisure 0.1%
Domino's Pizza Enterprises
Ltd. 11,985 1,031,152
Insurance 0.4%
AUB Group Ltd. 178,810 3,043,521
IT Services 0.4%
Tyro Payments Ltd. * 1,158,492 2,957,328
Metals & Mining 1.5%
Alumina Ltd. 496,656 611,283
Bellevue Gold Ltd. *(a) 832,484 609,885
IGO Ltd. 136,343 940,309
Lynas Rare Earths Ltd. * 164,911 900,122
Mineral Resources Ltd. 73,122 3,400,225
Northern Star Resources Ltd. 180,161 1,356,572
OZ Minerals Ltd. 61,577 1,052,731
Pilbara Minerals Ltd. *∞ 865,784 1,124,579
9,995,706
Oil, Gas & Consumable Fuels 0.1%
Beach Energy Ltd. 374,212 328,184
Whitehaven Coal Ltd. * 331,210 542,474
870,658
Software 0.0%
†
Altium Ltd. 13,289 331,742
Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd.
(a) 115,204 1,968,209
31,750,294
AUSTRIA 1.5%
Banks 1.0%
Addiko Bank AG 170,220 2,877,395
BAWAG Group AG Reg. S (b) 77,204 4,390,927
7,268,322
Construction Materials 0.2%
Wienerberger AG 33,862 1,383,844
Electronic Equipment, Instruments & Components 0.3%
AT&S Austria Technologie &
Systemtechnik AG 42,019 1,922,512
10,574,678
BELGIUM 1.0%
Air Freight & Logistics 0.4%
bpost SA * 275,708 3,096,802
Diversified Financial Services 0.6%
KBC Ancora 88,219 3,896,795
6,993,597
Common Stocks
Shares Value ($)
BRAZIL 1.4%
IT Services 0.7%
Locaweb Servicos de Internet
SA Reg. S *(b) 1,127,000 5,390,212
Road & Rail 0.2%
Rumo SA * 334,400 1,326,492
Software 0.5%
TOTVS SA 476,700 3,236,425
9,953,129
CANADA 3.2%
Chemicals 0.4%
EcoSynthetix, Inc. * 532,422 2,496,528
Entertainment 0.5%
Boat Rocker Media, Inc. * 499,029 3,355,926
IT Services 1.3%
Nuvei Corp. Reg. S *(b) 117,578 9,641,397
Software 1.0%
Lightspeed POS, Inc. * 89,151 7,630,339
23,124,190
CAYMAN ISLANDS 0.2%
Capital Markets 0.2%
Patria Investments Ltd., Class
A 83,974 1,314,193
CHINA 4.3%
Auto Components 0.7%
Minth Group Ltd. 438,906 1,857,280
Ningbo Joyson Electronic
Corp., Class A 717,552 2,818,051
4,675,331
Automobiles 0.2%
Niu Technologies, ADR *(a) 62,410 1,597,696
Biotechnology 0.8%
Gracell Biotechnologies, Inc.,
ADR * 20,186 250,912
Zai Lab Ltd., ADR * 36,342 5,255,417
5,506,329
Electronic Equipment, Instruments & Components 0.6%
Kingboard Holdings Ltd. 823,794 4,320,302
Independent Power and Renewable Electricity Producers
0.9%
China Longyuan Power
Group Corp. Ltd., Class H 3,279,245 6,135,503
Internet & Direct Marketing Retail 0.0%
†
Tongcheng-Elong Holdings
Ltd. Reg. S * 143,200 323,239
Machinery 0.9%
Airtac International Group 64,822 2,091,489
Estun Automation Co. Ltd.,
Class A * 461,400 2,789,795
Precision Tsugami China
Corp. Ltd. Reg. S 1,547,738 2,176,775
7,058,059
Software 0.2%
Venustech Group, Inc., Class
A 163,300 801,439

Nationwide International Small Cap Fund - July 31, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
CHINA
Software
Weimob, Inc. Reg. S *(a)(b) 241,000 326,318
1,127,757
30,744,216
COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canacol Energy Ltd. 218,825 559,516
CZECH REPUBLIC 0.2%
Banks 0.2%
Komercni banka A/S * 32,107 1,193,090
DENMARK 2.0%
Beverages 0.3%
Royal Unibrew A/S 17,878 2,424,603
Biotechnology 0.8%
Ascendis Pharma A/S, ADR * 34,647 4,094,929
Zealand Pharma A/S * 48,972 1,484,592
5,579,521
Marine 0.3%
Dfds A/S * 38,900 2,148,202
Software 0.6%
Netcompany Group A/S Reg.
S (b) 33,395 4,132,404
14,284,730
EGYPT 0.1%
Metals & Mining 0.1%
Centamin plc 687,939 1,024,983
FAROE ISLANDS 0.2%
Food Products 0.2%
Bakkafrost P/F 15,702 1,333,603
FINLAND 1.6%
Chemicals 0.2%
Kemira OYJ 80,418 1,355,636
Machinery 0.7%
Cargotec OYJ, Class B (a) 62,585 3,358,756
Wartsila OYJ Abp 102,443 1,543,683
4,902,439
Real Estate Management & Development 0.7%
Kojamo OYJ 218,635 5,383,892
11,641,967
FRANCE 6.3%
Auto Components 0.3%
Faurecia SE 41,290 1,844,974
Capital Markets 0.3%
Rothschild & Co. 57,576 2,154,469
Construction Materials 0.3%
Imerys SA 13,488 624,447
Vicat SA 24,665 1,245,031
1,869,478
Equity Real Estate Investment Trusts (REITs) 0.3%
Mercialys SA 173,157 2,098,784
Gas Utilities 0.5%
Rubis SCA 80,182 3,216,054
Common Stocks
Shares Value ($)
FRANCE
Hotels, Restaurants & Leisure 0.7%
Elior Group SA Reg. S *(b) 682,392 4,669,400
Household Durables 0.4%
Kaufman & Broad SA 71,902 3,189,048
Media 1.5%
Criteo SA, ADR * 126,636 4,912,210
JCDecaux SA * 248,208 6,770,616
11,682,826
Real Estate Management & Development 0.8%
Nexity SA (a) 106,448 5,362,932
Semiconductors & Semiconductor Equipment 0.4%
SOITEC * 13,239 3,171,233
Specialty Retail 0.8%
Maisons du Monde SA Reg.
S (a)(b) 247,068 5,652,281
44,911,479
GERMANY 1.9%
Health Care Equipment & Supplies 0.4%
STRATEC SE 17,120 2,657,813
Industrial Conglomerates 0.3%
Rheinmetall AG 21,860 2,098,604
Life Sciences Tools & Services 0.4%
Gerresheimer AG (a) 35,136 3,671,160
Metals & Mining 0.4%
Aurubis AG 19,951 2,019,668
thyssenkrupp AG * 58,442 582,815
2,602,483
Professional Services 0.4%
Bertrandt AG 42,508 2,515,947
Transportation Infrastructure 0.0%
†
Hamburger Hafen und
Logistik AG 10,699 253,991
13,799,998
GHANA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kosmos Energy Ltd. * 154,355 356,560
GREECE 0.7%
Diversified Telecommunication Services 0.7%
Hellenic Telecommunications
Organization SA 269,822 4,920,116
HONG KONG 2.3%
Banks 0.7%
Dah Sing Financial Holdings
Ltd. 1,498,000 4,725,138
Diversified Telecommunication Services 0.3%
HKBN Ltd. 2,055,500 2,394,446
Hotels, Restaurants & Leisure 0.4%
Mandarin Oriental
International Ltd. * 1,497,100 2,981,052
IT Services 0.4%
SUNeVision Holdings Ltd. 2,703,611 2,847,266

58 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
HONG KONG
Pharmaceuticals 0.1%
Hutchmed China Ltd., ADR * 16,340 687,097
Real Estate Management & Development 0.4%
Kerry Properties Ltd. 906,500 2,671,629
16,306,628
IRELAND 1.5%
Banks 0.5%
AIB Group plc * 852,132 2,085,359
Bank of Ireland Group plc * 263,326 1,397,575
3,482,934
Trading Companies & Distributors 1.0%
AerCap Holdings NV * 133,416 7,071,048
10,553,982
ISRAEL 0.6%
Real Estate Management & Development 0.6%
Melisron Ltd. * 55,377 4,085,964
ITALY 4.0%
Capital Markets 0.6%
Banca Generali SpA * 101,086 4,201,358
Construction Materials 0.3%
Buzzi Unicem SpA 76,729 2,031,081
Energy Equipment & Services 0.1%
Saipem SpA *(a) 225,382 517,873
Gas Utilities 0.6%
Italgas SpA 613,606 4,161,431
Life Sciences Tools & Services 0.2%
Stevanato Group SpA *(a) 63,800 1,288,122
Machinery 0.6%
Interpump Group SpA 75,258 4,704,558
Textiles, Apparel & Luxury Goods 1.4%
Brunello Cucinelli SpA *(a) 33,847 2,101,779
OVS SpA Reg. S *(a)(b) 2,434,107 5,019,347
Salvatore Ferragamo SpA
*(a) 162,529 3,250,305
10,371,431
Transportation Infrastructure 0.2%
Enav SpA Reg. S *(a)(b) 236,651 1,095,563
28,371,417
JAPAN 18.8%
Air Freight & Logistics 0.3%
Kintetsu World Express, Inc. 90,700 2,231,414
Auto Components 0.7%
Ichikoh Industries Ltd. 57,900 387,467
Musashi Seimitsu Industry
Co. Ltd. 182,300 3,762,470
Nifco, Inc. 27,300 906,617
5,056,554
Banks 0.9%
Bank of Kyoto Ltd. (The) 68,016 2,931,638
Fukuoka Financial Group, Inc. 208,900 3,524,603
6,456,241
Beverages 0.2%
Ito En Ltd. 30,000 1,777,547
Common Stocks
Shares Value ($)
JAPAN
Chemicals 0.6%
JSR Corp. 33,600 1,124,958
Tokyo Ohka Kogyo Co. Ltd. 44,230 2,865,047
3,990,005
Diversified Financial Services 0.4%
Zenkoku Hosho Co. Ltd. 55,100 2,500,295
Electrical Equipment 0.3%
Ushio, Inc. 130,300 2,334,189
Electronic Equipment, Instruments & Components 0.6%
Ibiden Co. Ltd. 33,000 1,748,195
Taiyo Yuden Co. Ltd. 54,080 2,770,925
4,519,120
Entertainment 0.1%
Square Enix Holdings Co.
Ltd. 18,700 970,182
Equity Real Estate Investment Trusts (REITs) 1.0%
Comforia Residential REIT,
Inc. 1,263 4,037,197
Frontier Real Estate
Investment Corp. 669 3,106,127
7,143,324
Food & Staples Retailing 0.8%
Kobe Bussan Co. Ltd. 67,800 2,290,863
Sundrug Co. Ltd. 110,300 3,580,536
5,871,399
Food Products 0.6%
Itoham Yonekyu Holdings,
Inc. 216,900 1,441,785
Kagome Co. Ltd. 22,200 570,452
Nichirei Corp. 89,200 2,445,439
4,457,676
Health Care Equipment & Supplies 1.1%
Asahi Intecc Co. Ltd. 162,500 4,403,068
Jeol Ltd. 20,800 1,352,231
Mani, Inc. 95,500 2,039,137
7,794,436
Household Durables 0.6%
Open House Co. Ltd. 80,200 4,051,566
Insurance 0.4%
Lifenet Insurance Co. *(a) 255,600 2,643,035
Interactive Media & Services 0.7%
Coconala, Inc. * 16,200 254,685
Dip Corp. 171,500 5,007,312
5,261,997
IT Services 0.6%
Comture Corp. 35,912 772,684
GMO internet, Inc. 45,400 1,197,172
Hennge KK *(a) 19,300 579,010
NET One Systems Co. Ltd. 42,110 1,439,483
TechMatrix Corp. 37,700 595,631
4,583,980
Machinery 1.9%
Amada Co. Ltd. 295,300 3,051,864
Hino Motors Ltd. 177,300 1,550,884
MINEBEA MITSUMI, Inc. 128,800 3,475,532
Nippon Thompson Co. Ltd. 400,700 2,442,220
THK Co. Ltd. 104,700 2,997,036
13,517,536

Nationwide International Small Cap Fund - July 31, 2021 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
JAPAN
Media 0.8%
CyberAgent, Inc. 16,672 300,140
Hakuhodo DY Holdings, Inc. 352,554 5,380,960
5,681,100
Metals & Mining 0.1%
Mitsubishi Materials Corp. 27,700 577,777
Multiline Retail 0.5%
Ryohin Keikaku Co. Ltd. 174,400 3,563,936
Oil, Gas & Consumable Fuels 0.1%
Japan Petroleum Exploration
Co. Ltd. 29,900 495,377
Personal Products 0.3%
Fancl Corp. 62,800 1,996,184
Professional Services 0.0%
†
BayCurrent Consulting, Inc. 500 199,063
Real Estate Management & Development 2.1%
Heiwa Real Estate Co. Ltd. 87,700 3,166,331
Nomura Real Estate
Holdings, Inc. 137,200 3,400,346
SRE Holdings Corp. * 56,900 3,393,787
Tokyo Tatemono Co. Ltd. 265,800 3,997,926
13,958,390
Road & Rail 0.5%
Fukuyama Transporting Co.
Ltd. 27,600 1,041,769
Hitachi Transport System Ltd. 39,400 1,583,969
Nikkon Holdings Co. Ltd. 39,500 875,977
3,501,715
Semiconductors & Semiconductor Equipment 0.7%
Shinko Electric Industries Co.
Ltd. 53,940 1,833,210
SUMCO Corp. 123,300 2,863,869
4,697,079
Software 0.9%
Chatwork Co. Ltd. *(a) 57,100 528,013
Freee KK * 35,900 3,108,609
Money Forward, Inc. * 19,240 1,192,085
Sansan, Inc. * 18,169 1,494,502
6,323,209
Textiles, Apparel & Luxury Goods 0.8%
Asics Corp. 253,600 5,622,139
Transportation Infrastructure 0.2%
Japan Airport Terminal Co.
Ltd. 38,800 1,676,352
133,452,817
JERSEY 0.8%
Capital Markets 0.8%
Sanne Group plc 485,994 5,700,284
LUXEMBOURG 0.0%
†
Automobiles 0.0%
†
Arrival SA * 26,667 343,204
MALAYSIA 0.1%
Electronic Equipment, Instruments & Components 0.1%
Inari Amertron Bhd. 1,320,200 1,041,717
Common Stocks
Shares Value ($)
MEXICO 0.5%
Real Estate Management & Development 0.5%
Corp. Inmobiliaria Vesta SAB
de CV 1,741,400 3,420,470
NETHERLANDS 2.9%
Biotechnology 0.3%
Merus NV * 97,576 1,678,307
ProQR Therapeutics NV *(a) 121,536 635,633
2,313,940
Chemicals 0.3%
Corbion NV 41,212 2,257,324
Construction & Engineering 0.3%
Boskalis Westminster 60,325 1,899,713
Energy Equipment & Services 0.1%
SBM Offshore NV 32,186 467,520
Hotels, Restaurants & Leisure 0.3%
DP Eurasia NV Reg. S *(b) 2,218,775 2,285,114
Semiconductors & Semiconductor Equipment 0.4%
BE Semiconductor Industries
NV (a) 34,271 3,013,311
Trading Companies & Distributors 1.2%
IMCD NV 47,601 8,247,971
20,484,893
NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd. 163,586 871,081
NORWAY 0.8%
Aerospace & Defense 0.2%
Kongsberg Gruppen ASA 44,796 1,282,209
Banks 0.1%
Sparebanken More 23,028 999,136
Energy Equipment & Services 0.2%
Aker Solutions ASA Reg. S * 591,664 1,125,675
Food Products 0.3%
Salmar ASA 35,526 2,357,087
5,764,107
PHILIPPINES 0.1%
Hotels, Restaurants & Leisure 0.1%
Bloomberry Resorts Corp. * 7,745,800 880,478
RUSSIA 0.1%
Internet & Direct Marketing Retail 0.1%
Ozon Holdings plc, ADR *(a) 10,943 571,334
SOUTH KOREA 0.6%
Auto Components 0.2%
SNT Motiv Co. Ltd. 27,019 1,445,505
Semiconductors & Semiconductor Equipment 0.3%
Koh Young Technology, Inc. 96,540 2,054,182
Software 0.1%
Douzone Bizon Co. Ltd. 13,129 957,108
4,456,795

60 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
SPAIN 2.3%
Banks 0.6%
Bankinter SA 746,938 4,072,655
Electric Utilities 0.6%
Acciona SA (a) 26,897 4,122,823
Equity Real Estate Investment Trusts (REITs) 0.2%
Arima Real Estate SOCIMI
SA * 139,401 1,604,282
Food Products 0.6%
Ebro Foods SA (a) 93,897 1,903,790
Viscofan SA 36,137 2,509,618
4,413,408
Hotels, Restaurants & Leisure 0.3%
Melia Hotels International
SA * 286,658 1,977,996
16,191,164
SWEDEN 5.2%
Aerospace & Defense 0.2%
Saab AB, Class B 42,372 1,286,915
Construction & Engineering 0.2%
Peab AB, Class B 62,450 728,955
Sweco AB, Class B 63,851 1,021,258
1,750,213
Containers & Packaging 0.6%
BillerudKorsnas AB 196,783 4,255,717
Health Care Equipment & Supplies 0.4%
Cellavision AB 38,762 2,041,438
Surgical Science Sweden
AB * 29,006 926,652
2,968,090
Hotels, Restaurants & Leisure 0.2%
SkiStar AB * 94,860 1,773,041
Industrial Conglomerates 0.1%
Nolato AB, Class B 72,177 802,434
Leisure Products 0.4%
Thule Group AB Reg. S (b) 60,038 3,033,496
Machinery 1.7%
Indutrade AB 70,684 2,305,077
Trelleborg AB, Class B 364,453 9,002,763
11,307,840
Metals & Mining 0.2%
SSAB AB, Class A * 199,672 1,141,992
Real Estate Management & Development 0.8%
Catena AB 91,949 5,521,167
Trading Companies & Distributors 0.4%
AddTech AB, Class B 75,875 1,577,402
Beijer Ref AB (a) 63,512 1,341,661
2,919,063
36,759,968
SWITZERLAND 3.2%
Construction & Engineering 0.1%
Implenia AG (Registered) *(a) 19,046 505,904
Life Sciences Tools & Services 1.7%
Siegfried Holding AG
(Registered) * 5,896 5,965,493
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services
Tecan Group AG (Registered) 10,800 6,230,286
12,195,779
Machinery 0.8%
VAT Group AG Reg. S (b) 13,937 5,471,583
Specialty Retail 0.6%
Dufry AG (Registered) *(a) 81,674 4,328,698
22,501,964
TAIWAN 3.2%
Communications Equipment 0.2%
Accton Technology Corp. * 145,853 1,699,324
Electronic Equipment, Instruments & Components 0.2%
Chroma ATE, Inc. 190,209 1,338,932
Machinery 0.3%
Hiwin Technologies Corp. 176,427 2,024,113
Semiconductors & Semiconductor Equipment 2.5%
Advanced Wireless
Semiconductor Co. 236,543 1,395,146
ASPEED Technology, Inc. 17,500 1,404,342
Chang Wah Technology Co.
Ltd. 594,000 2,164,754
Formosa Sumco Technology
Corp. 705,801 4,741,896
Realtek Semiconductor Corp.
* 189,229 3,987,428
Sino-American Silicon
Products, Inc. 602,000 4,093,380
17,786,946
22,849,315
TURKEY 0.1%
Internet & Direct Marketing Retail 0.1%
D-MARKET Elektronik
Hizmetler ve Ticaret A/S,
ADR * 55,529 731,317
UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc 143,453 962,031
UNITED ARAB EMIRATES 0.6%
IT Services 0.6%
Network International
Holdings plc Reg. S *(b) 967,010 4,579,821
UNITED KINGDOM 20.5%
Aerospace & Defense 0.5%
Meggitt plc * 223,975 1,459,482
QinetiQ Group plc 197,600 903,835
Ultra Electronics Holdings plc 24,760 1,090,691
3,454,008
Airlines 0.5%
easyJet plc * 285,526 3,353,052
Beverages 0.1%
Britvic plc 56,196 760,833
Biotechnology 0.7%
Abcam plc * 240,386 4,543,046
Freeline Therapeutics
Holdings plc, ADR * 6,160 29,322

Nationwide International Small Cap Fund - July 31, 2021 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
UNITED KINGDOM
Biotechnology
Immunocore Holdings plc,
ADR *(a) 4,000 130,880
4,703,248
Building Products 0.1%
Genuit Group plc 67,658 600,722
Capital Markets 3.2%
AJ Bell plc 654,481 3,825,836
Allfunds Group plc * 56,286 990,039
Bridgepoint Group Ltd. Reg.
S *(b) 170,900 1,152,122
Intermediate Capital Group
plc 454,538 13,696,740
Ninety One plc 925,940 2,928,222
22,592,959
Chemicals 0.4%
Synthomer plc 384,166 2,826,053
Commercial Services & Supplies 0.4%
Smart Metering Systems plc 251,598 3,156,862
Construction & Engineering 0.3%
Balfour Beatty plc 272,455 1,146,972
John Laing Group plc Reg.
S (b) 166,053 926,153
2,073,125
Construction Materials 0.1%
Marshalls plc 73,645 749,282
Electronic Equipment, Instruments & Components 1.0%
Spectris plc 144,767 7,178,823
Energy Equipment & Services 0.0%
†
Subsea 7 SA 41,291 331,336
Equity Real Estate Investment Trusts (REITs) 2.6%
Safestore Holdings plc 365,148 5,352,167
UNITE Group plc (The) 403,932 6,496,104
Workspace Group plc 531,514 6,376,246
18,224,517
Food Products 0.8%
Cranswick plc 51,674 2,907,731
Tate & Lyle plc 251,314 2,580,370
5,488,101
Health Care Equipment & Supplies 0.7%
ConvaTec Group plc Reg. S
(b) 1,414,294 4,656,468
Hotels, Restaurants & Leisure 2.4%
Domino's Pizza Group plc 115,569 672,675
Greggs plc * 50,583 1,936,142
Restaurant Group plc (The) * 4,047,302 6,467,455
SSP Group plc * 1,437,245 5,215,416
Trainline plc Reg. S *(b) 647,100 3,044,503
17,336,191
Insurance 1.1%
Beazley plc * 844,568 4,600,479
Lancashire Holdings Ltd. 384,591 3,411,565
8,012,044
IT Services 0.8%
Softcat plc 202,943 5,451,326
Machinery 2.1%
IMI plc 308,259 7,522,116
Common Stocks
Shares Value ($)
UNITED KINGDOM
Machinery
Rotork plc 1,471,366 7,371,756
14,893,872
Media 0.4%
Hyve Group plc * 1,653,289 3,019,701
Multiline Retail 0.4%
B&M European Value Retail
SA 373,594 2,870,671
Oil, Gas & Consumable Fuels 0.1%
Cairn Energy plc 220,393 390,990
Real Estate Management & Development 0.9%
Savills plc 413,819 6,601,933
Road & Rail 0.2%
National Express Group plc * 462,705 1,748,191
Trading Companies & Distributors 0.3%
Grafton Group plc 44,554 795,282
Travis Perkins plc * 63,393 1,499,646
2,294,928
Water Utilities 0.4%
Pennon Group plc 178,586 3,171,793
145,941,029
UNITED STATES 0.9%
Biotechnology 0.1%
UroGen Pharma Ltd. *(a) 53,284 825,902
Building Products 0.5%
Caesarstone Ltd. 116,721 1,548,888
Reliance Worldwide Corp.
Ltd. 419,759 1,711,265
3,260,153
Semiconductors & Semiconductor Equipment 0.3%
Parade Technologies Ltd. 34,000 2,087,383
6,173,438
Total Common Stocks
(cost $531,044,779) 701,475,557
Exchange Traded Fund 0.6%
UNITED STATES 0.6%
iShares MSCI EAFE Small-
Cap ETF 56,698 4,277,297
Total Exchange Traded Fund
(cost $4,262,975) 4,277,297
Rights 0.0%
†
Number of
Rights
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals,
Inc., CVR*^∞ 16,268 0
Total Rights
(cost $–) 0

62 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
Short-Term Investment 1.3%
Shares Value ($)
Money Market Fund 1.3%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 9,286,198 9,286,198
Total Short-Term Investment
(cost $9,286,198) 9,286,198
Total Investments
(cost $544,593,952)   — 100.5% 715,039,052
Liabilities in excess of other assets
— (0.5)% (3,321,123)
NET ASSETS — 100.0%
$ 711,717,929
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $16,977,229, which was collateralized
by cash used to purchase a money market fund with a
total value of $9,286,198 and by $10,277,938 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 9/30/2021 – 11/15/2049; a total value
of $19,564,136.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of July 31, 2021 was $65,467,109 which
represents 9.20% of net assets.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $9,286,198.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide International Small Cap Fund - July 31, 2021 (Unaudited) - Statement of Investments - 63
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

64 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Small Cap Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,023,132 $ – $ 6,023,132
Air Freight & Logistics – 5,328,216 – 5,328,216
Airlines – 3,353,052 – 3,353,052
Auto Components – 13,022,364 – 13,022,364
Automobiles 1,940,900 – – 1,940,900
Banks – 28,197,516 – 28,197,516
Beverages – 4,962,983 – 4,962,983
Biotechnology 12,901,302 6,027,638 – 18,928,940
Building Products 1,548,888 2,311,987 – 3,860,875
Capital Markets 2,466,315 33,496,948 – 35,963,263
Chemicals 2,496,528 11,509,399 – 14,005,927
Commercial Services & Supplies – 3,156,862 – 3,156,862
Communications Equipment – 1,699,324 – 1,699,324
Construction & Engineering – 6,228,955 – 6,228,955
Construction Materials – 6,904,766 – 6,904,766
Containers & Packaging – 7,139,155 – 7,139,155
Diversified Financial Services – 6,397,090 – 6,397,090
Diversified Telecommunication Services – 7,314,562 – 7,314,562
Electric Utilities – 4,122,823 – 4,122,823
Electrical Equipment – 2,334,189 – 2,334,189
Electronic Equipment, Instruments &
Components – 20,321,406 – 20,321,406
Energy Equipment & Services – 2,974,716 – 2,974,716
Entertainment 3,355,926 970,182 – 4,326,108
Equity Real Estate Investment Trusts
(REITs) – 36,126,754 – 36,126,754
Food & Staples Retailing – 5,871,399 – 5,871,399
Food Products – 18,049,875 – 18,049,875
Gas Utilities – 7,377,485 – 7,377,485
Health Care Equipment & Supplies – 18,076,807 – 18,076,807
Hotels, Restaurants & Leisure – 32,934,424 – 32,934,424
Household Durables – 7,240,614 – 7,240,614
Independent Power and Renewable
Electricity Producers – 6,135,503 – 6,135,503
Industrial Conglomerates – 2,901,038 – 2,901,038
Insurance – 13,698,600 – 13,698,600
Interactive Media & Services – 5,261,997 – 5,261,997
Internet & Direct Marketing Retail 1,302,651 323,239 – 1,625,890
IT Services 15,031,609 20,419,721 – 35,451,330
Leisure Products – 3,033,496 – 3,033,496
Life Sciences Tools & Services 1,288,122 15,866,939 – 17,155,061
Machinery – 63,880,000 – 63,880,000
Marine – 2,148,202 – 2,148,202
Media 4,912,210 15,471,417 – 20,383,627
Metals & Mining – 16,304,972 – 16,304,972
Multiline Retail – 6,434,607 – 6,434,607
Oil, Gas & Consumable Fuels 916,076 1,757,025 – 2,673,101
Personal Products – 1,996,184 – 1,996,184
Pharmaceuticals 687,097 – – 687,097
Professional Services – 2,715,010 – 2,715,010
Real Estate Management & Development 3,420,470 43,585,907 – 47,006,377
Road & Rail 1,326,492 5,249,906 – 6,576,398
Semiconductors & Semiconductor
Equipment – 32,810,134 – 32,810,134
Software 10,866,764 12,872,220 – 23,738,984
Specialty Retail – 9,980,979 – 9,980,979
Textiles, Apparel & Luxury Goods – 15,993,570 – 15,993,570
Trading Companies & Distributors 7,071,048 15,430,171 – 22,501,219

Nationwide International Small Cap Fund - July 31, 2021 (Unaudited) - Statement of Investments - 65
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Transportation Infrastructure $ – $ 3,025,906 $ – $ 3,025,906
Water Utilities – 3,171,793 – 3,171,793
Total Common Stocks $ 71,532,398 $ 629,943,159 $ – $ 701,475,557
Exchange Traded Fund 4,277,297 – – 4,277,297
Rights – – – –
Short-Term Investment 9,286,198 – – 9,286,198
Total $ 85,095,893 $ 629,943,159 $ – $ 715,039,052
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2021, the Fund held one right investment that was categorized as Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 1
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 7.0%
Boeing Co. (The)* 50,707 11,484,121
General Dynamics Corp. 50,707 9,940,093
L3Harris Technologies, Inc. 50,707 11,497,305
Lockheed Martin Corp. 50,707 18,846,271
Raytheon Technologies Corp. 50,707 4,408,974
56,176,764
Biotechnology 4.2%
Amgen, Inc. 50,707 12,247,769
Biogen, Inc.* 50,707 16,567,498
Gilead Sciences, Inc. 50,707 3,462,781
Myriad Genetics, Inc.* 50,707 1,603,862
33,881,910
Chemicals 0.5%
DuPont de Nemours, Inc. 50,707 3,805,560
Communications Equipment 5.7%
Ciena Corp.* 50,707 2,948,105
Cisco Systems, Inc. 50,707 2,807,647
F5 Networks, Inc.* 50,707 10,471,503
Juniper Networks, Inc. 50,707 1,426,895
Motorola Solutions, Inc. 50,707 11,354,311
Nokia OYJ, ADR-FI* 50,707 308,298
Ubiquiti, Inc. 50,707 15,876,362
Viavi Solutions, Inc.* 50,707 846,300
46,039,421
Diversified Telecommunication Services 0.2%
AT&T, Inc. 50,707 1,422,331
Electrical Equipment 0.4%
Sensata Technologies Holding
plc* 50,707 2,972,444
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A 50,707 3,675,750
Corning, Inc. 50,707 2,122,595
LG Display Co. Ltd.,
ADR-KR(a) 50,707 483,238
6,281,583
Energy Equipment & Services 0.4%
Halliburton Co. 50,707 1,048,621
NOV, Inc.* 50,707 700,263
Schlumberger NV 50,707 1,461,883
3,210,767
Entertainment 0.5%
Activision Blizzard, Inc. 50,707 4,240,119
Health Care Equipment & Supplies 3.5%
Baxter International, Inc. 50,707 3,922,187
Boston Scientific Corp.* 50,707 2,312,239
Danaher Corp. 50,707 15,084,825
Medtronic plc 50,707 6,658,336
27,977,587
Health Care Technology 2.6%
Cerner Corp. 50,707 4,076,336
Veeva Systems, Inc., Class A* 50,707 16,870,726
20,947,062
Household Durables 1.5%
Garmin Ltd. 50,707 7,971,140
Common Stocks
Shares Value ($)
Household Durables
iRobot Corp.* 50,707 4,436,863
12,408,003
Industrial Conglomerates 1.5%
Honeywell International, Inc. 50,707 11,854,790
Interactive Media & Services 2.7%
Facebook, Inc., Class A* 50,707 18,066,904
Twitter, Inc.* 50,707 3,536,813
21,603,717
Internet & Direct Marketing Retail 2.1%
Alibaba Group Holding Ltd.,
ADR-CN* 50,707 9,897,499
eBay, Inc. 50,707 3,458,725
JD.com, Inc., ADR-CN* 50,707 3,594,112
16,950,336
IT Services 9.3%
Akamai Technologies, Inc.* 50,707 6,080,783
Amdocs Ltd. 50,707 3,910,017
Automatic Data Processing,
Inc. 50,707 10,629,708
DXC Technology Co.* 50,707 2,027,266
International Business
Machines Corp. 50,707 7,147,659
LiveRamp Holdings, Inc.* 50,707 2,028,787
Mastercard , Inc., Class A 50,707 19,569,859
VeriSign, Inc.* 50,707 10,971,474
Visa, Inc., Class A 50,707 12,493,698
74,859,251
Life Sciences Tools & Services 7.5%
Agilent Technologies, Inc. 50,707 7,769,834
Illumina, Inc.* 50,707 25,137,995
Thermo Fisher Scientific, Inc. 50,707 27,382,287
60,290,116
Pharmaceuticals 1.6%
AstraZeneca plc, ADR-UK(a) 50,707 2,902,468
Bausch Health Cos., Inc.* 50,707 1,483,180
Bristol-Myers Squibb Co. 50,707 3,441,484
Novartis AG, ADR-CH 50,707 4,684,820
12,511,952
Semiconductors & Semiconductor Equipment 25.3%
Advanced Micro Devices, Inc.* 50,707 5,384,576
Analog Devices, Inc. 50,707 8,489,366
Applied Materials, Inc. 50,707 7,095,431
ASML Holding NV
(Registered), NYRS-NL 50,707 38,879,085
Broadcom, Inc. 50,707 24,613,178
FormFactor , Inc.* 50,707 1,889,343
Intel Corp. 50,707 2,723,980
KLA Corp. 50,707 17,654,149
Lam Research Corp. 50,707 32,321,149
Microchip Technology, Inc. 50,707 7,257,186
Micron Technology, Inc.* 50,707 3,933,849
NVIDIA Corp. 50,708 9,887,553
NXP Semiconductors NV 50,707 10,465,418
ON Semiconductor Corp.* 50,707 1,980,615
QUALCOMM, Inc. 50,707 7,595,909
Teradyne, Inc. 50,707 6,439,789
Texas Instruments, Inc. 50,707 9,665,768

2 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Xilinx, Inc. 50,707 7,597,937
203,874,281
Software 19.6%
Adobe, Inc.* 50,707 31,520,993
Check Point Software
Technologies Ltd.* 50,707 6,444,860
Citrix Systems, Inc. 50,707 5,108,730
InterDigital , Inc. 50,707 3,341,084
Intuit, Inc. 50,707 26,873,189
J2 Global, Inc.* 50,707 7,163,378
Microsoft Corp. 50,707 14,446,931
NortonLifeLock , Inc. 50,707 1,258,548
Open Text Corp. 50,707 2,632,200
Oracle Corp. 50,707 4,418,608
Progress Software Corp. 50,707 2,311,732
PTC, Inc.* 50,707 6,868,263
salesforce.com, Inc.* 50,707 12,267,545
SAP SE, ADR-DE(a) 50,707 7,287,610
Synopsys, Inc.* 50,707 14,603,109
Teradata Corp.* 50,707 2,518,110
VMware, Inc., Class A*(a) 50,707 7,795,694
Xperi Holding Corp. 50,707 1,053,184
157,913,768
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc. 50,707 7,396,123
HP, Inc. 50,707 1,463,911
NetApp, Inc. 50,707 4,035,770
Seagate Technology Holdings
plc 50,707 4,457,145
Western Digital Corp.* 50,707 3,292,406
Xerox Holdings Corp. 50,707 1,223,560
21,868,915
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 50,707 1,133,302
Total Common Stocks
(cost $215,950,182) 802,223,979
Short-Term Investment 1.8%
Money Market Fund 1.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 14,575,052 14,575,052
Total Short-Term Investment
(cost $14,575,052) 14,575,052
Total Investments
(cost $230,525,234) — 101.5% 816,799,031
Liabilities in excess of other assets — (1.5)% (11,902,493)
NET ASSETS — 100.0%
$ 804,896,538
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $17,784,713, which was collateralized
by cash used to purchase a money market fund with a total
value of $14,575,052 and by $3,873,245 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
9/30/2021 – 11/15/2049; a total value of $18,448,297.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $14,575,052.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 3
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 11 9/2021 USD 3,290,265 66,056
66,056
As of July 31, 2021, the Fund had $217,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

4 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide NYSE Arca Tech 100 Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 5
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 802,223,979 $ – $ – $ 802,223,979
Futures Contracts 66,056 – – 66,056
Short-Term Investment 14,575,052 – – 14,575,052
Total $ 816,865,087 $ – $ – $ 816,865,087
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

6 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 66,056
Total $ 66,056
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 7
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 169,471 183,985
Automobiles 0.3%
Carmax Auto Owner Trust,
Series 2021-1, Class A3,
0.34%, 12/15/2025 900,000 899,625
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 760,000 762,087
1,661,712
Credit Card 0.1%
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 50,006
Chase Issuance Trust, Series
2012-A7, Class A7, 2.16%,
9/15/2024 625,000 639,137
689,143
Total Asset-Backed Securities
(cost $2,493,979)
2,534,840
Commercial Mortgage-Backed Securities 2.2%
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 503,520
Series 2020-C7, Class A5,
2.04%, 4/15/2053 670,000 682,238
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 697,097
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 540,859
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K026, Class A2,
2.51%, 11/25/2022 200,000 204,986
Series K031, Class A2,
3.30%, 4/25/2023(a) 100,000 104,762
Series K033, Class A2,
3.06%, 7/25/2023(a) 100,000 104,689
Series K037, Class A2,
3.49%, 1/25/2024 200,000 213,408
Series K066, Class A2,
3.12%, 6/25/2027 750,000 834,524
Series K739, Class A2,
1.34%, 9/25/2027 620,000 631,379
Series K115, Class A2,
1.38%, 6/25/2030 960,000 962,973
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 242,641
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,200,000 1,275,229
GS Mortgage Securities Trust ,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 750,000 812,714
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 834,058
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C7, Class A4,
2.92%, 2/15/2046 300,000 308,188
Series 2013-C10, Class A5,
4.08%, 7/15/2046(a) 250,000 264,933
Series 2014-C17, Class A5,
3.74%, 8/15/2047 500,000 539,509
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 492,965
Series 2017-H1, Class A5,
3.53%, 6/15/2050 750,000 832,290
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 167,073
Wells Fargo Commercial
Mortgage Trust , Series
2015-SG1, Class A4,
3.79%, 9/15/2048 697,608 757,798
Total Commercial Mortgage-Backed
Securities
(cost $11,492,744) 12,007,833
Corporate Bonds 26.8%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
4.51%, 5/1/2023 200,000 212,504
1.43%, 2/4/2024 250,000 250,663
3.10%, 5/1/2026 200,000 213,627
3.20%, 3/1/2029 150,000 158,333
5.15%, 5/1/2030 250,000 297,697
5.71%, 5/1/2040 200,000 259,871
3.75%, 2/1/2050 250,000 259,836
General Dynamics Corp. ,
4.25%, 4/1/2040 100,000 124,991
L3Harris Technologies, Inc. ,
3.83%, 4/27/2025 250,000 274,986
4.85%, 4/27/2035 55,000 70,399
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 49,573
Lockheed Martin Corp. ,
2.90%, 3/1/2025 300,000 322,665
1.85%, 6/15/2030 200,000 203,221
4.09%, 9/15/2052 100,000 127,444
Northrop Grumman Corp. ,
4.75%, 6/1/2043 150,000 196,613
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 300,000 348,033

8 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Raytheon Technologies Corp.,
4.50%, 6/1/2042 300,000 382,467
Textron, Inc. ,
4.30%, 3/1/2024 250,000 270,247
4,023,170
Air Freight & Logistics 0.1%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 118,149
4.55%, 4/1/2046 150,000 184,974
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 262,379
5.30%, 4/1/2050 100,000 149,540
715,042
Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 200,000 206,957
Auto Components 0.0%
†
Aptiv plc ,
5.40%, 3/15/2049 50,000 69,684
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 75,778
2.65%, 7/1/2027 25,000 26,704
172,166
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 100,000 153,726
General Motors Co. ,
4.20%, 10/1/2027 250,000 281,579
6.25%, 10/2/2043 150,000 208,979
644,284
Banks 4.7%
Australia & New Zealand
Banking Group Ltd. ,
2.63%, 11/9/2022 500,000 515,125
Banco Santander SA ,
2.71%, 6/27/2024 200,000 210,886
4.25%, 4/11/2027 200,000 226,786
Bank of America Corp. ,
4.10%, 7/24/2023 250,000 268,127
4.25%, 10/22/2026 145,000 164,325
3.25%, 10/21/2027 250,000 272,432
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(b) 281,000 308,762
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(b) 250,000 283,439
(SOFR + 2.15%), 2.59%,
4/29/2031(b) 200,000 207,289
(SOFR + 1.32%), 2.69%,
4/22/2032(b) 200,000 208,706
(SOFR + 1.93%), 2.68%,
6/19/2041(b) 50,000 49,351
5.88%, 2/7/2042 25,000 36,479
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b) 250,000 314,273
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(b) 300,000 374,513
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(b) 100,000 120,985
Bank of Nova Scotia (The) ,
2.38%, 1/18/2023 350,000 360,674
2.70%, 8/3/2026 250,000 267,899
Barclays plc ,
4.34%, 1/10/2028 250,000 282,601
4.84%, 5/9/2028 200,000 226,843
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b) 250,000 295,002
BBVA USA ,
3.88%, 4/10/2025 250,000 276,963
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 275,792
Citibank NA ,
3.65%, 1/23/2024 250,000 268,828
Citigroup, Inc. ,
3.75%, 6/16/2024 300,000 325,501
3.70%, 1/12/2026 250,000 277,599
3.40%, 5/1/2026 200,000 220,129
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(b) 200,000 223,800
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(b) 250,000 277,282
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b) 100,000 110,154
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(b) 150,000 170,878
(SOFR + 2.11%), 2.57%,
6/3/2031(b) 200,000 207,118
6.63%, 6/15/2032 182,000 250,529
4.65%, 7/23/2048 200,000 264,868
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 268,290
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 116,179
Cooperatieve Rabobank UA ,
3.38%, 5/21/2025 250,000 274,390
5.25%, 5/24/2041 125,000 175,829
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 250,000 259,588
Discover Bank ,
4.20%, 8/8/2023 250,000 268,671
Fifth Third Bancorp ,
3.95%, 3/14/2028 150,000 174,277

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
4.25%, 3/14/2024 250,000 270,249
4.38%, 11/23/2026 200,000 226,326
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(b) 200,000 232,714
4.95%, 3/31/2030 200,000 243,316
5.25%, 3/14/2044 200,000 264,457
ING Groep NV ,
3.55%, 4/9/2024 400,000 430,763
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 0.73%), 3.56%,
4/23/2024(b) 250,000 262,890
3.63%, 5/13/2024 350,000 379,762
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(b) 200,000 215,579
3.13%, 1/23/2025 250,000 268,682
(SOFR + 1.16%), 2.30%,
10/15/2025(b) 250,000 260,900
3.30%, 4/1/2026 250,000 274,167
4.13%, 12/15/2026 250,000 284,345
8.00%, 4/29/2027 202,000 272,328
(ICE LIBOR USD 3
Month + 1.33%), 4.45%,
12/5/2029(b) 25,000 29,389
(SOFR + 1.51%), 2.74%,
10/15/2030(b) 100,000 105,676
(SOFR + 3.79%), 4.49%,
3/24/2031(b) 200,000 239,204
(SOFR + 2.04%), 2.52%,
4/22/2031(b) 125,000 129,997
(SOFR + 1.51%), 2.53%,
11/19/2041(b) 200,000 195,608
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(b) 250,000 308,590
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(b) 150,000 177,490
(SOFR + 2.44%), 3.11%,
4/22/2051(b) 200,000 208,524
Kreditanstalt fuer
Wiederaufbau ,
1.63%, 2/15/2023 500,000 511,105
0.25%, 10/19/2023 1,000,000 999,670
0.63%, 1/22/2026 100,000 99,826
2.88%, 4/3/2028 200,000 224,022
1.75%, 9/14/2029 100,000 104,711
Landwirtschaftliche
Rentenbank ,
3.13%, 11/14/2023 500,000 531,805
Lloyds Banking Group plc ,
4.05%, 8/16/2023 500,000 534,768
4.50%, 11/4/2024 250,000 277,316
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 230,892
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027 250,000 273,737
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 200,000 213,843
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 277,026
Natwest Group plc ,
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(b) 250,000 299,526
PNC Bank NA ,
2.95%, 1/30/2023 350,000 362,658
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 200,000 212,010
Royal Bank of Canada ,
0.65%, 7/29/2024 200,000 200,204
2.25%, 11/1/2024 250,000 262,203
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 200,000 226,026
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(b) 250,000 251,772
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 250,000 262,914
3.78%, 3/9/2026 250,000 279,773
3.20%, 9/17/2029 250,000 268,765
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 500,000 503,686
0.55%, 3/4/2024 250,000 250,142
2.65%, 6/12/2024 200,000 211,751
Truist Bank ,
2.25%, 3/11/2030 250,000 259,021
US Bancorp ,
3.38%, 2/5/2024 250,000 267,692
2.40%, 7/30/2024 250,000 263,266
Series X, 3.15%, 4/27/2027 250,000 276,751
Wells Fargo & Co. ,
3.75%, 1/24/2024 750,000 806,378
(SOFR + 1.26%), 2.57%,
2/11/2031(b) 250,000 260,923
5.61%, 1/15/2044 333,000 465,648
(SOFR + 4.50%), 5.01%,
4/4/2051(b) 200,000 278,515
Westpac Banking Corp. ,
3.30%, 2/26/2024 150,000 160,899
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b) 200,000 222,687
26,094,049
Beverages 0.6%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 415,000 531,972

10 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Worldwide, Inc. ,
4.60%, 4/15/2048 150,000 186,884
4.50%, 6/1/2050 200,000 248,510
4.75%, 4/15/2058 100,000 127,864
Coca-Cola Co. (The) ,
1.75%, 9/6/2024 250,000 259,924
2.90%, 5/25/2027 100,000 110,244
2.50%, 6/1/2040 200,000 203,172
2.60%, 6/1/2050 100,000 99,774
Constellation Brands, Inc. ,
5.25%, 11/15/2048 100,000 137,559
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 210,105
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 200,000 237,025
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 100,000 113,542
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 105,491
2.85%, 2/24/2026 175,000 189,863
2.75%, 3/19/2030 100,000 108,906
4.45%, 4/14/2046 200,000 263,020
3.45%, 10/6/2046 100,000 114,767
3,248,622
Biotechnology 0.6%
AbbVie, Inc. ,
3.25%, 10/1/2022 200,000 205,364
2.90%, 11/6/2022 500,000 515,619
2.30%, 11/21/2022 100,000 102,530
2.60%, 11/21/2024 300,000 317,377
4.50%, 5/14/2035 135,000 165,881
4.30%, 5/14/2036 100,000 120,657
4.70%, 5/14/2045 50,000 63,364
4.25%, 11/21/2049 325,000 397,587
Amgen, Inc. ,
4.66%, 6/15/2051 279,000 368,760
Baxalta, Inc. ,
4.00%, 6/23/2025 30,000 33,187
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 106,171
2.25%, 5/1/2030 200,000 203,713
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 400,000 429,990
4.75%, 3/1/2046 200,000 260,186
3,290,386
Building Products 0.2%
Allegion plc ,
3.50%, 10/1/2029 100,000 110,571
Carrier Global Corp. ,
2.24%, 2/15/2025 250,000 261,639
2.49%, 2/15/2027 250,000 264,402
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 50,000 54,549
Johnson Controls International
plc ,
4.50%, 2/15/2047 100,000 127,776
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Masco Corp. ,
3.50%, 11/15/2027 100,000 110,688
3.13%, 2/15/2051 30,000 30,511
Owens Corning ,
4.30%, 7/15/2047 50,000 59,342
1,019,478
Capital Markets 1.3%
Ameriprise Financial, Inc. ,
4.00%, 10/15/2023 250,000 269,490
Ares Capital Corp. ,
3.88%, 1/15/2026 200,000 215,865
Bank of New York Mellon
Corp. (The) ,
1.95%, 8/23/2022 250,000 254,488
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 250,000 283,218
4.85%, 3/29/2029 60,000 72,039
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 99,959
CME Group, Inc. ,
5.30%, 9/15/2043 100,000 146,802
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 195,000 283,513
Franklin Resources, Inc. ,
2.80%, 9/15/2022 250,000 256,929
Goldman Sachs Group, Inc.
(The) ,
3.85%, 7/8/2024 300,000 325,663
3.50%, 4/1/2025 300,000 325,711
(ICE LIBOR USD 3 Month +
1.30%), 4.22%, 5/1/2029(b) 350,000 402,564
6.75%, 10/1/2037 100,000 147,999
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(b) 250,000 308,531
6.25%, 2/1/2041 250,000 373,870
Intercontinental Exchange,
Inc. ,
3.75%, 9/21/2028 200,000 226,583
2.10%, 6/15/2030 100,000 100,442
3.00%, 9/15/2060 100,000 100,827
Jefferies Group LLC ,
4.15%, 1/23/2030 100,000 114,282
Moody's Corp. ,
4.50%, 9/1/2022 100,000 103,389
2.55%, 8/18/2060 50,000 45,941
Morgan Stanley ,
3.70%, 10/23/2024 300,000 327,612
3.13%, 7/27/2026 250,000 271,944
4.35%, 9/8/2026 250,000 284,717
3.63%, 1/20/2027 250,000 279,255
3.95%, 4/23/2027 250,000 281,534
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(b) 200,000 235,021
(SOFR + 1.03%), 1.79%,
2/13/2032(b) 250,000 243,051
4.38%, 1/22/2047 250,000 318,343

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 200,000 212,204
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 57,124
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 200,000 242,769
State Street Corp. ,
3.30%, 12/16/2024 155,000 168,712
7,380,391
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
2.05%, 5/15/2030 200,000 206,811
Cabot Corp. ,
4.00%, 7/1/2029 100,000 109,972
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 100,000 118,577
3.60%, 11/15/2050 100,000 111,349
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028 150,000 180,064
Eastman Chemical Co. ,
4.65%, 10/15/2044 100,000 125,061
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 50,000 66,760
Linde, Inc. ,
3.20%, 1/30/2026 250,000 274,756
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 103,000 153,135
LYB International Finance III
LLC ,
2.88%, 5/1/2025 100,000 106,694
LyondellBasell Industries NV ,
4.63%, 2/26/2055 100,000 127,468
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 63,997
Nutrien Ltd. ,
6.13%, 1/15/2041 100,000 145,972
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 107,281
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 150,000 190,248
Westlake Chemical Corp. ,
4.38%, 11/15/2047 100,000 119,609
2,207,754
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
3.20%, 3/15/2025 100,000 107,240
1.45%, 2/15/2031 55,000 53,013
3.05%, 3/1/2050 50,000 52,581
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 63,037
275,871
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 161,449
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Juniper Networks, Inc. ,
3.75%, 8/15/2029 100,000 112,174
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 150,000 164,268
2.30%, 11/15/2030 100,000 99,980
537,871
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 59,518
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 113,891
173,409
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
4.50%, 9/15/2023 200,000 214,009
Ally Financial, Inc. ,
8.00%, 11/1/2031 100,000 145,432
American Express Co. ,
3.63%, 12/5/2024 150,000 164,521
3.13%, 5/20/2026 300,000 328,967
American Honda Finance
Corp. ,
0.88%, 7/7/2023 300,000 302,968
3.45%, 7/14/2023 100,000 106,025
Capital One Financial Corp. ,
3.50%, 6/15/2023 350,000 369,565
3.75%, 4/24/2024 100,000 107,922
3.75%, 3/9/2027 250,000 280,255
Discover Financial Services ,
4.50%, 1/30/2026 100,000 113,700
General Motors Financial Co.,
Inc. ,
5.25%, 3/1/2026 350,000 405,753
4.00%, 10/6/2026 250,000 277,366
John Deere Capital Corp. ,
2.70%, 1/6/2023 200,000 206,877
0.70%, 1/15/2026 100,000 99,436
PACCAR Financial Corp. ,
1.80%, 2/6/2025 200,000 207,700
Synchrony Financial ,
4.50%, 7/23/2025 190,000 212,237
Toyota Motor Credit Corp. ,
3.65%, 1/8/2029 250,000 287,913
3,830,646
Containers & Packaging 0.0%
†
International Paper Co. ,
4.40%, 8/15/2047 25,000 31,749
WRKCo, Inc. ,
4.20%, 6/1/2032 100,000 117,600
149,349
Diversified Consumer Services 0.1%
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 15,076

12 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 57,169
3.30%, 7/15/2056 100,000 119,176
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 35,626
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 25,763
252,810
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
2.75%, 3/15/2023 200,000 207,276
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 119,623
5.00%, 4/20/2048 50,000 64,917
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 282,000 346,006
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 55,546
Shell International Finance
BV ,
6.38%, 12/15/2038 250,000 372,748
3.25%, 4/6/2050 200,000 217,381
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 111,361
1,494,858
Diversified Telecommunication Services 1.0%
AT&T, Inc. ,
4.05%, 12/15/2023(c) 200,000 216,375
4.30%, 2/15/2030 300,000 349,720
2.75%, 6/1/2031 200,000 210,514
2.55%, 12/1/2033(d) 807,000 814,129
4.65%, 6/1/2044 150,000 181,718
3.30%, 2/1/2052 200,000 199,766
3.55%, 9/15/2055(d) 100,000 103,295
3.65%, 9/15/2059(d) 518,000 534,669
Bell Telephone Co. of Canada ,
4.30%, 7/29/2049 100,000 122,706
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(c) 106,000 160,188
Orange SA ,
5.50%, 2/6/2044 100,000 141,246
Telefonica Emisiones SA ,
4.57%, 4/27/2023 200,000 213,434
5.52%, 3/1/2049 150,000 197,758
Verizon Communications, Inc. ,
4.33%, 9/21/2028 254,000 297,912
4.02%, 12/3/2029 300,000 347,262
2.55%, 3/21/2031 250,000 259,927
4.40%, 11/1/2034 300,000 363,865
3.85%, 11/1/2042 175,000 202,758
4.86%, 8/21/2046 200,000 263,181
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
3.55%, 3/22/2051 100,000 108,802
2.99%, 10/30/2056 453,000 440,519
5,729,744
Electric Utilities 1.4%
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 150,000 189,156
Arizona Public Service Co. ,
3.50%, 12/1/2049 100,000 112,203
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 150,000 182,996
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 227,981
DTE Electric Co. ,
3.65%, 3/15/2024 250,000 268,270
3.70%, 3/15/2045 80,000 93,121
Duke Energy Corp. ,
3.95%, 10/15/2023 200,000 213,541
3.75%, 4/15/2024 150,000 161,516
4.20%, 6/15/2049 150,000 173,784
Duke Energy Indiana LLC ,
3.75%, 5/15/2046 250,000 288,380
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 114,930
Emera US Finance LP ,
3.55%, 6/15/2026 250,000 274,769
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 110,680
4.20%, 4/1/2049 150,000 188,620
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 100,000 123,832
Eversource Energy ,
Series H, 3.15%, 1/15/2025 125,000 133,871
3.45%, 1/15/2050 100,000 108,977
Exelon Corp. ,
4.05%, 4/15/2030 300,000 346,712
5.63%, 6/15/2035 250,000 336,176
Florida Power & Light Co. ,
4.13%, 6/1/2048 150,000 192,118
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 108,416
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 95,446
Kentucky Utilities Co. ,
5.13%, 11/1/2040 150,000 200,656
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 11/1/2029 300,000 320,003
Ohio Power Co. ,
4.15%, 4/1/2048 150,000 184,769
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 150,000 211,527
Pacific Gas and Electric Co. ,
4.55%, 7/1/2030 100,000 106,716
2.50%, 2/1/2031 300,000 282,824

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
4.50%, 7/1/2040 200,000 201,905
Public Service Co. of
Colorado ,
Series 34, 3.20%, 3/1/2050 200,000 222,618
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 200,000 242,501
Southern California Edison
Co. ,
4.00%, 4/1/2047 100,000 105,851
Series B, 4.88%, 3/1/2049 100,000 120,083
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 229,470
4.40%, 7/1/2046 250,000 301,106
Tampa Electric Co. ,
3.63%, 6/15/2050 100,000 116,456
Union Electric Co. ,
2.63%, 3/15/2051 100,000 98,197
Virginia Electric and Power
Co. ,
4.45%, 2/15/2044 150,000 190,633
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 250,000 274,719
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 182,256
7,637,785
Electrical Equipment 0.0%
†
Eaton Corp. ,
4.00%, 11/2/2032 150,000 178,226
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 107,142
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 100,000 104,900
Corning, Inc. ,
5.35%, 11/15/2048 100,000 138,431
Flex Ltd. ,
3.75%, 2/1/2026 200,000 219,371
569,844
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
4.08%, 12/15/2047 100,000 115,150
Halliburton Co. ,
5.00%, 11/15/2045 150,000 183,424
NOV, Inc. ,
3.95%, 12/1/2042 50,000 49,851
348,425
Entertainment 0.1%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 100,000 91,298
TWDC Enterprises 18 Corp. ,
3.70%, 12/1/2042 100,000 116,067
3.00%, 7/30/2046 60,000 62,948
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 102,517
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Walt Disney Co. (The),
2.75%, 9/1/2049 100,000 99,504
4.70%, 3/23/2050 50,000 68,218
3.80%, 5/13/2060 200,000 241,468
782,020
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 100,000 118,702
American Tower Corp. ,
3.38%, 5/15/2024 500,000 534,869
3.70%, 10/15/2049 100,000 111,171
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 109,495
2.30%, 3/1/2030 200,000 207,732
Boston Properties LP ,
2.75%, 10/1/2026 150,000 160,928
2.90%, 3/15/2030 100,000 106,012
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 114,149
Camden Property Trust ,
3.35%, 11/1/2049 100,000 113,024
Crown Castle International
Corp. ,
2.25%, 1/15/2031 300,000 300,833
4.00%, 11/15/2049 60,000 68,449
CubeSmart LP ,
3.00%, 2/15/2030 100,000 107,050
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 117,394
Duke Realty LP ,
2.88%, 11/15/2029 40,000 42,803
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 31,622
3.20%, 11/18/2029 35,000 38,107
2.15%, 7/15/2030 100,000 100,595
ERP Operating LP ,
2.85%, 11/1/2026 250,000 269,059
3.00%, 7/1/2029 100,000 109,039
Essex Portfolio LP ,
3.00%, 1/15/2030 150,000 160,519
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 108,619
GLP Capital LP ,
5.38%, 4/15/2026 200,000 231,476
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 100,000 107,973
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 19,000 20,467
2.88%, 1/15/2031 50,000 53,360
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 100,000 105,453
Series H, 3.38%,
12/15/2029 50,000 52,738

14 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 106,997
Kimco Realty Corp. ,
4.45%, 9/1/2047 50,000 61,551
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 112,716
Prologis LP ,
1.25%, 10/15/2030 100,000 95,843
Realty Income Corp. ,
0.75%, 3/15/2026 100,000 98,933
3.25%, 6/15/2029 150,000 164,905
Simon Property Group LP ,
2.00%, 9/13/2024 250,000 259,775
2.45%, 9/13/2029 100,000 104,120
4.75%, 3/15/2042 100,000 126,120
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 95,684
UDR, Inc. ,
3.20%, 1/15/2030 150,000 164,124
Welltower, Inc. ,
4.13%, 3/15/2029 250,000 287,911
Weyerhaeuser Co. ,
7.38%, 3/15/2032 100,000 145,611
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 56,293
5,482,221
Food & Staples Retailing 0.4%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 212,204
Kroger Co. (The) ,
7.50%, 4/1/2031 178,000 256,511
Sysco Corp. ,
3.55%, 3/15/2025 200,000 217,886
6.60%, 4/1/2050 50,000 79,791
Walmart, Inc. ,
2.85%, 7/8/2024 250,000 266,827
3.70%, 6/26/2028 300,000 344,566
3.25%, 7/8/2029 300,000 339,173
5.25%, 9/1/2035 92,000 127,524
6.20%, 4/15/2038 198,000 297,909
2,142,391
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 106,959
4.50%, 3/15/2049 100,000 135,350
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 57,268
4.80%, 3/15/2048 50,000 63,315
Conagra Brands, Inc. ,
7.00%, 10/1/2028 154,000 206,060
5.40%, 11/1/2048 50,000 68,638
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 107,620
Hershey Co. (The) ,
2.45%, 11/15/2029 150,000 160,300
3.13%, 11/15/2049 50,000 54,344
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
J M Smucker Co. (The) ,
4.25%, 3/15/2035 100,000 119,596
Kellogg Co. ,
3.25%, 4/1/2026 40,000 43,890
4.30%, 5/15/2028 250,000 293,040
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 124,226
Mondelez International, Inc. ,
2.63%, 9/4/2050 100,000 95,995
Tyson Foods, Inc. ,
5.10%, 9/28/2048 100,000 134,787
Unilever Capital Corp. ,
2.00%, 7/28/2026 250,000 262,292
2.13%, 9/6/2029 100,000 104,223
5.90%, 11/15/2032 50,000 69,773
2,207,676
Gas Utilities 0.2%
Atmos Energy Corp. ,
4.13%, 10/15/2044 100,000 120,932
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 260,181
ONE Gas, Inc. ,
2.00%, 5/15/2030 200,000 201,323
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 200,000 222,153
Washington Gas Light Co. ,
3.65%, 9/15/2049 50,000 57,789
862,378
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 50,299
3.75%, 11/30/2026 226,000 257,323
4.90%, 11/30/2046 100,000 140,242
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 106,965
Becton Dickinson and Co. ,
4.69%, 12/15/2044 100,000 127,410
Boston Scientific Corp. ,
4.70%, 3/1/2049 100,000 131,146
Danaher Corp. ,
2.60%, 10/1/2050 75,000 73,873
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 47,783
3.25%, 11/15/2039 50,000 54,665
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 135,463
Medtronic, Inc. ,
4.63%, 3/15/2045 100,000 134,263
Stryker Corp. ,
2.90%, 6/15/2050 100,000 103,214
Zimmer Biomet Holdings, Inc. ,
3.55%, 3/20/2030 200,000 222,828
1,585,474

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 27,184
Aetna, Inc. ,
3.88%, 8/15/2047 100,000 113,864
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 100,000 118,011
Anthem, Inc. ,
3.50%, 8/15/2024 100,000 107,865
4.10%, 3/1/2028 200,000 230,485
4.65%, 8/15/2044 250,000 318,890
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 57,929
Cigna Corp. ,
4.13%, 11/15/2025 200,000 224,999
4.90%, 12/15/2048 100,000 132,547
3.40%, 3/15/2050 175,000 188,624
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 65,560
4.35%, 11/1/2042 50,000 59,771
4.19%, 10/1/2049 25,000 29,549
CVS Health Corp. ,
3.70%, 3/9/2023 435,000 456,983
4.30%, 3/25/2028 152,000 175,996
3.75%, 4/1/2030 100,000 113,757
5.05%, 3/25/2048 300,000 399,702
HCA, Inc. ,
5.00%, 3/15/2024 200,000 221,256
4.50%, 2/15/2027 250,000 285,479
Humana, Inc. ,
3.95%, 8/15/2049 100,000 117,173
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 150,000 190,597
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 200,000 213,315
McKesson Corp. ,
3.95%, 2/16/2028 100,000 114,352
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 30,453
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 100,000 95,396
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 24,395
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 17,928
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 58,364
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 14,490
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 44,613
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027 250,000 279,601
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
3.88%, 12/15/2028 200,000 232,358
5.80%, 3/15/2036 200,000 286,345
3.88%, 8/15/2059 150,000 184,216
3.13%, 5/15/2060 50,000 53,513
5,285,560
Hotels, Restaurants & Leisure 0.3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 240,478
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 54,806
3.25%, 2/15/2030 65,000 68,224
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 100,000 104,419
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 100,000 115,391
Series R, 3.13%, 6/15/2026 200,000 213,883
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 111,723
4.88%, 12/9/2045 250,000 330,209
Sands China Ltd. ,
5.40%, 8/8/2028 200,000 233,484
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 111,099
3.50%, 11/15/2050 100,000 110,826
1,694,542
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 89,089
Lennar Corp. ,
5.88%, 11/15/2024 300,000 340,039
PulteGroup, Inc. ,
5.00%, 1/15/2027 200,000 234,500
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 110,002
773,630
Household Products 0.1%
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 100,000 124,497
Kimberly-Clark Corp. ,
3.20%, 7/30/2046 85,000 94,094
2.88%, 2/7/2050 50,000 52,968
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 200,000 223,112
3.50%, 10/25/2047 50,000 60,502
555,173
Independent Power and Renewable Electricity Producers
0.0%
†
Exelon Generation Co. LLC ,
5.60%, 6/15/2042 50,000 60,148
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 75,000 95,904
156,052
Industrial Conglomerates 0.2%
3M Co. ,
5.70%, 3/15/2037 50,000 70,550

16 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
3M Co.,
3.25%, 8/26/2049 125,000 138,955
General Electric Co. ,
3.38%, 3/11/2024 150,000 160,538
6.75%, 3/15/2032 106,000 147,658
6.88%, 1/10/2039 100,000 152,099
Honeywell International, Inc. ,
3.81%, 11/21/2047 100,000 121,379
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 59,999
1.75%, 2/15/2031 100,000 97,870
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 73,291
Trane Technologies
Luxembourg Finance SA ,
3.55%, 11/1/2024 250,000 270,180
1,292,519
Insurance 0.8%
Aflac, Inc. ,
3.63%, 11/15/2024 250,000 274,007
3.60%, 4/1/2030 110,000 125,460
American International Group,
Inc. ,
4.80%, 7/10/2045 100,000 128,367
4.75%, 4/1/2048 150,000 196,171
Aon plc ,
4.75%, 5/15/2045 100,000 131,596
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 283,877
Athene Holding Ltd. ,
4.13%, 1/12/2028 200,000 226,575
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 191,501
4.25%, 1/15/2049 100,000 127,120
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 141,000 155,738
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 250,000 259,335
3.35%, 5/3/2026 45,000 49,606
4.35%, 11/3/2045 100,000 128,597
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 57,039
Globe Life, Inc. ,
2.15%, 8/15/2030 100,000 100,552
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 72,910
Lincoln National Corp. ,
4.35%, 3/1/2048 100,000 122,334
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 113,216
Markel Corp. ,
5.00%, 5/20/2049 50,000 66,564
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 100,000 137,601
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 120,634
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc.,
4.13%, 8/13/2042 200,000 245,147
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 56,713
Progressive Corp. (The) ,
6.25%, 12/1/2032 113,000 159,170
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 154,186
3.70%, 3/13/2051 100,000 116,870
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 100,000 123,916
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 133,000 192,698
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 31,791
XLIT Ltd. ,
4.45%, 3/31/2025 150,000 168,801
4,318,092
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.05%, 8/15/2050 200,000 181,184
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 217,370
398,554
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
4.20%, 12/6/2047 250,000 292,871
Amazon.com, Inc. ,
3.15%, 8/22/2027 350,000 388,385
2.50%, 6/3/2050 200,000 192,505
4.25%, 8/22/2057 200,000 261,234
eBay, Inc. ,
4.00%, 7/15/2042 100,000 114,531
1,249,526
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 96,686
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 88,445
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 211,748
3.50%, 7/1/2029 400,000 446,768
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 58,898
International Business
Machines Corp. ,
5.88%, 11/29/2032 250,000 344,665
4.25%, 5/15/2049 100,000 125,729
Mastercard, Inc. ,
3.95%, 2/26/2048 150,000 183,728
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 36,883
2.30%, 6/1/2030 250,000 262,877

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
Visa, Inc. ,
4.15%, 12/14/2035 150,000 187,547
4.30%, 12/14/2045 100,000 129,560
2,173,534
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 110,302
3.90%, 11/19/2029 50,000 56,322
166,624
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 105,971
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 54,651
Thermo Fisher Scientific, Inc. ,
3.20%, 8/15/2027 250,000 275,973
2.60%, 10/1/2029 65,000 69,208
505,803
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 200,000 215,513
3.25%, 9/19/2049 100,000 112,863
Deere & Co. ,
3.90%, 6/9/2042 100,000 123,833
Dover Corp. ,
5.38%, 3/1/2041 50,000 66,830
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 100,000 136,362
Otis Worldwide Corp. ,
3.11%, 2/15/2040 100,000 105,309
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 54,235
Stanley Black & Decker, Inc. ,
2.30%, 3/15/2030 100,000 104,933
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(b) 50,000 53,500
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(c) 100,000 117,272
1,090,650
Media 0.8%
Charter Communications
Operating LLC ,
4.50%, 2/1/2024 300,000 326,433
3.75%, 2/15/2028 250,000 278,076
6.48%, 10/23/2045 100,000 140,676
4.80%, 3/1/2050 150,000 175,945
3.70%, 4/1/2051 200,000 202,273
Comcast Corp. ,
3.40%, 4/1/2030 100,000 111,588
7.05%, 3/15/2033 105,000 155,453
3.97%, 11/1/2047 296,000 352,097
4.70%, 10/15/2048 450,000 590,339
4.95%, 10/15/2058 25,000 35,335
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Discovery Communications
LLC ,
3.63%, 5/15/2030 100,000 110,256
5.30%, 5/15/2049 125,000 160,762
Fox Corp. ,
5.48%, 1/25/2039 100,000 130,854
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 277,710
Time Warner Cable LLC ,
6.75%, 6/15/2039 50,000 71,048
5.50%, 9/1/2041 100,000 126,457
ViacomCBS, Inc. ,
3.70%, 8/15/2024 250,000 269,991
5.50%, 5/15/2033 82,000 106,066
4.38%, 3/15/2043 200,000 236,358
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 272,456
4,130,173
Metals & Mining 0.2%
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 150,000 209,749
Newmont Corp. ,
5.88%, 4/1/2035 64,000 87,280
Nucor Corp. ,
4.00%, 8/1/2023 250,000 265,765
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 144,000 203,260
Southern Copper Corp. ,
6.75%, 4/16/2040 100,000 139,000
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 59,727
Vale Overseas Ltd. ,
6.25%, 8/10/2026 150,000 180,060
6.88%, 11/10/2039 100,000 141,251
1,286,092
Multiline Retail 0.1%
Target Corp. ,
2.50%, 4/15/2026 250,000 269,021
3.90%, 11/15/2047 100,000 126,570
395,591
Multi-Utilities 0.7%
Ameren Illinois Co. ,
2.70%, 9/1/2022 350,000 357,200
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 271,232
4.25%, 10/15/2050 100,000 124,949
2.85%, 5/15/2051 200,000 199,574
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 135,468
CenterPoint Energy, Inc. ,
2.50%, 9/1/2022 100,000 102,135
CMS Energy Corp. ,
3.00%, 5/15/2026 100,000 108,055
Consolidated Edison Co. of
New York, Inc. ,
5.70%, 6/15/2040 150,000 209,375

18 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Consolidated Edison Co. of
New York, Inc.,
3.95%, 3/1/2043 100,000 115,906
3.70%, 11/15/2059 100,000 109,560
Consumers Energy Co. ,
3.75%, 2/15/2050 150,000 182,609
Dominion Energy, Inc. ,
4.25%, 6/1/2028 250,000 290,736
Series B, 5.95%, 6/15/2035 174,000 240,284
DTE Energy Co. ,
2.95%, 3/1/2030 100,000 107,568
NiSource, Inc. ,
1.70%, 2/15/2031 50,000 48,150
4.38%, 5/15/2047 100,000 122,314
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 108,585
Sempra Energy ,
4.05%, 12/1/2023 200,000 214,455
4.00%, 2/1/2048 150,000 172,277
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 150,000 146,178
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 200,000 195,828
3,562,438
Oil, Gas & Consumable Fuels 2.0%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 250,000 274,716
4.23%, 11/6/2028 150,000 174,839
3.63%, 4/6/2030 200,000 226,612
1.75%, 8/10/2030 200,000 198,071
BP Capital Markets plc ,
3.51%, 3/17/2025 250,000 273,161
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 85,000 115,591
Cenovus Energy, Inc. ,
4.25%, 4/15/2027 300,000 335,815
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 117,136
3.70%, 11/15/2029 65,000 71,716
Chevron Corp. ,
2.36%, 12/5/2022 250,000 255,910
2.95%, 5/16/2026 250,000 272,105
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 274,643
6.00%, 3/1/2041 150,000 224,899
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 216,355
CNOOC Finance 2015 USA
LLC ,
4.38%, 5/2/2028 200,000 227,678
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 100,000 131,905
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ConocoPhillips ,
6.50%, 2/1/2039 200,000 298,509
Devon Energy Corp. ,
5.00%, 6/15/2045 100,000 117,985
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(c) 50,000 55,181
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 100,000 160,972
Energy Transfer LP ,
4.25%, 3/15/2023 250,000 261,758
4.75%, 1/15/2026 100,000 112,764
5.50%, 6/1/2027 200,000 237,440
5.25%, 4/15/2029 100,000 119,166
3.75%, 5/15/2030 200,000 218,192
6.50%, 2/1/2042 150,000 197,182
5.00%, 5/15/2050 100,000 117,515
Enterprise Products Operating
LLC ,
6.13%, 10/15/2039 90,000 127,904
4.80%, 2/1/2049 75,000 94,864
4.95%, 10/15/2054 200,000 258,617
Equinor ASA ,
3.25%, 11/18/2049 100,000 108,033
3.70%, 4/6/2050 100,000 117,725
Exxon Mobil Corp. ,
1.57%, 4/15/2023 100,000 102,128
3.18%, 3/15/2024 200,000 213,195
2.71%, 3/6/2025 250,000 266,531
2.99%, 3/19/2025 200,000 214,726
3.48%, 3/19/2030 200,000 227,306
4.23%, 3/19/2040 200,000 244,159
4.11%, 3/1/2046 100,000 121,806
Hess Corp. ,
4.30%, 4/1/2027 100,000 111,755
7.30%, 8/15/2031 127,000 173,756
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 144,000 189,244
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 150,000 186,257
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 100,000 114,947
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 108,125
Marathon Petroleum Corp. ,
6.50%, 3/1/2041 100,000 140,334
MPLX LP ,
4.50%, 7/15/2023 150,000 160,037
2.65%, 8/15/2030 100,000 102,663
4.70%, 4/15/2048 150,000 176,082
ONEOK, Inc. ,
3.10%, 3/15/2030 100,000 105,813
4.95%, 7/13/2047 150,000 179,697
Phillips 66 ,
5.88%, 5/1/2042 100,000 139,865
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 100,000 107,265

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 291,418
Suncor Energy, Inc. ,
5.95%, 5/15/2035 89,000 118,858
4.00%, 11/15/2047 100,000 114,259
TotalEnergies Capital
International SA ,
3.70%, 1/15/2024 500,000 538,474
3.46%, 2/19/2029 100,000 112,690
3.46%, 7/12/2049 100,000 110,285
TransCanada PipeLines Ltd. ,
4.10%, 4/15/2030 150,000 173,736
5.10%, 3/15/2049 150,000 200,535
Valero Energy Corp. ,
6.63%, 6/15/2037 100,000 138,744
Williams Cos., Inc. (The) ,
5.40%, 3/4/2044 100,000 128,405
11,308,054
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 80,275
Personal Products 0.1%
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 250,000 261,181
3.13%, 12/1/2049 100,000 110,806
371,987
Pharmaceuticals 1.0%
AstraZeneca plc ,
3.38%, 11/16/2025 250,000 275,438
4.38%, 8/17/2048 150,000 197,918
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 340,792
3.20%, 6/15/2026 200,000 220,252
5.00%, 8/15/2045 190,000 264,846
4.25%, 10/26/2049 100,000 129,085
Eli Lilly & Co. ,
2.25%, 5/15/2050 200,000 186,240
GlaxoSmithKline Capital plc ,
3.38%, 6/1/2029 250,000 282,010
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 189,934
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 384,697
3.63%, 3/3/2037 250,000 296,523
3.75%, 3/3/2047 100,000 123,373
Merck & Co., Inc. ,
3.40%, 3/7/2029 100,000 113,199
4.15%, 5/18/2043 100,000 126,424
4.00%, 3/7/2049 100,000 124,221
Mylan, Inc. ,
4.55%, 4/15/2028 150,000 174,053
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 105,102
4.00%, 11/20/2045 100,000 124,816
2.75%, 8/14/2050 50,000 52,315
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc. ,
3.00%, 12/15/2026 250,000 276,534
4.13%, 12/15/2046 200,000 252,659
Pharmacia LLC ,
6.60%, 12/1/2028(c) 123,000 166,217
Royalty Pharma plc ,
3.55%, 9/2/2050(d) 100,000 101,474
Sanofi ,
3.63%, 6/19/2028 250,000 287,426
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 200,000 208,315
Viatris, Inc. ,
3.85%, 6/22/2040(d) 200,000 218,037
Zoetis, Inc. ,
3.25%, 2/1/2023 250,000 258,865
4.50%, 11/13/2025 115,000 131,052
4.70%, 2/1/2043 100,000 131,467
5,743,284
Professional Services 0.0%
†
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 153,266
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 323,004
5.05%, 3/1/2041 300,000 406,514
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 158,372
6.20%, 6/1/2036 64,000 92,931
Canadian Pacific Railway Co. ,
4.80%, 8/1/2045 150,000 196,604
CSX Corp. ,
5.50%, 4/15/2041 100,000 138,687
3.95%, 5/1/2050 150,000 179,935
Kansas City Southern ,
4.20%, 11/15/2069 50,000 58,665
Norfolk Southern Corp. ,
2.90%, 2/15/2023 92,000 94,680
2.55%, 11/1/2029 50,000 53,116
4.45%, 6/15/2045 50,000 62,597
4.05%, 8/15/2052 132,000 161,313
Ryder System, Inc. ,
2.50%, 9/1/2024 45,000 47,258
2.90%, 12/1/2026 90,000 97,076
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 114,830
3.25%, 2/5/2050 200,000 215,050
3.95%, 8/15/2059 100,000 119,389
3.84%, 3/20/2060 25,000 29,368
2,549,389
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 75,054
Broadcom, Inc. ,
4.15%, 11/15/2030 300,000 340,046

20 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc.,
3.47%, 4/15/2034(d) 350,000 372,657
Intel Corp. ,
3.70%, 7/29/2025 150,000 165,738
3.75%, 3/25/2027 100,000 113,305
2.45%, 11/15/2029 100,000 105,393
3.90%, 3/25/2030 200,000 233,292
4.10%, 5/11/2047 100,000 121,476
4.75%, 3/25/2050 150,000 200,596
KLA Corp. ,
4.65%, 11/1/2024 215,000 240,113
3.30%, 3/1/2050 50,000 54,211
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 159,893
1.90%, 6/15/2030 60,000 61,065
2.88%, 6/15/2050 55,000 57,044
Micron Technology, Inc. ,
4.19%, 2/15/2027 250,000 283,147
NVIDIA Corp. ,
3.50%, 4/1/2050 100,000 115,457
NXP BV ,
4.30%, 6/18/2029(d) 150,000 174,214
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 97,554
4.65%, 5/20/2035 250,000 323,507
Texas Instruments, Inc. ,
4.15%, 5/15/2048 100,000 129,503
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 105,932
3,529,197
Software 0.7%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 75,800
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 258,152
2.40%, 8/8/2026 465,000 497,701
3.50%, 2/12/2035 65,000 77,159
3.45%, 8/8/2036 120,000 141,925
2.92%, 3/17/2052 330,000 355,593
2.68%, 6/1/2060 191,000 192,588
Oracle Corp. ,
2.40%, 9/15/2023 350,000 363,193
2.95%, 5/15/2025 150,000 160,087
2.65%, 7/15/2026 145,000 153,896
2.80%, 4/1/2027 400,000 427,736
2.95%, 4/1/2030 200,000 213,871
4.30%, 7/8/2034 150,000 177,519
3.60%, 4/1/2040 300,000 320,997
3.60%, 4/1/2050 275,000 287,168
3.85%, 4/1/2060 150,000 160,630
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 71,753
3,935,768
Specialty Retail 0.2%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 25,140
AutoZone, Inc. ,
3.13%, 4/18/2024 250,000 266,136
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The) ,
5.88%, 12/16/2036 25,000 36,268
4.40%, 3/15/2045 200,000 258,284
4.50%, 12/6/2048 100,000 133,632
3.13%, 12/15/2049 100,000 108,644
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 200,000 226,370
3.00%, 10/15/2050 150,000 151,531
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 115,951
1,321,956
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
0.75%, 5/11/2023 500,000 504,315
3.45%, 5/6/2024 300,000 324,067
2.50%, 2/9/2025 170,000 180,175
2.45%, 8/4/2026 190,000 202,746
3.00%, 11/13/2027 100,000 109,936
1.65%, 5/11/2030 25,000 25,091
3.85%, 5/4/2043 250,000 300,471
4.38%, 5/13/2045 145,000 185,510
4.65%, 2/23/2046 230,000 308,952
3.85%, 8/4/2046 75,000 90,299
Dell International LLC ,
8.35%, 7/15/2046 150,000 245,542
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(c) 50,000 69,262
HP, Inc. ,
6.00%, 9/15/2041 50,000 65,636
2,612,002
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 100,000 109,824
3.38%, 11/1/2046 100,000 114,885
224,709
Thrifts & Mortgage Finance 0.1%
BPCE SA ,
4.00%, 4/15/2024 250,000 272,919
Tobacco 0.3%
Altria Group, Inc. ,
3.40%, 5/6/2030 200,000 215,325
4.25%, 8/9/2042 100,000 106,558
3.88%, 9/16/2046 200,000 202,553
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 159,373
3.56%, 8/15/2027 200,000 216,462
4.39%, 8/15/2037 100,000 109,924
4.76%, 9/6/2049 50,000 55,252
3.98%, 9/25/2050 100,000 99,481
Philip Morris International,
Inc. ,
4.13%, 3/4/2043 200,000 231,693
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 111,145

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Reynolds American, Inc.,
5.70%, 8/15/2035 75,000 92,677
1,600,443
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
2.25%, 1/15/2023 250,000 256,270
3.63%, 12/1/2027 250,000 272,060
Aircastle Ltd. ,
5.00%, 4/1/2023 50,000 53,423
4.13%, 5/1/2024 100,000 107,000
GATX Corp. ,
4.00%, 6/30/2030 200,000 228,664
917,417
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 150,000 185,688
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
2.88%, 5/7/2030 200,000 212,268
6.38%, 3/1/2035 123,000 177,150
Rogers Communications, Inc. ,
5.00%, 3/15/2044 150,000 190,198
T-Mobile USA, Inc. ,
3.88%, 4/15/2030 200,000 225,818
2.55%, 2/15/2031 300,000 307,095
4.50%, 4/15/2050 100,000 122,331
Vodafone Group plc ,
4.88%, 6/19/2049 100,000 127,540
4.25%, 9/17/2050 140,000 165,486
1,527,886
Total Corporate Bonds
(cost $135,408,412)
148,612,090
Foreign Government Securities 1.8%
CANADA 0.3%
Export Development Canada ,
2.50%, 1/24/2023 500,000 517,117
Province of Alberta ,
2.95%, 1/23/2024 250,000 265,701
3.30%, 3/15/2028 100,000 113,282
Province of New Brunswick ,
3.63%, 2/24/2028 100,000 115,806
Province of Ontario ,
1.13%, 10/7/2030 500,000 485,151
Province of Quebec ,
7.50%, 9/15/2029 200,000 291,957
1,789,014
CHILE 0.0%
†
Republic of Chile ,
3.10%, 1/22/2061 200,000 192,258
Foreign Government Securities
Principal
Amount ($) Value ($)
GERMANY 0.1%
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 400,000 423,711
HUNGARY 0.1%
Hungary Government Bond ,
5.75%, 11/22/2023 200,000 223,895
5.38%, 3/25/2024 500,000 562,256
786,151
INDONESIA 0.1%
Republic of Indonesia ,
3.85%, 10/15/2030 200,000 224,142
4.35%, 1/11/2048 250,000 285,692
509,834
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 250,000 262,899
4.13%, 1/17/2048 200,000 245,904
508,803
ITALY 0.1%
Italian Republic Government
Bond ,
6.88%, 9/27/2023 200,000 226,077
2.38%, 10/17/2024 200,000 208,622
2.88%, 10/17/2029 200,000 212,233
646,932
JAPAN 0.3%
Japan Bank for International
Cooperation ,
3.38%, 10/31/2023 1,000,000 1,066,780
2.00%, 10/17/2029 500,000 526,597
1,593,377
MEXICO 0.1%
United Mexican States ,
5.55%, 1/21/2045 200,000 243,902
5.00%, 4/27/2051 300,000 343,530
5.75%, 10/12/2110 200,000 240,460
827,892
PANAMA 0.1%
Republic of Panama ,
6.70%, 1/26/2036 250,000 341,253
PERU 0.1%
Republic of Peru ,
3.30%, 3/11/2041 200,000 195,000
2.78%, 12/1/2060 200,000 171,800
366,800
PHILIPPINES 0.2%
Republic of Philippines ,
7.75%, 1/14/2031 350,000 515,852
6.38%, 10/23/2034 250,000 352,779
868,631

22 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0.0%
†
Republic of Poland ,
4.00%, 1/22/2024 250,000 271,510
SOUTH KOREA 0.2%
Export-Import Bank of Korea ,
2.88%, 1/21/2025 350,000 374,208
Republic of Korea ,
5.63%, 11/3/2025 200,000 239,398
2.50%, 6/19/2029 200,000 216,098
829,704
URUGUAY 0.0%
†
Oriental Republic of Uruguay ,
5.10%, 6/18/2050 200,000 261,972
Total Foreign Government Securities
(cost $9,552,545)
10,217,842
Mortgage-Backed Securities 27.1%
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 94 100
Pool# D60780
8.00%, 6/1/2025 328 338
Pool# G30267
5.00%, 8/1/2025 49,247 53,806
Pool# J18127
3.00%, 3/1/2027 83,403 88,360
Pool# J18702
3.00%, 3/1/2027 77,692 82,296
Pool# J19106
3.00%, 5/1/2027 35,518 37,640
Pool# J20471
3.00%, 9/1/2027 154,988 164,251
Pool# D82854
7.00%, 10/1/2027 80 81
Pool# G14609
3.00%, 11/1/2027 215,929 228,781
Pool# C00566
7.50%, 12/1/2027 379 432
Pool# G15100
2.50%, 7/1/2028 71,748 75,596
Pool# C18271
7.00%, 11/1/2028 1,246 1,378
Pool# C00678
7.00%, 11/1/2028 433 495
Pool# C00836
7.00%, 7/1/2029 292 337
Pool# C31285
7.00%, 9/1/2029 468 514
Pool# C31282
7.00%, 9/1/2029 40 41
Pool# C37436
8.00%, 1/1/2030 768 902
Pool# C36429
7.00%, 2/1/2030 392 404
Pool# C36306
7.00%, 2/1/2030 386 401
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00921
7.50%, 2/1/2030 531 623
Pool# G01108
7.00%, 4/1/2030 194 222
Pool# C37703
7.50%, 4/1/2030 424 446
Pool# G18552
3.00%, 5/1/2030 359,119 380,574
Pool# J32257
3.00%, 7/1/2030 25,283 26,794
Pool# J32255
3.00%, 7/1/2030 21,557 22,852
Pool# C41561
8.00%, 8/1/2030 1,225 1,277
Pool# C01051
8.00%, 9/1/2030 883 1,050
Pool# C43550
7.00%, 10/1/2030 907 937
Pool# C44017
7.50%, 10/1/2030 286 290
Pool# C43967
8.00%, 10/1/2030 2,026 2,034
Pool# C44957
8.00%, 11/1/2030 557 569
Pool# C01106
7.00%, 12/1/2030 3,719 4,255
Pool# C01103
7.50%, 12/1/2030 443 530
Pool# C46932
7.50%, 1/1/2031 417 433
Pool# C01116
7.50%, 1/1/2031 362 427
Pool# G01217
7.00%, 3/1/2031 4,221 4,877
Pool# C48206
7.50%, 3/1/2031 1,105 1,109
Pool# C91366
4.50%, 4/1/2031 59,402 64,893
Pool# G18601
3.00%, 5/1/2031 19,950 21,127
Pool# G18605
3.00%, 6/1/2031 10,560 11,190
Pool# C91377
4.50%, 6/1/2031 32,285 35,274
Pool# C53324
7.00%, 6/1/2031 1,015 1,083
Pool# C01209
8.00%, 6/1/2031 214 217
Pool# C54792
7.00%, 7/1/2031 1,203 1,243
Pool# J35107
2.50%, 8/1/2031 28,998 30,590
Pool# G01309
7.00%, 8/1/2031 535 611
Pool# G01311
7.00%, 9/1/2031 4,567 5,241
Pool# C01222
7.00%, 9/1/2031 545 642
Pool# G01315
7.00%, 9/1/2031 151 174

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J35522
2.50%, 10/1/2031 127,681 134,410
Pool# C58694
7.00%, 10/1/2031 2,807 3,076
Pool# C60012
7.00%, 11/1/2031 453 468
Pool# C61298
8.00%, 11/1/2031 1,615 1,658
Pool# J35957
2.50%, 12/1/2031 227,083 239,049
Pool# C61105
7.00%, 12/1/2031 3,466 3,750
Pool# C01305
7.50%, 12/1/2031 455 513
Pool# C63171
7.00%, 1/1/2032 3,330 3,798
Pool# V61548
2.50%, 2/1/2032 249,763 263,504
Pool# G01391
7.00%, 4/1/2032 7,497 8,674
Pool# C01345
7.00%, 4/1/2032 2,368 2,800
Pool# C01370
8.00%, 4/1/2032 660 756
Pool# G16285
3.50%, 5/1/2032 18,493 20,020
Pool# C01381
8.00%, 5/1/2032 7,604 8,937
Pool# C68290
7.00%, 6/1/2032 1,527 1,670
Pool# C68300
7.00%, 6/1/2032 639 641
Pool# G01449
7.00%, 7/1/2032 4,789 5,516
Pool# C69908
7.00%, 8/1/2032 15,842 17,999
Pool# C91558
3.50%, 9/1/2032 68,423 73,456
Pool# G16407
2.50%, 1/1/2033 93,402 99,010
Pool# G16408
2.50%, 1/1/2033 52,326 55,340
Pool# G01536
7.00%, 3/1/2033 6,414 7,512
Pool# G30646
3.00%, 5/1/2033 111,757 119,528
Pool# G30642
3.00%, 5/1/2033 56,561 60,471
Pool# K90535
3.00%, 5/1/2033 23,672 25,311
Pool# A16419
6.50%, 11/1/2033 10,060 11,314
Pool# A16522
6.50%, 12/1/2033 13,513 15,914
Pool# C01806
7.00%, 1/1/2034 8,049 8,566
Pool# A21356
6.50%, 4/1/2034 31,839 36,818
Pool# C01851
6.50%, 4/1/2034 16,269 19,067
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A24301
6.50%, 5/1/2034 18,604 20,924
Pool# A22067
6.50%, 5/1/2034 14,940 17,533
Pool# A24988
6.50%, 7/1/2034 7,424 8,350
Pool# G01741
6.50%, 10/1/2034 5,394 6,182
Pool# G08023
6.50%, 11/1/2034 11,588 13,802
Pool# A33137
6.50%, 1/1/2035 2,531 2,847
Pool# G08064
6.50%, 4/1/2035 5,911 7,010
Pool# G01947
7.00%, 5/1/2035 5,548 6,442
Pool# G08088
6.50%, 10/1/2035 56,238 67,023
Pool# A39759
5.50%, 11/1/2035 4,117 4,742
Pool# A40376
5.50%, 12/1/2035 2,690 3,094
Pool# A42305
5.50%, 1/1/2036 5,791 6,557
Pool# A41548
7.00%, 1/1/2036 7,925 8,310
Pool# G08111
5.50%, 2/1/2036 13,798 16,017
Pool# A43886
5.50%, 3/1/2036 211,163 243,103
Pool# A43861
5.50%, 3/1/2036 32,727 36,661
Pool# G08116
5.50%, 3/1/2036 15,591 18,099
Pool# A43534
6.50%, 3/1/2036 1,437 1,617
Pool# A48735
5.50%, 5/1/2036 4,805 5,365
Pool# G08136
6.50%, 6/1/2036 6,346 7,500
Pool# A53039
6.50%, 10/1/2036 30,882 34,733
Pool# C91982
3.50%, 3/1/2038 63,246 67,488
Pool# G04251
6.50%, 4/1/2038 3,468 4,062
Pool# G04569
6.50%, 8/1/2038 4,184 4,768
Pool# C92013
3.50%, 9/1/2038 110,524 117,589
Pool# A84252
6.50%, 1/1/2039 14,790 17,000
Pool# A84287
6.50%, 1/1/2039 7,696 9,008
Pool# G05535
4.50%, 7/1/2039 404,305 450,312
Pool# G60342
4.50%, 5/1/2042 87,581 97,412
Pool# G60195
4.00%, 6/1/2042 219,076 241,619

24 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07158
3.50%, 10/1/2042 103,744 112,525
Pool# Q12051
3.50%, 10/1/2042 81,889 88,848
Pool# G07163
3.50%, 10/1/2042 77,248 84,272
Pool# Q11532
3.50%, 10/1/2042 65,295 71,220
Pool# Q12052
3.50%, 10/1/2042 36,776 40,014
Pool# C09020
3.50%, 11/1/2042 309,623 336,887
Pool# G07264
3.50%, 12/1/2042 128,500 139,421
Pool# Q14292
3.50%, 1/1/2043 33,942 37,029
Pool# Q14881
3.50%, 1/1/2043 31,668 34,445
Pool# V80002
2.50%, 4/1/2043 201,672 212,139
Pool# Q16915
3.00%, 4/1/2043 376,523 406,050
Pool# Q17675
3.50%, 4/1/2043 173,362 189,112
Pool# Q18523
3.50%, 5/1/2043 301,703 328,251
Pool# Q18751
3.50%, 6/1/2043 467,912 508,809
Pool# G07410
3.50%, 7/1/2043 68,351 75,178
Pool# Q20332
3.50%, 7/1/2043 12,876 14,009
Pool# G07459
3.50%, 8/1/2043 267,529 291,068
Pool# Q26869
4.00%, 6/1/2044 397,431 438,395
Pool# G07946
4.00%, 7/1/2044 71,838 79,258
Pool# Q28607
3.50%, 9/1/2044 70,999 77,480
Pool# G61231
3.50%, 9/1/2044 12,362 13,443
Pool# G08609
3.50%, 10/1/2044 29,007 31,294
Pool# Q30833
4.00%, 1/1/2045 6,843 7,543
Pool# G60400
4.50%, 1/1/2045 64,451 71,641
Pool# Q34165
4.00%, 6/1/2045 167,035 184,196
Pool# V81873
4.00%, 8/1/2045 14,768 16,087
Pool# G08669
4.00%, 9/1/2045 79,916 86,996
Pool# Q38357
4.00%, 1/1/2046 6,667 7,286
Pool# G61365
4.50%, 1/1/2046 65,360 71,892
Pool# G08697
3.00%, 3/1/2046 110,012 116,500
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q39440
4.00%, 3/1/2046 4,907 5,319
Pool# G08704
4.50%, 4/1/2046 12,274 13,413
Pool# Q40097
4.50%, 4/1/2046 1,311 1,418
Pool# G60582
3.50%, 5/1/2046 81,234 88,624
Pool# Q40718
3.50%, 5/1/2046 21,288 22,873
Pool# G08707
4.00%, 5/1/2046 99,638 107,968
Pool# G08708
4.50%, 5/1/2046 8,829 9,648
Pool# Q40728
4.50%, 5/1/2046 1,190 1,287
Pool# Q41548
3.00%, 7/1/2046 19,996 21,248
Pool# Q41903
3.50%, 7/1/2046 128,199 137,883
Pool# Q41491
3.50%, 7/1/2046 11,805 12,632
Pool# Q41935
3.50%, 7/1/2046 9,714 10,617
Pool# G61791
4.00%, 7/1/2046 11,831 12,917
Pool# Q41947
4.50%, 7/1/2046 4,103 4,480
Pool# G08715
3.00%, 8/1/2046 152,599 161,535
Pool# Q42596
3.50%, 8/1/2046 104,389 112,300
Pool# Q42393
3.50%, 8/1/2046 19,174 20,484
Pool# Q42203
3.50%, 8/1/2046 14,770 15,839
Pool# G61323
3.00%, 9/1/2046 181,944 194,417
Pool# G08721
3.00%, 9/1/2046 114,401 121,082
Pool# V82617
3.50%, 9/1/2046 79,769 86,541
Pool# G08722
3.50%, 9/1/2046 17,303 18,604
Pool# G60733
4.50%, 9/1/2046 30,053 33,383
Pool# G60722
3.00%, 10/1/2046 286,511 307,657
Pool# Q44035
3.00%, 10/1/2046 150,228 158,966
Pool# G61815
4.00%, 10/1/2046 9,037 9,829
Pool# G61257
3.00%, 11/1/2046 291,695 307,871
Pool# Q44452
3.00%, 11/1/2046 62,788 66,324
Pool# G08732
3.00%, 11/1/2046 18,434 19,617
Pool# Q44473
3.50%, 11/1/2046 15,728 16,783

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q44223
3.50%, 11/1/2046 9,373 9,987
Pool# G08734
4.00%, 11/1/2046 160,411 173,665
Pool# G08737
3.00%, 12/1/2046 784,777 830,198
Pool# G60989
3.00%, 12/1/2046 111,773 119,333
Pool# Q45878
3.00%, 12/1/2046 22,063 23,306
Pool# Q45024
3.50%, 12/1/2046 48,536 53,204
Pool# G61862
3.50%, 12/1/2046 19,364 20,831
Pool# G08741
3.00%, 1/1/2047 160,744 170,889
Pool# G08747
3.00%, 2/1/2047 268,648 286,041
Pool# G08748
3.50%, 2/1/2047 27,627 29,550
Pool# G08749
4.00%, 2/1/2047 224,672 242,288
Pool# G08751
3.50%, 3/1/2047 117,586 125,548
Pool# Q47592
3.50%, 4/1/2047 43,975 46,854
Pool# Q47484
3.50%, 4/1/2047 27,593 29,750
Pool# G60988
3.00%, 5/1/2047 621,920 668,172
Pool# Q48098
3.50%, 5/1/2047 105,991 114,272
Pool# G61390
3.00%, 6/1/2047 215,350 228,391
Pool# V83270
3.50%, 7/1/2047 40,017 42,669
Pool# G08770
3.50%, 7/1/2047 34,154 36,487
Pool# G61339
3.00%, 8/1/2047 59,037 62,416
Pool# G08774
3.50%, 8/1/2047 55,958 59,593
Pool# Q49917
3.50%, 8/1/2047 31,676 33,760
Pool# Q53085
3.00%, 9/1/2047 43,954 46,668
Pool# G61295
3.50%, 9/1/2047 115,874 126,727
Pool# G08779
3.50%, 9/1/2047 94,749 100,880
Pool# G61622
3.00%, 10/1/2047 142,556 151,289
Pool# G08785
4.00%, 10/1/2047 6,872 7,353
Pool# Q52075
4.00%, 11/1/2047 124,129 133,402
Pool# V83598
3.50%, 12/1/2047 34,235 36,440
Pool# G67707
3.50%, 1/1/2048 138,580 153,217
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61311
3.50%, 2/1/2048 161,981 172,557
Pool# T65458
3.50%, 2/1/2048 127,028 132,667
Pool# G08800
3.50%, 2/1/2048 15,832 16,861
Pool# Q54460
4.00%, 2/1/2048 95,299 104,823
Pool# G08801
4.00%, 2/1/2048 47,679 51,094
Pool# G61298
4.00%, 2/1/2048 12,170 13,327
Pool# G61929
3.50%, 3/1/2048 43,925 46,814
Pool# Q54727
3.50%, 3/1/2048 40,065 42,692
Pool# Q55401
5.00%, 4/1/2048 11,152 12,285
Pool# V84237
3.50%, 5/1/2048 132,820 141,069
Pool# G08820
4.50%, 5/1/2048 154,899 167,664
Pool# G67713
4.00%, 6/1/2048 20,704 22,671
Pool# G67712
4.00%, 6/1/2048 13,692 15,209
Pool# G08817
4.00%, 6/1/2048 10,437 11,153
Pool# G08827
4.50%, 7/1/2048 85,931 92,793
Pool# Q57401
4.50%, 7/1/2048 28,536 31,368
Pool# Q57402
4.50%, 7/1/2048 11,409 12,501
Pool# G08831
4.00%, 8/1/2048 88,906 95,054
Pool# G67716
4.50%, 10/1/2048 85,304 94,579
Pool# G08843
4.50%, 10/1/2048 23,125 24,992
Pool# V85044
4.00%, 12/1/2048 38,916 42,165
Pool# G61846
4.00%, 1/1/2049 179 192
Pool# V85139
4.50%, 1/1/2049 11,389 12,277
Pool# V85279
3.50%, 4/1/2049 33,281 35,987
FHLMC Non Gold Pool
Pool# 1B8478
2.43%, 7/1/2041(a) 34,170 36,182
Pool# 2B0108
2.34%, 1/1/2042(a) 1,556 1,575
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 516,298 546,014
Pool# SB0218
3.00%, 10/1/2033 60,355 63,712
Pool# SB0095
3.50%, 7/1/2034 87,801 94,245

26 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8500
2.50%, 7/1/2035 336,933 357,636
Pool# SB0479
2.50%, 10/1/2035 73,181 76,950
Pool# RC1826
2.00%, 2/1/2036 316,020 328,161
Pool# RC1887
2.00%, 3/1/2036 482,852 502,895
Pool# RC2049
2.00%, 6/1/2036 764,047 793,541
Pool# RC2045
2.00%, 6/1/2036 25,717 26,705
Pool# QA2226
3.00%, 7/1/2046 349,553 370,154
Pool# ZS4688
3.00%, 11/1/2046 135,629 144,292
Pool# ZS4693
3.00%, 12/1/2046 513,281 542,825
Pool# ZM2339
3.50%, 1/1/2047 82,372 87,721
Pool# ZS4746
3.00%, 12/1/2047 407,540 428,561
Pool# ZA6139
4.50%, 12/1/2048 80,573 86,814
Pool# ZA6536
4.00%, 3/1/2049 19,422 20,742
Pool# ZA6380
4.00%, 3/1/2049 18,747 20,016
Pool# RA1859
3.00%, 12/1/2049 290,437 304,315
Pool# QA8965
3.00%, 4/1/2050 314,324 330,007
Pool# RA2579
3.00%, 5/1/2050 117,600 123,524
Pool# RA2621
4.00%, 5/1/2050 86,579 92,328
Pool# RA3022
2.50%, 6/1/2050 263,587 274,867
Pool# SD7521
2.50%, 7/1/2050 706,689 744,649
Pool# SD7523
2.50%, 8/1/2050 335,869 353,465
Pool# RA3382
3.00%, 8/1/2050 253,424 269,894
Pool# SD0514
2.00%, 10/1/2050 263,490 269,846
Pool# RA3723
2.00%, 10/1/2050 143,074 145,995
Pool# RA3935
2.50%, 11/1/2050 551,536 574,942
Pool# RA3932
2.50%, 11/1/2050 294,076 308,714
Pool# RA3987
2.50%, 11/1/2050 185,253 193,115
Pool# RA3934
2.50%, 11/1/2050 161,745 168,899
Pool# RA4411
2.50%, 1/1/2051 917,978 957,246
Pool# RA4351
2.50%, 1/1/2051 336,545 350,828
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4410
2.50%, 1/1/2051 268,365 280,714
Pool# RA4652
2.00%, 2/1/2051 1,568,524 1,601,547
Pool# RA4493
2.00%, 2/1/2051 951,183 970,619
Pool# QB9104
2.00%, 2/1/2051 417,078 425,600
Pool# RA4737
2.00%, 3/1/2051 1,218,639 1,243,918
Pool# RA4718
2.00%, 3/1/2051 706,681 721,128
Pool# RA4727
2.00%, 3/1/2051 366,344 374,057
Pool# SD7537
2.00%, 3/1/2051 174,111 177,996
Pool# SD8140
2.00%, 4/1/2051 1,700,167 1,734,907
Pool# SD8146
2.00%, 5/1/2051 3,759,452 3,836,273
Pool# QC2070
2.00%, 5/1/2051 74,167 75,958
Pool# RA5436
2.00%, 6/1/2051 223,711 228,282
Pool# RA5373
2.00%, 6/1/2051 100,727 103,160
Pool# RA5398
2.00%, 7/1/2051 275,000 281,642
FNMA Pool
Pool# AC9890
1.96%, 4/1/2040(a) 197,790 208,129
Pool# AJ1249
2.32%, 9/1/2041(a) 42,114 44,446
Pool# AL1437
2.15%, 1/1/2042(a) 10,882 11,468
Pool# AK0714
2.18%, 2/1/2042(a) 2,121 2,170
Pool# AP1961
1.95%, 8/1/2042(a) 23,379 24,588
Pool# BF0203
3.00%, 2/1/2047 255,831 273,879
Pool# BF0206
4.00%, 2/1/2047 50,832 55,958
Pool# BF0200
3.50%, 11/1/2051 269,853 295,079
FNMA UMBS Pool
Pool# 969977
5.00%, 5/1/2023 15,832 16,481
Pool# AA2549
4.00%, 4/1/2024 16,474 17,498
Pool# 935348
5.50%, 6/1/2024 4,764 4,801
Pool# AC1374
4.00%, 8/1/2024 22,166 23,543
Pool# AC1529
4.50%, 9/1/2024 12,031 12,646
Pool# AD0244
4.50%, 10/1/2024 8,921 9,373
Pool# AD4089
4.50%, 5/1/2025 117,291 124,609

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 890216
4.50%, 7/1/2025 15,952 16,814
Pool# AH1361
3.50%, 12/1/2025 60,704 64,872
Pool# AH1518
3.50%, 12/1/2025 29,112 31,111
Pool# AE6384
4.00%, 1/1/2026 5,358 5,705
Pool# AL0298
4.00%, 5/1/2026 95,730 101,989
Pool# AP4746
3.00%, 8/1/2027 54,274 57,533
Pool# AP4640
3.00%, 9/1/2027 42,898 45,468
Pool# AQ5096
3.00%, 11/1/2027 76,287 80,830
Pool# AB6887
3.00%, 11/1/2027 57,475 60,847
Pool# AQ4532
3.00%, 11/1/2027 56,833 60,241
Pool# AQ3758
3.00%, 11/1/2027 40,042 42,428
Pool# AQ7406
3.00%, 11/1/2027 37,943 40,203
Pool# AB6886
3.00%, 11/1/2027 29,676 31,470
Pool# AQ2884
3.00%, 12/1/2027 34,342 36,401
Pool# AS0487
2.50%, 9/1/2028 153,718 162,114
Pool# 930998
4.50%, 4/1/2029 11,907 12,821
Pool# MA0243
5.00%, 11/1/2029 10,219 11,274
Pool# BM1507
2.50%, 12/1/2029 54,257 57,032
Pool# AL8077
3.50%, 12/1/2029 11,624 12,474
Pool# MA0268
5.00%, 12/1/2029 9,590 10,584
Pool# AX7727
2.50%, 3/1/2030 204,024 214,472
Pool# AD5655
5.00%, 5/1/2030 22,014 24,293
Pool# MA0443
5.00%, 5/1/2030 12,487 13,782
Pool# AB1038
5.00%, 5/1/2030 9,056 9,990
Pool# AS5412
2.50%, 7/1/2030 32,371 34,064
Pool# AS5420
3.00%, 7/1/2030 49,192 52,117
Pool# AS5702
2.50%, 8/1/2030 237,887 250,315
Pool# AY8448
3.00%, 8/1/2030 168,743 178,746
Pool# AZ2953
3.00%, 9/1/2030 188,675 199,829
Pool# AZ5718
3.00%, 9/1/2030 143,767 151,920
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA0559
5.00%, 9/1/2030 4,466 4,924
Pool# AS6060
3.00%, 10/1/2030 190,828 201,992
Pool# AZ9234
3.50%, 10/1/2030 11,123 11,915
Pool# AS6272
2.50%, 12/1/2030 44,853 47,174
Pool# AH1515
4.00%, 12/1/2030 190,861 205,775
Pool# AD0716
6.50%, 12/1/2030 132,772 150,784
Pool# BA6532
2.50%, 1/1/2031 38,144 40,119
Pool# BM5016
3.00%, 1/1/2031 154,570 163,849
Pool# MA0641
4.00%, 2/1/2031 187,375 202,027
Pool# 560868
7.50%, 2/1/2031 420 426
Pool# BC0774
3.00%, 3/1/2031 38,797 41,125
Pool# AS6919
3.50%, 3/1/2031 32,031 34,390
Pool# BC5968
2.50%, 4/1/2031 46,556 48,969
Pool# BC4430
3.00%, 4/1/2031 14,065 14,885
Pool# AL8566
3.00%, 6/1/2031 50,147 53,220
Pool# AL8565
3.00%, 6/1/2031 43,796 46,555
Pool# AL8561
3.50%, 6/1/2031 31,907 34,681
Pool# AS8028
2.50%, 9/1/2031 139,716 147,032
Pool# MA2775
2.50%, 10/1/2031 283,777 298,642
Pool# AS8038
2.50%, 10/1/2031 152,882 160,884
Pool# BC4777
2.50%, 10/1/2031 102,807 108,194
Pool# AS8612
3.00%, 10/1/2031 50,935 53,949
Pool# 607212
7.50%, 10/1/2031 2,264 2,329
Pool# 607632
6.50%, 11/1/2031 29 33
Pool# MA2830
2.50%, 12/1/2031 110,529 116,321
Pool# BM3814
2.50%, 12/1/2031 74,798 78,752
Pool# AS8609
3.00%, 1/1/2032 64,638 68,488
Pool# AL9786
3.00%, 1/1/2032 43,776 46,506
Pool# AL9585
3.50%, 1/1/2032 16,401 17,832
Pool# BM4624
3.00%, 2/1/2032 55,377 58,919

28 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8767
3.00%, 2/1/2032 49,744 52,868
Pool# AL9740
3.00%, 2/1/2032 27,494 29,282
Pool# AL9871
3.00%, 2/1/2032 22,063 23,520
Pool# BM1007
2.50%, 3/1/2032 130,942 137,718
Pool# AL9899
3.00%, 3/1/2032 85,905 91,306
Pool# BM3269
2.50%, 4/1/2032 120,269 126,414
Pool# MA1029
3.50%, 4/1/2032 157,662 171,212
Pool# AS9695
3.50%, 5/1/2032 66,808 72,245
Pool# BM4088
3.00%, 6/1/2032 48,607 51,472
Pool# 890786
3.50%, 6/1/2032 57,009 62,054
Pool# MA1107
3.50%, 7/1/2032 45,595 48,935
Pool# BH6610
3.50%, 7/1/2032 15,891 17,061
Pool# BM1669
3.00%, 8/1/2032 27,101 28,985
Pool# BH5355
3.50%, 8/1/2032 17,091 18,299
Pool# MA1166
3.50%, 9/1/2032 247,088 265,194
Pool# BM5167
3.50%, 9/1/2032 12,373 13,260
Pool# CA0586
2.50%, 10/1/2032 12,106 12,815
Pool# BH9391
3.50%, 10/1/2032 13,093 14,132
Pool# BM3389
3.00%, 11/1/2032 55,954 59,806
Pool# BM3977
3.00%, 12/1/2032 105,161 111,602
Pool# CA0951
3.00%, 12/1/2032 67,346 71,279
Pool# FM1661
2.50%, 1/1/2033 305,221 320,775
Pool# BM4338
2.50%, 1/1/2033 121,596 127,846
Pool# BM3919
3.00%, 2/1/2033 26,281 28,103
Pool# 656559
6.50%, 2/1/2033 10,038 11,285
Pool# 694846
6.50%, 4/1/2033 4,733 5,326
Pool# AB9402
3.00%, 5/1/2033 134,481 143,789
Pool# AB9403
3.00%, 5/1/2033 54,304 58,044
Pool# AB9300
3.00%, 5/1/2033 49,738 53,180
Pool# MA3372
4.00%, 5/1/2033 22,264 23,732
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 254767
5.50%, 6/1/2033 324,067 374,333
Pool# MA1527
3.00%, 8/1/2033 257,830 275,651
Pool# 750229
6.50%, 10/1/2033 15,152 17,034
Pool# 725228
6.00%, 3/1/2034 347,888 407,601
Pool# 788027
6.50%, 9/1/2034 15,526 17,455
Pool# 735141
5.50%, 1/1/2035 190,391 220,864
Pool# 735227
5.50%, 2/1/2035 203,644 236,210
Pool# FM5474
2.50%, 10/1/2035 437,172 459,007
Pool# FM4900
2.00%, 12/1/2035 77,733 80,807
Pool# CA8789
2.00%, 2/1/2036 455,298 472,789
Pool# CA9141
2.00%, 2/1/2036 433,824 452,021
Pool# CA9145
2.00%, 2/1/2036 394,624 409,784
Pool# FM5571
2.00%, 2/1/2036 238,976 248,955
Pool# CA9475
2.00%, 3/1/2036 116,299 120,767
Pool# CB0262
2.00%, 4/1/2036 2,388,895 2,480,671
Pool# FM7259
2.50%, 5/1/2036 266,425 280,180
Pool# MA4360
2.00%, 6/1/2036 542,196 563,026
Pool# AL4260
5.50%, 9/1/2036 27,813 32,081
Pool# 310104
5.50%, 8/1/2037 202,477 234,307
Pool# 955194
7.00%, 11/1/2037 83,059 98,892
Pool# MA3464
3.50%, 9/1/2038 62,053 66,144
Pool# AB1735
3.50%, 11/1/2040 5,134 5,446
Pool# AB2067
3.50%, 1/1/2041 214,395 234,045
Pool# AB2068
3.50%, 1/1/2041 119,360 130,133
Pool# 932888
3.50%, 1/1/2041 88,779 98,426
Pool# 932891
3.50%, 1/1/2041 16,302 17,954
Pool# AL6521
5.00%, 4/1/2041 483,292 551,977
Pool# AL5863
4.50%, 6/1/2041 309,002 340,333
Pool# AI9920
4.00%, 9/1/2041 7,805 8,368
Pool# AI9851
4.50%, 9/1/2041 29,649 33,016

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL0761
5.00%, 9/1/2041 342,177 388,323
Pool# AJ5431
4.50%, 10/1/2041 76,542 83,659
Pool# AL0933
5.00%, 10/1/2041 61,030 69,261
Pool# AJ4861
4.00%, 12/1/2041 116,956 128,387
Pool# AX5316
4.50%, 1/1/2042 10,806 12,021
Pool# AL2499
4.50%, 1/1/2042 4,338 4,795
Pool# AX5297
5.00%, 1/1/2042 15,065 17,206
Pool# AW8167
3.50%, 2/1/2042 250,364 271,468
Pool# AB5185
3.50%, 5/1/2042 200,196 218,367
Pool# AO3575
4.50%, 5/1/2042 47,328 51,396
Pool# 890621
5.00%, 5/1/2042 39,946 45,333
Pool# AO4647
3.50%, 6/1/2042 384,838 419,773
Pool# AP2092
4.50%, 8/1/2042 11,883 12,802
Pool# AP6579
3.50%, 9/1/2042 407,087 442,516
Pool# AP7489
4.00%, 9/1/2042 296,532 327,079
Pool# AP6756
4.00%, 9/1/2042 5,100 5,454
Pool# AL2782
4.50%, 9/1/2042 43,774 48,444
Pool# AB6786
3.50%, 11/1/2042 176,892 191,863
Pool# AL2677
3.50%, 11/1/2042 111,215 121,308
Pool# MA1273
3.50%, 12/1/2042 151,301 164,105
Pool# AR4210
3.50%, 1/1/2043 134,207 146,352
Pool# AR8213
3.50%, 4/1/2043 146,921 160,223
Pool# AB9238
3.00%, 5/1/2043 437,750 471,923
Pool# AB9237
3.00%, 5/1/2043 336,078 363,226
Pool# AB9236
3.00%, 5/1/2043 75,602 81,956
Pool# AB9362
3.50%, 5/1/2043 313,829 343,411
Pool# AT4145
3.00%, 6/1/2043 167,588 180,673
Pool# AB9814
3.00%, 7/1/2043 422,283 455,250
Pool# AS0203
3.00%, 8/1/2043 198,688 214,200
Pool# AS0255
4.50%, 8/1/2043 112,567 124,578
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS0516
3.00%, 9/1/2043 163,621 175,037
Pool# AL6951
3.50%, 10/1/2043 225,142 244,686
Pool# BM4222
3.00%, 1/1/2044 229,578 245,141
Pool# AW1006
4.00%, 5/1/2044 90,428 100,730
Pool# AL7767
4.50%, 6/1/2044 6,261 6,959
Pool# AS3161
4.00%, 8/1/2044 213,725 234,507
Pool# BM4650
3.00%, 10/1/2044 416,430 444,814
Pool# CA0688
3.50%, 10/1/2044 122,565 132,870
Pool# BC5090
4.00%, 10/1/2044 24,715 26,997
Pool# AS3946
4.00%, 12/1/2044 312,525 345,015
Pool# AL8303
3.00%, 1/1/2045 74,292 79,339
Pool# BM4384
4.00%, 1/1/2045 81,558 89,463
Pool# BM3611
4.00%, 1/1/2045 46,937 51,246
Pool# BM3804
3.50%, 2/1/2045 25,367 27,564
Pool# AL9555
4.00%, 2/1/2045 671,793 735,193
Pool# AX9524
4.00%, 2/1/2045 278,867 310,621
Pool# AS4418
4.00%, 2/1/2045 193,290 215,297
Pool# AS4375
4.00%, 2/1/2045 138,618 154,402
Pool# AL6889
4.50%, 2/1/2045 51,040 56,728
Pool# BM3931
3.00%, 3/1/2045 50,720 54,178
Pool# AY1312
3.50%, 3/1/2045 520,537 570,108
Pool# AS4578
4.00%, 3/1/2045 91,028 101,393
Pool# BM3664
3.00%, 5/1/2045 233,249 249,109
Pool# AS4921
3.50%, 5/1/2045 335,723 366,274
Pool# AS5012
4.00%, 5/1/2045 367,795 409,674
Pool# BM5562
4.00%, 6/1/2045 77,266 84,754
Pool# AL7207
4.50%, 8/1/2045 62,330 69,371
Pool# AZ2947
4.00%, 9/1/2045 153,090 167,480
Pool# BA2164
3.00%, 11/1/2045 42,266 44,600
Pool# AS6213
4.00%, 11/1/2045 9,940 10,785

30 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6311
3.50%, 12/1/2045 318,277 342,494
Pool# BC0326
3.50%, 12/1/2045 76,689 82,553
Pool# AS6362
4.50%, 12/1/2045 11,540 12,738
Pool# AS6474
3.50%, 1/1/2046 92,471 102,049
Pool# AS6539
3.50%, 1/1/2046 84,221 92,957
Pool# AL9849
3.50%, 1/1/2046 74,449 80,921
Pool# AS6527
4.00%, 1/1/2046 53,142 57,692
Pool# BC2667
4.00%, 2/1/2046 13,971 15,128
Pool# AL9781
4.50%, 2/1/2046 98,482 109,122
Pool# BM4621
3.50%, 3/1/2046 56,322 61,028
Pool# BA6972
4.00%, 3/1/2046 19,049 20,647
Pool# BC0823
3.50%, 4/1/2046 66,711 71,575
Pool# AS7026
4.00%, 4/1/2046 66,053 71,597
Pool# AS7251
4.00%, 5/1/2046 115,133 124,667
Pool# AL8833
4.00%, 6/1/2046 98,072 109,143
Pool# AS7545
3.50%, 7/1/2046 106,477 114,097
Pool# AL8824
3.50%, 7/1/2046 58,550 64,624
Pool# BC1452
4.00%, 7/1/2046 421,035 456,130
Pool# MA2705
3.00%, 8/1/2046 222,229 234,647
Pool# BC1489
3.00%, 8/1/2046 29,693 32,003
Pool# BD4890
3.50%, 8/1/2046 265,291 284,058
Pool# AS7760
4.00%, 8/1/2046 97,197 105,767
Pool# AS7795
4.00%, 8/1/2046 40,198 43,466
Pool# AS7648
4.00%, 8/1/2046 39,891 43,065
Pool# BD3911
4.00%, 8/1/2046 10,869 11,795
Pool# BD3923
4.00%, 8/1/2046 8,877 9,603
Pool# AS7770
4.50%, 8/1/2046 8,355 9,116
Pool# AL8947
3.50%, 9/1/2046 16,901 18,452
Pool# AS8185
3.00%, 10/1/2046 392,588 414,824
Pool# AL9263
3.00%, 10/1/2046 59,073 63,344
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3932
3.50%, 10/1/2046 83,232 89,304
Pool# AL9234
3.50%, 10/1/2046 33,701 37,066
Pool# FM1871
4.00%, 10/1/2046 63,929 70,014
Pool# BC4766
4.50%, 10/1/2046 16,662 18,299
Pool# AS8154
4.50%, 10/1/2046 7,627 8,312
Pool# FM1368
3.00%, 11/1/2046 630,862 667,106
Pool# BC9003
3.00%, 11/1/2046 66,688 70,985
Pool# MA2806
3.00%, 11/1/2046 49,815 52,961
Pool# AS8369
3.50%, 11/1/2046 299,263 325,000
Pool# BE5067
3.50%, 11/1/2046 193,255 208,163
Pool# BE5038
4.00%, 11/1/2046 16,233 18,222
Pool# AS8483
3.00%, 12/1/2046 320,310 340,096
Pool# AS8488
3.00%, 12/1/2046 87,237 93,698
Pool# BC9067
3.00%, 12/1/2046 84,106 89,049
Pool# AS8509
3.00%, 12/1/2046 18,807 20,315
Pool# BM1121
3.50%, 12/1/2046 290,092 318,200
Pool# AS8572
3.50%, 12/1/2046 195,077 208,368
Pool# AS8417
3.50%, 12/1/2046 76,533 81,667
Pool# AS8492
3.50%, 12/1/2046 73,923 81,782
Pool# AS8650
3.00%, 1/1/2047 445,718 471,672
Pool# AL9697
3.00%, 1/1/2047 221,176 237,699
Pool# AS8647
3.00%, 1/1/2047 160,709 172,605
Pool# BE5775
3.00%, 1/1/2047 119,334 126,586
Pool# BM3204
3.50%, 1/1/2047 127,232 140,584
Pool# AS8692
3.50%, 1/1/2047 93,026 99,292
Pool# AL9774
3.50%, 1/1/2047 47,799 53,253
Pool# BD2440
3.50%, 1/1/2047 29,658 31,670
Pool# BE7115
4.50%, 1/1/2047 5,230 5,732
Pool# BM3688
3.50%, 2/1/2047 173,890 186,738
Pool# BD5046
3.50%, 2/1/2047 28,319 30,211

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9859
3.00%, 3/1/2047 269,573 285,463
Pool# AL9848
3.00%, 3/1/2047 163,144 172,388
Pool# AS8966
4.00%, 3/1/2047 16,571 17,837
Pool# AS8979
4.50%, 3/1/2047 23,105 25,555
Pool# BM3707
2.50%, 4/1/2047 54,752 57,301
Pool# AS9463
3.50%, 4/1/2047 193,548 211,976
Pool# AS9451
3.50%, 4/1/2047 90,110 95,880
Pool# BD7122
4.00%, 4/1/2047 179,078 192,849
Pool# AS9467
4.00%, 4/1/2047 8,432 9,186
Pool# AS9470
4.50%, 4/1/2047 74,712 82,309
Pool# BH0304
4.50%, 4/1/2047 5,204 5,652
Pool# AS9562
3.00%, 5/1/2047 33,662 35,601
Pool# BM3237
3.50%, 5/1/2047 132,999 145,462
Pool# AS9577
3.50%, 5/1/2047 113,028 123,473
Pool# AS9586
4.00%, 5/1/2047 536,062 587,083
Pool# BM1268
4.00%, 5/1/2047 162,748 178,176
Pool# BE3670
3.50%, 6/1/2047 148,024 157,653
Pool# AS9794
3.50%, 6/1/2047 102,080 112,115
Pool# BM3549
4.00%, 6/1/2047 116,013 125,518
Pool# BE3702
4.00%, 6/1/2047 55,388 59,480
Pool# BM1295
4.50%, 6/1/2047 77,841 85,302
Pool# BE9624
4.50%, 6/1/2047 36,484 39,639
Pool# BM3801
3.00%, 7/1/2047 145,835 154,054
Pool# BM1551
3.50%, 7/1/2047 154,441 169,435
Pool# AS9909
3.50%, 7/1/2047 77,093 84,290
Pool# AS9973
4.00%, 7/1/2047 5,800 6,214
Pool# 890673
3.00%, 8/1/2047 123,097 130,218
Pool# MA3087
3.50%, 8/1/2047 158,283 168,502
Pool# BM1658
3.50%, 8/1/2047 132,548 144,396
Pool# CA0240
3.50%, 8/1/2047 80,704 85,894
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BH7375
3.50%, 8/1/2047 49,656 52,968
Pool# CA0123
4.00%, 8/1/2047 174,052 191,148
Pool# BH2597
4.00%, 8/1/2047 77,721 83,497
Pool# CA0133
4.00%, 8/1/2047 25,103 26,966
Pool# CA0407
3.50%, 9/1/2047 124,727 132,694
Pool# MA3120
3.50%, 9/1/2047 106,741 113,711
Pool# CA0265
4.00%, 9/1/2047 184,998 198,912
Pool# BH4004
4.00%, 9/1/2047 77,583 83,342
Pool# BM3556
4.00%, 9/1/2047 31,052 34,752
Pool# CA0392
4.00%, 9/1/2047 30,534 32,713
Pool# BM1959
3.50%, 10/1/2047 173,304 191,654
Pool# CA0493
4.00%, 10/1/2047 158,668 170,267
Pool# CA0549
4.00%, 10/1/2047 39,335 42,092
Pool# CA0496
4.50%, 10/1/2047 97,646 108,546
Pool# CA0623
4.50%, 10/1/2047 16,760 18,231
Pool# CA0693
3.50%, 11/1/2047 214,218 228,044
Pool# BM3358
3.50%, 11/1/2047 44,712 49,418
Pool# CA0696
4.00%, 11/1/2047 144,451 154,569
Pool# CA0808
4.00%, 11/1/2047 47,020 50,559
Pool# BM3191
4.00%, 11/1/2047 23,256 25,117
Pool# BM3379
3.00%, 12/1/2047 255,104 273,739
Pool# BJ1699
4.00%, 12/1/2047 110,997 123,186
Pool# MA3238
3.50%, 1/1/2048 168,432 179,431
Pool# CA1015
4.00%, 1/1/2048 110,367 118,561
Pool# CA1242
3.50%, 2/1/2048 78,009 86,741
Pool# MA3277
4.00%, 2/1/2048 136,454 146,221
Pool# CA4341
3.00%, 3/1/2048 91,505 96,264
Pool# BK1972
4.50%, 3/1/2048 26,842 29,586
Pool# MA3332
3.50%, 4/1/2048 133,995 142,560
Pool# CA1510
3.50%, 4/1/2048 49,669 52,850

32 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1531
3.50%, 4/1/2048 33,091 36,746
Pool# CA1560
4.50%, 4/1/2048 46,335 50,909
Pool# BJ2681
5.00%, 4/1/2048 13,403 14,739
Pool# BM4024
3.50%, 5/1/2048 17,342 19,283
Pool# MA3358
4.50%, 5/1/2048 158,107 171,149
Pool# CA1898
4.50%, 6/1/2048 81,352 90,285
Pool# CA1951
4.00%, 7/1/2048 39,958 42,757
Pool# CA1988
4.50%, 7/1/2048 43,625 47,157
Pool# BK6577
4.50%, 7/1/2048 11,703 12,650
Pool# CA2065
5.00%, 7/1/2048 38,891 42,709
Pool# BK4766
4.50%, 8/1/2048 191,729 211,227
Pool# CA2216
5.00%, 8/1/2048 47,947 52,679
Pool# CA2376
4.00%, 9/1/2048 73,547 78,623
Pool# MA3495
4.00%, 10/1/2048 122,020 130,367
Pool# CA2493
4.50%, 10/1/2048 89,248 96,390
Pool# BM4664
4.50%, 10/1/2048 63,117 69,814
Pool# FM1001
3.50%, 11/1/2048 19,710 20,924
Pool# MA3521
4.00%, 11/1/2048 92,591 98,893
Pool# MA3536
4.00%, 12/1/2048 94,123 100,611
Pool# BN0340
4.50%, 12/1/2048 139,198 150,108
Pool# CA2779
4.50%, 12/1/2048 59,608 65,673
Pool# BN3944
4.00%, 1/1/2049 32,764 35,506
Pool# BN3960
4.50%, 1/1/2049 172,926 186,651
Pool# BN6135
4.00%, 2/1/2049 47,313 50,552
Pool# CA3387
4.00%, 4/1/2049 115,047 126,301
Pool# CA3382
5.00%, 4/1/2049 24,386 26,909
Pool# CA3489
4.00%, 5/1/2049 70,042 76,893
Pool# MA3665
4.50%, 5/1/2049 130,145 140,394
Pool# FM1051
4.50%, 5/1/2049 69,206 74,571
Pool# CA3669
4.00%, 6/1/2049 135,174 147,581
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3825
4.00%, 7/1/2049 39,803 43,689
Pool# CA4035
4.50%, 8/1/2049 93,268 100,633
Pool# BO2258
3.00%, 10/1/2049 557,782 585,548
Pool# BO5494
3.00%, 11/1/2049 91,642 97,080
Pool# BO6225
3.00%, 12/1/2049 503,963 529,214
Pool# BO5380
3.00%, 12/1/2049 99,683 105,849
Pool# CA5152
3.00%, 2/1/2050 151,847 159,486
Pool# FM2887
3.00%, 3/1/2050 142,351 150,111
Pool# FM0077
3.00%, 3/1/2050 69,502 74,060
Pool# CA5510
3.00%, 4/1/2050 231,895 245,698
Pool# CA6317
3.00%, 7/1/2050 470,179 499,931
Pool# CA6598
2.50%, 8/1/2050 424,201 445,584
Pool# BQ4909
2.00%, 9/1/2050 997,775 1,018,150
Pool# CA6985
2.00%, 9/1/2050 644,898 659,657
Pool# FM4222
2.50%, 9/1/2050 779,454 824,032
Pool# CA7029
2.50%, 9/1/2050 727,311 769,311
Pool# CA7572
2.50%, 10/1/2050 708,820 745,604
Pool# CA7368
2.50%, 10/1/2050 528,195 550,729
Pool# CA7369
2.50%, 10/1/2050 429,719 448,044
Pool# FM4808
2.50%, 11/1/2050 342,531 357,157
Pool# CA8442
2.00%, 1/1/2051 1,187,941 1,216,598
Pool# FM5531
3.00%, 1/1/2051 181,550 194,009
Pool# FM6031
2.00%, 2/1/2051 1,580,317 1,613,119
Pool# CA8893
2.00%, 2/1/2051 487,966 498,087
Pool# BQ9747
2.00%, 2/1/2051 413,785 422,240
Pool# CA8823
2.00%, 2/1/2051 263,521 268,988
Pool# FM6135
2.00%, 2/1/2051 170,422 174,195
Pool# MA4256
2.50%, 2/1/2051 534,116 556,782
Pool# CA8866
2.50%, 2/1/2051 362,008 378,052
Pool# FM6554
2.00%, 3/1/2051 647,962 662,809

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6569
2.50%, 3/1/2051 769,858 802,528
Pool# FM7677
2.50%, 3/1/2051 745,318 779,552
Pool# FM6834
2.00%, 4/1/2051 797,841 816,121
Pool# CB0235
2.00%, 4/1/2051 371,997 380,175
Pool# CB0149
2.00%, 4/1/2051 245,857 251,033
Pool# BR7647
2.00%, 4/1/2051 147,250 150,261
Pool# CB0400
2.00%, 5/1/2051 99,716 102,711
Pool# MA4326
2.50%, 5/1/2051 321,054 334,678
Pool# CB0819
2.00%, 6/1/2051 498,728 509,693
Pool# CB0684
2.00%, 6/1/2051 378,489 386,622
Pool# FM7719
2.00%, 6/1/2051 224,088 229,223
Pool# MA4356
2.50%, 6/1/2051 504,823 526,246
Pool# MA4378
2.00%, 7/1/2051 703,255 717,626
Pool# CB1110
2.00%, 7/1/2051 99,871 101,913
Pool# FM8007
2.50%, 7/1/2051 125,000 130,463
Pool# FM8011
2.50%, 8/1/2051 375,000 394,819
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 8/25/2036 3,675,000 3,745,198
2.00%, 8/25/2036 756,000 784,557
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 8/25/2051 825,000 816,653
2.00%, 8/25/2051 2,319,000 2,365,289
2.50%, 8/25/2051 1,424,000 1,483,352
1.50%, 9/25/2051 250,000 246,983
2.00%, 9/25/2051 300,000 305,332
2.50%, 9/25/2051 975,000 1,013,505
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 234 245
Pool# 457801
7.00%, 8/15/2028 1,220 1,324
Pool# 486936
6.50%, 2/15/2029 490 552
Pool# 502969
6.00%, 3/15/2029 1,789 2,008
Pool# 487053
7.00%, 3/15/2029 569 624
Pool# 781014
6.00%, 4/15/2029 1,249 1,404
Pool# 509099
7.00%, 6/15/2029 1,920 1,975
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 470643
7.00%, 7/15/2029 5,042 5,188
Pool# 434505
7.50%, 8/15/2029 33 33
Pool# 416538
7.00%, 10/15/2029 18 18
Pool# 781124
7.00%, 12/15/2029 4,173 4,848
Pool# 507396
7.50%, 9/15/2030 24,443 25,527
Pool# 531352
7.50%, 9/15/2030 1,556 1,608
Pool# 536334
7.50%, 10/15/2030 111 114
Pool# 540659
7.00%, 1/15/2031 515 521
Pool# 486019
7.50%, 1/15/2031 570 594
Pool# 535388
7.50%, 1/15/2031 353 359
Pool# 528589
6.50%, 3/15/2031 12,470 13,941
Pool# 508473
7.50%, 4/15/2031 2,386 2,563
Pool# 544470
8.00%, 4/15/2031 1,340 1,345
Pool# 781287
7.00%, 5/15/2031 1,925 2,259
Pool# 781319
7.00%, 7/15/2031 593 706
Pool# 485879
7.00%, 8/15/2031 4,596 5,160
Pool# 572554
6.50%, 9/15/2031 27,277 30,496
Pool# 781328
7.00%, 9/15/2031 1,882 2,197
Pool# 550991
6.50%, 10/15/2031 330 369
Pool# 571267
7.00%, 10/15/2031 329 360
Pool# 555171
6.50%, 12/15/2031 815 911
Pool# 781380
7.50%, 12/15/2031 619 739
Pool# 781481
7.50%, 1/15/2032 2,714 3,257
Pool# 580972
6.50%, 2/15/2032 116 130
Pool# 781401
7.50%, 2/15/2032 1,808 2,160
Pool# 781916
6.50%, 3/15/2032 26,782 30,667
Pool# 552474
7.00%, 3/15/2032 3,025 3,481
Pool# 781478
7.50%, 3/15/2032 1,103 1,300
Pool# 781429
8.00%, 3/15/2032 1,927 2,263
Pool# 781431
7.00%, 4/15/2032 7,286 8,694

34 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 552616
7.00%, 6/15/2032 24,567 28,047
Pool# 570022
7.00%, 7/15/2032 9,253 10,811
Pool# 595077
6.00%, 10/15/2032 3,465 4,091
Pool# 552903
6.50%, 11/15/2032 55,306 63,775
Pool# 552952
6.00%, 12/15/2032 3,343 3,828
Pool# 602102
6.00%, 2/15/2033 9,733 10,919
Pool# 588192
6.00%, 2/15/2033 2,690 3,032
Pool# 553144
5.50%, 4/15/2033 10,666 12,420
Pool# 604243
6.00%, 4/15/2033 4,621 5,446
Pool# 611526
6.00%, 5/15/2033 5,453 6,111
Pool# 553320
6.00%, 6/15/2033 13,472 16,000
Pool# 573916
6.00%, 11/15/2033 15,577 17,454
Pool# 604788
6.50%, 11/15/2033 35,769 40,091
Pool# 781688
6.00%, 12/15/2033 18,019 21,403
Pool# 604875
6.00%, 12/15/2033 15,790 18,781
Pool# 781690
6.00%, 12/15/2033 7,157 8,511
Pool# 781699
7.00%, 12/15/2033 2,569 2,922
Pool# 621856
6.00%, 1/15/2034 6,060 6,789
Pool# 564799
6.00%, 3/15/2034 10,487 11,758
Pool# 630038
6.50%, 8/15/2034 21,118 23,609
Pool# 781804
6.00%, 9/15/2034 19,459 22,979
Pool# 781847
6.00%, 12/15/2034 13,504 15,947
Pool# 486921
5.50%, 2/15/2035 5,820 6,805
Pool# 781902
6.00%, 2/15/2035 18,208 21,564
Pool# 649513
5.50%, 10/15/2035 154,075 176,672
Pool# 649510
5.50%, 10/15/2035 61,066 70,657
Pool# 652207
5.50%, 3/15/2036 28,897 32,359
Pool# 655519
5.00%, 5/15/2036 13,467 15,126
Pool# 652539
5.00%, 5/15/2036 4,691 5,267
Pool# 606308
5.50%, 5/15/2036 6,586 7,484
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 606314
5.50%, 5/15/2036 4,774 5,342
Pool# 656666
6.00%, 6/15/2036 11,059 12,526
Pool# 657912
6.50%, 8/15/2036 3,032 3,390
Pool# 704630
5.50%, 7/15/2039 21,179 24,451
Pool# 757039
4.00%, 12/15/2040 162,176 180,051
Pool# 757038
4.00%, 12/15/2040 148,643 165,708
Pool# 757044
4.00%, 12/15/2040 53,500 59,109
Pool# 755656
4.00%, 12/15/2040 50,156 55,874
Pool# 742235
4.00%, 12/15/2040 47,357 52,583
Pool# 755655
4.00%, 12/15/2040 32,828 36,456
Pool# 757043
4.00%, 12/15/2040 25,306 28,078
Pool# 756631
4.00%, 12/15/2040 15,344 17,088
Pool# 755959
4.00%, 1/15/2041 110,706 123,287
Pool# 742244
4.00%, 1/15/2041 100,570 111,735
Pool# 753826
4.00%, 1/15/2041 61,122 67,901
Pool# 690662
4.00%, 1/15/2041 39,831 43,921
Pool# 719486
4.00%, 1/15/2041 14,143 15,226
Pool# 757555
4.00%, 2/15/2041 23,191 25,247
Pool# 757557
4.00%, 2/15/2041 22,177 24,115
Pool# AD6012
3.50%, 4/15/2043 280,878 302,884
Pool# AA6307
3.50%, 4/15/2043 137,240 147,998
Pool# AD7471
3.50%, 4/15/2043 126,689 135,442
Pool# AD9472
3.50%, 4/15/2043 99,331 107,527
Pool# AD7472
3.50%, 4/15/2043 73,693 78,835
Pool# AB3946
3.50%, 4/15/2043 73,083 78,506
Pool# AA6403
3.00%, 5/15/2043 429,575 459,006
Pool# 783781
3.50%, 6/15/2043 79,294 85,292
Pool# 784015
3.00%, 7/15/2043 22,762 24,174
Pool# 784714
3.00%, 1/15/2044 108,088 114,810
Pool# 784459
3.00%, 12/15/2046 48,611 51,224

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 35
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 784355
4.00%, 12/15/2046 39,640 43,694
Pool# 784500
3.00%, 2/15/2047 106,242 111,671
Pool# 784713
3.00%, 2/15/2047 22,615 24,051
Pool# 784458
3.50%, 12/15/2047 217,981 239,495
Pool# 784747
4.00%, 5/15/2048 57,083 61,424
Pool# 785073
4.00%, 9/15/2049 45,198 48,787
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 98,462 113,424
Pool# 4559
5.00%, 10/20/2039 134,505 151,866
Pool# 4715
5.00%, 6/20/2040 136,673 154,412
Pool# 4747
5.00%, 7/20/2040 72,774 81,953
Pool# 4771
4.50%, 8/20/2040 209,276 231,037
Pool# 4834
4.50%, 10/20/2040 602,625 666,394
Pool# 737727
4.00%, 12/20/2040 500,300 548,576
Pool# 737730
4.00%, 12/20/2040 165,766 181,753
Pool# 4923
4.50%, 1/20/2041 89,362 99,831
Pool# 4978
4.50%, 3/20/2041 12,606 13,998
Pool# 5017
4.50%, 4/20/2041 132,078 146,662
Pool# 5082
4.50%, 6/20/2041 230,817 256,940
Pool# 5175
4.50%, 9/20/2041 180,163 200,719
Pool# 675523
3.50%, 3/20/2042 201,727 217,269
Pool# MA0462
3.50%, 10/20/2042 335,844 361,629
Pool# MA0625
3.50%, 12/20/2042 256,218 275,877
Pool# MA0698
3.00%, 1/20/2043 211,157 225,948
Pool# MA0852
3.50%, 3/20/2043 397,065 427,508
Pool# MA0934
3.50%, 4/20/2043 459,435 494,705
Pool# AF1001
3.50%, 6/20/2043 160,256 173,703
Pool# MA1376
4.00%, 10/20/2043 347,386 374,653
Pool# AJ9335
3.50%, 10/20/2044 13,042 14,045
Pool# MA2754
3.50%, 4/20/2045 138,707 147,930
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA2824
2.50%, 5/20/2045 195,124 204,370
Pool# MA2825
3.00%, 5/20/2045 284,389 301,909
Pool# MA2891
3.00%, 6/20/2045 743,939 790,615
Pool# MA2960
3.00%, 7/20/2045 241,462 256,693
Pool# 784156
4.00%, 8/20/2045 80,627 87,232
Pool# AO1103
3.50%, 9/20/2045 292,504 315,003
Pool# AO1099
3.50%, 9/20/2045 12,278 13,222
Pool# MA3106
4.00%, 9/20/2045 42,859 46,106
Pool# MA3172
3.00%, 10/20/2045 85,475 90,718
Pool# MA3173
3.50%, 10/20/2045 5,419 5,776
Pool# MA3174
4.00%, 10/20/2045 8,246 8,951
Pool# MA3243
3.00%, 11/20/2045 75,607 80,269
Pool# MA3244
3.50%, 11/20/2045 101,703 108,611
Pool# 784098
3.00%, 12/20/2045 396,886 421,755
Pool# MA3309
3.00%, 12/20/2045 147,511 156,686
Pool# MA3310
3.50%, 12/20/2045 42,270 45,081
Pool# 784111
3.00%, 1/20/2046 214,058 227,683
Pool# MA3377
4.00%, 1/20/2046 23,195 25,148
Pool# 784119
3.00%, 2/20/2046 318,548 338,509
Pool# 784115
3.00%, 2/20/2046 17,224 18,303
Pool# MA3520
3.00%, 3/20/2046 280,238 296,958
Pool# MA3521
3.50%, 3/20/2046 238,755 254,465
Pool# MA3522
4.00%, 3/20/2046 242,837 263,473
Pool# MA3596
3.00%, 4/20/2046 125,781 132,868
Pool# MA3597
3.50%, 4/20/2046 43,104 45,916
Pool# MA3735
3.00%, 6/20/2046 269,521 285,093
Pool# MA3736
3.50%, 6/20/2046 811,257 863,588
Pool# MA3804
4.00%, 7/20/2046 21,431 22,978
Pool# MA3876
4.50%, 8/20/2046 9,074 10,054
Pool# MA3936
3.00%, 9/20/2046 904,059 956,321

36 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3939
4.50%, 9/20/2046 5,122 5,693
Pool# MA4068
3.00%, 11/20/2046 128,434 135,862
Pool# MA4125
2.50%, 12/20/2046 74,166 77,498
Pool# MA4126
3.00%, 12/20/2046 924,343 977,819
Pool# MA4127
3.50%, 12/20/2046 220,417 235,059
Pool# MA4194
2.50%, 1/20/2047 187,213 195,390
Pool# MA4196
3.50%, 1/20/2047 27,685 29,511
Pool# MA4261
3.00%, 2/20/2047 225,987 238,155
Pool# MA4264
4.50%, 2/20/2047 10,313 11,233
Pool# MA4321
3.50%, 3/20/2047 364,775 387,501
Pool# MA4382
3.50%, 4/20/2047 192,856 204,389
Pool# AZ1974
3.50%, 4/20/2047 129,083 139,005
Pool# MA4384
4.50%, 4/20/2047 9,475 10,207
Pool# MA4509
3.00%, 6/20/2047 100,512 106,944
Pool# MA4511
4.00%, 6/20/2047 353,024 378,431
Pool# MA4512
4.50%, 6/20/2047 27,106 29,232
Pool# MA4585
3.00%, 7/20/2047 15,658 16,649
Pool# MA4587
4.00%, 7/20/2047 387,897 415,376
Pool# BC1888
3.50%, 8/20/2047 175,997 189,510
Pool# 784471
3.50%, 8/20/2047 168,225 179,231
Pool# MA4652
3.50%, 8/20/2047 104,441 110,783
Pool# MA4653
4.00%, 8/20/2047 14,481 15,501
Pool# 784408
3.50%, 10/20/2047 110,289 117,580
Pool# MA4836
3.00%, 11/20/2047 156,872 165,434
Pool# MA4837
3.50%, 11/20/2047 307,422 326,069
Pool# MA4899
3.00%, 12/20/2047 337,839 357,413
Pool# MA4900
3.50%, 12/20/2047 234,727 248,603
Pool# 784421
3.50%, 12/20/2047 215,101 236,655
Pool# MA4961
3.00%, 1/20/2048 314,507 331,512
Pool# MA4962
3.50%, 1/20/2048 219,826 233,384
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5018
3.00%, 2/20/2048 73,293 76,830
Pool# MA5078
4.00%, 3/20/2048 315,346 336,082
Pool# 784480
3.50%, 4/20/2048 72,129 79,927
Pool# 784479
3.50%, 4/20/2048 49,126 54,650
Pool# 784481
3.50%, 4/20/2048 14,592 15,659
Pool# MA5137
4.00%, 4/20/2048 145,996 155,485
Pool# BD4034
4.00%, 4/20/2048 25,807 27,753
Pool# MA5139
5.00%, 4/20/2048 37,811 40,732
Pool# MA5194
5.00%, 5/20/2048 17,202 18,577
Pool# MA5331
4.50%, 7/20/2048 83,033 89,176
Pool# MA5398
4.00%, 8/20/2048 273,145 290,792
Pool# MA5466
4.00%, 9/20/2048 166,229 177,342
Pool# MA5595
4.00%, 11/20/2048 59,036 62,358
Pool# BJ2692
4.00%, 11/20/2048 15,518 16,501
Pool# MA5597
5.00%, 11/20/2048 19,254 20,747
Pool# BK2856
4.50%, 12/20/2048 7,847 8,388
Pool# MA5653
5.00%, 12/20/2048 31,049 33,453
Pool# MA5818
4.50%, 3/20/2049 53,554 56,969
Pool# MA5878
5.00%, 4/20/2049 18,878 20,317
Pool# MA5933
5.00%, 5/20/2049 15,829 17,015
Pool# MA6041
4.50%, 7/20/2049 148,886 158,273
Pool# MA6092
4.50%, 8/20/2049 50,209 53,402
Pool# MA6409
3.00%, 1/20/2050 387,952 407,983
Pool# BW4732
2.50%, 8/20/2050 587,128 610,614
Pool# BW6206
2.50%, 8/20/2050 505,377 525,612
Pool# BW4741
2.50%, 9/20/2050 548,422 570,331
Pool# BY0776
2.50%, 9/20/2050 509,407 529,789
Pool# BY0805
2.50%, 9/20/2050 504,040 524,225
Pool# MA7193
2.50%, 2/20/2051 1,403,342 1,461,215
Pool# MA7311
2.00%, 4/20/2051 2,049,239 2,100,271

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 37
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7472
2.50%, 7/20/2051 530,000 551,245
GNMA TBA
2.00%, 8/15/2051 2,725,000 2,790,890
2.50%, 8/15/2051 1,094,000 1,137,375
Total Mortgage-Backed Securities
(cost $146,062,886)
150,492,570
Municipal Bonds 0.7%
California 0.2%
Bay Area Toll Authority,
RB, 6.91%, 10/1/2050 100,000 179,473
California State, GO, 7.60%,
11/1/2040 100,000 177,885
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 145,903
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 166,373
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 100,000 126,810
State of California,
GO, 7.63%, 3/1/2040 100,000 171,284
University of California, RB
3.06%, 7/1/2025 50,000 54,344
Series R, 5.77%, 5/15/2043 50,000 71,909
4.86%, 5/15/2112 100,000 148,252
1,242,233
Connecticut 0.0%
†
State of Connecticut, GO,
Series D, 5.09%, 10/1/2030 200,000 238,679
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 145,000 228,721
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 48,289
State of Illinois, GO, 5.10%,
6/1/2033 185,000 221,893
270,182
Nebraska 0.0%
†
University of Nebraska
Facilities Corp, RB, Series
A, 3.04%, 10/1/2049 55,000 59,736
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 196,060
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 192,697
388,757
New York 0.2%
Metropolitan Transportation
Authority, RB, 5.18%,
11/15/2049 100,000 135,129
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series B,
5.57%, 11/1/2038 100,000 134,671
New York City Transitional
Finance Authority, RB,
Series CC, 5.88%,
6/15/2044 100,000 156,969
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 111,735
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 54,501
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 100,000 134,009
4.46%, 10/1/2062 100,000 137,402
864,416
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 125,139
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 136,258
261,397
Texas 0.1%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 157,215
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 53,924
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 25,744
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 73,418

38 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 100,000 124,994
435,295
Wisconsin 0.0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 22,262
Total Municipal Bonds
(cost $3,303,733)
4,011,678
Supranational 1.4%
Asian Development Bank
1.50%, 10/18/2024 500,000 516,493
0.63%, 4/29/2025 500,000 499,704
2.50%, 11/2/2027 250,000 273,420
2.75%, 1/19/2028 200,000 222,362
3.13%, 9/26/2028 75,000 85,703
European Bank for
Reconstruction &
Development, 0.25%,
7/10/2023 300,000 299,944
European Investment Bank
2.63%, 3/15/2024 500,000 529,811
1.63%, 3/14/2025 500,000 518,635
0.38%, 12/15/2025 500,000 493,852
0.38%, 3/26/2026 100,000 98,414
Inter-American Development
Bank
0.50%, 5/24/2023 500,000 502,715
1.13%, 1/13/2031 50,000 49,293
4.38%, 1/24/2044 200,000 282,440
International Bank for
Reconstruction &
Development
7.63%, 1/19/2023 677,000 750,631
2.50%, 3/19/2024 500,000 528,136
2.50%, 11/25/2024 500,000 533,245
0.63%, 4/22/2025 500,000 501,039
2.50%, 7/29/2025 250,000 268,410
1.75%, 10/23/2029 250,000 261,698
International Finance Corp.,
1.38%, 10/16/2024 250,000 257,218
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 210,417
Total Supranational
(cost $7,520,064)
7,683,580
U.S. Government Agency Securities 1.7%
FFCB, 2.85%, 9/20/2021 745,000 747,773
FHLB
3.13%, 6/13/2025 1,075,000 1,177,372
5.50%, 7/15/2036 300,000 451,314
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLMC
0.13%, 7/25/2022 185,000 185,084
0.25%, 6/26/2023 700,000 700,906
0.25%, 8/24/2023 605,000 605,537
0.25%, 12/4/2023 205,000 205,176
0.38%, 7/21/2025 65,000 64,548
6.75%, 3/15/2031 400,000 595,571
6.25%, 7/15/2032 365,000 545,949
FNMA
2.63%, 1/11/2022 355,000 359,018
2.63%, 9/6/2024 500,000 535,543
0.50%, 6/17/2025 500,000 499,353
6.25%, 5/15/2029 500,000 689,717
7.25%, 5/15/2030 500,000 750,447
0.88%, 8/5/2030 880,000 848,333
Tennessee Valley Authority,
4.88%, 1/15/2048 300,000 443,908
Total U.S. Government Agency Securities
(cost $8,691,568)
9,405,549
U.S. Treasury Obligations 37.5%
U.S. Treasury Bonds
7.13%, 2/15/2023 1,000,000 1,107,656
6.25%, 8/15/2023 869,000 975,758
6.00%, 2/15/2026 444,500 551,718
5.50%, 8/15/2028 1,300,000 1,701,629
5.25%, 11/15/2028 1,000,000 1,299,531
4.50%, 2/15/2036 1,300,000 1,825,891
4.75%, 2/15/2037 900,000 1,307,672
4.50%, 5/15/2038 500,000 716,582
4.50%, 8/15/2039 185,000 267,809
4.38%, 11/15/2039 830,000 1,186,122
1.13%, 5/15/2040 500,000 446,738
3.88%, 8/15/2040 900,000 1,216,230
1.38%, 11/15/2040 800,000 743,125
4.25%, 11/15/2040 400,000 566,875
3.75%, 8/15/2041 1,250,000 1,670,557
3.13%, 11/15/2041 2,100,000 2,578,980
3.13%, 2/15/2042 1,650,000 2,028,727
2.75%, 11/15/2042 800,000 929,500
3.13%, 2/15/2043 1,750,000 2,154,824
2.88%, 5/15/2043 900,000 1,067,168
3.63%, 8/15/2043 1,000,000 1,325,703
3.75%, 11/15/2043 850,000 1,149,393
3.63%, 2/15/2044 800,000 1,065,125
3.38%, 5/15/2044 1,700,000 2,185,496
3.13%, 8/15/2044 400,000 495,281
3.00%, 11/15/2044 2,250,000 2,732,871
3.00%, 5/15/2045 400,000 487,234
2.50%, 5/15/2046 1,200,000 1,346,344
2.25%, 8/15/2046 900,000 964,406
2.88%, 11/15/2046 275,000 330,279
3.00%, 2/15/2047 400,000 491,516
3.00%, 5/15/2047 600,000 738,117
2.75%, 8/15/2047 1,000,000 1,177,813
3.00%, 8/15/2048 1,750,000 2,162,754
2.88%, 5/15/2049 1,400,000 1,698,430
2.25%, 8/15/2049 2,500,000 2,688,086

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 39
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.38%, 11/15/2049 1,050,000 1,159,922
2.00%, 2/15/2050 500,000 510,117
1.25%, 5/15/2050 1,800,000 1,532,180
1.38%, 8/15/2050 900,000 790,488
1.63%, 11/15/2050 250,000 233,711
1.88%, 2/15/2051 1,450,000 1,439,805
2.38%, 5/15/2051 800,000 887,500
U.S. Treasury Notes
1.63%, 8/15/2022 200,000 203,156
0.13%, 8/31/2022 2,800,000 2,800,875
1.63%, 8/31/2022 1,750,000 1,778,848
1.88%, 8/31/2022 3,500,000 3,567,266
1.75%, 9/30/2022 2,000,000 2,038,281
1.88%, 9/30/2022 500,000 510,312
1.38%, 10/15/2022 3,500,000 3,553,457
0.13%, 10/31/2022 9,000,000 9,002,109
1.63%, 11/15/2022 2,000,000 2,039,141
2.00%, 11/30/2022 1,400,000 1,435,109
2.38%, 1/31/2023 1,750,000 1,808,447
1.50%, 2/28/2023 1,000,000 1,021,484
2.63%, 2/28/2023 1,500,000 1,558,652
1.38%, 6/30/2023 700,000 715,996
2.50%, 8/15/2023 800,000 837,438
1.38%, 8/31/2023 1,700,000 1,741,437
2.75%, 8/31/2023 2,000,000 2,105,781
2.13%, 11/30/2023 2,900,000 3,027,102
2.25%, 12/31/2023 1,500,000 1,572,012
2.25%, 1/31/2024 1,800,000 1,888,945
2.50%, 1/31/2024 2,000,000 2,111,172
0.13%, 2/15/2024 1,000,000 996,523
2.75%, 2/15/2024 500,000 531,406
2.13%, 3/31/2024 1,000,000 1,048,555
2.00%, 4/30/2024 1,000,000 1,046,328
2.25%, 4/30/2024 2,700,000 2,843,121
2.50%, 5/15/2024 1,700,000 1,803,727
2.00%, 5/31/2024 1,000,000 1,047,227
2.00%, 6/30/2024 500,000 524,082
2.13%, 7/31/2024 1,500,000 1,579,336
2.38%, 8/15/2024 250,000 265,225
1.88%, 8/31/2024 1,000,000 1,046,055
1.50%, 9/30/2024 2,500,000 2,587,695
2.13%, 9/30/2024 500,000 527,383
2.25%, 10/31/2024 1,000,000 1,059,727
2.25%, 11/15/2024 2,160,000 2,289,516
2.13%, 11/30/2024 1,200,000 1,267,687
1.38%, 1/31/2025 1,300,000 1,341,539
2.50%, 1/31/2025 1,500,000 1,606,875
2.00%, 2/15/2025 1,500,000 1,580,859
0.50%, 3/31/2025 2,700,000 2,701,371
2.63%, 3/31/2025 3,200,000 3,449,625
0.38%, 4/30/2025 2,500,000 2,488,281
2.13%, 5/15/2025 1,600,000 1,696,812
0.25%, 5/31/2025 1,000,000 989,766
0.25%, 6/30/2025 1,000,000 989,023
2.75%, 6/30/2025 1,750,000 1,900,254
2.88%, 7/31/2025 1,750,000 1,911,260
2.00%, 8/15/2025 2,000,000 2,115,391
0.25%, 8/31/2025 2,000,000 1,974,375
3.00%, 10/31/2025 1,800,000 1,982,461
2.25%, 11/15/2025 1,500,000 1,605,469
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.38%, 11/30/2025 1,500,000 1,485,645
0.38%, 12/31/2025 1,200,000 1,187,437
0.38%, 1/31/2026 1,000,000 988,672
2.63%, 1/31/2026 750,000 816,416
1.63%, 2/15/2026 400,000 417,656
0.75%, 3/31/2026 500,000 502,246
1.50%, 8/15/2026 1,400,000 1,454,687
1.38%, 8/31/2026 2,500,000 2,582,422
1.63%, 9/30/2026 2,500,000 2,614,160
1.63%, 10/31/2026 4,000,000 4,182,500
2.00%, 11/15/2026 1,000,000 1,064,805
1.50%, 1/31/2027 2,300,000 2,389,934
2.25%, 2/15/2027 3,800,000 4,101,477
1.13%, 2/28/2027 2,000,000 2,037,031
0.63%, 3/31/2027 1,500,000 1,485,820
0.50%, 4/30/2027 2,000,000 1,964,141
0.50%, 8/31/2027 1,500,000 1,466,777
0.38%, 9/30/2027 2,000,000 1,938,594
2.25%, 11/15/2027 1,870,000 2,025,079
0.63%, 11/30/2027 1,250,000 1,227,686
0.63%, 12/31/2027 2,000,000 1,962,344
2.75%, 2/15/2028 1,000,000 1,115,430
1.13%, 2/29/2028 1,000,000 1,011,680
1.25%, 3/31/2028 1,500,000 1,527,949
1.25%, 4/30/2028 1,200,000 1,222,172
2.88%, 5/15/2028 1,000,000 1,125,859
1.25%, 5/31/2028 1,500,000 1,526,719
1.25%, 6/30/2028 700,000 711,922
1.00%, 7/31/2028 1,500,000 1,499,531
2.88%, 8/15/2028 1,000,000 1,127,812
2.63%, 2/15/2029 1,657,000 1,845,290
2.38%, 5/15/2029 100,000 109,664
1.63%, 8/15/2029 1,000,000 1,040,898
1.75%, 11/15/2029 500,000 525,371
1.50%, 2/15/2030 1,000,000 1,028,789
0.63%, 8/15/2030 1,200,000 1,141,969
0.88%, 11/15/2030 1,800,000 1,747,687
1.13%, 2/15/2031 2,600,000 2,577,250
1.63%, 5/15/2031 3,200,000 3,317,500
Total U.S. Treasury Obligations
(cost $198,240,482)
208,148,658
(cost $522,766,413) — 99.6% 553,114,640
Other assets in excess of
liabilities — 0.4% 2,194,402
NET ASSETS — 100.0%
$ 555,309,042

40 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of July 31, 2021.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of July 31, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2021.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$2,318,475 which represents 0.42% of net assets.
ACES Alternative Credit Enhancement Services
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 41
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

42 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,534,840 $ – $ 2,534,840
Commercial Mortgage-Backed Securities – 12,007,833 – 12,007,833
Corporate Bonds – 148,612,090 – 148,612,090
Foreign Government Securities – 10,217,842 – 10,217,842
Mortgage-Backed Securities – 150,492,570 – 150,492,570
Municipal Bonds – 4,011,678 – 4,011,678
Supranational – 7,683,580 – 7,683,580
U.S. Government Agency Securities – 9,405,549 – 9,405,549
U.S. Treasury Obligations – 208,148,658 – 208,148,658
Total $ – $ 553,114,640 $ – $ 553,114,640
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 43
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 8.0%
Airlines 0.0%
†
Qantas Airways Ltd.* 66,807 225,315
Banks 1.8%
Australia & New Zealand
Banking Group Ltd. 196,419 4,000,212
Commonwealth Bank of
Australia 122,618 8,970,002
National Australia Bank Ltd. 227,930 4,340,125
Westpac Banking Corp. 255,086 4,571,979
21,882,318
Beverages 0.0%
†
Treasury Wine Estates Ltd. 50,957 446,404
Biotechnology 0.6%
CSL Ltd. 31,597 6,707,717
Capital Markets 0.3%
ASX Ltd. 13,784 779,845
Macquarie Group Ltd. 23,954 2,764,094
Magellan Financial Group
Ltd. 8,941 321,752
3,865,691
Chemicals 0.0%
†
Orica Ltd. 29,622 270,468
Commercial Services & Supplies 0.1%
Brambles Ltd. 104,105 889,515
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 296,380 823,284
Electric Utilities 0.1%
AusNet Services Ltd. 106,068 141,836
Origin Energy Ltd. 125,398 379,763
521,599
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 74,271 560,299
Goodman Group 114,617 1,907,771
GPT Group (The) 137,886 473,349
Mirvac Group 280,353 589,307
Scentre Group 369,554 708,333
Stockland 161,552 522,902
Vicinity Centres 240,986 275,962
5,037,923
Food & Staples Retailing 0.4%
Coles Group Ltd. 90,323 1,161,349
Endeavour Group Ltd.* 97,986 476,743
Woolworths Group Ltd. 87,995 2,514,581
4,152,673
Gas Utilities 0.1%
APA Group 80,764 564,775
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 4,681 844,483
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 12,738 599,730
Sonic Healthcare Ltd. 31,903 938,936
1,538,666
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 39,085 1,199,107
Crown Resorts Ltd.* 27,274 172,522
Domino's Pizza Enterprises
Ltd. 3,792 326,251
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd. 157,860 575,538
2,273,418
Insurance 0.2%
Insurance Australia Group
Ltd. 170,064 607,186
Medibank Pvt Ltd. 196,084 477,010
QBE Insurance Group Ltd. 97,632 784,713
Suncorp Group Ltd. 91,179 773,279
2,642,188
Interactive Media & Services 0.1%
REA Group Ltd. 3,763 447,924
SEEK Ltd. 22,917 493,002
940,926
IT Services 0.1%
Afterpay Ltd.* 14,790 1,057,286
Computershare Ltd. 38,233 439,118
1,496,404
Metals & Mining 2.6%
BHP Group Ltd. 204,711 8,022,440
BHP Group plc 145,935 4,739,414
BlueScope Steel Ltd. 33,991 611,022
Evolution Mining Ltd. 115,457 355,760
Fortescue Metals Group Ltd. 117,159 2,151,510
Glencore plc* 697,767 3,136,574
Newcrest Mining Ltd. 58,139 1,133,372
Northern Star Resources Ltd. 74,324 559,643
Rio Tinto Ltd. 25,793 2,538,597
Rio Tinto plc 77,893 6,638,269
South32 Ltd. 340,389 745,298
30,631,899
Multiline Retail 0.3%
Wesfarmers Ltd. 78,013 3,505,394
Multi-Utilities 0.0%
†
AGL Energy Ltd. 44,006 232,883
Oil, Gas & Consumable Fuels 0.2%
Ampol Ltd. 16,491 342,392
Oil Search Ltd. 132,533 369,842
Santos Ltd. 133,482 628,397
Washington H Soul Pattinson
& Co. Ltd.(a) 6,567 157,929
Woodside Petroleum Ltd. 68,510 1,102,669
2,601,229
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 48,413 434,622
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 129,780 368,718
Software 0.0%
†
WiseTech Global Ltd. 10,322 234,050
Trading Companies & Distributors 0.0%
†
Reece Ltd. 21,206 366,525
Transportation Infrastructure 0.2%
Sydney Airport* 86,128 494,668
Transurban Group 189,484 1,993,675
2,488,343
95,987,430

44 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG 19,891 771,295
Raiffeisen Bank International
AG 9,563 225,744
997,039
Electric Utilities 0.0%
†
Verbund AG 4,821 444,033
Metals & Mining 0.0%
†
voestalpine AG 7,174 316,341
Oil, Gas & Consumable Fuels 0.1%
OMV AG 9,977 538,410
Paper & Forest Products 0.1%
Mondi plc 34,571 958,495
3,254,318
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 17,023 1,367,676
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 52,565 3,312,618
Chemicals 0.1%
Solvay SA 5,250 700,420
Umicore SA 14,035 871,593
1,572,013
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 4,550 529,344
Groupe Bruxelles Lambert
SA 3,442 398,878
Sofina SA 1,097 514,176
1,442,398
Diversified Telecommunication Services 0.0%
†
Proximus SADP 11,004 226,078
Electric Utilities 0.0%
†
Elia Group SA/NV 2,279 269,641
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 3,289 186,954
Insurance 0.1%
Ageas SA/NV 11,409 602,032
Pharmaceuticals 0.1%
UCB SA 9,002 973,662
9,953,072
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 12,324 649,040
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 27,532 571,642
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 246,100 791,657
Common Stocks
Shares Value ($)
CHINA
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(a)(b) 117,300 327,894
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR*(a) 3,461 354,614
Food Products 0.0%
†
Wilmar International Ltd. 142,158 456,782
Internet & Direct Marketing Retail 0.3%
Prosus NV* 33,472 2,970,089
Real Estate Management & Development 0.1%
ESR Cayman Ltd. Reg. S*(b) 141,600 497,981
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd. 138,600 290,396
5,689,413
DENMARK 2.7%
Air Freight & Logistics 0.3%
DSV PANALPINA A/S 14,486 3,528,739
Banks 0.1%
Danske Bank A/S 45,711 800,169
Beverages 0.1%
Carlsberg A/S, Class B 7,016 1,298,382
Biotechnology 0.2%
Genmab A/S* 4,524 2,040,705
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 538 285,819
Chemicals 0.2%
Chr Hansen Holding A/S 7,431 668,352
Novozymes A/S, Class B 14,819 1,164,824
1,833,176
Electric Utilities 0.2%
Orsted A/S Reg. S(b) 13,049 1,940,720
Electrical Equipment 0.2%
Vestas Wind Systems A/S 70,300 2,592,135
Health Care Equipment & Supplies 0.3%
Ambu A/S, Class B(a) 11,325 418,996
Coloplast A/S, Class B 8,120 1,484,713
Demant A/S*(a) 7,671 468,888
GN Store Nord A/S 9,117 799,062
3,171,659
Insurance 0.0%
†
Tryg A/S 24,318 601,287
Marine 0.1%
AP Moller - Maersk A/S,
Class A 212 566,642
AP Moller - Maersk A/S,
Class B 437 1,212,904
1,779,546
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B 119,132 11,034,966

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
DENMARK
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 7,120 923,068
31,830,371
FINLAND 1.3%
Banks 0.2%
Nordea Bank Abp 221,720 2,594,578
Communications Equipment 0.2%
Nokia OYJ* 377,651 2,315,652
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 9,692 622,989
Electric Utilities 0.1%
Fortum OYJ 31,109 858,718
Food & Staples Retailing 0.1%
Kesko OYJ, Class B 18,929 811,607
Insurance 0.1%
Sampo OYJ, Class A 34,933 1,684,450
Machinery 0.2%
Kone OYJ, Class B 23,807 1,971,471
Wartsila OYJ Abp 32,934 496,273
2,467,744
Oil, Gas & Consumable Fuels 0.2%
Neste OYJ 29,633 1,823,320
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 40,747 805,988
UPM- Kymmene OYJ 37,385 1,528,611
2,334,599
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 7,007 298,295
15,811,952
FRANCE 10.6%
Aerospace & Defense 0.8%
Airbus SE* 40,743 5,589,363
Dassault Aviation SA 154 183,554
Safran SA 23,936 3,135,538
Thales SA 7,596 797,248
9,705,703
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 11,692 1,909,339
Faurecia SE 7,907 354,553
Valeo SA 15,529 448,911
2,712,803
Automobiles 0.1%
Renault SA* 14,013 533,104
Banks 0.6%
BNP Paribas SA 77,847 4,736,112
Credit Agricole SA 83,067 1,155,412
Societe Generale SA 55,706 1,632,027
7,523,551
Beverages 0.3%
Pernod Ricard SA 14,647 3,232,770
Remy Cointreau SA* 1,588 349,010
3,581,780
Common Stocks
Shares Value ($)
FRANCE
Building Products 0.2%
Cie de Saint-Gobain 35,121 2,512,510
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,157 384,427
Chemicals 0.5%
Air Liquide SA 32,843 5,709,364
Arkema SA 4,275 544,099
6,253,463
Construction & Engineering 0.4%
Bouygues SA 15,737 606,958
Eiffage SA 5,814 592,361
Vinci SA 36,731 3,883,686
5,083,005
Diversified Financial Services 0.0%
†
Eurazeo SE 2,234 216,077
Wendel SE 1,475 207,312
423,389
Diversified Telecommunication Services 0.2%
Iliad SA 913 196,421
Orange SA 136,828 1,524,751
1,721,172
Electric Utilities 0.0%
†
Electricite de France SA 30,994 375,170
Electrical Equipment 0.2%
Legrand SA 18,481 2,082,084
Entertainment 0.2%
Bollore SA 56,502 315,737
Ubisoft Entertainment SA* 6,416 407,616
Vivendi SE 48,889 1,651,403
2,374,756
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 3,469 326,010
Gecina SA 3,056 485,136
Klepierre SA 14,695 356,291
Unibail - Rodamco -Westfield* 8,679 721,731
1,889,168
Food & Staples Retailing 0.1%
Carrefour SA 43,661 811,524
Food Products 0.3%
Danone SA 45,561 3,353,761
Health Care Equipment & Supplies 0.0%
†
BioMerieux 2,614 311,633
Health Care Providers & Services 0.0%
†
Orpea SA 3,681 467,336
Hotels, Restaurants & Leisure 0.1%
Accor SA* 11,944 422,933
La Francaise des Jeux
SAEM Reg. S(b) 6,838 365,939
Sodexo SA* 5,973 509,072
1,297,944
Household Durables 0.0%
†
SEB SA 2,052 341,095
Insurance 0.3%
AXA SA 135,435 3,505,667
CNP Assurances 11,940 202,749

46 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Insurance
SCOR SE(a) 10,351 289,556
3,997,972
Interactive Media & Services 0.0%
†
Adevinta ASA* 17,486 336,152
IT Services 0.5%
Atos SE 6,883 329,352
Capgemini SE 11,105 2,402,422
Edenred 17,557 1,019,868
Worldline SA Reg. S*(b) 16,291 1,524,540
5,276,182
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 1,969 1,123,645
Machinery 0.1%
Alstom SA*(a) 19,822 822,583
Media 0.1%
Publicis Groupe SA 15,876 1,001,996
Multi-Utilities 0.3%
Engie SA 125,763 1,678,254
Suez SA 23,518 549,032
Veolia Environnement SA 38,370 1,260,692
3,487,978
Oil, Gas & Consumable Fuels 0.6%
TotalEnergies SE 173,704 7,574,444
Personal Products 0.7%
L'Oreal SA 17,516 8,023,483
Pharmaceuticals 0.7%
Ipsen SA 2,358 252,142
Sanofi 78,803 8,120,500
8,372,642
Professional Services 0.2%
Bureau Veritas SA 19,947 658,418
Teleperformance 4,037 1,703,477
2,361,895
Software 0.2%
Dassault Systemes SE 45,825 2,528,170
Textiles, Apparel & Luxury Goods 2.3%
EssilorLuxottica SA 19,660 3,716,784
Hermes International 2,214 3,387,826
Kering SA 5,187 4,657,448
LVMH Moet Hennessy Louis
Vuitton SE 19,237 15,394,580
27,156,638
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,138 259,392
Getlink SE 31,328 501,597
760,989
126,564,147
GERMANY 9.1%
Aerospace & Defense 0.1%
MTU Aero Engines AG 3,798 950,912
Air Freight & Logistics 0.4%
Deutsche Post AG
(Registered) 68,564 4,643,459
Common Stocks
Shares Value ($)
GERMANY
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 22,205 251,596
Auto Components 0.1%
Continental AG* 7,832 1,064,447
Automobiles 1.1%
Bayerische Motoren Werke
AG 23,030 2,290,973
Bayerische Motoren Werke
AG (Preference) 3,748 321,972
Daimler AG (Registered) 59,290 5,296,604
Porsche Automobil Holding
SE (Preference) 10,370 1,122,765
Volkswagen AG 2,311 768,614
Volkswagen AG (Preference) 12,984 3,168,411
12,969,339
Banks 0.0%
†
Commerzbank AG* 67,039 432,860
Capital Markets 0.3%
Deutsche Bank AG
(Registered)* 142,576 1,802,189
Deutsche Boerse AG 13,187 2,202,254
4,004,443
Chemicals 0.7%
BASF SE 63,590 4,996,614
Covestro AG Reg. S(b) 13,756 885,193
Evonik Industries AG 13,841 481,041
Fuchs Petrolub SE
(Preference) 4,106 204,770
LANXESS AG 5,678 411,410
Symrise AG 8,737 1,288,558
8,267,586
Construction Materials 0.1%
HeidelbergCement AG 10,595 940,127
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 230,667 4,792,472
Telefonica Deutschland
Holding AG 62,734 169,288
United Internet AG
(Registered) 7,294 301,767
5,263,527
Electrical Equipment 0.1%
Siemens Energy AG* 28,455 774,589
Health Care Equipment & Supplies 0.3%
Carl Zeiss Meditec AG 2,673 595,386
Sartorius AG (Preference) 1,858 1,123,888
Siemens Healthineers AG
Reg. S(b) 19,135 1,264,329
2,983,603
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 14,597 1,152,449
Fresenius SE & Co. KGaA 28,628 1,505,878
2,658,327
Household Products 0.2%
Henkel AG & Co. KGaA 7,220 656,380

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
GERMANY
Household Products
Henkel AG & Co. KGaA
(Preference) 12,685 1,286,197
1,942,577
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 6,223 243,336
Industrial Conglomerates 0.7%
Siemens AG (Registered) 53,210 8,307,578
Insurance 0.9%
Allianz SE (Registered) 28,644 7,133,609
Hannover Rueck SE 4,293 722,567
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 9,762 2,640,037
10,496,213
Interactive Media & Services 0.0%
†
Scout24 AG Reg. S(b) 6,141 526,018
Internet & Direct Marketing Retail 0.2%
HelloFresh SE* 11,760 1,102,987
Zalando SE Reg. S*(b) 15,370 1,709,619
2,812,606
IT Services 0.0%
†
Bechtle AG 1,878 388,160
Machinery 0.2%
GEA Group AG 10,795 478,773
KION Group AG 4,875 517,684
Knorr- Bremse AG 5,031 570,701
Rational AG 352 382,730
1,949,888
Multi-Utilities 0.3%
E.ON SE 154,795 1,904,368
RWE AG 44,118 1,570,955
3,475,323
Personal Products 0.1%
Beiersdorf AG 7,177 852,820
Pharmaceuticals 0.5%
Bayer AG (Registered) 67,830 4,045,393
Merck KGaA 8,889 1,821,178
5,866,571
Real Estate Management & Development 0.4%
Aroundtown SA 66,707 523,050
Deutsche Wohnen SE 23,362 1,459,199
LEG Immobilien SE 5,133 812,185
Vonovia SE 37,365 2,491,054
5,285,488
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 89,890 3,427,428
Software 0.9%
Nemetschek SE 3,690 326,012
SAP SE 72,252 10,362,816
TeamViewer AG Reg. S*(b) 10,636 358,032
11,046,860
Textiles, Apparel & Luxury Goods 0.5%
adidas AG 13,174 4,785,688
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods
Puma SE 7,345 901,971
5,687,659
Trading Companies & Distributors 0.1%
Brenntag SE 10,398 1,038,488
108,551,828
HONG KONG 2.6%
Banks 0.1%
Bank of East Asia Ltd. (The) 75,550 124,498
Hang Seng Bank Ltd. 54,400 1,042,278
1,166,776
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 122,000 455,711
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 83,400 5,328,844
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 263,420 358,023
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 50,500 305,389
CLP Holdings Ltd. 117,000 1,207,146
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 161,000 163,297
Power Assets Holdings Ltd. 97,300 628,934
2,304,766
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 142,151 1,360,082
Food Products 0.1%
WH Group Ltd. Reg. S(b) 667,000 553,324
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 797,565 1,299,935
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR* 13,373 186,152
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 14,300 857,285
Jardine Matheson Holdings
Ltd. 1,100 65,365
Insurance 0.8%
AIA Group Ltd. 836,600 10,035,321
Machinery 0.1%
Techtronic Industries Co. Ltd. 94,500 1,691,258
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 142,886 974,323
Hang Lung Properties Ltd. 139,000 359,666
Henderson Land
Development Co. Ltd. 99,352 444,569
Hongkong Land Holdings
Ltd. 66,300 286,416
Hongkong Land Holdings
Ltd. 8,800 39,953

48 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
New World Development Co.
Ltd. 103,707 492,366
Sino Land Co. Ltd. 210,200 321,999
Sun Hung Kai Properties Ltd.
(a) 92,700 1,328,502
Swire Pacific Ltd., Class A 37,500 233,164
Swire Properties Ltd. 82,200 233,931
Wharf Real Estate
Investment Co. Ltd.(a) 116,270 656,964
5,371,853
Road & Rail 0.1%
MTR Corp. Ltd. 110,214 653,397
31,688,092
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 10,991 1,195,210
Construction Materials 0.2%
CRH plc 54,723 2,727,224
Containers & Packaging 0.1%
Smurfit Kappa Group plc 17,450 984,298
Food Products 0.1%
Kerry Group plc, Class A 10,898 1,615,775
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc* 11,537 1,966,818
8,489,325
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 1,727 228,032
Banks 0.2%
Bank Hapoalim BM* 79,535 632,846
Bank Leumi Le-Israel BM* 101,766 778,131
Israel Discount Bank Ltd.,
Class A* 80,983 380,056
Mizrahi Tefahot Bank Ltd.* 9,725 294,860
2,085,893
Chemicals 0.0%
†
ICL Group Ltd. 48,901 355,078
IT Services 0.1%
Wix.com Ltd.* 3,757 1,121,991
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 78,071 753,385
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,141 250,794
Software 0.2%
Check Point Software
Technologies Ltd.* 7,466 948,928
Nice Ltd.* 4,394 1,224,817
2,173,745
6,968,918
ITALY 2.0%
Automobiles 0.2%
Ferrari NV 8,683 1,894,604
Common Stocks
Shares Value ($)
ITALY
Banks 0.5%
FinecoBank Banca Fineco
SpA * 43,400 777,142
Intesa Sanpaolo SpA 1,149,035 3,173,164
Mediobanca Banca di
Credito Finanziario SpA * 40,469 473,880
UniCredit SpA 146,383 1,750,745
6,174,931
Beverages 0.0%
†
Davide Campari-Milano NV 37,199 523,621
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 20,031 226,738
Telecom Italia SpA 1,156,462 520,394
747,132
Electric Utilities 0.5%
Enel SpA 563,328 5,201,651
Terna SpA 100,178 796,470
5,998,121
Electrical Equipment 0.0%
†
Prysmian SpA 18,014 646,354
Gas Utilities 0.1%
Snam SpA 143,575 869,641
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,592 323,413
Health Care Providers & Services 0.0%
†
Amplifon SpA 8,940 442,260
Insurance 0.2%
Assicurazioni Generali SpA 75,577 1,509,998
Poste Italiane SpA Reg. S(b) 37,198 493,108
2,003,106
IT Services 0.1%
Nexi SpA Reg. S*(b) 30,427 652,962
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 174,927 2,066,250
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 7,414 458,738
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 13,650 939,978
Transportation Infrastructure 0.0%
†
Atlantia SpA * 34,674 630,024
24,371,135
JAPAN 22.6%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 22,800 615,672
Yamato Holdings Co. Ltd. 20,400 587,299
1,202,971
Airlines 0.0%
†
ANA Holdings, Inc.* 11,900 279,648
Japan Airlines Co. Ltd.* 10,174 212,983
492,631
Auto Components 0.5%
Aisin Corp. 10,300 416,668
Bridgestone Corp. 39,400 1,734,150

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
JAPAN
Auto Components
Denso Corp. 30,000 2,059,929
Koito Manufacturing Co. Ltd. 7,000 428,174
Stanley Electric Co. Ltd. 8,200 214,086
Sumitomo Electric Industries
Ltd. 53,700 763,258
Toyota Industries Corp. 10,200 854,969
6,471,234
Automobiles 1.7%
Honda Motor Co. Ltd. 112,300 3,592,401
Isuzu Motors Ltd. 36,000 479,347
Mazda Motor Corp.* 37,860 373,054
Nissan Motor Co. Ltd.* 165,300 956,846
Subaru Corp. 43,800 859,496
Suzuki Motor Corp. 26,200 1,066,300
Toyota Motor Corp. 146,820 13,185,533
Yamaha Motor Co. Ltd. 18,700 467,899
20,980,876
Banks 1.0%
Chiba Bank Ltd. (The) 34,800 198,908
Concordia Financial Group
Ltd. 64,800 232,595
Japan Post Bank Co. Ltd. 22,900 195,065
Mitsubishi UFJ Financial
Group, Inc. 845,384 4,479,064
Mizuho Financial Group, Inc. 167,551 2,392,227
Resona Holdings, Inc. 143,401 540,416
Shizuoka Bank Ltd. (The) 29,000 209,946
Sumitomo Mitsui Financial
Group, Inc. 91,105 3,070,962
Sumitomo Mitsui Trust
Holdings, Inc. 23,276 764,792
12,083,975
Beverages 0.3%
Asahi Group Holdings Ltd. 31,200 1,405,071
Ito En Ltd. 3,900 231,081
Kirin Holdings Co. Ltd. 58,600 1,072,374
Suntory Beverage & Food
Ltd. 9,200 323,458
3,031,984
Biotechnology 0.0%
†
PeptiDream , Inc.* 7,200 297,079
Building Products 0.4%
AGC, Inc. 12,820 550,922
Daikin Industries Ltd. 17,300 3,596,221
Lixil Corp. 18,900 515,565
TOTO Ltd. 9,600 497,160
5,159,868
Capital Markets 0.2%
Daiwa Securities Group, Inc. 99,500 522,049
Japan Exchange Group, Inc. 35,000 796,479
Nomura Holdings, Inc. 218,700 1,092,977
SBI Holdings, Inc. 16,270 390,087
2,801,592
Chemicals 0.9%
Asahi Kasei Corp. 89,300 973,711
JSR Corp. 14,600 488,821
Kansai Paint Co. Ltd. 12,600 309,588
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Mitsubishi Chemical Holdings
Corp. 91,200 765,968
Mitsubishi Gas Chemical
Co., Inc. 11,800 246,298
Mitsui Chemicals, Inc. 12,720 406,243
Nippon Paint Holdings Co.
Ltd. 50,600 646,761
Nippon Sanso Holdings
Corp. 10,700 236,948
Nissan Chemical Corp. 8,400 411,871
Nitto Denko Corp. 10,710 796,793
Shin-Etsu Chemical Co. Ltd. 24,400 3,981,362
Sumitomo Chemical Co. Ltd. 100,200 522,019
Toray Industries, Inc. 95,300 628,099
Tosoh Corp. 17,800 313,043
10,727,525
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 16,550 389,733
Secom Co. Ltd. 14,900 1,125,499
Sohgo Security Services Co.
Ltd. 4,900 229,305
Toppan, Inc. 18,900 320,949
2,065,486
Construction & Engineering 0.1%
Kajima Corp. 31,900 412,530
Obayashi Corp. 45,700 375,780
Shimizu Corp. 38,300 281,713
Taisei Corp. 13,600 460,140
1,530,163
Consumer Finance 0.0%
†
Acom Co. Ltd. 25,400 104,452
Diversified Financial Services 0.1%
Mitsubishi HC Capital, Inc. 45,500 248,325
ORIX Corp. 83,500 1,459,696
Tokyo Century Corp. 1,700 93,672
1,801,693
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 89,216 2,285,820
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 43,300 522,132
Kansai Electric Power Co.,
Inc. (The) 50,600 478,810
Tohoku Electric Power Co.,
Inc. 28,500 216,432
Tokyo Electric Power Co.
Holdings, Inc.* 102,100 272,971
1,490,345
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 8,940 390,683
Mitsubishi Electric Corp. 125,900 1,704,275
Nidec Corp. 31,200 3,505,687
5,600,645
Electronic Equipment, Instruments & Components 1.4%
Azbil Corp. 8,600 335,415
Hamamatsu Photonics KK 9,700 539,823
Hirose Electric Co. Ltd. 2,265 339,575

50 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Ibiden Co. Ltd. 7,500 397,317
Keyence Corp. 13,472 7,501,536
Kyocera Corp. 21,900 1,353,598
Murata Manufacturing Co.
Ltd. 40,000 3,316,865
Omron Corp. 12,400 1,060,838
Shimadzu Corp. 16,900 681,635
TDK Corp. 9,200 1,050,948
Yokogawa Electric Corp. 17,100 262,689
16,840,239
Entertainment 0.5%
Capcom Co. Ltd. 12,100 333,499
Koei Tecmo Holdings Co.
Ltd. 3,410 160,327
Konami Holdings Corp. 6,400 354,906
Nexon Co. Ltd. 34,700 722,479
Nintendo Co. Ltd. 7,800 4,018,837
Square Enix Holdings Co.
Ltd. 6,100 316,476
Toho Co. Ltd. 7,900 344,039
6,250,563
Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT
Investment Corp. 130 386,771
GLP J-REIT 297 531,977
Japan Real Estate
Investment Corp. 89 558,613
Japan Retail Fund
Investment Corp. 496 519,127
Nippon Building Fund, Inc. 104 672,042
Nippon Prologis REIT, Inc. 150 500,433
Nomura Real Estate Master
Fund, Inc. 284 451,510
Orix JREIT, Inc. 175 334,210
United Urban Investment
Corp. 213 313,500
4,268,183
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 44,400 1,215,514
Cosmos Pharmaceutical
Corp. 1,300 220,614
Kobe Bussan Co. Ltd. 9,300 314,233
Lawson, Inc.(a) 3,100 155,656
Seven & i Holdings Co. Ltd. 52,200 2,326,468
Tsuruha Holdings, Inc. 2,900 344,262
Welcia Holdings Co. Ltd. 5,900 200,944
4,777,691
Food Products 0.3%
Ajinomoto Co., Inc. 33,200 846,049
Kikkoman Corp. 9,900 607,047
MEIJI Holdings Co. Ltd. 8,598 532,511
NH Foods Ltd. 5,300 214,227
Nisshin Seifun Group, Inc. 12,052 194,648
Nissin Foods Holdings Co.
Ltd. 4,400 313,247
Toyo Suisan Kaisha Ltd. 5,900 225,499
Yakult Honsha Co. Ltd. 9,100 537,864
3,471,092
Common Stocks
Shares Value ($)
JAPAN
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 26,680 500,027
Toho Gas Co. Ltd. 4,900 239,076
Tokyo Gas Co. Ltd. 24,980 473,859
1,212,962
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 13,500 365,793
Hoya Corp. 26,000 3,670,970
Olympus Corp. 80,000 1,647,356
Sysmex Corp. 11,300 1,344,881
Terumo Corp. 44,500 1,727,705
8,756,705
Health Care Providers & Services 0.0%
†
Medipal Holdings Corp. 12,700 239,302
Health Care Technology 0.2%
M3, Inc. 30,500 1,997,911
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 262,533
Oriental Land Co. Ltd. 13,700 1,875,621
2,138,154
Household Durables 1.1%
Casio Computer Co. Ltd. 12,400 201,857
Iida Group Holdings Co. Ltd.
(a) 10,100 243,758
Panasonic Corp. 152,102 1,821,844
Rinnai Corp. 2,700 250,238
Sekisui Chemical Co. Ltd. 24,800 427,918
Sekisui House Ltd. 43,900 869,744
Sharp Corp. 16,100 247,090
Sony Group Corp. 87,600 9,143,797
13,206,246
Household Products 0.1%
Lion Corp. 14,400 249,975
Pigeon Corp. 7,300 211,304
Unicharm Corp. 28,700 1,151,053
1,612,332
Industrial Conglomerates 0.4%
Hitachi Ltd. 66,760 3,834,070
Toshiba Corp. 29,170 1,256,271
5,090,341
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 69,200 1,278,546
Japan Post Holdings Co.
Ltd.* 112,100 952,587
Japan Post Insurance Co.
Ltd. 17,100 303,843
MS&AD Insurance Group
Holdings, Inc. 31,455 972,391
Sompo Holdings, Inc. 22,625 936,234
T&D Holdings, Inc. 39,500 506,269
Tokio Marine Holdings, Inc. 43,600 2,080,072
7,029,942
Interactive Media & Services 0.1%
Kakaku.com, Inc. 9,700 264,688
Z Holdings Corp. 187,200 937,551
1,202,239
Internet & Direct Marketing Retail 0.1%
Mercari , Inc.* 7,400 385,854

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
JAPAN
Internet & Direct Marketing Retail
Rakuten Group, Inc. 61,600 679,257
ZOZO, Inc. 8,800 299,653
1,364,764
IT Services 0.6%
Fujitsu Ltd. 13,610 2,311,983
GMO Payment Gateway, Inc. 2,900 374,580
Itochu Techno-Solutions
Corp. 6,100 187,394
NEC Corp. 17,500 889,809
Nomura Research Institute
Ltd. 24,054 774,328
NTT Data Corp. 44,900 695,826
Obic Co. Ltd. 4,800 845,776
Otsuka Corp. 7,400 386,621
SCSK Corp. 3,600 216,931
TIS, Inc. 15,700 406,917
7,090,165
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 14,249 922,099
Shimano, Inc. 5,000 1,278,878
Yamaha Corp. 9,500 526,232
2,727,209
Machinery 1.3%
Daifuku Co. Ltd. 7,100 636,272
FANUC Corp. 13,400 3,001,091
Harmonic Drive Systems,
Inc. 2,000 111,326
Hino Motors Ltd. 20,000 174,944
Hitachi Construction
Machinery Co. Ltd. 7,200 203,310
Hoshizaki Corp. 3,500 294,070
Komatsu Ltd. 59,900 1,561,750
Kubota Corp. 73,100 1,527,555
Kurita Water Industries Ltd. 6,500 315,469
Makita Corp. 15,900 825,028
MINEBEA MITSUMI, Inc. 25,100 677,297
MISUMI Group, Inc. 19,600 683,610
Mitsubishi Heavy Industries
Ltd. 22,220 645,296
Miura Co. Ltd. 5,000 220,671
Nabtesco Corp. 6,600 251,962
NGK Insulators Ltd. 16,900 270,107
NSK Ltd. 27,300 225,592
SMC Corp. 4,000 2,376,940
THK Co. Ltd. 8,400 240,450
Yaskawa Electric Corp.(a) 15,800 782,067
15,024,807
Marine 0.1%
Nippon Yusen KK 11,540 624,170
Media 0.1%
CyberAgent , Inc. 27,100 487,871
Dentsu Group, Inc. 15,361 535,046
Hakuhodo DY Holdings, Inc. 17,400 265,573
1,288,490
Metals & Mining 0.2%
Hitachi Metals Ltd.* 16,400 320,108
JFE Holdings, Inc. 34,400 421,453
Nippon Steel Corp. 60,906 1,064,586
Common Stocks
Shares Value ($)
JAPAN
Metals & Mining
Sumitomo Metal Mining Co.
Ltd. 16,900 688,209
2,494,356
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 28,500 594,958
Ryohin Keikaku Co. Ltd. 18,300 373,968
968,926
Oil, Gas & Consumable Fuels 0.1%
ENEOS Holdings, Inc. 217,617 907,483
Idemitsu Kosan Co. Ltd. 13,244 311,351
Inpex Corp. 71,300 502,703
1,721,537
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 51,100 294,962
Personal Products 0.4%
Kao Corp. 33,300 2,002,038
Kobayashi Pharmaceutical
Co. Ltd. 3,400 270,970
Kose Corp.(a) 2,400 378,678
Pola Orbis Holdings, Inc. 7,200 172,203
Shiseido Co. Ltd. 27,600 1,840,575
4,664,464
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 129,200 2,057,831
Chugai Pharmaceutical Co.
Ltd. 46,200 1,708,238
Daiichi Sankyo Co. Ltd. 118,400 2,344,560
Eisai Co. Ltd. 16,300 1,337,941
Hisamitsu Pharmaceutical
Co., Inc. 4,000 175,210
Kyowa Kirin Co. Ltd. 18,500 601,330
Nippon Shinyaku Co. Ltd.(a) 3,600 270,587
Ono Pharmaceutical Co. Ltd. 25,300 578,635
Otsuka Holdings Co. Ltd. 26,300 1,045,494
Santen Pharmaceutical Co.
Ltd. 23,500 318,420
Shionogi & Co. Ltd. 18,900 994,006
Sumitomo Dainippon Pharma
Co. Ltd. 12,900 223,021
Taisho Pharmaceutical
Holdings Co. Ltd. 2,070 115,885
Takeda Pharmaceutical Co.
Ltd. 108,597 3,609,961
15,381,119
Professional Services 0.5%
Nihon M&A Center, Inc. 22,100 615,694
Persol Holdings Co. Ltd. 13,400 270,197
Recruit Holdings Co. Ltd. 93,800 4,850,763
5,736,654
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 4,300 506,223
Daiwa House Industry Co.
Ltd. 40,300 1,236,476
Hulic Co. Ltd. 20,000 228,001
Mitsubishi Estate Co. Ltd. 80,600 1,264,709
Mitsui Fudosan Co. Ltd. 62,800 1,470,514

52 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development
Nomura Real Estate
Holdings, Inc. 7,600 188,357
Sumitomo Realty &
Development Co. Ltd. 22,000 716,683
5,610,963
Road & Rail 0.6%
Central Japan Railway Co. 9,900 1,446,172
East Japan Railway Co. 20,590 1,373,413
Hankyu Hanshin Holdings,
Inc. 16,300 481,496
Keio Corp. 6,680 374,073
Keisei Electric Railway Co.
Ltd. 9,700 288,695
Kintetsu Group Holdings Co.
Ltd.* 11,950 403,492
Nippon Express Co. Ltd. 5,750 419,381
Odakyu Electric Railway Co.
Ltd. 19,450 464,062
Tobu Railway Co. Ltd. 12,600 327,425
Tokyu Corp. 36,050 482,938
West Japan Railway Co. 11,200 607,692
6,668,839
Semiconductors & Semiconductor Equipment 0.8%
Advantest Corp. 14,200 1,259,998
Disco Corp. 2,100 600,977
Lasertec Corp. 5,100 959,598
Renesas Electronics Corp.* 89,300 967,111
Rohm Co. Ltd. 6,400 623,372
SUMCO Corp. 18,300 425,051
Tokyo Electron Ltd. 10,400 4,284,958
9,121,065
Software 0.1%
Oracle Corp. Japan 2,500 186,660
Trend Micro, Inc. 9,500 494,400
681,060
Specialty Retail 0.4%
ABC-Mart, Inc. 2,500 138,415
Fast Retailing Co. Ltd. 4,000 2,713,895
Hikari Tsushin, Inc. 1,500 259,882
Nitori Holdings Co. Ltd. 5,700 1,084,245
USS Co. Ltd. 16,500 287,108
Yamada Holdings Co. Ltd. 51,800 244,555
4,728,100
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 17,100 347,581
Canon, Inc. 68,600 1,575,447
FUJIFILM Holdings Corp. 24,700 1,773,906
Ricoh Co. Ltd. 46,800 510,711
Seiko Epson Corp. 20,000 344,081
4,551,726
Tobacco 0.1%
Japan Tobacco, Inc.(a) 82,300 1,609,447
Trading Companies & Distributors 0.9%
ITOCHU Corp. 82,500 2,457,910
Marubeni Corp. 111,400 954,466
Mitsubishi Corp. 87,700 2,472,578
Mitsui & Co. Ltd. 107,300 2,476,254
MonotaRO Co. Ltd. 17,200 396,568
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Sumitomo Corp. 75,800 1,030,771
Toyota Tsusho Corp. 14,900 704,140
10,492,687
Wireless Telecommunication Services 1.0%
KDDI Corp. 110,900 3,384,459
SoftBank Corp. 199,900 2,611,893
SoftBank Group Corp. 86,900 5,461,252
11,457,604
270,525,355
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 11,665 428,913
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 9,019 1,078,839
Metals & Mining 0.1%
ArcelorMittal SA 49,085 1,714,399
2,793,238
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd.* 155,000 1,054,563
Sands China Ltd.*(a) 172,700 590,982
SJM Holdings Ltd.* 120,000 108,156
Wynn Macau Ltd.* 110,800 142,611
1,896,312
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
NETHERLANDS 5.1%
Banks 0.3%
ABN AMRO Bank NV, CVA
Reg. S*(b) 28,690 333,283
ING Groep NV 273,158 3,497,934
3,831,217
Beverages 0.3%
Heineken Holding NV 8,203 807,970
Heineken NV(a) 17,968 2,092,594
2,900,564
Biotechnology 0.1%
Argenx SE* 3,071 935,526
Chemicals 0.3%
Akzo Nobel NV 13,096 1,619,468
Koninklijke DSM NV 11,952 2,409,183
4,028,651
Diversified Financial Services 0.1%
EXOR NV 7,404 609,829
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 239,393 786,677
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 72,494 2,254,042
Food Products 0.0%
†
JDE Peet's NV 4,557 153,401

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
NETHERLANDS
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV 63,672 2,936,642
Insurance 0.1%
Aegon NV 119,368 507,489
NN Group NV 19,988 992,181
1,499,670
IT Services 0.3%
Adyen NV Reg. S*(b) 1,380 3,757,492
Oil, Gas & Consumable Fuels 0.9%
Koninklijke Vopak NV 4,534 192,028
Royal Dutch Shell plc, Class
A 284,294 5,703,559
Royal Dutch Shell plc, Class
B 256,479 5,062,090
10,957,677
Professional Services 0.2%
Randstad NV 8,187 594,410
Wolters Kluwer NV 18,454 2,104,975
2,699,385
Semiconductors & Semiconductor Equipment 1.9%
ASM International NV 3,186 1,133,307
ASML Holding NV 29,082 22,113,930
23,247,237
60,598,010
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 119,600 394,845
Electric Utilities 0.0%
†
Mercury NZ Ltd. 39,201 180,750
Food Products 0.0%
†
a2 Milk Co. Ltd. (The)* 53,196 230,709
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 41,036 902,859
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 28,045 257,850
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 83,792 304,927
Software 0.1%
Xero Ltd.* 9,402 974,440
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 88,891 449,197
3,695,577
NORWAY 0.5%
Banks 0.1%
DNB Bank ASA 66,231 1,357,268
Diversified Telecommunication Services 0.1%
Telenor ASA 49,821 865,023
Food Products 0.1%
Mowi ASA 31,295 797,106
Orkla ASA 50,541 459,357
1,256,463
Common Stocks
Shares Value ($)
NORWAY
Insurance 0.0%
†
Gjensidige Forsikring ASA 14,145 323,440
Media 0.0%
†
Schibsted ASA, Class A 4,979 263,955
Schibsted ASA, Class B 6,817 314,641
578,596
Metals & Mining 0.1%
Norsk Hydro ASA 92,401 614,702
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 66,590 1,302,694
6,298,186
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 13,676 267,900
PORTUGAL 0.1%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 197,649 1,027,268
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 18,576 378,285
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 30,396 296,800
1,702,353
RUSSIA 0.1%
Beverages 0.1%
Coca-Cola HBC AG* 13,820 522,064
Metals & Mining 0.0%
†
Evraz plc 34,581 295,007
817,071
SAUDI ARABIA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 10,718 1,605,051
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 100,000 295,764
Airlines 0.0%
†
Singapore Airlines Ltd.* 86,982 327,374
Banks 0.6%
DBS Group Holdings Ltd. 125,750 2,822,038
Oversea-Chinese Banking
Corp. Ltd. 232,189 2,100,841
United Overseas Bank Ltd. 80,862 1,565,350
6,488,229
Capital Markets 0.1%
Singapore Exchange Ltd. 58,100 509,763
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 639,403 1,071,144
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 16,300 228,790

54 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SINGAPORE
Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT 219,713 505,901
CapitaLand Integrated
Commercial Trust 335,114 531,722
Mapletree Commercial Trust 147,400 234,965
Mapletree Logistics Trust 225,049 350,240
1,622,828
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 372,017 222,600
Industrial Conglomerates 0.0%
†
Keppel Corp. Ltd. 98,700 399,881
Real Estate Management & Development 0.1%
CapitaLand Ltd.* 173,345 515,817
City Developments Ltd. 26,499 133,840
UOL Group Ltd. 32,113 172,864
822,521
11,988,894
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 89,228 3,952,892
SPAIN 2.4%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 463,895 2,975,487
Banco Santander SA 1,198,215 4,383,551
CaixaBank SA 316,511 940,959
8,299,997
Biotechnology 0.1%
Grifols SA 20,481 520,948
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 17,331 455,440
Ferrovial SA 32,216 955,673
1,411,113
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 35,354 2,303,807
Telefonica SA 358,856 1,646,168
3,949,975
Electric Utilities 0.5%
Endesa SA 22,025 535,982
Iberdrola SA 409,874 4,940,947
Red Electrica Corp. SA 29,340 580,575
6,057,504
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 16,272 453,813
Gas Utilities 0.1%
Enagas SA 18,246 419,111
Naturgy Energy Group SA 19,546 505,042
924,153
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 19,195 451,378
IT Services 0.2%
Amadeus IT Group SA* 31,290 2,048,460
Common Stocks
Shares Value ($)
SPAIN
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 106,052 1,160,107
Specialty Retail 0.2%
Industria de Diseno Textil SA 75,992 2,578,258
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 5,296 843,413
28,699,119
SWEDEN 3.6%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 113,996 1,540,198
Svenska Handelsbanken AB,
Class A 102,164 1,153,397
Swedbank AB, Class A 63,431 1,235,881
3,929,476
Building Products 0.3%
Assa Abloy AB, Class B 70,204 2,251,011
Nibe Industrier AB, Class B 99,850 1,193,871
3,444,882
Capital Markets 0.1%
EQT AB 16,300 787,156
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 21,600 380,818
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 199,746 2,303,022
Construction & Engineering 0.0%
†
Skanska AB, Class B 23,828 672,430
Diversified Financial Services 0.4%
Industrivarden AB, Class A 7,237 289,198
Industrivarden AB, Class C 11,471 439,859
Investor AB, Class B 125,201 3,101,622
Kinnevik AB, Class B* 16,944 738,967
L E Lundbergforetagen AB,
Class B 5,519 394,263
4,963,909
Diversified Telecommunication Services 0.1%
Telia Co. AB 183,632 806,032
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 137,991 2,287,512
Entertainment 0.0%
†
Embracer Group AB* 17,568 454,270
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 6,573 324,966
Hotels, Restaurants & Leisure 0.2%
Evolution AB Reg. S(b) 11,898 2,077,492
Household Durables 0.1%
Electrolux AB Series B 13,976 366,444
Husqvarna AB, Class B 29,291 409,585
776,029
Household Products 0.1%
Essity AB, Class B 42,627 1,393,659

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
SWEDEN
Industrial Conglomerates 0.0%
†
Investment AB Latour , Class
B 9,850 385,344
Machinery 1.1%
Alfa Laval AB 22,035 921,044
Atlas Copco AB, Class A 47,035 3,184,002
Atlas Copco AB, Class B 27,332 1,554,297
Epiroc AB, Class A 46,159 1,078,933
Epiroc AB, Class B 28,219 567,676
Sandvik AB 79,075 2,059,745
SKF AB, Class B 26,730 711,547
Volvo AB, Class A 12,522 304,740
Volvo AB, Class B(a) 97,696 2,304,083
12,686,067
Metals & Mining 0.1%
Boliden AB* 19,158 747,563
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 12,761 397,742
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B 42,437 789,499
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B* 7,482 517,354
Software 0.1%
Sinch AB Reg. S*(b) 35,427 716,493
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B* 51,155 1,071,675
Tobacco 0.1%
Swedish Match AB 113,610 1,017,152
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 35,287 518,622
43,449,164
SWITZERLAND 9.9%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,063 184,249
Building Products 0.2%
Geberit AG (Registered) 2,558 2,100,594
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 168,631 1,694,615
Julius Baer Group Ltd. 15,935 1,054,168
Partners Group Holding AG 1,576 2,694,397
UBS Group AG (Registered) 252,856 4,169,273
9,612,453
Chemicals 0.6%
Clariant AG (Registered)* 15,455 321,357
EMS- Chemie Holding AG
(Registered) 472 523,030
Givaudan SA (Registered) 644 3,214,280
Sika AG (Registered) 9,740 3,430,235
7,488,902
Common Stocks
Shares Value ($)
SWITZERLAND
Construction Materials 0.2%
Holcim Ltd.* 36,295 2,127,793
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,844 1,109,478
Electrical Equipment 0.4%
ABB Ltd. (Registered) 119,827 4,380,757
Food Products 2.3%
Barry Callebaut AG
(Registered) 250 633,139
Chocoladefabriken Lindt &
Spruengli AG 75 841,171
Chocoladefabriken Lindt &
Spruengli AG (Registered) 7 811,380
Nestle SA (Registered) 199,729 25,308,371
27,594,061
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 34,724 2,528,077
Sonova Holding AG
(Registered) 3,764 1,478,976
Straumann Holding AG
(Registered) 736 1,365,125
5,372,178
Insurance 0.5%
Baloise Holding AG
(Registered) 3,344 528,173
Swiss Life Holding AG
(Registered) 2,279 1,177,131
Zurich Insurance Group AG 10,393 4,189,502
5,894,806
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 5,133 3,994,926
Machinery 0.1%
Schindler Holding AG 2,899 938,384
Schindler Holding AG
(Registered) 1,417 441,466
1,379,850
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 3,672 1,238,933
Pharmaceuticals 2.9%
Novartis AG (Registered) 153,833 14,228,905
Roche Holding AG 50,984 19,812,961
Vifor Pharma AG 3,362 470,344
34,512,210
Professional Services 0.2%
Adecco Group AG
(Registered) 11,034 660,988
SGS SA (Registered) 411 1,331,436
1,992,424
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 5,409 576,450
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 46,987 1,924,405

56 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Software 0.1%
Temenos AG (Registered) 4,755 755,810
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 11,848 1,295,192
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 36,078 4,620,813
Swatch Group AG (The) 2,021 675,144
Swatch Group AG (The)
(Registered) 3,860 250,714
5,546,671
119,082,142
TAIWAN 0.0%
†
Entertainment 0.0%
†
Sea Ltd., ADR* 944 260,695
UNITED KINGDOM 11.9%
Aerospace & Defense 0.2%
BAE Systems plc 221,094 1,769,571
Rolls-Royce Holdings plc* 585,291 810,794
2,580,365
Banks 1.3%
Barclays plc 1,211,321 2,935,731
HSBC Holdings plc 1,416,490 7,818,113
Lloyds Banking Group plc 4,953,644 3,138,856
Natwest Group plc 346,720 974,759
Standard Chartered plc 181,695 1,088,445
15,955,904
Beverages 0.7%
Coca-Cola Europacific
Partners plc 14,572 904,338
Diageo plc 161,432 8,008,762
8,913,100
Capital Markets 0.5%
3i Group plc 65,614 1,166,153
ABRDN plc 153,120 604,051
Hargreaves Lansdown plc 24,790 562,359
London Stock Exchange
Group plc 22,590 2,351,249
Schroders plc 9,014 457,954
St James's Place plc 38,319 844,752
5,986,518
Chemicals 0.1%
Croda International plc 9,390 1,098,689
Johnson Matthey plc 13,029 537,989
1,636,678
Commercial Services & Supplies 0.1%
Rentokil Initial plc 132,028 1,039,973
Diversified Financial Services 0.0%
†
M&G plc 179,036 560,578
Diversified Telecommunication Services 0.1%
BT Group plc* 614,189 1,481,625
Electric Utilities 0.1%
SSE plc(a) 71,386 1,433,714
Electronic Equipment, Instruments & Components 0.1%
Halma plc 25,419 1,020,453
Common Stocks
Shares Value ($)
UNITED KINGDOM
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 60,732 430,730
Land Securities Group plc 49,840 491,279
Segro plc 80,981 1,370,130
2,292,139
Food & Staples Retailing 0.2%
J Sainsbury plc 112,916 444,524
Tesco plc 531,345 1,720,070
Wm Morrison Supermarkets
plc 175,408 652,362
2,816,956
Food Products 0.1%
Associated British Foods plc 25,365 707,047
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 59,697 1,216,860
Hotels, Restaurants & Leisure 0.4%
Compass Group plc* 124,208 2,624,060
Entain plc* 39,328 992,061
InterContinental Hotels
Group plc* 12,933 854,406
Whitbread plc* 13,871 586,810
5,057,337
Household Durables 0.2%
Barratt Developments plc 72,504 708,647
Berkeley Group Holdings plc 8,489 571,403
Persimmon plc 22,415 904,198
Taylor Wimpey plc 243,439 556,552
2,740,800
Household Products 0.3%
Reckitt Benckiser Group plc 49,259 3,780,631
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 184,886 1,352,137
DCC plc 6,671 558,515
Melrose Industries plc 345,907 768,926
Smiths Group plc 27,585 596,010
3,275,588
Insurance 0.6%
Admiral Group plc 12,765 602,230
Aviva plc 269,309 1,448,941
Direct Line Insurance Group
plc 98,311 405,935
Legal & General Group plc 408,424 1,482,869
Phoenix Group Holdings plc 39,102 369,053
Prudential plc 179,650 3,376,792
7,685,820
Interactive Media & Services 0.1%
Auto Trader Group plc Reg.
S*(b) 67,459 611,194
Internet & Direct Marketing Retail 0.2%
Just Eat Takeaway.com NV
Reg. S*(b) 12,124 1,074,965
Ocado Group plc* 34,654 893,211
1,968,176
Machinery 0.2%
CNH Industrial NV 69,084 1,154,133
Spirax-Sarco Engineering plc 5,250 1,094,999
2,249,132

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media 0.2%
Informa plc* 106,952 735,412
Pearson plc 50,637 611,042
WPP plc 82,875 1,072,912
2,419,366
Multiline Retail 0.1%
Next plc* 9,466 1,036,297
Multi-Utilities 0.3%
National Grid plc 248,025 3,173,078
Oil, Gas & Consumable Fuels 0.5%
BP plc 1,411,574 5,659,434
Personal Products 0.9%
Unilever plc 181,942 10,477,010
Pharmaceuticals 1.6%
AstraZeneca plc 107,290 12,322,063
GlaxoSmithKline plc 349,370 6,903,744
19,225,807
Professional Services 0.6%
Experian plc 63,782 2,807,684
Intertek Group plc 11,491 823,320
RELX plc 133,278 3,946,582
7,577,586
Software 0.1%
AVEVA Group plc 7,923 432,445
Sage Group plc (The) 78,050 760,924
1,193,369
Specialty Retail 0.1%
JD Sports Fashion plc 36,183 450,778
Kingfisher plc 150,284 769,306
1,220,084
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 28,822 826,136
Tobacco 0.6%
British American Tobacco plc 151,138 5,633,620
Imperial Brands plc 64,617 1,384,294
7,017,914
Trading Companies & Distributors 0.3%
Ashtead Group plc 31,176 2,335,469
Bunzl plc 23,995 888,973
3,224,442
Water Utilities 0.1%
Severn Trent plc 17,008 661,876
United Utilities Group plc 48,141 717,828
1,379,704
Wireless Telecommunication Services 0.3%
Vodafone Group plc 1,876,126 3,008,927
142,449,742
UNITED STATES 1.3%
Automobiles 0.2%
Stellantis NV 141,428 2,716,816
Construction Materials 0.1%
James Hardie Industries plc
CHDI 29,907 1,007,924
Electrical Equipment 0.5%
Schneider Electric SE 37,365 6,261,035
Common Stocks
Shares Value ($)
UNITED STATES
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 31,474 321,879
Insurance 0.2%
Swiss Re AG 20,826 1,885,146
Life Sciences Tools & Services 0.1%
QIAGEN NV* 16,435 880,872
Software 0.0%
†
CyberArk Software Ltd.* 2,731 387,884
Trading Companies & Distributors 0.2%
Ferguson plc 15,586 2,184,890
15,646,446
Total Common Stocks
(cost $723,510,271) 1,186,537,743
Short-Term Investment 0.7%
Money Market Fund   0.7%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01% (c)(d) 8,468,380 8,468,380
Total Short-Term Investment
(cost $8,468,380) 8,468,380
Total Investments
(cost $731,978,651) — 99.7% 1,195,006,123
Other assets in excess of liabilities — 0.3% 3,361,558
NET ASSETS — 100.0%
$ 1,198,367,681

58 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $6,552,049, which was collateralized by
cash used to purchase a money market fund with a total
value of $8,468,380 and by $1,975,646 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
9/30/2021 – 11/15/2049; a total value of $10,444,026.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$25,034,014 which represents 2.09% of net assets.
(c) Represents 7-day effective yield as of July 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $8,468,380.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 68 9/2021 EUR 3,297,585 50,951
FTSE 100 Index 19 9/2021 GBP 1,839,853 9,367
Nikkei 225 Index 16 9/2021 JPY 1,996,992 (70,857)
SPI 200 Index 8 9/2021 AUD 1,071,421 14,736
4,197
As of July 31, 2021, the Fund had $606,578 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 59
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

60 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 13,760,776 $ – $ 13,760,776
Air Freight & Logistics – 9,643,069 – 9,643,069
Airlines – 1,296,916 – 1,296,916
Auto Components – 10,248,484 – 10,248,484
Automobiles – 39,094,739 – 39,094,739
Banks 1,357,268 96,590,495 – 97,947,763
Beverages 904,338 23,954,073 – 24,858,411
Biotechnology – 10,501,975 – 10,501,975
Building Products – 15,154,594 – 15,154,594
Capital Markets 354,614 33,280,887 – 33,635,501
Chemicals – 43,082,580 – 43,082,580
Commercial Services & Supplies – 4,375,792 – 4,375,792
Communications Equipment – 4,618,674 – 4,618,674
Construction & Engineering – 8,696,711 – 8,696,711
Construction Materials – 6,803,068 – 6,803,068
Consumer Finance – 104,452 – 104,452
Containers & Packaging – 984,298 – 984,298
Diversified Financial Services 398,878 9,402,918 – 9,801,796
Diversified Telecommunication Services – 22,512,824 – 22,512,824
Electric Utilities – 22,902,349 – 22,902,349
Electrical Equipment – 22,791,412 – 22,791,412
Electronic Equipment, Instruments &
Components – 20,376,994 – 20,376,994
Energy Equipment & Services – 321,879 – 321,879
Entertainment 260,695 9,079,589 – 9,340,284
Equity Real Estate Investment Trusts
(REITs) 1,592,709 14,877,614 – 16,470,323
Food & Staples Retailing 476,743 16,037,955 – 16,514,698
Food Products – 39,392,415 – 39,392,415
Gas Utilities – 4,871,466 – 4,871,466
Health Care Equipment & Supplies – 26,820,035 – 26,820,035
Health Care Providers & Services – 5,603,741 – 5,603,741
Health Care Technology – 1,997,911 – 1,997,911
Hotels, Restaurants & Leisure 186,152 16,930,075 – 17,116,227
Household Durables – 17,064,170 – 17,064,170
Household Products – 8,729,199 – 8,729,199
Independent Power and Renewable
Electricity Producers – 999,641 – 999,641
Industrial Conglomerates 857,285 17,524,097 – 18,381,382
Insurance – 56,381,393 – 56,381,393
Interactive Media & Services – 3,616,529 – 3,616,529
Internet & Direct Marketing Retail – 10,720,686 – 10,720,686
IT Services 1,121,991 20,709,825 – 21,831,816
Leisure Products – 2,727,209 – 2,727,209
Life Sciences Tools & Services – 7,078,282 – 7,078,282
Machinery – 38,271,329 – 38,271,329
Marine – 3,642,649 – 3,642,649
Media – 5,288,448 – 5,288,448
Metals & Mining – 41,338,801 – 41,338,801
Multiline Retail – 5,510,617 – 5,510,617
Multi-Utilities – 10,369,262 – 10,369,262
Oil, Gas & Consumable Fuels – 36,099,644 – 36,099,644
Paper & Forest Products – 4,377,555 – 4,377,555
Personal Products – 24,017,777 – 24,017,777
Pharmaceuticals 753,385 96,552,923 – 97,306,308
Professional Services – 20,367,944 – 20,367,944
Real Estate Management & Development 286,416 19,081,610 – 19,368,026
Road & Rail – 7,690,954 – 7,690,954

Nationwide International Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 61
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 37,720,135 $ – $ 37,720,135
Software 1,336,812 19,355,069 – 20,691,881
Specialty Retail – 9,888,513 – 9,888,513
Technology Hardware, Storage &
Peripherals – 5,846,918 – 5,846,918
Textiles, Apparel & Luxury Goods – 41,080,150 – 41,080,150
Tobacco – 9,644,513 – 9,644,513
Trading Companies & Distributors – 17,307,032 – 17,307,032
Transportation Infrastructure – 5,171,966 – 5,171,966
Water Utilities – 1,379,704 – 1,379,704
Wireless Telecommunication Services – 14,985,153 – 14,985,153
Total Common Stocks $ 9,887,286 $ 1,176,650,457 $ – $ 1,186,537,743
Futures Contracts 75,054 – – 75,054
Short-Term Investment 8,468,380 – – 8,468,380
Total Assets $ 18,430,720 $ 1,176,650,457 $ – $ 1,195,081,177
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (70,857) $ – $ – $ (70,857)
Total Liabilities $ (70,857) $ – $ – $ (70,857)
Total $ 18,359,863 $ 1,176,650,457 $ – $ 1,195,010,320
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2021, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

62 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide International Index Fund
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 75,054
Total $ 75,054
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (70,857)
Total $ (70,857)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Mid Cap Market Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 63
Common Stocks 99.6%
Shares Value ($)
Aerospace & Defense 1.1%
Axon Enterprise, Inc.* 23,227 4,320,687
Curtiss-Wright Corp. 14,876 1,759,831
Hexcel Corp.* 30,025 1,633,960
Mercury Systems, Inc.* 20,062 1,324,092
9,038,570
Air Freight & Logistics 0.6%
XPO Logistics, Inc.* 36,463 5,057,053
Airlines 0.2%
JetBlue Airways Corp.* 115,039 1,701,427
Auto Components 1.7%
Adient plc* 33,550 1,413,461
Dana, Inc. 52,523 1,268,956
Fox Factory Holding Corp.* 15,000 2,423,100
Gentex Corp. 86,676 2,949,584
Goodyear Tire & Rubber Co.
(The)* 99,738 1,566,884
Lear Corp. 19,628 3,434,507
Visteon Corp.* 9,952 1,135,026
14,191,518
Automobiles 0.5%
Harley-Davidson, Inc. 55,103 2,183,181
Thor Industries, Inc. 19,832 2,347,315
4,530,496
Banks 6.5%
Associated Banc-Corp. 53,839 1,066,012
BancorpSouth Bank 36,207 934,141
Bank of Hawaii Corp. 14,518 1,215,302
Bank OZK 43,218 1,759,405
Cathay General Bancorp 26,602 1,007,418
CIT Group, Inc. 35,329 1,704,271
Commerce Bancshares, Inc. 37,853 2,677,343
Cullen/Frost Bankers, Inc. 20,351 2,184,069
East West Bancorp, Inc. 50,885 3,620,468
First Financial Bankshares ,
Inc. 51,226 2,501,878
First Horizon Corp. 198,524 3,067,196
FNB Corp. 113,906 1,305,363
Fulton Financial Corp. 58,638 898,334
Glacier Bancorp, Inc. 34,163 1,761,444
Hancock Whitney Corp. 30,876 1,349,590
Home BancShares , Inc. 53,999 1,143,699
International Bancshares Corp. 20,122 786,368
PacWest Bancorp 41,808 1,664,794
Pinnacle Financial Partners,
Inc. 27,313 2,447,518
Prosperity Bancshares, Inc. 33,444 2,280,546
Signature Bank 20,671 4,691,697
Sterling Bancorp 69,094 1,500,031
Synovus Financial Corp. 53,305 2,180,174
Texas Capital Bancshares,
Inc.* 18,314 1,153,416
Trustmark Corp. 22,844 685,777
UMB Financial Corp. 15,679 1,467,554
Umpqua Holdings Corp. 78,885 1,488,560
United Bankshares , Inc.(a) 47,884 1,653,913
Valley National Bancorp 144,731 1,865,582
Webster Financial Corp. 32,300 1,553,630
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 20,418 1,457,845
55,073,338
Beverages 0.3%
Boston Beer Co., Inc. (The),
Class A* 3,336 2,368,560
Biotechnology 1.7%
Arrowhead Pharmaceuticals,
Inc.* 37,352 2,588,120
Emergent BioSolutions , Inc.* 16,467 1,085,175
Exelixis , Inc.* 111,824 1,884,235
Halozyme Therapeutics,
Inc.*(a) 47,902 1,979,790
Ligand Pharmaceuticals, Inc.* 5,979 678,676
Neurocrine Biosciences, Inc.* 33,928 3,162,429
United Therapeutics Corp.* 16,055 2,920,886
14,299,311
Building Products 2.0%
Builders FirstSource , Inc.* 74,308 3,306,706
Lennox International, Inc. 12,326 4,060,554
Owens Corning 37,405 3,596,865
Simpson Manufacturing Co.,
Inc. 15,499 1,743,327
Trex Co., Inc.* 41,410 4,020,911
16,728,363
Capital Markets 2.6%
Affiliated Managers Group,
Inc. 14,911 2,362,499
Evercore , Inc., Class A 14,647 1,936,333
FactSet Research Systems,
Inc. 13,629 4,869,369
Federated Hermes, Inc., Class
B 33,397 1,083,399
Interactive Brokers Group,
Inc., Class A 28,969 1,792,022
Janus Henderson Group plc(a) 61,931 2,591,193
Jefferies Financial Group, Inc. 71,689 2,379,358
SEI Investments Co. 42,913 2,609,110
Stifel Financial Corp. 37,662 2,506,030
22,129,313
Chemicals 2.6%
Ashland Global Holdings, Inc. 19,610 1,668,223
Avient Corp. 32,576 1,580,588
Cabot Corp. 20,228 1,113,754
Chemours Co. (The) 59,278 1,970,993
Ingevity Corp.* 14,388 1,222,117
Minerals Technologies, Inc. 11,992 961,998
NewMarket Corp. 2,663 841,268
Olin Corp. 51,332 2,414,144
RPM International, Inc. 46,467 4,023,578
Scotts Miracle- Gro Co. (The) 14,578 2,579,723
Sensient Technologies Corp. 15,135 1,319,469
Valvoline, Inc. 65,168 1,999,354
21,695,209
Commercial Services & Supplies 1.9%
Brink's Co. (The) 17,910 1,378,354
Clean Harbors, Inc.* 18,070 1,716,650

64 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Healthcare Services Group,
Inc. 27,009 704,935
Herman Miller, Inc. 26,441 1,140,929
IAA, Inc.* 48,428 2,928,925
KAR Auction Services, Inc.* 45,168 744,369
MSA Safety, Inc. 13,068 2,149,425
Stericycle, Inc.*(a) 32,894 2,320,672
Tetra Tech, Inc. 19,503 2,604,040
15,688,299
Communications Equipment 0.9%
Ciena Corp.* 56,007 3,256,247
Lumentum Holdings, Inc.* 27,195 2,284,108
NetScout Systems, Inc.* 26,453 760,788
ViaSat , Inc.* 24,476 1,214,989
7,516,132
Construction & Engineering 1.3%
AECOM* 52,460 3,302,882
Dycom Industries, Inc.* 11,043 766,384
EMCOR Group, Inc. 19,506 2,376,026
Fluor Corp.* 45,302 754,731
MasTec , Inc.* 20,224 2,047,276
Valmont Industries, Inc. 7,571 1,793,948
11,041,247
Construction Materials 0.2%
Eagle Materials, Inc. 15,218 2,150,608
Consumer Finance 0.8%
FirstCash , Inc. 14,714 1,165,349
LendingTree , Inc.* 3,931 767,410
Navient Corp. 63,689 1,301,166
PROG Holdings, Inc. 24,072 1,053,631
SLM Corp. 115,690 2,178,443
6,465,999
Containers & Packaging 0.8%
AptarGroup, Inc. 23,612 3,044,059
Greif, Inc., Class A 9,507 576,314
Silgan Holdings, Inc. 27,765 1,125,038
Sonoco Products Co. 36,214 2,310,091
7,055,502
Diversified Consumer Services 1.1%
Graham Holdings Co., Class B 1,463 972,398
Grand Canyon Education,
Inc.* 16,722 1,544,611
H&R Block, Inc. 64,532 1,584,261
Service Corp. International 60,337 3,770,459
Strategic Education, Inc. 9,025 715,592
WW International, Inc.* 16,877 518,799
9,106,120
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 42,263 1,784,766
Electric Utilities 1.0%
ALLETE, Inc. 18,833 1,324,337
Hawaiian Electric Industries,
Inc. 38,958 1,688,440
IDACORP, Inc. 18,150 1,913,917
OGE Energy Corp. 72,055 2,431,856
Common Stocks
Shares Value ($)
Electric Utilities
PNM Resources, Inc. 30,513 1,474,693
8,833,243
Electrical Equipment 1.7%
Acuity Brands, Inc. 12,793 2,243,636
EnerSys 15,390 1,518,377
Hubbell, Inc. 19,488 3,906,565
nVent Electric plc 60,285 1,905,609
Regal Beloit Corp. 14,543 2,141,166
Sunrun , Inc.* 57,810 3,062,196
14,777,549
Electronic Equipment, Instruments & Components 3.3%
Arrow Electronics, Inc.* 26,523 3,144,832
Avnet, Inc. 35,520 1,467,687
Belden, Inc. 16,165 792,085
Cognex Corp. 63,487 5,739,860
Coherent, Inc.* 8,777 2,158,615
II-VI, Inc.* 37,694 2,631,418
Jabil, Inc. 48,050 2,860,897
Littelfuse , Inc. 8,872 2,359,863
National Instruments Corp. 47,403 2,090,946
SYNNEX Corp. 14,791 1,768,116
Vishay Intertechnology , Inc. 47,392 1,048,785
Vontier Corp. 60,453 1,955,655
28,018,759
Energy Equipment & Services 0.2%
ChampionX Corp.* 67,153 1,560,636
Entertainment 0.2%
Cinemark Holdings, Inc.* 39,142 607,875
World Wrestling Entertainment,
Inc., Class A 16,387 809,190
1,417,065
Equity Real Estate Investment Trusts (REITs) 9.5%
American Campus
Communities, Inc. 49,402 2,485,415
Apartment Income REIT Corp. 56,247 2,960,842
Brixmor Property Group, Inc. 106,348 2,448,131
Camden Property Trust 35,013 5,230,592
CoreSite Realty Corp. 15,368 2,124,011
Corporate Office Properties
Trust 39,878 1,174,008
Cousins Properties, Inc. 53,336 2,118,506
CyrusOne , Inc. 43,980 3,134,455
Douglas Emmett, Inc. 59,283 1,980,052
EastGroup Properties, Inc. 14,380 2,534,044
EPR Properties 26,674 1,341,702
First Industrial Realty Trust,
Inc. 46,433 2,543,600
Healthcare Realty Trust, Inc. 50,656 1,614,913
Highwoods Properties, Inc. 37,350 1,781,221
Hudson Pacific Properties, Inc. 54,018 1,472,531
JBG SMITH Properties 39,493 1,288,657
Kilroy Realty Corp. 38,137 2,641,750
Lamar Advertising Co., Class A 31,092 3,314,407
Life Storage, Inc. 27,516 3,229,278
Macerich Co. (The) 60,561 987,144
Medical Properties Trust, Inc. 211,064 4,438,676
National Retail Properties, Inc. 62,977 3,077,686

Nationwide Mid Cap Market Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates
Trust 27,866 1,509,501
Omega Healthcare Investors,
Inc. 84,395 3,061,851
Park Hotels & Resorts, Inc.* 84,395 1,561,308
Pebblebrook Hotel Trust 47,750 1,073,897
Physicians Realty Trust 78,008 1,478,252
PotlatchDeltic Corp. 23,994 1,246,248
PS Business Parks, Inc. 7,088 1,089,213
Rayonier, Inc. 49,799 1,877,920
Rexford Industrial Realty, Inc. 48,535 2,985,873
Sabra Health Care REIT, Inc. 78,175 1,453,273
SL Green Realty Corp. 24,834 1,849,140
Spirit Realty Capital, Inc. 41,116 2,064,846
STORE Capital Corp. 87,339 3,160,798
Urban Edge Properties 39,637 753,103
Weingarten Realty Investors 42,669 1,373,515
80,460,359
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings,
Inc.* 49,181 2,490,526
Casey's General Stores, Inc. 13,239 2,617,483
Grocery Outlet Holding Corp.* 31,357 1,038,544
Sprouts Farmers Market, Inc.* 41,852 1,028,722
7,175,275
Food Products 1.8%
Darling Ingredients, Inc.* 58,505 4,040,940
Flowers Foods, Inc. 70,514 1,661,310
Hain Celestial Group, Inc.
(The)* 29,093 1,161,102
Ingredion, Inc. 24,144 2,120,085
Lancaster Colony Corp. 7,028 1,390,630
Pilgrim's Pride Corp.* 17,212 381,246
Post Holdings, Inc.* 21,192 2,168,789
Sanderson Farms, Inc. 7,075 1,321,893
Tootsie Roll Industries, Inc.(a) 6,606 227,180
TreeHouse Foods, Inc.* 20,284 900,610
15,373,785
Gas Utilities 1.3%
National Fuel Gas Co. 32,606 1,676,927
New Jersey Resources Corp. 34,296 1,321,082
ONE Gas, Inc. 19,009 1,402,484
Southwest Gas Holdings, Inc. 20,712 1,448,390
Spire, Inc. 18,697 1,326,552
UGI Corp. 74,848 3,442,259
10,617,694
Health Care Equipment & Supplies 3.5%
Envista Holdings Corp.* 57,644 2,483,304
Globus Medical, Inc., Class A* 27,758 2,308,633
Haemonetics Corp.* 18,399 1,118,475
Hill-Rom Holdings, Inc. 23,854 3,302,825
ICU Medical, Inc.* 7,050 1,433,195
Integra LifeSciences Holdings
Corp.* 25,687 1,859,482
LivaNova plc* 17,654 1,523,540
Masimo Corp.* 18,186 4,953,685
Neogen Corp.* 38,724 1,686,817
NuVasive , Inc.* 18,656 1,193,051
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Penumbra, Inc.* 12,175 3,241,350
Quidel Corp.*(a) 13,980 1,977,751
STAAR Surgical Co.* 16,819 2,151,486
29,233,594
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.* 32,146 1,984,051
Amedisys , Inc.* 11,683 3,044,823
Chemed Corp. 5,720 2,722,834
Encompass Health Corp. 35,651 2,967,946
HealthEquity , Inc.* 29,995 2,219,030
LHC Group, Inc.* 11,367 2,445,951
Molina Healthcare, Inc.* 20,858 5,694,443
Patterson Cos., Inc. 31,558 982,401
Progyny , Inc.* 13,430 747,917
R1 RCM, Inc.* 49,645 1,062,899
Tenet Healthcare Corp.* 38,258 2,748,455
26,620,750
Hotels, Restaurants & Leisure 2.7%
Boyd Gaming Corp.* 28,717 1,636,869
Choice Hotels International,
Inc. 10,337 1,239,406
Churchill Downs, Inc. 12,440 2,311,352
Cracker Barrel Old Country
Store, Inc. 8,452 1,150,993
Jack in the Box, Inc. 8,047 875,996
Marriott Vacations Worldwide
Corp.* 15,299 2,254,614
Papa John's International, Inc. 11,991 1,368,413
Scientific Games Corp.* 20,461 1,262,648
Six Flags Entertainment Corp.* 27,528 1,143,788
Texas Roadhouse, Inc. 23,491 2,165,166
Travel + Leisure Co. 30,869 1,599,014
Wendy's Co. (The) 64,112 1,488,040
Wingstop , Inc. 10,638 1,822,396
Wyndham Hotels & Resorts,
Inc. 33,510 2,414,731
22,733,426
Household Durables 1.6%
Helen of Troy Ltd.* 8,757 1,956,226
KB Home 32,148 1,364,361
Taylor Morrison Home Corp.* 46,695 1,252,360
Tempur Sealy International,
Inc. 65,670 2,841,541
Toll Brothers, Inc. 39,980 2,369,615
TopBuild Corp.* 11,828 2,397,417
TRI Pointe Group, Inc.* 41,846 1,009,326
13,190,846
Household Products 0.1%
Energizer Holdings, Inc. 21,066 902,678
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 18,692 3,780,270
Insurance 4.1%
Alleghany Corp.* 5,000 3,315,500
American Financial Group, Inc. 24,708 3,125,315
Brighthouse Financial, Inc.* 31,061 1,337,487
Brown & Brown, Inc. 84,018 4,570,579
CNO Financial Group, Inc. 46,225 1,055,779

66 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
First American Financial Corp. 39,848 2,682,169
Hanover Insurance Group, Inc.
(The) 12,803 1,739,928
Kemper Corp. 21,932 1,447,731
Kinsale Capital Group, Inc. 7,795 1,392,538
Mercury General Corp. 9,463 575,634
Old Republic International
Corp. 101,069 2,492,361
Primerica, Inc. 14,139 2,067,405
Reinsurance Group of
America, Inc. 24,373 2,685,417
RenaissanceRe Holdings Ltd. 17,802 2,718,187
RLI Corp. 14,401 1,560,780
Selective Insurance Group,
Inc. 21,399 1,740,809
34,507,619
Interactive Media & Services 0.3%
TripAdvisor, Inc.* 35,028 1,329,313
Yelp, Inc.* 25,081 938,029
2,267,342
IT Services 1.7%
Alliance Data Systems Corp. 17,804 1,660,223
Concentrix Corp.* 14,940 2,446,126
Genpact Ltd. 62,507 3,113,474
LiveRamp Holdings, Inc.* 24,464 978,805
MAXIMUS, Inc. 22,131 1,969,659
Sabre Corp.* 116,132 1,369,196
WEX, Inc.* 16,110 3,056,550
14,594,033
Leisure Products 1.4%
Brunswick Corp. 27,924 2,915,266
Callaway Golf Co.* 42,121 1,334,393
Mattel, Inc.* 124,872 2,712,220
Polaris, Inc. 20,653 2,706,989
YETI Holdings, Inc.* 26,913 2,592,529
12,261,397
Life Sciences Tools & Services 1.9%
Bio- Techne Corp. 13,948 6,726,284
Medpace Holdings, Inc.* 9,998 1,759,048
Repligen Corp.* 18,341 4,506,384
Syneos Health, Inc.* 36,338 3,258,428
16,250,144
Machinery 5.4%
AGCO Corp. 22,102 2,919,895
Colfax Corp.* 42,160 1,934,301
Crane Co. 17,812 1,731,861
Donaldson Co., Inc. 45,278 2,996,951
Flowserve Corp. 46,788 1,969,307
Graco , Inc. 60,804 4,747,576
ITT, Inc. 30,899 3,025,321
Kennametal, Inc. 30,208 1,095,040
Lincoln Electric Holdings, Inc. 21,236 2,960,935
Middleby Corp. (The)* 19,955 3,821,183
Nordson Corp. 19,394 4,385,565
Oshkosh Corp. 24,572 2,937,583
Terex Corp. 24,896 1,193,016
Timken Co. (The) 24,393 1,939,243
Toro Co. (The) 38,404 4,368,071
Common Stocks
Shares Value ($)
Machinery
Trinity Industries, Inc.(a) 28,943 784,645
Woodward, Inc. 21,053 2,559,203
45,369,696
Marine 0.1%
Kirby Corp.* 21,452 1,242,285
Media 1.0%
Cable One, Inc. 1,950 3,681,581
John Wiley & Sons, Inc., Class
A 15,400 905,212
New York Times Co. (The),
Class A 52,016 2,277,260
TEGNA, Inc. 79,140 1,402,361
8,266,414
Metals & Mining 2.5%
Cleveland-Cliffs, Inc.*(a) 164,868 4,121,700
Commercial Metals Co. 43,510 1,427,128
Compass Minerals
International, Inc. 12,279 841,848
Reliance Steel & Aluminum
Co. 22,764 3,577,363
Royal Gold, Inc. 23,514 2,857,421
Steel Dynamics, Inc. 71,759 4,624,868
United States Steel Corp. 96,579 2,557,412
Worthington Industries, Inc. 12,423 794,699
20,802,439
Multiline Retail 0.7%
Kohl's Corp. 55,965 2,843,022
Nordstrom, Inc.* 38,760 1,282,956
Ollie's Bargain Outlet
Holdings, Inc.* 20,402 1,899,426
6,025,404
Multi-Utilities 0.6%
Black Hills Corp. 22,424 1,516,983
MDU Resources Group, Inc. 72,125 2,287,805
NorthWestern Corp. 18,225 1,129,768
4,934,556
Oil, Gas & Consumable Fuels 1.9%
Antero Midstream Corp. 104,078 988,741
Cimarex Energy Co. 36,772 2,397,535
CNX Resources Corp.* 79,620 963,402
DT Midstream, Inc.* 35,006 1,484,254
EQT Corp.* 99,965 1,838,356
Equitrans Midstream Corp. 145,602 1,196,849
HollyFrontier Corp. 54,060 1,589,364
Murphy Oil Corp. 51,920 1,127,183
Targa Resources Corp. 81,915 3,449,441
World Fuel Services Corp. 22,753 784,068
15,819,193
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 36,602 2,029,215
Personal Products 0.2%
Coty, Inc., Class A* 102,916 898,457
Nu Skin Enterprises, Inc.,
Class A 18,045 968,836
1,867,293

Nationwide Mid Cap Market Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Pharmaceuticals 0.6%
Jazz Pharmaceuticals plc* 21,522 3,648,410
Nektar Therapeutics* 66,037 1,042,724
4,691,134
Professional Services 1.6%
ASGN, Inc.* 19,317 1,953,528
CACI International, Inc., Class
A* 8,526 2,276,101
FTI Consulting, Inc.* 12,240 1,783,368
Insperity , Inc. 12,933 1,281,014
KBR, Inc. 51,280 1,984,536
ManpowerGroup , Inc. 19,528 2,315,630
Science Applications
International Corp. 20,987 1,832,165
13,426,342
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.* 18,391 4,093,285
Road & Rail 1.0%
Avis Budget Group, Inc.* 18,429 1,525,369
Knight-Swift Transportation
Holdings, Inc. 43,881 2,180,447
Landstar System, Inc. 13,727 2,155,139
Ryder System, Inc. 19,242 1,465,278
Werner Enterprises, Inc. 20,644 943,637
8,269,870
Semiconductors & Semiconductor Equipment 3.9%
Amkor Technology, Inc. 38,573 950,439
Brooks Automation, Inc. 26,640 2,371,226
Cirrus Logic, Inc.* 20,768 1,715,229
CMC Materials, Inc. 10,604 1,533,763
Cree, Inc.* 41,420 3,842,119
First Solar, Inc.*(a) 30,489 2,623,273
Lattice Semiconductor Corp.* 48,948 2,777,799
MKS Instruments, Inc. 19,857 3,106,429
Semtech Corp.* 23,311 1,443,184
Silicon Laboratories, Inc.* 16,037 2,389,353
SolarEdge Technologies, Inc.* 18,643 4,837,486
Synaptics , Inc.* 12,679 1,926,194
Universal Display Corp. 15,462 3,625,684
33,142,178
Software 4.2%
ACI Worldwide, Inc.* 42,810 1,468,383
Aspen Technology, Inc.* 24,602 3,598,288
Blackbaud , Inc.* 17,484 1,247,134
CDK Global, Inc. 44,087 2,115,735
Cerence , Inc.* 13,549 1,456,653
Ceridian HCM Holding, Inc.* 47,284 4,652,746
CommVault Systems, Inc.* 16,663 1,259,556
Envestnet , Inc.* 11,178 840,921
Fair Isaac Corp.* 10,368 5,431,899
J2 Global, Inc.* 15,305 2,162,137
Manhattan Associates, Inc.* 22,858 3,648,822
Paylocity Holding Corp.* 13,609 2,823,323
Qualys , Inc.* 12,130 1,231,923
SailPoint Technologies
Holdings, Inc.* 33,284 1,663,867
Teradata Corp.* 39,366 1,954,916
35,556,303
Common Stocks
Shares Value ($)
Specialty Retail 3.2%
American Eagle Outfitters, Inc.
(a) 54,076 1,864,000
AutoNation, Inc.* 19,213 2,331,113
Dick's Sporting Goods, Inc. 23,590 2,456,663
Five Below, Inc.* 20,108 3,909,397
Foot Locker, Inc. 36,907 2,105,913
Lithia Motors, Inc., Class A 10,664 4,022,674
Murphy USA, Inc. 9,000 1,327,590
Restoration Hardware
Holdings, Inc.* 6,031 4,005,066
Urban Outfitters, Inc.* 24,627 915,632
Williams-Sonoma, Inc. 27,305 4,142,169
27,080,217
Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.* 47,058 2,089,375
Xerox Holdings Corp. 58,373 1,408,541
3,497,916
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd.* 54,292 3,057,183
Carter's, Inc. 15,770 1,541,360
Columbia Sportswear Co. 11,096 1,105,383
Crocs, Inc.* 23,509 3,192,757
Deckers Outdoor Corp.* 9,986 4,102,748
Skechers USA, Inc., Class A* 48,070 2,580,398
15,579,829
Thrifts & Mortgage Finance 0.7%
Essent Group Ltd. 40,421 1,825,817
MGIC Investment Corp. 121,064 1,675,526
New York Community
Bancorp, Inc. 166,627 1,962,866
Washington Federal, Inc. 26,213 845,893
6,310,102
Trading Companies & Distributors 0.9%
GATX Corp. 12,645 1,166,501
MSC Industrial Direct Co., Inc.,
Class A 16,940 1,510,540
Univar Solutions, Inc.* 60,650 1,488,351
Watsco , Inc. 11,793 3,330,815
7,496,207
Water Utilities 0.5%
Essential Utilities, Inc. 80,125 3,935,740
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 36,171 808,422
Total Common Stocks
(cost $528,428,020) 842,442,335

68 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
Short-Term Investment 0.8%
Shares Value ($)
Money Market Fund 0.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 6,748,603 6,748,603
Total Short-Term Investment
(cost $6,748,603) 6,748,603
Total Investments
(cost $535,176,623) — 100.4% 849,190,938
Liabilities in excess of other assets — (0.4)% (3,343,043)
NET ASSETS — 100.0%
$ 845,847,895
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $9,855,266, which was collateralized by
cash used to purchase a money market fund with a total
value of $6,748,603 and by $3,494,913 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
9/30/2021 – 11/15/2049; a total value of $10,243,516.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $6,748,603.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 12 9/2021 USD 3,238,440 (5,747)
(5,747)
As of July 31, 2021, the Fund had $191,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Mid Cap Market Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 69
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

70 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Mid Cap Market Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 842,442,335 $ – $ – $ 842,442,335
Short-Term Investment 6,748,603 – – 6,748,603
Total Assets $ 849,190,938 $ – $ – $ 849,190,938
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (5,747) $ – $ – $ (5,747)
Total Liabilities $ (5,747) $ – $ – $ (5,747)
Total $ 849,185,191 $ – $ – $ 849,185,191
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Mid Cap Market Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 71
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (5,747)
Total $ (5,747)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

72 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The)* 18,797 4,257,145
General Dynamics Corp. 7,890 1,546,677
Howmet Aerospace, Inc.* 12,841 421,442
Huntington Ingalls Industries,
Inc. 1,361 279,182
L3Harris Technologies, Inc. 6,992 1,585,366
Lockheed Martin Corp. 8,379 3,114,223
Northrop Grumman Corp. 5,102 1,852,128
Raytheon Technologies Corp. 51,831 4,506,705
Teledyne Technologies, Inc.* 1,577 714,018
Textron, Inc. 7,506 517,989
TransDigm Group, Inc.* 1,904 1,220,635
20,015,510
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 4,434 395,380
Expeditors International of
Washington, Inc. 5,824 746,928
FedEx Corp. 8,350 2,337,582
United Parcel Service, Inc.,
Class B 24,739 4,734,055
8,213,945
Airlines 0.2%
Alaska Air Group, Inc.* 4,421 256,551
American Airlines Group,
Inc.*(a) 21,197 431,995
Delta Air Lines, Inc.* 21,789 869,381
Southwest Airlines Co.* 20,565 1,038,944
United Airlines Holdings, Inc.* 10,881 508,360
3,105,231
Auto Components 0.2%
Aptiv plc* 9,150 1,526,677
BorgWarner, Inc. 8,570 419,759
1,946,436
Automobiles 1.8%
Ford Motor Co.* 133,282 1,859,284
General Motors Co.* 43,727 2,485,443
Tesla, Inc.* 26,356 18,111,843
22,456,570
Banks 4.0%
Bank of America Corp. 258,012 9,897,340
Citigroup, Inc. 70,678 4,779,246
Citizens Financial Group, Inc. 14,768 622,619
Comerica, Inc. 4,712 323,526
Fifth Third Bancorp 23,503 852,924
First Republic Bank 6,020 1,174,020
Huntington Bancshares, Inc. 51,201 720,910
JPMorgan Chase & Co. 103,551 15,716,971
KeyCorp 33,903 666,533
M&T Bank Corp. 4,444 594,829
People's United Financial, Inc. 14,533 228,168
PNC Financial Services
Group, Inc. (The) 14,544 2,652,971
Regions Financial Corp. 31,850 613,113
SVB Financial Group* 1,857 1,021,276
Truist Financial Corp. 45,969 2,502,093
US Bancorp 46,364 2,575,057
Wells Fargo & Co. 141,361 6,494,124
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 5,427 283,018
51,718,738
Beverages 1.4%
Brown-Forman Corp., Class B 6,145 435,803
Coca-Cola Co. (The) 132,786 7,572,785
Constellation Brands, Inc.,
Class A 5,755 1,291,077
Molson Coors Beverage Co.,
Class B* 6,126 299,500
Monster Beverage Corp.* 12,777 1,205,127
PepsiCo, Inc. 47,323 7,427,345
18,231,637
Biotechnology 1.9%
AbbVie, Inc. 60,398 7,024,287
Amgen, Inc. 19,675 4,752,300
Biogen, Inc.* 5,111 1,669,917
Gilead Sciences, Inc. 42,964 2,934,012
Incyte Corp.* 6,374 493,029
Moderna , Inc.* 10,422 3,685,219
Regeneron Pharmaceuticals,
Inc.* 3,599 2,068,021
Vertex Pharmaceuticals, Inc.* 8,859 1,785,797
24,412,582
Building Products 0.5%
A O Smith Corp. 4,600 323,518
Allegion plc 2,995 409,117
Carrier Global Corp. 27,693 1,530,038
Fortune Brands Home &
Security, Inc. 4,669 455,088
Johnson Controls International
plc 24,528 1,751,790
Masco Corp. 8,830 527,239
Trane Technologies plc 8,102 1,649,648
6,646,438
Capital Markets 3.0%
Ameriprise Financial, Inc. 3,921 1,009,893
Bank of New York Mellon
Corp. (The) 27,248 1,398,640
BlackRock, Inc. 4,852 4,207,509
Cboe Global Markets, Inc. 3,513 416,185
Charles Schwab Corp. (The) 51,293 3,485,359
CME Group, Inc. 12,281 2,605,168
Franklin Resources, Inc. 8,930 263,881
Goldman Sachs Group, Inc.
(The) 11,643 4,364,728
Intercontinental Exchange, Inc. 19,235 2,304,930
Invesco Ltd. 13,175 321,206
MarketAxess Holdings, Inc. 1,263 600,140
Moody's Corp. 5,502 2,068,752
Morgan Stanley 50,923 4,887,590
MSCI, Inc. 2,807 1,672,860
Nasdaq, Inc. 3,963 740,011
Northern Trust Corp. 7,266 819,968
Raymond James Financial,
Inc. 4,061 525,818
S&P Global, Inc. 8,242 3,533,510
State Street Corp. 12,198 1,062,934

Nationwide S&P 500 Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 7,741 1,580,403
37,869,485
Chemicals 1.8%
Air Products & Chemicals, Inc. 7,583 2,206,881
Albemarle Corp. 3,987 821,481
Celanese Corp. 3,855 600,493
CF Industries Holdings, Inc. 7,429 351,020
Corteva , Inc. 25,101 1,073,821
Dow, Inc. 25,444 1,581,599
DuPont de Nemours, Inc. 18,299 1,373,340
Eastman Chemical Co. 4,591 517,498
Ecolab, Inc. 8,474 1,871,313
FMC Corp. 4,401 470,687
International Flavors &
Fragrances, Inc. 8,416 1,267,786
Linde plc 17,816 5,476,460
LyondellBasell Industries NV,
Class A 8,863 880,362
Mosaic Co. (The) 12,088 377,508
PPG Industries, Inc. 8,044 1,315,355
Sherwin-Williams Co. (The) 8,156 2,373,641
22,559,245
Commercial Services & Supplies 0.4%
Cintas Corp. 3,065 1,208,162
Copart , Inc.* 7,112 1,045,464
Republic Services, Inc. 7,320 866,395
Rollins, Inc. 7,593 291,039
Waste Management, Inc. 13,284 1,969,486
5,380,546
Communications Equipment 0.8%
Arista Networks, Inc.* 1,877 713,992
Cisco Systems, Inc. 144,260 7,987,676
F5 Networks, Inc.* 2,045 422,313
Juniper Networks, Inc. 11,452 322,259
Motorola Solutions, Inc. 5,720 1,280,823
10,727,063
Construction & Engineering 0.0%
†
Quanta Services, Inc. 4,773 433,866
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,167 787,271
Vulcan Materials Co. 4,610 829,754
1,617,025
Consumer Finance 0.7%
American Express Co. 22,254 3,794,975
Capital One Financial Corp. 15,442 2,496,971
Discover Financial Services 10,337 1,285,096
Synchrony Financial 18,803 884,117
8,461,159
Containers & Packaging 0.3%
Amcor plc 51,643 596,993
Avery Dennison Corp. 2,842 598,753
Ball Corp. 11,375 920,010
International Paper Co. 13,433 775,890
Packaging Corp. of America 3,321 469,921
Sealed Air Corp. 5,271 299,129
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 9,133 449,435
4,110,131
Distributors 0.1%
Genuine Parts Co. 4,949 628,127
LKQ Corp.* 9,147 464,210
Pool Corp. 1,364 651,747
1,744,084
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 64,839 18,044,045
Diversified Telecommunication Services 1.2%
AT&T, Inc. 244,123 6,847,650
Lumen Technologies, Inc. 35,049 437,061
Verizon Communications, Inc. 141,610 7,899,006
15,183,717
Electric Utilities 1.6%
Alliant Energy Corp. 8,371 489,955
American Electric Power Co.,
Inc. 16,843 1,484,205
Duke Energy Corp. 26,289 2,763,237
Edison International 12,839 699,726
Entergy Corp. 6,996 720,028
Evergy , Inc. 7,606 496,063
Eversource Energy 11,931 1,029,287
Exelon Corp. 33,193 1,553,432
FirstEnergy Corp. 18,912 724,708
NextEra Energy, Inc. 67,058 5,223,818
NRG Energy, Inc. 8,520 351,365
Pinnacle West Capital Corp. 3,789 316,571
PPL Corp. 26,911 763,465
Southern Co. (The) 36,120 2,306,984
Xcel Energy, Inc. 18,682 1,275,047
20,197,891
Electrical Equipment 0.6%
AMETEK, Inc. 8,007 1,113,373
Eaton Corp. plc 13,607 2,150,586
Emerson Electric Co. 20,469 2,065,118
Generac Holdings, Inc.* 2,168 909,173
Rockwell Automation, Inc. 3,919 1,204,779
7,443,029
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 20,374 1,476,911
CDW Corp. 4,710 863,579
Corning, Inc. 26,800 1,121,848
IPG Photonics Corp.* 1,225 267,246
Keysight Technologies, Inc.* 6,200 1,020,210
TE Connectivity Ltd. 11,266 1,661,397
Trimble, Inc.* 8,759 748,895
Zebra Technologies Corp.,
Class A* 1,834 1,013,248
8,173,334
Energy Equipment & Services 0.2%
Baker Hughes Co. 25,199 535,227
Halliburton Co. 30,908 639,177
NOV, Inc.* 12,499 172,611

74 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 47,267 1,362,708
2,709,723
Entertainment 1.8%
Activision Blizzard, Inc. 26,564 2,221,282
Electronic Arts, Inc. 9,764 1,405,625
Live Nation Entertainment,
Inc.*(a) 4,813 379,698
Netflix, Inc.* 15,165 7,848,949
Take-Two Interactive Software,
Inc.* 4,019 696,975
Walt Disney Co. (The)* 62,146 10,938,939
23,491,468
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate
Equities, Inc. 4,770 960,392
American Tower Corp. 15,557 4,399,520
AvalonBay Communities, Inc. 4,859 1,107,026
Boston Properties, Inc. 4,927 578,331
Crown Castle International
Corp. 14,789 2,855,608
Digital Realty Trust, Inc. 9,552 1,472,536
Duke Realty Corp. 12,624 642,309
Equinix , Inc. 3,063 2,512,916
Equity Residential 11,680 982,638
Essex Property Trust, Inc. 2,207 724,117
Extra Space Storage, Inc. 4,493 782,411
Federal Realty Investment
Trust 2,313 271,847
Healthpeak Properties, Inc. 18,637 689,010
Host Hotels & Resorts, Inc.* 25,072 399,397
Iron Mountain, Inc. 10,102 442,063
Kimco Realty Corp. 14,944 318,756
Mid-America Apartment
Communities, Inc. 3,913 755,600
Prologis, Inc. 25,307 3,240,308
Public Storage 5,181 1,618,959
Realty Income Corp. 12,840 902,524
Regency Centers Corp. 5,391 352,625
SBA Communications Corp. 3,690 1,258,253
Simon Property Group, Inc. 11,159 1,411,837
UDR, Inc. 9,699 533,348
Ventas, Inc. 13,088 782,401
Vornado Realty Trust 5,479 238,336
Welltower , Inc. 14,123 1,226,724
Weyerhaeuser Co. 25,755 868,716
32,328,508
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 15,135 6,503,812
Kroger Co. (The) 25,574 1,040,862
Sysco Corp. 17,303 1,283,883
Walgreens Boots Alliance, Inc. 24,317 1,146,546
Walmart, Inc. 46,998 6,699,565
16,674,668
Food Products 0.9%
Archer-Daniels-Midland Co. 18,901 1,128,768
Campbell Soup Co. 7,028 307,264
Conagra Brands, Inc. 16,012 536,242
General Mills, Inc. 20,705 1,218,696
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 5,045 902,449
Hormel Foods Corp. 9,978 462,780
J M Smucker Co. (The) 3,919 513,820
Kellogg Co. 8,841 560,166
Kraft Heinz Co. (The) 22,295 857,689
Lamb Weston Holdings, Inc. 5,188 346,403
McCormick & Co., Inc.
(Non-Voting) 8,698 732,111
Mondelez International, Inc.,
Class A 47,986 3,035,594
Tyson Foods, Inc., Class A 9,807 700,808
11,302,790
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,377 431,528
Health Care Equipment & Supplies 3.8%
Abbott Laboratories 60,748 7,349,293
ABIOMED, Inc.* 1,501 491,037
Align Technology, Inc.* 2,450 1,704,710
Baxter International, Inc. 17,095 1,322,298
Becton Dickinson and Co. 9,939 2,541,899
Boston Scientific Corp.* 48,429 2,208,362
Cooper Cos., Inc. (The) 1,712 722,070
Danaher Corp. 21,709 6,458,211
Dentsply Sirona, Inc. 7,284 481,035
DexCom , Inc.* 3,351 1,727,474
Edwards Lifesciences Corp.* 21,357 2,397,750
Hologic , Inc.* 8,978 673,709
IDEXX Laboratories, Inc.* 2,914 1,977,237
Intuitive Surgical, Inc.* 4,047 4,012,439
Medtronic plc 45,941 6,032,513
ResMed , Inc. 4,914 1,335,625
STERIS plc 3,395 739,940
Stryker Corp. 11,193 3,032,632
Teleflex, Inc. 1,627 646,619
West Pharmaceutical
Services, Inc. 2,584 1,063,910
Zimmer Biomet Holdings, Inc. 6,995 1,143,123
48,061,886
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. 5,106 623,800
Anthem, Inc. 8,367 3,213,012
Cardinal Health, Inc. 9,786 581,093
Centene Corp.* 20,214 1,386,882
Cigna Corp. 11,730 2,691,918
CVS Health Corp. 45,004 3,706,529
DaVita, Inc.* 2,309 277,657
HCA Healthcare, Inc. 9,038 2,243,232
Henry Schein, Inc.* 5,039 403,876
Humana, Inc. 4,407 1,876,765
Laboratory Corp. of America
Holdings* 3,392 1,004,541
McKesson Corp. 5,523 1,125,753
Quest Diagnostics, Inc. 4,353 617,255
UnitedHealth Group, Inc. 32,235 13,287,912
Universal Health Services,
Inc., Class B 2,761 442,892
33,483,117

Nationwide S&P 500 Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 10,411 836,940
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.* 1,404 3,058,277
Caesars Entertainment, Inc.* 7,107 620,867
Carnival Corp.* 27,750 600,787
Chipotle Mexican Grill, Inc.* 958 1,785,176
Darden Restaurants, Inc. 4,464 651,208
Domino's Pizza, Inc. 1,326 696,800
Expedia Group, Inc.* 4,772 767,672
Hilton Worldwide Holdings,
Inc.* 9,620 1,264,549
Las Vegas Sands Corp.* 11,433 484,188
Marriott International, Inc.,
Class A* 8,968 1,309,149
McDonald's Corp. 25,540 6,198,813
MGM Resorts International 13,892 521,367
Norwegian Cruise Line
Holdings Ltd.*(a) 13,068 314,024
Penn National Gaming, Inc.* 5,007 342,379
Royal Caribbean Cruises Ltd.* 7,614 585,288
Starbucks Corp. 40,322 4,896,300
Wynn Resorts Ltd.* 3,426 336,879
Yum! Brands, Inc. 10,182 1,337,813
25,771,536
Household Durables 0.4%
DR Horton, Inc. 11,093 1,058,605
Garmin Ltd. 5,174 813,353
Leggett & Platt, Inc. 4,380 210,371
Lennar Corp., Class A 9,557 1,004,919
Mohawk Industries, Inc.* 1,892 368,751
Newell Brands, Inc. 12,542 310,414
NVR, Inc.* 120 626,712
PulteGroup, Inc. 8,722 478,576
Whirlpool Corp. 2,195 486,280
5,357,981
Household Products 1.4%
Church & Dwight Co., Inc. 8,343 722,337
Clorox Co. (The) 4,300 777,827
Colgate-Palmolive Co. 28,684 2,280,378
Kimberly-Clark Corp. 11,538 1,565,937
Procter & Gamble Co. (The) 83,711 11,906,216
17,252,695
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 22,538 534,151
Industrial Conglomerates 1.2%
3M Co. 19,821 3,923,369
General Electric Co. 300,214 3,887,771
Honeywell International, Inc. 23,743 5,550,876
Roper Technologies, Inc. 3,578 1,758,015
15,120,031
Insurance 1.8%
Aflac, Inc. 21,863 1,202,465
Allstate Corp. (The) 10,259 1,334,183
American International Group,
Inc. 29,430 1,393,511
Aon plc, Class A 7,707 2,004,051
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 7,119 991,748
Assurant, Inc. 2,034 320,986
Chubb Ltd. 15,380 2,595,221
Cincinnati Financial Corp. 5,040 594,115
Everest Re Group Ltd. 1,399 353,709
Globe Life, Inc. 3,200 297,952
Hartford Financial Services
Group, Inc. (The) 12,455 792,387
Lincoln National Corp. 5,983 368,672
Loews Corp. 7,790 417,778
Marsh & McLennan Cos., Inc. 17,401 2,561,775
MetLife, Inc. 25,648 1,479,890
Principal Financial Group, Inc. 8,344 518,413
Progressive Corp. (The) 20,013 1,904,437
Prudential Financial, Inc. 13,556 1,359,396
Travelers Cos., Inc. (The) 8,534 1,270,883
Unum Group 6,757 185,142
W R Berkley Corp. 4,932 360,874
Willis Towers Watson plc 4,324 891,090
23,198,678
Interactive Media & Services 6.6%
Alphabet, Inc., Class A* 10,288 27,721,325
Alphabet, Inc., Class C* 9,737 26,332,937
Facebook, Inc., Class A* 81,945 29,197,003
Twitter, Inc.* 27,249 1,900,618
85,151,883
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.* 14,661 48,785,797
eBay, Inc. 22,000 1,500,620
Etsy, Inc.* 4,396 806,710
51,093,127
IT Services 5.1%
Accenture plc, Class A 21,746 6,908,269
Akamai Technologies, Inc.* 5,637 675,989
Automatic Data Processing,
Inc. 14,525 3,044,876
Broadridge Financial
Solutions, Inc. 3,986 691,531
Cognizant Technology
Solutions Corp., Class A 17,957 1,320,378
DXC Technology Co.* 8,638 345,347
Fidelity National Information
Services, Inc. 21,216 3,162,245
Fiserv, Inc.* 20,282 2,334,661
FleetCor Technologies, Inc.* 2,891 746,514
Gartner, Inc.* 2,892 765,599
Global Payments, Inc. 10,092 1,951,894
International Business
Machines Corp. 30,562 4,308,019
Jack Henry & Associates, Inc. 2,523 439,229
Mastercard , Inc., Class A 29,915 11,545,395
Paychex, Inc. 11,128 1,266,589
PayPal Holdings, Inc.* 40,177 11,069,969
VeriSign, Inc.* 3,434 743,015
Visa, Inc., Class A 57,867 14,257,850
Western Union Co. (The) 14,414 334,549
65,911,918

76 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 4,545 451,955
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. 10,364 1,588,076
Bio-Rad Laboratories, Inc.,
Class A* 713 527,271
Charles River Laboratories
International, Inc.* 1,732 704,785
Illumina, Inc.* 4,996 2,476,767
IQVIA Holdings, Inc.* 6,513 1,613,270
Mettler -Toledo International,
Inc.* 790 1,164,231
PerkinElmer, Inc. 3,857 702,861
Thermo Fisher Scientific, Inc. 13,440 7,257,734
Waters Corp.* 2,132 831,075
16,866,070
Machinery 1.6%
Caterpillar, Inc. 18,727 3,871,807
Cummins, Inc. 5,007 1,162,125
Deere & Co. 10,668 3,857,442
Dover Corp. 5,069 847,131
Fortive Corp. 11,495 835,227
IDEX Corp. 2,586 586,220
Illinois Tool Works, Inc. 9,831 2,228,393
Ingersoll Rand, Inc.* 12,726 621,920
Otis Worldwide Corp. 13,734 1,229,880
PACCAR, Inc. 11,674 968,825
Parker-Hannifin Corp. 4,377 1,365,755
Pentair plc 5,728 421,982
Snap-on, Inc. 1,923 419,176
Stanley Black & Decker, Inc. 5,604 1,104,268
Westinghouse Air Brake
Technologies Corp. 6,025 511,342
Xylem, Inc. 6,290 791,596
20,823,089
Media 1.3%
Charter Communications, Inc.,
Class A* 4,714 3,507,452
Comcast Corp., Class A 156,946 9,233,133
Discovery, Inc., Class A*(a) 5,609 162,717
Discovery, Inc., Class C* 10,614 287,746
DISH Network Corp., Class A* 8,381 351,080
Fox Corp., Class A 10,915 389,229
Fox Corp., Class B 5,046 167,729
Interpublic Group of Cos., Inc.
(The) 13,538 478,704
News Corp., Class A 13,611 335,239
News Corp., Class B 4,732 111,249
Omnicom Group, Inc. 7,341 534,571
ViacomCBS , Inc. 20,460 837,428
16,396,277
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 49,779 1,896,580
Newmont Corp. 27,285 1,714,044
Nucor Corp. 10,414 1,083,264
4,693,888
Multiline Retail 0.6%
Dollar General Corp. 8,041 1,870,658
Dollar Tree, Inc.* 7,774 775,767
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 16,930 4,419,577
7,066,002
Multi-Utilities 0.7%
Ameren Corp. 8,683 728,677
CenterPoint Energy, Inc. 20,535 522,821
CMS Energy Corp. 9,960 615,428
Consolidated Edison, Inc. 11,415 842,085
Dominion Energy, Inc. 27,532 2,061,321
DTE Energy Co. 6,915 811,268
NiSource, Inc. 13,375 331,299
Public Service Enterprise
Group, Inc. 16,985 1,056,977
Sempra Energy 10,876 1,420,949
WEC Energy Group, Inc. 10,974 1,033,092
9,423,917
Oil, Gas & Consumable Fuels 2.3%
APA Corp. 13,396 251,175
Cabot Oil & Gas Corp. 13,581 217,296
Chevron Corp. 66,108 6,730,455
ConocoPhillips 45,896 2,572,930
Devon Energy Corp. 20,706 535,043
Diamondback Energy, Inc. 6,135 473,193
EOG Resources, Inc. 19,902 1,450,060
Exxon Mobil Corp. 144,803 8,336,309
Hess Corp. 9,571 731,607
Kinder Morgan, Inc. 66,282 1,151,981
Marathon Oil Corp. 27,707 321,124
Marathon Petroleum Corp. 21,769 1,202,084
Occidental Petroleum Corp. 29,002 756,952
ONEOK, Inc. 15,531 807,146
Phillips 66 14,816 1,087,939
Pioneer Natural Resources
Co. 7,829 1,138,102
Valero Energy Corp. 13,781 922,914
Williams Cos., Inc. (The) 42,144 1,055,707
29,742,017
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,929 2,646,938
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co. 76,440 5,187,983
Catalent , Inc.* 5,685 681,120
Eli Lilly & Co. 27,228 6,630,018
Johnson & Johnson 90,075 15,510,915
Merck & Co., Inc. 86,648 6,660,632
Organon & Co.* 8,781 254,737
Perrigo Co. plc 4,408 211,716
Pfizer, Inc. 191,476 8,197,088
Viatris , Inc. 41,677 586,395
Zoetis, Inc. 16,256 3,295,091
47,215,695
Professional Services 0.4%
Equifax, Inc. 4,164 1,085,138
IHS Markit Ltd. 12,650 1,478,026
Jacobs Engineering Group,
Inc. 4,374 591,584
Leidos Holdings, Inc. 4,476 476,336
Nielsen Holdings plc 12,190 288,781

Nationwide S&P 500 Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,944 387,340
Verisk Analytics, Inc. 5,451 1,035,363
5,342,568
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,699 1,128,486
Road & Rail 0.9%
CSX Corp. 77,285 2,497,851
JB Hunt Transport Services,
Inc. 2,763 465,427
Kansas City Southern 3,136 839,821
Norfolk Southern Corp. 8,632 2,225,589
Old Dominion Freight Line, Inc. 3,194 859,665
Union Pacific Corp. 22,723 4,970,883
11,859,236
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.* 41,549 4,412,088
Analog Devices, Inc. 12,635 2,115,352
Applied Materials, Inc. 31,381 4,391,143
Broadcom, Inc. 13,963 6,777,640
Enphase Energy, Inc.* 4,718 894,533
Intel Corp. 138,098 7,418,625
KLA Corp. 5,259 1,830,973
Lam Research Corp. 4,877 3,108,649
Maxim Integrated Products,
Inc.* 9,175 916,674
Microchip Technology, Inc. 9,322 1,334,165
Micron Technology, Inc.* 38,354 2,975,503
Monolithic Power Systems,
Inc. 1,464 657,717
NVIDIA Corp. 85,224 16,617,828
NXP Semiconductors NV 9,463 1,953,069
Qorvo , Inc.* 3,750 710,962
QUALCOMM, Inc. 38,578 5,778,984
Skyworks Solutions, Inc. 5,756 1,062,039
Teradyne, Inc. 5,547 704,469
Texas Instruments, Inc. 31,587 6,021,114
Xilinx, Inc. 8,320 1,246,669
70,928,196
Software 9.1%
Adobe, Inc.* 16,345 10,160,542
ANSYS, Inc.* 3,026 1,114,960
Autodesk, Inc.* 7,515 2,413,292
Cadence Design Systems,
Inc.* 9,465 1,397,507
Citrix Systems, Inc. 4,259 429,094
Fortinet, Inc.* 4,568 1,243,592
Intuit, Inc. 9,342 4,950,980
Microsoft Corp. 257,554 73,379,710
NortonLifeLock , Inc. 19,462 483,047
Oracle Corp. 62,121 5,413,224
Paycom Software, Inc.* 1,714 685,600
PTC, Inc.* 3,661 495,883
salesforce.com, Inc.* 33,015 7,987,319
ServiceNow , Inc.* 6,751 3,968,845
Synopsys, Inc.* 5,182 1,492,364
Tyler Technologies, Inc.* 1,404 691,667
116,307,626
Common Stocks
Shares Value ($)
Specialty Retail 2.2%
Advance Auto Parts, Inc. 2,280 483,497
AutoZone, Inc.* 742 1,204,689
Best Buy Co., Inc. 7,584 852,062
CarMax, Inc.* 5,635 754,808
Gap, Inc. (The) 7,350 214,399
Home Depot, Inc. (The) 36,374 11,937,583
L Brands, Inc. 8,180 654,973
Lowe's Cos., Inc. 24,187 4,660,593
O'Reilly Automotive, Inc.* 2,383 1,438,951
Ross Stores, Inc. 12,404 1,521,847
TJX Cos., Inc. (The) 41,216 2,836,073
Tractor Supply Co. 3,869 700,018
Ulta Beauty, Inc.* 1,831 614,850
27,874,343
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc. 536,433 78,244,117
Hewlett Packard Enterprise
Co. 44,782 649,339
HP, Inc. 41,768 1,205,842
NetApp, Inc. 7,403 589,205
Seagate Technology Holdings
plc 6,854 602,467
Western Digital Corp.* 10,566 686,050
81,977,020
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. 11,688 213,423
NIKE, Inc., Class B 43,597 7,302,933
PVH Corp.* 2,271 237,592
Ralph Lauren Corp. 1,799 204,223
Tapestry, Inc.* 9,763 412,975
Under Armour , Inc., Class A* 5,451 111,473
Under Armour , Inc., Class C* 8,137 142,560
VF Corp. 11,131 892,706
9,517,885
Tobacco 0.7%
Altria Group, Inc. 63,052 3,029,018
Philip Morris International, Inc. 53,307 5,335,498
8,364,516
Trading Companies & Distributors 0.2%
Fastenal Co. 20,026 1,096,824
United Rentals, Inc.* 2,518 829,807
WW Grainger, Inc. 1,475 655,755
2,582,386
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,305 1,072,544
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 20,048 2,887,313
Total Common Stocks
(cost $682,297,943) 1,272,572,302

78 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
Short-Term Investment 0.1%
Shares Value ($)
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,053,070 1,053,070
Total Short-Term Investment
(cost $1,053,070) 1,053,070
Total Investments
(cost $683,351,013) — 99.2% 1,273,625,372
Other assets in excess of liabilities — 0.8% 10,248,663
NET ASSETS — 100.0%
$ 1,283,874,035
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of July
31, 2021. The total value of securities on loan as of July 31,
2021 was $990,152, which was collateralized by cash used
to purchase a money market fund with a value of $1,053,070.
(b) Represents 7-day effective yield as of July 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $1,053,070.
REIT Real Estate Investment Trust
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 42 9/2021 USD 9,217,950 214,073
214,073
As of July 31, 2021, the Fund had $500,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide S&P 500 Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 79
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

80 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,272,572,302 $ – $ – $ 1,272,572,302
Futures Contracts 214,073 – – 214,073
Short-Term Investment 1,053,070 – – 1,053,070
Total $ 1,273,839,445 $ – $ – $ 1,273,839,445
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide S&P 500 Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 81
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 214,073
Total $ 214,073
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

82 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 0.7%
AAR Corp.* 3,201 114,468
Aerojet Rocketdyne Holdings,
Inc. 7,157 337,667
AeroVironment , Inc.* 2,139 216,253
AerSale Corp.* 708 8,057
Astronics Corp.* 2,468 42,153
Byrna Technologies, Inc.* 1,004 24,096
Ducommun, Inc.* 1,100 59,345
Kaman Corp. 2,635 116,862
Kratos Defense & Security
Solutions, Inc.* 11,936 324,659
Maxar Technologies, Inc. 7,035 255,160
Moog, Inc., Class A 2,743 213,597
National Presto Industries, Inc. 485 46,793
PAE, Inc.* 6,901 61,557
Park Aerospace Corp. 2,112 31,469
Parsons Corp.* 2,321 89,637
Triumph Group, Inc.* 4,942 94,145
Vectrus , Inc.* 1,092 49,457
2,085,375
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc.* 5,709 138,158
Atlas Air Worldwide Holdings,
Inc.* 2,728 182,694
Echo Global Logistics, Inc.* 2,497 77,232
Forward Air Corp. 2,576 227,822
Hub Group, Inc., Class A* 3,137 207,920
Radiant Logistics, Inc.* 3,719 23,132
856,958
Airlines 0.3%
Allegiant Travel Co.* 1,479 281,188
Frontier Group Holdings, Inc.* 3,299 48,627
Hawaiian Holdings, Inc.* 4,614 91,034
Mesa Air Group, Inc.* 3,510 31,309
SkyWest, Inc.* 4,720 191,113
Spirit Airlines, Inc.* 9,617 259,467
Sun Country Airlines Holdings,
Inc.* 1,643 53,381
956,119
Auto Components 1.4%
Adient plc* 8,977 378,201
American Axle &
Manufacturing Holdings,
Inc.* 10,778 104,439
Cooper-Standard Holdings,
Inc.* 1,718 44,754
Dana, Inc. 13,776 332,828
Dorman Products, Inc.* 2,535 256,415
Fox Factory Holding Corp.* 4,072 657,791
Gentherm , Inc.* 3,152 261,395
Goodyear Tire & Rubber Co.
(The)* 26,727 419,881
LCI Industries 2,408 351,135
Modine Manufacturing Co.* 4,740 79,300
Motorcar Parts of America,
Inc.* 2,007 44,636
Patrick Industries, Inc. 2,190 180,960
Common Stocks
Shares Value ($)
Auto Components
Standard Motor Products, Inc. 1,981 82,727
Stoneridge, Inc.* 2,472 71,565
Tenneco, Inc., Class A* 6,698 116,612
Visteon Corp.* 2,745 313,067
XL Fleet Corp.* 3,634 25,365
XPEL, Inc. Reg. S* 1,739 161,031
3,882,102
Automobiles 0.3%
Arcimoto , Inc.*(a) 2,595 42,428
Canoo , Inc.* 7,560 61,463
Fisker , Inc.*(a) 15,556 250,763
Lordstown Motors Corp.*(a) 10,626 66,306
Winnebago Industries, Inc. 3,062 220,066
Workhorse Group, Inc.*(a) 11,711 135,145
776,171
Banks 7.6%
1st Source Corp. 1,620 74,180
Allegiance Bancshares, Inc. 1,909 69,621
Altabancorp 1,775 71,692
Amalgamated Financial Corp. 1,443 22,164
Amerant Bancorp, Inc.* 1,989 44,056
American National
Bankshares , Inc. 1,003 31,685
Ameris Bancorp 6,302 306,340
Arrow Financial Corp. 1,370 49,389
Associated Banc-Corp. 15,132 299,614
Atlantic Capital Bancshares,
Inc.* 2,133 51,192
Atlantic Union Bankshares
Corp. 7,544 267,586
Banc of California, Inc. 3,937 67,401
BancFirst Corp. 1,746 96,868
Bancorp, Inc. (The)* 5,273 123,230
BancorpSouth Bank 9,659 249,202
Bank First Corp. 662 46,333
Bank of Marin Bancorp 1,252 43,444
Bank of NT Butterfield & Son
Ltd. (The) 4,821 159,768
BankUnited , Inc. 8,828 349,412
Banner Corp. 3,286 174,289
Bar Harbor Bankshares 1,512 43,304
Berkshire Hills Bancorp, Inc. 4,696 126,980
Blue Ridge Bankshares , Inc. 1,644 28,162
Brookline Bancorp, Inc. 7,276 104,556
Bryn Mawr Bank Corp. 1,757 68,751
Business First Bancshares,
Inc. 2,027 47,249
Byline Bancorp, Inc. 2,437 59,975
Cadence Bancorp 11,661 221,559
Cambridge Bancorp 670 57,339
Camden National Corp. 1,485 66,483
Capital Bancorp, Inc. 850 19,312
Capital City Bank Group, Inc. 1,391 33,857
Capstar Financial Holdings,
Inc. 1,971 41,785
Carter Bankshares , Inc.* 2,406 27,597
Cathay General Bancorp 7,748 293,417
CBTX, Inc. 1,822 47,919
Central Pacific Financial Corp. 2,864 73,318

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Banks
Century Bancorp, Inc., Class A 297 33,971
CIT Group, Inc. 9,584 462,332
Citizens & Northern Corp. 1,306 32,258
City Holding Co. 1,467 110,993
Civista Bancshares, Inc. 1,577 36,098
CNB Financial Corp. 1,586 36,573
Coastal Financial Corp.* 973 28,431
Columbia Banking System,
Inc. 6,820 238,291
Community Bank System, Inc. 5,075 363,573
Community Trust Bancorp, Inc. 1,205 47,911
ConnectOne Bancorp, Inc. 3,322 87,369
CrossFirst Bankshares , Inc.* 4,891 67,545
Customers Bancorp, Inc.* 2,806 101,633
CVB Financial Corp. 12,249 233,466
Dime Community Bancshares,
Inc. 3,284 108,438
Eagle Bancorp, Inc. 2,998 164,980
Eastern Bankshares , Inc. 16,279 297,092
Enterprise Bancorp, Inc. 946 30,934
Enterprise Financial Services
Corp. 3,374 150,359
Equity Bancshares, Inc., Class
A* 1,391 40,979
Farmers National Banc Corp. 2,507 38,482
FB Financial Corp. 3,248 122,807
Fidelity D&D Bancorp, Inc. 394 20,094
Financial Institutions, Inc. 1,271 37,418
First Bancorp, Inc. (The) 1,016 29,525
First Bancorp/NC 2,669 106,760
First Bancorp/PR 20,426 247,767
First Bancshares, Inc. (The)(a) 1,979 76,330
First Bank 1,760 23,452
First Busey Corp. 5,122 120,879
First Commonwealth Financial
Corp. 9,045 119,123
First Community Bankshares ,
Inc. 1,680 49,056
First Financial Bancorp 9,117 205,133
First Financial Bankshares ,
Inc. 12,516 611,281
First Financial Corp. 1,173 46,979
First Foundation, Inc. 3,850 90,745
First Internet Bancorp 969 29,341
First Interstate BancSystem ,
Inc., Class A 3,956 165,836
First Merchants Corp. 5,154 209,922
First Mid Bancshares, Inc. 1,419 57,739
First Midwest Bancorp, Inc. 10,795 193,662
First of Long Island Corp.
(The) 2,185 47,087
Five Star Bancorp 538 13,111
Flushing Financial Corp. 2,562 56,492
Fulton Financial Corp. 15,127 231,746
German American Bancorp,
Inc. 2,338 88,143
Glacier Bancorp, Inc. 9,259 477,394
Great Southern Bancorp, Inc. 979 50,937
Great Western Bancorp, Inc. 5,251 161,731
Guaranty Bancshares, Inc. 792 26,492
Common Stocks
Shares Value ($)
Banks
Hancock Whitney Corp. 8,395 366,945
Hanmi Financial Corp. 3,124 56,951
HarborOne Bancorp, Inc. 4,756 64,729
HBT Financial, Inc. 1,085 17,729
Heartland Financial USA, Inc. 4,060 185,217
Heritage Commerce Corp. 5,783 62,688
Heritage Financial Corp. 3,362 81,327
Hilltop Holdings, Inc. 6,121 193,913
Home BancShares , Inc. 14,996 317,615
HomeTrust Bancshares, Inc. 1,494 39,337
Hope Bancorp, Inc. 11,271 149,341
Horizon Bancorp, Inc. 4,101 68,528
Howard Bancorp, Inc.* 1,385 27,285
Independent Bank Corp. 5,165 263,677
Independent Bank Group, Inc. 3,630 253,011
International Bancshares Corp. 5,183 202,552
Investors Bancorp, Inc. 21,681 299,631
Lakeland Bancorp, Inc. 4,634 75,859
Lakeland Financial Corp. 2,353 157,345
Live Oak Bancshares, Inc. 3,043 183,158
Macatawa Bank Corp. 2,364 19,668
Mercantile Bank Corp. 1,512 47,250
Metrocity Bankshares , Inc. 1,755 35,047
Metropolitan Bank Holding
Corp.* 707 50,218
Mid Penn Bancorp, Inc. 696 18,131
Midland States Bancorp, Inc. 2,117 52,099
MidWestOne Financial Group,
Inc. 1,433 41,743
MVB Financial Corp. 976 40,455
National Bank Holdings Corp.,
Class A 2,924 103,685
NBT Bancorp, Inc. 3,998 139,330
Nicolet Bankshares , Inc.* 803 58,129
Northrim Bancorp, Inc. 627 25,594
OceanFirst Financial Corp. 5,342 104,169
OFG Bancorp 4,817 111,273
Old National Bancorp 15,662 252,002
Old Second Bancorp, Inc. 1,841 21,319
Origin Bancorp, Inc. 2,035 82,784
Orrstown Financial Services,
Inc. 1,133 26,116
Pacific Premier Bancorp, Inc. 8,257 313,601
Park National Corp. 1,402 159,702
Peapack -Gladstone Financial
Corp. 1,903 61,296
Peoples Bancorp, Inc. 1,770 52,197
Peoples Financial Services
Corp. 731 31,360
Preferred Bank 1,416 83,516
Premier Financial Bancorp,
Inc. 1,319 22,449
Primis Financial Corp. 2,286 35,547
QCR Holdings, Inc. 1,501 73,684
RBB Bancorp 1,299 31,085
Red River Bancshares, Inc. 530 27,004
Reliant Bancorp, Inc. 1,537 42,729
Renasant Corp. 5,236 184,202
Republic Bancorp, Inc., Class
A 1,016 49,540

84 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Republic First Bancorp, Inc.* 5,020 18,524
S&T Bancorp, Inc. 3,673 108,170
Sandy Spring Bancorp, Inc. 4,634 192,728
Seacoast Banking Corp. of
Florida 5,332 162,040
ServisFirst Bancshares, Inc. 4,825 342,961
Sierra Bancorp 1,449 34,964
Silvergate Capital Corp., Class
A* 2,169 222,973
Simmons First National Corp.,
Class A 10,179 277,072
SmartFinancial , Inc. 1,478 36,019
South Plains Financial, Inc. 1,077 24,771
South State Corp. 6,845 471,210
Southern First Bancshares,
Inc.* 792 39,228
Southside Bancshares, Inc. 2,953 106,426
Spirit of Texas Bancshares,
Inc. 1,336 31,102
Stock Yards Bancorp, Inc. 1,924 91,659
Summit Financial Group, Inc. 1,137 26,435
Texas Capital Bancshares,
Inc.* 4,940 311,121
Tompkins Financial Corp. 1,344 103,152
Towne Bank 6,292 187,565
TriCo Bancshares 2,744 108,196
TriState Capital Holdings, Inc.* 2,781 56,482
Triumph Bancorp, Inc.* 2,232 171,105
Trustmark Corp. 6,117 183,632
UMB Financial Corp. 4,246 397,426
United Bankshares , Inc. 12,125 418,798
United Community Banks, Inc. 8,063 232,295
Univest Financial Corp. 2,741 74,994
Valley National Bancorp 37,962 489,330
Veritex Holdings, Inc. 4,723 158,457
Washington Trust Bancorp,
Inc. 1,572 76,635
WesBanco , Inc. 6,294 203,170
West Bancorp, Inc. 1,569 46,254
Westamerica Bancorp 2,578 143,208
21,399,583
Beverages 0.3%
Celsius Holdings, Inc.* 4,337 297,648
Coca-Cola Consolidated, Inc. 458 182,811
Duckhorn Portfolio, Inc. (The)* 1,912 42,007
MGP Ingredients, Inc.(a) 1,343 80,110
National Beverage Corp.(a) 2,226 101,016
NewAge , Inc.* 13,931 26,608
Primo Water Corp. 14,904 246,363
976,563
Biotechnology 9.4%
4D Molecular Therapeutics,
Inc.* 1,123 27,929
89bio, Inc.* 840 13,154
ACADIA Pharmaceuticals,
Inc.* 11,341 245,306
Adicet Bio, Inc.* 1,982 14,667
Adverum Biotechnologies,
Inc.* 9,200 20,884
Common Stocks
Shares Value ($)
Biotechnology
Aeglea BioTherapeutics , Inc.* 4,569 28,008
Affimed NV* 11,589 77,067
Agenus, Inc.* 18,679 96,757
Agios Pharmaceuticals, Inc.* 5,999 288,492
Akebia Therapeutics, Inc.*(a) 14,636 36,151
Akero Therapeutics, Inc.* 2,436 52,228
Akouos , Inc.* 2,495 27,121
Albireo Pharma, Inc.*(a) 1,727 49,409
Aldeyra Therapeutics, Inc.*(a) 4,599 40,931
Alector , Inc.* 5,459 131,207
Aligos Therapeutics, Inc.* 1,778 25,905
Alkermes plc* 15,200 393,224
Allakos , Inc.* 3,412 271,459
Allogene Therapeutics, Inc.* 6,443 141,424
Allovir , Inc.* 3,034 58,071
Alpine Immune Sciences, Inc.* 1,101 9,733
Altimmune , Inc.* 3,079 27,927
ALX Oncology Holdings, Inc.* 1,792 104,940
Amicus Therapeutics, Inc.* 25,093 233,114
AnaptysBio , Inc.* 1,827 41,984
Anavex Life Sciences Corp.* 6,008 107,844
Anika Therapeutics, Inc.* 1,420 56,985
Annexon , Inc.* 3,100 65,286
Apellis Pharmaceuticals, Inc.* 6,281 401,921
Applied Molecular Transport,
Inc.*(a) 2,278 63,852
Applied Therapeutics, Inc.* 1,580 27,192
AquaBounty Technologies,
Inc.* 4,973 24,616
Arbutus Biopharma Corp.* 7,400 19,906
Arcturus Therapeutics
Holdings, Inc.*(a) 2,082 65,187
Arcus Biosciences, Inc.* 4,340 136,319
Arcutis Biotherapeutics , Inc.* 2,707 63,154
Ardelyx , Inc.* 7,755 13,494
Arena Pharmaceuticals, Inc.* 5,922 366,335
Arrowhead Pharmaceuticals,
Inc.* 9,762 676,409
Atara Biotherapeutics , Inc.* 8,249 105,175
Athenex , Inc.* 7,555 28,482
Athersys , Inc.*(a) 18,085 29,479
Atossa Therapeutics, Inc.*(a) 11,085 33,144
Atreca , Inc., Class A* 2,968 16,294
Avid Bioservices , Inc.* 5,846 149,950
Avidity Biosciences, Inc.* 3,126 60,363
Avita Medical, Inc.* 2,262 41,915
Avrobio , Inc.* 3,637 26,768
Beam Therapeutics, Inc.*(a) 4,539 417,588
Beyondspring , Inc.* 1,925 18,326
BioAtla , Inc.*(a) 1,183 48,491
BioCryst Pharmaceuticals,
Inc.* 17,322 279,231
Biohaven Pharmaceutical
Holding Co. Ltd.* 5,192 654,244
Biomea Fusion, Inc.* 818 10,789
Bioxcel Therapeutics, Inc.* 1,253 32,064
Black Diamond Therapeutics,
Inc.* 1,875 17,925
Bluebird Bio, Inc.* 6,400 162,624
Blueprint Medicines Corp.* 5,631 494,796

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Biotechnology
Bolt Biotherapeutics , Inc.* 1,284 14,317
Bridgebio Pharma, Inc.*(a) 10,355 553,475
Brooklyn ImmunoTherapeutics ,
Inc.* 2,255 25,910
C4 Therapeutics, Inc.*(a) 3,263 140,766
Cardiff Oncology, Inc.* 3,426 18,226
CareDx , Inc.* 4,840 406,754
Catalyst Pharmaceuticals,
Inc.* 10,108 59,031
Celcuity , Inc.* 755 14,874
Celldex Therapeutics, Inc.* 3,715 162,531
CEL-SCI Corp.*(a) 3,633 29,173
Cerevel Therapeutics
Holdings, Inc.*(a) 3,341 82,322
ChemoCentryx , Inc.* 5,134 75,881
Chimerix , Inc.* 6,082 40,324
Chinook Therapeutics, Inc.* 2,980 38,829
Clene , Inc.*(a) 2,168 18,645
Clovis Oncology, Inc.*(a) 10,305 49,773
Codiak Biosciences, Inc.* 1,488 25,742
Cogent Biosciences, Inc.* 3,521 21,126
Coherus Biosciences, Inc.* 6,114 79,788
Cortexyme , Inc.*(a) 1,890 106,804
Crinetics Pharmaceuticals,
Inc.* 3,456 62,139
Cue Biopharma, Inc.* 3,070 31,989
Cullinan Oncology, Inc.* 1,338 30,680
Curis , Inc.* 8,206 62,284
Cytokinetics, Inc.* 7,358 218,385
CytomX Therapeutics, Inc.* 6,296 34,061
Deciphera Pharmaceuticals,
Inc.* 3,640 110,984
Denali Therapeutics, Inc.* 8,757 446,870
DermTech , Inc.*(a) 2,246 75,600
Design Therapeutics, Inc.* 1,277 19,768
Dicerna Pharmaceuticals, Inc.* 6,654 249,592
Dynavax Technologies
Corp.*(a) 10,793 100,807
Dyne Therapeutics, Inc.*(a) 2,846 51,427
Eagle Pharmaceuticals, Inc.* 1,081 50,267
Editas Medicine, Inc.*(a) 6,513 272,634
Eiger BioPharmaceuticals ,
Inc.* 3,240 25,790
Emergent BioSolutions , Inc.* 4,708 310,257
Enanta Pharmaceuticals, Inc.* 1,968 83,148
Epizyme , Inc.* 9,234 61,221
Esperion Therapeutics, Inc.*(a) 2,674 41,153
Evelo Biosciences, Inc.* 2,878 26,506
Fate Therapeutics, Inc.* 7,713 638,636
FibroGen , Inc.* 8,188 106,444
Finch Therapeutics Group,
Inc.* 717 9,443
Flexion Therapeutics, Inc.* 4,537 26,904
Foghorn Therapeutics, Inc.* 1,853 16,807
Forma Therapeutics Holdings,
Inc.* 3,100 70,959
Forte Biosciences, Inc.* 1,069 32,027
Fortress Biotech, Inc.* 6,511 20,249
Frequency Therapeutics, Inc.* 2,592 21,591
G1 Therapeutics, Inc.*(a) 3,971 68,738
Common Stocks
Shares Value ($)
Biotechnology
Gemini Therapeutics, Inc.* 2,076 8,449
Generation Bio Co.* 4,131 89,808
Geron Corp.* 29,922 36,505
Global Blood Therapeutics,
Inc.* 5,671 154,988
Gossamer Bio, Inc.* 5,881 46,225
Greenwich Lifesciences,
Inc.*(a) 382 15,078
Gritstone bio, Inc.* 4,187 27,969
GT Biopharma, Inc.*(a) 2,259 22,477
Halozyme Therapeutics,
Inc.*(a) 13,568 560,765
Harpoon Therapeutics, Inc.* 2,126 20,814
Heron Therapeutics, Inc.* 9,068 112,080
Homology Medicines, Inc.* 3,534 22,476
Hookipa Pharma, Inc.* 1,436 11,100
Humanigen , Inc.* 4,250 68,510
iBio , Inc.* 21,800 27,032
Ideaya Biosciences, Inc.*(a) 2,659 65,146
IGM Biosciences, Inc.*(a) 768 52,232
Immunic , Inc.* 1,470 12,980
ImmunityBio , Inc.*(a) 6,337 69,454
ImmunoGen , Inc.* 18,412 103,291
Immunovant , Inc.* 3,765 39,382
Impel Neuropharma , Inc.* 717 10,081
Infinity Pharmaceuticals, Inc.* 8,294 17,583
Inhibrx , Inc.*(a) 2,645 75,277
Inovio Pharmaceuticals,
Inc.*(a) 19,591 164,564
Inozyme Pharma, Inc.* 1,204 20,191
Insmed , Inc.* 9,865 242,679
Instil Bio, Inc.* 1,652 24,863
Intellia Therapeutics, Inc.* 6,512 923,727
Intercept Pharmaceuticals,
Inc.*(a) 2,678 46,276
Invitae Corp.*(a) 19,325 540,907
Ironwood Pharmaceuticals,
Inc.* 13,765 182,662
iTeos Therapeutics, Inc.* 2,015 48,420
IVERIC bio, Inc.* 8,336 71,940
Jounce Therapeutics, Inc.* 3,124 15,745
Kadmon Holdings, Inc.* 17,863 67,165
KalVista Pharmaceuticals,
Inc.* 1,953 39,333
Karuna Therapeutics, Inc.* 2,104 240,319
Karyopharm Therapeutics,
Inc.* 7,316 60,942
Keros Therapeutics, Inc.* 1,393 51,262
Kezar Life Sciences, Inc.* 3,210 15,633
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 42,433
Kinnate Biopharma, Inc.* 1,371 29,586
Kodiak Sciences, Inc.* 3,227 270,552
Kronos Bio, Inc.*(a) 3,678 75,215
Krystal Biotech, Inc.* 1,699 99,290
Kura Oncology, Inc.* 6,044 114,473
Kymera Therapeutics, Inc.* 2,739 164,833
Lexicon Pharmaceuticals, Inc.* 4,969 17,590
Ligand Pharmaceuticals, Inc.* 1,477 167,654

86 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Lineage Cell Therapeutics,
Inc.* 11,490 30,219
MacroGenics , Inc.* 5,589 139,501
Madrigal Pharmaceuticals,
Inc.* 1,076 93,956
Magenta Therapeutics, Inc.* 3,265 23,247
MannKind Corp.*(a) 23,396 95,924
MEI Pharma, Inc.* 11,438 30,883
MeiraGTx Holdings plc* 2,997 41,928
Mersana Therapeutics, Inc.* 6,525 71,775
MiMedx Group, Inc.*(a) 10,526 129,049
Mirum Pharmaceuticals, Inc.* 622 8,988
Molecular Templates, Inc.* 4,003 28,021
Morphic Holding, Inc.* 1,965 113,223
Mustang Bio, Inc.* 7,934 22,929
Myriad Genetics, Inc.* 7,254 229,444
Neoleukin Therapeutics, Inc.* 3,487 24,374
NexImmune , Inc.* 620 6,622
Nkarta , Inc.* 1,337 42,463
Nurix Therapeutics, Inc.*(a) 2,968 91,236
Ocugen , Inc.*(a) 17,496 117,398
Olema Pharmaceuticals, Inc.* 1,230 28,880
Oncocyte Corp.* 7,251 37,270
Oncorus , Inc.* 1,935 24,807
Oncternal Therapeutics, Inc.* 4,193 16,353
OPKO Health, Inc.*(a) 38,728 133,224
Organogenesis Holdings, Inc.* 3,613 55,423
ORIC Pharmaceuticals, Inc.* 2,796 46,553
Outlook Therapeutics, Inc.* 8,298 18,753
Oyster Point Pharma, Inc.* 1,053 15,005
Passage Bio, Inc.* 3,514 41,465
PMV Pharmaceuticals, Inc.* 2,485 84,515
Portage Biotech, Inc.* 342 5,178
Poseida Therapeutics, Inc.* 3,352 27,185
Praxis Precision Medicines,
Inc.* 2,311 36,052
Precigen , Inc.*(a) 8,987 49,339
Precision BioSciences , Inc.* 4,856 47,880
Prelude Therapeutics, Inc.* 1,036 33,193
Prometheus Biosciences, Inc.* 1,071 22,459
Protagonist Therapeutics, Inc.* 3,917 193,617
Prothena Corp. plc* 3,231 161,873
PTC Therapeutics, Inc.* 6,581 252,250
Puma Biotechnology, Inc.* 3,208 24,124
Radius Health, Inc.* 4,734 71,625
RAPT Therapeutics, Inc.* 1,703 52,231
Recursion Pharmaceuticals,
Inc., Class A*(a) 2,002 60,761
REGENXBIO, Inc.* 3,568 115,318
Relay Therapeutics, Inc.* 5,547 179,945
Reneo Pharmaceuticals, Inc.* 931 7,625
Replimune Group, Inc.* 2,725 89,189
REVOLUTION Medicines,
Inc.* 5,628 161,186
Rhythm Pharmaceuticals, Inc.* 4,341 75,056
Rigel Pharmaceuticals, Inc.* 17,735 70,940
Rocket Pharmaceuticals, Inc.* 3,842 137,620
Rubius Therapeutics, Inc.* 4,272 91,805
Sana Biotechnology, Inc.* 2,544 41,442
Sangamo Therapeutics, Inc.* 11,062 105,974
Common Stocks
Shares Value ($)
Biotechnology
Scholar Rock Holding Corp.* 2,643 82,594
Selecta Biosciences, Inc.* 9,533 32,984
Sensei Biotherapeutics , Inc.* 740 5,839
Seres Therapeutics, Inc.* 6,594 46,817
Sesen Bio, Inc.*(a) 16,198 60,419
Shattuck Labs, Inc.*(a) 2,521 55,563
Sigilon Therapeutics, Inc.* 761 3,835
Silverback Therapeutics, Inc.* 1,292 39,122
Solid Biosciences, Inc.* 5,650 15,764
Sorrento Therapeutics, Inc.*(a) 25,833 212,089
Spectrum Pharmaceuticals,
Inc.* 14,946 48,126
Spero Therapeutics, Inc.* 2,077 27,707
SpringWorks Therapeutics,
Inc.* 2,766 237,046
Spruce Biosciences, Inc.* 744 6,852
SQZ Biotechnologies Co.* 2,157 26,100
Stoke Therapeutics, Inc.* 1,809 51,792
Summit Therapeutics, Inc.* 2,032 14,895
Surface Oncology, Inc.* 3,153 18,950
Sutro Biopharma, Inc.* 4,108 69,959
Syndax Pharmaceuticals, Inc.* 4,260 62,111
Syros Pharmaceuticals, Inc.* 4,855 22,430
Talaris Therapeutics, Inc.* 844 11,656
Taysha Gene Therapies,
Inc.*(a) 2,109 36,465
TCR2 Therapeutics, Inc.* 2,976 37,021
TG Therapeutics, Inc.* 12,336 431,637
Tonix Pharmaceuticals Holding
Corp.* 30,954 22,163
Translate Bio, Inc.* 6,597 182,341
Travere Therapeutics, Inc.* 5,675 78,031
Trevena, Inc.*(a) 15,495 20,608
Trillium Therapeutics, Inc.* 9,268 60,520
Turning Point Therapeutics,
Inc.* 4,480 285,914
Twist Bioscience Corp.* 4,544 559,139
UroGen Pharma Ltd.* 2,025 31,388
Vanda Pharmaceuticals, Inc.* 5,469 89,199
Vaxart , Inc.*(a) 11,318 81,376
Vaxcyte , Inc.*(a) 3,766 81,647
VBI Vaccines, Inc.*(a) 18,498 55,124
Veracyte , Inc.* 6,471 288,348
Verastem , Inc.* 17,472 56,435
Vericel Corp.* 4,459 236,059
Viking Therapeutics, Inc.* 6,711 41,273
Vincerx Pharma, Inc.* 546 7,235
Vir Biotechnology, Inc.* 5,918 210,977
Viracta Therapeutics, Inc.* 3,435 36,136
VistaGen Therapeutics,
Inc.*(a) 18,127 48,218
Vor BioPharma , Inc.* 1,157 14,486
Werewolf Therapeutics, Inc.* 717 12,490
XBiotech , Inc. 1,527 24,737
Xencor , Inc.* 5,584 171,876
XOMA Corp.* 616 19,958
Y- mAbs Therapeutics, Inc.* 3,311 109,594
Zentalis Pharmaceuticals, Inc.* 3,150 167,612

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Biotechnology
ZIOPHARM Oncology, Inc.*(a) 21,709 49,279
26,580,078
Building Products 1.1%
AAON, Inc. 3,974 246,984
American Woodmark Corp.* 1,623 120,508
Apogee Enterprises, Inc. 2,436 96,636
Caesarstone Ltd. 2,304 30,574
Cornerstone Building Brands,
Inc.* 5,366 90,256
CSW Industrials, Inc. 1,297 153,422
Gibraltar Industries, Inc.* 3,224 240,768
Griffon Corp. 4,404 101,820
Insteel Industries, Inc. 1,892 73,466
JELD-WEN Holding, Inc.* 8,195 217,004
Masonite International Corp.* 2,326 263,210
PGT Innovations, Inc.* 5,480 123,738
Quanex Building Products
Corp. 3,175 78,867
Resideo Technologies, Inc.* 13,995 412,853
Simpson Manufacturing Co.,
Inc. 4,129 464,430
UFP Industries, Inc. 5,706 423,728
View, Inc.*(a) 8,030 48,903
3,187,167
Capital Markets 1.6%
Artisan Partners Asset
Management, Inc., Class A 5,547 266,755
Assetmark Financial Holdings,
Inc.* 1,660 43,326
Associated Capital Group,
Inc., Class A 190 7,161
B. Riley Financial, Inc. 1,890 127,688
BGC Partners, Inc., Class A 31,428 168,140
Blucora , Inc.* 4,495 75,786
Brightsphere Investment
Group, Inc. 5,496 137,345
Cohen & Steers, Inc. 2,390 198,872
Cowen, Inc., Class A 2,446 97,791
Diamond Hill Investment
Group, Inc. 288 49,608
Donnelley Financial Solutions,
Inc.* 2,803 90,285
Federated Hermes, Inc., Class
B 8,972 291,052
Focus Financial Partners, Inc.,
Class A* 5,063 259,884
GAMCO Investors, Inc., Class
A 512 13,793
GCM Grosvenor, Inc., Class A 3,100 30,876
Greenhill & Co., Inc. 1,513 24,238
Hamilton Lane, Inc., Class A 3,330 309,690
Houlihan Lokey , Inc. 4,923 438,639
Moelis & Co., Class A 5,940 351,945
Open Lending Corp., Class A* 9,881 375,478
Oppenheimer Holdings, Inc.,
Class A 982 44,141
Piper Sandler Cos. 1,696 208,082
PJT Partners, Inc., Class A 2,286 178,696
Common Stocks
Shares Value ($)
Capital Markets
Pzena Investment
Management, Inc., Class A 1,606 18,389
Sculptor Capital Management,
Inc. 2,281 52,965
StepStone Group, Inc., Class
A 3,538 161,014
StoneX Group, Inc.* 1,594 102,861
Value Line, Inc. 100 3,200
Virtus Investment Partners,
Inc. 692 191,082
WisdomTree Investments, Inc. 12,971 80,161
4,398,943
Chemicals 1.9%
AdvanSix , Inc.* 2,588 86,569
American Vanguard Corp. 2,930 48,374
Amyris , Inc.* 16,368 238,645
Avient Corp. 8,894 431,537
Balchem Corp. 3,056 412,224
Cabot Corp. 5,318 292,809
Chase Corp. 705 82,154
Danimer Scientific, Inc.*(a) 6,516 108,687
Ferro Corp.* 7,786 161,949
FutureFuel Corp. 2,709 23,027
GCP Applied Technologies,
Inc.* 4,686 108,950
Hawkins, Inc. 1,821 66,121
HB Fuller Co. 5,136 331,888
Ingevity Corp.* 3,814 323,961
Innospec , Inc. 2,390 211,396
Intrepid Potash, Inc.* 998 30,239
Koppers Holdings, Inc.* 1,968 60,437
Kraton Corp.* 3,175 121,253
Kronos Worldwide, Inc. 2,146 29,851
Livent Corp.* 13,932 271,813
Marrone Bio Innovations, Inc.* 9,493 11,866
Minerals Technologies, Inc. 3,186 255,581
Orion Engineered Carbons
SA* 5,814 105,117
PQ Group Holdings, Inc. 5,063 78,780
PureCycle Technologies, Inc.* 3,121 46,222
Quaker Chemical Corp. 1,278 321,724
Rayonier Advanced Materials,
Inc.* 5,855 40,809
Sensient Technologies Corp. 4,157 362,407
Stepan Co. 2,114 249,346
Tredegar Corp. 2,721 35,564
Trinseo SA 3,688 200,480
Tronox Holdings plc, Class A 11,221 206,803
Valhi, Inc. 347 8,550
Zymergen , Inc.*(a) 1,774 61,717
5,426,850
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 6,386 296,885
ACCO Brands Corp. 8,832 78,958
Brady Corp., Class A 4,648 254,153
BrightView Holdings, Inc.* 3,880 62,196
Brink's Co. (The) 4,612 354,940
Casella Waste Systems, Inc.,
Class A* 4,816 331,244

88 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
CECO Environmental Corp.* 3,326 23,415
Cimpress plc* 1,733 177,199
CoreCivic , Inc.* 11,497 118,189
Covanta Holding Corp. 11,353 228,195
Deluxe Corp. 4,087 179,419
Ennis, Inc. 2,418 47,804
Harsco Corp.* 7,619 153,294
Healthcare Services Group,
Inc. 7,104 185,414
Heritage-Crystal Clean, Inc.* 1,481 41,735
Herman Miller, Inc. 7,155 308,738
HNI Corp. 4,107 153,191
Interface, Inc. 5,456 78,676
KAR Auction Services, Inc.* 11,793 194,349
Kimball International, Inc.,
Class B 3,733 46,215
Matthews International Corp.,
Class A 2,932 101,447
Montrose Environmental
Group, Inc.* 2,120 113,823
NL Industries, Inc. 865 5,216
Pitney Bowes, Inc. 16,666 133,328
RR Donnelley & Sons Co.* 6,714 41,090
SP Plus Corp.* 2,192 71,876
Steelcase, Inc., Class A 8,084 111,155
Team, Inc.* 2,969 18,319
Tetra Tech, Inc. 5,205 694,972
UniFirst Corp. 1,429 311,193
US Ecology, Inc.*(a) 2,985 104,475
Viad Corp.*(a) 1,911 87,619
VSE Corp. 1,035 51,802
5,160,524
Communications Equipment 0.7%
ADTRAN, Inc. 4,563 102,257
Aviat Networks, Inc.* 638 23,785
CalAmp Corp.* 3,575 43,365
Calix, Inc.* 5,211 243,770
Cambium Networks Corp.* 830 36,561
Casa Systems, Inc.* 3,315 24,896
Clearfield, Inc.* 1,159 50,440
Comtech Telecommunications
Corp. 2,491 62,200
Digi International, Inc.* 3,023 62,516
DZS, Inc.* 1,462 28,874
EchoStar Corp., Class A* 3,918 87,371
EMCORE Corp.* 3,461 30,249
Extreme Networks, Inc.* 12,193 134,245
Harmonic, Inc.* 8,462 74,889
Infinera Corp.* 17,337 171,810
Inseego Corp.*(a) 8,190 71,171
KVH Industries, Inc.* 1,677 18,984
NETGEAR, Inc.* 2,880 98,640
NetScout Systems, Inc.* 6,843 196,805
Plantronics, Inc.* 3,354 104,611
Ribbon Communications, Inc.* 6,875 47,506
Viavi Solutions, Inc.* 21,665 361,589
2,076,534
Construction & Engineering 1.4%
Ameresco , Inc., Class A* 3,049 208,948
Common Stocks
Shares Value ($)
Construction & Engineering
API Group Corp. Reg. S*(b) 17,510 401,329
Arcosa , Inc. 4,775 261,479
Argan , Inc. 1,414 63,559
Comfort Systems USA, Inc. 3,491 260,952
Concrete Pumping Holdings,
Inc.* 2,745 23,881
Construction Partners, Inc.,
Class A* 2,881 96,744
Dycom Industries, Inc.* 2,832 196,541
EMCOR Group, Inc. 5,242 638,528
Fluor Corp.* 13,966 232,674
Granite Construction, Inc. 4,336 166,589
Great Lakes Dredge & Dock
Corp.* 6,040 93,016
HC2 Holdings, Inc.*(a) 4,487 16,512
IES Holdings, Inc.* 836 45,487
Infrastructure and Energy
Alternatives, Inc.* 1,981 23,911
Matrix Service Co.* 2,636 28,759
MYR Group, Inc.* 1,592 152,243
Northwest Pipe Co.* 985 27,984
NV5 Global, Inc.* 1,214 115,330
Primoris Services Corp. 5,217 155,988
Sterling Construction Co., Inc.* 2,870 63,025
Tutor Perini Corp.* 4,143 58,292
WillScot Mobile Mini Holdings
Corp.* 18,112 519,996
3,851,767
Construction Materials 0.2%
Forterra , Inc.* 2,978 70,251
Summit Materials, Inc., Class
A* 11,374 382,166
United States Lime & Minerals,
Inc. 214 29,746
US Concrete, Inc.* 1,554 113,147
595,310
Consumer Finance 0.9%
Atlanticus Holdings Corp.* 493 21,436
Curo Group Holdings Corp. 1,901 29,979
Encore Capital Group, Inc.* 3,034 143,629
Enova International, Inc.* 3,581 118,495
EZCORP, Inc., Class A* 4,554 26,049
FirstCash , Inc. 3,924 310,781
Green Dot Corp., Class A* 5,068 233,483
LendingClub Corp.* 9,143 223,089
LendingTree , Inc.* 1,144 223,332
Navient Corp. 17,113 349,618
Nelnet, Inc., Class A 1,653 124,471
Oportun Financial Corp.* 2,015 42,476
PRA Group, Inc.* 4,420 171,452
PROG Holdings, Inc. 6,362 278,465
Regional Management Corp. 873 45,160
World Acceptance Corp.* 417 79,051
2,420,966
Containers & Packaging 0.2%
Greif, Inc., Class A 2,547 154,399
Greif, Inc., Class B 571 34,762
Myers Industries, Inc. 3,713 78,641

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Containers & Packaging
O-I Glass, Inc.* 15,510 229,393
Pactiv Evergreen, Inc. 4,044 58,517
Ranpak Holdings Corp.* 3,350 85,827
UFP Technologies, Inc.* 737 44,058
685,597
Distributors 0.1%
Core-Mark Holding Co., Inc. 4,232 182,145
Funko , Inc., Class A*(a) 2,512 46,874
Greenlane Holdings, Inc.,
Class A* 1,043 3,713
232,732
Diversified Consumer Services 0.7%
2U, Inc.* 6,798 295,033
Adtalem Global Education,
Inc.* 4,839 175,849
American Public Education,
Inc.* 1,745 51,687
Carriage Services, Inc. 1,686 62,686
Coursera, Inc.* 1,142 40,644
Graham Holdings Co., Class B 367 243,930
Houghton Mifflin Harcourt Co.* 12,047 136,372
Laureate Education, Inc.,
Class A* 10,351 153,298
OneSpaWorld Holdings Ltd.* 4,647 45,912
Perdoceo Education Corp.* 6,668 79,083
Regis Corp.* 2,444 19,479
StoneMor , Inc.* 2,971 7,873
Strategic Education, Inc. 2,314 183,477
Stride, Inc.* 3,886 119,145
Vivint Smart Home, Inc.* 8,682 106,528
WW International, Inc.* 5,088 156,405
1,877,401
Diversified Financial Services 0.2%
Alerus Financial Corp. 1,429 39,941
A-Mark Precious Metals, Inc. 827 42,127
Banco Latinoamericano de
Comercio Exterior SA, Class
E 3,208 52,868
Cannae Holdings, Inc.* 8,278 275,243
Marlin Business Services
Corp. 769 17,349
427,528
Diversified Telecommunication Services 0.7%
Anterix , Inc.* 1,055 61,528
ATN International, Inc. 1,053 45,332
Bandwidth, Inc., Class A* 2,225 288,493
Cincinnati Bell, Inc.* 4,783 73,371
Cogent Communications
Holdings, Inc. 4,152 322,237
Consolidated Communications
Holdings, Inc.* 6,909 53,130
Globalstar , Inc.*(a) 57,528 79,389
IDT Corp., Class B* 1,897 94,471
Iridium Communications, Inc.* 11,530 486,912
Liberty Latin America Ltd.,
Class A* 4,063 55,460
Liberty Latin America Ltd.,
Class C* 14,646 202,554
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Ooma , Inc.* 2,215 41,088
ORBCOMM, Inc.* 6,973 78,725
Radius Global Infrastructure,
Inc.* 4,168 63,895
1,946,585
Electric Utilities 0.6%
ALLETE, Inc. 5,097 358,421
MGE Energy, Inc. 3,452 269,670
Otter Tail Corp. 3,952 200,722
PNM Resources, Inc. 8,114 392,150
Portland General Electric Co. 8,530 417,117
Spark Energy, Inc., Class A 1,304 14,513
1,652,593
Electrical Equipment 1.0%
Advent Technologies Holdings,
Inc.*(a) 1,618 12,604
Allied Motion Technologies,
Inc. 1,074 35,345
American Superconductor
Corp.* 2,764 38,834
Array Technologies, Inc.* 12,103 163,875
Atkore , Inc.* 4,571 343,328
AZZ, Inc. 2,383 126,275
Babcock & Wilcox Enterprises,
Inc.* 5,260 37,662
Beam Global* 833 25,465
Bloom Energy Corp., Class
A*(a) 13,196 287,673
Encore Wire Corp. 1,972 154,664
EnerSys 4,167 411,116
Eos Energy Enterprises,
Inc.*(a) 1,664 25,825
FTC Solar, Inc.* 1,802 18,272
FuelCell Energy, Inc.* 31,076 196,711
GrafTech International Ltd. 16,154 183,671
Powell Industries, Inc. 885 25,745
Preformed Line Products Co. 334 22,886
Romeo Power, Inc.* 3,962 27,932
Stem, Inc.*(a) 6,231 168,922
Thermon Group Holdings, Inc.* 3,123 52,029
TPI Composites, Inc.* 3,385 132,489
Vicor Corp.* 2,026 234,226
2,725,549
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.* 728 22,750
Advanced Energy Industries,
Inc. 3,741 388,129
Aeva Technologies, Inc.*(a) 2,353 20,612
Akoustis Technologies, Inc.* 3,721 36,019
Arlo Technologies, Inc.* 7,715 47,139
Badger Meter, Inc. 2,861 289,047
Belden, Inc. 4,193 205,457
Benchmark Electronics, Inc. 3,484 91,978
CTS Corp. 3,041 106,405
Daktronics, Inc.* 3,846 23,499
ePlus , Inc.* 1,263 116,777
Fabrinet * 3,504 331,198
FARO Technologies, Inc.* 1,707 124,423

90 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Identiv , Inc.* 1,958 31,876
II-VI, Inc.* 10,073 703,196
Insight Enterprises, Inc.* 3,423 343,601
Iteris , Inc.* 4,393 27,368
Itron , Inc.* 4,376 431,561
Kimball Electronics, Inc.* 2,503 51,036
Knowles Corp.* 8,322 166,773
Luna Innovations, Inc.* 3,044 37,532
Methode Electronics, Inc. 3,592 171,805
MicroVision , Inc.*(a) 15,589 214,660
Napco Security Technologies,
Inc.* 1,448 51,187
nLight , Inc.* 4,132 143,339
Novanta , Inc.* 3,389 475,849
OSI Systems, Inc.* 1,634 163,482
Ouster, Inc.* 2,751 25,282
PAR Technology Corp.*(a) 2,247 137,179
PC Connection, Inc. 1,152 54,789
Plexus Corp.* 2,780 251,090
Rogers Corp.* 1,773 337,934
Sanmina Corp.* 6,087 233,863
ScanSource , Inc.* 2,385 65,802
TTM Technologies, Inc.* 10,494 146,811
Velodyne Lidar, Inc.*(a) 6,699 53,659
Vishay Intertechnology , Inc. 12,636 279,635
Vishay Precision Group, Inc.* 1,184 43,015
6,445,757
Energy Equipment & Services 0.8%
Archrock , Inc.(a) 12,502 107,642
Aspen Aerogels, Inc.* 2,143 80,684
Bristow Group, Inc.* 706 18,342
Cactus, Inc., Class A 5,172 186,399
ChampionX Corp.* 19,630 456,201
DMC Global, Inc.* 1,761 77,079
Dril -Quip, Inc.* 3,363 96,115
Frank's International NV*(a) 15,743 43,293
FTS International, Inc., Class
A* 842 16,453
Helix Energy Solutions Group,
Inc.* 13,563 56,286
Helmerich & Payne, Inc. 9,979 286,098
Liberty Oilfield Services, Inc.,
Class A* 8,641 88,052
Nabors Industries Ltd.* 665 58,194
National Energy Services
Reunited Corp.* 3,009 38,816
Newpark Resources, Inc.* 8,796 28,411
NexTier Oilfield Solutions, Inc.* 16,517 63,095
Oceaneering International,
Inc.* 9,703 128,662
Oil States International, Inc.* 6,072 34,367
Patterson-UTI Energy, Inc. 17,898 143,542
ProPetro Holding Corp.* 8,602 64,945
RPC, Inc.* 5,861 24,616
Select Energy Services, Inc.,
Class A* 5,884 35,010
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 24,943
TETRA Technologies, Inc.* 11,629 35,934
Common Stocks
Shares Value ($)
Energy Equipment & Services
Tidewater, Inc.* 4,200 47,544
US Silica Holdings, Inc.* 6,960 70,296
2,311,019
Entertainment 0.8%
AMC Entertainment Holdings,
Inc., Class A*(a) 39,146 1,449,185
Chicken Soup For The Soul
Entertainment, Inc.*(a) 1,090 39,109
Cinemark Holdings, Inc.* 10,241 159,043
CuriosityStream , Inc.*(a) 2,466 27,101
Eros STX Global Corp.* 30,101 32,810
IMAX Corp.* 4,722 76,213
Liberty Media Corp.-Liberty
Braves, Class C* 3,430 90,723
Liberty Media Corp-Liberty
Braves, Class A* 1,076 28,557
Lions Gate Entertainment
Corp., Class A* 5,519 82,951
Lions Gate Entertainment
Corp., Class B* 10,920 145,891
LiveXLive Media, Inc.* 5,025 17,789
Madison Square Garden
Entertainment Corp.* 2,284 159,789
Marcus Corp. (The)*(a) 2,314 37,186
2,346,347
Equity Real Estate Investment Trusts (REITs) 6.4%
Acadia Realty Trust 8,032 171,885
Agree Realty Corp. 6,517 489,752
Alexander & Baldwin, Inc. 6,794 136,016
Alexander's, Inc. 219 61,066
American Assets Trust, Inc. 4,733 174,790
American Finance Trust, Inc. 9,601 81,320
Apartment Investment and
Management Co., Class A 14,115 98,240
Apple Hospitality REIT, Inc. 19,901 297,520
Armada Hoffler Properties, Inc. 5,989 77,857
Ashford Hospitality Trust, Inc.* 1,039 16,825
Braemar Hotels & Resorts,
Inc.* 4,216 21,502
Brandywine Realty Trust 16,082 224,505
Broadstone Net Lease, Inc. 13,486 350,906
BRT Apartments Corp. 1,127 19,801
CareTrust REIT, Inc. 9,146 220,601
CatchMark Timber Trust, Inc.,
Class A 4,635 54,183
Centerspace 1,235 111,150
Chatham Lodging Trust* 4,758 58,428
City Office REIT, Inc. 4,048 52,098
Clipper Realty, Inc. 1,519 12,638
Columbia Property Trust, Inc. 11,237 187,321
Community Healthcare Trust,
Inc. 2,343 116,752
CorePoint Lodging, Inc.* 4,061 54,580
Corporate Office Properties
Trust 10,713 315,391
CTO Realty Growth, Inc. 606 34,051
DiamondRock Hospitality Co.* 19,361 166,698
DigitalBridge Group, Inc.* 46,526 323,821
Diversified Healthcare Trust 22,423 87,450

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Easterly Government
Properties, Inc. 7,991 181,396
EastGroup Properties, Inc. 3,844 677,390
Empire State Realty Trust,
Inc., Class A 13,552 154,899
Equity Commonwealth 11,116 292,240
Essential Properties Realty
Trust, Inc. 11,383 339,213
Farmland Partners, Inc. 2,680 33,768
Four Corners Property Trust,
Inc. 7,093 203,640
Franklin Street Properties
Corp. 10,817 56,465
GEO Group, Inc. (The) 12,173 84,237
Getty Realty Corp. 3,776 119,284
Gladstone Commercial Corp. 3,638 84,329
Gladstone Land Corp. 2,559 59,676
Global Medical REIT, Inc. 5,373 83,604
Global Net Lease, Inc. 9,102 168,114
Healthcare Realty Trust, Inc. 13,708 437,011
Hersha Hospitality Trust* 3,477 32,719
Independence Realty Trust,
Inc. 9,915 191,161
Indus Realty Trust, Inc. 446 30,127
Industrial Logistics Properties
Trust 6,357 172,275
Innovative Industrial
Properties, Inc. 2,285 491,252
iStar , Inc. 6,707 162,511
Kite Realty Group Trust 8,109 163,477
Lexington Realty Trust 26,656 350,526
LTC Properties, Inc. 3,749 141,900
Macerich Co. (The) 19,231 313,465
Mack-Cali Realty Corp.* 8,399 151,182
Monmouth Real Estate
Investment Corp. 9,235 175,834
National Health Investors, Inc. 4,146 282,882
National Storage Affiliates
Trust 7,422 402,050
NETSTREIT Corp. 3,761 97,598
New Senior Investment Group,
Inc. 7,550 69,611
NexPoint Residential Trust,
Inc. 2,116 124,738
Office Properties Income Trust 4,572 132,497
One Liberty Properties, Inc. 1,527 46,711
Outfront Media, Inc.* 14,212 339,525
Paramount Group, Inc. 17,693 172,684
Pebblebrook Hotel Trust 12,320 277,077
Physicians Realty Trust 21,041 398,727
Piedmont Office Realty Trust,
Inc., Class A 12,260 233,185
Plymouth Industrial REIT, Inc. 2,837 65,478
Postal Realty Trust, Inc., Class
A 1,142 21,949
PotlatchDeltic Corp. 6,259 325,092
Preferred Apartment
Communities, Inc., Class A 4,951 52,183
PS Business Parks, Inc. 1,904 292,588
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
QTS Realty Trust, Inc., Class A 6,620 514,440
Retail Opportunity Investments
Corp. 11,200 197,904
Retail Properties of America,
Inc., Class A 20,331 256,374
Retail Value, Inc. 1,624 39,691
RLJ Lodging Trust 15,516 222,655
RPT Realty 7,641 97,346
Ryman Hospitality Properties,
Inc.* 5,204 399,147
Sabra Health Care REIT, Inc. 20,914 388,791
Safehold , Inc. 1,744 157,518
Saul Centers, Inc. 1,206 54,994
Seritage Growth Properties,
Class A* 3,544 56,243
Service Properties Trust 15,554 173,116
SITE Centers Corp. 16,421 260,437
STAG Industrial, Inc. 15,500 640,460
Summit Hotel Properties, Inc.* 9,803 88,325
Sunstone Hotel Investors, Inc.* 20,370 235,070
Tanger Factory Outlet Centers,
Inc. 9,646 165,622
Terreno Realty Corp. 6,498 444,203
UMH Properties, Inc. 3,480 81,014
Uniti Group, Inc. 18,431 215,827
Universal Health Realty
Income Trust 1,324 79,109
Urban Edge Properties 10,974 208,506
Urstadt Biddle Properties, Inc.,
Class A 2,993 57,076
Washington REIT 8,025 194,927
Whitestone REIT 3,887 34,400
Xenia Hotels & Resorts, Inc.* 11,090 196,071
18,162,683
Food & Staples Retailing 0.9%
Andersons, Inc. (The) 3,169 84,612
BJ's Wholesale Club Holdings,
Inc.* 13,186 667,739
Chefs' Warehouse, Inc. (The)* 3,166 91,561
HF Foods Group, Inc.* 3,603 18,628
Ingles Markets, Inc., Class A 1,331 79,541
MedAvail Holdings, Inc.* 1,110 9,368
Natural Grocers by Vitamin
Cottage, Inc. 867 9,693
Performance Food Group Co.* 12,770 585,121
PriceSmart , Inc. 2,220 199,223
Rite Aid Corp.*(a) 5,286 80,347
SpartanNash Co. 3,687 71,712
Sprouts Farmers Market, Inc.* 11,250 276,525
United Natural Foods, Inc.* 5,288 175,139
Village Super Market, Inc.,
Class A 852 19,213
Weis Markets, Inc. 1,559 82,081
2,450,503
Food Products 1.0%
AppHarvest , Inc.*(a) 4,543 54,153
B&G Foods, Inc.(a) 6,070 174,330
Calavo Growers, Inc. 1,573 88,623
Cal-Maine Foods, Inc. 3,381 117,963

92 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Food Products
Fresh Del Monte Produce, Inc. 3,151 97,240
Hostess Brands, Inc.* 12,027 193,514
J & J Snack Foods Corp. 1,472 241,967
John B Sanfilippo & Son, Inc. 905 83,586
Laird Superfood, Inc.* 637 17,772
Lancaster Colony Corp. 1,851 366,257
Landec Corp.* 2,718 29,735
Limoneira Co. 1,661 29,749
Mission Produce, Inc.*(a) 3,514 68,066
Sanderson Farms, Inc. 1,925 359,667
Seneca Foods Corp., Class A* 660 36,128
Simply Good Foods Co. (The)* 8,068 302,389
Tattooed Chef, Inc.*(a) 4,431 87,379
Tootsie Roll Industries, Inc.(a) 1,690 58,119
TreeHouse Foods, Inc.* 4,927 218,759
Utz Brands, Inc. 5,587 126,490
Vital Farms, Inc.* 2,448 42,620
Whole Earth Brands, Inc.* 3,541 45,537
2,840,043
Gas Utilities 0.8%
Brookfield Infrastructure Corp.,
Class A(a) 3,589 232,424
Chesapeake Utilities Corp. 1,633 203,455
New Jersey Resources Corp. 9,419 362,820
Northwest Natural Holding Co. 2,957 154,621
ONE Gas, Inc. 5,124 378,049
South Jersey Industries, Inc. 9,763 245,735
Southwest Gas Holdings, Inc. 5,500 384,615
Spire, Inc. 4,927 349,571
2,311,290
Health Care Equipment & Supplies 3.7%
Accelerate Diagnostics, Inc.* 3,444 25,692
Accuray , Inc.* 9,387 38,487
Acutus Medical, Inc.* 1,469 22,623
Alphatec Holdings, Inc.* 6,694 98,670
AngioDynamics , Inc.* 3,507 93,391
Apyx Medical Corp.* 3,347 30,123
Asensus Surgical, Inc.*(a) 22,171 51,880
Aspira Women's Health,
Inc.*(a) 6,888 30,858
AtriCure , Inc.* 4,298 363,009
Atrion Corp. 134 84,278
Avanos Medical, Inc.* 4,580 173,765
Axogen , Inc.* 3,771 76,815
Axonics , Inc.* 3,944 267,995
BioLife Solutions, Inc.* 2,313 108,480
Bioventus , Inc., Class A* 740 11,537
Butterfly Network, Inc.* 3,079 33,068
Cardiovascular Systems, Inc.* 3,736 150,523
Cerus Corp.* 15,938 80,328
ClearPoint Neuro, Inc.* 1,783 39,636
CONMED Corp. 2,802 386,508
CryoLife , Inc.* 3,603 97,281
CryoPort , Inc.* 3,843 237,190
Cutera , Inc.* 1,775 92,211
CytoSorbents Corp.* 4,346 33,073
DarioHealth Corp.* 1,277 18,951
Eargo , Inc.* 1,829 65,844
Glaukos Corp.* 4,348 221,748
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Haemonetics Corp.* 4,921 299,148
Heska Corp.* 908 218,556
Inari Medical, Inc.* 3,313 297,474
Inogen , Inc.* 1,882 150,127
Integer Holdings Corp.* 3,113 304,732
Intersect ENT, Inc.* 3,339 77,966
Invacare Corp.* 3,490 25,233
iRadimed Corp.* 520 17,503
iRhythm Technologies, Inc.* 2,824 144,363
Lantheus Holdings, Inc.* 6,395 167,357
LeMaitre Vascular, Inc. 1,747 95,142
LivaNova plc* 4,756 410,443
Meridian Bioscience, Inc.* 4,041 82,840
Merit Medical Systems, Inc.* 4,864 340,918
Mesa Laboratories, Inc. 445 131,057
Misonix , Inc.* 1,203 31,928
Natus Medical, Inc.* 3,144 83,945
Neogen Corp.* 10,395 452,806
Neuronetics , Inc.* 2,367 31,386
NeuroPace , Inc.* 660 14,058
Nevro Corp.* 3,341 517,855
NuVasive , Inc.* 5,039 322,244
OraSure Technologies, Inc.* 7,446 87,788
Ortho Clinical Diagnostics
Holdings plc* 8,632 193,961
Orthofix Medical, Inc.* 1,884 74,870
OrthoPediatrics Corp.* 1,320 82,949
Outset Medical, Inc.* 4,335 177,562
PAVmed , Inc.* 7,772 53,394
Pulmonx Corp.* 2,406 95,422
Pulse Biosciences, Inc.*(a) 1,452 29,766
Quotient Ltd.* 7,746 26,414
Retractable Technologies, Inc.* 1,297 15,266
SeaSpine Holdings Corp.* 3,203 62,747
Senseonics Holdings, Inc.*(a) 39,360 120,835
Shockwave Medical, Inc.* 3,250 591,500
SI-BONE, Inc.* 2,966 89,988
Sientra , Inc.* 5,294 43,675
Silk Road Medical, Inc.* 3,214 161,279
Soliton, Inc.* 1,123 24,627
STAAR Surgical Co.* 4,523 578,582
Stereotaxis , Inc.* 4,636 42,234
Surmodics , Inc.* 1,282 70,651
Tactile Systems Technology,
Inc.* 1,898 92,964
Talis Biomedical Corp.* 1,317 13,565
TransMedics Group, Inc.* 2,599 74,123
Treace Medical Concepts,
Inc.* 1,036 31,349
Utah Medical Products, Inc. 343 30,664
Vapotherm , Inc.* 2,035 52,625
Varex Imaging Corp.* 3,650 99,645
ViewRay , Inc.* 13,646 90,609
Zynex , Inc.* 1,938 26,919
10,287,018
Health Care Providers & Services 3.2%
1Life Healthcare, Inc.* 11,049 298,765
Accolade, Inc.* 4,939 231,194
AdaptHealth Corp.* 7,775 174,082

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Health Care Providers & Services
Addus HomeCare Corp.* 1,524 132,268
Agiliti , Inc.* 2,142 41,962
Alignment Healthcare, Inc.*(a) 2,496 51,992
AMN Healthcare Services,
Inc.* 4,552 457,749
Apollo Medical Holdings,
Inc.*(a) 3,437 303,728
Apria, Inc.* 747 23,553
Aveanna Healthcare Holdings,
Inc.* 3,656 37,803
Biodesix , Inc.* 1,164 10,930
Brookdale Senior Living, Inc.* 17,843 134,179
Castle Biosciences, Inc.* 2,019 141,027
Community Health Systems,
Inc.* 11,774 156,830
CorVel Corp.* 840 118,289
Covetrus , Inc.* 9,807 249,686
Cross Country Healthcare,
Inc.* 3,635 59,687
Ensign Group, Inc. (The) 5,078 431,985
Exagen , Inc.* 1,172 13,970
Fulgent Genetics, Inc.*(a) 1,923 177,397
Hanger, Inc.* 3,555 87,240
HealthEquity , Inc.* 7,895 584,072
InfuSystem Holdings, Inc.* 1,451 26,481
Innovage Holding Corp.* 1,737 29,286
Joint Corp. (The)* 1,297 102,450
LHC Group, Inc.* 2,940 632,629
Magellan Health, Inc.* 2,249 212,126
MEDNAX, Inc.* 7,311 212,896
ModivCare , Inc.* 1,193 202,810
National HealthCare Corp. 1,187 92,170
National Research Corp. 1,401 73,945
Ontrak , Inc.* 799 21,581
Option Care Health, Inc.* 10,690 221,497
Owens & Minor, Inc. 7,048 325,970
Patterson Cos., Inc. 8,398 261,430
Pennant Group, Inc. (The)* 2,429 83,120
PetIQ , Inc.*(a) 2,580 91,229
Privia Health Group, Inc.* 1,858 77,107
Progyny , Inc.* 5,978 332,915
R1 RCM, Inc.* 12,729 272,528
RadNet , Inc.* 4,241 155,814
Select Medical Holdings Corp. 10,685 421,523
Sharps Compliance Corp.* 1,434 14,311
SOC Telemed , Inc.* 3,879 17,805
Surgery Partners, Inc.* 3,003 163,844
Tenet Healthcare Corp.* 10,212 733,630
Tivity Health, Inc.* 4,158 104,283
Triple-S Management Corp.,
Class B* 2,304 56,056
US Physical Therapy, Inc. 1,226 144,864
Viemed Healthcare, Inc.* 3,627 25,244
9,027,932
Health Care Technology 1.3%
Allscripts Healthcare Solutions,
Inc.* 13,262 226,515
American Well Corp., Class
A*(a) 19,160 223,214
Common Stocks
Shares Value ($)
Health Care Technology
Castlight Health, Inc., Class B* 11,316 26,366
Computer Programs &
Systems, Inc. 1,315 41,515
Evolent Health, Inc., Class A* 7,319 167,898
Forian , Inc.* 1,720 18,370
Health Catalyst, Inc.* 4,236 245,942
HealthStream , Inc.* 2,396 69,987
iCAD , Inc.* 2,093 30,683
Inovalon Holdings, Inc., Class
A* 7,412 280,767
Inspire Medical Systems, Inc.* 2,584 473,285
Multiplan Corp.*(a) 37,818 304,435
NantHealth , Inc.* 2,484 4,968
NextGen Healthcare, Inc.* 5,322 86,323
Omnicell , Inc.* 4,138 606,217
OptimizeRx Corp.* 1,677 92,688
Phreesia , Inc.* 3,612 246,880
Schrodinger, Inc.* 4,294 290,575
Simulations Plus, Inc.(a) 1,449 68,378
Tabula Rasa HealthCare,
Inc.*(a) 2,169 93,180
Vocera Communications, Inc.* 3,299 138,426
3,736,612
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.* 5,111 56,528
Bally's Corp.* 3,094 152,379
Biglari Holdings, Inc., Class B* 64 10,525
BJ's Restaurants, Inc.* 2,108 85,543
Bloomin ' Brands, Inc.* 8,606 216,269
Bluegreen Vacations Holding
Corp.* 1,539 26,640
Brinker International, Inc.* 4,306 233,988
Carrols Restaurant Group,
Inc.* 3,655 17,946
Century Casinos, Inc.* 2,834 31,769
Cheesecake Factory, Inc.
(The)* 4,173 188,870
Chuy's Holdings, Inc.* 2,015 66,495
Cracker Barrel Old Country
Store, Inc. 2,314 315,120
Dave & Buster's
Entertainment, Inc.* 4,096 136,315
Del Taco Restaurants, Inc. 2,880 24,509
Denny's Corp.* 5,803 81,648
Dine Brands Global, Inc.* 1,614 125,037
Drive Shack, Inc.* 7,828 19,727
El Pollo Loco Holdings, Inc.* 1,956 36,401
ESC Co.*^∞ 14,066 0
Esports Technologies, Inc.* 390 8,869
Everi Holdings, Inc.* 7,999 181,497
Fiesta Restaurant Group, Inc.* 1,831 24,517
Full House Resorts, Inc.* 3,100 25,637
GAN Ltd.*(a) 3,945 60,358
Golden Entertainment, Inc.* 1,604 72,998
Golden Nugget Online
Gaming, Inc.* 3,024 34,655
Hall of Fame Resort &
Entertainment Co.*(a) 5,210 15,422
Hilton Grand Vacations, Inc.* 8,403 341,750

94 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
International Game
Technology plc* 9,879 185,231
Jack in the Box, Inc. 2,178 237,097
Kura Sushi USA, Inc., Class A* 333 16,190
Lindblad Expeditions Holdings,
Inc.* 2,680 36,689
Monarch Casino & Resort,
Inc.* 1,231 78,599
Nathan's Famous, Inc. 305 19,596
NEOGAMES SA* 558 26,923
Noodles & Co.* 3,955 47,223
ONE Group Hospitality, Inc.
(The)* 1,852 16,946
Papa John's International, Inc. 3,135 357,766
PlayAGS , Inc.* 2,786 21,619
RCI Hospitality Holdings, Inc. 859 53,911
Red Robin Gourmet Burgers,
Inc.* 1,590 41,706
Red Rock Resorts, Inc., Class
A* 5,842 230,175
Rush Street Interactive, Inc.* 4,959 48,846
Ruth's Hospitality Group, Inc.* 3,349 66,880
Scientific Games Corp.* 9,274 572,299
SeaWorld Entertainment, Inc.* 5,061 239,942
Shake Shack, Inc., Class A* 3,615 363,452
Target Hospitality Corp.* 2,500 8,950
Texas Roadhouse, Inc. 6,765 623,530
Wingstop , Inc. 2,877 492,859
6,377,841
Household Durables 1.9%
Aterian , Inc.* 1,875 16,931
Bassett Furniture Industries,
Inc. 882 20,092
Beazer Homes USA, Inc.* 2,931 53,520
Casper Sleep, Inc.* 2,775 19,175
Cavco Industries, Inc.* 875 205,625
Century Communities, Inc. 2,875 199,669
Ethan Allen Interiors, Inc. 2,342 55,669
Flexsteel Industries, Inc. 629 21,700
GoPro, Inc., Class A* 11,926 122,122
Green Brick Partners, Inc.* 2,913 73,029
Hamilton Beach Brands
Holding Co., Class A 704 13,158
Helen of Troy Ltd.* 2,318 517,818
Hooker Furniture Corp. 1,149 38,135
Hovnanian Enterprises, Inc.,
Class A* 485 50,629
Installed Building Products,
Inc. 2,258 270,960
iRobot Corp.* 2,651 231,962
KB Home 8,500 360,740
La-Z-Boy, Inc. 4,325 145,234
Legacy Housing Corp.* 854 15,065
LGI Homes, Inc.* 2,153 367,948
Lifetime Brands, Inc. 1,270 19,139
Lovesac Co. (The)* 1,259 76,421
M/I Homes, Inc.* 2,700 174,717
MDC Holdings, Inc. 5,419 288,941
Meritage Homes Corp.* 3,659 397,294
Common Stocks
Shares Value ($)
Household Durables
Purple Innovation, Inc.* 4,759 125,352
Skyline Champion Corp.* 4,979 280,816
Sonos , Inc.* 11,645 388,710
Taylor Morrison Home Corp.* 11,899 319,131
TRI Pointe Group, Inc.* 11,798 284,568
Tupperware Brands Corp.* 4,685 97,870
Universal Electronics, Inc.* 1,354 63,286
VOXX International Corp.* 1,475 16,845
Vuzix Corp.*(a) 5,561 82,303
5,414,574
Household Products 0.3%
Central Garden & Pet Co.* 924 44,620
Central Garden & Pet Co.,
Class A* 3,835 166,094
Energizer Holdings, Inc. 6,451 276,425
Oil- Dri Corp. of America 538 19,136
WD-40 Co. 1,330 323,177
829,452
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy, Inc., Class A 3,614 97,397
Clearway Energy, Inc., Class C 7,776 223,016
Ormat Technologies, Inc.(a) 4,329 301,904
Sunnova Energy International,
Inc.* 8,388 319,583
941,900
Industrial Conglomerates 0.1%
Raven Industries, Inc.* 3,521 205,098
Insurance 1.9%
Ambac Financial Group, Inc.* 4,312 62,610
American Equity Investment
Life Holding Co. 8,091 259,640
American National Group, Inc. 706 116,476
AMERISAFE, Inc. 1,841 105,305
Argo Group International
Holdings Ltd. 3,004 156,599
BRP Group, Inc., Class A* 4,374 119,235
Citizens, Inc.*(a) 5,129 27,491
CNO Financial Group, Inc. 12,445 284,244
Crawford & Co., Class A 1,679 17,747
Donegal Group, Inc., Class A 1,195 18,487
eHealth, Inc.* 2,314 120,351
Employers Holdings, Inc. 2,699 112,062
Enstar Group Ltd.* 1,336 343,379
Genworth Financial, Inc.,
Class A* 48,050 160,487
Goosehead Insurance, Inc.,
Class A 1,744 209,611
Greenlight Capital Re Ltd.,
Class A* 2,858 25,150
HCI Group, Inc.(a) 537 53,958
Heritage Insurance Holdings,
Inc. 2,629 19,297
Horace Mann Educators Corp. 3,954 157,409
Independence Holding Co. 452 20,223
Investors Title Co. 135 22,482
James River Group Holdings
Ltd. 2,974 108,194

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Insurance
Kinsale Capital Group, Inc. 2,088 373,011
Maiden Holdings Ltd.* 6,587 22,264
MBIA, Inc.* 4,952 64,624
MetroMile , Inc.*(a) 3,479 24,666
National Western Life Group,
Inc., Class A 243 50,517
NI Holdings, Inc.* 857 16,943
Palomar Holdings, Inc.* 2,329 189,650
ProAssurance Corp. 5,093 103,286
ProSight Global, Inc.* 902 11,510
RLI Corp. 3,872 419,647
Safety Insurance Group, Inc. 1,372 105,123
Selective Insurance Group,
Inc. 5,740 466,949
Selectquote , Inc.* 12,915 229,887
SiriusPoint Ltd.* 8,441 82,722
State Auto Financial Corp. 1,820 91,000
Stewart Information Services
Corp. 2,529 149,236
Tiptree, Inc. 2,044 19,643
Trean Insurance Group, Inc.* 1,839 24,808
Trupanion , Inc.* 3,618 416,142
United Fire Group, Inc. 2,154 53,678
United Insurance Holdings
Corp. 2,059 9,018
Universal Insurance Holdings,
Inc. 2,884 40,837
5,485,598
Interactive Media & Services 0.5%
Cargurus , Inc.* 8,917 255,026
Cars.com, Inc.* 6,985 84,379
Eventbrite, Inc., Class A* 7,112 126,380
EverQuote , Inc., Class A* 1,856 56,014
fuboTV , Inc.*(a) 12,775 332,661
Liberty TripAdvisor Holdings,
Inc., Class A* 7,531 31,480
MediaAlpha , Inc., Class A* 2,082 69,539
QuinStreet , Inc.* 4,988 91,480
TrueCar , Inc.* 10,595 55,730
Yelp, Inc.* 7,011 262,211
1,364,900
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc.,
Class A* 2,631 80,246
CarParts.com, Inc.* 4,490 79,069
Duluth Holdings, Inc., Class B* 1,128 16,886
Groupon, Inc.* 2,399 87,252
Lands' End, Inc.* 1,408 53,969
Liquidity Services, Inc.* 2,705 53,667
Overstock.com, Inc.* 4,174 290,677
PetMed Express, Inc.(a) 1,978 62,089
Porch Group, Inc.* 1,504 27,869
Quotient Technology, Inc.* 8,964 97,349
RealReal , Inc. (The)* 7,451 123,016
Revolve Group, Inc.* 3,403 236,883
Shutterstock , Inc. 2,240 243,018
Stamps.com, Inc.* 1,707 557,779
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Stitch Fix, Inc., Class A* 5,599 301,898
2,311,667
IT Services 1.6%
BigCommerce Holdings, Inc.,
Series 1* 4,575 296,277
Brightcove , Inc.* 4,060 46,568
Cantaloupe, Inc.*(a) 5,521 57,087
Cass Information Systems,
Inc. 1,488 65,606
Conduent , Inc.* 16,082 107,910
CONTRA
BMTECHNOLOGIES*∞ 431 4,323
CSG Systems International,
Inc. 3,081 139,754
DigitalOcean Holdings, Inc.*(a) 1,222 62,933
EVERTEC, Inc. 5,740 250,838
Evo Payments, Inc., Class A* 4,367 127,516
ExlService Holdings, Inc.* 3,192 361,398
GreenBox POS* 1,646 14,534
GreenSky , Inc., Class A* 6,473 42,528
Grid Dynamics Holdings, Inc.* 3,159 66,497
Hackett Group, Inc. (The) 2,570 46,054
I3 Verticals, Inc., Class A* 1,881 60,042
IBEX Holdings Ltd.* 552 11,388
International Money Express,
Inc.* 2,896 46,886
Limelight Networks, Inc.* 12,467 35,032
LiveRamp Holdings, Inc.* 6,372 254,944
Marathon Digital Holdings,
Inc.* 9,046 249,941
MAXIMUS, Inc. 5,965 530,885
MoneyGram International,
Inc.* 7,521 77,767
Paya Holdings, Inc.* 7,790 89,507
Perficient , Inc.* 3,202 301,917
Priority Technology Holdings,
Inc.* 732 4,480
Rackspace Technology,
Inc.*(a) 5,096 90,454
Repay Holdings Corp.* 7,295 181,719
StarTek , Inc.* 1,992 13,984
Sykes Enterprises, Inc.* 3,653 196,020
TTEC Holdings, Inc. 1,752 183,084
Tucows , Inc., Class A*(a) 959 74,572
Unisys Corp.* 6,475 144,716
Verra Mobility Corp.* 12,977 198,678
4,435,839
Leisure Products 0.6%
Acushnet Holdings Corp. 3,249 166,446
American Outdoor Brands,
Inc.* 1,410 38,042
AMMO, Inc.*(a) 6,246 42,285
Callaway Golf Co.* 11,228 355,703
Clarus Corp. 2,291 65,339
Escalade, Inc. 1,062 24,107
Genius Brands International,
Inc.* 26,744 41,988
Johnson Outdoors, Inc., Class
A 496 58,712

96 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Leisure Products
Latham Group, Inc.* 2,199 59,989
Malibu Boats, Inc., Class A* 2,001 167,404
Marine Products Corp. 694 11,354
MasterCraft Boat Holdings,
Inc.* 1,895 50,521
Nautilus, Inc.*(a) 2,823 40,792
Smith & Wesson Brands, Inc. 5,039 118,165
Sturm Ruger & Co., Inc. 1,628 121,058
Vista Outdoor, Inc.* 5,539 223,720
1,585,625
Life Sciences Tools & Services 1.0%
Akoya Biosciences, Inc.* 786 13,629
Berkeley Lights, Inc.* 4,543 207,070
Bionano Genomics, Inc.*(a) 26,653 158,052
ChromaDex Corp.* 4,369 37,967
Codexis , Inc.* 5,840 123,574
Fluidigm Corp.* 7,727 57,257
Harvard Bioscience, Inc.* 3,924 30,960
Inotiv , Inc.* 1,227 32,049
Medpace Holdings, Inc.* 2,793 491,401
NanoString Technologies, Inc.* 4,336 268,572
NeoGenomics , Inc.*(a) 10,904 502,675
Pacific Biosciences of
California, Inc.* 18,692 600,948
Personalis , Inc.* 3,373 70,799
Quanterix Corp.* 2,924 155,411
Seer, Inc.* 1,480 47,271
2,797,635
Machinery 3.9%
AgEagle Aerial Systems,
Inc.*(a) 6,324 25,170
Alamo Group, Inc. 937 137,523
Albany International Corp.,
Class A 2,916 251,797
Altra Industrial Motion Corp. 6,272 393,129
Astec Industries, Inc. 2,172 133,165
Barnes Group, Inc. 4,529 229,484
Blue Bird Corp.* 1,550 38,750
Chart Industries, Inc.* 3,515 546,407
CIRCOR International, Inc.* 1,745 53,816
Columbus McKinnon Corp. 2,638 122,403
Commercial Vehicle Group,
Inc.* 3,037 27,758
Desktop Metal, Inc., Class A* 7,922 71,298
Douglas Dynamics, Inc. 2,141 85,426
Energy Recovery, Inc.* 3,996 84,515
Enerpac Tool Group Corp. 5,770 148,116
EnPro Industries, Inc. 1,956 182,143
ESCO Technologies, Inc. 2,424 228,753
Evoqua Water Technologies
Corp.* 10,967 362,021
ExOne Co. (The)* 1,475 24,485
Federal Signal Corp. 5,987 237,145
Franklin Electric Co., Inc. 4,394 359,253
Gorman-Rupp Co. (The) 2,152 76,805
Greenbrier Cos., Inc. (The) 3,145 134,606
Helios Technologies, Inc. 3,070 248,210
Hillenbrand, Inc. 7,289 330,192
Common Stocks
Shares Value ($)
Machinery
Hydrofarm Holdings Group,
Inc.* 1,142 56,346
Hyliion Holdings Corp.*(a) 11,109 107,757
Hyster -Yale Materials
Handling, Inc. 947 67,843
John Bean Technologies Corp. 2,974 435,929
Kadant , Inc. 1,118 201,385
Kennametal, Inc. 8,212 297,685
Lindsay Corp. 1,033 165,993
Luxfer Holdings plc 2,801 58,401
Lydall , Inc.* 1,658 101,470
Manitowoc Co., Inc. (The)* 3,253 75,307
Mayville Engineering Co., Inc.* 801 14,074
Meritor, Inc.* 6,768 164,665
Miller Industries, Inc. 1,051 39,423
Mueller Industries, Inc. 5,325 231,105
Mueller Water Products, Inc.,
Class A 15,003 222,344
Nikola Corp.*(a) 19,002 225,554
NN, Inc.* 4,396 30,069
Omega Flex, Inc. 304 47,673
Park-Ohio Holdings Corp. 806 23,447
Proto Labs, Inc.* 2,734 213,771
RBC Bearings, Inc.* 2,392 562,120
REV Group, Inc. 2,812 42,489
Rexnord Corp. 11,552 650,724
Shyft Group, Inc. (The) 3,333 131,454
SPX Corp.* 4,156 277,039
SPX FLOW, Inc. 3,994 328,107
Standex International Corp. 1,141 104,972
Tennant Co. 1,741 137,748
Terex Corp. 6,669 319,578
Titan International, Inc.* 4,784 41,238
TriMas Corp.* 3,917 128,164
Trinity Industries, Inc. 8,222 222,898
Wabash National Corp. 4,876 71,385
Watts Water Technologies,
Inc., Class A 2,664 401,625
Welbilt , Inc.* 12,744 299,357
11,031,509
Marine 0.2%
Costamare , Inc. 5,014 54,352
Eagle Bulk Shipping, Inc.* 875 36,488
Genco Shipping & Trading Ltd. 3,044 53,422
Matson, Inc. 4,201 281,971
Safe Bulkers, Inc.* 5,545 18,520
444,753
Media 1.2%
Advantage Solutions, Inc.* 7,239 70,797
AMC Networks, Inc., Class A* 2,777 138,961
Boston Omaha Corp., Class A* 1,707 55,836
Cardlytics, Inc.* 3,095 389,846
Clear Channel Outdoor
Holdings, Inc.* 34,415 91,544
comScore, Inc.* 6,365 25,524
Daily Journal Corp.* 126 41,958
Emerald Holding, Inc.* 2,575 10,171
Entercom Communications
Corp.* 12,043 42,994

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Media
Entravision Communications
Corp., Class A 5,926 36,445
EW Scripps Co. (The), Class A 5,372 102,498
Fluent, Inc.* 4,414 10,991
Gannett Co., Inc.* 13,690 78,991
Gray Television, Inc. 8,098 179,533
Hemisphere Media Group,
Inc.* 1,673 21,264
iHeartMedia , Inc., Class A* 10,613 274,346
John Wiley & Sons, Inc., Class
A 4,089 240,351
Loral Space &
Communications, Inc. 1,318 46,644
Magnite , Inc.* 10,222 309,727
MDC Partners, Inc., Class A* 5,922 33,222
Meredith Corp.* 3,781 165,003
National CineMedia , Inc. 6,183 21,517
Scholastic Corp.(a) 2,741 92,125
Sinclair Broadcast Group, Inc.,
Class A 4,229 119,638
TechTarget , Inc.* 2,471 180,581
TEGNA, Inc. 20,960 371,411
Thryv Holdings, Inc.* 613 20,364
WideOpenWest , Inc.* 4,967 110,466
3,282,748
Metals & Mining 1.3%
Allegheny Technologies, Inc.* 12,071 247,818
Arconic Corp.* 10,715 385,097
Carpenter Technology Corp. 4,515 172,247
Century Aluminum Co.* 5,216 75,945
Coeur Mining, Inc.* 22,968 173,179
Commercial Metals Co. 11,382 373,330
Compass Minerals
International, Inc. 3,370 231,047
Constellium SE* 11,633 219,515
Gatos Silver, Inc.* 3,280 44,739
Haynes International, Inc. 1,240 46,785
Hecla Mining Co. 51,628 345,391
Kaiser Aluminum Corp. 1,498 182,277
Materion Corp. 1,931 137,796
MP Materials Corp.* 6,913 260,067
Novagold Resources, Inc.* 22,478 175,778
Olympic Steel, Inc. 906 27,289
Perpetua Resources Corp.* 2,539 14,447
PolyMet Mining Corp.* 2,809 8,652
Ryerson Holding Corp.* 1,675 26,348
Schnitzer Steel Industries,
Inc., Class A 2,505 131,312
SunCoke Energy, Inc. 8,613 66,578
TimkenSteel Corp.* 4,308 57,426
Warrior Met Coal, Inc. 4,878 91,072
Worthington Industries, Inc. 3,282 209,949
3,704,084
Mortgage Real Estate Investment Trusts (REITs) 1.3%
AFC Gamma, Inc. 687 14,619
Apollo Commercial Real
Estate Finance, Inc. 13,299 202,411
Arbor Realty Trust, Inc. 12,058 220,420
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Ares Commercial Real Estate
Corp. 3,574 53,896
ARMOUR Residential REIT,
Inc. 6,588 68,515
Blackstone Mortgage Trust,
Inc., Class A 13,388 434,039
BrightSpire Capital, Inc. 8,699 82,727
Broadmark Realty Capital, Inc. 12,412 128,712
Capstead Mortgage Corp. 9,039 57,578
Chimera Investment Corp. 22,389 329,566
Dynex Capital, Inc. 2,595 45,283
Ellington Financial, Inc. 3,890 70,720
Granite Point Mortgage Trust,
Inc. 5,570 78,593
Great Ajax Corp. 1,992 25,259
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 7,416 421,229
Invesco Mortgage Capital, Inc. 23,854 82,058
KKR Real Estate Finance
Trust, Inc. 2,916 62,140
Ladder Capital Corp. 11,020 125,848
MFA Financial, Inc. 41,955 195,930
New York Mortgage Trust, Inc. 36,726 160,493
Orchid Island Capital, Inc. 8,561 42,377
PennyMac Mortgage
Investment Trust 9,572 188,760
Ready Capital Corp. 5,564 84,128
Redwood Trust, Inc. 10,844 128,718
TPG RE Finance Trust, Inc. 5,690 74,880
Two Harbors Investment Corp. 29,770 190,826
3,569,725
Multiline Retail 0.3%
Big Lots, Inc. 3,428 197,487
Dillard's, Inc., Class A(a) 595 109,046
Franchise Group, Inc. 2,685 91,182
Macy's, Inc.*(a) 29,772 506,124
903,839
Multi-Utilities 0.4%
Avista Corp. 6,572 281,479
Black Hills Corp. 6,112 413,477
NorthWestern Corp. 4,972 308,214
Unitil Corp. 1,404 74,300
1,077,470
Oil, Gas & Consumable Fuels 3.0%
Aemetis , Inc.* 2,199 19,285
Alto Ingredients, Inc.* 6,777 35,918
Altus Midstream Co. 309 19,730
Antero Resources Corp.* 27,725 377,060
Arch Resources, Inc.* 1,433 94,177
Berry Corp. 7,102 39,416
Bonanza Creek Energy, Inc. 2,924 112,486
Brigham Minerals, Inc., Class
A 4,320 84,845
California Resources Corp.* 7,968 223,980
Callon Petroleum Co.* 3,781 148,820
Centennial Resource
Development, Inc., Class A* 17,158 89,393

98 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Centrus Energy Corp., Class
A* 895 20,755
Chesapeake Energy Corp. 9,555 516,448
Clean Energy Fuels Corp.*(a) 13,663 102,609
CNX Resources Corp.* 21,404 258,988
Comstock Resources, Inc.* 8,678 52,762
CONSOL Energy, Inc.* 3,446 72,400
Contango Oil & Gas Co.*(a) 14,526 55,489
CVR Energy, Inc. 3,643 49,763
Delek US Holdings, Inc. 6,222 108,138
Denbury, Inc.* 4,781 314,160
DHT Holdings, Inc. 13,721 79,582
Dorian LPG Ltd.* 2,831 34,255
Earthstone Energy, Inc., Class
A* 2,380 23,395
Energy Fuels, Inc.*(a) 13,695 71,899
Equitrans Midstream Corp. 39,773 326,934
Extraction Oil & Gas, Inc.* 1,481 65,890
Falcon Minerals Corp. 3,994 19,051
Frontline Ltd.(a) 11,319 90,099
Gevo , Inc.*(a) 18,495 112,635
Golar LNG Ltd.* 9,878 110,238
Green Plains, Inc.* 3,466 122,558
International Seaways, Inc. 4,013 66,014
Kosmos Energy Ltd.* 38,778 89,577
Laredo Petroleum, Inc.* 1,192 65,632
Magnolia Oil & Gas Corp.,
Class A* 13,194 184,716
Matador Resources Co. 10,756 332,360
Meta Materials, Inc.* 5,830 20,405
Murphy Oil Corp. 13,887 301,487
Nordic American Tankers Ltd.
(a) 15,263 39,836
Northern Oil and Gas, Inc. 4,533 78,285
Oasis Petroleum, Inc. 1,912 175,350
Ovintiv , Inc. 25,300 649,198
Par Pacific Holdings, Inc.* 4,184 68,534
PBF Energy, Inc., Class A* 9,395 86,152
PDC Energy, Inc. 9,704 383,793
Peabody Energy Corp.* 6,693 78,375
Penn Virginia Corp.* 1,532 28,327
Petrocorp, Inc.*^∞ 1,500 0
Range Resources Corp.* 23,200 353,336
Renewable Energy Group,
Inc.* 4,260 260,925
REX American Resources
Corp.* 542 44,444
Riley Exploration Permian, Inc. 217 4,685
Scorpio Tankers, Inc.(a) 4,622 75,570
SFL Corp. Ltd. 9,655 66,330
SM Energy Co. 11,208 209,590
Southwestern Energy Co.* 65,645 309,188
Talos Energy, Inc.* 3,494 40,321
Teekay Corp.* 6,581 19,677
Teekay Tankers Ltd., Class A* 2,260 28,589
Tellurian, Inc.*(a) 30,035 113,232
Uranium Energy Corp.*(a) 19,880 43,140
Ur-Energy, Inc.* 17,145 19,374
Vine Energy, Inc., Class A* 1,955 27,390
W&T Offshore, Inc.* 9,549 38,673
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Whiting Petroleum Corp.* 3,733 175,078
World Fuel Services Corp. 5,911 203,693
8,534,434
Paper & Forest Products 0.2%
Clearwater Paper Corp.* 1,645 48,511
Domtar Corp.* 4,887 268,345
Glatfelter Corp. 4,443 67,667
Neenah, Inc. 1,517 76,259
Schweitzer-Mauduit
International, Inc. 2,994 117,754
Verso Corp., Class A 2,840 54,017
632,553
Personal Products 0.5%
Beauty Health Co. (The)*(a) 4,399 77,246
BellRing Brands, Inc., Class A* 3,815 126,162
Edgewell Personal Care Co. 5,147 211,439
elf Beauty, Inc.* 4,328 119,496
Honest Co., Inc. (The)* 2,353 33,813
Inter Parfums , Inc. 1,708 131,294
Medifast , Inc. 1,122 320,342
Nature's Sunshine Products,
Inc. 881 15,497
Nu Skin Enterprises, Inc.,
Class A 4,710 252,880
Revlon, Inc., Class A* 644 7,020
USANA Health Sciences, Inc.* 1,255 119,564
Veru , Inc.* 5,621 38,616
1,453,369
Pharmaceuticals 1.7%
9 Meters Biopharma, Inc.* 20,137 21,748
Aclaris Therapeutics, Inc.* 4,113 61,407
Aerie Pharmaceuticals, Inc.* 4,306 67,949
Amneal Pharmaceuticals, Inc.* 10,204 50,306
Amphastar Pharmaceuticals,
Inc.*(a) 3,708 77,683
Ampio Pharmaceuticals, Inc.* 18,023 25,412
Angion Biomedica Corp.* 564 5,995
ANI Pharmaceuticals, Inc.* 949 32,200
Antares Pharma, Inc.* 16,564 72,882
Arvinas , Inc.* 4,234 428,057
Atea Pharmaceuticals, Inc.*(a) 6,120 153,245
Athira Pharma, Inc.* 3,056 29,368
Axsome Therapeutics, Inc.* 2,670 129,735
BioDelivery Sciences
International, Inc.* 9,337 35,107
Cara Therapeutics, Inc.* 4,282 51,256
Cassava Sciences, Inc.*(a) 3,625 252,046
Cerecor , Inc.* 4,624 12,300
Citius Pharmaceuticals, Inc.* 10,759 20,335
Collegium Pharmaceutical,
Inc.* 3,576 89,007
Corcept Therapeutics, Inc.* 9,161 190,274
CorMedix , Inc.* 3,326 19,324
Cymabay Therapeutics, Inc.* 6,896 27,170
Durect Corp.* 23,134 32,619
Edgewise Therapeutics, Inc.* 1,169 20,469
Endo International plc* 21,775 110,182
Evolus , Inc.* 3,056 33,066

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Pharmaceuticals
EyePoint Pharmaceuticals,
Inc.* 2,002 16,456
Fulcrum Therapeutics, Inc.* 1,722 12,588
Harmony Biosciences
Holdings, Inc.* 2,118 55,407
Ikena Oncology, Inc.* 859 8,513
Innoviva , Inc.* 5,996 85,023
Intra-Cellular Therapies, Inc.* 6,921 237,598
Kala Pharmaceuticals, Inc.* 4,108 14,173
Kaleido Biosciences, Inc.* 1,324 7,189
KemPharm , Inc.* 2,708 27,324
Landos Biopharma, Inc.* 607 6,665
Marinus Pharmaceuticals, Inc.* 3,500 51,450
Mind Medicine MindMed ,
Inc.*(a) 30,517 93,382
NGM Biopharmaceuticals,
Inc.* 3,048 62,149
Nuvation Bio, Inc.* 3,356 28,996
Ocular Therapeutix , Inc.* 7,507 82,652
Omeros Corp.*(a) 5,569 80,751
Oramed Pharmaceuticals,
Inc.* 2,531 35,915
Pacira BioSciences , Inc.* 4,142 244,171
Paratek Pharmaceuticals, Inc.* 4,557 23,696
Phathom Pharmaceuticals,
Inc.* 1,919 61,600
Phibro Animal Health Corp.,
Class A 2,135 50,535
Pliant Therapeutics, Inc.*(a) 2,454 49,571
Prestige Consumer
Healthcare, Inc.* 4,779 251,136
Provention Bio, Inc.* 5,449 33,075
Rain Therapeutics, Inc.* 703 11,705
Reata Pharmaceuticals, Inc.,
Class A* 2,601 325,931
Relmada Therapeutics, Inc.* 1,526 39,676
Revance Therapeutics, Inc.* 6,651 193,411
Seelos Therapeutics, Inc.* 7,183 16,162
SIGA Technologies, Inc.* 5,498 35,022
Supernus Pharmaceuticals,
Inc.* 4,656 122,592
Tarsus Pharmaceuticals, Inc.* 657 14,828
Terns Pharmaceuticals, Inc.* 862 6,465
TherapeuticsMD , Inc.*(a) 34,406 34,406
Theravance Biopharma, Inc.* 5,051 65,562
Verrica Pharmaceuticals, Inc.* 1,326 14,188
WaVe Life Sciences Ltd.* 3,344 18,425
Zogenix , Inc.* 5,150 83,482
4,651,012
Professional Services 1.6%
Acacia Research Corp.* 4,922 27,760
ASGN, Inc.* 4,925 498,065
Atlas Technical Consultants,
Inc.* 1,304 11,723
Barrett Business Services, Inc. 778 56,957
CBIZ, Inc.* 4,829 156,170
CRA International, Inc. 674 57,782
Exponent, Inc. 4,922 527,097
Forrester Research, Inc.* 1,137 53,268
Common Stocks
Shares Value ($)
Professional Services
Franklin Covey Co.* 1,259 46,067
GP Strategies Corp.* 1,296 26,374
Heidrick & Struggles
International, Inc. 1,971 84,181
HireQuest , Inc. 475 8,693
Huron Consulting Group, Inc.* 2,172 106,710
ICF International, Inc. 1,744 159,698
Insperity , Inc. 3,443 341,029
KBR, Inc. 13,655 528,448
Kelly Services, Inc., Class A* 3,540 77,597
Kforce , Inc. 1,892 118,118
Korn Ferry 5,059 347,756
ManTech International Corp.,
Class A 2,695 235,705
Mistras Group, Inc.* 1,957 20,549
Rekor Systems, Inc.* 2,973 23,427
Resources Connection, Inc. 2,989 46,300
TriNet Group, Inc.* 3,841 318,726
TrueBlue , Inc.* 3,325 90,407
Upwork , Inc.* 11,223 581,239
Willdan Group, Inc.* 1,086 44,797
4,594,643
Real Estate Management & Development 0.8%
Cushman & Wakefield plc* 11,499 214,686
eXp World Holdings, Inc.* 6,104 219,256
Fathom Holdings, Inc.* 528 13,358
Forestar Group, Inc.* 1,740 35,618
FRP Holdings, Inc.* 633 38,062
Kennedy-Wilson Holdings, Inc. 11,380 229,762
Marcus & Millichap, Inc.* 2,250 89,528
Newmark Group, Inc., Class A 14,233 183,321
Rafael Holdings, Inc., Class B* 973 49,244
RE/MAX Holdings, Inc., Class
A 1,879 64,450
Realogy Holdings Corp.* 10,917 193,449
Redfin Corp.* 9,809 574,513
RMR Group, Inc. (The), Class
A 1,446 56,741
St Joe Co. (The) 3,232 146,313
Tejon Ranch Co.* 2,180 39,741
2,148,042
Road & Rail 0.6%
ArcBest Corp. 2,459 145,351
Avis Budget Group, Inc.* 4,847 401,186
Covenant Logistics Group,
Inc.* 1,155 24,267
Daseke , Inc.* 3,980 27,502
Heartland Express, Inc. 4,521 76,993
HyreCar , Inc.* 1,661 29,034
Marten Transport Ltd. 5,623 88,956
PAM Transportation Services,
Inc.* 192 12,000
Saia, Inc.* 2,578 582,628
Universal Logistics Holdings,
Inc. 692 15,951
US Xpress Enterprises, Inc.,
Class A* 2,258 19,712
Werner Enterprises, Inc. 5,991 273,849

100 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Road & Rail
Yellow Corp.* 4,771 24,809
1,722,238
Semiconductors & Semiconductor Equipment 2.8%
Alpha & Omega
Semiconductor Ltd.* 2,177 56,580
Ambarella , Inc.* 3,341 329,055
Amkor Technology, Inc. 9,907 244,109
Atomera , Inc.*(a) 1,863 32,882
Axcelis Technologies, Inc.* 3,234 124,671
AXT, Inc.* 4,177 42,605
CEVA, Inc.* 2,254 111,889
CMC Materials, Inc. 2,769 400,508
Cohu , Inc.* 4,542 160,832
Diodes, Inc.* 4,131 338,742
DSP Group, Inc.* 2,365 37,958
FormFactor , Inc.* 7,369 274,569
Ichor Holdings Ltd.* 2,620 135,113
Impinj , Inc.* 1,861 85,606
Kopin Corp.*(a) 7,353 49,559
Kulicke & Soffa Industries, Inc. 5,802 315,397
Lattice Semiconductor Corp.* 13,073 741,893
MACOM Technology Solutions
Holdings, Inc.* 4,614 284,776
MaxLinear , Inc.* 6,756 325,842
NeoPhotonics Corp.*(a) 5,012 48,616
NVE Corp. 460 34,532
Onto Innovation, Inc.* 4,684 328,255
PDF Solutions, Inc.* 2,937 54,951
Photronics , Inc.* 5,840 78,081
Power Integrations, Inc. 5,722 554,977
Rambus, Inc.* 10,981 259,811
Semtech Corp.* 6,129 379,446
Silicon Laboratories, Inc.* 4,302 640,955
SiTime Corp.* 1,246 169,007
SkyWater Technology, Inc.* 745 12,859
SMART Global Holdings, Inc.* 1,345 63,000
SunPower Corp.*(a) 7,865 194,816
Synaptics , Inc.* 3,403 516,984
Ultra Clean Holdings, Inc.* 4,222 228,030
Veeco Instruments, Inc.* 4,719 109,481
7,766,387
Software 6.1%
8x8, Inc.* 10,087 257,824
A10 Networks, Inc.* 6,200 79,174
ACI Worldwide, Inc.* 11,331 388,653
Agilysys , Inc.* 1,821 101,175
Alarm.com Holdings, Inc.* 4,481 372,909
Alkami Technology, Inc.* 660 20,651
Altair Engineering, Inc., Class
A* 4,289 299,201
American Software, Inc., Class
A 3,164 69,608
Appfolio , Inc., Class A* 1,776 251,482
Appian Corp.*(a) 3,794 441,735
Asana, Inc., Class A* 7,121 506,018
Avaya Holdings Corp.* 8,228 199,282
Benefitfocus , Inc.* 2,366 31,137
Blackbaud , Inc.* 4,586 327,119
Blackline, Inc.* 5,183 592,883
Common Stocks
Shares Value ($)
Software
Bottomline Technologies DE,
Inc.* 4,299 173,508
Box, Inc., Class A* 14,187 339,353
BTRS Holdings, Inc.* 4,493 52,613
Cerence , Inc.* 3,664 393,917
ChannelAdvisor Corp.* 2,883 67,145
Cleanspark , Inc.* 3,102 41,877
Cloudera, Inc.* 22,458 356,408
CommVault Systems, Inc.* 4,104 310,221
Cornerstone OnDemand , Inc.* 6,053 290,181
Digimarc Corp.* 1,247 35,789
Digital Turbine, Inc.* 8,138 512,287
Domo, Inc., Class B* 2,616 231,071
E2open Parent Holdings, Inc.* 3,958 39,778
Ebix , Inc. 2,515 76,003
eGain Corp.* 2,137 24,939
Envestnet , Inc.* 5,149 387,359
GTY Technology Holdings,
Inc.* 3,050 21,106
Ideanomics , Inc.*(a) 38,714 91,752
Intelligent Systems Corp.* 769 25,985
InterDigital , Inc. 3,023 199,185
J2 Global, Inc.* 4,177 590,085
JFrog Ltd.*(a) 4,890 214,280
LivePerson , Inc.* 6,156 392,076
MicroStrategy , Inc., Class
A*(a) 756 473,264
Mimecast Ltd.* 5,711 317,246
Mitek Systems, Inc.* 3,977 87,931
Model N, Inc.* 3,337 108,019
Momentive Global, Inc.* 12,430 261,030
ON24, Inc.* 879 32,101
OneSpan , Inc.* 3,447 85,037
PagerDuty , Inc.* 7,650 310,513
Ping Identity Holding Corp.* 4,250 93,797
Progress Software Corp. 4,167 189,974
PROS Holdings, Inc.* 3,788 164,475
Q2 Holdings, Inc.* 5,322 549,816
QAD, Inc., Class A 1,195 103,666
Qualys , Inc.* 3,314 336,570
Rapid7, Inc.* 5,281 600,714
Rimini Street, Inc.* 4,202 36,515
Riot Blockchain , Inc.*(a) 7,989 263,238
SailPoint Technologies
Holdings, Inc.* 8,690 434,413
Sapiens International Corp.
NV 3,194 80,521
SecureWorks Corp., Class A* 927 18,596
ShotSpotter, Inc.* 841 38,434
Smith Micro Software, Inc.* 3,411 19,306
Sprout Social, Inc., Class A* 4,186 371,884
SPS Commerce, Inc.* 3,419 372,500
Sumo Logic, Inc.* 7,731 159,645
Telos Corp.* 1,676 46,962
Tenable Holdings, Inc.* 8,787 376,084
Upland Software, Inc.* 2,506 90,216
Varonis Systems, Inc.* 10,211 624,913
Verint Systems, Inc.* 6,301 268,864
Veritone , Inc.* 2,716 56,167

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Software
Viant Technology, Inc., Class
A* 1,092 18,881
VirnetX Holding Corp.*(a) 6,569 26,933
Vonage Holdings Corp.* 23,548 335,794
Workiva , Inc.* 4,038 524,011
Xperi Holding Corp. 9,947 206,599
Yext , Inc.* 10,979 143,056
Zix Corp.* 5,643 41,815
Zuora , Inc., Class A* 9,965 172,295
17,247,564
Specialty Retail 2.6%
Aaron's Co., Inc. (The) 3,243 93,625
Abercrombie & Fitch Co.,
Class A* 5,814 219,827
Academy Sports & Outdoors,
Inc.* 5,860 217,113
American Eagle Outfitters, Inc.
(a) 14,718 507,330
America's Car-Mart, Inc.* 575 91,425
Arko Corp.* 1,946 16,152
Asbury Automotive Group,
Inc.* 1,877 385,648
Barnes & Noble Education,
Inc.* 3,641 30,402
Bed Bath & Beyond, Inc.*(a) 10,684 304,921
Big 5 Sporting Goods Corp. 1,973 43,248
Blink Charging Co.*(a) 3,460 119,474
Boot Barn Holdings, Inc.* 2,723 235,322
Buckle, Inc. (The) 2,956 124,389
Caleres , Inc. 3,414 84,462
Camping World Holdings, Inc.,
Class A 4,045 159,211
CarLotz , Inc.* 4,119 18,288
Cato Corp. (The), Class A 1,875 30,938
Chico's FAS, Inc.* 11,400 70,452
Children's Place, Inc. (The)* 1,367 115,279
Citi Trends, Inc.* 845 67,389
Conn's, Inc.* 1,723 38,320
Container Store Group, Inc.
(The)* 3,257 34,264
Designer Brands, Inc., Class
A* 5,697 83,005
Genesco, Inc.* 1,389 79,798
Group 1 Automotive, Inc. 1,666 289,451
GrowGeneration Corp.* 5,330 216,771
Guess?, Inc. 3,780 84,370
Haverty Furniture Cos., Inc. 1,581 56,900
Hibbett, Inc. 1,585 140,526
JOANN, Inc. 1,100 17,006
Kirkland's, Inc.* 1,328 25,843
Lazydays Holdings, Inc.* 696 14,526
Lumber Liquidators Holdings,
Inc.* 2,943 56,152
MarineMax , Inc.* 2,039 109,678
Monro , Inc. 3,199 185,542
Murphy USA, Inc. 2,387 352,106
National Vision Holdings, Inc.* 7,736 417,589
ODP Corp. (The)* 4,639 219,564
Common Stocks
Shares Value ($)
Specialty Retail
OneWater Marine, Inc., Class
A 1,039 48,812
Party City Holdco, Inc.* 10,472 89,431
Rent-A-Center, Inc. 6,400 366,208
Sally Beauty Holdings, Inc.* 10,681 202,085
Shift Technologies, Inc.*(a) 5,881 49,694
Shoe Carnival, Inc. 1,674 56,414
Signet Jewelers Ltd. 5,066 325,946
Sleep Number Corp.* 2,268 225,008
Sonic Automotive, Inc., Class
A 2,074 113,137
Sportsman's Warehouse
Holdings, Inc.* 4,125 72,889
Tilly's, Inc., Class A 2,277 33,768
TravelCenters of America,
Inc.* 1,183 34,212
Urban Outfitters, Inc.* 6,501 241,707
Winmark Corp. 313 65,987
Zumiez , Inc.* 2,131 93,018
7,374,622
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.* 11,505 316,848
Avid Technology, Inc.* 3,499 130,828
Corsair Gaming, Inc.*(a) 2,548 74,376
Diebold Nixdorf, Inc.* 6,615 68,862
Eastman Kodak Co.* 4,251 31,372
Quantum Corp.* 5,655 35,061
Super Micro Computer, Inc.* 4,219 160,491
Turtle Beach Corp.* 1,441 44,527
862,365
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.* 6,224 845,281
Fossil Group, Inc.* 4,469 56,399
G-III Apparel Group Ltd.* 4,265 127,353
Kontoor Brands, Inc. 5,065 280,500
Movado Group, Inc. 1,489 44,774
Oxford Industries, Inc. 1,567 136,219
PLBY Group, Inc.* 1,027 28,941
Rocky Brands, Inc. 719 39,114
Steven Madden Ltd. 8,079 354,103
Superior Group of Cos., Inc. 1,108 25,938
Unifi, Inc.* 1,392 32,837
Vera Bradley, Inc.* 2,138 23,539
Wolverine World Wide, Inc. 7,707 258,493
2,253,491
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.* 5,483 262,362
Bridgewater Bancshares, Inc.* 2,343 38,004
Capitol Federal Financial, Inc. 12,315 136,573
Columbia Financial, Inc.* 4,185 75,497
Essent Group Ltd. 10,684 482,596
Federal Agricultural Mortgage
Corp., Class C 862 84,045
Finance of America Cos., Inc.,
Class A* 3,164 20,408
Flagstar Bancorp, Inc. 5,010 229,258
FS Bancorp, Inc. 722 25,111

102 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Hingham Institution for
Savings 152 45,448
Home Bancorp, Inc. 818 28,728
Home Point Capital, Inc.* 642 3,197
HomeStreet , Inc. 1,970 74,289
Kearny Financial Corp. 6,509 78,303
Luther Burbank Corp. 2,014 26,101
Merchants Bancorp 894 32,756
Meridian Bancorp, Inc. 4,732 90,429
Meta Financial Group, Inc. 3,116 154,865
Mr. Cooper Group, Inc.* 6,962 258,847
NMI Holdings, Inc., Class A* 8,042 177,085
Northfield Bancorp, Inc. 3,885 63,908
Northwest Bancshares, Inc. 12,124 161,371
Ocwen Financial Corp.* 774 20,240
PCSB Financial Corp. 1,500 27,060
PennyMac Financial Services,
Inc. 3,347 210,493
Pioneer Bancorp, Inc.* 1,383 16,001
Premier Financial Corp. 3,500 93,730
Provident Bancorp, Inc. 1,535 24,222
Provident Financial Services,
Inc. 6,956 150,250
Radian Group, Inc. 18,219 411,385
Southern Missouri Bancorp,
Inc. 831 37,295
TrustCo Bank Corp. 1,944 65,377
Velocity Financial, Inc.* 813 10,285
Walker & Dunlop, Inc. 2,794 289,123
Washington Federal, Inc. 7,105 229,278
Waterstone Financial, Inc. 2,233 44,057
WSFS Financial Corp. 4,455 195,040
4,373,017
Tobacco 0.2%
22nd Century Group, Inc.* 14,307 45,925
Turning Point Brands, Inc. 1,380 73,168
Universal Corp. 2,362 123,202
Vector Group Ltd. 13,799 184,355
426,650
Trading Companies & Distributors 1.3%
Alta Equipment Group, Inc.* 1,843 23,203
Applied Industrial
Technologies, Inc. 3,804 341,219
Beacon Roofing Supply, Inc.* 5,382 287,829
BlueLinx Holdings, Inc.* 850 36,516
Boise Cascade Co. 3,733 190,943
CAI International, Inc. 1,542 86,059
Custom Truck One Source,
Inc.* 1,304 10,158
DXP Enterprises, Inc.* 1,648 53,807
EVI Industries, Inc.* 556 14,979
GATX Corp. 3,347 308,761
Global Industrial Co. 1,316 52,008
GMS, Inc.* 4,067 199,812
H&E Equipment Services, Inc. 3,027 103,009
Herc Holdings, Inc.* 2,399 297,572
Karat Packaging, Inc.* 412 9,167
Lawson Products, Inc.* 479 25,143
McGrath RentCorp 2,289 179,503
Common Stocks
Shares Value ($)
Trading Companies & Distributors
MRC Global, Inc.* 7,907 72,507
NOW, Inc.* 10,446 103,102
Rush Enterprises, Inc., Class A 3,989 187,443
Rush Enterprises, Inc., Class
B 710 31,155
Textainer Group Holdings Ltd.* 4,542 146,616
Titan Machinery, Inc.* 1,946 55,519
Transcat , Inc.* 714 45,589
Triton International Ltd. 6,495 342,871
Veritiv Corp.* 1,469 90,020
WESCO International, Inc.* 4,220 449,219
Willis Lease Finance Corp.* 294 12,231
3,755,960
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp. 7,001 276,539
Water Utilities 0.4%
American States Water Co. 3,496 308,767
Artesian Resources Corp.,
Class A 843 32,944
Cadiz, Inc.* 1,885 25,542
California Water Service
Group 4,893 306,693
Global Water Resources, Inc. 1,383 24,369
Middlesex Water Co. 1,626 165,429
Pure Cycle Corp.* 2,059 31,832
SJW Group 2,674 184,319
York Water Co. (The) 1,234 59,553
1,139,448
Wireless Telecommunication Services 0.2%
Gogo , Inc.* 5,656 58,653
Shenandoah
Telecommunications Co. 4,580 241,778
Telephone & Data Systems,
Inc. 9,577 214,046
United States Cellular Corp.* 1,449 52,685
567,162
Total Common Stocks
(cost $206,392,706) 279,641,952
Corporate Bond
Corporate Bond 0.0%
†
Principal
Amount ($) Value ($)
Capital Markets 0.0%
†
GAMCO Investors, Inc.,
4.00%, 06/15/23(c) 1,000 1,000
Total Corporate Bond
(cost  $1,022) 1,000
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞ 1,489 0

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 103
Rights
Number of
Rights
Value ($)
Biotechnology
Oncternal Therapeutics, Inc.,
CVR*∞ 95 97
97
Total Rights
(cost $4,467) 97
Short-Term Investment 5.7%
Shares
Money Market Fund 5.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(d)(e) 15,945,002 15,945,002
Total Short-Term Investment
(cost $15,945,002) 15,945,002
Total Investments
(cost $222,343,197) — 105.0% 295,588,051
Liabilities in excess of other assets — (5.0)% (14,022,168)
NET ASSETS — 100.0%
$ 281,565,883
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
July 31, 2021. The total value of securities on loan as of
July 31, 2021 was $16,393,356, which was collateralized
by cash used to purchase a money market fund with a total
value of $15,945,002 and by $1,454,830 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
9/30/2021 – 11/15/2049; a total value of $17,399,832.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of July 31, 2021 was
$401,329 which represents 0.14% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of July 31, 2021.
(d) Represents 7-day effective yield as of July 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of July 31, 2021 was $15,945,002.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

104 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
Futures contracts outstanding as of July 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 21 9/2021 USD 2,332,680 (13,147)
(13,147)
As of July 31, 2021, the Fund had $131,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 105
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

106 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2021. Please refer to the
Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 2,085,375 $ – $ – $ 2,085,375
Air Freight & Logistics 856,958 – – 856,958
Airlines 956,119 – – 956,119
Auto Components 3,882,102 – – 3,882,102
Automobiles 776,171 – – 776,171
Banks 21,399,583 – – 21,399,583
Beverages 976,563 – – 976,563
Biotechnology 26,580,078 – – 26,580,078
Building Products 3,187,167 – – 3,187,167
Capital Markets 4,398,943 – – 4,398,943
Chemicals 5,426,850 – – 5,426,850
Commercial Services & Supplies 5,160,524 – – 5,160,524
Communications Equipment 2,076,534 – – 2,076,534
Construction & Engineering 3,851,767 – – 3,851,767
Construction Materials 595,310 – – 595,310
Consumer Finance 2,420,966 – – 2,420,966
Containers & Packaging 685,597 – – 685,597
Distributors 232,732 – – 232,732
Diversified Consumer Services 1,877,401 – – 1,877,401
Diversified Financial Services 427,528 – – 427,528
Diversified Telecommunication Services 1,946,585 – – 1,946,585
Electric Utilities 1,652,593 – – 1,652,593
Electrical Equipment 2,725,549 – – 2,725,549
Electronic Equipment, Instruments &
Components 6,445,757 – – 6,445,757
Energy Equipment & Services 2,311,019 – – 2,311,019
Entertainment 2,346,347 – – 2,346,347
Equity Real Estate Investment Trusts
(REITs) 18,162,683 – – 18,162,683
Food & Staples Retailing 2,450,503 – – 2,450,503
Food Products 2,840,043 – – 2,840,043
Gas Utilities 2,311,290 – – 2,311,290
Health Care Equipment & Supplies 10,287,018 – – 10,287,018
Health Care Providers & Services 9,027,932 – – 9,027,932
Health Care Technology 3,736,612 – – 3,736,612
Hotels, Restaurants & Leisure 6,377,841 – – 6,377,841
Household Durables 5,414,574 – – 5,414,574
Household Products 829,452 – – 829,452
Independent Power and Renewable
Electricity Producers 941,900 – – 941,900
Industrial Conglomerates 205,098 – – 205,098
Insurance 5,485,598 – – 5,485,598
Interactive Media & Services 1,364,900 – – 1,364,900
Internet & Direct Marketing Retail 2,311,667 – – 2,311,667
IT Services 4,431,516 4,323 – 4,435,839
Leisure Products 1,585,625 – – 1,585,625
Life Sciences Tools & Services 2,797,635 – – 2,797,635
Machinery 11,031,509 – – 11,031,509
Marine 444,753 – – 444,753
Media 3,282,748 – – 3,282,748
Metals & Mining 3,704,084 – – 3,704,084
Mortgage Real Estate Investment Trusts
(REITs) 3,569,725 – – 3,569,725
Multiline Retail 903,839 – – 903,839
Multi-Utilities 1,077,470 – – 1,077,470
Oil, Gas & Consumable Fuels 8,534,434 – – 8,534,434
Paper & Forest Products 632,553 – – 632,553
Personal Products 1,453,369 – – 1,453,369

Nationwide Small Cap Index Fund - July 31, 2021 (Unaudited) - Statement of Investments - 107
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2021. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
Level 1 Level 2 Level 3 Total
Assets:
Pharmaceuticals $ 4,651,012 $ – $ – $ 4,651,012
Professional Services 4,594,643 – – 4,594,643
Real Estate Management & Development 2,148,042 – – 2,148,042
Road & Rail 1,722,238 – – 1,722,238
Semiconductors & Semiconductor
Equipment 7,766,387 – – 7,766,387
Software 17,247,564 – – 17,247,564
Specialty Retail 7,374,622 – – 7,374,622
Technology Hardware, Storage &
Peripherals 862,365 – – 862,365
Textiles, Apparel & Luxury Goods 2,253,491 – – 2,253,491
Thrifts & Mortgage Finance 4,373,017 – – 4,373,017
Tobacco 426,650 – – 426,650
Trading Companies & Distributors 3,755,960 – – 3,755,960
Transportation Infrastructure 276,539 – – 276,539
Water Utilities 1,139,448 – – 1,139,448
Wireless Telecommunication Services 567,162 – – 567,162
Total Common Stocks $ 279,637,629 $ 4,323 $ – $ 279,641,952
Corporate Bond – 1,000 – 1,000
Rights   – 97 – 97
Short-Term Investment 15,945,002 – – 15,945,002
Total Assets $ 295,582,631 $ 5,420 $ – $ 295,588,051
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (13,147) $ – $ – $ (13,147)
Total Liabilities $ (13,147) $ – $ – $ (13,147)
Total $ 295,569,484 $ 5,420 $ – $ 295,574,904
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended July 31, 2021, the Fund held two common stocks and one rights investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks Rights Total
Balance as of 10/31/2020 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) 3,576 — 3,576
Purchases — — —
Sales (3,576) — (3,576)
Change in Unrealized Appreciation/Depreciation — — —
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 7/31/2021 $ — $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 7/31/2021 $ — $ — $—
Amounts designated as "—" are zero or have been rounded to zero.

108 - Statement of Investments - July 31, 2021 (Unaudited) - Nationwide Small Cap Index Fund
(a)
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of July 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2021:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (13,147)
Total $ (13,147)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.